UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Gregory F. Niland

American Funds Insurance Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2021

Investing in global
companies for
the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the American Funds Insurance Series for the periods ended June 30, 2021, are shown on the following pages, as well as results of the funds’ benchmarks.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/afis. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

Investment portfolios

28	Global Growth Fund

33	Global Small Capitalization Fund

41	Growth Fund

48	International Fund

53	New World Fund®

66	Washington Mutual Investors Fund

71	Capital World Growth and Income Fund®

80	Growth-Income Fund

86	International Growth and Income Fund

90	Capital Income Builder®

104	Asset Allocation Fund

134	Global Balanced Fund

147	The Bond Fund of America®

169	Capital World Bond Fund®

191	American High-Income Trust®

210	American Funds Mortgage Fund®

217	Ultra-Short Bond Fund

219	U.S. Government Securities Fund®

227	Managed Risk Growth Fund

229	Managed Risk International Fund

231	Managed Risk Washington Mutual Investors Fund

233	Managed Risk Growth-Income Fund

235	Managed Risk Asset Allocation Fund

237	Financial statements

American Funds Insurance Series	1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2021, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime
Global Growth Fund	4/30/97	11.76%	40.24%	19.97%	13.82%	11.29%
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	9.90	7.24
Global Small Capitalization Fund	4/30/98	10.86	48.91	18.03	10.77	10.78
MSCI All Country World Small Cap Index[1]		15.43	54.07	14.13	9.90	8.67
Growth Fund	2/8/84	13.03	53.72	25.84	17.88	14.02
Standard & Poor’s 500 Composite Index[2]		15.25	40.79	17.65	14.84	11.89
International Fund	5/1/90	4.71	34.76	12.27	6.96	8.42
MSCI All Country World Index (ACWI) ex USA[1]		9.16	35.72	11.08	5.45	6.19
New World Fund	6/17/99	10.21	42.32	15.30	7.72	9.42
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	9.90	6.07
Washington Mutual Investors Fund	7/5/01	15.14	36.86	12.16	12.34	7.40
Standard & Poor’s 500 Composite Index[2]		15.25	40.79	17.65	14.84	8.64
Capital World Growth and Income Fund	5/1/06	10.06	34.95	13.80	10.54	8.08
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	9.90	7.22
Growth-Income Fund	2/8/84	14.30	34.96	16.56	14.03	11.76
Standard & Poor’s 500 Composite Index[2]		15.25	40.79	17.65	14.84	11.89
International Growth and Income Fund	11/18/08	7.20	34.10	9.45	6.04	9.29
MSCI All Country World Index (ACWI) ex USA[1]		9.16	35.72	11.08	5.45	9.20
Capital Income Builder	5/1/14	9.85	22.58	7.22	—	5.60
70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index[3]		7.98	26.29	11.27	—	8.26
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	—	10.10
Bloomberg Barclays U.S. Aggregate Index[4]		–1.60	–0.33	3.03	—	3.34
Asset Allocation Fund	8/1/89	10.22	26.09	12.00	10.67	8.95
60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index[5]		8.28	23.02	11.89	10.39	8.92
Standard & Poor’s 500 Composite Index[2]		15.25	40.79	17.65	14.84	10.55
Bloomberg Barclays U.S. Aggregate Index[4]		–1.60	–0.33	3.03	3.39	5.81
Global Balanced Fund	5/2/11	6.10	20.72	10.11	7.57	7.17
60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index[6]		5.89	23.58	9.80	6.92	6.55
MSCI All Country World Index (ACWI)[1]		12.30	39.26	14.61	9.90	9.30
Bloomberg Barclays Global Aggregate Index[4]		–3.21	2.63	2.34	2.05	2.00
The Bond Fund of America	1/2/96	–0.67	2.45	3.91	3.84	4.80
Bloomberg Barclays U.S. Aggregate Index[4]		–1.60	–0.33	3.03	3.39	4.99
Capital World Bond Fund	10/4/06	–3.20	4.41	3.07	2.52	4.10
Bloomberg Barclays Global Aggregate Index[4]		–3.21	2.63	2.34	2.05	3.61
American High-Income Trust	2/8/84	6.62	21.11	8.13	6.02	8.72
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index[4]		3.61	15.34	7.47	6.65	N/A
American Funds Mortgage Fund	5/2/11	–0.57	0.53	2.63	2.86	2.91
Bloomberg Barclays U.S. Mortgage Backed Securities Index[4]		–0.77	–0.42	2.27	2.64	2.72
Ultra-Short Bond Fund	2/8/84	–0.18	–0.27	0.88	0.33	3.26
Bloomberg Barclays Short-Term Government/Corporate Index[4]		0.11	0.25	1.47	0.90	N/A
U.S. Government Securities Fund	12/2/85	–1.31	–0.14	2.85	3.01	5.71
Bloomberg Barclays U.S. Government/ Mortgage-Backed Securities Index[4]		–1.79	–2.01	2.25	2.72	6.07

2	American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns
Class P1 shares	date	6 months	1 year	5 years	Lifetime
Managed Risk Growth Fund	5/1/13	7.56%	31.22%	18.32%	12.84%
S&P 500 Managed Risk Index — Moderate Aggressive[7]		10.54	21.82	11.49	10.17
Managed Risk International Fund	5/1/13	2.73	20.86	7.91	3.94
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index — Moderate Aggressive[7]		6.70	18.87	6.94	3.87
Managed Risk Washington Mutual Investors Fund	5/1/13	9.08	17.85	7.15	6.76
S&P 500 Managed Risk Index — Moderate[7]		8.97	19.02	10.48	9.33
Managed Risk Growth-Income Fund	5/1/13	8.82	18.76	12.42	9.64
S&P 500 Managed Risk Index — Moderate[7]		8.97	19.02	10.48	9.33
Managed Risk Asset Allocation Fund	9/28/12	8.62	19.69	9.27	8.33
S&P 500 Managed Risk Index — Moderate Conservative[7]		7.57	16.61	9.55	8.86

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/ or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Capital Income Builder, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Visit capitalgroup.com/afis for more information.

[1]	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.
[2]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]	Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies. Bloomberg Barclays Short-Term Government/Corporate Index consists of investment-grade, fixed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector.
[5]	Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[6]	Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[7]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

American Funds Insurance Series	3

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund), Capital World Growth and Income Fund (formerly Global Growth and Income Fund), Capital Income Builder, The Bond Fund of America (formerly Bond Fund), Capital World Bond Fund, American High-Income Trust (formerly High-Income Bond Fund), American Funds Mortgage Fund and U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund). These waivers will be in effect through at least May 1, 2022, and may only be modified or terminated with the approval of the series board. Visit capitalgroup.com/afis for more information.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. The waivers and reimbursements will be in effect through at least May 1, 2022, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower and the net expense ratios higher. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series –International FundSM and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors FundSM and American Funds Insurance Series – U.S. Government Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts and exchange-traded put options. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying funds.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

4	American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio

Class 1	11.76%	40.24%	19.97%	13.82%	11.29%	0.56%
Class 1A	11.62	39.88	19.68	13.54	11.01	0.81
Class 2	11.60	39.87	19.67	13.53	11.01	0.81
Class 4	11.47	39.53	19.37	13.30	10.75	1.06

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Expense ratio

Class 1	10.86%	48.91%	18.03%	10.77%	10.78%	0.74%
Class 1A	10.73	48.53	17.75	10.50	10.51	0.99
Class 2	10.72	48.51	17.74	10.49	10.51	0.99
Class 4	10.56	48.18	17.44	10.22	10.23	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

6	American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	13.03%	53.72%	25.84%	17.88%	14.02%	0.36%
Class 1A	12.87	53.33	25.53	17.59	13.74	0.61
Class 2	12.87	53.34	25.52	17.58	13.74	0.61
Class 3	12.91	53.43	25.61	17.67	13.82	0.54
Class 4	12.74	52.96	25.21	17.31	13.46	0.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

American Funds Insurance Series	7

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio

Class 1	4.71%	34.76%	12.27%	6.96%	8.42%	0.55%
Class 1A	4.61	34.42	12.00	6.70	8.15	0.80
Class 2	4.61	34.46	11.99	6.69	8.15	0.80
Class 3	4.67	34.52	12.07	6.77	8.23	0.73
Class 4	4.47	34.11	11.72	6.45	7.89	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

8	American Funds Insurance Series

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Gross expense ratio	Net expense ratio

Class 1	10.21%	42.32%	15.30%	7.72%	9.42%	0.77%	0.59%
Class 1A	10.05	41.98	15.02	7.45	9.15	1.02	0.84
Class 2	10.09	41.98	15.01	7.45	9.15	1.02	0.84
Class 4	9.92	41.64	14.72	7.19	8.88	1.27	1.09

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

American Funds Insurance Series	9

Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund)*

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021†

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Gross expense ratio	Net expense ratio

Class 1	15.14%	36.86%	12.16%	12.34%	7.40%	0.43%	0.27%
Class 1A	15.00	36.58	11.90	12.07	7.14	0.68	0.52
Class 2	15.03	36.49	11.87	12.06	7.13	0.68	0.52
Class 4	14.88	36.17	11.59	11.84	6.90	0.93	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

†	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

*	Normally, the fund invests at least 80% of its assets in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion. Though the fund’s investment adviser does not intend to change the manner in which the fund is managed, this investment guideline will no longer be disclosed in the fund’s registration statement as of November 1, 2021.

10	American Funds Insurance Series

Capital World Growth and Income Fund® (formerly Global Growth and Income Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Gross expense ratio	Gross expense ratio

Class 1	10.06%	34.95%	13.80%	10.54%	8.08%	0.66%	0.43%
Class 1A	9.94	34.67	13.55	10.28	7.82	0.91	0.68
Class 2	9.98	34.67	13.52	10.26	7.81	0.91	0.68
Class 4	9.82	34.38	13.23	10.01	7.56	1.16	0.93

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

American Funds Insurance Series	11

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	14.30%	34.96%	16.56%	14.03%	11.76%	0.30%
Class 1A	14.14	34.61	16.29	13.75	11.48	0.55
Class 2	14.14	34.61	16.27	13.74	11.48	0.55
Class 3	14.19	34.72	16.35	13.82	11.56	0.48
Class 4	14.00	34.29	15.98	13.47	11.21	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

12	American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since November 18, 2008)	Expense ratio

Class 1	7.20%	34.10%	9.45%	6.04%	9.29%	0.68%
Class 1A	7.08	33.82	9.21	5.79	9.03	0.93
Class 2	7.02	33.74	9.18	5.78	9.02	0.93
Class 4	6.88	33.41	8.90	5.55	8.77	1.18

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

American Funds Insurance Series	13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	Lifetime (since May 1, 2014)	Gross expense ratio	Net expense ratio

Class 1	9.85%	22.58%	7.22%	5.60%	0.53%	0.28%
Class 1A	9.72	22.31	6.96	5.34	0.78	0.53
Class 2	9.72	22.42	6.97	5.43	0.78	0.53
Class 4	9.60	22.03	6.70	5.08	1.03	0.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

14	American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since August 1,1989)	Expense ratio

Class 1	10.22%	26.09%	12.00%	10.67%	8.95%	0.30%
Class 1A	10.10	25.75	11.74	10.40	8.68	0.55
Class 2	10.06	25.75	11.72	10.40	8.68	0.55
Class 3	10.14	25.85	11.81	10.47	8.76	0.48
Class 4	9.97	25.47	11.45	10.16	8.42	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

American Funds Insurance Series	15

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Expense ratio

Class 1	6.10%	20.72%	10.11%	7.57%	7.17%	0.72%
Class 1A	5.98	20.45	9.87	7.32	6.92	0.97
Class 2	5.98	20.41	9.83	7.29	6.91	0.97
Class 4	5.82	20.13	9.57	7.15	6.75	1.22

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

16	American Funds Insurance Series

The Bond Fund of America® (formerly Bond Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on  a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Gross expense ratio	Net expense ratio

Class 1	-0.67%	2.45%	3.91%	3.84%	4.80%	0.40%	0.21%
Class 1A	–0.79	2.16	3.66	3.58	4.54	0.65	0.46
Class 2	–0.81	2.14	3.64	3.57	4.54	0.65	0.46
Class 4	–0.93	1.89	3.38	3.33	4.28	0.90	0.71

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

American Funds Insurance Series	17

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since October 4, 2006)	Gross expense ratio	Net expense ratio

Class 1	–3.20%	4.41%	3.07%	2.52%	4.10%	0.58%	0.48%
Class 1A	–3.24	4.21	2.86	2.29	3.86	0.83	0.73
Class 2	–3.26	4.20	2.82	2.26	3.84	0.83	0.73
Class 4	–3.41	3.88	2.56	2.05	3.61	1.08	0.98

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

18	American Funds Insurance Series

American High-Income Trust® (formerly High-Income Bond Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Gross expense ratio	Net expense ratio

Class 1	6.62%	21.11%	8.13%	6.02%	8.72%	0.52%	0.33%
Class 1A	6.49	20.82	7.90	5.77	8.45	0.77	0.58
Class 2	6.50	20.81	7.88	5.76	8.45	0.77	0.58
Class 3	6.56	20.85	7.93	5.83	8.52	0.70	0.51
Class 4	6.28	20.38	7.58	5.53	8.19	1.02	0.83

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

American Funds Insurance Series	19

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio

Class 1	-0.57%	0.53%	2.63%	2.86%	2.91%	0.48%	0.27%
Class 1A	–0.60	0.38	2.40	2.61	2.66	0.73	0.52
Class 2	–0.70	0.28	2.38	2.60	2.65	0.73	0.52
Class 4	–0.74	0.06	2.13	2.41	2.45	0.98	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

20	American Funds Insurance Series

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	–0.18%	–0.27%	0.88%	0.33%	3.26%	0.37%
Class 1A	–0.18	–0.27	0.85	0.19	3.03	0.62
Class 2	–0.27	–0.45	0.69	0.15	3.07	0.55
Class 3	-0.27	–0.54	0.62	0.08	3.01	0.62
Class 4	–0.36	–0.72	0.38	-0.10	2.77	0.87

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

Commercial paper	54.7%
Bonds & notes of governments & government agencies outside the U.S.	18.7
U.S. Treasury bills	15.2
Federal agency bills & notes	9.1
Other assets less liabilities	2.3
Total	100.0%

American Funds Insurance Series	21

U.S. Government Securities Fund® (formerly U.S. Government/AAA-Rated Securities Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Gross expense ratio	Net expense ratio

Class 1	–1.31%	–0.14%	2.85%	3.01%	5.71%	0.39%	0.23%
Class 1A	–1.42	–0.42	2.62	2.77	5.45	0.64	0.48
Class 2	–1.36	–0.36	2.59	2.76	5.45	0.64	0.48
Class 3	–1.41	–0.38	2.66	2.83	5.52	0.57	0.41
Class 4	–1.58	–0.72	2.31	2.54	5.19	0.89	0.73

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2021. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2021	Percent of net assets

22	American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	7.56%	31.22%	18.32%	12.84%	0.74%	0.69%
Class P2	7.53	30.94	18.02	12.52	0.99	0.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021.

*	Periods greater than one year are annualized.

American Funds Insurance Series	23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	2.73%	20.86%	7.91%	3.94%	0.94%	0.86%
Class P2	2.64	20.52	7.56	3.57	1.19	1.11

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021.

*	Periods greater than one year are annualized.

24	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

(formerly Managed Risk Blue Chip Income and Growth Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	9.08%	17.85%	7.15%	6.76%	0.68%	0.63%
Class P2	8.99	17.61	6.81	6.41	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021.

*	Periods greater than one year are annualized.

American Funds Insurance Series	25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	8.82%	18.76%	12.42%	9.64%	0.68%	0.63%
Class P2	8.76	18.44	12.14	9.32	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2021.

*	Periods greater than one year are annualized.

26	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2021*

	6 months	1 year	5 years	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio

Class P1	8.62%	19.69%	9.27%	8.33%	0.70%	0.65%
Class P2	8.46	19.38	9.00	8.06	0.95	0.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com/afis for more information.

*	Periods greater than one year are annualized.

American Funds Insurance Series	27

Global Growth Fund
Investment portfolio June 30, 2021	unaudited

Common stocks 92.05%	Shares	Value (000)
Information technology 31.05%
ASML Holding NV	560,592	$385,140
ASML Holding NV (New York registered) (ADR)	303,400	209,601
Taiwan Semiconductor Manufacturing Company, Ltd.	24,817,000	529,964
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	16,822
Microsoft Corp.	1,902,900	515,496
PayPal Holdings, Inc.[1]	846,600	246,767
Adyen NV1	61,500	150,259
Broadcom, Inc.	233,350	111,271
Adobe, Inc.[1]	135,000	79,061
Applied Materials, Inc.	520,137	74,068
PagSeguro Digital, Ltd., Class A1	1,094,000	61,176
Zendesk, Inc.[1]	419,500	60,551
Samsung Electronics Co., Ltd.	785,100	56,260
EPAM Systems, Inc.[1]	105,240	53,773
Amphenol Corp., Class A	747,000	51,102
Hexagon AB, Class B	3,136,000	46,464
Fiserv, Inc.[1]	419,103	44,798
Keyence Corp.	72,300	36,490
DocuSign, Inc.[1]	106,750	29,844
Advanced Micro Devices, Inc.[1]	301,500	28,320
Mastercard, Inc., Class A	67,500	24,644
Visa, Inc., Class A	70,197	16,413
TeamViewer AG1	428,000	16,098
Network International Holdings PLC[1]	3,173,000	16,051
Amadeus IT Group SA, Class A, non-registered shares[1]	212,301	14,933
Worldline SA, non-registered shares[1]	152,800	14,303
Jack Henry & Associates, Inc.	69,400	11,348
		2,901,017

Consumer discretionary 18.31%
Amazon.com, Inc.[1]	144,050	495,555
Chipotle Mexican Grill, Inc.[1]	130,000	201,544
LVMH Moët Hennessy-Louis Vuitton SE	158,900	124,599
Domino’s Pizza, Inc.	230,200	107,386
Floor & Decor Holdings, Inc., Class A1	914,698	96,684
Ocado Group PLC[1]	2,881,000	79,825
Renault SA1	1,688,781	68,254
NIKE, Inc., Class B	383,100	59,185
Booking Holdings, Inc.[1]	24,600	53,827
Coupang, Inc., Class A1,2	906,542	37,912
Naspers, Ltd., Class N	169,130	35,510
Prosus NV	347,800	34,011
MercadoLibre, Inc.[1]	21,200	33,025
Xpeng, Inc., Class A (ADR)[1]	671,711	29,837
Home Depot, Inc.	92,275	29,426
Stellantis NV	1,327,055	26,027
Sony Group Corp.	243,000	23,656
Entain PLC[1]	887,000	21,417
IDP Education, Ltd.	1,119,000	20,594
MGM China Holdings, Ltd.[1]	12,708,000	19,248
EssilorLuxottica	102,335	18,886
Evolution AB	114,500	18,094
Wynn Macau, Ltd.[1]	10,510,400	16,542
Moncler SpA	217,370	14,707
Melco Resorts & Entertainment, Ltd. (ADR)[1]	835,000	13,836
JD Health International, Inc.[1]	893,550	12,809
Marriott International, Inc., Class A1	74,000	10,102
THG PLC[1]	1,026,870	8,665
		1,711,163

28	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care 11.76%
DexCom, Inc.[1]	253,000	$108,031
UnitedHealth Group, Inc.	259,600	103,954
Mettler-Toledo International, Inc.[1]	65,000	90,047
AstraZeneca PLC	674,300	80,991
NovoCure, Ltd.[1]	340,000	75,419
Cigna Corp.	316,600	75,056
Pfizer, Inc.	1,699,000	66,533
Fisher & Paykel Healthcare Corp., Ltd.	2,550,000	55,470
Regeneron Pharmaceuticals, Inc.[1]	95,036	53,081
Merck & Co., Inc.	620,000	48,217
Tandem Diabetes Care, Inc.[1]	379,084	36,923
Silk Road Medical, Inc.[1]	702,000	33,598
Danaher Corp.	110,000	29,520
Humana Inc.	55,000	24,350
Zoetis, Inc., Class A	130,000	24,227
Bayer AG	363,860	22,094
Catalent, Inc.[1]	200,000	21,624
Eli Lilly and Company	92,000	21,116
Zai Lab, Ltd. (ADR)[1]	95,400	16,885
Olympus Corp.	796,800	15,836
bioMérieux SA	135,000	15,687
Novartis AG	165,600	15,092
Rede D’Or Sao Luiz SA	1,073,663	14,901
Sanofi	135,000	14,144
Teladoc Health, Inc.[1]	79,000	13,137
Vertex Pharmaceuticals, Inc.[1]	49,500	9,981
Coloplast A/S, Class B	55,750	9,148
Organon & Co.[1]	62,000	1,876
Viatris, Inc.	110,678	1,582
		1,098,520

Communication services 9.69%
Alphabet, Inc., Class A1	95,500	233,191
Alphabet, Inc., Class C1	63,852	160,033
Facebook, Inc., Class A1	710,030	246,885
Tencent Holdings, Ltd.	2,028,000	152,538
Bilibili, Inc., Class Z1	284,200	34,993
Sea, Ltd., Class A (ADR)[1]	95,851	26,321
Altice USA, Inc., Class A1	751,200	25,646
Kuaishou Technology, Class B1,3,4	571,000	13,180
Kuaishou Technology, Class B1	900	22
Bumble, Inc., Class A1	217,500	12,528
		905,337

Financials 8.84%
AIA Group, Ltd.	12,499,500	155,352
Tradeweb Markets, Inc., Class A	1,685,360	142,514
Kotak Mahindra Bank, Ltd.[1]	3,018,964	69,284
JPMorgan Chase & Co.	438,700	68,235
Allfunds Group PLC[1]	2,890,300	50,304
AXA SA	1,692,893	42,927
Citigroup, Inc.	497,600	35,205
Prudential PLC	1,773,082	33,688
Société Générale	1,011,450	29,815
Moscow Exchange MICEX-RTS PJSC	12,640,000	29,504
BlackRock, Inc.	26,500	23,187
HDFC Life Insurance Company, Ltd.	2,064,553	19,062
QBE Insurance Group, Ltd.	2,132,000	17,252
Willis Towers Watson PLC	73,000	16,792
CME Group, Inc., Class A	76,437	16,257
Bank of America Corp.	385,000	15,874
FinecoBank SpA[1]	893,000	15,565

American Funds Insurance Series	29

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Macquarie Group, Ltd.	101,500	$11,907
Banco Santander, SA	2,946,020	11,247
Lufax Holding, Ltd. (ADR)[1,2]	966,000	10,916
Sberbank of Russia PJSC (ADR)	645,500	10,719
		825,606

Consumer staples 5.51%
British American Tobacco PLC	2,585,800	100,154
Philip Morris International, Inc.	919,500	91,132
Kweichow Moutai Co., Ltd., Class A	269,957	85,928
Altria Group, Inc.	1,248,500	59,529
Keurig Dr Pepper, Inc.	1,624,000	57,230
Nestlé SA	313,500	39,040
Walgreens Boots Alliance, Inc.	657,651	34,599
Associated British Foods PLC	595,000	18,239
Costco Wholesale Corp.	42,170	16,685
Mondelez International, Inc.	192,000	11,988
		514,524

Industrials 3.49%
DSV Panalpina A/S	201,000	46,875
Airbus SE, non-registered shares[1]	327,000	42,047
MTU Aero Engines AG	167,000	41,366
Alliance Global Group, Inc.	156,400,700	32,552
GT Capital Holdings, Inc.	2,454,611	30,522
NIBE Industrier AB, Class B	2,740,000	28,821
Safran SA	164,000	22,737
Country Garden Services Holdings Co., Ltd.	2,003,000	21,644
Nidec Corp.	149,100	17,280
General Electric Co.	1,260,000	16,960
SMC Corp.	22,500	13,296
Boeing Company[1]	51,300	12,289
		326,389

Materials 1.76%
Sherwin-Williams Company	461,700	125,790
Shin-Etsu Chemical Co., Ltd.	119,500	19,986
Koninklijke DSM NV	101,700	18,981
		164,757

Energy 1.10%
Reliance Industries, Ltd.	1,623,617	46,104
Reliance Industries, Ltd., interim shares	106,956	2,139
Gazprom PJSC (ADR)	4,173,000	31,807
LUKOIL Oil Co. PJSC (ADR)	246,300	22,812
		102,862

Real estate 0.36%
Goodman Logistics (HK), Ltd. REIT	1,276,503	20,266
ESR Cayman, Ltd.[1]	4,100,000	13,835
		34,101

Utilities 0.18%
Ørsted AS	121,736	17,082

Total common stocks (cost: $4,083,141,000)		8,601,358

Preferred securities 2.91%
Health care 2.01%
Sartorius AG, nonvoting non-registered preferred shares	360,500	187,656

30	American Funds Insurance Series

Global Growth Fund (continued)

Preferred securities (continued)	Shares	Value (000)
Information technology 0.90%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,289,000	$84,358

Total preferred securities (cost: $70,623,000)		272,014

Short-term securities 5.64%
Money market investments 5.21%
Capital Group Central Cash Fund 0.04%[5,6]	4,867,535	486,754

Money market investments purchased with collateral from securities on loan 0.43%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[5,7]	22,129,193	22,129
Capital Group Central Cash Fund 0.04%[5,6,7]	178,892	17,888
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[5,7]	117,498	118
		40,135

Total short-term securities (cost: $526,921,000)		526,889
Total investment securities 100.60% (cost: $4,680,685,000)		9,400,261
Other assets less liabilities (0.60)%		(56,287)

Net assets 100.00%		$9,343,974

Investments in affiliates6

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Short-term securities 5.40%
Money market investments 5.21%
Capital Group Central Cash Fund 0.04%[5]	$125,696	$966,146		$605,039	$(1)	$(48)	$486,754	$103
Money market investments purchased with collateral from securities on loan 0.19%
Capital Group Central Cash Fund 0.04%[5,7]	—	17,888	[8]				17,888	—	[9]
Total short-term securities							504,642
Total 5.40%					$(1)	$(48)	$504,642	$103

American Funds Insurance Series	31

Global Growth Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $43,575,000, which represented .47% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $13,180,000, which represented .14% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,180,000, which represented .14% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 6/30/2021.
[6]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Represents net activity. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

32	American Funds Insurance Series

Global Small Capitalization Fund
Investment portfolio June 30, 2021	unaudited

Common stocks 93.45%	Shares	Value (000)
Information technology 22.87%
Cree, Inc.[1]	1,166,056	$114,192
Ceridian HCM Holding, Inc.[1]	647,135	62,073
PAR Technology Corp.[1,2]	842,082	58,895
Net One Systems Co., Ltd.	1,616,556	53,330
BE Semiconductor Industries NV	610,276	51,769
Silergy Corp.	275,740	37,507
Kingdee International Software Group Co., Ltd.[1]	10,717,074	36,371
Qorvo, Inc.[1]	181,818	35,573
Unimicron Technology Corp.	6,678,300	30,920
Olo, Inc., Class A1	820,670	30,685
Bentley Systems, Inc., Class B2	455,043	29,478
OneConnect Financial Technology Co., Ltd. (ADR)[1]	2,401,585	28,867
Avast PLC	4,160,243	28,187
eMemory Technology, Inc.[1]	573,000	27,455
Appfolio, Inc., Class A1	193,616	27,338
Asana, Inc., Class A1,2	430,100	26,679
Nordic Semiconductor ASA[1]	992,291	25,147
SUMCO Corp.	999,000	24,504
Smartsheet, Inc., Class A1	337,600	24,415
MACOM Technology Solutions Holdings, Inc.[1]	380,000	24,350
Avalara, Inc.[1]	149,119	24,127
Pegasystems, Inc.	169,591	23,605
SimCorp AS	187,352	23,517
LEM Holding SA1	9,570	20,066
Euronet Worldwide, Inc.[1]	140,000	18,949
Tanla Platforms, Ltd.[1]	1,677,291	18,046
SHIFT, Inc.[1]	114,800	17,784
Silicon Laboratories, Inc.[1]	115,900	17,762
Globant SA1	81,000	17,753
Rapid7, Inc.[1]	182,297	17,251
Keywords Studios PLC[1]	440,000	15,155
ON Semiconductor Corp.[1]	395,000	15,121
Anaplan, Inc.[1]	272,133	14,505
Marvell Technology, Inc.	221,217	12,903
Aspen Technology, Inc.[1]	93,100	12,805
Network International Holdings PLC[1]	2,494,284	12,618
Cognex Corp.	136,300	11,456
GlobalWafers Co., Ltd.	311,000	10,258
Computer Services, Inc.	163,500	9,197
Megaport, Ltd.[1]	650,000	8,984
INFICON Holding AG	7,397	8,554
SINBON Electronics Co., Ltd.[1]	857,000	8,428
MongoDB, Inc., Class A1	23,300	8,423
DoubleVerify Holdings, Inc.[1]	188,100	7,964
Extreme Networks, Inc.[1]	678,378	7,571
ALTEN SA, non-registered shares	53,608	7,107
Okta, Inc., Class A1	25,463	6,230
Appier Group, Inc.[1,2]	422,700	6,008
BigCommerce Holdings, Inc., Series 1[1]	90,000	5,843
Pexip Holding ASA[1]	627,882	5,608
Alkami Technology, Inc.[1]	156,207	5,572
Bechtle AG, non-registered shares	24,781	4,603
Lightspeed POS, Inc., subordinate voting shares[1]	54,730	4,576
Linklogis, Inc., Class B1,2	1,634,615	3,672
Appen, Ltd.	269,793	2,752
Yotpo, Ltd.[1,3,4,5,6]	678,736	1,418
		1,193,926

American Funds Insurance Series	33

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care 19.30%
Insulet Corp.[1]	524,329	$143,934
CanSino Biologics, Inc., Class H1	1,984,600	105,463
Notre Dame Intermédica Participações SA	3,012,035	51,432
Health Catalyst, Inc.[1,2]	922,700	51,219
Applied Molecular Transport, Inc.[1,2]	1,071,152	48,995
Cortexyme, Inc.[1]	689,544	36,546
Integra LifeSciences Holdings Corp.[1]	530,900	36,229
Globus Medical, Inc., Class A1	447,600	34,702
Ocumension Therapeutics[1,2]	9,650,966	33,934
Mani, Inc.	1,459,254	33,442
Max Healthcare Institute, Ltd.[1]	9,064,851	31,037
Allakos, Inc.[1]	354,275	30,244
AddLife AB, Class B	982,427	30,191
PRA Health Sciences, Inc.[1]	180,222	29,774
New Frontier Health Corp., Class A1	2,324,870	25,969
Haemonetics Corp.[1]	376,300	25,077
Kronos Bio, Inc.[1]	1,006,990	24,117
GVS SpA	1,350,919	22,122
Nevro Corp.[1]	131,205	21,752
CONMED Corp.	148,708	20,437
Ultragenyx Pharmaceutical, Inc.[1]	189,727	18,090
CompuGroup Medical SE & Co. KGaA	205,520	16,096
Amplifon SpA	311,536	15,382
Guardant Health, Inc.[1]	119,227	14,807
New Horizon Health, Ltd.[1]	1,270,844	12,963
Shandong Pharmaceutical Glass Co., Ltd., Class A	2,180,508	11,457
Ambu AS, Class B, non-registered shares	266,155	10,232
Medincell SA1,2	809,800	8,959
Arjo AB, Class B	765,000	7,884
BioMarin Pharmaceutical, Inc.[1]	92,000	7,677
Alignment Healthcare, Inc.[1]	322,800	7,544
iRhythm Technologies, Inc.[1]	113,527	7,533
Bachem Holding AG, Class B	10,977	6,501
Encompass Health Corp.	79,000	6,164
Nordhealth AS, Class A1	1,279,999	5,679
Angelalign Technology, Inc.[1]	102,000	5,263
Antares Vision SpA[1]	281,100	3,900
Madrigal Pharmaceuticals, Inc.[1]	38,000	3,702
Innovage Holding Corp.[1]	52,579	1,120
NMC Health PLC[1,3,4]	219,652	3
		1,007,572

Consumer discretionary 17.78%
Lands’ End, Inc.[1,7]	2,100,000	86,205
Wyndham Hotels & Resorts, Inc.	768,069	55,524
Shop Apotheke Europe NV, non-registered shares[1]	255,264	47,944
Mattel, Inc.[1]	2,100,069	42,211
Thor Industries, Inc.	369,500	41,754
Coursera, Inc.[1,3,6]	975,534	35,119
Coursera, Inc.[1,2]	111,000	4,391
Five Below, Inc.[1]	199,700	38,596
YETI Holdings, Inc.[1]	410,595	37,701
Entain PLC[1]	1,513,050	36,533
Helen of Troy, Ltd.[1]	160,000	36,499
Everi Holdings, Inc.[1]	1,419,053	35,391
Evolution AB	182,215	28,795
Skechers USA, Inc., Class A1	550,000	27,407
Tube Investments of India, Ltd.	1,627,714	25,591
Tongcheng-Elong Holdings, Ltd.[1]	10,084,800	25,250
zooplus AG, non-registered shares[1]	63,253	20,491
SSP Group PLC[1]	5,542,395	20,424
Inchcape PLC	1,871,000	19,890

34	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Kindred Group PLC (SDR)	1,150,611	$18,036
Scientific Games Corp.[1]	223,732	17,326
Arco Platform, Ltd., Class A1	538,725	16,517
Asbury Automotive Group, Inc.[1]	87,582	15,009
Melco International Development, Ltd.[1]	7,826,000	14,373
Basic-Fit NV1,2	329,911	14,106
Just Eat Takeaway (EUR denominated)[1]	150,679	13,913
B2W - Cia. Digital, ordinary nominative shares[1]	1,010,093	13,456
Desenio Group AB1	1,222,785	12,716
Musti Group Oyj	327,550	12,126
Leslie’s, Inc.[1]	420,664	11,564
Bright Horizons Family Solutions, Inc.[1]	74,300	10,930
Cie. Plastic Omnium SA	308,912	9,648
Purple Innovation, Inc., Class A1	347,200	9,170
Cairn Homes PLC[1]	6,829,200	8,644
Golden Entertainment, Inc.[1]	179,300	8,033
Zhongsheng Group Holdings, Ltd.	938,500	7,808
Thule Group AB	155,900	6,911
Elior Group SA1	882,500	6,593
frontdoor, inc.[1]	131,200	6,536
TopBuild Corp.[1]	32,600	6,448
Sonans Gruppen AS1	802,602	5,127
Dalata Hotel Group PLC[1]	800,000	3,740
IDP Education, Ltd.	180,966	3,331
DESCENTE, Ltd.[1]	106,700	2,973
Countryside Properties PLC[1]	405,700	2,652
OneSpaWorld Holdings, Ltd.[1]	245,538	2,379
Leifheit AG, non-registered shares	36,773	2,045
China Zenix Auto International, Ltd. (ADR)[1]	385,648	127
		927,953

Industrials 15.26%
Nihon M&A Center, Inc.	2,077,284	53,870
International Container Terminal Services, Inc.	14,412,500	48,332
IMCD NV	276,065	43,897
Boyd Group Services, Inc.	235,355	42,829
Meggitt PLC[1]	6,500,850	41,474
Stericycle, Inc.[1]	560,931	40,134
Visional, Inc.[1]	599,900	32,939
Instalco AB	730,713	30,311
Interpump Group SpA	447,000	26,470
Fasadgruppen Group AB	1,566,704	23,396
Shoals Technologies Group, Inc., Class A1	607,450	21,564
Japan Elevator Service Holdings Co., Ltd.	905,800	21,052
Diploma PLC	487,000	19,563
Nolato AB, Class B	1,851,000	18,211
Alfen NV1	193,371	18,056
Wizz Air Holdings PLC[1]	273,883	17,689
Melrose Industries PLC	7,236,000	15,525
VAT Group AG	45,815	15,231
Cleanaway Waste Management, Ltd.	7,580,970	15,009
Centre Testing International Group Co., Ltd.	2,985,669	14,731
Carel Industries SpA	583,425	14,009
Vicor Corp., Class A1	131,328	13,887
Avon Rubber PLC	383,500	13,878
Marel hf.	1,971,482	13,833
Woodward, Inc.	105,000	12,902
Guangzhou Baiyun International Airport Co., Ltd., Class A	7,215,639	12,485
Cargotec Corp., Class B, non-registered shares	233,700	12,082
DL E&C Co., Ltd.[1]	87,568	11,042
MDA, Ltd.[1]	823,400	10,794
Montrose Environmental Group, Inc.[1]	190,800	10,238

American Funds Insurance Series	35

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
ACV Auctions, Inc., Class A1	362,033	$9,279
Addtech AB, Class B	497,200	8,250
IAA, Inc.[1]	141,750	7,731
Atlas Corp.	500,000	7,125
Cummins India, Ltd.	550,000	6,656
Japan Airport Terminal Co., Ltd.	138,500	6,221
CAE, Inc.[1]	200,000	6,160
Kajaria Ceramics, Ltd.	450,000	5,933
Rumo SA1	1,518,920	5,848
Froy ASA[1]	873,400	5,828
Imperial Logistics, Ltd.	1,643,000	5,456
Sitowise Group PLC[1]	512,300	5,188
LIXIL Corp.	196,500	5,082
Granite Construction, Inc.	120,892	5,021
BELIMO Holding AG	10,460	4,782
Nitto Boseki Co., Ltd.[2]	132,500	4,091
Howden Joinery Group PLC	357,556	4,039
ITM Power PLC[1,2]	508,527	3,203
Controladora Vuela Compañía de Aviación, SAB de CV, ordinary participation certificates, Class A (ADR)[1]	135,800	2,609
The AZEK Co., Inc., Class A1	54,400	2,310
Matson, Inc.	8,674	555
		796,800

Financials 7.83%
Janus Henderson Group PLC	1,367,400	53,069
Marqeta, Inc., Class B1,3,6	1,859,092	48,010
Trupanion, Inc.[1]	393,869	45,334
Star Health & Allied Insurance Co., Ltd.[1,3,4,5]	6,037,336	39,715
Live Oak Bancshares, Inc.	579,250	34,176
Eurobank Ergasias Services and Holdings SA1	26,815,236	27,027
Cholamandalam Investment and Finance Co., Ltd.	3,684,053	25,438
East West Bancorp, Inc.	287,300	20,597
Independent Bank Group, Inc.	274,100	20,278
Stifel Financial Corp.	271,050	17,580
South State Corp.	213,300	17,439
Aavas Financiers, Ltd.[1]	336,227	12,269
IIFL Wealth Management, Ltd.	677,558	10,614
Indian Energy Exchange, Ltd.	2,000,000	10,094
Multi Commodity Exchange of India, Ltd.[1]	417,000	8,536
Capitec Bank Holdings, Ltd.	66,400	7,842
IIFL Finance Ltd.	1,459,000	4,994
SiriusPoint, Ltd.[1]	492,500	4,959
PT Bank Rakyat Indonesia Agroniaga Tbk[1]	4,530,100	608
		408,579

Consumer staples 2.60%
Freshpet, Inc.[1]	300,695	49,001
Grocery Outlet Holding Corp.[1]	911,400	31,589
Monde Nissin Corp.[1]	76,219,800	25,794
AAK AB	452,024	10,131
Hilton Food Group PLC	586,277	8,872
Total Produce PLC	1,292,800	4,047
Vector Group, Ltd.	209,704	2,965
Raia Drogasil SA, ordinary nominative shares	445,000	2,211
Zur Rose Group AG1	3,131	1,200
		135,810

36	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials 2.46%
Nanofilm Technologies International, Ltd.[1]	8,615,000	$35,172
Navin Fluorine International, Ltd.	425,000	21,437
PI Industries, Ltd.	537,999	21,065
Lundin Mining Corp.	1,930,004	17,407
MMG Ltd.[1]	18,704,000	8,239
Vidrala, SA, non-registered shares	67,694	8,091
ACC, Ltd.	230,000	6,234
SK Materials Co., Ltd.	16,400	5,128
LANXESS AG	54,500	3,737
Arkema SA	15,200	1,907
		128,417

Communication services 2.01%
Skillz Inc., Class A1,2	1,119,741	24,321
Bandwidth, Inc., Class A1	112,900	15,571
Trustpilot AS1	2,573,727	12,155
DouYu International Holdings, Ltd. (ADR)[1]	1,435,368	9,818
Boat Rocker Media, Inc.[1]	1,676,496	9,454
Daily Mail and General Trust PLC, Class A, nonvoting shares	663,700	8,850
Square Enix Holdings Co., Ltd.	143,200	7,102
New York Times Co., Class A	135,000	5,879
JCDecaux SA1	180,313	4,999
Capcom Co., Ltd.	148,714	4,350
Kamakura Shinsho, Ltd.	255,100	2,310
Zee Entertainment Enterprises, Ltd.	1,815	5
		104,814

Utilities 1.50%
ENN Energy Holdings, Ltd.	3,249,700	61,861
AC Energy Corp.	69,716,400	11,782
Neoenergia SA	1,288,255	4,499
		78,142

Real estate 1.16%
Altus Group, Ltd.	436,402	20,225
Embassy Office Parks REIT	3,656,800	17,238
JHSF Participações SA	8,620,906	12,601
Macrotech Developers, Ltd.[1]	582,697	5,359
Mindspace Business Parks REIT	1,250,000	4,755
Mitre Realty Empreendimentos e Participações SA	264,200	633
		60,811

Energy 0.68%
Pioneer Natural Resources Company	114,558	18,618
Venture Global LNG, Inc., Series C1,3,4,5,6	2,760	13,392
Aegis Logistics, Ltd.[1]	649,070	3,003
NuVista Energy, Ltd.[1]	98,325	316
Helmerich & Payne, Inc.	7,700	251
		35,580

Total common stocks (cost: $2,629,196,000)		4,878,404

Preferred securities 1.88%
Information technology 1.30%
Avidxchange, Inc., Series F, preferred shares[1,3,4,5]	492,864	30,439
SmartHR, Inc., Series D, preferred shares[1,3,4,5]	3,006	14,176
Gitlab Inc., Series E, preferred shares[1,3,4,5]	297,916	12,092
Yotpo, Ltd., Series F, preferred shares[1,3,4,5,6]	2,158,609	4,748
Yotpo, Ltd., Series B, preferred shares[1,3,4,5,6]	287,894	602
Yotpo, Ltd., Series C, preferred shares[1,3,4,5,6]	274,070	573
Yotpo, Ltd., Series A-1, preferred shares[1,3,4,5,6]	183,819	384

American Funds Insurance Series	37

Global Small Capitalization Fund (continued)

Preferred securities (continued)	Shares	Value (000)
Information technology (continued)
Yotpo, Ltd., Series A, preferred shares[1,3,4,5,6]	89,605	$187
Yotpo, Ltd., Series C-1, preferred shares[1,3,4,5,6]	75,980	159
Yotpo, Ltd., Series D, preferred shares[1,3,4,5,6]	42,368	88
Yotpo, Ltd., Series B-1, preferred shares[1,3,4,5,6]	33,838	71
Outreach Corp., Series G, preferred shares[1,3,4,5]	154,354	4,518
		68,037

Industrials 0.42%
Azul SA, preferred nominative shares (ADR)[1]	800,316	21,129
Azul SA, preferred nominative shares[1]	109,500	966
		22,095

Health care 0.16%
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,3,4,5]	2,931,405	8,231

Total preferred securities (cost: $72,225,000)		98,363

Rights & warrants 0.54%
Information technology 0.48%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[1,3,6]	355,879	24,840

Consumer staples 0.06%
Qingdao Richen Food Co., Ltd., Class A, warrants, expire 2022[1,3,6]	345,000	3,333

Total rights & warrants (cost: $22,692,000)		28,173

Short-term securities 5.54%
Money market investments 4.10%
Capital Group Central Cash Fund 0.04%[7,8]	2,140,121	214,012

Money market investments purchased with collateral from securities on loan 1.44%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[8,9]	41,322,097	41,322
Capital Group Central Cash Fund 0.04%[7,8,9]	334,046	33,405
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[8,9]	219,407	219
		74,946

Total short-term securities (cost: $288,962,000)		288,958
Total investment securities 101.41% (cost: $3,013,075,000)		5,293,898
Other assets less liabilities (1.41)%		(73,486)

Net assets 100.00%		$5,220,412

38	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Investments in affiliates7

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Common stocks 1.65%
Consumer discretionary 1.65%
Lands’ End, Inc.[1]	$45,297	$—		$—	$—	$40,908	$86,205	$—
Communication services 0.00%
Boat Rocker Media, Inc.[1,10]	—	13,601		1,215	(321)	(2,611)	—	—
Total common stocks							86,205
Short-term securities 4.74%
Money market investments 4.10%
Capital Group Central Cash Fund 0.04%[8]	15,136	1,131,389		932,465	(41)	(7)	214,012	68
Money market investments purchased with collateral from securities on loan 0.64%
Capital Group Central Cash Fund 0.04%[8,9]	—	33,405	[11]				33,405	—	[12]
Total short-term securities							247,417
Total 6.39%					$(362)	$38,290	$333,622	$68

American Funds Insurance Series	39

Global Small Capitalization Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $83,042,000, which represented 1.59% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $242,098,000, which represented 4.64% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $132,924,000, which represented 2.55% of the net assets of the fund.
[7]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[8]	Rate represents the seven-day yield at 6/30/2021.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Unaffiliated issuer at 6/30/2021.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date	(000)	(000)	assets
Star Health & Allied Insurance Co., Ltd.	3/30/2021	$40,710	$39,715	.76%
Avidxchange, Inc., Series F, preferred shares	12/26/2019	24,156	30,439	.58
SmartHR, Inc., Series D, preferred shares	5/28/2021	14,344	14,176	.27
Venture Global LNG, Inc., Series C	5/1/2015	8,280	13,392	.26
Gitlab Inc., Series E, preferred shares	9/11/2019	5,550	12,092	.23
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	6,000	8,231	.16
Yotpo, Ltd., Series F, preferred shares	2/25/2021	4,748	4,748	.09
Yotpo, Ltd.	3/16/2021	1,418	1,418	.03
Yotpo, Ltd., Series B, preferred shares	3/16/2021	602	602	.01
Yotpo, Ltd., Series C, preferred shares	3/16/2021	573	573	.01
Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	384	384	.01
Yotpo, Ltd., Series A, preferred shares	3/16/2021	187	187	.00
Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	159	159	.00
Yotpo, Ltd., Series D, preferred shares	3/16/2021	89	88	.00
Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	71	71	.00
Outreach Corp., Series G, preferred shares	5/27/2021	4,517	4,518	.09
Total private placement securities		$111,788	$130,793	2.50%

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

SDR = Swedish Depositary Receipts

See notes to financial statements.

40	American Funds Insurance Series

Growth Fund

Investment portfolio June 30, 2021	unaudited

Common stocks 97.01%	Shares	Value (000)
Information technology 22.38%
Microsoft Corp.	8,314,185	$2,252,313
Broadcom, Inc.	1,758,306	838,431
ASML Holding NV	635,000	436,260
ASML Holding NV (New York registered) (ADR)	352,484	243,510
Taiwan Semiconductor Manufacturing Company, Ltd.	15,724,000	335,784
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,215,000	145,994
RingCentral, Inc., Class A1	1,458,037	423,676
PayPal Holdings, Inc.[1]	1,319,600	384,637
Shopify, Inc., Class A, subordinate voting shares[1]	223,900	327,113
Visa, Inc., Class A	1,325,853	310,011
Apple, Inc.	1,750,027	239,684
MicroStrategy, Inc., Class A1,2	335,914	223,215
Mastercard, Inc., Class A	567,662	207,248
FleetCor Technologies, Inc.[1]	717,832	183,808
Cree, Inc.[1]	1,851,070	181,275
Advanced Micro Devices, Inc.[1]	1,816,000	170,577
MongoDB, Inc., Class A1	456,053	164,872
Square, Inc., Class A1	642,243	156,579
Applied Materials, Inc.	1,074,888	153,064
Keyence Corp.	300,900	151,865
Fidelity National Information Services, Inc.	884,718	125,338
Micron Technology, Inc.[1]	1,447,335	122,995
ServiceNow, Inc.[1]	221,680	121,824
Tyler Technologies, Inc.[1]	263,200	119,064
Ceridian HCM Holding, Inc.[1]	1,229,000	117,886
Bill.Com Holdings, Inc.[1]	631,909	115,753
VeriSign, Inc.[1]	399,943	91,063
HubSpot, Inc.[1]	130,000	75,754
Samsung Electronics Co., Ltd.	1,003,000	71,875
Trimble, Inc.[1]	840,920	68,812
Intel Corp.	1,136,000	63,775
Cloudflare, Inc., Class A1	600,000	63,504
ON Semiconductor Corp.[1]	1,622,519	62,110
Elastic NV, non-registered shares[1]	379,422	55,305
Qualtrics International, Inc., Class A1	1,396,101	53,401
NetApp, Inc.	527,540	43,163
Genpact, Ltd.	933,000	42,386
Zendesk, Inc.[1]	293,000	42,292
Adobe, Inc.[1]	69,034	40,429
Flex, Ltd.[1]	2,234,300	39,927
MKS Instruments, Inc.	217,800	38,757
SK hynix, Inc.	330,800	37,452
Enphase Energy, Inc.[1]	193,323	35,500
Okta, Inc., Class A1	142,366	34,834
Concentrix Corp.[1]	188,487	30,309
EPAM Systems, Inc.[1]	52,839	26,999
Fiserv, Inc.[1]	247,500	26,455
Lam Research Corp.	40,617	26,429
Motorola Solutions, Inc.	109,000	23,637
Alteryx, Inc., Class A1	261,518	22,496
Jack Henry & Associates, Inc.	137,000	22,401
GoDaddy Inc., Class A1	213,800	18,592
Smartsheet, Inc., Class A1	238,281	17,232
Keysight Technologies, Inc.[1]	102,000	15,750
Amadeus IT Group SA, Class A, non-registered shares[1]	196,096	13,793
TELUS International (Cda), Inc., subordinate voting shares[1]	396,024	12,320
SentinelOne, Inc., Class A1	218,400	9,282
Stripe, Inc., Class B1,3,4,5	168,598	6,765
Kulicke and Soffa Industries, Inc.	107,460	6,577
		9,492,152

American Funds Insurance Series	41

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services 20.43%
Facebook, Inc., Class A1	9,740,387	$3,386,830
Netflix, Inc.[1]	3,177,003	1,678,125
Alphabet, Inc., Class C1	479,158	1,200,923
Alphabet, Inc., Class A1	118,216	288,659
Snap, Inc., Class A1	8,109,000	552,547
Charter Communications, Inc., Class A1	688,110	496,437
Activision Blizzard, Inc.	4,642,429	443,074
Comcast Corp., Class A	3,772,563	215,112
T-Mobile US, Inc.[1]	1,333,440	193,122
Zillow Group, Inc., Class C, nonvoting shares[1]	509,000	62,210
Zillow Group, Inc., Class A1	245,000	30,020
Live Nation Entertainment, Inc.[1]	517,000	45,284
Pinterest, Inc., Class A1	521,333	41,159
Bumble, Inc., Class A1	334,537	19,269
Iridium Communications, Inc.[1]	245,040	9,799
Match Group, Inc.[1]	13,602	2,193
		8,664,763

Consumer discretionary 17.50%
Tesla, Inc.[1]	4,564,000	3,102,151
Amazon.com, Inc.[1]	298,383	1,026,485
Dollar General Corp.	2,467,686	533,983
Home Depot, Inc.	1,045,000	333,240
LVMH Moët Hennessy-Louis Vuitton SE	330,000	258,765
Domino’s Pizza, Inc.	433,000	201,990
Toll Brothers, Inc.	3,280,000	189,617
Hermès International	97,299	141,735
Booking Holdings, Inc.[1]	64,759	141,698
Airbnb, Inc., Class A1	897,564	137,453
Burlington Stores, Inc.[1]	340,061	109,496
Royal Caribbean Cruises, Ltd.[1]	1,272,346	108,506
Caesars Entertainment, Inc.[1]	957,985	99,391
Chipotle Mexican Grill, Inc.[1]	57,300	88,834
YETI Holdings, Inc.[1]	940,000	86,311
Floor & Decor Holdings, Inc., Class A1	769,300	81,315
NIKE, Inc., Class B	480,400	74,217
NVR, Inc.[1]	12,830	63,807
Darden Restaurants, Inc.	433,876	63,342
Aramark	1,395,000	51,964
Etsy, Inc.[1]	202,000	41,580
LGI Homes, Inc.[1]	248,150	40,185
Westwing Group AG, non-registered shares[1]	707,000	38,680
Norwegian Cruise Line Holdings, Ltd.[1]	1,182,996	34,792
Flutter Entertainment PLC[1]	187,791	34,002
Wynn Resorts, Ltd.[1]	276,822	33,855
Hilton Worldwide Holdings, Inc.[1]	257,834	31,100
Evolution AB	196,122	30,992
adidas AG	75,097	27,952
Cie. Financière Richemont SA, Class A	219,805	26,595
lululemon athletica, inc.[1]	70,000	25,548
Carvana Co., Class A1	68,400	20,644
Marriott International, Inc., Class A1	128,000	17,475
Dollar Tree Stores, Inc.[1]	172,468	17,161
YUM! Brands, Inc.	129,700	14,919
Aptiv PLC[1]	94,400	14,852
EssilorLuxottica	69,400	12,808
Wayfair Inc., Class A1	39,800	12,565
Pool Corp.	26,203	12,018
D.R. Horton, Inc.	131,644	11,897
Peloton Interactive, Inc., Class A1	87,000	10,790

42	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Las Vegas Sands Corp.[1]	201,200	$10,601
Arrival Group[1]	449,469	7,043
Helen of Troy, Ltd.[1]	8,020	1,830
		7,424,184

Health care 12.61%
UnitedHealth Group, Inc.	1,935,186	774,926
Intuitive Surgical, Inc.[1]	774,000	711,801
Regeneron Pharmaceuticals, Inc.[1]	930,500	519,721
NovoCure, Ltd.[1]	2,204,210	488,938
Centene Corp.[1]	4,864,730	354,785
Thermo Fisher Scientific, Inc.	674,500	340,265
Vertex Pharmaceuticals, Inc.[1]	1,228,131	247,628
Moderna, Inc.[1]	750,000	176,235
Insulet Corp.[1]	582,500	159,902
Teladoc Health, Inc.[1]	893,500	148,580
Seagen, Inc.[1]	790,810	124,853
Biohaven Pharmaceutical Holding Co., Ltd.[1]	1,012,086	98,253
Exact Sciences Corp.[1]	610,000	75,829
Abbott Laboratories	643,963	74,655
Vir Biotechnology, Inc.[1]	1,555,475	73,543
Oak Street Health, Inc.[1]	1,161,702	68,041
DexCom, Inc.[1]	158,238	67,568
Danaher Corp.	235,935	63,315
Gilead Sciences, Inc.	899,185	61,918
Edwards Lifesciences Corp.[1]	569,100	58,942
CRISPR Therapeutics AG1	353,184	57,177
Cigna Corp.	203,470	48,237
Guardant Health, Inc.[1]	361,003	44,833
Verily Life Sciences LLC[1,3,4,5]	300,178	44,823
Catalent, Inc.[1]	385,000	41,626
Eli Lilly and Company	169,500	38,904
Galapagos NV1	527,552	36,582
QIAGEN NV1	664,342	32,141
AstraZeneca PLC	256,500	30,809
Molina Healthcare, Inc.[1]	96,799	24,496
Mettler-Toledo International, Inc.[1]	16,900	23,412
Pacific Biosciences of California, Inc.[1]	619,579	21,667
Humana Inc.	46,800	20,719
Neurocrine Biosciences, Inc.[1]	203,800	19,834
R1 RCM, Inc.[1]	888,000	19,749
Syneos Health, Inc., Class A1	210,000	18,793
Chemed Corp.	37,667	17,873
Zimmer Biomet Holdings, Inc.	108,400	17,433
Pfizer, Inc.	427,314	16,734
Allogene Therapeutics, Inc.[1]	504,466	13,156
Allakos, Inc.[1]	151,733	12,953
Novavax, Inc.[1]	37,000	7,855
Cortexyme, Inc.[1]	145,600	7,717
Ultragenyx Pharmaceutical, Inc.[1]	67,100	6,398
TG Therapeutics, Inc.[1]	155,200	6,020
Incyte Corp.[1]	70,900	5,965
Adaptive Biotechnologies Corp.[1]	141,048	5,763
Agios Pharmaceuticals, Inc.[1]	95,882	5,284
Global Blood Therapeutics, Inc.[1]	125,000	4,377
Sana Biotechnology, Inc.[1]	179,600	3,531
GoodRx Holdings, Inc., Class A1,2	97,500	3,511
		5,348,070

American Funds Insurance Series	43

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials 8.58%
Uber Technologies, Inc.[1]	8,372,767	$419,643
TransDigm Group, Inc.[1]	590,615	382,299
Delta Air Lines, Inc.[1]	7,215,000	312,121
Jacobs Engineering Group, Inc.	2,169,000	289,388
Carrier Global Corp.	5,950,861	289,212
United Rentals, Inc.[1]	591,000	188,535
Caterpillar, Inc.	859,500	187,053
MTU Aero Engines AG	687,220	170,227
TuSimple Holdings, Inc., Class A1,2	1,918,260	136,657
Airbus SE, non-registered shares[1]	944,893	121,497
Dun & Bradstreet Holdings, Inc.[1]	4,746,028	101,423
Middleby Corp.[1]	449,500	77,880
CSX Corp.	2,335,500	74,923
Ryanair Holdings PLC (ADR)[1]	634,951	68,708
Ryanair Holdings PLC[1]	96,554	1,827
Safran SA	489,640	67,883
Armstrong World Industries, Inc.	616,904	66,169
Southwest Airlines Co.[1]	1,100,000	58,399
Lockheed Martin Corp.	149,500	56,563
Emerson Electric Co.	577,000	55,530
BWX Technologies, Inc.	937,200	54,470
Norfolk Southern Corp.	176,000	46,712
HEICO Corp.	185,951	25,925
HEICO Corp., Class A	148,813	18,480
Equifax, Inc.	176,000	42,154
Boeing Company[1]	170,000	40,725
Rockwell Automation	126,000	36,038
Northrop Grumman Corp.	98,700	35,871
AMETEK, Inc.	253,600	33,856
L3Harris Technologies, Inc.	155,000	33,503
ITT, Inc.	343,000	31,415
FedEx Corp.	99,600	29,714
Waste Connections, Inc.	222,159	26,532
Parker-Hannifin Corp.	71,215	21,871
Komatsu, Ltd.	611,400	15,192
Generac Holdings, Inc.[1]	31,762	13,186
Lennox International, Inc.	18,700	6,560
		3,638,141

Financials 6.36%
Bank of America Corp.	14,780,700	609,408
First Republic Bank	1,805,457	337,927
Capital One Financial Corp.	1,399,000	216,411
SVB Financial Group[1]	329,467	183,325
Intercontinental Exchange, Inc.	1,517,049	180,074
S&P Global, Inc.	395,300	162,251
BlackRock, Inc.	150,000	131,245
KKR & Co., Inc.	1,849,977	109,593
Athene Holding, Ltd., Class A1	1,355,912	91,524
Western Alliance Bancorporation	932,501	86,583
Marsh & McLennan Companies, Inc.	546,720	76,913
MSCI, Inc.	117,900	62,850
Arch Capital Group, Ltd.[1]	1,255,267	48,880
London Stock Exchange Group PLC	426,339	47,003
Progressive Corp.	420,000	41,248
Moody’s Corp.	102,277	37,062
The Blackstone Group, Inc.	360,000	34,970
East West Bancorp, Inc.	443,509	31,795
Brookfield Asset Management, Inc., Class A	585,103	29,829
Aon PLC, Class A	110,000	26,264
CME Group, Inc., Class A	121,648	25,872
American International Group, Inc.	458,394	21,820

44	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Ares Management Corp., Class A	310,500	$19,745
Bright Health Group, Inc.[1]	1,140,681	19,574
Everest Re Group, Ltd.	66,500	16,759
Berkshire Hathaway, Inc., Class A1	26	10,883
Berkshire Hathaway, Inc., Class B1	17,400	4,836
BNP Paribas SA	180,106	11,291
PNC Financial Services Group, Inc.	51,565	9,837
Trupanion, Inc.[1]	69,355	7,983
Goosehead Insurance, Inc., Class A	15,416	1,962
Brookfield Asset Management Reinsurance Partners, Ltd., Class A1	4,035	210
		2,695,927

Consumer staples 3.20%
Kroger Co.	8,641,839	331,069
Philip Morris International, Inc.	2,865,403	283,990
Costco Wholesale Corp.	496,404	196,412
Constellation Brands, Inc., Class A	694,000	162,320
Altria Group, Inc.	2,804,349	133,711
British American Tobacco PLC	2,907,900	112,630
Estée Lauder Companies, Inc., Class A	158,486	50,411
Molson Coors Beverage Company, Class B, restricted voting shares[1]	629,400	33,793
Monster Beverage Corp.[1]	305,000	27,862
Anheuser-Busch InBev SA/NV	201,028	14,495
Church & Dwight Co., Inc.	104,177	8,878
		1,355,571

Materials 2.91%
Vale SA, ordinary nominative shares (ADR)	14,736,177	336,132
Wheaton Precious Metals Corp.	3,674,000	161,913
LyondellBasell Industries NV	1,223,605	125,872
Grupo México, SAB de CV, Series B	25,356,800	119,266
Franco-Nevada Corp.	752,000	109,130
Barrick Gold Corp.	4,058,000	83,920
Royal Gold, Inc.	517,000	58,990
Celanese Corp.	350,400	53,121
CF Industries Holdings, Inc.	1,029,000	52,942
Allegheny Technologies, Inc.[1]	2,070,860	43,177
Sherwin-Williams Company	90,658	24,700
Linde PLC	81,300	23,504
PPG Industries, Inc.	103,623	17,592
Ball Corp.	194,200	15,734
Nucor Corp.	69,742	6,690
Summit Materials, Inc., Class A1	87,600	3,053
		1,235,736

Energy 2.23%
Halliburton Company	12,143,661	280,761
Canadian Natural Resources, Ltd. (CAD denominated)	5,420,400	196,772
Canadian Natural Resources, Ltd.	105,100	3,813
EOG Resources, Inc.	1,493,750	124,639
Cenovus Energy ,Inc.	12,798,618	122,452
Suncor Energy, Inc.	2,789,000	66,800
Pioneer Natural Resources Company	328,000	53,307
Cimarex Energy Co.	438,200	31,748
ConocoPhillips	455,980	27,769
Chesapeake Energy Corp.	345,000	17,912
Schlumberger, Ltd.	363,800	11,645
Equitrans Midstream Corp.	936,942	7,973
		945,591

American Funds Insurance Series	45

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities 0.59%
NextEra Energy, Inc.	1,280,000	$93,799
PG&E Corp.[1]	5,296,610	53,867
Xcel Energy, Inc.	680,000	44,798
AES Corp.	1,397,884	36,443
Ørsted AS	146,685	20,583
		249,490

Real estate 0.22%
Equinix, Inc. REIT	84,384	67,727
Pebblebrook Hotel Trust REIT	692,559	16,310
Park Hotels & Resorts, Inc. REIT[1]	566,011	11,665
		95,702

Total common stocks (cost: $18,214,511,000)		41,145,327

Preferred securities 0.17%
Information technology 0.14%
Samsung Electronics Co., Ltd., nonvoting preferred shares	531,000	34,751
PsiQuantum, Corp., Series D, preferred shares[1,3,4,5]	906,761	23,781
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4,5]	52,656	2,112
		60,644

Health care 0.03%
Grail, Inc., Series D, preferred shares[1,3,4,5]	1,864,884	11,115

Total preferred securities (cost: $57,568,000)		71,759

Convertible bonds & notes 0.06%	Principal amount (000)
Consumer staples 0.06%
JUUL Labs, Inc., convertible notes, 7.00% 2025 (100% PIK)[3,4,5,6]	$41,866	25,195

Total convertible bonds & notes (cost: $41,200,000)		25,195

Short-term securities 2.65%	Shares
Money market investments 2.57%
Capital Group Central Cash Fund 0.04%[7,8]	10,876,313	1,087,632

Money market investments purchased with collateral from securities on loan 0.08%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[7,9]	19,693,764	19,694
Capital Group Central Cash Fund 0.04%[7,8,9]	159,204	15,920
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[7,9]	104,567	104
		35,718

Total short-term securities (cost: $1,123,347,000)		1,123,350
Total investment securities 99.89% (cost: $19,436,626,000)		42,365,631
Other assets less liabilities 0.11%		47,982

Net assets 100.00%		$42,413,613

46	American Funds Insurance Series

Growth Fund (continued)

Investments in affiliates[8]

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Short-term securities 2.61%
Money market investments 2.57%
Capital Group Central Cash Fund 0.04%[7]	$1,623,691	$2,514,137		$3,050,080	$(13)	$(103)	$1,087,632	$479
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 0.04%[7,9]	—	15,920	[10]				15,920	—	[11]
Total short-term securities							1,103,552
Total 2.61%					$(13)	$(103)	$1,103,552	$479

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $38,885,000, which represented .09% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $113,791,000, which represented .27% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Rate represents the seven-day yield at 6/30/2021.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences LLC	12/21/2018	$37,000	$44,823	.10%
JUUL Labs, Inc., convertible notes, 7.00% 2025 (100% PIK)	2/3/2020-5/3/2021	41,200	25,195	.06
PsiQuantum, Corp., Series D, preferred shares	5/28/2021	23,781	23,781	.06
Grail, Inc., Series D, preferred shares	4/17/2020	9,526	11,115	.03
Stripe, Inc., Class B	5/6/2021	6,766	6,765	.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	2,113	2,112	.00
Total private placement securities		$120,386	$113,791	.27%

Key To abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series	47

International Fund

Investment portfolio June 30, 2021	unaudited

Common stocks 94.86%	Shares	Value (000)
Financials 20.00%
AIA Group, Ltd.	27,885,576	$346,581
HDFC Bank, Ltd.	9,334,386	188,107
HDFC Bank, Ltd. (ADR)	277,000	20,254
Banco Santander, SA	52,040,526	198,666
Kotak Mahindra Bank, Ltd.[1]	8,191,348	187,989
ABN AMRO Bank NV1	14,394,921	173,965
Deutsche Bank AG1	11,620,682	151,379
BNP Paribas SA	1,964,000	123,124
Barclays PLC	46,610,000	110,331
Sberbank of Russia PJSC (ADR)	4,253,000	70,621
XP, Inc., Class A1	1,291,559	56,247
Ping An Insurance (Group) Company of China, Ltd., Class H	4,761,500	46,638
Ping An Insurance (Group) Company of China, Ltd., Class A	962,202	9,572
Aegon NV2	12,263,736	50,881
Axis Bank, Ltd.[1]	3,890,055	39,162
Bajaj Finserv, Ltd.[1]	210,962	34,368
Futu Holdings, Ltd. (ADR)[1]	165,300	29,604
B3 SA-Brasil, Bolsa, Balcao	8,125,600	27,478
KBC Groep NV	277,700	21,173
FinecoBank SpA[1]	1,211,135	21,111
Bajaj Finance, Ltd.[1]	244,400	19,780
ING Groep NV	1,486,000	19,629
Lufax Holding, Ltd. (ADR)[1,2]	1,655,427	18,706
PICC Property and Casualty Co., Ltd., Class H	20,936,000	18,336
IndusInd Bank, Ltd.[1]	941,500	12,874
Allfunds Group PLC[1]	718,245	12,501
		2,009,077

Health care 12.53%
Daiichi Sankyo Company, Ltd.	10,688,500	230,376
WuXi Biologics (Cayman), Inc.[1]	11,584,200	212,309
Olympus Corp.	5,290,400	105,146
Fresenius SE & Co. KGaA	1,675,154	87,388
Grifols, SA, Class A, non-registered shares[2]	2,691,000	72,879
Grifols, SA, Class B (ADR)	793,690	13,770
Chugai Pharmaceutical Co., Ltd.	2,007,200	79,533
M3, Inc.	921,200	67,273
WuXi AppTec Co., Ltd., Class A	2,367,360	57,372
WuXi AppTec Co., Ltd., Class H	312,000	7,285
Hikma Pharmaceuticals PLC	1,772,394	59,970
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	5,673,498	56,168
Aier Eye Hospital Group Co., Ltd., Class A	4,612,081	50,664
Notre Dame Intermédica Participações SA	2,760,862	47,143
Alcon, Inc.	439,639	30,781
CanSino Biologics, Inc., Class H1	440,000	23,382
Merck KGaA	110,400	21,168
Ping An Healthcare and Technology Co., Ltd., Class H1	1,293,000	16,103
HOYA Corp.	95,000	12,596
Ambu AS, Class B, non-registered shares	205,254	7,891
NMC Health PLC[1,3,4]	449,500	6
		1,259,203

Industrials 12.46%
Airbus SE, non-registered shares[1]	2,709,349	348,376
Recruit Holdings Co., Ltd.	3,271,109	161,060
Melrose Industries PLC	45,834,933	98,339
NIBE Industrier AB, Class B	9,301,304	97,838
Safran SA	701,300	97,227
Ryanair Holdings PLC (ADR)[1]	787,400	85,204
Ryanair Holdings PLC[1]	348,056	6,587
International Consolidated Airlines Group SA (CDI)[1]	22,925,000	55,249
MTU Aero Engines AG	182,000	45,082

48	American Funds Insurance Series

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
International Container Terminal Services, Inc.	12,890,350	$43,228
ASSA ABLOY AB, Class B	1,432,047	43,138
Brenntag SE	227,391	21,144
ZTO Express (Cayman), Inc., Class A (ADR)	685,354	20,801
SMC Corp.	34,700	20,505
Nihon M&A Center, Inc.	657,010	17,038
Rumo SA1	4,301,900	16,563
CCR SA, ordinary nominative shares	5,580,000	15,089
Bureau Veritas SA1	386,000	12,211
Airports of Thailand PCL, foreign registered shares	6,239,500	12,074
LIXIL Corp.	441,700	11,423
Diploma PLC	253,700	10,191
Ashtead Group PLC	121,000	8,978
Alliance Global Group, Inc.	20,000,000	4,163
		1,251,508

Consumer discretionary 11.84%
MercadoLibre, Inc.[1]	180,203	280,718
Delivery Hero SE1	986,587	130,321
Prosus NV	999,450	97,735
Meituan, Class B1	2,368,100	97,722
Sony Group Corp.	864,500	84,158
Just Eat Takeaway (GBP denominated)[1]	452,560	41,894
Just Eat Takeaway (EUR denominated)[1]	277,964	25,665
LVMH Moët Hennessy-Louis Vuitton SE	67,873	53,222
B2W - Cia. Digital, ordinary nominative shares[1]	3,734,000	49,744
Evolution AB	305,145	48,221
Kering SA	47,338	41,369
Maruti Suzuki India, Ltd.	392,000	39,637
Galaxy Entertainment Group, Ltd.[1]	4,108,000	32,883
Naspers, Ltd., Class N	147,000	30,864
Flutter Entertainment PLC (CDI)[1]	158,674	28,852
Ferrari NV (EUR denominated)	111,135	22,929
EssilorLuxottica	84,200	15,539
H & M Hennes & Mauritz AB, Class B1	606,225	14,380
adidas AG	37,538	13,972
Melco Resorts & Entertainment, Ltd. (ADR)[1]	817,781	13,551
Bandai Namco Holdings, Inc.	146,442	10,160
Pan Pacific International Holdings Corp.	417,200	8,660
Astra International Tbk PT	19,726,000	6,720
		1,188,916

Information technology 10.48%
Taiwan Semiconductor Manufacturing Company, Ltd.	6,182,000	132,016
ASML Holding NV	166,945	114,695
PagSeguro Digital, Ltd., Class A1	1,671,400	93,465
StoneCo, Ltd., Class A1	1,340,200	89,874
Nomura Research Institute, Ltd.	2,361,700	78,124
Nice, Ltd. (ADR)	302,700	74,906
Atlassian Corp. PLC, Class A1	267,500	68,710
Delta Electronics, Inc.	6,220,409	67,646
Samsung Electronics Co., Ltd.	631,500	45,253
Fujitsu Ltd.	222,500	41,658
Keyence Corp.	77,200	38,963
NXP Semiconductors NV	173,200	35,631
Infineon Technologies AG	728,000	29,194
Avast PLC	4,289,000	29,060
Silergy Corp.	176,000	23,940
Suse SA1,2	593,940	23,276
Hexagon AB, Class B	1,272,600	18,855
OBIC Co., Ltd.	87,900	16,386

American Funds Insurance Series	49

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Afterpay, Ltd.[1]	120,994	$10,723
ASM International NV	31,648	10,395
Xero, Ltd.[1]	95,031	9,771
		1,052,541

Materials 7.74%
Vale SA, ordinary nominative shares (ADR)	20,069,542	457,786
Vale SA, ordinary nominative shares	770,681	17,548
First Quantum Minerals, Ltd.	6,680,300	153,966
Linde PLC (EUR denominated)	207,300	59,817
Shin-Etsu Chemical Co., Ltd.	184,400	30,840
BASF SE	325,193	25,619
Akzo Nobel NV	112,728	13,928
Koninklijke DSM NV	58,300	10,881
Yunnan Energy New Material Co., Ltd., Class A	141,500	5,127
Ivanhoe Mines Ltd., Class A1	352,000	2,541
		778,053

Energy 7.33%
Reliance Industries, Ltd.	12,705,735	360,788
Reliance Industries, Ltd., interim shares	196,599	3,933
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	11,598,192	141,846
Neste Oyj	1,576,125	96,510
TotalEnergies SE	1,147,298	51,906
Cenovus Energy ,Inc.	4,993,100	47,772
Canadian Natural Resources, Ltd. (CAD denominated)	558,600	20,278
Royal Dutch Shell PLC, Class A (GBP denominated)	530,100	10,609
Royal Dutch Shell PLC, Class B	128,207	2,481
		736,123

Communication services 6.69%
Bilibili, Inc., Class Z (ADR)[1]	810,306	98,728
Bilibili, Inc., Class Z1	208,200	25,635
Tencent Holdings, Ltd.	1,647,609	123,927
Sea, Ltd., Class A (ADR)[1]	348,800	95,780
Square Enix Holdings Co., Ltd.	1,385,200	68,702
SoftBank Corp.	4,438,300	58,068
SoftBank Group Corp.	690,548	48,328
Bharti Airtel, Ltd.	6,504,615	46,000
Kuaishou Technology, Class B1,3,5	1,378,100	31,810
Kuaishou Technology, Class B1	130,900	3,284
Yandex NV, Class A1	275,200	19,470
Playtika Holding Corp.[1]	687,500	16,390
Scout24 AG1	154,000	12,987
Vivendi SA2	343,933	11,553
América Móvil, SAB de CV, Series L (ADR)	409,657	6,145
América Móvil, SAB de CV, Series L	2,139,900	1,610
Z Holdings Corp.	766,200	3,840
		672,257

Consumer staples 2.90%
Danone SA	813,500	57,269
Kweichow Moutai Co., Ltd., Class A	141,840	45,148
Treasury Wine Estates, Ltd.	4,942,835	43,296
Heineken NV	201,973	24,476
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	4,219,603	24,051
Swedish Match AB	2,705,450	23,071
Shiseido Company, Ltd.	268,200	19,726
Pernod Ricard SA	87,577	19,440

50	American Funds Insurance Series

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
CP ALL PCL, foreign registered shares	9,053,300	$16,954
Chocoladefabriken Lindt & Sprüngli AG	102	10,682
Dabur India, Ltd.	980,000	7,499
		291,612

Utilities 2.72%
ENN Energy Holdings, Ltd.	11,219,800	213,578
China Gas Holdings, Ltd.	19,477,800	59,455
		273,033

Real estate 0.17%
Ayala Land, Inc.	23,109,600	17,067

Total common stocks (cost: $6,403,582,000)		9,529,390

Preferred securities 1.83%
Energy 1.18%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares (ADR)	6,336,898	74,839
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	7,331,500	43,380
		118,219

Health care 0.53%
Grifols, SA, Class B, nonvoting non-registered preferred shares	3,026,230	53,108

Consumer discretionary 0.12%
Volkswagen AG, nonvoting preferred shares	49,526	12,403

Total preferred securities (cost: $154,504,000)		183,730

Rights & warrants 0.26%
Health care 0.26%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,3,5]	1,075,200	26,057

Total rights & warrants (cost: $20,683,000)		26,057

Short-term securities 2.61%
Money market investments 2.45%
Capital Group Central Cash Fund 0.04%[6,7]	2,456,390	245,639

Money market investments purchased with collateral from securities on loan 0.16%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[6,8]	9,073,099	9,073
Capital Group Central Cash Fund 0.04%[6,7,8]	73,347	7,335
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[6,8]	48,175	48
		16,456

Total short-term securities (cost: $262,071,000)		262,095
Total investment securities 99.56% (cost: $6,840,840,000)		10,001,272
Other assets less liabilities 0.44%		44,090

Net assets 100.00%		$10,045,362

American Funds Insurance Series	51

International Fund (continued)

Investments in affiliates7

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Short-term securities 2.52%
Money market investments 2.45%
Capital Group Central Cash Fund 0.04%[6]	$523,844	$2,062,229		$2,340,380	$(14)	$(40)	$245,639	$191
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 0.04%[6,8]	—	7,335	[9]				7,335	—	[10]
Total short-term securities							252,974
Total 2.52%					$(14)	$(40)	$252,974	$191

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $18,837,000, which represented .19% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $57,873,000, which represented .58% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $57,867,000, which represented .58% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 6/30/2021.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

See notes to financial statements.

52	American Funds Insurance Series

New World Fund

Investment portfolio June 30, 2021	unaudited

Common stocks 91.07%	Shares	Value (000)
Information technology 19.77%
Microsoft Corp.	420,593	$113,939
Taiwan Semiconductor Manufacturing Company, Ltd.	4,068,000	86,872
PayPal Holdings, Inc.[1]	283,183	82,542
PagSeguro Digital, Ltd., Class A1	1,143,943	63,969
Silergy Corp.	407,000	55,362
Adobe, Inc.[1]	79,315	46,450
ASML Holding NV	59,957	41,192
Broadcom, Inc.	79,217	37,774
StoneCo, Ltd., Class A1	494,347	33,151
Keyence Corp.	64,800	32,705
Cree, Inc.[1]	296,765	29,062
Mastercard, Inc., Class A	75,781	27,667
EPAM Systems, Inc.[1]	53,051	27,107
Apple, Inc.	143,063	19,594
Micron Technology, Inc.[1]	199,960	16,993
Samsung Electronics Co., Ltd.	230,894	16,546
Network International Holdings PLC[1]	2,750,461	13,914
Accenture PLC, Class A	41,622	12,270
Visa, Inc., Class A	45,465	10,631
Kingdee International Software Group Co., Ltd.[1]	2,646,000	8,980
Hexagon AB, Class B	559,454	8,289
TELUS International (Cda), Inc., subordinate voting shares[1]	250,470	7,792
Nice, Ltd. (ADR)	27,289	6,753
Advanced Micro Devices, Inc.[1]	71,707	6,735
Tokyo Electron, Ltd.	15,200	6,578
Edenred SA	111,695	6,364
Cognizant Technology Solutions Corp., Class A	87,831	6,083
Nokia Corp.[1]	1,085,473	5,812
NetEase, Inc.	244,700	5,544
Trimble, Inc.[1]	65,051	5,323
NXP Semiconductors NV	25,406	5,226
MediaTek, Inc.	147,000	5,075
Atlassian Corp. PLC, Class A1	18,809	4,831
Logitech International SA	35,956	4,356
Halma PLC	115,640	4,306
Marvell Technology, Inc.	70,257	4,098
GDS Holdings, Ltd., Class A1	398,400	3,946
Globant SA1	16,962	3,718
Autodesk, Inc.[1]	11,824	3,451
ON Semiconductor Corp.[1]	77,914	2,982
Aspen Technology, Inc.[1]	19,914	2,739
Yeahka Ltd.[1]	398,400	2,506
Chindata Group Holdings, Ltd., Class A (ADR)[1]	164,996	2,490
OneConnect Financial Technology Co., Ltd. (ADR)[1]	187,563	2,254
FleetCor Technologies, Inc.[1]	8,136	2,083
VeriSign, Inc.[1]	8,923	2,032
KLA Corp.	5,708	1,851
Hamamatsu Photonics KK	29,000	1,749
Intel Corp.	30,635	1,720
Linklogis, Inc., Class B1	725,500	1,630
SAP SE	11,071	1,560
Elastic NV, non-registered shares[1]	10,295	1,501
CMC Materials, Inc.	8,338	1,257
Applied Materials, Inc.	8,266	1,177
Infineon Technologies AG	28,823	1,156
Amadeus IT Group SA, Class A, non-registered shares[1]	14,929	1,050
Coforge, Ltd.	18,289	1,023
Nu Holdings, Ltd., Class A1,2,3,4	12,397	496
Fabrinet, non-registered shares[1]	4,700	450
		914,706

American Funds Insurance Series	53

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care 12.77%
Zai Lab, Ltd. (ADR)[1]	373,043	$66,025
Thermo Fisher Scientific, Inc.	93,089	46,961
WuXi Biologics (Cayman), Inc.[1]	2,148,600	39,378
Carl Zeiss Meditec AG, non-registered shares	197,151	38,093
WuXi AppTec Co., Ltd., Class A	1,010,659	24,493
WuXi AppTec Co., Ltd., Class H	525,200	12,264
CanSino Biologics, Inc., Class H1	611,518	32,496
Abbott Laboratories	240,086	27,833
Notre Dame Intermédica Participações SA	1,412,658	24,122
Pharmaron Beijing Co., Ltd., Class H	447,200	11,923
Pharmaron Beijing Co., Ltd., Class A	258,000	8,664
BeiGene, Ltd. (ADR)[1]	49,272	16,910
BeiGene, Ltd.[1]	49,700	1,352
AstraZeneca PLC	145,296	17,452
PerkinElmer, Inc.	106,856	16,500
Danaher Corp.	53,915	14,469
BioMarin Pharmaceutical, Inc.[1]	167,372	13,966
CSL, Ltd.	55,815	11,938
Aier Eye Hospital Group Co., Ltd., Class A	1,001,253	10,999
Jiangsu Hengrui Medicine Co., Ltd., Class A	958,177	10,079
Koninklijke Philips NV	180,711	8,955
Medtronic PLC	71,506	8,876
Olympus Corp.	431,100	8,568
Shionogi & Co., Ltd.	159,500	8,314
Novo Nordisk A/S, Class B	94,388	7,908
Straumann Holding AG	4,859	7,746
Hypera SA, ordinary nominative shares	1,108,918	7,685
Laurus Labs, Ltd.	816,515	7,565
Asahi Intecc Co., Ltd.	296,700	7,093
Hugel, Inc.[1]	28,025	5,963
Pfizer, Inc.	141,271	5,532
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	550,859	5,454
Zoetis, Inc., Class A	29,114	5,426
Ping An Healthcare and Technology Co., Ltd., Class H1,5	394,900	4,918
Grifols, SA, Class A, non-registered shares	177,368	4,804
Eli Lilly and Company	18,928	4,344
Hikma Pharmaceuticals PLC	122,808	4,155
Hutchmed China Ltd. (HKD denominated)[1]	352,500	2,738
Hutchison China MediTech Ltd. (ADR)[1]	24,790	973
Alcon, Inc.	52,853	3,700
Baxter International, Inc.	45,935	3,698
HOYA Corp.	26,300	3,487
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	106,133	2,624
bioMérieux SA	20,845	2,422
Mettler-Toledo International, Inc.[1]	1,570	2,175
OdontoPrev SA, ordinary nominative shares	818,190	2,143
Rede D’Or Sao Luiz SA	139,666	1,938
Alibaba Health Information Technology, Ltd.[1]	810,600	1,798
Hangzhou Tigermed Consulting Co., Ltd., Class A	56,371	1,686
Merck KGaA	6,156	1,180
Novartis AG	9,955	907
Shandong Pharmaceutical Glass Co., Ltd., Class A	66,700	350
NMC Health PLC[1,2,3]	49,400	1
		591,043

Consumer discretionary 12.62%
MercadoLibre, Inc.[1]	54,559	84,991
LVMH Moët Hennessy-Louis Vuitton SE	58,279	45,699
General Motors Company[1]	669,943	39,641
Meituan, Class B1	669,800	27,640
Hermès International	18,887	27,513
Li Ning Co., Ltd.	2,230,501	27,234

54	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Evolution AB	132,575	$20,950
Galaxy Entertainment Group, Ltd.[1]	2,616,000	20,940
Xpeng, Inc., Class A (ADR)[1]	448,338	19,915
Pop Mart International Group, Ltd.[5]	1,895,721	18,800
EssilorLuxottica	100,652	18,575
Kering SA	14,165	12,379
adidas AG	31,261	11,636
JD Health International, Inc.[1]	722,450	10,356
Booking Holdings, Inc.[1]	4,571	10,002
China MeiDong Auto Holdings, Ltd.	1,816,000	9,905
Naspers, Ltd., Class N	43,073	9,044
Alibaba Group Holding, Ltd.[1]	210,800	5,973
Alibaba Group Holding, Ltd. (ADR)[1]	13,490	3,059
NIKE, Inc., Class B	56,614	8,746
Marriott International, Inc., Class A1	63,151	8,621
Zhongsheng Group Holdings, Ltd.	1,016,500	8,457
YUM! Brands, Inc.	73,319	8,434
Cie. Financière Richemont SA, Class A	68,251	8,258
Delivery Hero SE1	57,692	7,621
Gree Electric Appliances, Inc. of Zhuhai, Class A	933,746	7,529
Wyndham Hotels & Resorts, Inc.	93,354	6,749
Melco Resorts & Entertainment, Ltd. (ADR)[1]	388,822	6,443
Jumbo SA	362,261	6,095
Huazhu Group, Ltd. (ADR)[1]	113,439	5,991
Industria de Diseño Textil, SA	167,427	5,898
Trip.com Group, Ltd. (ADR)[1]	164,455	5,832
JD.com, Inc., Class A1	147,500	5,802
Midea Group Co., Ltd., Class A	510,211	5,636
IDP Education, Ltd.	263,377	4,847
Astra International Tbk PT	13,071,600	4,453
Samsonite International SA1	2,050,500	4,194
Wynn Macau, Ltd.[1]	2,588,400	4,074
Aptiv PLC[1]	24,248	3,815
Lojas Americanas SA, ordinary nominative shares	885,022	3,676
Airbnb, Inc., Class A1	20,039	3,069
Domino’s Pizza, Inc.	6,251	2,916
Maruti Suzuki India, Ltd.	27,343	2,765
SAIC Motor Corp., Ltd., Class A1	791,400	2,691
Inchcape PLC	236,248	2,511
Suzuki Motor Corp.	57,200	2,420
Shangri-La Asia, Ltd.[1]	2,212,000	2,165
Flutter Entertainment PLC (CDI)[1]	11,607	2,111
Wynn Resorts, Ltd.[1]	13,198	1,614
Entain PLC[1]	57,643	1,392
Stellantis NV	67,946	1,333
Levi Strauss & Co., Class A	39,011	1,081
Vivo Energy PLC	795,978	1,061
Jiumaojiu International Holdings, Ltd.	239,000	977
Cyrela Brazil Realty SA, ordinary nominative shares	119,389	560
		584,089

Financials 11.81%
Kotak Mahindra Bank, Ltd.[1]	2,928,184	67,201
HDFC Bank, Ltd.	2,839,911	57,230
HDFC Bank, Ltd. (ADR)	74,181	5,424
AIA Group, Ltd.	4,698,400	58,395
Société Générale	1,173,681	34,598
Sberbank of Russia PJSC (ADR)	1,459,582	24,255
Ping An Insurance (Group) Company of China, Ltd., Class H	2,218,300	21,728
Ping An Insurance (Group) Company of China, Ltd., Class A	36,100	359
Capitec Bank Holdings, Ltd.	182,970	21,609
B3 SA-Brasil, Bolsa, Balcao	6,200,123	20,967

American Funds Insurance Series	55

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Bajaj Finance, Ltd.[1]	252,982	$20,475
UniCredit SpA	1,573,395	18,563
Banco Santander, SA	4,561,650	17,414
ICICI Bank, Ltd. (ADR)[1]	796,728	13,624
ICICI Bank, Ltd.[1]	358,668	3,044
XP, Inc., Class A1	328,325	14,299
S&P Global, Inc.	32,531	13,352
Bajaj Finserv, Ltd.[1]	79,103	12,887
TCS Group Holding PLC (GDR)	119,451	10,452
TCS Group Holding PLC (GDR)[6]	20,618	1,804
HDFC Life Insurance Company, Ltd.	1,223,937	11,301
China Merchants Bank Co., Ltd., Class H	1,129,500	9,638
Hong Kong Exchanges and Clearing, Ltd.	146,200	8,714
Futu Holdings, Ltd. (ADR)[1]	46,495	8,327
Moody’s Corp.	22,106	8,011
Banco Bilbao Vizcaya Argentaria, SA	1,211,896	7,513
Discovery Ltd.[1]	753,689	6,664
Fairfax Financial Holdings, Ltd., subordinate voting shares	12,758	5,595
Lufax Holding, Ltd. (ADR)[1,5]	490,068	5,538
Eurobank Ergasias Services and Holdings SA1	5,022,665	5,062
AU Small Finance Bank, Ltd.[1]	300,953	4,194
DBS Group Holdings, Ltd.	189,073	4,191
Bank Mandiri (Persero) Tbk PT	8,884,800	3,615
Bank Rakyat Indonesia (Persero) Tbk PT	13,089,500	3,557
UBS Group AG	218,535	3,344
Alpha Services and Holdings SA1	2,425,814	3,101
Chubb, Ltd.	14,630	2,325
Axis Bank, Ltd.[1]	209,315	2,107
China Construction Bank Corp., Class H	1,944,000	1,530
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	1,155,373	1,453
Moscow Exchange MICEX-RTS PJSC	438,203	1,023
Bank of the Philippine Islands	560,460	1,018
Postal Savings Bank of China Co., Ltd., Class H1	1,477,000	995
		546,496

Communication services 9.62%
Tencent Holdings, Ltd.	1,028,800	77,382
Sea, Ltd., Class A (ADR)[1]	255,605	70,189
Alphabet, Inc., Class C1	20,910	52,407
Alphabet, Inc., Class A1	4,250	10,378
Facebook, Inc., Class A1	164,340	57,143
Bilibili, Inc., Class Z (ADR)[1]	211,464	25,765
Bilibili, Inc., Class Z1	165,720	20,404
Netflix, Inc.[1]	44,087	23,287
Yandex NV, Class A1	298,519	21,120
América Móvil, SAB de CV, Series L (ADR)	1,216,260	18,244
Kuaishou Technology, Class B1,2,6	370,500	8,552
Kuaishou Technology, Class B1	188,100	4,719
Vodafone Group PLC	6,523,370	10,949
Activision Blizzard, Inc.	108,885	10,392
MTN Group, Ltd.[1]	990,170	7,158
NetEase, Inc. (ADR)	55,315	6,375
Bharti Airtel, Ltd.	852,173	6,026
Indus Towers, Ltd.	1,812,264	5,819
JCDecaux SA1	165,485	4,588
JOYY Inc., Class A (ADR)	24,450	1,613
Informa PLC[1]	180,371	1,252
SoftBank Group Corp.	15,900	1,113
		444,875

56	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials 6.80%
Vale SA, ordinary nominative shares (ADR)	2,480,659	$56,584
Vale SA, ordinary nominative shares	2,323,898	52,913
First Quantum Minerals, Ltd.	1,402,899	32,334
Sika AG	68,997	22,558
Asian Paints, Ltd.	482,025	19,407
Freeport-McMoRan, Inc.	393,723	14,611
Shin-Etsu Chemical Co., Ltd.	52,300	8,747
Rio Tinto PLC	102,377	8,425
Shree Cement, Ltd.[1]	22,712	8,404
Koninklijke DSM NV	37,642	7,025
Givaudan SA	1,508	7,013
Barrick Gold Corp.	289,034	5,977
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	706,208	5,932
BHP Group PLC	196,384	5,786
Linde PLC	18,929	5,472
LANXESS AG	75,618	5,184
Alrosa PJSC	2,511,114	4,615
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	524,793	4,493
CCL Industries, Inc., Class B, nonvoting shares	78,723	4,336
Loma Negra Compania Industrial Argentina SA (ADR)	565,048	3,848
AngloGold Ashanti, Ltd. (ADR)	112,446	2,089
AngloGold Ashanti, Ltd.	70,895	1,318
SIG Combibloc Group AG	115,777	3,146
Arkema SA	22,838	2,865
Impala Platinum Holdings, Ltd.	157,876	2,604
Huntsman Corp.	97,795	2,594
Chr. Hansen Holding A/S	26,439	2,386
Gerdau SA (ADR)	360,285	2,126
Celanese Corp.	13,955	2,116
Amcor PLC (CDI)	162,847	1,848
Umicore SA	29,864	1,824
Albemarle Corp.	8,600	1,449
BASF SE	17,068	1,345
Asahi Kasei Corp.	120,900	1,328
Anglo American PLC	22,331	887
Ivanhoe Mines Ltd., Class A1	57,912	418
Yunnan Energy New Material Co., Ltd., Class A	11,400	413
Navin Fluorine International, Ltd.	5,332	269
		314,689

Industrials 5.93%
Airbus SE, non-registered shares[1]	319,205	41,044
Safran SA	153,091	21,224
CCR SA, ordinary nominative shares	6,819,064	18,440
IMCD NV	104,759	16,658
DSV Panalpina A/S	66,744	15,565
Wizz Air Holdings PLC[1]	236,177	15,254
International Container Terminal Services, Inc.	4,079,710	13,681
InPost SA1	613,724	12,318
Nidec Corp.	105,300	12,203
Copa Holdings, SA, Class A1	127,975	9,640
Rumo SA1	2,492,542	9,597
Shenzhen Inovance Technology Co., Ltd., Class A	730,019	8,390
Ryanair Holdings PLC (ADR)[1]	74,848	8,099
TransDigm Group, Inc.[1]	11,513	7,452
SMC Corp.	12,100	7,150
Centre Testing International Group Co., Ltd.	1,069,696	5,278
Spirax-Sarco Engineering PLC	27,717	5,220
Boeing Company[1]	20,316	4,867
ZTO Express (Cayman), Inc., Class A (ADR)	148,533	4,508
Fortive Corp.	62,884	4,386
Epiroc AB, Class B	173,396	3,403

American Funds Insurance Series	57

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Interpump Group SpA	57,089	$3,381
Daikin Industries, Ltd.	17,000	3,166
Hitachi, Ltd.	52,900	3,029
Fluidra, SA, non-registered shares[1]	74,421	2,952
ABB, Ltd.	79,505	2,697
Carrier Global Corp.	54,243	2,636
Havells India, Ltd.	177,904	2,346
Air Lease Corp., Class A	43,452	1,814
Atlas Copco AB, Class B	34,211	1,799
Komatsu, Ltd.	63,800	1,585
Experian PLC	34,307	1,322
Contemporary Amperex Technology Co., Ltd., Class A1	14,800	1,225
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	308,200	1,144
Hefei Meyer Optoelectronic Technology, Inc., Class A	97,000	837
China Merchants Port Holdings Co., Ltd.	44,000	64
		274,374

Consumer staples 5.08%
Kweichow Moutai Co., Ltd., Class A	209,807	66,782
Nestlé SA	115,164	14,341
Bunge, Ltd.	163,719	12,795
Anheuser-Busch InBev SA/NV	170,197	12,272
Foshan Haitian Flavouring and Food Co., Ltd., Class A	574,859	11,472
Carlsberg A/S, Class B	53,713	10,012
Pernod Ricard SA	44,752	9,934
Raia Drogasil SA, ordinary nominative shares	1,529,164	7,597
British American Tobacco PLC	177,641	6,880
Avenue Supermarts, Ltd.[1]	137,253	6,175
Reckitt Benckiser Group PLC	62,718	5,550
Wal-Mart de México, SAB de CV, Series V	1,632,389	5,329
ITC, Ltd.	1,887,463	5,147
Heineken NV	40,609	4,921
Constellation Brands, Inc., Class A	19,550	4,573
United Spirits, Ltd.[1]	511,633	4,554
Unilever PLC (EUR denominated)	72,965	4,271
Shiseido Company, Ltd.	55,200	4,060
Wuliangye Yibin Co., Ltd., Class A1	78,771	3,632
Monde Nissin Corp.[1]	8,760,500	2,965
China Feihe, Ltd.	1,342,000	2,897
Kimberly-Clark de México, SAB de CV, Class A	1,587,474	2,817
L’Oréal SA, non-registered shares	6,217	2,770
Mondelez International, Inc.	39,158	2,445
Philip Morris International, Inc.	23,692	2,348
X5 Retail Group NV (GDR)[1]	65,840	2,305
Herbalife Nutrition, Ltd.[1]	41,972	2,213
Nongfu Spring Co., Ltd., Class H	434,805	2,181
Fomento Económico Mexicano, SAB de CV	252,300	2,128
Dabur India, Ltd.	240,307	1,839
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	318,900	1,818
Danone SA	23,668	1,666
Kimberly-Clark Corp.	10,828	1,449
Yihai International Holding, Ltd.[5]	190,000	1,276
Uni-Charm Corp.	20,600	829
Diageo PLC	11,617	556
Arca Continental, SAB de CV1	5,600	32
		234,831

Energy 3.10%
Reliance Industries, Ltd.	2,721,572	77,281
Reliance Industries, Ltd., interim shares	151,056	3,022
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	2,526,905	30,904
Gazprom PJSC (ADR)	1,153,377	8,791

58	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
New Fortress Energy, Inc., Class A	145,420	$5,508
Rosneft Oil Company PJSC (GDR)	675,946	5,232
Chevron Corp.	36,633	3,837
Royal Dutch Shell PLC, Class B	165,815	3,209
Schlumberger, Ltd.	88,995	2,849
TotalEnergies SE	60,026	2,716
Thungela Resources Ltd.[1]	2,233	6
		143,355

Real estate 1.94%
Shimao Services Holdings, Ltd.	5,650,187	19,539
American Tower Corp. REIT	46,781	12,637
ESR Cayman, Ltd.[1]	2,929,000	9,884
BR Malls Participacoes SA, ordinary nominative shares[1]	4,247,895	8,660
Longfor Group Holdings, Ltd.	1,391,500	7,796
CK Asset Holdings, Ltd.	913,000	6,303
China Resources Land, Ltd.	1,444,000	5,849
Sunac Services Holdings, Ltd.	1,311,496	4,873
KE Holdings, Inc., Class A (ADR)[1]	89,095	4,248
CTP NV1	207,680	4,186
Shimao Group Holdings, Ltd.	1,228,500	3,013
Ayala Land, Inc.	3,874,200	2,861
		89,849

Utilities 1.63%
ENN Energy Holdings, Ltd.	1,561,800	29,730
China Gas Holdings Ltd.	4,740,600	14,470
AES Corp.	520,975	13,582
Engie SA	568,071	7,783
China Resources Gas Group, Ltd.	1,016,000	6,098
Enel SpA	387,890	3,602
		75,265

Total common stocks (cost: $2,427,146,000)		4,213,572

Preferred securities 1.17%
Industrials 0.30%
Azul SA, preferred nominative shares (ADR)[1]	344,485	9,094
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1,5]	849,684	3,922
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)[1]	72,525	669
		13,685

Materials 0.28%
Gerdau SA, preferred nominative shares	2,129,085	12,675

Consumer discretionary 0.26%
Volkswagen AG, nonvoting preferred shares	34,304	8,591
Getir BV, Series H, preferred shares[1,2,3,4]	7,768	3,500
		12,091

Information technology 0.13%
Nu Holdings, Ltd., Series G, noncumulative preferred shares[1,2,3,4]	112,623	4,504
Nu Holdings, Ltd., Series A, noncumulative preferred shares[1,2,3,4]	19,235	769
Nu Holdings, Ltd., Series Seed, noncumulative preferred shares[1,2,3,4]	15,954	638
Nu Holdings, Ltd., Series B, noncumulative preferred shares[1,2,3,4]	1,101	44
Nu Holdings, Ltd., Series D, noncumulative preferred shares[1,2,3,4]	585	23
		5,978

American Funds Insurance Series	59

New World Fund (continued)

Preferred securities (continued)	Shares		Value (000)
Real estate 0.11%
QuintoAndar Servicos Imobiliarios Ltda., Series E, preferred shares[1,2,3,4]		32,657	$5,258
Ayala Land, Inc., preferred shares[1,2,3]		15,000,000	—	[7]
			5,258

Health care 0.07%
Grifols, SA, Class B, nonvoting non-registered preferred shares		179,977	3,158

Energy 0.02%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares		182,615	1,081

Total preferred securities (cost: $35,099,000)			53,926

Rights & warrants 0.19%
Consumer staples 0.19%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[1,2,6]		437,008	8,721

Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[1]		144,354	97

Total rights & warrants (cost: $2,776,000)			8,818

Bonds, notes & other debt instruments 2.56%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.23%
Abu Dhabi (Emirate of) 2.50% 2029[6]		$1,415	1,481
Abu Dhabi (Emirate of) 1.70% 2031[6]		455	440
Angola (Republic of) 8.25% 2028		200	209
Angola (Republic of) 8.00% 2029[6]		2,800	2,880
Angola (Republic of) 8.00% 2029		200	206
Argentine Republic 1.00% 2029		384	147
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[8]		757	273
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[8]		4,190	1,337
Argentine Republic 0.125% 2038 (2.00% on 7/9/2021)[8]		1,318	500
Argentine Republic 0.125% 2041 (2.50% on 7/9/2021)[8]		5,900	2,115
Armenia (Republic of) 7.15% 2025		490	558
Bahrain (Kingdom of) 6.75% 2029[6]		500	550
Belarus (Republic of) 6.875% 2023		1,775	1,768
Belarus (Republic of) 5.875% 2026		230	213
Belarus (Republic of) 7.625% 2027		335	328
Colombia (Republic of) 4.50% 2026		830	908
Colombia (Republic of) 3.25% 2032		900	884
Colombia (Republic of) 7.375% 2037		600	791
Colombia (Republic of) 4.125% 2051		350	333
Costa Rica (Republic of) 4.375% 2025		234	243
Costa Rica (Republic of) 6.125% 2031[6]		1,250	1,329
Costa Rica (Republic of) 6.125% 2031		593	631
Cote d’Ivoire (Republic of) 4.875% 2032		€150	178
Dominican Republic 9.75% 2026	DOP	18,150	360
Dominican Republic 8.625% 2027[6]		$575	706
Dominican Republic 11.375% 2029	DOP	12,800	272
Dominican Republic 4.50% 2030[6]		$180	184
Dominican Republic 5.30% 2041[6]		303	303
Dominican Republic 7.45% 2044[6]		1,125	1,359
Dominican Republic 7.45% 2044		1,100	1,329
Dominican Republic 6.85% 2045		100	113
Dominican Republic 5.875% 2060[6]		280	280
Egypt (Arab Republic of) 5.75% 2024[6]		450	480
Egypt (Arab Republic of) 5.625% 2030		€260	311

60	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Egypt (Arab Republic of) 5.875% 2031[6]		$365	$356
Egypt (Arab Republic of) 7.625% 2032[6]		1,140	1,213
Egypt (Arab Republic of) 8.50% 2047		1,200	1,254
Egypt (Arab Republic of) 8.15% 2059[6]		900	903
Ethiopia (Federal Democratic Republic of) 6.625% 2024		1,430	1,326
Export-Import Bank of India 3.25% 2030		1,180	1,201
Gabonese Republic 6.375% 2024		2,160	2,307
Georgia (Republic of) 2.75% 2026[6]		375	383
Ghana (Republic of) 7.875% 2027		200	212
Ghana (Republic of) 7.75% 2029[6]		1,125	1,153
Ghana (Republic of) 8.125% 2032		1,880	1,911
Guatemala (Republic of) 4.375% 2027		400	437
Honduras (Republic of) 6.25% 2027		1,600	1,754
Indonesia (Republic of) 6.625% 2037		700	968
Indonesia (Republic of) 5.25% 2042		840	1,049
Iraq (Republic of) 6.752% 2023		960	985
Jordan (Hashemite Kingdom of) 4.95% 2025[6]		600	625
Jordan (Hashemite Kingdom of) 5.75% 2027[6]		1,530	1,649
Jordan (Hashemite Kingdom of) 5.75% 2027		200	215
Kazakhstan (Republic of) 6.50% 2045[6]		800	1,172
Kenya (Republic of) 7.25% 2028		400	443
Kenya (Republic of) 8.25% 2048[6]		2,200	2,427
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR	430	103
Malaysia (Federation of), Series 0418, 4.893% 2038		1,150	301
Oman (Sultanate of) 4.875% 2025[6]		$202	212
Oman (Sultanate of) 6.25% 2031[6]		890	958
Pakistan (Islamic Republic of) 8.25% 2025[6]		410	455
Pakistan (Islamic Republic of) 6.00% 2026[6]		380	386
Pakistan (Islamic Republic of) 6.875% 2027[6]		1,050	1,093
Pakistan (Islamic Republic of) 7.875% 2036		400	412
Panama (Republic of) 3.75% 2026[6]		1,380	1,492
Panama (Republic of) 4.50% 2047		1,155	1,317
Panama (Republic of) 4.50% 2050		400	455
Panama (Republic of) 4.30% 2053		400	445
Paraguay (Republic of) 5.00% 2026[6]		500	571
Paraguay (Republic of) 4.70% 2027[6]		800	911
Paraguay (Republic of) 4.70% 2027		500	569
Paraguay (Republic of) 4.95% 2031		320	368
Peru (Republic of) 6.55% 2037		1,070	1,477
Peru (Republic of) 2.78% 2060		565	505
PETRONAS Capital, Ltd. 4.55% 2050[6]		400	495
Philippines (Republic of) 1.648% 2031		780	754
Philippines (Republic of) 6.375% 2034		820	1,159
Philippines (Republic of) 3.95% 2040		900	1,002
Philippines (Republic of) 2.95% 2045		990	958
PT Indonesia Asahan Aluminium Tbk 6.757% 2048		200	260
Qatar (State of) 4.50% 2028[6]		3,000	3,546
Qatar (State of) 4.50% 2028		800	946
Romania 2.00% 2032		€1,375	1,652
Romania 2.00% 2033		530	625
Romania 5.125% 2048[6]		$720	884
Russian Federation 4.375% 2029[6]		800	903
Russian Federation 5.10% 2035		1,200	1,430
Russian Federation 5.25% 2047		1,000	1,259
Senegal (Republic of) 4.75% 2028		€1,100	1,364
Serbia (Republic of) 3.125% 2027		850	1,123
South Africa (Republic of) 5.875% 2030		$2,110	2,412
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022		450	414
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022		1,410	1,198
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025		700	471
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026		1,270	816

American Funds Insurance Series	61

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030		$800	$506
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[6]		500	316
Tunisia (Republic of) 6.75% 2023		€310	357
Tunisia (Republic of) 6.75% 2023		215	247
Tunisia (Republic of) 5.625% 2024		710	787
Tunisia (Republic of) 5.75% 2025		$875	819
Turkey (Republic of) 6.375% 2025		475	498
Turkey (Republic of) 11.875% 2030		600	831
Turkey (Republic of) 5.875% 2031		1,170	1,140
Turkey (Republic of) 4.875% 2043		1,295	1,035
Turkey (Republic of) 5.75% 2047		2,205	1,890
Ukraine 7.75% 2027		2,328	2,568
Ukraine 9.75% 2028		700	836
Ukraine 7.375% 2032		2,180	2,298
United Mexican States 3.90% 2025		320	356
United Mexican States 4.50% 2029		1,070	1,211
United Mexican States 4.75% 2032		870	998
United Mexican States 4.75% 2044		1,090	1,208
United Mexican States 3.75% 2071		400	366
United Mexican States, Series M, 7.50% 2027	MXN	19,000	994
Venezuela (Bolivarian Republic of) 7.00% 2018[9]		$64	6
Venezuela (Bolivarian Republic of) 7.75% 2019[9]		1,149	124
Venezuela (Bolivarian Republic of) 6.00% 2020[9]		950	94
Venezuela (Bolivarian Republic of) 12.75% 2022[9]		85	9
Venezuela (Bolivarian Republic of) 9.00% 2023[9]		1,383	141
Venezuela (Bolivarian Republic of) 8.25% 2024[9]		299	32
Venezuela (Bolivarian Republic of) 7.65% 2025[9]		129	13
Venezuela (Bolivarian Republic of) 11.75% 2026[9]		64	7
Venezuela (Bolivarian Republic of) 9.25% 2027[9]		170	18
Venezuela (Bolivarian Republic of) 9.25% 2028[9]		319	33
Venezuela (Bolivarian Republic of) 11.95% 2031[9]		106	11
Venezuela (Bolivarian Republic of) 7.00% 2038[9]		107	11
			103,403

Corporate bonds, notes & loans 0.33%
Energy 0.10%
Oleoducto Central SA 4.00% 2027[6]		255	263
Petrobras Global Finance Co. 5.60% 2031		575	645
Petrobras Global Finance Co. 6.75% 2050		110	129
Petrobras Global Finance Co. 6.85% 2115		314	359
Petróleos Mexicanos 6.875% 2025[6]		624	692
Petróleos Mexicanos 6.875% 2026		755	826
Petróleos Mexicanos 7.47% 2026	MXN	2,800	126
Petróleos Mexicanos 6.49% 2027		$910	962
PTT Exploration and Production PCL 2.587% 2027[6]		320	332
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[6]		370	359
			4,693

Financials 0.06%
Bangkok Bank PCL 3.733% 2034
(5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]		1,140	1,185
Power Financial Corp., Ltd. 5.25% 2028		425	478
Power Financial Corp., Ltd. 6.15% 2028		432	512
Power Financial Corp., Ltd. 4.50% 2029		273	293
Power Financial Corp., Ltd. 3.35% 2031		310	304
			2,772

62	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities 0.04%
AES Panama Generation Holdings SRL 4.375% 2030[6]	$280	$293
Empresas Publicas de Medellin ESP 4.25% 2029[6]	412	409
Empresas Publicas de Medellin ESP 4.375% 2031[6]	360	356
State Grid Overseas Investment, Ltd. 3.50% 2027[6]	330	364
State Grid Overseas Investment, Ltd. 4.25% 2028	200	230
		1,652

Communication services 0.04%
Axiata SPV5 Labuan, Ltd. 3.064% 2050	357	343
PLDT, Inc. 2.50% 2031	210	208
Tencent Holdings, Ltd. 3.975% 2029	400	447
Tencent Holdings, Ltd. 3.24% 2050[6]	580	569
		1,567

Consumer discretionary 0.03%
Alibaba Group Holding, Ltd. 2.125% 2031	463	456
Alibaba Group Holding, Ltd. 3.15% 2051	610	601
MercadoLibre, Inc. 3.125% 2031	200	197
Sands China, Ltd. 4.375% 2030	220	239
		1,493

Materials 0.03%
Braskem Idesa SAPI 7.45% 2029	775	824
Braskem Idesa SAPI 7.45% 2029[6]	300	319
GC Treasury Center Co., Ltd. 2.98% 2031[6]	200	205
		1,348

Industrials 0.02%
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[6]	270	305
Mexico City Airport Trust 4.25% 2026	675	735
		1,040

Consumer staples 0.01%
MARB BondCo PLC 3.95% 2031[6]	600	579
Total corporate bonds, notes & loans		15,144
Total bonds, notes & other debt instruments (cost: $114,263,000)		118,547

Short-term securities 5.15%	Shares
Money market investments 5.09%
Capital Group Central Cash Fund 0.04%[10,11]	2,354,521	235,452

Money market investments purchased with collateral from securities on loan 0.06%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[10,12]	1,576,823	1,577
Capital Group Central Cash Fund 0.04%[10,11,12]	12,747	1,275
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[10,12]	8,373	8
		2,860

Total short-term securities (cost: $238,326,000)		238,312
Total investment securities 100.14% (cost: $2,817,610,000)		4,633,175
Other assets less liabilities (0.14)%		(6,499)

Net assets 100.00%		$4,626,676

American Funds Insurance Series	63

New World Fund (continued)

Futures contracts

		Number of		Notional amount	[13]	Value at 6/30/2021	[14]	Unrealized (depreciation) appreciation at 6/30/2021
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
10 Year Ultra U.S. Treasury Note Futures	Short	83	September 2021	$(8,300)		$(12,218)		$(157)
30 Year Ultra U.S. Treasury Bond Futures	Long	37	September 2021	3,700		7,130		147
								$(10)

Forward currency contracts

Contract amount				Unrealized appreciation
Purchases	Sales			at 6/30/2021
(000)	(000)	Counterparty	Settlement date	(000)
USD3,426	EUR2,830	Citibank	7/16/2021	$69

Investments in affiliates11

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Short-term securities 5.12%
Money market investments 5.09%
Capital Group Central Cash Fund 0.04%[10]	$224,497	$400,715		$389,733	$(5)	$(22)	$235,452	$115
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.04%[10,12]	—	1,275	[15]				1,275	—	[16]
Total short-term securities							236,727
Total 5.12%					$(5)	$(22)	$236,727	$115

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $32,506,000, which represented .70% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.
[5]	All or a portion of this security was on loan. The total value of all such securities was $11,836,000, which represented .26% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $56,217,000, which represented 1.22% of the net assets of the fund.
[7]	Amount less than one thousand.
[8]	Step bond; coupon rate may change at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 6/30/2021.
[11]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
[15]	Represents net activity. Refer to Note 5 for more information on securities lending.
[16]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

64	American Funds Insurance Series

New World Fund (continued)

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Nu Holdings, Ltd., Series G, noncumulative preferred shares	1/27/2021	$3,831	$4,504	.10%
Nu Holdings, Ltd., Series A, noncumulative preferred shares	1/27/2021	654	769	.02
Nu Holdings, Ltd., Series Seed, noncumulative preferred shares	1/27/2021	543	638	.01
Nu Holdings, Ltd., Class A	1/27/2021	422	496	.01
Nu Holdings, Ltd., Series B, noncumulative preferred shares	1/27/2021	37	44	.00
Nu Holdings, Ltd., Series D, noncumulative preferred shares	1/27/2021	20	23	.00
QuintoAndar Servicos Imobiliarios Ltda., Series E, preferred shares	5/26/2021	5,258	5,258	.11
Getir BV, Series H, preferred shares	5/27/2021	3,500	3,500	.08
Total private placement securities		$14,265	$15,232	.33%

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

DOP = Dominican pesos

EUR/€ = Euros

GDR = Global Depositary Receipts

HKD = Hong Kong dollars

MXN = Mexican pesos

MYR = Malaysian ringgits

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	65

Washington Mutual Investors Fund

(formerly Blue Chip Income and Growth Fund)

Investment portfolio June 30, 2021	unaudited

Common stocks 96.47%	Shares	Value (000)
Information technology 18.02%
Microsoft Corp.	2,106,009	$570,518
Broadcom, Inc.	1,058,559	504,764
Intel Corp.	2,929,736	164,475
ASML Holding NV (New York registered) (ADR)	150,741	104,138
Visa, Inc., Class A	343,359	80,284
Apple, Inc.	572,719	78,440
Fidelity National Information Services, Inc.	430,405	60,975
Automatic Data Processing, Inc.	194,807	38,693
Applied Materials, Inc.	250,964	35,737
Mastercard, Inc., Class A	86,557	31,601
KLA Corp.	94,273	30,564
TE Connectivity, Ltd.	212,561	28,740
NetApp, Inc.	296,805	24,285
Paychex, Inc.	212,443	22,795
Texas Instruments, Inc.	71,883	13,823
Motorola Solutions, Inc.	59,914	12,992
SAP SE (ADR)	77,408	10,873
EPAM Systems, Inc.[1]	12,712	6,495
Jack Henry & Associates, Inc.	24,063	3,935
Analog Devices, Inc.	21,755	3,745
Micron Technology, Inc.[1]	2,103	179
		1,828,051

Financials 16.72%
BlackRock, Inc.	280,039	245,026
JPMorgan Chase & Co.	1,306,812	203,262
CME Group, Inc., Class A	806,892	171,610
PNC Financial Services Group, Inc.	720,704	137,482
Bank of America Corp.	2,381,587	98,193
Capital One Financial Corp.	533,487	82,525
Discover Financial Services	691,594	81,809
Intercontinental Exchange, Inc.	633,491	75,195
Marsh & McLennan Companies, Inc.	461,667	64,947
Citigroup, Inc.	898,745	63,586
Travelers Companies, Inc.	361,014	54,047
Nasdaq, Inc.	300,423	52,814
S&P Global, Inc.	127,999	52,537
Truist Financial Corp.	912,671	50,653
Toronto-Dominion Bank	710,883	49,797
Bank of Nova Scotia	672,679	43,771
Carlyle Group, Inc.	599,419	27,861
Moody’s Corp.	73,483	26,628
KeyCorp	1,118,961	23,107
KKR & Co., Inc.	347,353	20,577
Regions Financial Corp.	974,958	19,675
Citizens Financial Group, Inc.	382,827	17,560
Brookfield Asset Management, Inc., Class A	258,883	13,198
Fifth Third Bancorp	289,822	11,080
Everest Re Group, Ltd.	39,368	9,921
Brookfield Asset Management Reinsurance Partners, Ltd., Class A1	1,785	93
		1,696,954

Health care 16.12%
UnitedHealth Group, Inc.	853,907	341,938
CVS Health Corp.	2,219,520	185,197
Johnson & Johnson	999,155	164,601
Pfizer, Inc.	4,126,310	161,586
Humana Inc.	272,364	120,581
Gilead Sciences, Inc.	1,434,225	98,761
AstraZeneca PLC (ADR)[2]	1,432,090	85,782
Abbott Laboratories	643,053	74,549

66	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Cigna Corp.	271,716	$64,416
Eli Lilly and Company	248,426	57,019
Danaher Corp.	211,449	56,744
Anthem, Inc.	148,502	56,698
Thermo Fisher Scientific, Inc.	58,001	29,260
Baxter International, Inc.	350,367	28,205
GlaxoSmithKline PLC (ADR)	661,074	26,324
Merck & Co., Inc.	206,593	16,067
Zoetis, Inc., Class A	64,934	12,101
Novo Nordisk A/S, Class B (ADR)	141,459	11,850
Medtronic PLC	88,527	10,989
Edwards Lifesciences Corp.[1]	87,569	9,069
Zimmer Biomet Holdings, Inc.	56,341	9,061
Roche Holding AG (ADR)	181,439	8,526
Viatris, Inc.	269,185	3,847
Novartis AG (ADR)	29,792	2,718
Organon & Co.[1]	11,153	337
		1,636,226

Industrials 10.79%
Northrop Grumman Corp.	385,717	140,181
Honeywell International, Inc.	598,303	131,238
CSX Corp.	3,521,404	112,967
Lockheed Martin Corp.	270,961	102,518
Union Pacific Corp.	415,039	91,280
Caterpillar, Inc.	340,203	74,038
Norfolk Southern Corp.	243,333	64,583
PACCAR, Inc.	678,643	60,569
L3Harris Technologies, Inc.	233,927	50,563
Raytheon Technologies Corp.	460,692	39,302
ABB, Ltd. (ADR)	867,885	29,499
Equifax, Inc.	114,445	27,411
Waste Connections, Inc.	227,476	27,167
Parker-Hannifin Corp.	85,730	26,329
Emerson Electric Co.	222,632	21,426
Republic Services, Inc.	188,596	20,747
RELX PLC (ADR)	570,375	15,212
HEICO Corp.	72,274	10,076
Johnson Controls International PLC	137,777	9,456
Cummins, Inc.	32,761	7,987
United Parcel Service, Inc., Class B	38,200	7,944
Rockwell Automation	26,600	7,608
Air Lease Corp., Class A	170,858	7,132
FedEx Corp.	22,467	6,703
Nidec Corp. (ADR)	115,542	3,339
		1,095,275

Communication services 7.93%
Comcast Corp., Class A	7,979,670	455,001
Alphabet, Inc., Class C1	33,829	84,787
Alphabet, Inc., Class A1	22,982	56,117
Facebook, Inc., Class A1	258,277	89,805
Verizon Communications, Inc.	1,562,147	87,527
AT&T, Inc.	710,704	20,454
Electronic Arts, Inc.	40,638	5,845
Activision Blizzard, Inc.	51,183	4,885
		804,421

American Funds Insurance Series	67

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 6.16%
Home Depot, Inc.	599,482	$191,169
General Motors Company[1]	1,964,542	116,242
Darden Restaurants, Inc.	428,426	62,546
VF Corp.	729,025	59,809
Wynn Resorts, Ltd.[1]	417,851	51,103
Amazon.com, Inc.[1]	7,475	25,715
Dollar General Corp.	98,299	21,271
Chipotle Mexican Grill, Inc.[1]	12,424	19,261
TJX Companies, Inc.	237,016	15,980
Marriott International, Inc., Class A1	93,824	12,809
NIKE, Inc., Class B	81,576	12,603
YUM! Brands, Inc.	105,908	12,183
McDonald’s Corp.	34,091	7,875
Starbucks Corp.	66,885	7,478
Royal Caribbean Cruises, Ltd.[1]	71,567	6,103
Domino’s Pizza, Inc.	6,418	2,994
		625,141

Consumer staples 5.63%
Nestlé SA (ADR)	798,424	99,595
Keurig Dr Pepper, Inc.	1,905,860	67,163
Mondelez International, Inc.	959,448	59,908
Conagra Brands, Inc.	1,466,412	53,348
Archer Daniels Midland Company	842,092	51,031
Hormel Foods Corp.	665,594	31,782
Reckitt Benckiser Group PLC (ADR)	1,699,218	30,416
Procter & Gamble Company	217,700	29,374
Walgreens Boots Alliance, Inc.	528,193	27,788
Kraft Heinz Company	679,313	27,702
Church & Dwight Co., Inc.	290,397	24,748
Unilever PLC (ADR)	384,674	22,504
Costco Wholesale Corp.	45,675	18,072
General Mills, Inc.	196,934	11,999
Kimberly-Clark Corp.	51,092	6,835
Danone (ADR)	426,506	6,001
Kroger Co.	68,480	2,624
		570,890

Energy 5.32%
Chevron Corp.	1,238,265	129,696
Enbridge, Inc.	2,218,846	88,843
Pioneer Natural Resources Company	473,437	76,943
EOG Resources, Inc.	656,642	54,790
Baker Hughes Co., Class A	2,372,089	54,250
ConocoPhillips	876,699	53,391
Exxon Mobil Corp.	500,717	31,585
Cabot Oil & Gas Corp.	1,103,310	19,264
Valero Energy Corp.	210,265	16,417
TC Energy Corp.	293,686	14,543
		539,722

Materials 4.62%
Dow Inc.	2,088,482	132,159
LyondellBasell Industries NV	936,756	96,364
Nucor Corp.	653,278	62,669
Air Products and Chemicals, Inc.	131,758	37,904
Rio Tinto PLC (ADR)	407,632	34,196
Vulcan Materials Co.	184,643	32,141
Linde PLC	64,217	18,565
PPG Industries, Inc.	77,713	13,194

68	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Huntsman Corp.	488,334	$12,951
Packaging Corporation of America	85,423	11,568
Corteva, Inc.	208,956	9,267
Sherwin-Williams Company	27,139	7,394
		468,372

Utilities 3.11%
Exelon Corp.	1,448,171	64,168
Sempra Energy	455,337	60,323
CMS Energy Corp.	603,614	35,662
Xcel Energy, Inc.	533,292	35,133
DTE Energy Company	265,640	34,427
NextEra Energy, Inc.	320,714	23,502
Public Service Enterprise Group, Inc.	289,506	17,295
American Electric Power Company, Inc.	147,763	12,499
Dominion Energy, Inc.	164,082	12,072
Edison International	184,742	10,682
Entergy Corp.	98,358	9,806
		315,569

Real estate 2.05%
Digital Realty Trust, Inc. REIT	483,148	72,694
Alexandria Real Estate Equities, Inc. REIT	204,208	37,154
Regency Centers Corp. REIT	443,190	28,395
Mid-America Apartment Communities, Inc. REIT	151,734	25,555
American Tower Corp. REIT	75,937	20,514
Boston Properties, Inc. REIT	121,984	13,978
Extra Space Storage, Inc. REIT	61,459	10,068
		208,358

Total common stocks (cost: $7,880,691,000)		9,788,979

Convertible stocks 0.57%
Utilities 0.26%
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	263,600	12,906
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	112,000	10,878
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	56,400	2,890
		26,674

Health care 0.17%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	8,921	13,161
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023[2]	67,800	3,628
		16,789

Financials 0.08%
KKR & Co., Inc., Series C, 6.00% convertible preferred shares	100,000	7,706

Information technology 0.06%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	4,300	6,536

Total convertible stocks (cost: $54,218,000)		57,705

Short-term securities 3.68%
Money market investments 3.02%
Capital Group Central Cash Fund 0.04%[3,4]	3,061,380	306,138

American Funds Insurance Series	69

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.66%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[3,5]	37,307,569	$37,308
Capital Group Central Cash Fund 0.04%[3,4,5]	301,593	30,159
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[3,5]	198,091	198
		67,665

Total short-term securities (cost: $373,792,000)		373,803
Total investment securities 100.72% (cost: $8,308,701,000)		10,220,487
Other assets less liabilities (0.72)%		(72,903)

Net assets 100.00%		$10,147,584

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Short-term securities 3.32%
Money market investments 3.02%
Capital Group Central Cash Fund 0.04%[3]	$178,532	$1,511,735		$1,384,098	$(8)	$(23)	$306,138	$70
Money market investments purchased with collateral from securities on loan 0.30%
Capital Group Central Cash Fund 0.04%[3,5]	—	30,159	[6]				30,159	—	[7]
Total short-term securities							336,297
Total 3.32%					$(8)	$(23)	$336,297	$70

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $73,663,000, which represented .73% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Rate represents the seven-day yield at 6/30/2021.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

70	American Funds Insurance Series

Capital World Growth and Income Fund

(formerly Global Growth and Income Fund)

Investment portfolio June 30, 2021	unaudited

Common stocks 94.60%	Shares	Value (000)
Information technology 18.57%
Microsoft Corp.	292,716	$79,297
Broadcom, Inc.	158,869	75,755
Taiwan Semiconductor Manufacturing Company, Ltd.	3,370,800	71,983
ASML Holding NV	63,381	43,544
Tokyo Electron, Ltd.	61,300	26,530
Apple, Inc.	112,632	15,426
Mastercard, Inc., Class A	29,570	10,796
Logitech International SA	76,108	9,221
NetEase, Inc.	405,000	9,175
Keyence Corp.	16,800	8,479
Delta Electronics, Inc.	764,000	8,308
Accenture PLC, Class A	28,048	8,268
EPAM Systems, Inc.[1]	14,829	7,577
Hexagon AB, Class B	381,021	5,645
GlobalWafers Co., Ltd.	144,000	4,750
Adobe, Inc.[1]	8,100	4,744
Capgemini SE	21,421	4,115
Fujitsu Ltd.	20,600	3,857
OBIC Co., Ltd.	18,500	3,449
Advanced Micro Devices, Inc.[1]	33,699	3,165
Visa, Inc., Class A	13,175	3,081
PayPal Holdings, Inc.[1]	10,315	3,007
Applied Materials, Inc.	19,258	2,742
Ceridian HCM Holding, Inc.[1]	26,904	2,581
MediaTek, Inc.	68,000	2,348
RingCentral, Inc., Class A1	8,065	2,343
NortonLifeLock, Inc.	80,313	2,186
ServiceNow, Inc.[1]	3,886	2,135
Shopify, Inc., Class A, subordinate voting shares (CAD denominated)[1]	1,337	1,955
Worldline SA, non-registered shares[1]	20,829	1,950
Snowflake, Inc., Class A1	7,760	1,876
Nomura Research Institute, Ltd.	50,700	1,677
Samsung Electronics Co., Ltd.	20,872	1,496
Micron Technology, Inc.[1]	10,560	897
Atlassian Corp. PLC, Class A1	3,492	897
SS&C Technologies Holdings, Inc.	12,082	871
Afterpay, Ltd.[1]	9,714	861
GDS Holdings, Ltd., Class A1	58,400	578
Autodesk, Inc.[1]	1,003	293
		437,858

Financials 14.65%
AIA Group, Ltd.	2,780,400	34,557
Kotak Mahindra Bank, Ltd.[1]	869,039	19,944
CME Group, Inc., Class A	92,036	19,574
Zurich Insurance Group AG	47,087	18,891
Toronto-Dominion Bank (CAD denominated)	249,135	17,459
Sberbank of Russia PJSC (ADR)	927,306	15,398
HDFC Bank, Ltd.	623,164	12,558
HDFC Bank, Ltd. (ADR)	21,583	1,578
JPMorgan Chase & Co.	83,900	13,050
Ping An Insurance (Group) Company of China, Ltd., Class H	1,097,500	10,750
Ping An Insurance (Group) Company of China, Ltd., Class A	62,500	622
S&P Global, Inc.	25,987	10,666
HDFC Life Insurance Company, Ltd.	1,072,357	9,901
ING Groep NV	736,557	9,729
DNB ASA	445,505	9,707
Lufax Holding, Ltd. (ADR)[1,2]	763,916	8,632
Nasdaq, Inc.	47,618	8,371
BlackRock, Inc.	8,911	7,797
M&G PLC	2,415,609	7,649

American Funds Insurance Series	71

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
KBC Groep NV	100,287	$7,646
Citigroup, Inc.	104,865	7,419
B3 SA-Brasil, Bolsa, Balcao	1,995,721	6,749
PNC Financial Services Group, Inc.	34,777	6,634
Intercontinental Exchange, Inc.	54,492	6,468
Barclays PLC	2,633,650	6,234
Discover Financial Services	50,737	6,002
The Blackstone Group, Inc.	60,453	5,873
Hong Kong Exchanges and Clearing, Ltd.	89,700	5,347
St. James’s Place PLC	218,457	4,463
American International Group, Inc.	87,991	4,188
Tradeweb Markets, Inc., Class A	41,602	3,518
Macquarie Group, Ltd.	29,731	3,488
Bank of America Corp.	76,833	3,168
Legal & General Group PLC	843,355	3,005
Futu Holdings, Ltd. (ADR)[1]	16,335	2,926
FinecoBank SpA[1]	157,067	2,738
Banco Santander, SA	713,361	2,723
BNP Paribas SA	41,532	2,604
Berkshire Hathaway, Inc., Class B1	9,154	2,544
Moody’s Corp.	6,973	2,527
Power Corporation of Canada, subordinate voting shares	75,066	2,373
National Bank of Canada	19,203	1,437
AXA SA	56,201	1,425
Bajaj Finance, Ltd.[1]	17,549	1,420
Tryg A/S	48,816	1,198
Swedbank AB, Class A	61,820	1,150
Aegon NV2	226,986	942
China Pacific Insurance (Group) Co., Ltd., Class H	286,000	901
Marsh & McLennan Companies, Inc.	4,287	603
BOC Hong Kong (Holdings), Ltd.	174,500	592
Allfunds Group PLC[1]	12,918	225
DBS Group Holdings, Ltd.	1,595	35
		345,398

Consumer discretionary 12.15%
LVMH Moët Hennessy-Louis Vuitton SE	52,716	41,337
Amazon.com, Inc.[1]	10,466	36,005
General Motors Company[1]	440,292	26,052
Home Depot, Inc.	76,806	24,493
MercadoLibre, Inc.[1]	10,746	16,740
Flutter Entertainment PLC[1]	67,148	12,158
Stellantis NV	503,618	9,880
Midea Group Co., Ltd., Class A	696,900	7,698
Ocado Group PLC[1]	267,420	7,410
adidas AG	19,898	7,406
Marriott International, Inc., Class A1	49,582	6,769
Barratt Developments PLC	691,446	6,649
Restaurant Brands International, Inc. (CAD denominated)[2]	98,950	6,376
Restaurant Brands International, Inc.	2,330	150
Chipotle Mexican Grill, Inc.[1]	4,023	6,237
Kering SA	6,422	5,612
Ferrari NV (EUR denominated)	25,598	5,281
Shimano, Inc.	22,000	5,218
Booking Holdings, Inc.[1]	2,007	4,392
Cie. Financière Richemont SA, Class A	32,788	3,967
Astra International Tbk PT	11,337,300	3,863
NIKE, Inc., Class B	23,456	3,624
Sony Group Corp.	35,000	3,407
Moncler SpA	49,234	3,331
Evolution AB	20,919	3,306

72	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Naspers, Ltd., Class N	14,466	$3,037
Nokian Renkaat Oyj	71,812	2,899
Taylor Wimpey PLC	1,310,386	2,881
DraftKings, Inc., Class A1	49,904	2,604
EssilorLuxottica	13,319	2,458
Just Eat Takeaway (GBP denominated)[1]	24,031	2,225
Meituan, Class B1	52,200	2,154
SAIC Motor Corp., Ltd., Class A1	626,400	2,130
Industria de Diseño Textil, SA	60,428	2,129
H & M Hennes & Mauritz AB, Class B1	77,418	1,836
Wayfair Inc., Class A1	3,927	1,240
Peloton Interactive, Inc., Class A1	7,728	958
Domino’s Pizza Enterprises, Ltd.	8,633	780
Tesla, Inc.[1]	1,085	737
InterContinental Hotels Group PLC[1]	10,909	726
Faurecia SA	5,839	286
		286,441

Health care 11.16%
Abbott Laboratories	316,200	36,657
UnitedHealth Group, Inc.	72,720	29,120
Gilead Sciences, Inc.	377,811	26,016
Novartis AG	242,534	22,103
Amgen, Inc.	76,913	18,748
Thermo Fisher Scientific, Inc.	33,122	16,709
AstraZeneca PLC	98,167	11,791
Stryker Corp.	39,293	10,206
Sanofi	72,406	7,586
Centene Corp.[1]	93,169	6,795
Eli Lilly and Company	26,860	6,165
Medtronic PLC	48,782	6,055
Pfizer, Inc.	148,916	5,832
Chugai Pharmaceutical Co., Ltd.	141,500	5,607
Siemens Healthineers AG	76,722	4,701
Coloplast A/S, Class B	26,296	4,315
WuXi Biologics (Cayman), Inc.[1]	233,000	4,270
Zimmer Biomet Holdings, Inc.	25,906	4,166
Olympus Corp.	184,800	3,673
PerkinElmer, Inc.	23,686	3,657
Carl Zeiss Meditec AG, non-registered shares	17,531	3,387
AbbVie, Inc.	25,247	2,844
Baxter International, Inc.	30,945	2,491
Intuitive Surgical, Inc.[1]	2,687	2,471
Illumina, Inc.[1]	5,170	2,446
Zoetis, Inc., Class A	12,774	2,381
Cigna Corp.	7,371	1,747
Alcon, Inc.	24,235	1,697
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	169,706	1,680
M3, Inc.	22,000	1,607
Vertex Pharmaceuticals, Inc.[1]	7,437	1,500
Hypera SA, ordinary nominative shares	179,438	1,244
GlaxoSmithKline PLC	57,137	1,122
DexCom, Inc.[1]	2,076	886
Insulet Corp.[1]	3,116	855
CanSino Biologics, Inc., Class H1	11,200	595
		263,125

American Funds Insurance Series	73

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)	Shares	Value (000)
Communication services 10.41%
Alphabet, Inc., Class C1	13,065	$32,745
Alphabet, Inc., Class A1	8,834	21,571
Netflix, Inc.[1]	73,037	38,579
Facebook, Inc., Class A1	101,781	35,390
SoftBank Corp.	1,771,200	23,173
Comcast Corp., Class A	361,394	20,607
Yandex NV, Class A1	239,086	16,915
Tencent Holdings, Ltd.	148,500	11,169
Altice USA, Inc., Class A1	246,652	8,421
SoftBank Group Corp.	89,000	6,229
Bilibili, Inc., Class Z (ADR)[1]	24,613	2,999
Bilibili, Inc., Class Z1	23,180	2,854
Activision Blizzard, Inc.	50,869	4,855
Sea, Ltd., Class A (ADR)[1]	13,375	3,673
Cellnex Telecom, SA, non-registered shares	57,116	3,638
Vivendi SA2	103,892	3,490
Daily Mail and General Trust PLC, Class A, nonvoting shares	258,506	3,447
Omnicom Group, Inc.	24,376	1,950
ITV PLC[1]	1,096,106	1,904
América Móvil, SAB de CV, Series L (ADR)	58,815	882
Walt Disney Company[1]	3,716	653
Indus Towers, Ltd.	98,788	317
		245,461

Industrials 8.31%
Airbus SE, non-registered shares[1]	155,935	20,051
CSX Corp.	596,814	19,146
General Electric Co.	815,977	10,983
Deere & Company	24,478	8,634
Safran SA	61,889	8,580
LIXIL Corp.	305,600	7,903
Parker-Hannifin Corp.	25,409	7,803
BAE Systems PLC	1,058,265	7,642
Lockheed Martin Corp.	20,004	7,568
Country Garden Services Holdings Co., Ltd.	591,000	6,386
Stanley Black & Decker, Inc.	28,809	5,906
VINCI SA	55,293	5,900
Honeywell International, Inc.	25,632	5,622
Raytheon Technologies Corp.	65,196	5,562
TransDigm Group, Inc.[1]	7,424	4,805
Compagnie de Saint-Gobain SA, non-registered shares	71,621	4,717
Melrose Industries PLC	2,193,953	4,707
Recruit Holdings Co., Ltd.	94,000	4,628
Emerson Electric Co.	47,421	4,564
Nidec Corp.	36,900	4,276
Johnson Controls International PLC	57,412	3,940
Bunzl PLC	96,986	3,205
Eiffage SA	26,656	2,712
Aena SME, SA, non-registered shares	15,922	2,611
ASSA ABLOY AB, Class B	81,458	2,454
Ryanair Holdings PLC (ADR)[1]	22,571	2,442
Union Pacific Corp.	9,600	2,111
Sydney Airport, units[1]	472,784	2,053
Adecco Group AG	29,114	1,978
RELX PLC	69,864	1,855
SMC Corp.	3,100	1,832
ACS, Actividades de Construcción y Servicios, SA	60,033	1,608
Wizz Air Holdings PLC[1]	23,911	1,544
AB Volvo, Class B	64,119	1,543
ManpowerGroup, Inc.	12,744	1,515
InPost SA1	72,793	1,461

74	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Atlas Copco AB, Class B	27,077	$1,424
L3Harris Technologies, Inc.	6,496	1,404
Carrier Global Corp.	26,716	1,298
Ritchie Bros. Auctioneers, Inc.	12,985	770
Schneider Electric SE	3,633	572
Otis Worldwide Corp.	4,082	334
		196,049

Consumer staples 6.00%
Philip Morris International, Inc.	327,580	32,466
Nestlé SA	140,236	17,463
British American Tobacco PLC	375,918	14,560
British American Tobacco PLC (ADR)	15,802	621
Keurig Dr Pepper, Inc.	405,571	14,292
Altria Group, Inc.	198,594	9,469
Kweichow Moutai Co., Ltd., Class A	24,100	7,671
Swedish Match AB	756,927	6,455
Heineken NV	52,309	6,339
Imperial Brands PLC	218,629	4,709
Danone SA	56,010	3,943
Kirin Holdings Company, Ltd.	200,600	3,911
Constellation Brands, Inc., Class A	15,800	3,696
Treasury Wine Estates, Ltd.	400,908	3,512
Bunge, Ltd.	44,000	3,439
Mondelez International, Inc.	33,312	2,080
Conagra Brands, Inc.	50,345	1,832
Pernod Ricard SA	6,779	1,505
Thai Beverage PCL	2,419,500	1,215
ITC, Ltd.	248,407	677
Arca Continental, SAB de CV1	112,300	651
Oatly Group AB (ADR)[1]	23,567	576
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	82,400	470
		141,552

Materials 5.71%
Vale SA, ordinary nominative shares	1,379,408	31,408
Vale SA, ordinary nominative shares (ADR)	986,518	22,503
Rio Tinto PLC	287,922	23,694
BHP Group PLC	362,100	10,669
Fortescue Metals Group, Ltd.	508,556	8,902
Linde PLC	20,634	5,965
Freeport-McMoRan, Inc.	125,242	4,648
Shin-Etsu Chemical Co., Ltd.	27,600	4,616
HeidelbergCement AG	42,449	3,641
Dow Inc.	47,755	3,022
CRH PLC	51,660	2,603
Akzo Nobel NV	20,294	2,507
Amcor PLC (CDI)	165,731	1,880
Albemarle Corp.	10,500	1,769
Barrick Gold Corp. (CAD denominated)	79,724	1,649
Koninklijke DSM NV	8,292	1,548
Air Liquide SA, non-registered shares	6,629	1,161
Evonik Industries AG	28,154	944
Huntsman Corp.	31,500	835
Lynas Rare Earths, Ltd.[1]	163,843	702
		134,666

American Funds Insurance Series	75

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)	Shares	Value (000)
Energy 2.76%
Canadian Natural Resources, Ltd. (CAD denominated)	535,070	$19,424
EOG Resources, Inc.	119,710	9,989
Gazprom PJSC (ADR)	1,097,013	8,361
TC Energy Corp. (CAD denominated)	114,213	5,652
BP PLC	994,134	4,332
Chevron Corp.	40,379	4,229
ConocoPhillips	57,341	3,492
TotalEnergies SE	76,543	3,463
Royal Dutch Shell PLC, Class B	147,294	2,851
Suncor Energy, Inc.	88,930	2,130
Reliance Industries, Ltd.	43,639	1,239
		65,162

Utilities 2.72%
Enel SpA	1,613,152	14,981
DTE Energy Company	76,995	9,979
China Resources Gas Group, Ltd.	1,534,000	9,207
Iberdrola, SA, non-registered shares	608,791	7,421
Entergy Corp.	50,365	5,021
E.ON SE	380,980	4,406
NextEra Energy, Inc.	50,808	3,723
Ørsted AS	14,147	1,985
Engie SA	141,365	1,937
China Gas Holdings, Ltd.	578,200	1,765
Endesa, SA	64,074	1,554
AES Corp.	52,478	1,368
Power Grid Corporation of India, Ltd.	239,207	748
		64,095

Real estate 2.16%
Crown Castle International Corp. REIT	89,497	17,461
American Tower Corp. REIT	38,009	10,268
Longfor Group Holdings, Ltd.	1,443,500	8,087
Boston Properties, Inc. REIT	25,581	2,931
VICI Properties, Inc. REIT	75,169	2,332
Equinix, Inc. REIT	2,838	2,278
Shimao Group Holdings, Ltd.	692,000	1,697
CIFI Holdings (Group) Co., Ltd.	1,970,000	1,538
Vonovia SE	17,384	1,124
Sun Hung Kai Properties, Ltd.	67,000	998
China Resources Land, Ltd.	206,000	834
Iron Mountain, Inc. REIT	16,501	698
China Resources Mixc Lifestyle Services, Ltd.	95,800	656
Shimao Services Holdings, Ltd.	39,000	135
		51,037

Total common stocks (cost: $1,685,564,000)		2,230,844

Preferred securities 0.90%
Consumer discretionary 0.47%
Volkswagen AG, nonvoting preferred shares	44,378	11,114

Financials 0.25%
Banco Bradesco SA, preferred nominative shares	1,072,017	5,546
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	58,870	125
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]	61,516	125
		5,796

76	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Preferred securities (continued)	Shares	Value (000)
Information technology 0.12%
Samsung Electronics Co., Ltd., nonvoting preferred shares	44,774	$2,930

Health care 0.06%
Grifols, SA, Class B, nonvoting non-registered preferred shares	78,875	1,384

Total preferred securities (cost: $20,947,000)		21,224

Rights & warrants 0.00%
Industrials 0.00%
ACS, Actividades de Construcción y Servicios, SA, rights, non-registered shares, expire 2021[1]	26,540	37

Total rights & warrants (cost: $40,000)		37

Convertible stocks 0.23%
Financials 0.13%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 2023[3]	2,400	3,030

Information technology 0.06%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	1,016	1,544

Utilities 0.04%
DTE Energy Company, convertible preferred units, 6.25% 2022	20,000	989

Total convertible stocks (cost: $5,446,000)		5,563

Convertible bonds & notes 0.20%	Principal amount (000)
Communication services 0.20%
Sea Ltd., convertibles notes, 2.375% 2025	$1,500	4,635

Total convertible bonds & notes (cost: $3,840,000)		4,635

Bonds, notes & other debt instruments 0.37%
Corporate bonds, notes & loans 0.32%
Health care 0.12%
Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,600	1,700
Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,100	1,048
		2,748

Consumer discretionary 0.11%
Carnival Corp. 11.50% 2023[3]	800	901
General Motors Company 5.40% 2023	300	331
General Motors Financial Co. 5.20% 2023	300	323
Royal Caribbean Cruises, Ltd. 11.50% 2025[3]	800	923
		2,478

Energy 0.04%
TransCanada PipeLines, Ltd. 5.10% 2049	800	1,052

American Funds Insurance Series	77

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services 0.04%
CenturyLink, Inc. 7.50% 2024		$400	$450
Sprint Corp. 7.25% 2021		500	508
			958
Consumer staples 0.01%
JBS Investments GMBH II 7.00% 2026[3]		300	319

Total corporate bonds, notes & loans			7,555

Bonds & notes of governments & government agencies outside the U.S. 0.05%
United Mexican States, Series M, 8.00% 2023	MXN	20,000	1,052

Total bonds, notes & other debt instruments (cost: $8,537,000)			8,607

Short-term securities 4.24%		Shares
Money market investments 3.74%
Capital Group Central Cash Fund 0.04%[4,5]		882,377	88,238

Money market investments purchased with collateral from securities on loan 0.50%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[4,6]		6,422,520	6,422
Capital Group Central Cash Fund 0.04%[4,5,6]		51,919	5,192
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[4,6]		34,102	34
			11,648

Total short-term securities (cost: $99,895,000)			99,886
Total investment securities 100.54% (cost: $1,824,269,000)			2,370,796
Other assets less liabilities (0.54)%			(12,619)

Net assets 100.00%			$2,358,177

Investments in affiliates5

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Short-term securities 3.96%
Money market investments 3.74%
Capital Group Central Cash Fund 0.04%[4]	$66,489	$397,923		$376,162	$4	$(16)	$88,238	$26
Money market investments purchased with collateral from securities on loan 0.22%
Capital Group Central Cash Fund 0.04%[4,6]	—	5,192	[7]				5,192	—	[8]
Total short-term securities							93,430
Total 3.96%					$4	$(16)	$93,430	$26

78	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $12,432,000, which represented .53% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,173,000, which represented .22% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 6/30/2021.
[5]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

MXN = Mexican pesos

See notes to financial statements.

American Funds Insurance Series	79

Growth-Income Fund
Investment portfolio June 30, 2021	unaudited

Common stocks 96.66%	Shares	Value (000)
Information technology 22.24%
Microsoft Corp.	10,424,024	$2,823,868
Broadcom, Inc.	2,560,501	1,220,949
Mastercard, Inc., Class A	1,741,921	635,958
Visa, Inc., Class A	1,282,991	299,989
Taiwan Semiconductor Manufacturing Company, Ltd.	13,692,000	292,391
Accenture PLC, Class A	991,200	292,196
Adobe, Inc.[1]	453,373	265,513
ASML Holding NV	234,068	160,810
ASML Holding NV (New York registered) (ADR)	147,800	102,106
Fidelity National Information Services, Inc.	1,268,981	179,777
Intel Corp.	2,996,600	168,229
Automatic Data Processing, Inc.	845,000	167,834
Apple, Inc.	1,220,400	167,146
ServiceNow, Inc.[1]	281,938	154,939
Autodesk, Inc.[1]	530,000	154,707
PayPal Holdings, Inc.[1]	498,649	145,346
Concentrix Corp.[1]	868,198	139,606
GoDaddy Inc., Class A1	1,402,444	121,956
Ceridian HCM Holding, Inc.[1]	1,240,574	118,996
StoneCo, Ltd., Class A1	1,659,500	111,286
FleetCor Technologies, Inc.[1]	420,507	107,675
Global Payments, Inc.	572,628	107,391
Euronet Worldwide, Inc.[1]	763,602	103,354
CDK Global, Inc.	2,042,800	101,507
Cognizant Technology Solutions Corp., Class A	1,345,000	93,155
MKS Instruments, Inc.	481,000	85,594
Applied Materials, Inc.	517,400	73,678
Shopify, Inc., Class A, subordinate voting shares[1]	48,000	70,127
Atlassian Corp. PLC, Class A1	247,800	63,650
Texas Instruments, Inc.	308,278	59,282
Fiserv, Inc.[1]	536,700	57,368
QUALCOMM, Inc.	375,195	53,627
Micron Technology, Inc.[1]	629,500	53,495
Amphenol Corp., Class A	772,000	52,812
Dye & Durham, Ltd.	1,322,100	50,800
KLA Corp.	155,000	50,253
Samsung Electronics Co., Ltd.	570,000	40,846
Lam Research Corp.	62,390	40,597
Analog Devices, Inc.	231,000	39,769
Trimble, Inc.[1]	413,300	33,820
NetEase, Inc.	1,093,900	24,782
VeriSign, Inc.[1]	61,000	13,889
Arista Networks, Inc.[1]	32,500	11,775
		9,112,848

Communication services 16.78%
Facebook, Inc., Class A1	5,728,392	1,991,819
Alphabet, Inc., Class A1	408,780	998,155
Alphabet, Inc., Class C1	358,167	897,681
Netflix, Inc.[1]	2,577,884	1,361,664
Comcast Corp., Class A	14,034,950	800,273
Charter Communications, Inc., Class A1	573,127	413,482
Electronic Arts, Inc.	1,168,000	167,993
Tencent Holdings, Ltd.	1,782,100	134,043
Walt Disney Company[1]	300,000	52,731
Vodafone Group PLC	20,000,000	33,570
Activision Blizzard, Inc.	262,939	25,095
		6,876,506

80	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care 11.31%
UnitedHealth Group, Inc.	2,609,900	$1,045,108
Abbott Laboratories	6,794,592	787,697
Gilead Sciences, Inc.	7,260,400	499,951
Amgen, Inc.	1,036,000	252,525
Novo Nordisk A/S, Class B	2,446,056	204,929
AstraZeneca PLC	1,249,112	150,033
AstraZeneca PLC (ADR)[2]	721,200	43,200
Anthem, Inc.	463,288	176,883
Thermo Fisher Scientific, Inc.	336,353	169,680
AbbVie, Inc.	1,296,036	145,986
GlaxoSmithKline PLC	6,402,300	125,706
PerkinElmer, Inc.	743,500	114,804
Merck & Co., Inc.	1,377,900	107,159
Medtronic PLC	860,000	106,752
Royalty Pharma PLC, Class A	2,557,706	104,840
Baxter International, Inc.	995,800	80,162
Edwards Lifesciences Corp.[1]	712,289	73,772
Eli Lilly and Company	248,703	57,082
Zimmer Biomet Holdings, Inc.	342,366	55,059
AmerisourceBergen Corp.	475,400	54,429
NovoCure, Ltd.[1]	193,600	42,944
Vertex Pharmaceuticals, Inc.[1]	192,000	38,713
Roche Holding AG, nonvoting non-registered shares	93,081	35,065
Seagen, Inc.[1]	215,292	33,990
Stryker Corp.	117,135	30,424
Ultragenyx Pharmaceutical, Inc.[1]	315,000	30,035
Humana Inc.	65,300	28,910
Allogene Therapeutics, Inc.[1]	800,000	20,864
Vir Biotechnology, Inc.[1]	258,400	12,217
Organon & Co.[1]	118,490	3,586
		4,632,505

Industrials 10.29%
Carrier Global Corp.	8,800,613	427,710
CSX Corp.	8,801,100	282,339
Woodward, Inc.	2,204,500	270,889
Northrop Grumman Corp.	733,200	266,467
Raytheon Technologies Corp.	2,574,145	219,600
Equifax, Inc.	893,208	213,932
Airbus SE, non-registered shares[1]	1,617,590	207,994
TransDigm Group, Inc.[1]	302,520	195,818
Meggitt PLC[1]	30,279,152	193,174
Waste Connections, Inc.	1,516,231	181,084
Union Pacific Corp.	697,700	153,445
TFI International, Inc.	1,671,259	152,402
BWX Technologies, Inc.	2,357,405	137,012
Norfolk Southern Corp.	482,759	128,129
General Dynamics Corp.	593,975	111,822
Waste Management, Inc.	767,700	107,563
Old Dominion Freight Line, Inc.	405,000	102,789
L3Harris Technologies, Inc.	446,960	96,610
General Electric Co.	7,022,250	94,520
Honeywell International, Inc.	409,067	89,729
Air Lease Corp., Class A	2,097,300	87,541
Lockheed Martin Corp.	230,000	87,021
Fortive Corp.	1,085,000	75,668
Safran SA	539,713	74,825
ITT, Inc.	750,836	68,769
Ryanair Holdings PLC (ADR)[1]	445,550	48,213
Ryanair Holdings PLC[1]	611,907	11,580
Fastenal Co.	635,000	33,020
Montana Aerospace AG1	658,516	27,721

American Funds Insurance Series	81

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Cummins, Inc.	100,000	$24,381
Caterpillar, Inc.	101,600	22,111
Otis Worldwide Corp.	268,100	21,923
		4,215,801

Financials 10.10%
JPMorgan Chase & Co.	4,619,132	718,460
PNC Financial Services Group, Inc.	1,531,486	292,146
Marsh & McLennan Companies, Inc.	1,744,801	245,459
Intercontinental Exchange, Inc.	2,000,990	237,518
CME Group, Inc., Class A	1,078,500	229,375
Aon PLC, Class A	882,200	210,634
Chubb, Ltd.	1,239,153	196,951
Nasdaq, Inc.	1,095,500	192,589
BlackRock, Inc.	205,800	180,069
S&P Global, Inc.	433,338	177,864
Moody’s Corp.	425,900	154,333
Travelers Companies, Inc.	931,955	139,523
American International Group, Inc.	2,851,000	135,708
Arthur J. Gallagher & Co.	966,650	135,408
Discover Financial Services	1,019,080	120,547
KeyCorp	4,886,953	100,916
Bank of America Corp.	2,445,755	100,838
Hong Kong Exchanges and Clearing, Ltd.	1,659,500	98,916
State Street Corp.	1,077,260	88,637
Power Corporation of Canada, subordinate voting shares	2,443,100	77,219
Charles Schwab Corp.	879,000	64,000
B3 SA-Brasil, Bolsa, Balcao	15,096,000	51,050
Truist Financial Corp.	870,732	48,326
Wells Fargo & Company	981,600	44,457
Webster Financial Corp.	823,516	43,926
Citizens Financial Group, Inc.	728,750	33,428
UBS Group AG	1,343,666	20,563
		4,138,860

Consumer discretionary 8.77%
Amazon.com, Inc.[1]	380,560	1,309,187
General Motors Company[1]	8,736,000	516,909
Home Depot, Inc.	813,961	259,564
Wyndham Hotels & Resorts, Inc.	3,132,634	226,458
Royal Caribbean Cruises, Ltd.[1]	1,925,400	164,198
Hilton Worldwide Holdings, Inc.[1]	1,177,320	142,008
Burlington Stores, Inc.[1]	381,458	122,826
Dollar Tree Stores, Inc.[1]	1,105,278	109,975
MercadoLibre, Inc.[1]	70,000	109,045
Kering SA	101,695	88,871
Chipotle Mexican Grill, Inc.[1]	53,110	82,339
Lowe’s Companies, Inc.	345,000	66,920
Peloton Interactive, Inc., Class A1	465,000	57,669
Hasbro, Inc.	558,000	52,742
Thor Industries, Inc.	440,200	49,743
Dollar General Corp.	223,710	48,409
McDonald’s Corp.	198,000	45,736
Aptiv PLC[1]	233,000	36,658
YUM! Brands, Inc.	196,630	22,618
Starbucks Corp.	199,000	22,250
Marriott International, Inc., Class A1	161,200	22,007
Booking Holdings, Inc.[1]	8,100	17,724
Wynn Resorts, Ltd.[1]	105,122	12,857
Airbnb, Inc., Class A1	39,731	6,084
		3,592,797

82	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials 4.88%
Linde PLC	1,010,978	$292,274
Vale SA, ordinary nominative shares (ADR)	9,206,039	209,990
Vale SA, ordinary nominative shares	3,404,848	77,526
LyondellBasell Industries NV	2,453,100	252,350
Celanese Corp.	1,250,900	189,636
Air Products and Chemicals, Inc.	602,306	173,271
Dow Inc.	2,550,000	161,364
International Flavors & Fragrances, Inc.	1,075,001	160,605
Freeport-McMoRan, Inc.	3,803,000	141,129
Sherwin-Williams Company	475,300	129,496
Rio Tinto PLC	1,020,655	83,992
PPG Industries, Inc.	295,550	50,176
Barrick Gold Corp.	2,373,000	49,074
Allegheny Technologies, Inc.[1]	1,458,734	30,415
		2,001,298

Consumer staples 4.39%
Philip Morris International, Inc.	5,342,126	529,458
Keurig Dr Pepper, Inc.	10,054,335	354,315
British American Tobacco PLC	4,663,859	180,642
Reckitt Benckiser Group PLC	1,275,000	112,824
Anheuser-Busch InBev SA/NV	1,358,211	97,934
Nestlé SA	731,589	91,104
Mondelez International, Inc.	1,436,300	89,682
Molson Coors Beverage Company, Class B, restricted voting shares[1]	1,620,313	86,995
Clorox Co.	300,000	53,973
Herbalife Nutrition, Ltd.[1]	849,000	44,768
Church & Dwight Co., Inc.	424,500	36,176
General Mills, Inc.	428,800	26,127
Pernod Ricard SA	117,200	26,015
Constellation Brands, Inc., Class A	100,700	23,553
Lamb Weston Holdings, Inc.	291,727	23,531
Kraft Heinz Company	567,200	23,130
		1,800,227

Energy 3.02%
Canadian Natural Resources, Ltd. (CAD denominated)	7,948,000	288,528
EOG Resources, Inc.	3,255,400	271,631
Chevron Corp.	2,127,065	222,789
ConocoPhillips	2,699,104	164,375
TC Energy Corp. (CAD denominated)	1,821,019	90,111
Equitrans Midstream Corp.	9,950,307	84,677
Baker Hughes Co., Class A	3,492,424	79,872
Exxon Mobil Corp.	500,000	31,540
Weatherford International[1]	128,424	2,337
		1,235,860

Real estate 2.56%
Equinix, Inc. REIT	524,200	420,723
Crown Castle International Corp. REIT	1,561,966	304,740
MGM Growth Properties LLC REIT, Class A	3,996,000	146,333
VICI Properties, Inc. REIT	2,887,318	89,565
Digital Realty Trust, Inc. REIT	592,500	89,147
		1,050,508

Utilities 2.32%
Enel SpA	23,794,069	220,971
AES Corp.	5,403,200	140,861
Endesa, SA	5,162,847	125,253
Sempra Energy	750,000	99,360
Exelon Corp.	1,576,100	69,837
CenterPoint Energy, Inc.	2,840,104	69,639

American Funds Insurance Series	83

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Entergy Corp.	634,900	$63,300
CMS Energy Corp.	918,200	54,247
Edison International	522,800	30,228
PG&E Corp.[1]	2,840,000	28,883
Xcel Energy, Inc.	423,300	27,887
American Electric Power Company, Inc.	250,600	21,198
		951,664

Total common stocks (cost: $22,103,914,000)		39,608,874

Convertible stocks 1.06%
Health care 0.57%
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	78,600	141,370
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	61,857	91,256
		232,626

Information technology 0.38%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	102,783	156,217

Consumer discretionary 0.10%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	238,475	42,644

Industrials 0.01%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	35,448	4,280

Total convertible stocks (cost: $314,563,000)		435,767

Bonds, notes & other debt instruments 0.04%	Principal amount (000)
Corporate bonds, notes & loans 0.04%
Energy 0.02%
Weatherford International PLC 8.75% 2024[3]	$1,982	2,077
Weatherford International PLC 11.00% 2024[3]	5,280	5,498
		7,575

Industrials 0.02%
Boeing Company 4.875% 2025	4,706	5,275

Consumer discretionary 0.00%
General Motors Financial Co. 4.30% 2025	160	177
General Motors Financial Co. 5.25% 2026	827	956
		1,133

Total corporate bonds, notes & loans		13,983

Total bonds, notes & other debt instruments (cost: $12,691,000)		13,983

Short-term securities 2.57%	Shares
Money market investments 2.40%
Capital Group Central Cash Fund 0.04%[4,5]	9,823,658	982,367

84	American Funds Insurance Series

Growth-Income Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.17%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[4,6]	38,305,963	$38,305
Capital Group Central Cash Fund 0.04%[4,5,6]	309,664	30,967
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[4,6]	203,392	203
		69,475

Total short-term securities (cost: $1,051,746,000)		1,051,842
Total investment securities 100.33% (cost: $23,482,914,000)		41,110,466
Other assets less liabilities (0.33)%		(133,519)

Net assets 100.00%		$40,976,947

Investments in affiliates5

	Value of				Net	Net	Value of
	affiliates at				realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions		Reductions	loss	depreciation	6/30/2021	income
	(000)	(000)		(000)	(000)	(000)	(000)	(000)
Short-term securities 2.47%
Money market investments 2.40%
Capital Group Central Cash Fund 0.04%[4]	$1,005,764	$4,245,629		$4,268,866	$(52)	$(108)	$982,367	$486
Money market investments purchased with collateral from securities on loan 0.07%
Capital Group Central Cash Fund 0.04%[4,6]	—	30,967	[7]				30,967	—	[8]
Total short-term securities							1,013,334
Total 2.47%					$(52)	$(108)	$1,013,334	$486

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $75,628,000, which represented .18% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,575,000, which represented .02% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 6/30/2021.
[5]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series	85

International Growth and Income Fund
Investment portfolio June 30, 2021	unaudited

Common stocks 94.32%	Shares	Value (000)
Financials 17.54%
HDFC Bank, Ltd.	2,309,600	$46,543
ING Groep NV	3,359,189	44,372
AIA Group, Ltd.	2,338,600	29,066
Zurich Insurance Group AG	54,100	21,704
DNB ASA	825,000	17,975
Sberbank of Russia PJSC (ADR)	999,000	16,589
Moscow Exchange MICEX-RTS PJSC	5,665,000	13,223
B3 SA-Brasil, Bolsa, Balcao	3,906,000	13,209
Aegon NV	2,483,308	10,303
Great-West Lifeco, Inc. (CAD denominated)[1]	248,102	7,370
PICC Property and Casualty Co., Ltd., Class H	7,905,000	6,923
Fairfax Financial Holdings, Ltd., subordinate voting shares	15,600	6,841
Allfunds Group PLC[2]	99,470	1,731
		235,849

Consumer discretionary 13.51%
LVMH Moët Hennessy-Louis Vuitton SE	48,000	37,638
Prosus NV	345,500	33,786
Sony Group Corp.	224,700	21,874
Naspers, Ltd., Class N	95,400	20,030
Taylor Wimpey PLC	6,878,250	15,124
Flutter Entertainment PLC (CDI)[2]	73,000	13,274
Kering SA	14,379	12,566
Galaxy Entertainment Group, Ltd.[2]	1,345,000	10,766
Ferrari NV (EUR denominated)	50,000	10,316
Alibaba Group Holding, Ltd.[2]	221,000	6,262
		181,636

Health care 9.84%
Daiichi Sankyo Company, Ltd.	1,359,000	29,292
Aier Eye Hospital Group Co., Ltd., Class A	2,610,189	28,673
Richter Gedeon Nyrt.	642,232	17,098
Fresenius SE & Co. KGaA	283,701	14,800
HOYA Corp.	85,000	11,270
Novartis AG	113,564	10,349
Chugai Pharmaceutical Co., Ltd.	228,900	9,070
GlaxoSmithKline PLC	386,500	7,589
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	417,000	4,128
NMC Health PLC[2,3,4]	304,610	4
		132,273

Materials 9.45%
Vale SA, ordinary nominative shares	1,712,500	38,993
Vale SA, ordinary nominative shares (ADR)	424,300	9,678
Rio Tinto PLC	455,900	37,517
Linde PLC	53,000	15,322
Air Liquide SA, non-registered shares	79,200	13,867
Akzo Nobel NV	93,955	11,609
		126,986

Communication services 9.29%
SoftBank Corp.	4,691,700	61,383
Yandex NV, Class A2	397,400	28,116
Tencent Holdings, Ltd.	209,500	15,758
Bilibili, Inc., Class Z (ADR)[2]	69,200	8,431
SoftBank Group Corp.	106,600	7,461
Rightmove PLC	423,500	3,804
		124,953

86	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials 8.65%
Airbus SE, non-registered shares[2]	246,912	$31,749
Ryanair Holdings PLC (ADR)[2]	179,000	19,370
Singapore Technologies Engineering, Ltd.	5,270,000	15,167
Shanghai International Airport Co., Ltd., Class A	2,012,496	14,991
Komatsu, Ltd.	445,000	11,057
LIXIL Corp.	385,000	9,956
Aena SME, SA, non-registered shares	52,450	8,601
Recruit Holdings Co., Ltd.	108,400	5,337
		116,228

Information technology 8.58%
ASML Holding NV	47,800	32,840
Avast PLC	3,804,000	25,774
Taiwan Semiconductor Manufacturing Company, Ltd.	1,010,000	21,568
Nice, Ltd. (ADR)	73,400	18,163
SUMCO Corp.	692,000	16,974
		115,319

Consumer staples 7.27%
Imperial Brands PLC	1,848,572	39,815
Treasury Wine Estates, Ltd.	2,607,742	22,842
Philip Morris International, Inc.	140,000	13,875
Pernod Ricard SA	39,400	8,746
British American Tobacco PLC	216,802	8,397
Kirin Holdings Company, Ltd.	209,500	4,085
		97,760

Utilities 4.30%
ENN Energy Holdings, Ltd.	1,150,000	21,891
Enel SpA	1,522,000	14,134
Iberdrola, SA, non-registered shares	632,578	7,711
E.ON SE	636,000	7,356
SSE PLC	325,350	6,753
		57,845

Energy 3.18%
Royal Dutch Shell PLC, Class A (GBP denominated)	792,000	15,851
Canadian Natural Resources, Ltd. (CAD denominated)	272,500	9,892
Canadian Natural Resources, Ltd.	92,000	3,338
Cenovus Energy ,Inc.	935,000	8,946
TotalEnergies SE	104,750	4,739
		42,766

Real estate 2.71%
China Resources Mixc Lifestyle Services, Ltd.	2,193,461	15,015
Sun Hung Kai Properties, Ltd.	747,000	11,132
Embassy Office Parks REIT	2,191,000	10,328
		36,475

Total common stocks (cost: $890,370,000)		1,268,090

Preferred securities 0.97%
Energy 0.97%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares (ADR)	591,100	6,981
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	1,031,250	6,102

Total preferred securities (cost: $7,450,000)		13,083

American Funds Insurance Series	87

International Growth and Income Fund (continued)

Bonds, notes & other debt instruments 0.64%	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.35%
Brazil (Federative Republic of) 10.00% 2025	BRL	22,000	$4,668

Corporate bonds, notes & loans 0.29%
Health care 0.29%
Teva Pharmaceutical Finance Co. BV 3.15% 2026		$1,060	1,010
Teva Pharmaceutical Finance Co. BV 4.10% 2046		1,160	1,018
Valeant Pharmaceuticals International, Inc. 6.125% 2025[5]		1,808	1,855

Total bonds, notes & other debt instruments (cost: $9,567,000)			8,551

Short-term securities 5.09%		Shares
Money market investments 5.04%
Capital Group Central Cash Fund 0.04%[6,7]		677,760	67,776

Money market investments purchased with collateral from securities on loan 0.05%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[6,8]		349,750	350
Capital Group Central Cash Fund 0.04%[6,7,8]		2,827	282
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[6,8]		1,857	2
			634

Total short-term securities (cost: $68,407,000)			68,410
Total investment securities 101.02% (cost: $975,794,000)			1,358,134
Other assets less liabilities (1.02)%			(13,681)

Net assets 100.00%			$1,344,453

Investments in affiliates7

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Short-term securities 5.06%
Money market investments 5.04%
Capital Group Central Cash Fund 0.04%[6]	$31,755	$345,022		$308,992	$(6)	$(3)	$67,776	$19
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 0.04%[6,8]	—	282	[9]				282	—	[10]
Total short-term securities							68,058
Total 5.06%					$(6)	$(3)	$68,058	$19

88	American Funds Insurance Series

International Growth and Income Fund (continued)

[1]	All or a portion of this security was on loan. The total value of all such securities was $671,000, which represented .05% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $4,000, which represented less than .01% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,855,000, which represented .14% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 6/30/2021.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts
BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

See notes to financial statements.

American Funds Insurance Series	89

Capital Income Builder

Investment portfolio June 30, 2021	unaudited

Common stocks 77.82%	Shares	Value (000)
Financials 15.52%
JPMorgan Chase & Co.	83,343	$12,963
Toronto-Dominion Bank (CAD denominated)	183,760	12,878
Zurich Insurance Group AG	32,066	12,865
Münchener Rückversicherungs-Gesellschaft AG	35,343	9,679
PNC Financial Services Group, Inc.	50,003	9,539
CME Group, Inc., Class A	36,313	7,723
DNB ASA	254,365	5,542
Power Corporation of Canada, subordinate voting shares	169,999	5,373
DBS Group Holdings, Ltd.	239,306	5,305
Principal Financial Group, Inc.	80,612	5,094
Great-West Lifeco, Inc. (CAD denominated)	164,724	4,893
American International Group, Inc.	97,550	4,643
Ping An Insurance (Group) Company of China, Ltd., Class H	382,500	3,746
Ping An Insurance (Group) Company of China, Ltd., Class A	60,300	600
Intesa Sanpaolo SpA	1,467,194	4,053
Hong Kong Exchanges and Clearing, Ltd.	67,600	4,029
ING Groep NV	285,107	3,766
Kaspi.kz JSC[1]	34,518	3,659
Citigroup, Inc.	42,591	3,013
KeyCorp	142,937	2,952
Truist Financial Corp.	47,621	2,643
Tryg A/S	106,254	2,608
AIA Group, Ltd.	188,800	2,347
Citizens Financial Group, Inc.	42,181	1,935
Moscow Exchange MICEX-RTS PJSC	800,276	1,868
East West Bancorp, Inc.	24,733	1,773
PICC Property and Casualty Co., Ltd., Class H	2,012,000	1,762
B3 SA-Brasil, Bolsa, Balcao	490,029	1,657
National Bank of Canada	19,938	1,492
U.S. Bancorp	25,853	1,473
Travelers Companies, Inc.	9,654	1,445
Swedbank AB, Class A	73,840	1,374
China Merchants Bank Co., Ltd., Class H	160,500	1,370
China Pacific Insurance (Group) Co., Ltd., Class H	420,950	1,326
State Street Corp.	15,793	1,299
Franklin Resources, Inc.	37,676	1,205
BNP Paribas SA	15,079	945
UBS Group AG	57,964	887
Sberbank of Russia PJSC (ADR)	51,961	863
Discover Financial Services	6,895	816
Everest Re Group, Ltd.	3,090	779
BlackRock, Inc.	827	724
Webster Financial Corp.	13,504	720
Euronext NV	6,323	688
Banco Santander, SA	171,144	653
Morgan Stanley	7,109	652
Marsh & McLennan Companies, Inc.	4,495	632
KBC Groep NV	8,123	619
EFG International AG	57,297	470
BOC Hong Kong (Holdings), Ltd.	127,000	431
Wells Fargo & Company	8,520	386
The Blackstone Group, Inc.	2,505	243
South State Corp.	2,444	200
Cullen/Frost Bankers, Inc.	1,550	174
Skandinaviska Enskilda Banken AB, Class A	11,929	154
IIFL Wealth Management, Ltd.	8,122	127
TISCO Financial Group PCL, foreign registered shares	31,200	86
Vontobel Holding AG	376	29
		161,170

90	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Information technology 9.58%
Broadcom, Inc.	73,782	$35,182
Microsoft Corp.	75,404	20,427
Taiwan Semiconductor Manufacturing Company, Ltd.	539,800	11,527
GlobalWafers Co., Ltd.	168,000	5,541
Intel Corp.	88,986	4,996
NetApp, Inc.	46,632	3,815
Vanguard International Semiconductor Corp.	857,700	3,632
KLA Corp.	7,476	2,424
Automatic Data Processing, Inc.	11,545	2,293
Paychex, Inc.	20,222	2,170
Texas Instruments, Inc.	9,708	1,867
Apple, Inc.	8,270	1,133
QUALCOMM, Inc.	7,229	1,033
Tokyo Electron, Ltd.	2,100	909
Tripod Technology Corp.[2]	171,000	829
Western Union Company	32,607	749
International Business Machines Corp.	2,145	314
BE Semiconductor Industries NV	2,742	233
SINBON Electronics Co., Ltd.[2]	20,000	197
FDM Group (Holdings) PLC	12,913	182
		99,453

Consumer staples 9.20%
Philip Morris International, Inc.	266,353	26,398
British American Tobacco PLC	353,229	13,681
Nestlé SA	53,596	6,674
General Mills, Inc.	96,775	5,897
Altria Group, Inc.	121,956	5,815
PepsiCo, Inc.	37,238	5,518
Unilever PLC (GBP denominated)	81,677	4,780
Coca-Cola Company	78,070	4,224
Carlsberg A/S, Class B	18,594	3,466
Imperial Brands PLC	149,897	3,228
Danone SA	43,107	3,035
Keurig Dr Pepper, Inc.	60,055	2,116
ITC, Ltd.	772,549	2,107
Kraft Heinz Company	49,619	2,023
Anheuser-Busch InBev SA/NV	23,574	1,700
Kimberly-Clark Corp.	9,419	1,260
Reckitt Benckiser Group PLC	10,484	928
Vector Group, Ltd.	62,743	887
Procter & Gamble Company	5,682	767
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	78,800	449
Viscofan, SA, non-registered shares	3,213	224
Scandinavian Tobacco Group A/S	10,343	211
Hilton Food Group PLC	9,039	137
		95,525

Health care 8.31%
Amgen, Inc.	79,720	19,432
Gilead Sciences, Inc.	250,519	17,251
AbbVie, Inc.	87,233	9,826
GlaxoSmithKline PLC	457,135	8,976
Novartis AG	76,224	6,946
Medtronic PLC	49,665	6,165
AstraZeneca PLC	40,350	4,846
Abbott Laboratories	29,261	3,392
UnitedHealth Group, Inc.	6,641	2,659
Merck & Co., Inc.	27,010	2,101
Roche Holding AG, nonvoting non-registered shares	5,287	1,992

American Funds Insurance Series	91

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Eli Lilly and Company	5,987	$1,374
Royalty Pharma PLC, Class A	31,087	1,274
Organon & Co.[2]	1,852	56
		86,290

Real estate 7.41%
Crown Castle International Corp. REIT	140,260	27,365
VICI Properties, Inc. REIT	312,915	9,707
Digital Realty Trust, Inc. REIT	49,293	7,417
Gaming and Leisure Properties, Inc. REIT	113,388	5,253
Link Real Estate Investment Trust REIT	476,818	4,621
Federal Realty Investment Trust REIT	23,928	2,804
MGM Growth Properties LLC REIT, Class A	68,972	2,526
CK Asset Holdings, Ltd.	300,000	2,071
TAG Immobilien AG	57,556	1,826
Longfor Group Holdings, Ltd.	321,000	1,798
Equinix, Inc. REIT	1,936	1,554
Charter Hall Group REIT	129,795	1,511
American Tower Corp. REIT	4,320	1,167
Embassy Office Parks REIT	200,200	944
CTP NV2	42,585	858
Powergrid Infrastructure Investment Trust[2]	555,500	847
Americold Realty Trust REIT	21,956	831
Sun Hung Kai Properties, Ltd.	55,255	823
Alexandria Real Estate Equities, Inc. REIT	4,454	810
Mindspace Business Parks REIT	201,600	767
Kimco Realty Corp. REIT	35,988	750
China Resources Land, Ltd.	132,000	535
PSP Swiss Property AG	1,512	192
		76,977

Utilities 6.97%
Enel SpA	1,036,440	9,625
Iberdrola, SA, non-registered shares	736,018	8,972
DTE Energy Company	57,440	7,444
E.ON SE	608,464	7,037
Power Grid Corporation of India, Ltd.	1,687,070	5,275
Duke Energy Corp.	44,351	4,378
Exelon Corp.	96,088	4,258
Dominion Energy, Inc.	53,419	3,930
Southern Co.	53,857	3,259
Entergy Corp.	27,180	2,710
China Gas Holdings, Ltd.	631,600	1,928
SSE PLC	91,281	1,895
Engie SA	135,934	1,862
National Grid PLC	144,076	1,835
AES Corp.	62,187	1,621
Endesa, SA	61,633	1,495
Public Service Enterprise Group, Inc.	18,838	1,125
Sempra Energy	6,993	927
Edison International	9,921	574
Power Assets Holdings, Ltd.	89,000	546
Centrica PLC[2]	609,025	434
Keppel Infrastructure Trust	908,536	375
Guangdong Investment, Ltd.	220,000	316
Ratch Group PCL, foreign registered shares	205,400	293
CMS Energy Corp.	2,685	159
NextEra Energy, Inc.	1,381	101
		72,374

92	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Energy 5.02%
TC Energy Corp. (CAD denominated)	150,611	$7,453
TC Energy Corp.	45,730	2,264
Chevron Corp.	91,856	9,621
Canadian Natural Resources, Ltd. (CAD denominated)	199,048	7,226
EOG Resources, Inc.	48,393	4,038
Enbridge, Inc. (CAD denominated)	98,420	3,940
Gazprom PJSC (ADR)	490,038	3,735
ConocoPhillips	58,458	3,560
TotalEnergies SE	65,989	2,986
Royal Dutch Shell PLC, Class B	100,799	1,951
Royal Dutch Shell PLC, Class B (ADR)	6,718	261
BP PLC	355,878	1,551
Equitrans Midstream Corp.	181,336	1,543
Schlumberger, Ltd.	30,694	983
Exxon Mobil Corp.	11,940	753
Petronet LNG, Ltd.	96,578	293
		52,158

Materials 4.76%
Vale SA, ordinary nominative shares (ADR)	455,362	10,387
Vale SA, ordinary nominative shares	214,692	4,888
Rio Tinto PLC	99,773	8,211
BHP Group PLC	225,415	6,642
LyondellBasell Industries NV	45,568	4,688
Fortescue Metals Group, Ltd.	141,754	2,481
Air Products and Chemicals, Inc.	8,081	2,325
Dow Inc.	34,546	2,186
Evonik Industries AG	49,826	1,671
Asahi Kasei Corp.	146,600	1,611
BASF SE	18,155	1,430
Linde PLC	4,289	1,240
Celanese Corp.	5,378	815
Nexa Resources SA	43,598	382
WestRock Co.	6,230	331
Amcor PLC (CDI)	17,918	203
		49,491

Communication services 4.61%
Comcast Corp., Class A	217,877	12,423
SoftBank Corp.	690,000	9,028
BCE, Inc.	124,515	6,140
Verizon Communications, Inc.	70,618	3,957
Koninklijke KPN NV	1,032,627	3,225
HKT Trust and HKT, Ltd., units	1,927,240	2,626
TELUS Corp.	103,494	2,321
Indus Towers, Ltd.	450,711	1,447
Nippon Telegraph and Telephone Corp.	45,100	1,175
Vodafone Group PLC	659,561	1,107
WPP PLC	80,334	1,083
ITV PLC[2]	501,633	871
Omnicom Group, Inc.	8,748	700
ProSiebenSat.1 Media SE	33,506	666
HKBN, Ltd.	526,000	637
Zegona Communications PLC	128,515	264
Sanoma Oyj	10,670	177
		47,847

Industrials 3.89%
Raytheon Technologies Corp.	136,972	11,685
VINCI SA	27,538	2,938
Lockheed Martin Corp.	7,666	2,900
BOC Aviation, Ltd.	340,200	2,870

American Funds Insurance Series	93

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Singapore Technologies Engineering, Ltd.	961,100	$2,766
RELX PLC	93,520	2,483
Trinity Industries, Inc.	72,684	1,954
ABB, Ltd.	54,575	1,852
Waste Management, Inc.	11,665	1,634
Union Pacific Corp.	5,919	1,302
CCR SA, ordinary nominative shares	448,936	1,214
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	47,238	971
United Parcel Service, Inc., Class B	4,361	907
Cummins, Inc.	3,685	898
BAE Systems PLC	124,017	896
Caterpillar, Inc.	2,653	577
Deutsche Post AG	7,139	486
ALD SA	27,810	417
General Dynamics Corp.	2,115	398
Melrose Industries PLC	111,714	240
Honeywell International, Inc.	1,058	232
L3Harris Technologies, Inc.	1,056	228
Norfolk Southern Corp.	811	215
Atlas Corp.	11,760	168
Mitsubishi Corp.	4,400	120
Stanley Black & Decker, Inc.	429	88
		40,439

Consumer discretionary 2.55%
Home Depot, Inc.	13,586	4,332
McDonald’s Corp.	15,471	3,574
Industria de Diseño Textil, SA	65,535	2,309
Kering SA	2,610	2,281
Starbucks Corp.	19,872	2,222
Midea Group Co., Ltd., Class A	183,600	2,028
Cie. Financière Richemont SA, Class A	15,382	1,861
Hasbro, Inc.	17,588	1,662
Taylor Wimpey PLC	655,324	1,441
YUM! Brands, Inc.	8,899	1,024
LVMH Moët Hennessy-Louis Vuitton SE	1,167	915
Gree Electric Appliances, Inc. of Zhuhai, Class A	98,638	795
VF Corp.	9,432	774
Sands China, Ltd.[2]	148,400	625
SAIC Motor Corp., Ltd., Class A2	129,318	440
Inchcape PLC	12,146	129
Thule Group AB	2,169	96
		26,508

Total common stocks (cost: $605,347,000)		808,232

Preferred securities 0.20%
Information technology 0.20%
Samsung Electronics Co., Ltd., nonvoting preferred shares	30,801	2,016

Total preferred securities (cost: $1,193,000)		2,016

Rights & warrants 0.00%
Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	7,130	5

Total rights & warrants (cost: $0)		5

94	American Funds Insurance Series

Capital Income Builder (continued)

Convertible stocks 1.07%	Shares	Value (000)
Utilities 0.40%
NextEra Energy, Inc., convertible preferred units, 4.872% 2022	29,485	$1,656
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	15,148	776
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	4,100	202
AES Corp., convertible preferred units, 6.875% 2024	8,659	931
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	5,900	573
		4,138

Information technology 0.31%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	2,124	3,228

Health care 0.25%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[3]	1,745	2,575

Industrials 0.08%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022[3]	7,000	845

Consumer discretionary 0.03%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,948	348

Total convertible stocks (cost: $8,553,000)		11,134

Investment funds 2.94%
Capital Group Central Corporate Bond Fund[4]	3,019,249	30,524

Total investment funds (cost: $30,464,000)		30,524

Convertible bonds & notes 0.05%	Principal amount (000)
Consumer discretionary 0.05%
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023[1]	$392	536

Total convertible bonds & notes (cost: $395,000)		536

Bonds, notes & other debt instruments 14.41%
U.S. Treasury bonds & notes 7.85%
U.S. Treasury 6.31%
U.S. Treasury 0.125% 2022	15,750	15,756
U.S. Treasury 0.125% 2022	5,850	5,852
U.S. Treasury 0.125% 2022	2,600	2,600
U.S. Treasury 0.125% 2022	1,625	1,624
U.S. Treasury 0.125% 2023	2,200	2,198
U.S. Treasury 0.125% 2023	2,000	1,997
U.S. Treasury 0.125% 2023	1,125	1,123
U.S. Treasury 0.125% 2023	1,025	1,024
U.S. Treasury 0.375% 2025	907	897
U.S. Treasury 0.75% 2026	7,803	7,764
U.S. Treasury 0.75% 2026	3,850	3,828
U.S. Treasury 0.75% 2026	1	1
U.S. Treasury 1.875% 2026	6,300	6,608
U.S. Treasury 2.00% 2026[5]	2,800	2,955
U.S. Treasury 0.50% 2027	2,900	2,813
U.S. Treasury 1.25% 2028	1,350	1,355

American Funds Insurance Series	95

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.625% 2031	$66		$67
U.S. Treasury 1.125% 2040[5]	2,400		2,070
U.S. Treasury 1.875% 2051[5]	5,328		5,074
			65,606

U.S. Treasury inflation-protected securities 1.54%
U.S. Treasury Inflation-Protected Security 0.125% 2023[6]	620		648
U.S. Treasury Inflation-Protected Security 0.375% 2023[6]	1,147		1,220
U.S. Treasury Inflation-Protected Security 0.625% 2023[6]	1,461		1,545
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	684		736
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	190		205
U.S. Treasury Inflation-Protected Security 0.50% 2024[6]	554		598
U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	670		722
U.S. Treasury Inflation-Protected Security 0.125% 2025[6]	1,137		1,228
U.S. Treasury Inflation-Protected Security 0.125% 2026[6]	2,896		3,154
U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	1,920		2,109
U.S. Treasury Inflation-Protected Security 0.125% 2031[6]	1,641		1,807
U.S. Treasury Inflation-Protected Security 0.125% 2051[5,6]	1,820		1,995
			15,967

Total U.S. Treasury bonds & notes			81,573

Mortgage-backed obligations 3.44%
Federal agency mortgage-backed obligations 2.77%
Fannie Mae Pool #695412 5.00% 2033[7]	—	[8]	—	[8]
Fannie Mae Pool #AD3566 5.00% 2035[7]	2		2
Fannie Mae Pool #AC0794 5.00% 2039[7]	8		10
Fannie Mae Pool #931768 5.00% 2039[7]	2		2
Fannie Mae Pool #AE0311 3.50% 2040[7]	13		14
Fannie Mae Pool #932606 5.00% 2040[7]	4		5
Fannie Mae Pool #AJ1873 4.00% 2041[7]	7		8
Fannie Mae Pool #AE1248 5.00% 2041[7]	11		13
Fannie Mae Pool #AE1274 5.00% 2041[7]	8		9
Fannie Mae Pool #AE1277 5.00% 2041[7]	5		6
Fannie Mae Pool #AE1283 5.00% 2041[7]	3		3
Fannie Mae Pool #AE1290 5.00% 2042[7]	6		6
Fannie Mae Pool #AT3954 3.50% 2043[7]	4		4
Fannie Mae Pool #AT0300 3.50% 2043[7]	2		3
Fannie Mae Pool #AY1829 3.50% 2044[7]	4		4
Fannie Mae Pool #AW8240 3.50% 2044[7]	1		1
Fannie Mae Pool #BJ5015 4.00% 2047[7]	58		63
Fannie Mae Pool #BH3122 4.00% 2047[7]	1		1
Fannie Mae Pool #BK6840 4.00% 2048[7]	38		41
Fannie Mae Pool #BK5232 4.00% 2048[7]	30		32
Fannie Mae Pool #BK9743 4.00% 2048[7]	11		12
Fannie Mae Pool #CA2804 4.50% 2048[7]	426		459
Fannie Mae Pool #BK9761 4.50% 2048[7]	8		9
Fannie Mae Pool #CA5540 3.00% 2050[7]	4,629		4,915
Fannie Mae Pool #BF0497 3.00% 2060[7]	435		462
Freddie Mac Pool #Q15874 4.00% 2043[7]	2		2
Freddie Mac Pool #G67711 4.00% 2048[7]	359		393
Freddie Mac Pool #Q56599 4.00% 2048[7]	46		50
Freddie Mac Pool #Q56175 4.00% 2048[7]	34		37
Freddie Mac Pool #Q55971 4.00% 2048[7]	32		35
Freddie Mac Pool #Q56576 4.00% 2048[7]	25		27
Freddie Mac Pool #Q55970 4.00% 2048[7]	13		14
Freddie Mac Pool #Q58411 4.50% 2048[7]	93		103
Freddie Mac Pool #Q58436 4.50% 2048[7]	41		45
Freddie Mac Pool #Q58378 4.50% 2048[7]	33		36
Freddie Mac Pool #Q57242 4.50% 2048[7]	28		30
Freddie Mac Pool #SD8158 3.50% 2051[7]	25		26

96	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8164 3.50% 2051[7]	$1		$1
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[7]	337		353
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[7,9]	336		352
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[7,9]	162		170
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[7,9]	130		140
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[7]	107		116
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]	30		32
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[7]	1,286		1,403
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[7]	910		959
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[7]	616		648
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[7]	29		30
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[7]	13		14
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[7]	1,290		1,365
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[7]	1,899		2,000
Government National Mortgage Assn. 2.00% 2051[7,10]	1,580		1,606
Government National Mortgage Assn. 2.50% 2051[7,10]	2,106		2,176
Government National Mortgage Assn. 3.50% 2051[7,10]	42		44
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[7]	982		1,048
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[7]	110		118
Government National Mortgage Assn. Pool #694836 5.661% 2059[7]	1		1
Government National Mortgage Assn. Pool #765152 4.14% 2061[7]	—	[8]	—	[8]
Government National Mortgage Assn. Pool #766525 4.70% 2062[7]	—	[8]	—	[8]
Government National Mortgage Assn. Pool #777452 3.63% 2063[7]	5		5
Government National Mortgage Assn. Pool #767639 3.89% 2063[7]	1		2
Government National Mortgage Assn. Pool #725893 5.20% 2064[7]	—	[8]	—	[8]
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[7]	1		1
Uniform Mortgage-Backed Security 2.50% 2036[7,10]	1,608		1,675
Uniform Mortgage-Backed Security 3.00% 2051[7,10]	1,595		1,660
Uniform Mortgage-Backed Security 3.50% 2051[7,10]	1,750		1,843
Uniform Mortgage-Backed Security 4.00% 2051[7,10]	3,425		3,650
Uniform Mortgage-Backed Security 4.50% 2051[7,10]	402		433
			28,727

Collateralized mortgage-backed obligations (privately originated) 0.57%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,7,9]	260		262
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,7,9]	163		164
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,7,9]	164		164
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,7,9]	43		43
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,7,9]	189		190
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,7,9]	159		160
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,7,9]	99		99
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2052[1,7,9]	1,000		1,002
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.892% 2053[1,7,9]	175		175
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.992% 2053[1,7,9]	279		279

American Funds Insurance Series	97

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.26% 2021[1,7,9]	$406	$406
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[1,7,9]	1,586	1,587
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,7,9]	68	68
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,7,9]	45	45
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,7,9]	281	282
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,7,9]	82	84
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,7,9]	76	78
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,7,9]	52	53
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,7,9]	89	92
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,7,9]	49	50
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,7]	683	691
		5,974

Commercial mortgage-backed securities 0.10%
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 2038[1,7,9]	174	174
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.50% 2038[1,7,9]	100	100
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[1,7,9]	100	100
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 0.993% 2025[1,7,9]	235	236
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.223% 2038[1,7,9]	300	302
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.342% 2049[1,7,9]	150	153
		1,065

Total mortgage-backed obligations		35,766

Corporate bonds, notes & loans 2.45%
Energy 0.53%
Apache Corp. 4.25% 2030	385	407
BP Capital Markets America, Inc. 3.633% 2030	360	404
Cenovus Energy, Inc. 5.40% 2047	75	93
Cheniere Energy, Inc. 3.70% 2029	252	275
Enbridge Energy Partners LP 7.375% 2045	37	58
Energy Transfer Operating LP 5.00% 2050	341	395
Energy Transfer Partners LP 5.30% 2047	60	70
Energy Transfer Partners LP 6.00% 2048	76	96
Energy Transfer Partners LP 6.25% 2049	150	197
EQT Corp. 5.00% 2029	35	39
EQT Corp. 3.625% 2031[1]	20	21
Equinor ASA 2.375% 2030	365	377
Exxon Mobil Corp. 2.995% 2039	200	206
MPLX LP 5.50% 2049	625	811
New Fortress Energy, Inc. 6.50% 2026[1]	80	82
NGL Energy Operating LLC 7.50% 2026[1]	80	84
ONEOK, Inc. 3.10% 2030	42	44
ONEOK, Inc. 4.95% 2047	51	60
ONEOK, Inc. 7.15% 2051	97	143
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	145
Petrobras Global Finance Co. 5.60% 2031	150	168
Petróleos Mexicanos 7.69% 2050	75	72
Sabine Pass Liquefaction, LLC 4.50% 2030	215	248
Shell International Finance BV 2.00% 2024	420	437
TransCanada PipeLines, Ltd. 5.10% 2049	425	559
		5,491

98	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary 0.42%
Bayerische Motoren Werke AG 4.15% 2030[1]	$290	$338
Carnival Corp. 11.50% 2023[1]	425	479
General Motors Company 5.95% 2049	90	123
Marriott International, Inc. 2.85% 2031	50	51
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	600	684
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	1,145	1,321
Toyota Motor Credit Corp. 2.15% 2022	505	517
Toyota Motor Credit Corp. 2.60% 2022	856	867
		4,380

Communication services 0.40%
AT&T, Inc. 3.50% 2041	75	78
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	360	367
CenturyLink, Inc. 7.50% 2024	300	337
SBA Tower Trust 1.631% 2026[1]	253	254
Sprint Corp. 11.50% 2021	1,425	1,480
Sprint Corp. 6.875% 2028	325	417
T-Mobile US, Inc. 3.875% 2030	625	701
T-Mobile US, Inc. 3.50% 2031	275	285
Verizon Communications, Inc. 1.45% 2026	125	126
Walt Disney Company 4.625% 2040	120	153
		4,198

Health care 0.37%
AbbVie, Inc. 4.25% 2049	92	111
AstraZeneca Finance LLC 1.75% 2028	65	65
AstraZeneca Finance LLC 2.25% 2031	9	9
AstraZeneca PLC 3.375% 2025	200	219
AstraZeneca PLC 3.00% 2051	11	11
Centene Corp. 4.625% 2029	530	584
Centene Corp. 3.375% 2030	179	187
Johnson & Johnson 1.30% 2030	100	97
Merck & Co., Inc. 3.40% 2029	110	123
Pfizer, Inc. 2.70% 2050	425	424
Tenet Healthcare Corp. 7.50% 2025[1]	325	352
Teva Pharmaceutical Finance Co. BV 6.00% 2024	700	744
Teva Pharmaceutical Finance Co. BV 3.15% 2026	650	619
Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	263
		3,808

Utilities 0.22%
AEP Transmission Co. LLC 3.80% 2049	45	52
American Electric Power Company, Inc. 3.65% 2021	300	304
Edison International 4.125% 2028	132	140
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[11]	120	141
FirstEnergy Corp. 2.25% 2030	107	103
FirstEnergy Corp. 2.65% 2030	493	492
Pacific Gas and Electric Co. 2.95% 2026	97	99
Pacific Gas and Electric Co. 3.75% 2028	105	110
Pacific Gas and Electric Co. 4.65% 2028	284	313
Pacific Gas and Electric Co. 2.50% 2031	375	352
Southern California Edison Co., Series C, 3.60% 2045	206	206
		2,312

American Funds Insurance Series	99

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology 0.14%
Broadcom, Inc. 5.00% 2030	$420	$496
Broadcom, Inc. 3.75% 2051[1]	91	95
Lenovo Group, Ltd. 5.875% 2025	400	453
Oracle Corp. 2.875% 2031	140	146
Oracle Corp. 3.60% 2050	150	154
ServiceNow, Inc. 1.40% 2030	130	122
		1,466

Industrials 0.14%
Boeing Company 2.70% 2022	300	306
Boeing Company 2.75% 2026	91	95
Boeing Company 5.15% 2030	284	337
Boeing Company 5.805% 2050	95	128
CSX Corp. 4.75% 2048	50	65
General Electric Co. 3.625% 2030	215	240
Masco Corp. 3.125% 2051	10	10
Norfolk Southern Corp. 3.00% 2022	224	227
		1,408

Consumer staples 0.10%
7-Eleven, Inc. 0.80% 2024[1]	50	50
7-Eleven, Inc. 0.95% 2026[1]	60	59
7-Eleven, Inc. 1.30% 2028[1]	45	43
7-Eleven, Inc. 1.80% 2031[1]	325	311
Altria Group, Inc. 3.70% 2051	25	24
British American Tobacco PLC 4.54% 2047	73	78
British American Tobacco PLC 4.758% 2049	130	141
Constellation Brands, Inc. 3.15% 2029	190	204
Kraft Heinz Company 3.00% 2026	93	99
		1,009

Financials 0.07%
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[11]	231	225
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[11]	227	221
Navient Corp. 5.00% 2027	150	156
New York Life Global Funding 3.00% 2028[1]	150	163
		765

Materials 0.04%
Dow Chemical Co. 3.60% 2050	75	81
International Flavors & Fragrances, Inc. 1.832% 2027[1]	100	100
LYB International Finance III, LLC 4.20% 2050	75	87
LYB International Finance III, LLC 3.625% 2051	102	108
		376

Real estate 0.02%
Equinix, Inc. 1.55% 2028	25	24
Equinix, Inc. 3.20% 2029	144	155
Equinix, Inc. 2.50% 2031	47	48
		227

Total corporate bonds, notes & loans		25,440

Asset-backed obligations 0.56%
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[1,7]	197	203
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[1,7]	100	106
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,7]	372	379
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,7]	95	96
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[1,7]	95	97
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,7]	95	97

100	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,7]	$335	$338
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[1,7]	85	85
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[1,7]	175	174
Freedom Financial, Series 2021-2, Class A, 0.68% 2028[1,7]	106	106
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[1,7]	642	654
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[1,7]	100	101
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,7]	163	171
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[1,7]	247	248
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[1,7]	100	100
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[1,7]	268	269
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[1,7]	100	101
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[1,7]	100	101
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,7]	85	84
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,7]	221	222
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,7]	324	324
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[1,7]	631	633
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[1,7]	100	101
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[1,7]	100	100
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,7,9]	211	213
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,7]	112	110
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[1,7,9]	335	336
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[1,7]	229	230
		5,779

Bonds & notes of governments & government agencies outside the U.S. 0.08%
Peru (Republic of) 2.783% 2031	190	194
Portuguese Republic 5.125% 2024	18	21
Qatar (State of) 4.50% 2028	200	236
Saudi Arabia (Kingdom of) 3.625% 2028	200	221
United Mexican States 3.25% 2030	200	207
		879

Municipals 0.03%
Illinois 0.03%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	225	265

Total bonds, notes & other debt instruments (cost: $146,606,000)		149,702

Short-term securities 4.73%	Shares
Money market investments 4.67%
Capital Group Central Cash Fund 0.04%[4,12]	485,540	48,554

Money market investments purchased with collateral from securities on loan 0.06%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[12,13]	323,395	323
Capital Group Central Cash Fund 0.04%[4,12,13]	2,615	261
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[12,13]	1,717	2
		586

Total short-term securities (cost: $49,145,000)		49,140
Total investment securities 101.22% (cost: $841,703,000)		1,051,289
Other assets less liabilities (1.22)%		(12,692)

Net assets 100.00%		$1,038,597

American Funds Insurance Series	101

Capital Income Builder (continued)

Futures contracts

		Number of		Notional amount [14]	Value at 6/30/2021 [15]	Unrealized appreciation (depreciation) at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Long	19	December 2022	$4,750	$4,725	$1
2 Year U.S. Treasury Note Futures	Short	1	October 2021	(200)	(220)	— [8]
5 Year U.S. Treasury Note Futures	Long	78	October 2021	7,800	9,628	(18)
10 Year U.S. Treasury Note Futures	Long	33	September 2021	3,300	4,372	13
10 Year Ultra U.S. Treasury Note Futures	Short	34	September 2021	(3,400)	(5,005)	(30)
20 Year U.S. Treasury Bond Futures	Long	4	September 2021	400	643	2
30 Year Ultra U.S. Treasury Bond Futures	Long	67	September 2021	6,700	12,910	506
						$474

Forward currency contracts

				Unrealized
Contract amount				depreciation
Purchases	Sales		Settlement	at 6/30/2021
(000)	(000)	Counterparty	date	(000)
MXN2,000	USD101	HSBC Bank	7/16/2021	$(1)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2021 (000)
3-month USD-LIBOR	0.337%	5/18/2025	$18,500	$297	$—	$297
3-month USD-LIBOR	0.5935%	5/18/2030	7,200	465	—	465
3-month USD-LIBOR	0.807%	5/18/2050	1,800	405	—	405
					$—	$1,167

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2021 (000)
5.00%/Quarterly	CDX.NA.HY.36	6/20/2026	$2,975	$304	$265	$39

102	American Funds Insurance Series

Capital Income Builder (continued)

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Investment funds 2.94%
Capital Group Central Corporate Bond Fund	$—	$30,464		$—	$—	$60	$30,524	$5
Short-term securities 4.70%
Money market investments 4.67%
Capital Group Central Cash Fund 0.04%[12]	56,762	148,067		156,269	(1)	(5)	48,554	24
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.04%[12,13]	—	261	[16]				261	—	[17]
Total short-term securities							48,815
Total 7.64%					$(1)	$55	$79,339	$29

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,816,000, which represented 2.10% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $638,000, which represented .06% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,642,000, which represented .16% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Amount less than one thousand.
[9]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[10]	Purchased on a TBA basis.
[11]	Step bond; coupon rate may change at a later date.
[12]	Rate represents the seven-day yield at 6/30/2021.
[13]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[14]	Notional amount is calculated based on the number of contracts and notional contract size.
[15]	Value is calculated based on the notional amount and current market price.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	103

Asset Allocation Fund
Investment portfolio June 30, 2021	unaudited

Common stocks 69.73%	Shares	Value (000)
Information technology 15.66%
Microsoft Corp.	4,691,061	$1,270,808
Broadcom, Inc.	1,545,598	737,003
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	5,461,700	656,278
ASML Holding NV (New York registered) (ADR)	770,900	532,568
MKS Instruments, Inc.	1,700,000	302,515
VeriSign, Inc.[1]	1,100,000	250,459
Flex, Ltd.[1]	13,000,000	232,310
Dell Technologies, Inc., Class C1	2,000,000	199,340
Mastercard, Inc., Class A	538,000	196,418
Visa, Inc., Class A	620,200	145,015
PayPal Holdings, Inc.[1]	386,300	112,599
DocuSign, Inc.[1]	242,000	67,656
RingCentral, Inc., Class A1	221,100	64,247
Shopify, Inc., Class A, subordinate voting shares[1]	41,500	60,631
Intel Corp.	1,075,000	60,350
Concentrix Corp.[1]	367,827	59,147
NVIDIA Corp.	68,566	54,860
Okta, Inc., Class A1	174,680	42,741
Apple, Inc.	150,000	20,544
		5,065,489

Financials 11.77%
Chubb, Ltd.	2,200,000	349,668
First Republic Bank	1,580,000	295,729
Capital One Financial Corp.	1,750,000	270,707
Synchrony Financial	4,750,000	230,470
The Blackstone Group, Inc.	2,295,950	223,029
Bank of America Corp.	5,250,000	216,457
CME Group, Inc., Class A	977,200	207,831
JPMorgan Chase & Co.	1,335,000	207,646
Apollo Global Management, Inc., Class A	2,769,732	172,277
Sberbank of Russia PJSC (ADR)	9,788,000	162,530
Nasdaq, Inc.	844,100	148,393
Toronto-Dominion Bank (CAD denominated)	1,996,383	139,905
Arch Capital Group, Ltd.[1]	3,234,000	125,932
Intercontinental Exchange, Inc.	1,055,000	125,228
MSCI, Inc.	225,200	120,050
KKR & Co., Inc.	1,968,000	116,584
Western Alliance Bancorporation	1,182,849	109,827
Citigroup, Inc.	1,500,000	106,125
PNC Financial Services Group, Inc.	500,000	95,380
Ares Management Corp., Class A	1,015,403	64,569
Brookfield Asset Management, Inc., Class A	1,260,000	64,235
RenaissanceRe Holdings, Ltd.	357,000	53,129
BlackRock, Inc.	56,000	48,998
S&P Global, Inc.	102,000	41,866
Bright Health Group, Inc.[1,2]	1,974,816	33,888
SLM Corp.	1,579,600	33,077
Berkshire Hathaway, Inc., Class A1	61	25,535
Progressive Corp.	105,000	10,312
The Bank of N.T. Butterfield & Son, Ltd.	156,723	5,556
Jonah Energy Parent LLC[1,3,4]	32,117	482
		3,805,415

Health care 8.81%
Johnson & Johnson	3,150,000	518,931
UnitedHealth Group, Inc.	1,235,800	494,864
Humana Inc.	865,000	382,953
Cigna Corp.	1,100,000	260,777
Abbott Laboratories	2,000,000	231,860
CVS Health Corp.	1,478,000	123,324
Vertex Pharmaceuticals, Inc.[1]	567,500	114,425

104	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Gilead Sciences, Inc.	1,600,000	$110,176
Regeneron Pharmaceuticals, Inc.[1]	150,000	83,781
Daiichi Sankyo Company, Ltd.	3,873,900	83,497
Eli Lilly and Company	335,969	77,112
Cortexyme, Inc.[1,2]	1,218,038	64,556
IDEXX Laboratories, Inc.[1]	94,102	59,430
Thermo Fisher Scientific, Inc.	116,000	58,519
AbCellera Biologics, Inc.[1]	1,720,641	37,854
AbCellera Biologics, Inc.[1,2]	625,100	13,752
Centene Corp.[1]	562,770	41,043
Allakos, Inc.[1]	293,700	25,073
Ultragenyx Pharmaceutical, Inc.[1]	217,400	20,729
Rotech Healthcare, Inc.[1,3,4,5]	184,138	19,795
Viatris, Inc.	1,121,937	16,032
NuCana PLC (ADR)[1,6]	2,977,153	8,247
Pfizer, Inc.	102,973	4,032
		2,850,762

Consumer discretionary 8.23%
Amazon.com, Inc.[1]	129,174	444,379
Home Depot, Inc.	1,246,000	397,337
Aramark	8,500,000	316,625
General Motors Company[1]	3,750,000	221,887
LVMH Moët Hennessy-Louis Vuitton SE	256,896	201,442
Kontoor Brands, Inc.[6]	3,000,000	169,230
Hilton Worldwide Holdings, Inc.[1]	1,256,949	151,613
NVR, Inc.[1]	25,000	124,333
Darden Restaurants, Inc.	769,109	112,282
Dollar General Corp.	487,187	105,422
Royal Caribbean Cruises, Ltd.[1]	1,014,324	86,502
Caesars Entertainment, Inc.[1]	828,892	85,998
VF Corp.	750,000	61,530
Booking Holdings, Inc.[1]	25,500	55,796
Chipotle Mexican Grill, Inc.[1]	27,500	42,634
Restaurant Brands International, Inc.	595,000	38,342
Xpeng, Inc., Class A (ADR)[1]	703,800	31,263
Dr. Martens PLC[1]	2,375,000	14,620
		2,661,235

Communication services 6.15%
Charter Communications, Inc., Class A1	785,000	566,338
Alphabet, Inc., Class C1	157,000	393,492
Facebook, Inc., Class A1	1,129,100	392,599
Comcast Corp., Class A	6,262,910	357,111
Netflix, Inc.[1]	226,700	119,745
Tencent Holdings, Ltd.	965,000	72,584
New York Times Co., Class A	1,450,000	63,148
Activision Blizzard, Inc.	265,000	25,292
		1,990,309

Consumer staples 6.02%
Philip Morris International, Inc.	9,880,421	979,249
Nestlé SA	2,500,000	311,321
Altria Group, Inc.	4,422,060	210,844
British American Tobacco PLC (ADR)	3,919,700	154,084
British American Tobacco PLC	1,060,000	41,056
Archer Daniels Midland Company	2,000,000	121,200
Mondelez International, Inc.	1,200,000	74,928
Avenue Supermarts, Ltd.[1]	970,539	43,664
Costco Wholesale Corp.	26,000	10,287
		1,946,633

American Funds Insurance Series	105

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials 4.59%
LyondellBasell Industries NV	3,417,103	$351,517
Dow Inc.	4,800,000	303,744
Vale SA, ordinary nominative shares	9,325,400	212,333
Franco-Nevada Corp.	889,870	129,137
Rio Tinto PLC	1,250,000	102,866
Royal Gold, Inc.	845,000	96,414
Nucor Corp.	1,000,000	95,930
First Quantum Minerals, Ltd.	2,775,000	63,957
Allegheny Technologies, Inc.[1]	2,589,437	53,990
Newmont Corp.	700,000	44,366
Wheaton Precious Metals Corp.	480,000	21,154
Sherwin-Williams Company	37,000	10,081
		1,485,489

Industrials 3.49%
Northrop Grumman Corp.	768,400	279,260
CSX Corp.	6,705,369	215,108
Lockheed Martin Corp.	486,000	183,878
L3Harris Technologies, Inc.	803,000	173,568
TuSimple Holdings, Inc., Class A1,2	1,500,000	106,860
Boeing Company[1]	183,000	43,840
Waste Management, Inc.	249,000	34,887
Honeywell International, Inc.	152,000	33,341
Cintas Corp.	41,000	15,662
New AMI I, LLC[1,3,4]	1,588,250	13,818
Chart Industries, Inc.[1]	68,000	9,950
Copart, Inc.[1]	75,000	9,887
Axon Enterprise, Inc.[1]	50,600	8,946
		1,129,005

Energy 2.45%
Chevron Corp.	2,000,000	209,480
Canadian Natural Resources, Ltd. (CAD denominated)	4,315,000	156,643
Pioneer Natural Resources Company	927,000	150,656
EOG Resources, Inc.	1,352,400	112,844
Suncor Energy, Inc.	4,000,000	95,805
ConocoPhillips	362,500	22,076
Chesapeake Energy Corp.	330,437	17,157
Chesapeake Energy Corp.[3,7]	1,970	98
Scorpio Tankers, Inc.	345,000	7,607
Euronav NV	750,000	6,990
Oasis Petroleum, Inc.	48,721	4,899
Extraction Oil & Gas, Inc.[1]	42,743	2,347
Extraction Oil & Gas, Inc.[1,3,5,7]	22,469	1,184
Weatherford International[1]	144,755	2,635
Diamond Offshore Drilling, Inc.[1]	247,104	1,569
Diamond Offshore Drilling, Inc.[1,3,4,7]	86,354	461
McDermott International, Ltd.[1]	40,219	20
		792,471

Real estate 1.87%
VICI Properties, Inc. REIT	5,165,000	160,218
Crown Castle International Corp. REIT	526,000	102,623
MGM Growth Properties LLC REIT, Class A	2,660,000	97,409
American Tower Corp. REIT	328,100	88,633
Alexandria Real Estate Equities, Inc. REIT	399,000	72,594
PotlatchDeltic Corp. REIT	1,000,000	53,150
STORE Capital Corp. REIT	534,137	18,433
Equinix, Inc. REIT	13,000	10,434
		603,494

106	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities 0.69%
Enel SpA	24,000,000	$222,883

Total common stocks (cost: $12,611,364,000)		22,553,185

Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[1,3,4,7]	450	317

Total preferred securities (cost: $466,000)		317

Rights & warrants 0.00%
Energy 0.00%
Chesapeake Energy Corp., Class B, warrants, expire 2026[1]	16,601	395
Sable Permian Resources, LLC, Class A, warrants, expire 2024[1,3,4]	4,392	—	[8]

Total rights & warrants (cost: $723,000)		395

Convertible stocks 0.49%
Information technology 0.28%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	60,000	91,192

Financials 0.15%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 2023[7]	37,778	47,698

Health care 0.06%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	13,300	19,621

Total convertible stocks (cost: $109,241,000)		158,511

Investment funds 5.20%
Capital Group Central Corporate Bond Fund[6]	166,290,561	1,681,198

Total investment funds (cost: $1,677,900,000)		1,681,198

Bonds, notes & other debt instruments 21.02%	Principal amount (000)
U.S. Treasury bonds & notes 7.15%
U.S. Treasury 5.54%
U.S. Treasury 1.50% 2021	$3,777	3,786
U.S. Treasury 1.625% 2021	98	99
U.S. Treasury 1.75% 2021	425	428
U.S. Treasury 2.75% 2021	19,232	19,339
U.S. Treasury 0.125% 2022	83,545	83,573
U.S. Treasury 0.125% 2022	10,000	10,003
U.S. Treasury 1.375% 2022	5,000	5,039
U.S. Treasury 1.375% 2022	280	285
U.S. Treasury 1.50% 2022	9,407	9,564
U.S. Treasury 1.625% 2022	94	96
U.S. Treasury 1.875% 2022	80,000	80,963
U.S. Treasury 2.125% 2022	37,000	38,083
U.S. Treasury 0.125% 2023	44,825	44,776
U.S. Treasury 0.25% 2023	30,000	30,007
U.S. Treasury 2.25% 2023	5,000	5,236
U.S. Treasury 2.375% 2023	5,000	5,173
U.S. Treasury 2.75% 2023	15,000	15,693
U.S. Treasury 0.25% 2024	15,000	14,940
U.S. Treasury 1.50% 2024	22,500	23,218

American Funds Insurance Series	107

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.50% 2024	$907	$936
U.S. Treasury 2.125% 2024	5,000	5,235
U.S. Treasury 2.25% 2024	5,000	5,242
U.S. Treasury 2.375% 2024	70,000	74,114
U.S. Treasury 2.50% 2024	225,000	237,378
U.S. Treasury 2.50% 2024	700	742
U.S. Treasury 0.25% 2025	43,812	43,080
U.S. Treasury 2.50% 2025	3,500	3,738
U.S. Treasury 2.75% 2025	3,229	3,493
U.S. Treasury 3.00% 2025	10,000	10,957
U.S. Treasury 0.375% 2026	75,000	73,506
U.S. Treasury 0.50% 2026	109,869	108,216
U.S. Treasury 0.75% 2026	155,473	154,692
U.S. Treasury 1.50% 2026	500	515
U.S. Treasury 1.625% 2026	60,000	62,137
U.S. Treasury 1.625% 2026	27,000	27,963
U.S. Treasury 1.625% 2026	7,000	7,257
U.S. Treasury 1.625% 2026	1,500	1,555
U.S. Treasury 0.50% 2027	36,300	35,114
U.S. Treasury 0.50% 2027	20,000	19,362
U.S. Treasury 0.625% 2027	7,109	6,873
U.S. Treasury 1.125% 2027	762	768
U.S. Treasury 2.25% 2027	78,250	83,638
U.S. Treasury 2.375% 2027	880	947
U.S. Treasury 2.875% 2028	5,217	5,796
U.S. Treasury 0.625% 2030	20,225	18,902
U.S. Treasury 0.875% 2030	6,640	6,314
U.S. Treasury 1.50% 2030	36,651	37,011
U.S. Treasury 1.625% 2031	43,766	44,447
U.S. Treasury 1.125% 2040	62,775	54,148
U.S. Treasury 1.375% 2040	52,695	47,285
U.S. Treasury 2.50% 2046	3,755	4,062
U.S. Treasury 3.00% 2047	9,355	11,103
U.S. Treasury 3.00% 2048	336	400
U.S. Treasury 2.25% 2049	15,000	15,510
U.S. Treasury 2.375% 2049[9]	75,000	79,708
U.S. Treasury 1.375% 2050[9]	12,500	10,514
U.S. Treasury 2.00% 2050	13,825	13,555
U.S. Treasury 1.875% 2051[9]	90,207	85,914
		1,792,428

U.S. Treasury inflation-protected securities 1.61%
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	88,451	95,404
U.S. Treasury Inflation-Protected Security 0.625% 2024[10]	89,695	96,628
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	24,052	26,195
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	23,773	25,678
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	23,975	26,106
U.S. Treasury Inflation-Protected Security 0.75% 2028[10]	18,613	21,362
U.S. Treasury Inflation-Protected Security 0.875% 2029[10]	20,983	24,287
U.S. Treasury Inflation-Protected Security 0.125% 2030[10]	24,083	26,456
U.S. Treasury Inflation-Protected Security 0.125% 2031[10]	24,255	26,707
U.S. Treasury Inflation-Protected Security 1.00% 2049[10]	105,122	140,951
U.S. Treasury Inflation-Protected Security 0.25% 2050[10]	4,332	4,890
U.S. Treasury Inflation-Protected Security 0.125% 2051[10]	6,153	6,745
		521,409

Total U.S. Treasury bonds & notes		2,313,837

108	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 7.00%
Financials 1.15%
ACE INA Holdings, Inc. 2.875% 2022	$3,880	$3,996
ACE INA Holdings, Inc. 3.35% 2026	880	967
ACE INA Holdings, Inc. 4.35% 2045	400	506
Advisor Group Holdings, LLC 6.25% 2028[7]	3,130	3,309
AG Merger Sub II, Inc. 10.75% 2027[7]	2,920	3,252
Ally Financial, Inc. 8.00% 2031	3,000	4,225
American International Group, Inc. 2.50% 2025	15,800	16,686
American International Group, Inc. 4.20% 2028	565	651
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[11]	2,428	2,524
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[11]	6,000	6,305
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[11]	2,500	2,479
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[11]	2,345	2,556
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[11]	16,000	15,569
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[11]	3,700	3,610
Bank of Nova Scotia 1.625% 2023	5,000	5,112
BB&T Corp. 2.625% 2022	2,500	2,528
Berkshire Hathaway Finance Corp. 4.20% 2048	6,570	8,132
Berkshire Hathaway Finance Corp. 4.25% 2049	550	685
Berkshire Hathaway, Inc. 2.75% 2023	1,615	1,676
Berkshire Hathaway, Inc. 3.125% 2026	500	547
BNP Paribas 3.375% 2025[7]	3,225	3,462
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[11]	3,254	3,451
CME Group, Inc. 3.75% 2028	3,425	3,908
Commonwealth Bank of Australia 3.35% 2024	1,225	1,322
Commonwealth Bank of Australia 3.35% 2024[7]	1,000	1,079
Commonwealth Bank of Australia 2.688% 2031[7]	7,575	7,581
Compass Diversified Holdings 5.25% 2029[7]	640	666
Crédit Agricole SA 4.375% 2025[7]	850	936
Credit Suisse Group AG 3.80% 2023	1,625	1,723
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,11]	800	882
Danske Bank AS 2.70% 2022[7]	1,000	1,016
FS Energy and Power Fund 7.50% 2023[7]	2,995	3,102
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[11]	3,425	3,373
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[11]	390	437
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[11]	4,036	4,126
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[11]	2,000	2,095
Groupe BPCE SA 2.75% 2023[7]	600	622
Groupe BPCE SA 5.70% 2023[7]	2,250	2,492
Groupe BPCE SA 5.15% 2024[7]	3,710	4,135
Groupe BPCE SA 1.00% 2026[7]	6,100	6,020
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[7,11]	2,250	2,210
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[11]	1,500	1,530
HSBC Holdings PLC 4.25% 2024	3,000	3,251
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[11]	625	656
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[11]	6,000	6,170
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[11]	3,750	4,337
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[11]	1,500	1,680
Icahn Enterprises Finance Corp. 5.25% 2027	1,185	1,225
Icahn Enterprises Finance Corp. 4.375% 2029[7]	2,200	2,196
Intercontinental Exchange, Inc. 2.65% 2040	7,425	7,142
Intesa Sanpaolo SpA 3.375% 2023[7]	750	781
Intesa Sanpaolo SpA 3.25% 2024[7]	750	798
Intesa Sanpaolo SpA 5.017% 2024[7]	1,730	1,883
Intesa Sanpaolo SpA 3.875% 2027[7]	300	326
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[11]	4,725	4,983
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[11]	3,101	3,185
JPMorgan Chase & Co. 3.157% 2042 (USD-SOFR + 1.46% on 4/22/2041)[11]	10,325	10,759
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[11]	10,325	11,041

American Funds Insurance Series	109

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[11]	$1,222	$1,253
Ladder Capital Corp. 5.25% 2022[7]	475	479
Ladder Capital Corp. 4.25% 2027[7]	3,757	3,764
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[11]	750	774
Lloyds Banking Group PLC 4.05% 2023	2,000	2,145
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[11]	800	801
Lloyds Banking Group PLC 4.375% 2028	2,150	2,472
LPL Financial Holdings, Inc. 4.625% 2027[7]	2,200	2,286
LPL Financial Holdings, Inc. 4.375% 2031[7]	1,380	1,399
Marsh & McLennan Companies, Inc. 3.875% 2024	820	890
Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	2,000
Marsh & McLennan Companies, Inc. 4.90% 2049	1,539	2,105
Metropolitan Life Global Funding I 1.95% 2021[7]	1,250	1,255
MGIC Investment Corp. 5.25% 2028	1,175	1,247
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,706
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[11]	300	317
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[11]	3,766	3,709
Morgan Stanley 3.125% 2026	325	352
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[11]	3,290	3,315
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[11]	2,000	2,095
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[11]	856	908
MSCI, Inc. 3.625% 2031[7]	2,225	2,285
Navient Corp. 6.50% 2022	2,550	2,662
Navient Corp. 5.50% 2023	10,165	10,734
Navient Corp. 7.25% 2023	725	802
Navient Corp. 5.875% 2024	1,005	1,087
Navient Corp. 6.125% 2024	8,030	8,691
New York Life Global Funding 1.70% 2021[7]	750	752
New York Life Global Funding 2.35% 2026[7]	590	619
Owl Rock Capital Corp. 4.625% 2024[7]	2,305	2,451
Owl Rock Capital Corp. 3.75% 2025	2,874	3,042
Owl Rock Capital Corp. 4.00% 2025	102	109
Owl Rock Capital Corp. 3.375% 2026	1,290	1,346
PNC Bank 2.55% 2021	4,000	4,034
PNC Financial Services Group, Inc. 2.854% 2022[11]	1,445	1,495
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,173
Power Financial Corp., Ltd. 5.25% 2028	383	430
Power Financial Corp., Ltd. 6.15% 2028	350	415
Power Financial Corp., Ltd. 4.50% 2029	554	595
Power Financial Corp., Ltd. 3.95% 2030	1,213	1,253
Prudential Financial, Inc. 4.35% 2050	7,000	8,798
Quicken Loans, LLC 3.625% 2029[7]	1,505	1,489
Rabobank Nederland 2.75% 2022	2,250	2,281
Rabobank Nederland 4.375% 2025	4,500	5,028
Royal Bank of Canada 1.15% 2025	4,711	4,739
Skandinaviska Enskilda Banken AB 1.875% 2021	1,675	1,681
Skandinaviska Enskilda Banken AB 2.80% 2022	700	712
Springleaf Finance Corp. 6.125% 2024	4,550	4,903
Starwood Property Trust, Inc. 5.00% 2021	6,625	6,666
Starwood Property Trust, Inc. 5.50% 2023[7]	1,160	1,217
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,11]	2,800	3,194
Toronto-Dominion Bank 2.65% 2024	625	662
Toronto-Dominion Bank 0.75% 2025	5,375	5,328
Travelers Companies, Inc. 4.00% 2047	860	1,048
U.S. Bancorp 2.625% 2022	1,805	1,826
U.S. Bancorp 2.375% 2026	4,000	4,236
UBS Group AG 4.125% 2025[7]	2,750	3,070

110	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UniCredit SpA 3.75% 2022[7]	$5,725	$5,864
UniCredit SpA 6.572% 2022[7]	475	490
UniCredit SpA 4.625% 2027[7]	625	702
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[11]	8,000	8,308
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[11]	729	773
Westpac Banking Corp. 2.75% 2023	1,750	1,816
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[11]	8,500	8,827
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[11]	3,325	3,275
Westpac Banking Corp. 2.963% 2040	1,500	1,477
		370,553

Energy 1.03%
Antero Midstream Partners LP 5.375% 2029[7]	1,295	1,352
Antero Resources Corp. 7.625% 2029[7]	430	478
Apache Corp. 4.875% 2027	2,150	2,331
Apache Corp. 4.375% 2028	2,580	2,750
Ascent Resources - Utica LLC 5.875% 2029[7]	1,040	1,041
BP Capital Markets America, Inc. 2.772% 2050	7,025	6,520
Canadian Natural Resources, Ltd. 2.95% 2023	1,935	2,005
Canadian Natural Resources, Ltd. 2.05% 2025	961	988
Canadian Natural Resources, Ltd. 2.95% 2030	7,142	7,412
Canadian Natural Resources, Ltd. 4.95% 2047	1,559	1,942
Cenovus Energy, Inc. 3.80% 2023	3,970	4,191
Cenovus Energy, Inc. 4.25% 2027	5,690	6,364
Cheniere Energy Partners LP 5.625% 2026	2,475	2,574
Cheniere Energy Partners LP 4.50% 2029	1,085	1,168
Cheniere Energy Partners LP 4.00% 2031[7]	4,485	4,692
Cheniere Energy, Inc. 4.625% 2028[7]	5,645	5,963
Chesapeake Energy Corp. 4.875% 2022[12]	7,225	208
Chesapeake Energy Corp. 5.50% 2026[7]	685	725
Chesapeake Energy Corp. 5.875% 2029[7]	590	639
Chevron Corp. 1.995% 2027	2,631	2,717
Chevron USA, Inc. 1.018% 2027	2,850	2,777
CNX Resources Corp. 7.25% 2027[7]	1,725	1,851
CNX Resources Corp. 6.00% 2029[7]	425	460
Comstock Resources, Inc. 5.875% 2030[7]	450	460
ConocoPhillips 4.30% 2028[7]	5,355	6,221
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[7,12,13]	1,084	309
Continental Resources, Inc. 5.75% 2031[7]	1,430	1,714
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[3,4,7,13,14]	204	204
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[3,4,13,14]	185	185
Diamondback Energy, Inc. 4.40% 2051	5,023	5,671
DT Midstream, Inc. 4.375% 2031[7]	1,680	1,719
Enbridge Energy Partners LP 5.875% 2025	3,200	3,779
Enbridge Energy Partners LP, Series B, 7.50% 2038	2,000	2,971
Enbridge, Inc. 4.00% 2023	1,678	1,792
Enbridge, Inc. 2.50% 2025	1,700	1,783
Enbridge, Inc. 3.70% 2027	162	179
Energy Transfer Operating LP 5.00% 2050	17,377	20,123
Energy Transfer Partners LP 4.50% 2024	1,210	1,318
Energy Transfer Partners LP 4.75% 2026	2,494	2,810
Energy Transfer Partners LP 5.25% 2029	757	895
Energy Transfer Partners LP 6.00% 2048	774	980
Energy Transfer Partners LP 6.25% 2049	757	995
Enterprise Products Operating LLC 4.90% 2046	500	620
EQM Midstream Partners LP 4.125% 2026	686	704

American Funds Insurance Series	111

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
EQM Midstream Partners LP 6.50% 2027[7]	$2,690	$3,007
EQM Midstream Partners LP 5.50% 2028	2,588	2,802
EQM Midstream Partners LP 4.75% 2031[7]	1,635	1,687
EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[11]	1,295	1,512
EQT Corp. 3.90% 2027	450	483
EQT Corp. 5.00% 2029	340	380
EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[11]	1,110	1,448
EQT Corp. 3.625% 2031[7]	400	418
Equinor ASA 3.00% 2027	4,000	4,350
Equinor ASA 3.625% 2028	3,685	4,145
Exxon Mobil Corp. 2.019% 2024	643	669
Exxon Mobil Corp. 2.44% 2029	1,963	2,058
Genesis Energy LP 5.625% 2024	575	579
Genesis Energy LP 6.50% 2025	3,572	3,615
Genesis Energy LP 8.00% 2027	595	626
Halliburton Company 3.80% 2025	16	18
Harvest Midstream I LP 7.50% 2028[7]	850	925
Hess Midstream Partners LP 5.125% 2028[7]	2,155	2,263
Hilcorp Energy I LP 5.75% 2025[7]	2,575	2,623
Hilcorp Energy I LP 6.00% 2031[7]	460	488
Indigo Natural Resources LLC 5.375% 2029[7]	1,355	1,418
Kinder Morgan, Inc. 3.60% 2051	5,000	5,105
Marathon Oil Corp. 4.40% 2027	1,005	1,139
MPLX LP 4.125% 2027	500	559
MPLX LP 2.65% 2030	4,273	4,317
MPLX LP 4.50% 2038	750	862
MPLX LP 4.70% 2048	2,500	2,912
MPLX LP 5.50% 2049	4,491	5,826
NGL Energy Operating LLC 7.50% 2026[7]	5,990	6,297
NGL Energy Partners LP 6.125% 2025	4,907	4,463
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[7]	4,265	4,546
Oasis Petroleum, Inc. 6.375% 2026[7]	765	799
ONEOK, Inc. 5.85% 2026	7,997	9,463
ONEOK, Inc. 5.20% 2048	2,500	3,069
Peabody Energy Corp. 8.50% 2024 (29.41% PIK)[7,13]	986	746
Petrobras Global Finance Co. 6.75% 2050	2,240	2,622
Petróleos Mexicanos 6.875% 2025[7]	3,755	4,161
Petróleos Mexicanos 5.35% 2028	1,870	1,841
Phillips 66 2.15% 2030	1,181	1,163
Phillips 66 Partners LP 3.55% 2026	160	174
Phillips 66 Partners LP 4.68% 2045	400	459
Phillips 66 Partners LP 4.90% 2046	275	329
Pioneer Natural Resources Company 1.125% 2026	1,053	1,043
Pioneer Natural Resources Company 2.15% 2031	2,862	2,808
Plains All American Pipeline LP 3.80% 2030	113	121
Range Resources Corp. 4.875% 2025	565	585
Range Resources Corp. 8.25% 2029[7]	520	587
Rattler Midstream Partners LP 5.625% 2025[7]	355	374
Rockies Express Pipeline LLC 4.95% 2029[7]	2,689	2,777
SA Global Sukuk, Ltd. 1.602% 2026[7]	10,915	10,919
SA Global Sukuk, Ltd. 2.694% 2031[7]	4,825	4,891
Sabine Pass Liquefaction, LLC 5.875% 2026	610	722
Sabine Pass Liquefaction, LLC 4.20% 2028	870	983
Sabine Pass Liquefaction, LLC 4.50% 2030	7,339	8,478
Schlumberger BV 3.75% 2024[7]	495	533
Schlumberger BV 4.00% 2025[7]	70	78
Southwestern Energy Co. 6.45% 2025[11]	1,760	1,952
Southwestern Energy Co. 7.50% 2026	1,685	1,786
Southwestern Energy Co. 7.75% 2027	450	489
Southwestern Energy Co. 8.375% 2028	395	447
Statoil ASA 2.75% 2021	1,925	1,942

112	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Statoil ASA 3.25% 2024	$2,850	$3,088
Statoil ASA 4.25% 2041	2,000	2,447
Suncor Energy, Inc. 3.10% 2025	3,687	3,943
Suncor Energy, Inc. 3.75% 2051	184	199
Sunoco Logistics Operating Partners LP 5.40% 2047	650	772
Sunoco LP 4.50% 2029[7]	1,050	1,072
Tallgrass Energy Partners LP 7.50% 2025[7]	550	604
Targa Resources Partners LP 5.875% 2026	1,350	1,422
Targa Resources Partners LP 5.50% 2030	2,260	2,488
Targa Resources Partners LP 4.875% 2031[7]	1,065	1,154
Targa Resources Partners LP 4.00% 2032[7]	1,750	1,802
Teekay Corp. 9.25% 2022[7]	4,825	4,991
Teekay Offshore Partners LP 8.50% 2023[7]	3,550	3,265
Total SE 2.986% 2041	9,544	9,737
TransCanada PipeLines, Ltd. 4.25% 2028	1,090	1,253
TransCanada PipeLines, Ltd. 4.10% 2030	4,298	4,943
TransCanada PipeLines, Ltd. 4.75% 2038	3,000	3,611
TransCanada PipeLines, Ltd. 4.875% 2048	700	887
Valero Energy Corp. 4.00% 2029	4,000	4,471
Weatherford International PLC 8.75% 2024[7]	3,571	3,740
Weatherford International PLC 11.00% 2024[7]	9,918	10,327
Western Gas Partners LP 4.50% 2028	4,468	4,787
Western Midstream Operating LP 5.30% 2030[11]	1,300	1,460
Williams Companies, Inc. 3.50% 2030	6,730	7,356
Williams Partners LP 4.30% 2024	85	92
		334,372

Health care 0.78%
Abbott Laboratories 3.75% 2026	1,811	2,046
AbbVie, Inc. 2.60% 2024	3,000	3,165
AbbVie, Inc. 3.80% 2025	206	226
AbbVie, Inc. 2.95% 2026	1,445	1,554
AmerisourceBergen Corp. 0.737% 2023	2,918	2,924
Amgen, Inc. 2.20% 2027	2,429	2,524
Anthem, Inc. 2.375% 2025	818	857
AstraZeneca Finance LLC 1.20% 2026	3,786	3,778
AstraZeneca Finance LLC 1.75% 2028	1,871	1,872
AstraZeneca Finance LLC 2.25% 2031	146	148
AstraZeneca PLC 3.375% 2025	8,140	8,914
AstraZeneca PLC 3.00% 2051	573	594
Bausch Health Companies, Inc. 5.00% 2028[7]	1,735	1,649
Bausch Health Companies, Inc. 5.25% 2031[7]	1,610	1,507
Bayer US Finance II LLC 3.875% 2023[7]	1,685	1,805
Becton, Dickinson and Company 2.894% 2022	508	519
Becton, Dickinson and Company 3.363% 2024	435	466
Becton, Dickinson and Company 3.70% 2027	7,000	7,782
Boston Scientific Corp. 3.45% 2024	715	764
Boston Scientific Corp. 1.90% 2025	5,856	6,046
Boston Scientific Corp. 3.85% 2025	1,780	1,968
Boston Scientific Corp. 3.75% 2026	645	716
Boston Scientific Corp. 4.00% 2029	1,550	1,765
Centene Corp. 4.25% 2027	565	596
Centene Corp. 2.45% 2028	2,325	2,359
Centene Corp. 4.625% 2029	4,785	5,268
Centene Corp. 3.00% 2030	5,865	6,032
Cigna Corp. 3.75% 2023	353	376
Cigna Corp. 4.80% 2038	3,880	4,838
CVS Health Corp. 4.30% 2028	588	676
DaVita, Inc. 4.625% 2030[7]	1,025	1,055
Eli Lilly and Company 3.375% 2029	3,330	3,744

American Funds Insurance Series	113

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Encompass Health Corp. 4.50% 2028	$1,449	$1,505
Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[7]	5,517	5,634
Endo International PLC 5.75% 2022[7]	7,340	6,780
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[7]	1,560	1,531
GlaxoSmithKline PLC 3.625% 2025	3,585	3,961
HCA, Inc. 5.375% 2025	515	582
HCA, Inc. 3.50% 2030	2,650	2,825
HealthSouth Corp. 5.75% 2025	2,685	2,768
Jazz Securities DAC 4.375% 2029[7]	975	1,012
Mallinckrodt PLC 10.00% 2025[7]	2,500	2,797
Medtronic, Inc. 3.50% 2025	467	513
Molina Healthcare, Inc. 5.375% 2022	6,985	7,330
Molina Healthcare, Inc. 3.875% 2030[7]	2,899	3,023
Novant Health, Inc. 3.168% 2051	3,750	3,945
Novartis Capital Corp. 1.75% 2025	1,250	1,289
Novartis Capital Corp. 2.00% 2027	2,386	2,482
Owens & Minor, Inc. 4.375% 2024	5,615	5,874
Owens & Minor, Inc. 4.50% 2029[7]	3,685	3,791
Par Pharmaceutical, Inc. 7.50% 2027[7]	8,028	8,218
Pfizer, Inc. 2.95% 2024	825	878
Pfizer, Inc. 3.45% 2029	8,000	9,008
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[3,4,13,14,15]	4,356	4,356
Shire PLC 2.875% 2023	3,413	3,573
Summa Health 3.511% 2051	1,655	1,752
Tenet Healthcare Corp. 4.625% 2024	1,953	1,986
Tenet Healthcare Corp. 4.875% 2026[7]	16,225	16,849
Tenet Healthcare Corp. 4.25% 2029[7]	2,060	2,088
Teva Pharmaceutical Finance Co. BV 2.80% 2023	3,914	3,905
Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	12,772
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,935	2,136
Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,790	16,945
Teva Pharmaceutical Finance Co. BV 4.10% 2046	4,420	3,879
UnitedHealth Group, Inc. 1.15% 2026	2,610	2,612
UnitedHealth Group, Inc. 2.30% 2031	2,286	2,343
UnitedHealth Group, Inc. 3.05% 2041	3,875	4,063
UnitedHealth Group, Inc. 3.25% 2051	2,504	2,676
Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	10,225	10,493
Zimmer Holdings, Inc. 3.15% 2022	4,070	4,135
		250,842

Industrials 0.59%
Allison Transmission Holdings, Inc. 3.75% 2031[7]	4,465	4,394
Associated Materials, LLC 9.00% 2025[7]	3,749	3,983
Avis Budget Car Rental, LLC 5.75% 2027[7]	2,025	2,115
Avis Budget Group, Inc. 5.25% 2025[7]	1,927	1,955
Avis Budget Group, Inc. 5.375% 2029[7]	1,750	1,825
Avolon Holdings Funding, Ltd. 3.625% 2022[7]	1,254	1,283
Avolon Holdings Funding, Ltd. 3.95% 2024[7]	1,587	1,693
Avolon Holdings Funding, Ltd. 4.25% 2026[7]	1,126	1,221
Avolon Holdings Funding, Ltd. 4.375% 2026[7]	1,975	2,149
Boeing Company 4.875% 2025	1,555	1,743
Boeing Company 2.75% 2026	13,000	13,589
Boeing Company 3.10% 2026	251	266
Boeing Company 3.25% 2028	7,700	8,172
Boeing Company 5.15% 2030	1,100	1,304
Boeing Company 3.625% 2031	3,450	3,714
Boeing Company 3.60% 2034	6,250	6,601
Boeing Company 3.50% 2039	250	251
Boeing Company 3.75% 2050	1,300	1,343

114	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Company 5.805% 2050	$1,100	$1,484
Bombardier, Inc. 7.50% 2024[7]	1,950	2,040
Bombardier, Inc. 7.125% 2026[7]	1,500	1,572
Bombardier, Inc. 7.875% 2027[7]	2,720	2,825
Burlington Northern Santa Fe LLC 4.40% 2042	5,000	6,199
BWX Technologies, Inc. 4.125% 2029[7]	1,025	1,046
Canadian National Railway Company 3.20% 2046	930	965
Clarivate Science Holdings Corp. 3.875% 2028[7]	590	596
Clarivate Science Holdings Corp. 4.875% 2029[7]	520	534
CoreLogic, Inc. 4.50% 2028[7]	4,125	4,094
CSX Corp. 3.80% 2028	3,135	3,537
CSX Corp. 4.25% 2029	1,062	1,235
CSX Corp. 4.30% 2048	1,125	1,370
CSX Corp. 2.50% 2051	4,125	3,756
Dun & Bradstreet Corp. 6.875% 2026[7]	1,067	1,135
General Dynamics Corp. 3.375% 2023	1,000	1,055
General Dynamics Corp. 3.50% 2025	329	361
General Dynamics Corp. 2.25% 2031	1,287	1,322
General Electric Capital Corp. 4.418% 2035	1,200	1,440
General Electric Co. 3.45% 2027	1,800	1,980
Honeywell International, Inc. 2.30% 2024	2,640	2,773
Honeywell International, Inc. 1.35% 2025	5,947	6,060
Honeywell International, Inc. 2.70% 2029	1,470	1,580
Howmet Aerospace, Inc. 6.875% 2025	1,885	2,197
Icahn Enterprises Finance Corp. 4.75% 2024	3,590	3,756
L3Harris Technologies, Inc. 1.80% 2031	2,625	2,552
LSC Communications, Inc. 8.75% 2023[3,4,7,12]	4,063	216
Masco Corp. 1.50% 2028	774	756
Masco Corp. 2.00% 2031	497	486
Masco Corp. 3.125% 2051	230	229
MasTec, Inc. 4.50% 2028[7]	1,425	1,503
Meritor, Inc. 4.50% 2028[7]	1,025	1,041
Mueller Water Products, Inc. 4.00% 2029[7]	430	442
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[7]	2,175	2,244
Norfolk Southern Corp. 3.05% 2050	2,746	2,750
Northrop Grumman Corp. 2.93% 2025	1,820	1,941
Northrop Grumman Corp. 3.25% 2028	3,495	3,821
Otis Worldwide Corp. 2.293% 2027	2,135	2,214
Raytheon Technologies Corp. 2.80% 2022	1,500	1,524
Rolls-Royce PLC 5.75% 2027[7]	765	844
Siemens AG 1.20% 2026[7]	3,887	3,892
Siemens AG 1.70% 2028[7]	3,700	3,725
SkyMiles IP, Ltd. 4.75% 2028[7]	3,975	4,422
The Brink’s Co. 4.625% 2027[7]	2,385	2,490
TransDigm, Inc. 6.25% 2026[7]	4,976	5,256
TransDigm, Inc. 5.50% 2027	1,100	1,148
Triumph Group, Inc. 6.25% 2024[7]	970	988
Triumph Group, Inc. 8.875% 2024[7]	1,045	1,164
Triumph Group, Inc. 7.75% 2025[7]	875	901
Union Pacific Corp. 3.15% 2024	1,287	1,374
Union Pacific Corp. 3.75% 2025	4,255	4,720
Union Pacific Corp. 2.15% 2027	2,318	2,410
Union Pacific Corp. 2.40% 2030	2,414	2,497
Union Pacific Corp. 2.891% 2036[7]	6,375	6,633
Union Pacific Corp. 3.75% 2070	546	603
Union Pacific Corp. 3.799% 2071[7]	545	607
United Airlines Holdings, Inc. 6.50% 2027[7]	2,200	2,425
United Rentals, Inc. 3.875% 2031	1,050	1,070
United Technologies Corp. 3.65% 2023	52	55
United Technologies Corp. 3.95% 2025	3,155	3,510
United Technologies Corp. 4.125% 2028	1,075	1,238

American Funds Insurance Series	115

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Vertical U.S. Newco, Inc. 5.25% 2027[7]	$2,000	$2,110
Vinci SA 3.75% 2029[7]	1,167	1,319
WESCO Distribution, Inc. 7.125% 2025[7]	1,210	1,309
WESCO Distribution, Inc. 7.25% 2028[7]	1,320	1,472
		192,414

Communication services 0.59%
Alphabet, Inc. 1.998% 2026	3,000	3,140
Alphabet, Inc. 1.90% 2040	1,375	1,253
Alphabet, Inc. 2.25% 2060	1,265	1,120
AT&T, Inc. 2.25% 2032	1,000	983
AT&T, Inc. 2.55% 2033[7]	348	345
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	567
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[7]	3,500	3,649
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[7]	2,500	2,647
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	8,021	8,209
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[7]	2,975	3,035
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	2,500	2,407
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	2,710	2,818
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[7]	1,625	1,665
CenturyLink, Inc. 6.75% 2023	2,500	2,776
CenturyLink, Inc. 7.50% 2024	1,500	1,686
CenturyLink, Inc. 5.125% 2026[7]	800	833
Comcast Corp. 2.35% 2027	4,000	4,199
Comcast Corp. 3.20% 2036	375	403
Comcast Corp. 3.90% 2038	250	288
Comcast Corp. 4.60% 2038	2,000	2,483
Comcast Corp. 2.80% 2051	791	762
Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,794
Discovery Communications, Inc. 3.625% 2030	1,407	1,536
Embarq Corp. 7.995% 2036	5,000	5,675
Fox Corp. 4.03% 2024	1,120	1,214
Frontier Communications Corp. 5.875% 2027[7]	2,225	2,386
Frontier Communications Corp. 5.00% 2028[7]	5,550	5,745
Frontier Communications Corp. 6.75% 2029[7]	3,550	3,782
iHeartCommunications, Inc. 5.25% 2027[7]	3,093	3,240
Intelsat Jackson Holding Co. 8.00% 2024[7]	7,275	7,525
Intelsat Jackson Holding Co. 8.50% 2024[7,12]	7,650	4,541
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[14,15]	2,072	2,098
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[15]	1,400	1,429
Liberty Global PLC 5.50% 2028[7]	2,075	2,181
Ligado Networks LLC 15.50% 2023 (100% PIK)[7,13]	2,397	2,367
Live Nation Entertainment, Inc. 3.75% 2028[7]	1,350	1,358
MDC Partners, Inc. 7.50% 2024[7,11]	3,225	3,269
News Corp. 3.875% 2029[7]	875	885
Nexstar Broadcasting, Inc. 4.75% 2028[7]	3,175	3,266
SBA Tower Trust 1.631% 2026[7]	8,707	8,718
Scripps Escrow II, Inc. 3.875% 2029[7]	1,100	1,093
Sinclair Television Group, Inc. 4.125% 2030[7]	1,175	1,156
Sirius XM Radio, Inc. 4.625% 2024[7]	3,345	3,441
Sirius XM Radio, Inc. 4.00% 2028[7]	2,150	2,217
Sprint Corp. 7.625% 2026	4,125	5,043
Sprint Corp. 6.875% 2028	7,550	9,692
TEGNA, Inc. 4.75% 2026[7]	2,350	2,506
TEGNA, Inc. 5.00% 2029	1,000	1,049
Tencent Holdings, Ltd. 3.68% 2041[7]	1,320	1,418
Tencent Holdings, Ltd. 3.84% 2051[7]	1,780	1,922
T-Mobile US, Inc. 1.50% 2026	500	505
T-Mobile US, Inc. 2.05% 2028	325	331

116	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile US, Inc. 3.375% 2029[7]	$2,200	$2,276
T-Mobile US, Inc. 2.875% 2031	1,050	1,043
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[7]	13,201	13,191
Univision Communications, Inc. 6.625% 2027[7]	4,800	5,207
Univision Communications, Inc. 4.50% 2029[7]	3,475	3,509
Verizon Communications, Inc. 2.10% 2028	1,835	1,875
Verizon Communications, Inc. 2.875% 2050	2,500	2,381
Virgin Media O2 4.25% 2031[7]	2,075	2,041
Virgin Media Secured Finance PLC 4.50% 2030[7]	3,115	3,142
Vodafone Group PLC 4.375% 2028	350	407
Vodafone Group PLC 5.25% 2048	500	660
Vodafone Group PLC 4.25% 2050	4,350	5,090
Ziggo Bond Co. BV 5.125% 2030[7]	1,775	1,820
Ziggo Bond Finance BV 5.50% 2027[7]	4,277	4,455
Ziggo Bond Finance BV 4.875% 2030[7]	725	744
		190,491

Utilities 0.57%
AEP Transmission Co. LLC 3.75% 2047	2,390	2,724
Ameren Corp. 2.50% 2024	969	1,020
Ameren Corp. 4.50% 2049	425	548
American Electric Power Company, Inc. 2.95% 2022	3,020	3,108
Calpine Corp. 3.75% 2031[7]	1,300	1,240
CenterPoint Energy, Inc. 2.50% 2022	900	920
CenterPoint Energy, Inc. 3.85% 2024	1,638	1,763
CenterPoint Energy, Inc. 3.70% 2049	2,775	2,967
Comisión Federal de Electricidad 4.75% 2027[7]	645	722
Commonwealth Edison Co. 4.35% 2045	1,085	1,354
Commonwealth Edison Co. 4.00% 2048	2,600	3,132
Consolidated Edison Company of New York, Inc. 4.50% 2058	5,380	6,529
Consumers Energy Co. 4.05% 2048	3,017	3,674
Dominion Resources, Inc. 2.00% 2021	665	665
Dominion Resources, Inc. 2.75% 2022	800	809
Dominion Resources, Inc. 2.85% 2026	750	799
Dominion Resources, Inc., junior subordinated, 3.071% 2024[11]	1,775	1,883
DTE Energy Company 3.95% 2049	1,800	2,183
Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,435
Duke Energy Florida, LLC 3.20% 2027	1,445	1,580
Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,300
Duke Energy Progress, Inc. 3.70% 2046	750	851
Edison International 3.55% 2024	2,200	2,341
EDP Finance BV 3.625% 2024[7]	4,100	4,410
Electricité de France SA 4.75% 2035[7]	1,250	1,528
Electricité de France SA 4.875% 2038[7]	2,750	3,387
Electricité de France SA 5.60% 2040	525	703
Emera US Finance LP 3.55% 2026	320	350
Enersis Américas SA 4.00% 2026	245	267
Entergy Corp. 2.80% 2030	3,325	3,467
Entergy Louisiana, LLC 4.20% 2048	4,200	5,120
Entergy Texas, Inc. 1.75% 2031	3,650	3,504
Eversource Energy 3.80% 2023	2,730	2,932
Exelon Corp., junior subordinated, 3.497% 2022[11]	1,075	1,102
FirstEnergy Corp. 3.40% 2050	5,275	5,184
FirstEnergy Transmission LLC 2.866% 2028[7]	675	700
MidAmerican Energy Holdings Co. 3.10% 2027	2,000	2,189
Northern States Power Co. 4.125% 2044	6,000	7,357
NRG Energy, Inc. 3.625% 2031[7]	2,250	2,214
Oncor Electric Delivery Company LLC 2.75% 2024	1,047	1,111
Pacific Gas and Electric Co. 1.75% 2022	1,575	1,574
Pacific Gas and Electric Co. 2.10% 2027	125	122

American Funds Insurance Series	117

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 2.50% 2031	$14,750	$13,846
Pacific Gas and Electric Co. 3.30% 2040	100	91
Pacific Gas and Electric Co. 4.20% 2041	9,100	8,987
Pacific Gas and Electric Co. 3.50% 2050	2,500	2,231
PacifiCorp, First Mortgage Bonds, 3.60% 2024	4,695	5,037
PacifiCorp, First Mortgage Bonds, 4.125% 2049	4,000	4,792
PG&E Corp. 5.00% 2028	4,750	4,809
PG&E Corp. 5.25% 2030	2,575	2,607
Public Service Company of Colorado 2.25% 2022	2,000	2,027
Public Service Company of Colorado 1.875% 2031	2,775	2,763
Public Service Electric and Gas Co. 3.60% 2047	548	625
Public Service Electric and Gas Co. 3.15% 2050	2,451	2,627
Public Service Enterprise Group, Inc. 2.65% 2022	1,900	1,956
Puget Energy, Inc. 6.00% 2021	1,823	1,840
Southern California Edison Co. 2.85% 2029	4,450	4,626
Southern California Edison Co. 6.00% 2034	2,500	3,245
Southern California Edison Co. 5.35% 2035	3,000	3,804
Southern California Edison Co. 5.75% 2035	675	886
Southern California Edison Co. 4.875% 2049	3,745	4,446
Southern California Gas Company 2.55% 2030	2,725	2,819
Talen Energy Corp. 10.50% 2026[7]	885	641
Talen Energy Corp. 7.25% 2027[7]	4,655	4,350
Talen Energy Supply, LLC 7.625% 2028[7]	1,575	1,476
Union Electric Co. 2.625% 2051	5,625	5,396
Virginia Electric and Power Co. 3.80% 2028	2,000	2,260
Virginia Electric and Power Co. 4.60% 2048	2,650	3,428
Xcel Energy, Inc. 2.60% 2029	1,950	2,029
		184,412

Consumer discretionary 0.56%
Allied Universal Holdco LLC 4.625% 2028[7]	1,660	1,665
Amazon.com, Inc. 2.70% 2060	2,765	2,656
American Honda Finance Corp. 3.50% 2028	750	842
Atlas LuxCo 4 SARL 4.625% 2028[7]	1,065	1,070
Bayerische Motoren Werke AG 2.25% 2023[7]	300	311
Bayerische Motoren Werke AG 3.45% 2023[7]	1,870	1,965
Bayerische Motoren Werke AG 0.80% 2024[7]	1,532	1,540
Caesars Entertainment, Inc. 6.25% 2025[7]	3,315	3,518
Carnival Corp. 11.50% 2023[7]	5,575	6,281
Carvana Co. 5.625% 2025[7]	600	625
Carvana Co. 5.50% 2027[7]	2,496	2,584
Carvana Co. 5.875% 2028[7]	924	974
Ford Motor Credit Company LLC 3.664% 2024	455	478
Ford Motor Credit Company LLC 3.81% 2024	1,070	1,121
Ford Motor Credit Company LLC 5.584% 2024	423	464
Ford Motor Credit Company LLC 3.375% 2025	5,750	5,970
Ford Motor Credit Company LLC 5.125% 2025	12,355	13,621
Ford Motor Credit Company LLC 4.542% 2026	2,455	2,677
Ford Motor Credit Company LLC 3.815% 2027	250	261
General Motors Financial Co. 3.45% 2022	2,000	2,028
General Motors Financial Co. 5.20% 2023	6,354	6,844
General Motors Financial Co. 1.05% 2024	1,050	1,056
General Motors Financial Co. 3.50% 2024	4,145	4,451
General Motors Financial Co. 4.30% 2025	400	442
General Motors Financial Co. 4.35% 2027	500	563
Hanesbrands, Inc. 4.625% 2024[7]	860	913
Hanesbrands, Inc. 5.375% 2025[7]	706	750
Hanesbrands, Inc. 4.875% 2026[7]	2,700	2,919
Hilton Grand Vacations Borrower LLC 5.00% 2029[7]	1,580	1,618
Hilton Worldwide Holdings, Inc. 4.00% 2031[7]	1,885	1,904

118	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Home Depot, Inc. 3.90% 2028	$825	$962
Home Depot, Inc. 2.95% 2029	9,301	10,167
Home Depot, Inc. 1.375% 2031	2,556	2,450
Home Depot, Inc. 4.25% 2046	3,500	4,359
Home Depot, Inc. 4.50% 2048	428	559
Home Depot, Inc. 2.375% 2051	1,000	927
Hyundai Capital America 3.25% 2022[7]	480	495
Hyundai Capital America 2.375% 2027[7]	2,579	2,641
International Game Technology PLC 6.50% 2025[7]	4,555	5,113
International Game Technology PLC 5.25% 2029[7]	4,365	4,688
Lithia Motors, Inc. 3.875% 2029[7]	675	701
Lithia Motors, Inc. 4.375% 2031[7]	1,025	1,099
Lowe’s Companies, Inc. 1.70% 2030	966	927
Melco International Development, Ltd. 5.75% 2028[7]	1,485	1,570
MGM Growth Properties LLC 5.625% 2024	775	840
MGM Growth Properties LLC 4.625% 2025[7]	1,050	1,124
MGM Growth Properties LLC 3.875% 2029[7]	2,225	2,265
Mohegan Gaming & Entertainment 8.00% 2026[7]	3,400	3,557
Neiman Marcus Group LLC 7.125% 2026[7]	1,345	1,437
Nissan Motor Co., Ltd. 3.522% 2025[7]	3,000	3,206
Nissan Motor Co., Ltd. 4.345% 2027[7]	3,000	3,300
Panther BF Aggregator 2 LP 6.25% 2026[7]	500	533
Royal Caribbean Cruises, Ltd. 11.50% 2025[7]	1,925	2,221
Royal Caribbean Cruises, Ltd. 4.25% 2026[7]	2,120	2,120
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	5,255	5,432
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[7]	2,347	2,573
Scientific Games Corp. 8.625% 2025[7]	1,260	1,381
Scientific Games Corp. 8.25% 2026[7]	6,905	7,414
Scientific Games Corp. 7.00% 2028[7]	950	1,040
Scientific Games Corp. 7.25% 2029[7]	1,615	1,826
Tempur Sealy International, Inc. 4.00% 2029[7]	1,070	1,087
Toyota Motor Credit Corp. 0.80% 2026	2,265	2,240
Toyota Motor Credit Corp. 3.05% 2028	2,430	2,670
VICI Properties LP 4.625% 2029[7]	995	1,059
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[7]	2,100	2,148
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[7]	450	459
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[7]	3,100	3,192
Volkswagen Group of America Finance, LLC 4.25% 2023[7]	3,770	4,076
Volkswagen Group of America Finance, LLC 4.625% 2025[7]	3,845	4,386
Volkswagen Group of America Finance, LLC 3.20% 2026[7]	3,201	3,465
Wyndham Destinations, Inc. 4.625% 2030[7]	1,300	1,345
Wyndham Worldwide Corp. 4.375% 2028[7]	1,855	1,932
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	3,468	3,602
		180,699

Materials 0.53%
Alcoa Netherlands Holding BV 4.125% 2029[7]	950	992
Anglo American Capital PLC 2.25% 2028[7]	484	490
Anglo American Capital PLC 2.625% 2030[7]	11,275	11,334
Anglo American Capital PLC 3.95% 2050[7]	2,281	2,482
Arconic Rolled Products Corp. 6.125% 2028[7]	750	807
Chevron Phillips Chemical Co. LLC 3.30% 2023[7]	595	625
Cleveland-Cliffs, Inc. 6.75% 2026[7]	2,035	2,198
Cleveland-Cliffs, Inc. 5.875% 2027	10,500	11,051
Cleveland-Cliffs, Inc. 4.625% 2029[7]	1,825	1,923
Cleveland-Cliffs, Inc. 4.875% 2031[7]	2,051	2,156
CVR Partners LP 9.25% 2023[7]	346	348
CVR Partners LP 6.125% 2028[7]	745	764
Dow Chemical Co. 3.625% 2026	1,884	2,086
Dow Chemical Co. 3.60% 2050	12,662	13,706

American Funds Insurance Series	119

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
First Quantum Minerals, Ltd. 7.25% 2023[7]	$1,200	$1,225
First Quantum Minerals, Ltd. 6.50% 2024[7]	4,704	4,812
First Quantum Minerals, Ltd. 7.50% 2025[7]	11,350	11,805
First Quantum Minerals, Ltd. 6.875% 2026[7]	3,625	3,797
First Quantum Minerals, Ltd. 6.875% 2027[7]	3,240	3,535
Freeport-McMoRan, Inc. 4.25% 2030	2,550	2,735
Freeport-McMoRan, Inc. 5.45% 2043	1,300	1,591
FXI Holdings, Inc. 7.875% 2024[7]	2,226	2,305
FXI Holdings, Inc. 12.25% 2026[7]	4,392	5,071
Glencore Funding LLC 4.125% 2024[7]	945	1,019
Hexion, Inc. 7.875% 2027[7]	2,045	2,209
International Flavors & Fragrances, Inc. 1.832% 2027[7]	5,400	5,390
International Flavors & Fragrances, Inc. 3.468% 2050[7]	2,285	2,379
International Paper Co. 7.30% 2039	2,005	3,111
Joseph T. Ryerson & Son, Inc. 8.50% 2028[7]	1,148	1,278
LSB Industries, Inc. 9.625% 2023[7]	5,170	5,322
LYB International Finance III, LLC 2.25% 2030	2,275	2,275
LYB International Finance III, LLC 3.375% 2040	10,848	11,261
LYB International Finance III, LLC 3.625% 2051	9,787	10,358
LYB International Finance III, LLC 3.80% 2060	1,186	1,257
Methanex Corp. 5.125% 2027	4,750	5,137
Mosaic Co. 3.25% 2022	1,125	1,165
Mosaic Co. 4.05% 2027	1,050	1,178
Praxair, Inc. 1.10% 2030	2,938	2,765
SCIH Salt Holdings, Inc. 4.875% 2028[7]	1,185	1,188
SCIH Salt Holdings, Inc. 6.625% 2029[7]	1,230	1,235
Sherwin-Williams Company 2.75% 2022	29	30
Sherwin-Williams Company 3.125% 2024	275	294
Sherwin-Williams Company 3.80% 2049	5,208	6,025
Tronox, Ltd. 4.625% 2029[7]	2,175	2,199
Vale Overseas, Ltd. 3.75% 2030	2,229	2,376
Venator Materials Corp. 5.75% 2025[7]	5,845	5,764
Venator Materials Corp. 9.50% 2025[7]	1,495	1,686
Warrior Met Coal, Inc. 8.00% 2024[7]	5,095	5,178
Westlake Chemical Corp. 4.375% 2047	500	589
		170,506

Information technology 0.41%
Adobe, Inc. 1.90% 2025	366	381
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[14,15]	4,150	4,203
Apple, Inc. 3.00% 2024	625	663
Apple, Inc. 0.70% 2026	2,500	2,472
Apple, Inc. 3.35% 2027	40	44
Apple, Inc. 1.20% 2028	5,000	4,932
Apple, Inc. 1.65% 2031	2,500	2,463
Avaya, Inc. 6.125% 2028[7]	1,600	1,715
Booz Allen Hamilton, Inc. 4.00% 2029[7]	710	727
Broadcom, Inc. 1.95% 2028[7]	1,407	1,408
Broadcom, Inc. 2.45% 2031[7]	2,452	2,411
Broadcom, Inc. 2.60% 2033[7]	2,524	2,471
Broadcom, Inc. 3.469% 2034[7]	11,463	12,137
Broadcom, Inc. 3.50% 2041[7]	3,948	4,044
Broadcom, Inc. 3.75% 2051[7]	3,366	3,519
CommScope Finance LLC 6.00% 2026[7]	2,425	2,563
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.897% 2023[14,15]	1,334	1,316
Diebold Nixdorf, Inc. 9.375% 2025[7]	5,675	6,310
Diebold, Inc. 8.50% 2024	1,400	1,435
Fidelity National Information Services, Inc. 3.10% 2041	302	310
Fiserv, Inc. 2.75% 2024	1,600	1,689
Fiserv, Inc. 3.20% 2026	7,455	8,075

120	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Fiserv, Inc. 3.50% 2029	$1,280	$1,410
Fiserv, Inc. 2.65% 2030	7,673	7,953
Fiserv, Inc. 4.40% 2049	800	967
Gartner, Inc. 4.50% 2028[7]	650	687
Intuit, Inc. 0.95% 2025	1,530	1,535
Intuit, Inc. 1.35% 2027	1,395	1,394
Intuit, Inc. 1.65% 2030	1,845	1,815
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.897% 2024[14,15]	2,587	2,591
Microsoft Corp. 2.525% 2050	4,744	4,672
Microsoft Corp. 2.921% 2052	4,814	5,118
Oracle Corp. 3.65% 2041	2,250	2,390
Oracle Corp. 3.95% 2051	1,826	1,995
PayPal Holdings, Inc. 2.65% 2026	2,364	2,541
PayPal Holdings, Inc. 2.30% 2030	2,200	2,279
Sabre GLBL, Inc. 7.375% 2025[7]	728	793
Sabre Holdings Corp. 9.25% 2025[7]	1,197	1,426
salesforce.com, inc. 1.50% 2028	3,200	3,196
salesforce.com, inc. 1.95% 2031	1,625	1,629
salesforce.com, inc. 2.70% 2041	1,875	1,890
Square, Inc. 3.50% 2031[7]	1,875	1,894
Synaptics, Inc. 4.00% 2029[7]	675	679
Unisys Corp. 6.875% 2027[7]	725	793
VeriSign, Inc. 2.70% 2031	625	636
Veritas Holdings, Ltd. 7.50% 2025[7]	3,860	4,030
ViaSat, Inc. 5.625% 2027[7]	555	581
Visa, Inc. 2.80% 2022	2,000	2,067
Visa, Inc. 3.15% 2025	5,500	6,020
Xerox Corp. 5.00% 2025[7]	2,925	3,091
Xerox Corp. 5.50% 2028[7]	1,875	1,951
		133,311

Real estate 0.41%
Alexandria Real Estate Equities, Inc. 3.80% 2026	315	351
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,379
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	2,027
Alexandria Real Estate Equities, Inc. 3.375% 2031	1,320	1,452
Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	3,878
Alexandria Real Estate Equities, Inc. 4.85% 2049	410	530
American Campus Communities, Inc. 3.75% 2023	3,055	3,203
American Campus Communities, Inc. 4.125% 2024	2,075	2,260
American Campus Communities, Inc. 3.625% 2027	9,545	10,397
American Campus Communities, Inc. 3.875% 2031	331	368
American Tower Corp. 1.60% 2026	2,347	2,373
American Tower Corp. 3.55% 2027	1,425	1,568
American Tower Corp. 1.50% 2028	10,000	9,736
American Tower Corp. 3.60% 2028	1,000	1,101
Brandywine Operating Partnership LP 3.95% 2023	1,070	1,116
Brookfield Property REIT, Inc. 5.75% 2026[7]	6,050	6,368
Diversified Healthcare Trust 4.375% 2031	3,250	3,118
Equinix, Inc. 1.45% 2026	6,787	6,825
Equinix, Inc. 2.90% 2026	1,144	1,226
Equinix, Inc. 1.80% 2027	1,295	1,312
Equinix, Inc. 1.55% 2028	3,175	3,122
Equinix, Inc. 2.00% 2028	2,234	2,246
Equinix, Inc. 3.20% 2029	1,552	1,667
Equinix, Inc. 2.50% 2031	1,710	1,741
Equinix, Inc. 3.00% 2050	912	877
Equinix, Inc. 3.40% 2052	2,731	2,814
Essex Portfolio LP 3.875% 2024	1,000	1,077
Essex Portfolio LP 3.50% 2025	6,825	7,393

American Funds Insurance Series	121

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Gaming and Leisure Properties, Inc. 3.35% 2024	$1,263	$1,341
Hospitality Properties Trust 4.50% 2023	1,945	1,998
Hospitality Properties Trust 4.50% 2025	150	150
Hospitality Properties Trust 4.95% 2027	500	499
Hospitality Properties Trust 3.95% 2028	1,950	1,844
Host Hotels & Resorts LP 4.50% 2026	355	390
Howard Hughes Corp. 5.375% 2028[7]	2,450	2,606
Howard Hughes Corp. 4.125% 2029[7]	1,860	1,866
Howard Hughes Corp. 4.375% 2031[7]	2,015	2,012
Iron Mountain, Inc. 5.25% 2030[7]	4,785	5,072
Iron Mountain, Inc. 4.50% 2031[7]	2,650	2,686
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,255	2,326
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,530	2,606
Ladder Capital Corp. 5.25% 2025[7]	440	448
Park Intermediate Holdings LLC 4.875% 2029[7]	1,180	1,222
Public Storage 2.37% 2022	565	578
Public Storage 0.875% 2026	592	587
Public Storage 1.85% 2028	2,490	2,511
Public Storage 2.30% 2031	2,493	2,545
QTS Realty Trust, Inc. 3.875% 2028[7]	2,025	2,168
Realogy Corp. 5.75% 2029[7]	2,760	2,889
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[7]	875	878
Scentre Group 3.25% 2025[7]	1,000	1,074
Scentre Group 3.50% 2025[7]	3,075	3,307
Scentre Group 3.75% 2027[7]	2,430	2,683
UDR, Inc. 2.95% 2026	760	813
Westfield Corp., Ltd. 3.15% 2022[7]	4,290	4,355
		132,979

Consumer staples 0.38%
7-Eleven, Inc. 0.80% 2024[7]	1,700	1,696
7-Eleven, Inc. 0.95% 2026[7]	825	811
7-Eleven, Inc. 1.30% 2028[7]	6,515	6,298
Albertsons Companies, Inc. 3.50% 2029[7]	1,385	1,371
Altria Group, Inc. 4.40% 2026	231	261
Altria Group, Inc. 5.80% 2039	4,820	5,963
Altria Group, Inc. 3.40% 2041	2,500	2,388
Altria Group, Inc. 4.50% 2043	3,000	3,232
Altria Group, Inc. 5.95% 2049	490	628
Altria Group, Inc. 3.70% 2051	2,500	2,376
Anheuser-Busch InBev NV 4.00% 2028	4,345	4,950
Anheuser-Busch InBev NV 5.45% 2039	5,000	6,608
B&G Foods, Inc. 5.25% 2025	2,175	2,237
British American Tobacco International Finance PLC 3.95% 2025[7]	4,250	4,645
British American Tobacco PLC 3.222% 2024	2,826	3,003
British American Tobacco PLC 3.215% 2026	3,323	3,529
British American Tobacco PLC 4.39% 2037	3,109	3,357
British American Tobacco PLC 4.54% 2047	940	1,001
Central Garden & Pet Co. 4.125% 2031[7]	1,395	1,415
Coca-Cola Company 1.00% 2028	940	912
Conagra Brands, Inc. 1.375% 2027	4,615	4,506
Constellation Brands, Inc. 2.65% 2022	2,856	2,937
Constellation Brands, Inc. 2.70% 2022	195	199
Constellation Brands, Inc. 3.20% 2023	1,029	1,073
Constellation Brands, Inc. 3.60% 2028	625	693
Imperial Tobacco Finance PLC 3.50% 2023[7]	4,000	4,138
Keurig Dr Pepper, Inc. 4.985% 2038	3,351	4,280
Kimberly-Clark Corp. 3.10% 2030	329	364
Kraft Heinz Company 3.875% 2027	2,475	2,721
Kraft Heinz Company 4.375% 2046	1,140	1,294

122	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Kraft Heinz Company 4.875% 2049	$3,760	$4,574
Kraft Heinz Company 5.50% 2050	1,215	1,580
Kronos Acquisition Holdings, Inc. 5.00% 2026[7]	1,695	1,723
Nestlé Holdings, Inc. 1.00% 2027[7]	16,400	16,022
Philip Morris International, Inc. 2.375% 2022	1,960	2,005
Philip Morris International, Inc. 2.625% 2022	1,670	1,692
Philip Morris International, Inc. 2.875% 2024	788	838
Philip Morris International, Inc. 3.25% 2024	2,000	2,164
Philip Morris International, Inc. 0.875% 2026	2,990	2,954
Philip Morris International, Inc. 3.375% 2029	788	873
Philip Morris International, Inc. 1.75% 2030	2,956	2,859
Post Holdings, Inc. 4.625% 2030[7]	2,886	2,938
Prestige Brands International, Inc. 3.75% 2031[7]	1,115	1,077
Reckitt Benckiser Group PLC 2.375% 2022[7]	1,125	1,147
Reynolds American, Inc. 5.85% 2045	2,030	2,489
Simmons Foods, Inc. 4.625% 2029[7]	560	566
		124,387

Total corporate bonds, notes & loans		2,264,966

Mortgage-backed obligations 5.53%
Federal agency mortgage-backed obligations 5.13%
Fannie Mae Pool #AD7072 4.00% 2025[16]	4	4
Fannie Mae Pool #AE3069 4.00% 2025[16]	2	2
Fannie Mae Pool #AE2321 4.00% 2025[16]	1	1
Fannie Mae Pool #AH6431 4.00% 2026[16]	399	425
Fannie Mae Pool #890329 4.00% 2026[16]	57	61
Fannie Mae Pool #AH5618 4.00% 2026[16]	3	4
Fannie Mae Pool #AH0829 4.00% 2026[16]	3	4
Fannie Mae Pool #MA1109 4.00% 2027[16]	4	4
Fannie Mae Pool #MA3653 3.00% 2029[16]	40	42
Fannie Mae Pool #AL8347 4.00% 2029[16]	420	446
Fannie Mae Pool #254767 5.50% 2033[16]	289	334
Fannie Mae Pool #555956 5.50% 2033[16]	187	216
Fannie Mae Pool #BN1085 4.00% 2034[16]	575	612
Fannie Mae Pool #BN3172 4.00% 2034[16]	178	189
Fannie Mae Pool #AS8554 3.00% 2036[16]	9,100	9,579
Fannie Mae Pool #929185 5.50% 2036[16]	460	533
Fannie Mae Pool #893641 6.00% 2036[16]	948	1,125
Fannie Mae Pool #893688 6.00% 2036[16]	243	288
Fannie Mae Pool #907239 6.00% 2036[16]	58	69
Fannie Mae Pool #AD0249 5.50% 2037[16]	156	180
Fannie Mae Pool #190379 5.50% 2037[16]	82	96
Fannie Mae Pool #924952 6.00% 2037[16]	1,143	1,355
Fannie Mae Pool #888292 6.00% 2037[16]	830	986
Fannie Mae Pool #928031 6.00% 2037[16]	98	116
Fannie Mae Pool #888637 6.00% 2037[16]	14	17
Fannie Mae Pool #AD0119 6.00% 2038[16]	1,350	1,602
Fannie Mae Pool #AD0095 6.00% 2038[16]	1,017	1,205
Fannie Mae Pool #995674 6.00% 2038[16]	486	576
Fannie Mae Pool #AE0021 6.00% 2038[16]	393	466
Fannie Mae Pool #AL7164 6.00% 2038[16]	254	295
Fannie Mae Pool #AB0538 6.00% 2038[16]	151	175
Fannie Mae Pool #889983 6.00% 2038[16]	26	31
Fannie Mae Pool #995391 6.00% 2038[16]	26	30
Fannie Mae Pool #995224 6.00% 2038[16]	12	14
Fannie Mae Pool #AD0833 6.00% 2039[16]	1	1
Fannie Mae Pool #AL0013 6.00% 2040[16]	259	306
Fannie Mae Pool #AL0309 6.00% 2040[16]	85	101
Fannie Mae Pool #MA4333 2.00% 2041[16]	9,698	9,867
Fannie Mae Pool #MA4387 2.00% 2041[16]	8,842	9,034

American Funds Insurance Series	123

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4364 2.00% 2041[16]	$2,802	$2,845
Fannie Mae Pool #AB4536 6.00% 2041[16]	552	652
Fannie Mae Pool #AL7228 6.00% 2041[16]	353	411
Fannie Mae Pool #AP2131 3.50% 2042[16]	4,521	4,873
Fannie Mae Pool #AU8813 4.00% 2043[16]	2,701	3,013
Fannie Mae Pool #AU9348 4.00% 2043[16]	1,561	1,741
Fannie Mae Pool #AU9350 4.00% 2043[16]	1,314	1,452
Fannie Mae Pool #AL8773 3.50% 2045[16]	7,747	8,346
Fannie Mae Pool #AL8354 3.50% 2045[16]	1,951	2,116
Fannie Mae Pool #BC4764 3.00% 2046[16]	16,398	17,265
Fannie Mae Pool #AL8522 3.50% 2046[16]	3,919	4,251
Fannie Mae Pool #BD9699 3.50% 2046[16]	1,707	1,841
Fannie Mae Pool #BD9307 4.00% 2046[16]	1,715	1,866
Fannie Mae Pool #BC7611 4.00% 2046[16]	401	438
Fannie Mae Pool #CA0770 3.50% 2047[16]	2,617	2,775
Fannie Mae Pool #BE1290 3.50% 2047[16]	2,569	2,740
Fannie Mae Pool #MA3211 4.00% 2047[16]	4,946	5,303
Fannie Mae Pool #257036 7.00% 2047[16]	8	10
Fannie Mae Pool #256975 7.00% 2047[16]	2	2
Fannie Mae Pool #FM3278 3.50% 2048[16]	28,331	29,872
Fannie Mae Pool #BK7655 3.891% 2048[14,16]	570	596
Fannie Mae Pool #CA2377 4.00% 2048[16]	11,397	12,162
Fannie Mae Pool #BK6971 4.00% 2048[16]	160	171
Fannie Mae Pool #MA3277 4.00% 2048[16]	20	21
Fannie Mae Pool #BK5255 4.00% 2048[16]	19	21
Fannie Mae Pool #CA2493 4.50% 2048[16]	1,296	1,399
Fannie Mae Pool #CA4756 3.00% 2049[16]	8,470	8,964
Fannie Mae Pool #BK8767 4.00% 2049[16]	133	144
Fannie Mae Pool #MA4381 3.50% 2051[16]	668	709
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[16]	112	129
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[16]	30	37
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[14,16]	1,046	1,067
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[16]	1,109	1,121
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[16]	763	767
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.185% 2023[14,16]	4,816	5,045
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[14,16]	5,071	5,352
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[14,16]	4,330	4,604
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[14,16]	5,518	5,876
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[14,16]	3,972	4,223
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.559% 2026[14,16]	9,665	10,330
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[14,16]	2,891	3,142
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[16]	62	57
Freddie Mac Pool #ZK7598 3.00% 2027[16]	8,407	8,893
Freddie Mac Pool #ZK7580 3.00% 2027[16]	3,772	3,992
Freddie Mac Pool #C91912 3.00% 2037[16]	15,917	16,761
Freddie Mac Pool #G03978 5.00% 2038[16]	587	673
Freddie Mac Pool #G04553 6.50% 2038[16]	76	87
Freddie Mac Pool #G08347 4.50% 2039[16]	97	109
Freddie Mac Pool #C03518 5.00% 2040[16]	938	1,066
Freddie Mac Pool #RB5118 2.00% 2041[16]	30,065	30,717
Freddie Mac Pool #Q05807 4.00% 2042[16]	2,437	2,669
Freddie Mac Pool #Q23185 4.00% 2043[16]	1,711	1,909
Freddie Mac Pool #Q23190 4.00% 2043[16]	1,162	1,280
Freddie Mac Pool #760014 2.977% 2045[14,16]	309	323
Freddie Mac Pool #Q37988 4.00% 2045[16]	8,593	9,434
Freddie Mac Pool #G60344 4.00% 2045[16]	7,261	8,002
Freddie Mac Pool #Z40130 3.00% 2046[16]	5,757	6,189
Freddie Mac Pool #Q41909 4.50% 2046[16]	625	681
Freddie Mac Pool #Q41090 4.50% 2046[16]	392	428
Freddie Mac Pool #760015 2.679% 2047[14,16]	729	760
Freddie Mac Pool #Q46021 3.50% 2047[16]	1,679	1,798

124	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SI2002 4.00% 2048[16]	$4,244	$4,543
Freddie Mac Pool #SD7507 3.00% 2049[16]	28,669	30,468
Freddie Mac Pool #SD7528 2.00% 2050[16]	21,370	21,679
Freddie Mac Pool #RA2020 3.00% 2050[16]	11,406	12,048
Freddie Mac Pool #SD8164 3.50% 2051[16]	6,835	7,241
Freddie Mac Pool #SD8158 3.50% 2051[16]	81	85
Freddie Mac, Series T041, Class 3A, 5.051% 2032[14,16]	223	249
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[16]	3,025	3,129
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[16]	5,555	5,876
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[16]	4,265	4,554
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[16]	4,000	4,357
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[14,16]	9,778	10,769
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[16]	10,050	10,779
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[16]	7,370	8,055
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[16]	4,755	5,252
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[16]	5,770	6,407
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[16]	4,375	4,885
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[16]	3,237	3,755
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[16]	7,331	7,666
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[14,16]	7,326	7,664
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[14,16]	3,730	3,901
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[14,16]	1,622	1,710
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[14,16]	1,225	1,320
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[16]	2,805	2,948
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[16]	2,553	2,786
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[16]	1,003	1,094
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[16]	13,732	14,473
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[16]	7,694	8,084
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[16]	3,013	3,187
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[16]	3,969	4,173
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[16]	6,190	6,601
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[16]	2,455	2,712
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.392% 2027[14,16]	777	788
Government National Mortgage Assn. 2.00% 2051[16,17]	89,533	91,027
Government National Mortgage Assn. 2.50% 2051[16,17]	21,529	22,241
Government National Mortgage Assn. 3.00% 2051[16,17]	28,369	29,591
Government National Mortgage Assn. 3.00% 2051[16,17]	7,413	7,735
Government National Mortgage Assn. 3.50% 2051[16,17]	26,752	28,085
Government National Mortgage Assn. 4.00% 2051[16,17]	13,107	13,841
Government National Mortgage Assn. 4.50% 2051[16,17]	10,000	10,658
Government National Mortgage Assn. Pool #BD7245 4.00% 2048[16]	1,025	1,106
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[16]	11,073	11,741
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[16]	1,442	1,530
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[16]	18,936	20,210
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[16]	4,689	5,001
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[16]	2,770	2,962

American Funds Insurance Series	125

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[16]	$38,218	$40,144
Uniform Mortgage-Backed Security 1.50% 2036[16,17]	19,795	19,972
Uniform Mortgage-Backed Security 2.00% 2036[16,17]	52,169	53,812
Uniform Mortgage-Backed Security 2.50% 2036[16,17]	638	665
Uniform Mortgage-Backed Security 3.00% 2036[16,17]	8,784	9,230
Uniform Mortgage-Backed Security 2.00% 2051[16,17]	88,984	89,495
Uniform Mortgage-Backed Security 2.50% 2051[16,17]	213,092	219,526
Uniform Mortgage-Backed Security 2.50% 2051[16,17]	5,863	6,053
Uniform Mortgage-Backed Security 3.00% 2051[16,17]	94,201	98,048
Uniform Mortgage-Backed Security 3.00% 2051[16,17]	44,573	46,435
Uniform Mortgage-Backed Security 3.50% 2051[16,17]	141,729	149,283
Uniform Mortgage-Backed Security 3.50% 2051[16,17]	8,114	8,542
Uniform Mortgage-Backed Security 4.00% 2051[16,17]	112,136	119,512
Uniform Mortgage-Backed Security 4.50% 2051[16,17]	41,792	44,966
		1,658,560

Commercial mortgage-backed securities 0.22%
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[16]	2,909	3,013
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 0.923% 2036[7,14,16]	2,000	2,004
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[16]	1,000	1,105
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[16]	2,960	3,039
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 2038[7,14,16]	7,538	7,552
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.97% 2038[7,14,16]	1,361	1,365
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.20% 2038[7,14,16]	1,229	1,233
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[16]	904	936
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[16]	4,735	5,205
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[16]	1,201	1,270
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[7,14,16]	1,574	1,579
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.455% 2038[7,14,16]	1,437	1,443
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.775% 2038[7,14,16]	1,501	1,509
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[7,16]	5,201	5,320
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[16]	5,602	5,794
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[7,16]	1,431	1,470
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[7,16]	13,772	14,110
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.951% 2026[7,14,16]	3,950	3,960
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[16]	879	927
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[16]	927	967
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[7,16]	7,020	7,333
		71,134

Collateralized mortgage-backed obligations (privately originated) 0.18%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[7,14,16]	2,024	2,039
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[7,14,16]	1,219	1,220
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.692% 2029[7,14,16]	3,810	3,823
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[7,14,16]	1,874	1,958
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[7,16]	4,191	4,332
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[7,14,16]	2,946	2,991
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[16]	183	193
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[7,16]	9,761	10,612

126	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[7,16]	$3,466	$3,791
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[7,14,16]	733	749
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[7,14,16]	700	714
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[7,14,16]	4,805	4,828
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[7,14,16]	1,322	1,331
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[7,14,16]	656	658
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[16]	417	432
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2052[7,14,16]	3,001	3,006
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.077% 2023[7,14,16]	2,862	2,867
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[7,14,16]	7,829	7,834
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[7,14,16]	1,485	1,508
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[7,14,16]	754	752
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[7,14,16]	1,015	1,031
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2054[7,14,16]	1,300	1,301
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[7,16]	845	834
		58,804

Total mortgage-backed obligations		1,788,498

Asset-backed obligations 0.96%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[7,16]	1,920	1,994
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[7,16]	1,114	1,184
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[7,16]	3,100	3,352
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[7,16]	13,378	13,390
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[7,16]	539	556
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[7,16]	138	146
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.12% 2030[7,14,16]	2,875	2,875
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.134% 2030[7,14,16]	1,639	1,639
ARES CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.114% 2028[7,14,16]	3,510	3,510
Ballyrock, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.155% 2030[7,14,16]	3,660	3,660
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[7,16]	981	982
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[16]	409	410
Cent CLO LP, Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.151% 2030[7,14,16]	5,185	5,185
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[7,16]	5,454	5,548
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[7,16]	1,858	1,889
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[7,16]	945	962
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[7,16]	177	179
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[7,16]	6,402	6,452
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[7,16]	822	830
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[7,16]	1,778	1,790
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[7,16]	1,435	1,450
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[7,16]	6,427	6,491
CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[7,16]	914	933
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[7,16]	1,912	1,900
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,14,16]	395	397
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[7,16]	2,964	3,016
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[16]	307	308
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[16]	820	836
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[16]	2,262	2,304
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[7,16]	94	94

American Funds Insurance Series	127

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[7,16]	$110	$111
Dryden Senior Loan Fund, Series 2017-47A, Class A1R, CLO, (3-month USD-LIBOR + 0.98%) 1.17% 2028[7,14,16]	5,478	5,478
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[7,16]	485	487
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[7,16]	13,444	13,437
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[7,16]	4,330	4,395
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,16]	4,825	5,124
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,16]	6,000	6,448
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[7,16]	8,861	9,207
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,16]	9,605	10,372
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[7,16]	868	884
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[7,16]	349	349
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[7,16]	2,987	3,144
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[7,16]	12,617	12,789
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[7,16]	15,817	15,988
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[7,16]	654	666
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[7,16]	4,811	4,796
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[7,16]	8,452	8,485
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[7,16]	634	637
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[7,16]	405	407
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[7,16]	9,163	9,194
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[7,16]	685	689
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[7,16]	429	432
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[7,16]	241	242
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[7,16]	311	313
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[7,16]	118	118
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[7,16]	292	294
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[16]	1,957	1,982
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.184% 2029[7,14,16]	4,048	4,048
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.186% 2030[7,14,16]	5,545	5,545
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.334% 2029[7,14,16]	4,230	4,230
Mercury Financial, Series 2021-1A, Class A, 1.54% 2026[7,16]	4,700	4,717
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[7,16]	7,858	7,882
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[7,16]	9,048	9,060
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[7,16]	14,949	15,002
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.146% 2030[7,14,16]	1,765	1,765
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.147% 2028[7,14,16]	2,682	2,685
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[7,14,16]	769	769
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[7,14,16]	4,634	4,634
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[16]	436	438
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[16]	345	352
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[16]	1,000	1,050
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 0.823% 2053[7,14,16]	7,547	7,617
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.156% 2030[7,14,16]	3,233	3,233
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.182% 2030[7,14,16]	5,530	5,533
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.264% 2030[7,14,16]	2,985	2,985

128	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[7,16]	$2,195	$2,217
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[7,16]	246	251
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[7,16]	950	959
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[7,16]	1,054	1,045
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[7,16]	5,066	5,144
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[7,16]	3,250	3,429
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[7,16]	889	905
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[7,14,16]	7,257	7,269
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[7,16]	11,976	12,071
Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[7,16]	3,221	3,210
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[7,16]	716	719
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[7,16]	1,390	1,410
		310,904

Bonds & notes of governments & government agencies outside the U.S. 0.18%
Asian Development Bank 1.00% 2026	5,130	5,148
CPPIB Capital, Inc. 2.25% 2022[7]	4,286	4,336
CPPIB Capital, Inc. 2.75% 2027[7]	6,600	7,188
KfW 2.125% 2022	375	380
Manitoba (Province of) 3.05% 2024	2,600	2,780
Morocco (Kingdom of) 3.00% 2032[7]	3,000	2,905
Morocco (Kingdom of) 4.00% 2050[7]	3,000	2,790
Peru (Republic of) 1.862% 2032	2,525	2,349
Peru (Republic of) 2.78% 2060	3,775	3,377
Qatar (State of) 3.375% 2024[7]	2,315	2,486
Qatar (State of) 4.00% 2029[7]	745	859
Qatar (State of) 4.817% 2049[7]	750	968
Quebec (Province of) 2.375% 2022	5,057	5,120
Quebec (Province of) 2.75% 2027	9,000	9,768
Saudi Arabia (Kingdom of) 3.25% 2030[7]	1,750	1,888
Saudi Arabia (Kingdom of) 5.25% 2050[7]	1,000	1,312
United Mexican States 2.659% 2031	2,703	2,647
United Mexican States 3.771% 2061	1,528	1,425
		57,726

Federal agency bonds & notes 0.11%
Fannie Mae 1.875% 2026	13,000	13,634
Fannie Mae 0.875% 2030[9]	23,958	22,723
		36,357

Municipals 0.09%
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	25	26
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	20	21
		47

Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	5,425
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	5,474
		10,899

Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	4,125	4,894

American Funds Insurance Series	129

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	$30	$30

Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	55	58

Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15

New York 0.02%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026	2,865	2,870
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	4,745	4,773
		7,643

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	5,200	5,458

South Carolina 0.00%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	20	21

South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	5	5

Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	10	10

Total municipals		29,080

Total bonds, notes & other debt instruments (cost: $6,574,324,000)		6,801,368

Short-term securities 7.54%	Shares
Money market investments 7.47%
Capital Group Central Cash Fund 0.04%[6,18]	24,159,533	2,415,954

130	American Funds Insurance Series

Asset Allocation Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.07%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[18,19]	12,924,647	$12,924
Capital Group Central Cash Fund 0.04%[6,18,19]	104,483	10,448
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[18,19]	68,626	69
		23,441

Total short-term securities (cost: $2,439,255,000)		2,439,395
Total investment securities 103.98% (cost: $23,413,273,000)		33,634,369
Other assets less liabilities (3.98)%		(1,288,428)

Net assets 100.00%		$32,345,941

Futures contracts

		Number of		Notional amount [20]	Value at 6/30/2021 [21]		Unrealized (depreciation) appreciation at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)		(000)
2 Year U.S. Treasury Note Futures	Long	1,129	October 2021	$225,800	$248,741	.	$(435)
5 Year U.S. Treasury Note Futures	Short	4,213	October 2021	(421,300)	(520,009)		901
10 Year U.S. Treasury Note Futures	Short	990	September 2021	(99,000)	(131,175)		(415)
10 Year Ultra U.S. Treasury Note Futures	Short	1,742	September 2021	(174,200)	(256,428)		(3,097)
20 Year U.S. Treasury Bond Futures	Short	235	September 2021	(23,500)	(37,776)		(300)
30 Year Ultra U.S. Treasury Bond Futures	Short	207	September 2021	(20,700)	(39,886)		(517)
							$(3,863)

Swap contracts

Interest rate swaps

					Upfront	Unrealized
				Value at	premium	appreciation
		Expiration	Notional	6/30/2021	paid	at 6/30/2021
Receive	Pay	date	(000)	(000)	(000)	(000)
U.S. EFFR	0.0795%	7/13/2025	$39,521	$862	$—	$862

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)
CDX.NA.IG.36	1.00%/Quarterly	6/20/2026	$102,000	$(2,590)	$(2,208)	$(382)

Investments in affiliates6

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Common stocks 0.55%
Health care 0.03%
NuCana PLC (ADR)[1]	$13,367	$—	$—	$—	$(5,120)	$8,247	$—

American Funds Insurance Series	131

Asset Allocation Fund (continued)

Investments in affiliates6 (continued)

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)
Consumer discretionary 0.52%
Kontoor Brands, Inc.	$150,072	$—		$36,658	$14,043	$41,773	$169,230	$2,800
Total common stocks							177,477
Investment funds 5.20%
Capital Group Central Corporate Bond Fund	—	1,677,901		—	—	3,297	1,681,198	259
Short-term securities 7.50%
Money market investments 7.47%
Capital Group Central Cash Fund 0.04%[18]	2,273,691	2,311,312		2,168,827	(9)	(213)	2,415,954	992
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.04%[18,19]	—	10,448	[22]				10,448	—	[23]
Total short-term securities							2,426,402
Total 13.25%					$14,034	$39,737	$4,285,077	$4,051

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $25,453,000, which represented .08% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $41,116,000, which represented .13% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,281,012,000, which represented 3.96% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,221,000, which represented .04% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Step bond; coupon rate may change at a later date.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[14]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[15]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $15,993,000, which represented .05% of the net assets of the fund.
[16]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[17]	Purchased on a TBA basis.
[18]	Rate represents the seven-day yield at 6/30/2021.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	Notional amount is calculated based on the number of contracts and notional contract size.
[21]	Value is calculated based on the notional amount and current market price.
[22]	Represents net activity. Refer to Note 5 for more information on securities lending.
[23]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$6,949	$19,795	.06%
Extraction Oil & Gas, Inc.	1/20/2021	555	1,184	.00
Total private placement securities		$7,504	$20,979	.06%

132	American Funds Insurance Series

Asset Allocation Fund (continued)

Key to abbreviations and symbol

ADR = American Depositary Receipts

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dept. = Department

Dev. = Development

EFFR = Effective Federal Funds Rate

Fin. = Finance

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	133

Global Balanced Fund

Investment portfolio June 30, 2021	unaudited

Common stocks 61.22%	Shares	Value (000)
Information technology 13.80%
Taiwan Semiconductor Manufacturing Company, Ltd.	658,000	$14,052
Microsoft Corp.	43,721	11,844
Broadcom, Inc.	17,809	8,492
ASML Holding NV	10,504	7,217
PagSeguro Digital, Ltd., Class A1	84,179	4,707
Tokyo Electron, Ltd.	10,500	4,544
Amadeus IT Group SA, Class A, non-registered shares[1]	33,031	2,323
Edenred SA	33,076	1,885
Visa, Inc., Class A	7,691	1,798
Keyence Corp.	3,400	1,716
Mastercard, Inc., Class A	4,466	1,631
Amphenol Corp., Class A	23,612	1,615
Murata Manufacturing Co., Ltd.	15,800	1,206
		63,030

Health care 8.89%
AstraZeneca PLC	49,835	5,986
UnitedHealth Group, Inc.	13,787	5,521
Pfizer, Inc.	116,586	4,565
Danaher Corp.	12,903	3,463
Humana Inc.	7,588	3,359
Thermo Fisher Scientific, Inc.	5,194	2,620
Mettler-Toledo International, Inc.[1]	1,781	2,467
Coloplast A/S, Class B	14,862	2,439
Merck & Co., Inc.	28,792	2,239
Carl Zeiss Meditec AG, non-registered shares	8,497	1,642
Fisher & Paykel Healthcare Corp., Ltd.	74,190	1,614
Gilead Sciences, Inc.	21,202	1,460
Cigna Corp.	5,904	1,400
Novartis AG	11,212	1,022
Bayer AG	12,374	751
Organon & Co.[1]	1,695	51
		40,599

Financials 7.86%
JPMorgan Chase & Co.	50,515	7,857
Berkshire Hathaway, Inc., Class A1	14	5,861
Berkshire Hathaway, Inc., Class B1	216	60
Brookfield Asset Management, Inc., Class A (CAD denominated)	58,884	3,004
Aon PLC, Class A	10,249	2,447
Zurich Insurance Group AG	6,002	2,408
BlackRock, Inc.	2,556	2,236
AIA Group, Ltd.	178,000	2,212
Hong Kong Exchanges and Clearing, Ltd.	36,800	2,194
S&P Global, Inc.	4,998	2,052
Deutsche Boerse AG	9,146	1,596
FinecoBank SpA[1]	75,768	1,321
B3 SA-Brasil, Bolsa, Balcao	389,658	1,318
Legal & General Group PLC	362,095	1,290
Brookfield Asset Management Reinsurance Partners, Ltd.,Class A (CAD denominated)[1]	405	21
		35,877

Consumer discretionary 7.30%
Home Depot, Inc.	30,381	9,688
LVMH Moët Hennessy-Louis Vuitton SE	6,242	4,895
Domino’s Pizza, Inc.	8,432	3,933
Amazon.com, Inc.[1]	772	2,656
Ocado Group PLC[1]	78,363	2,171
Darden Restaurants, Inc.	14,828	2,165
Restaurant Brands International, Inc. (CAD denominated)	29,571	1,905
General Motors Company[1]	29,566	1,749

134	American Funds Insurance Series

Global Balanced Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Booking Holdings, Inc.[1]	704	$1,540
Industria de Diseño Textil, SA	32,265	1,137
Stellantis NV	48,207	946
Wynn Resorts, Ltd.[1]	4,407	539
		33,324

Consumer staples 6.71%
Nestlé SA	72,154	8,985
Philip Morris International, Inc.	60,296	5,976
Altria Group, Inc.	71,119	3,391
Kweichow Moutai Co., Ltd., Class A	10,500	3,342
British American Tobacco PLC	76,169	2,950
British American Tobacco PLC (ADR)	3,765	148
Keurig Dr Pepper, Inc.	84,587	2,981
Coca-Cola Europacific Partners PLC	17,523	1,039
Budweiser Brewing Co. APAC, Ltd.	308,000	972
Procter & Gamble Company	6,527	881
		30,665

Industrials 5.20%
SITC International Holdings Co., Ltd.	937,000	3,916
Airbus SE, non-registered shares[1]	22,178	2,852
Spirax-Sarco Engineering PLC	10,948	2,062
Lockheed Martin Corp.	5,420	2,051
SMC Corp.	3,100	1,832
Nidec Corp.	15,200	1,761
Watsco, Inc.	5,594	1,603
MTU Aero Engines AG	6,193	1,534
CSX Corp.	41,109	1,319
BAE Systems PLC	170,770	1,233
United Parcel Service, Inc., Class B	5,422	1,127
Honeywell International, Inc.	4,767	1,046
Union Pacific Corp.	4,256	936
Boeing Company[1]	2,057	493
		23,765

Materials 2.99%
Croda International PLC	26,816	2,733
Vale SA, ordinary nominative shares	118,297	2,694
Givaudan SA	560	2,604
Akzo Nobel NV	12,477	1,542
LyondellBasell Industries NV	14,783	1,521
Koninklijke DSM NV	7,351	1,372
Rio Tinto PLC	14,634	1,204
		13,670

Communication services 2.76%
Alphabet, Inc., Class C1	1,456	3,649
SoftBank Corp.	253,100	3,312
Verizon Communications, Inc.	49,974	2,800
Nintendo Co., Ltd.	3,800	2,210
América Móvil, SAB de CV, Series L (ADR)	41,843	628
		12,599

American Funds Insurance Series	135

Global Balanced Fund (continued)

Common stocks (continued)	Shares		Value (000)
Real estate 2.51%
Crown Castle International Corp. REIT		15,806	$3,084
Equinix, Inc. REIT		2,956	2,373
American Tower Corp. REIT		6,662	1,800
Longfor Group Holdings, Ltd.		318,500	1,784
Gaming and Leisure Properties, Inc. REIT		36,680	1,699
Shimao Group Holdings, Ltd.		290,000	711
			11,451

Energy 2.29%
TC Energy Corp. (CAD denominated)		57,287	2,835
BP PLC		545,052	2,375
Baker Hughes Co., Class A		73,987	1,692
Chevron Corp.		13,291	1,392
Pioneer Natural Resources Company		7,328	1,191
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)		78,873	964
			10,449

Utilities 0.91%
Enel SpA		362,163	3,363
Brookfield Infrastructure Partners LP		14,608	811
			4,174

Total common stocks (cost: $174,263,000)			279,603

Preferred securities 0.37%
Information technology 0.37%
Samsung Electronics Co., Ltd., nonvoting preferred shares		25,715	1,683

Total preferred securities (cost: $1,314,000)			1,683

Convertible stocks 0.36%
Utilities 0.36%
AES Corp., convertible preferred units, 6.875% 2024		15,300	1,646

Total convertible stocks (cost: $1,530,000)			1,646

Bonds, notes & other debt instruments 30.10%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 14.04%
Abu Dhabi (Emirate of) 2.50% 2022[2]		$200	206
Abu Dhabi (Emirate of) 0.75% 2023[2]		275	277
Agricultural Development Bank of China 3.75% 2029	CNY	550	86
Agricultural Development Bank of China 2.96% 2030		4,350	645
Australia (Commonwealth of), Series 152, 2.75% 2028	A$	885	738
Australia (Commonwealth of), Series 163, 1.00% 2031		660	470
Australia (Commonwealth of), Series 162, 1.75% 2051		400	265
Brazil (Federative Republic of) 0% 2021	BRL	3,000	603
Brazil (Federative Republic of) 6.00% 2024[3]		3,000	651
Canada 2.25% 2025	C$	1,400	1,193
Canada 0.25% 2026		570	445
Canada 2.25% 2029		1,265	1,098
China (People’s Republic of), Series 1916, 3.12% 2026	CNY	8,650	1,349
China (People’s Republic of), Series INBK, 2.85% 2027		7,000	1,072
China (People’s Republic of), Series IMBK, 3.28% 2027		400	63
China (People’s Republic of), Series 1906, 3.29% 2029		5,500	863
China (People’s Republic of), Series 1910, 3.86% 2049		4,610	736
China (People’s Republic of), Series INBK, 3.39% 2050		300	44
China (People’s Republic of), Series INBK, 3.81% 2050		7,480	1,188
China Development Bank Corp., Series 2008, 2.89% 2025		3,240	496

136	American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
China Development Bank Corp., Series 2004, 3.43% 2027	CNY	1,060	$165
China Development Bank Corp., Series 1805, 4.04% 2028		8,230	1,319
China Development Bank Corp., Series 1805, 4.88% 2028		2,040	343
China Development Bank Corp., Series 1905, 3.48% 2029		11,080	1,713
Colombia (Republic of) 5.75% 2027	COP	1,978,800	505
Czech Republic 0% 2024	CZK	1,000	44
Czech Republic 1.25% 2025		13,000	599
French Republic O.A.T. 0% 2030		€1,320	1,561
French Republic O.A.T. 3.25% 2045		160	296
Germany (Federal Republic of) 0% 2025		822	1,001
Germany (Federal Republic of) 0.25% 2029		600	748
Germany (Federal Republic of) 0% 2030		642	782
Germany (Federal Republic of) 0% 2036		1,300	1,529
Germany (Federal Republic of) 0% 2050		655	714
Greece (Hellenic Republic of) 3.375% 2025		300	401
Greece (Hellenic Republic of) 3.75% 2028		280	406
Greece (Hellenic Republic of) 3.875% 2029		270	400
India (Republic of) 5.15% 2025	INR	28,000	370
Indonesia (Republic of), Series 78, 8.25% 2029	IDR	4,301,000	331
Indonesia (Republic of), Series 82, 7.00% 2030		1,000,000	71
Indonesia (Republic of), Series 87, 6.50% 2031		2,010,000	138
Indonesia (Republic of), Series 74, 7.50% 2032		597,000	44
Indonesia (Republic of), Series 65, 6.625% 2033		1,493,000	103
Israel (State of) 2.875% 2024		€200	257
Israel (State of) 1.50% 2027		100	128
Italy (Republic of) 0.10% 2023[3]		788	958
Italy (Republic of) 0.95% 2027		246	303
Italy (Republic of) 0.25% 2028		820	963
Italy (Republic of) 1.35% 2030		660	829
Japan, Series 134, 0.10% 2022		¥16,000	144
Japan, Series 17, 0.10% 2023[3]		10,480	95
Japan, Series 19, 0.10% 2024[3]		30,420	278
Japan, Series 18, 0.10% 2024[3]		20,840	190
Japan, Series 145, 0.10% 2025		98,050	891
Japan, Series 21, 0.10% 2026[3]		40,583	373
Japan, Series 346, 0.10% 2027		173,250	1,577
Japan, Series 22, 0.10% 2027[3]		25,438	234
Japan, Series 23, 0.10% 2028[3]		66,456	614
Japan, Series 24, 0.10% 2029[3]		213,816	1,980
Japan, Series 360, 0.10% 2030		368,900	3,343
Japan, Series 152, 1.20% 2035		303,400	3,094
Japan, Series 42, 1.70% 2044		94,100	1,061
Japan, Series 37, 0.60% 2050		26,950	238
Japan, Series 70, 0.70% 2051		13,050	118
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR	1,380	351
Malaysia (Federation of), Series 0417, 3.899% 2027		1,300	330
Malaysia (Federation of), Series 0318, 4.642% 2033		400	105
Malaysia (Federation of), Series 0418, 4.893% 2038		2,800	732
Malaysia (Federation of), Series 0519, 3.757% 2040		1,650	374
Malaysia (Federation of), Series 0216, 4.736% 2046		409	104
Morocco (Kingdom of) 3.50% 2024		€100	130
Morocco (Kingdom of) 1.375% 2026		130	157
Morocco (Kingdom of) 1.50% 2031		125	139
Morocco (Kingdom of) 1.50% 2031		100	112
National Highways Authority of India 7.17% 2021	INR	30,000	410
Netherlands (Kingdom of the) 5.50% 2028		€100	165
Norway (Kingdom of) 1.75% 2025	NKr	4,500	537
Nova Scotia (Province of) 3.15% 2051	C$	170	151
Peru (Republic of) 2.392% 2026		$90	93
Philippines (Republic of) 0.001% 2024		¥100,000	894
Philippines (Republic of) 0.25% 2025		€100	119

American Funds Insurance Series	137

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines (Republic of) 1.648% 2031		$200	$193
Poland (Republic of), Series 1029, 2.75% 2029	PLN	410	118
Qatar (State of) 3.40% 2025[2]		$200	218
Romania 3.624% 2030		€692	950
Romania 3.624% 2030		225	309
Romania 2.00% 2032		100	120
Romania 2.00% 2033		540	637
Romania 3.50% 2034		65	88
Romania 3.875% 2035		170	237
Romania 3.375% 2038		80	104
Romania 4.625% 2049		39	59
Romania 3.375% 2050		73	93
Russian Federation 7.00% 2023	RUB	16,600	228
Russian Federation 2.875% 2025		€200	260
Russian Federation 2.875% 2025		100	130
Russian Federation 4.25% 2027		$200	224
Russian Federation 6.90% 2029	RUB	25,250	344
Russian Federation 7.65% 2030		38,320	546
Russian Federation 5.90% 2031		5,620	71
Russian Federation 8.50% 2031		5,530	83
Russian Federation 7.70% 2033		23,030	330
Russian Federation 7.25% 2034		8,140	113
Saudi Arabia (Kingdom of) 2.894% 2022[2]		$200	204
Serbia (Republic of) 3.125% 2027		€640	846
Serbia (Republic of) 3.125% 2027		125	165
South Korea (Republic of), Series 2209, 2.00% 2022	KRW	560,000	503
Spain (Kingdom of) 1.25% 2030		€480	616
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021		$250	246
Tunisia (Republic of) 6.75% 2023		€150	173
Ukraine 6.75% 2026		150	194
Ukraine 6.876% 2029[2]		$250	260
United Kingdom 1.75% 2022		£280	395
United Kingdom 2.75% 2024		50	75
United Kingdom 0.375% 2030		730	976
United Kingdom 4.75% 2030		460	870
United Kingdom 4.25% 2032		280	525
United Kingdom 4.50% 2034		225	447
United Kingdom 0.625% 2035		675	879
United Kingdom 3.25% 2044		250	484
United Kingdom 0.625% 2050		95	112
United Kingdom 1.25% 2051		114	158
United Mexican States, Series M, 7.50% 2027	MXN	20,240	1,059
United Mexican States, Series M20, 8.50% 2029		11,500	635
United Mexican States, Series M, 8.00% 2047		4,000	212
			64,131

U.S. Treasury bonds & notes 10.53%
U.S. Treasury 10.46%
U.S. Treasury 0.125% 2022		$7,085	7,082
U.S. Treasury 1.875% 2022		700	707
U.S. Treasury 0.125% 2023		790	790
U.S. Treasury 0.375% 2025		10,167	9,984
U.S. Treasury 0.75% 2026		2,075	2,066
U.S. Treasury 0.875% 2026		454	454
U.S. Treasury 2.25% 2027		300	321
U.S. Treasury 2.875% 2028		1,275	1,416
U.S. Treasury 2.875% 2028		700	779
U.S. Treasury 0.625% 2030		2,640	2,467
U.S. Treasury 0.625% 2030		650	606
U.S. Treasury 0.875% 2030[4]		12,375	11,766
U.S. Treasury 1.625% 2031		375	381

138	American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.875% 2041	$1,345	$1,316
U.S. Treasury 2.25% 2041	525	546
U.S. Treasury 2.875% 2046	400	463
U.S. Treasury 1.25% 2050	140	114
U.S. Treasury 1.375% 2050[4]	6,514	5,479
U.S. Treasury 2.375% 2051	990	1,056
		47,793

U.S. Treasury inflation-protected securities 0.07%
U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	223	299

Total U.S. Treasury bonds & notes		48,092

Corporate bonds, notes & loans 4.67%
Financials 1.42%
ACE INA Holdings, Inc. 2.875% 2022	10	10
ACE INA Holdings, Inc. 3.35% 2026	10	11
ACE INA Holdings, Inc. 4.35% 2045	20	25
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[5]	€100	131
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[5]	$200	201
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[5]	500	501
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[5]	160	161
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	236	257
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[5]	20	21
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[5]	103	103
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[5]	175	187
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[5]	310	309
Commonwealth Bank of Australia 2.688% 2031[2]	225	225
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	130	133
Goldman Sachs Group, Inc. 3.50% 2025	207	225
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[5]	130	133
Goldman Sachs Group, Inc. 1.00% 2033[2]	€210	250
Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[5]	$78	92
Groupe BPCE SA 0.64% 2022	¥100,000	902
Groupe BPCE SA 5.70% 2023[2]	$200	222
Groupe BPCE SA 1.00% 2025	€100	123
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[5]	$200	223
JPMorgan Chase & Co. 3.25% 2022	28	29
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[5]	186	187
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[5]	160	190
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[5]	200	197
Morgan Stanley 3.125% 2026	110	119
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[5]	126	127
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[5]	72	75
New York Life Insurance Company 3.75% 2050[2]	23	26
PNC Financial Services Group, Inc. 2.854% 2022[5]	100	104
Rabobank Nederland 3.875% 2023	€100	128
Royal Bank of Canada 1.20% 2026	$175	175
Skandinaviska Enskilda Banken AB 2.80% 2022	250	254
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[5]	400	415
		6,471

Utilities 0.87%
Berkshire Hathaway Energy Company 3.70% 2030	25	28
Berkshire Hathaway Energy Company 1.65% 2031	175	168
CMS Energy Corp. 3.00% 2026	150	161
Duke Energy Carolinas, LLC 3.05% 2023	280	292

American Funds Insurance Series	139

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Duke Energy Progress, LLC 3.70% 2028		$75	$85
Edison International 4.125% 2028		160	170
Enel Finance International SA 2.75% 2023[2]		200	208
Enel Finance International SA 3.50% 2028[2]		200	219
Enersis Américas SA 4.00% 2026		35	38
Exelon Corp. 3.40% 2026		150	163
Exelon Corp., junior subordinated, 3.497% 2022[5]		25	26
FirstEnergy Corp. 3.50% 2028[2]		35	38
Interstate Power and Light Co. 2.30% 2030		50	51
NextEra Energy Capital Holdings, Inc. 2.75% 2029		234	248
NextEra Energy Capital Holdings, Inc. 2.25% 2030		478	482
Niagara Mohawk Power Corp. 3.508% 2024[2]		85	92
Pacific Gas and Electric Co. 2.95% 2026		25	26
Pacific Gas and Electric Co. 2.10% 2027		100	97
Pacific Gas and Electric Co. 3.00% 2028		140	141
Pacific Gas and Electric Co. 4.65% 2028		114	126
Pacific Gas and Electric Co. 4.55% 2030		31	33
Pacific Gas and Electric Co. 2.50% 2031		600	563
Pacific Gas and Electric Co. 3.25% 2031		50	49
Pacific Gas and Electric Co. 3.50% 2050		137	122
State Grid Overseas Investment, Ltd. 1.25% 2022		€100	120
Xcel Energy, Inc. 3.35% 2026		$216	235
			3,981

Communication services 0.51%
AT&T, Inc. 2.75% 2031		375	390
AT&T, Inc. 2.55% 2033[2]		64	64
Deutsche Telekom International Finance BV 9.25% 2032		45	73
France Télécom 9.00% 2031[5]		65	102
KT Corp. 0.22% 2022		¥100,000	899
T-Mobile US, Inc. 2.05% 2028		$200	204
Verizon Communications, Inc. 0.375% 2029		€140	165
Verizon Communications, Inc. 2.55% 2031		$325	332
Verizon Communications, Inc. 0.75% 2032		€100	117
			2,346

Energy 0.50%
Canadian Natural Resources, Ltd. 2.95% 2030		$161	167
Enbridge, Inc. 4.25% 2026		70	79
Enbridge, Inc. 3.70% 2027		45	50
Enbridge, Inc. 3.40% 2051		39	39
Energy Transfer Operating LP 5.00% 2050		315	365
Halliburton Company 3.80% 2025		3	3
MPLX LP 2.65% 2030		75	76
MPLX LP 5.50% 2049		215	279
ONEOK, Inc. 4.45% 2049		255	282
Petróleos Mexicanos 7.19% 2024	MXN	3,363	160
Petróleos Mexicanos 7.47% 2026		5,330	240
Qatar Petroleum 3.125% 2041[2]		$270	269
SA Global Sukuk, Ltd. 2.694% 2031[2]		200	203
Statoil ASA 3.70% 2024		50	54
			2,266

Consumer discretionary 0.35%
Amazon.com, Inc. 2.80% 2024		45	48
Amazon.com, Inc. 1.20% 2027		50	50
Amazon.com, Inc. 2.50% 2050		305	289
Bayerische Motoren Werke AG 3.90% 2025[2]		70	77
Bayerische Motoren Werke AG 4.15% 2030[2]		70	82
DaimlerChrysler North America Holding Corp. 2.00% 2021[2]		200	200

140	American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
General Motors Financial Co. 2.40% 2028	$150	$152
Hyundai Capital America 3.25% 2022[2]	65	67
Hyundai Capital America 1.50% 2026[2]	250	248
Hyundai Capital America 2.375% 2027[2]	109	112
Hyundai Capital Services, Inc. 3.75% 2023[2]	250	263
Toyota Motor Credit Corp. 3.375% 2030	33	37
		1,625

Health care 0.29%
Aetna, Inc. 2.80% 2023	10	11
Amgen, Inc. 1.90% 2025	40	42
Amgen, Inc. 2.20% 2027	30	31
AstraZeneca Finance LLC 2.25% 2031	9	9
AstraZeneca PLC 3.50% 2023	150	159
AstraZeneca PLC 3.00% 2051	36	37
Becton, Dickinson and Company 2.894% 2022	47	48
Becton, Dickinson and Company 3.734% 2024	35	38
Becton, Dickinson and Company 3.70% 2027	43	48
Becton, Dickinson and Company 2.823% 2030	28	29
Cigna Corp. 4.125% 2025	80	90
EMD Finance LLC 3.25% 2025[2]	250	269
Medtronic, Inc. 3.50% 2025	31	34
Stryker Corp. 0.75% 2029	€210	255
Takeda Pharmaceutical Company, Ltd. 2.25% 2026	100	131
Thermo Fisher Scientific, Inc. 4.133% 2025	$84	93
		1,324

Consumer staples 0.29%
Altria Group, Inc. 1.00% 2023	€110	132
Altria Group, Inc. 2.20% 2027	270	346
Anheuser-Busch InBev NV 4.00% 2028	$100	114
Anheuser-Busch InBev NV 4.75% 2029	220	262
British American Tobacco PLC 3.215% 2026	62	66
British American Tobacco PLC 3.557% 2027	105	113
British American Tobacco PLC 3.462% 2029	75	79
Keurig Dr Pepper, Inc. 4.597% 2028	175	206
		1,318

Real estate 0.19%
American Campus Communities, Inc. 3.75% 2023	100	105
American Campus Communities, Inc. 4.125% 2024	90	98
American Tower Corp. 0.875% 2029	€250	299
Equinix, Inc. 2.15% 2030	$197	196
Essex Portfolio LP 3.50% 2025	120	130
Essex Portfolio LP 3.375% 2026	40	43
		871

Information technology 0.13%
Broadcom, Inc. 3.15% 2025	17	18
Broadcom, Inc. 4.15% 2030	70	79
Broadcom, Inc. 3.419% 2033[2]	53	56
Microsoft Corp. 2.40% 2026	187	199
Oracle Corp. 2.65% 2026	216	228
		580

American Funds Insurance Series	141

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials 0.10%
Carrier Global Corp. 2.242% 2025			$36	$38
Carrier Global Corp. 2.493% 2027			30	31
CSX Corp. 3.80% 2050			6	7
CSX Corp. 2.50% 2051			75	68
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]			103	120
United Technologies Corp. 4.125% 2028			170	196
				460

Materials 0.02%
Vale Overseas, Ltd. 3.75% 2030			94	100

Total corporate bonds, notes & loans				21,342

Mortgage-backed obligations 0.80%
Other mortgage-backed securities 0.80%
Korea Housing Finance Corp. 2.00% 2021[2,6]			250	251
Nordea Kredit 0.50% 2040[6]		DKr	1,768	270
Nykredit Realkredit AS, Series 01E, 1.50% 2037[6]			652	108
Nykredit Realkredit AS, Series 01E, 0.50% 2040[6]			7,868	1,207
Nykredit Realkredit AS, Series 01E, 1.50% 2040[6]			1,653	272
Nykredit Realkredit AS, Series 01E, 0.50% 2043[6]			8,574	1,304
Nykredit Realkredit AS, Series 01E, 0.50% 2050[6]			1,441	213
				3,625

Federal agency mortgage-backed obligations 0.00%
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[6]			$12	13

Total mortgage-backed obligations				3,638

Municipals 0.04%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048			100	103

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052			80	82

Total municipals				185

Asset-backed obligations 0.02%
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[2,6,7]			87	87

Total bonds, notes & other debt instruments (cost: $136,749,000)				137,475

Short-term securities 7.76%		Shares
Money market investments 6.48%
Capital Group Central Cash Fund 0.04%[8,9]			295,778	29,578

	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury bills 1.10%
U.S. Treasury 4/21/2022	0.047%		$5,000	4,997

142	American Funds Insurance Series

Global Balanced Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Bills & notes of governments & government agencies outside the U.S. 0.18%
Egyptian Treasury 7/20/2021	11.721%	EGP	1,700	$108
Egyptian Treasury 10/19/2021	11.994		1,700	104
Egyptian Treasury 10/26/2021	12.115		8,600	526
Egyptian Treasury 1/4/2022	12.011		1,700	101
				839

Total short-term securities (cost: $35,417,000)				35,414
Total investment securities 99.81% (cost: $349,273,000)				455,821
Other assets less liabilities 0.19%				863

Net assets 100.00%				$456,684

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [10]	Value at 6/30/2021 (000) [11]	Unrealized appreciation (depreciation) at 6/30/2021 (000)
90 Day Euro Dollar Futures	Short	77	September 2022	$(19,250)	$(19,180)	$7
90 Day Euro Dollar Futures	Long	77	September 2023	19,250	19,057	(12)
5 Year U.S. Treasury Note Futures	Long	27	October 2021	2,700	3,333	— [12]
10 Year Italy Government Bond Futures	Short	3	September 2021	€(300)	(539)	3
10 Year Euro-Bund Futures	Short	8	September 2021	(800)	(1,637)	(7)
10 Year Ultra U.S. Treasury Note Futures	Short	10	September 2021	$(1,000)	(1,472)	(21)
20 Year U.S. Treasury Bond Futures	Long	2	September 2021	200	322	2
						$(28)

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 6/30/2021 (000)
Purchases (000)	Sales (000)
USD494	EUR420	Citibank	7/1/2021	$(4)
EUR420	USD505	Goldman Sachs	7/1/2021	(6)
USD112	TRY950	Bank of America	7/6/2021	3
TRY950	USD108	Bank of America	7/6/2021	— [12]
USD563	CZK11,700	HSBC Bank	7/12/2021	19
USD411	NZD570	HSBC Bank	7/12/2021	12
USD449	EUR370	Goldman Sachs	7/12/2021	10
USD272	AUD350	HSBC Bank	7/12/2021	9
USD603	MXN11,865	HSBC Bank	7/12/2021	9
USD574	ILS1,860	HSBC Bank	7/12/2021	3
GBP200	EUR232	Citibank	7/12/2021	2
USD338	JPY37,360	Bank of New York Mellon	7/12/2021	2
USD1,009	EUR850	Goldman Sachs	7/12/2021	1
USD334	JPY36,960	HSBC Bank	7/12/2021	1
CAD10	USD8	Morgan Stanley	7/12/2021	— [12]
USD56	CNH360	Standard Chartered Bank	7/12/2021	— [12]
EUR1,538	DKK11,440	Goldman Sachs	7/12/2021	— [12]
CZK11,700	EUR461	HSBC Bank	7/12/2021	(2)
CNH1,660	USD259	Citibank	7/12/2021	(3)
JPY101,100	USD920	Bank of America	7/12/2021	(10)

American Funds Insurance Series	143

Global Balanced Fund (continued)

Forward currency contracts (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 6/30/2021 (000)
Purchases (000)	Sales (000)
JPY129,600	USD1,187	Goldman Sachs	7/12/2021	$(20)
EUR3,076	USD3,755	Citibank	7/12/2021	(107)
USD11	RUB800	Citibank	7/14/2021	— [12]
USD823	KRW933,600	Citibank	7/15/2021	(3)
EUR449	NOK4,630	Morgan Stanley	7/15/2021	(5)
KRW933,600	USD838	Standard Chartered Bank	7/15/2021	(11)
USD424	EUR350	Goldman Sachs	7/16/2021	9
USD630	JPY69,100	Goldman Sachs	7/16/2021	8
USD560	JPY61,590	Bank of America	7/16/2021	5
USD179	EUR150	Bank of New York Mellon	7/16/2021	2
USD285	EUR240	Goldman Sachs	7/16/2021	— [12]
AUD340	USD263	Citibank	7/16/2021	(8)
USD1,392	CAD1,690	Morgan Stanley	7/19/2021	29
USD1,014	GBP720	UBS AG	7/19/2021	18
USD465	CAD570	UBS AG	7/19/2021	5
USD231	COP855,000	Standard Chartered Bank	7/19/2021	3
SEK1,830	USD220	Standard Chartered Bank	7/19/2021	(6)
CAD680	USD558	HSBC Bank	7/19/2021	(10)
KRW1,421,430	USD1,255	Standard Chartered Bank	7/20/2021	3
USD654	BRL3,300	Citibank	7/20/2021	(8)
EUR545	CZK13,940	Standard Chartered Bank	7/21/2021	(2)
USD191	COP713,000	Bank of America	7/22/2021	2
USD225	AUD300	Citibank	7/22/2021	— [12]
USD256	MXN5,320	Bank of America	7/22/2021	(10)
USD387	MYR1,606	Standard Chartered Bank	7/23/2021	— [12]
USD65	MYR272	Standard Chartered Bank	7/23/2021	— [12]
USD465	MYR1,941	Standard Chartered Bank	7/23/2021	(2)
USD560	BRL2,788	Standard Chartered Bank	7/27/2021	1
USD1,100	GBP790	HSBC Bank	7/28/2021	7
USD1,020	EUR840	Standard Chartered Bank	9/20/2021	22
USD421	INR31,100	Bank of New York Mellon	9/23/2021	8
				$(24)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2021 (000)
3-month AUD-BBSW	0.29%	3/4/2024	A$	1,590	$4	$—	$4
0.3653%	3-month USD-LIBOR	3/5/2024		$1,230	(4)	—	(4)
(0.4545)%	6-month EURIBOR	4/1/2024		€3,500	(5)	—	(5)
6.14%	28-day MXN-TIIE	6/8/2026	MXN	2,600	(3)	—	(3)
6.115%	28-day MXN-TIIE	6/8/2026		2,600	(3)	—	(3)
6.12%	28-day MXN-TIIE	6/8/2026		4,000	(4)	—	(4)
6.13%	28-day MXN-TIIE	6/8/2026		9,200	(9)	—	(9)
6.16%	28-day MXN-TIIE	6/9/2026		5,200	(5)	—	(5)
6.15%	28-day MXN-TIIE	6/9/2026		5,300	(5)	—	(5)
6.195%	28-day MXN-TIIE	6/10/2026		2,700	(2)	—	(2)
6.23%	28-day MXN-TIIE	6/10/2026		2,700	(2)	—	(2)
6.36%	28-day MXN-TIIE	6/12/2026		2,300	(1)	—	(1)
6.633%	28-day MXN-TIIE	6/25/2026		8,900	1	—	1

144	American Funds Insurance Series

Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2021 (000)		Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2021 (000)
6.6175%	28-day MXN-TIIE	6/25/2026	MXN	8,600	$1		$—	$1
6.64%	28-day MXN-TIIE	6/25/2026		3,200	—	[12]	—	—	[12]
6.585%	28-day MXN-TIIE	6/25/2026		2,600	—	[12]	—	—	[12]
6.59%	28-day MXN-TIIE	6/25/2026		2,000	—	[12]	—	—	[12]
6.58%	28-day MXN-TIIE	6/25/2026		11,300	—	[12]	—	—	[12]
1.72375%	6-month AUD-BBSW	3/4/2031	A$	600	7		—	7
3-month USD-LIBOR	1.4822%	3/5/2031		$450	(4)		—		(4)
6-month EURIBOR	0.5092%	4/1/2051		€370	(4)		—		(4)
							$—		$(38)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)
ITRXEUR.IG.35	1.00%/Quarterly	6/20/2026	$1,210	$(39)	$(34)	$(5)

Investments in affiliates9

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)		Net unrealized depreciation (000)	Value of affiliate at 6/30/2021 (000)	Dividend income (000)
Short-term securities 6.48%
Money market investments 6.48%
Capital Group Central Cash Fund 0.04%[8]	$24,329	$99,850	$94,598	$—	[12]	$(3)	$29,578	$12

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,813,000, which represented 1.05% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $261,000, which represented .06% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Rate represents the seven-day yield at 6/30/2021.
[9]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
[12]	Amount less than one thousand.

American Funds Insurance Series	145

Global Balanced Fund (continued)

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD/A$ = Australian dollars

BBSW = Bank Bill Swap Rate

BRL = Brazilian reais

CAD = Canadian dollars

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

DKK/DKr = Danish kroner

EGP = Egyptian pounds

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

NZD = New Zealand dollars

Ref. = Refunding

Rev. = Revenue

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

USD/$ = U.S. dollars

See notes to financial statements.

146	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund)

Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 97.05%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 49.60%
U.S. Treasury 43.43%
U.S. Treasury 0.125% 2023	$39,035	$38,953
U.S. Treasury 2.625% 2023	70,000	73,961
U.S. Treasury 2.75% 2023	73,600	77,001
U.S. Treasury 0.25% 2024	250,000	249,007
U.S. Treasury 0.25% 2024	224,500	223,123
U.S. Treasury 0.375% 2024	712,000	711,116
U.S. Treasury 2.125% 2024	72,100	75,839
U.S. Treasury 2.125% 2024[1]	72,100	75,732
U.S. Treasury 0.375% 2025	200,000	196,213
U.S. Treasury 2.875% 2025[1]	96,200	104,594
U.S. Treasury 2.875% 2025	72,100	78,201
U.S. Treasury 0.375% 2026	100,000	98,008
U.S. Treasury 0.75% 2026	657,335	654,033
U.S. Treasury 0.75% 2026	489,405	486,656
U.S. Treasury 1.375% 2026[1]	75,000	76,785
U.S. Treasury 1.625% 2026	50,000	51,809
U.S. Treasury 0.50% 2027	165,625	160,644
U.S. Treasury 0.50% 2027	160,000	154,294
U.S. Treasury 2.25% 2027[1]	120,200	128,577
U.S. Treasury 2.25% 2027[1]	72,100	77,064
U.S. Treasury 6.125% 2027	24,000	31,448
U.S. Treasury 1.25% 2028	79,480	79,683
U.S. Treasury 2.875% 2028	72,100	80,183
U.S. Treasury 1.625% 2031	492,869	500,539
U.S. Treasury 1.125% 2040	88,288	76,155
U.S. Treasury 1.375% 2040	40,000	35,893
U.S. Treasury 1.875% 2041	75,500	73,850
U.S. Treasury 2.25% 2041	47,425	49,323
U.S. Treasury 3.00% 2049[1]	150,000	179,231
U.S. Treasury 1.25% 2050	44,000	35,852
U.S. Treasury 1.375% 2050	73,237	61,598
U.S. Treasury 1.875% 2051[1]	640,504	610,023
U.S. Treasury 2.375% 2051	65,775	70,192
		5,675,580

U.S. Treasury inflation-protected securities 6.17%
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	159,150	166,309
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	54,472	57,627
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	37,000	39,908
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	17,911	19,265
U.S. Treasury Inflation-Protected Security 0.50% 2024[2]	13,112	14,139
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	16,760	18,055
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	115,135	125,370
U.S. Treasury Inflation-Protected Security 0.375% 2027[1,2]	81,856	91,397
U.S. Treasury Inflation-Protected Security 0.50% 2028[1,2]	81,177	91,043
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	94,971	104,570
U.S. Treasury Inflation-Protected Security 0.125% 2051[2]	71,014	77,845
		805,528

Total U.S. Treasury bonds & notes		6,481,108

Corporate bonds, notes & loans 30.36%
Financials 6.00%
ACE INA Holdings, Inc. 2.875% 2022	3,625	3,733
ACE INA Holdings, Inc. 3.35% 2026	2,025	2,225
ACE INA Holdings, Inc. 4.35% 2045	2,220	2,810
AerCap Holdings NV 6.50% 2025	1,798	2,110
Ally Financial, Inc. 5.125% 2024	1,500	1,691
Ally Financial, Inc. 8.00% 2031	8,479	11,940
Ally Financial, Inc. 8.00% 2031	7,070	10,169

American Funds Insurance Series	147

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
American International Group, Inc. 4.20% 2028	$9,875	$11,374
Arthur J. Gallagher & Co. 2.50% 2031	1,354	1,369
Arthur J. Gallagher & Co. 3.50% 2051	1,073	1,126
Banco Do Brasil, SA 4.75% 2024[3]	1,400	1,496
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[4]	981	989
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[4]	3,194	3,220
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[4]	10,129	11,039
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[4]	682	688
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]	21,177	20,659
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[4]	10,318	10,622
Bank of China, Ltd. (Hong Kong Branch) 3.875% 2025	236	258
Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	200	223
Bank of Nova Scotia 1.35% 2026	3,345	3,347
Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	10,794
BNP Paribas 3.80% 2024[3]	18,775	20,150
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[3,4]	2,875	3,026
BNP Paribas 3.375% 2025[3]	6,425	6,897
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[3,4]	12,000	12,376
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[3,4]	8,425	8,329
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2032)[3,4]	3,475	3,571
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[4]	5,410	5,717
CIT Group, Inc. 4.75% 2024	2,066	2,245
Citigroup, Inc. 4.60% 2026	1,800	2,050
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[4]	8,740	8,713
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[3,4]	4,450	4,539
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[3,4]	3,400	3,349
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,4]	12,000	12,396
Credit Suisse Group AG 3.80% 2023	12,925	13,703
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[3,4]	500	533
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[3,4]	850	885
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[3,4]	5,750	5,891
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[3,4]	10,950	10,736
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,4]	3,096	3,482
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[3,4]	6,123	6,322
Deutsche Bank AG 4.25% 2021	525	531
Deutsche Bank AG 3.30% 2022	2,695	2,793
Deutsche Bank AG 5.00% 2022	2,675	2,748
Deutsche Bank AG 3.95% 2023	6,350	6,670
Deutsche Bank AG 0.898% 2024	2,500	2,490
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[4]	10,475	10,762
Deutsche Bank AG 3.70% 2024	4,950	5,308
Deutsche Bank AG 3.70% 2024	2,750	2,955
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[4]	8,586	9,288
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[4]	42,264	42,915
Deutsche Bank AG 4.10% 2026	7,305	8,016
Deutsche Bank AG 4.10% 2026	857	941
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[4]	2,900	3,090
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[4]	2,100	2,140
Deutsche Bank AG 3.729% 2032 (USD-SOFR + 2.757% on 1/14/2031)[4]	4,000	4,075
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[3,4]	1,200	1,203
GE Capital Funding, LLC 4.05% 2027	5,078	5,751
GE Capital Funding, LLC 4.40% 2030	10,000	11,662
Goldman Sachs Group, Inc. 5.75% 2022	4,800	4,949
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[4]	3,030	3,023
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[4]	13,275	13,254
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]	9,600	10,748

148	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[4]	$7,605	$7,774
Goldman Sachs Group, Inc., Series O, 5.30% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.834% on 11/10/2026)[4]	1,750	1,966
Groupe BPCE SA 2.75% 2023[3]	6,875	7,128
Groupe BPCE SA 5.70% 2023[3]	28,166	31,198
Groupe BPCE SA 5.15% 2024[3]	5,481	6,109
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[3,4]	6,350	6,382
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[4]	12,000	13,878
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[4]	6,490	6,665
Huarong Finance II Co., Ltd. 5.00% 2025	280	202
Huarong Finance II Co., Ltd. 5.50% 2025	200	149
Huarong Finance II Co., Ltd. 4.875% 2026	882	622
Intesa Sanpaolo SpA 3.375% 2023[3]	10,035	10,452
Intesa Sanpaolo SpA 3.25% 2024[3]	770	820
Intesa Sanpaolo SpA 5.017% 2024[3]	68,143	74,180
Intesa Sanpaolo SpA 5.71% 2026[3]	15,400	17,430
Intesa Sanpaolo SpA 3.875% 2027[3]	6,250	6,800
Intesa Sanpaolo SpA 3.875% 2028[3]	1,986	2,150
JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)[4]	5,870	5,880
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[4]	3,088	3,105
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[4]	2,453	2,475
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[4]	9,600	10,589
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[4]	11,980	13,778
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[4]	1,766	1,819
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[4]	4,802	4,932
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[4]	2,675	2,791
Lloyds Banking Group PLC 4.375% 2028	8,825	10,146
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[3,4]	1,405	1,960
MetLife, Inc. 3.60% 2025	3,490	3,862
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]	2,300	2,420
OneMain Holdings, Inc. 7.125% 2026	250	292
PNC Financial Services Group, Inc. 2.854% 2022[4]	5,850	6,054
PNC Funding Corp. 3.30% 2022	8,700	8,861
Rede D’Or Finance SARL 4.50% 2030[3]	3,000	3,084
Santander Holdings USA, Inc. 3.50% 2024	8,325	8,910
Synchrony Financial 2.85% 2022	5,400	5,529
Synchrony Financial 4.375% 2024	3,640	3,964
Travelers Companies, Inc. 2.55% 2050	768	743
UniCredit SpA 3.75% 2022[3]	2,545	2,607
UniCredit SpA 6.572% 2022[3]	11,295	11,645
UniCredit SpA 4.625% 2027[3]	1,395	1,567
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[3,4]	16,130	17,831
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[3,4]	10,221	12,302
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[3,4]	606	661
Wells Fargo & Company 2.10% 2021	16,800	16,822
Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)[4]	1,818	1,815
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[4]	20,480	21,437
		783,890

Energy 4.86%
Antero Resources Corp. 5.375% 2030[3]	280	286
Apache Corp. 4.625% 2025	645	698
Apache Corp. 4.875% 2027	5,475	5,937
Apache Corp. 4.25% 2030	2,465	2,604
Apache Corp. 4.75% 2043	12,100	12,607
Apache Corp. 4.25% 2044	2,100	2,060

American Funds Insurance Series	149

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Apache Corp. 5.35% 2049	$800	$843
BP Capital Markets PLC 3.00% 2050	8,284	8,025
Canadian Natural Resources, Ltd. 2.05% 2025	754	775
Canadian Natural Resources, Ltd. 3.85% 2027	1,151	1,268
Canadian Natural Resources, Ltd. 2.95% 2030	1,113	1,155
Cenovus Energy, Inc. 3.80% 2023	1,120	1,182
Cenovus Energy, Inc. 5.375% 2025	5,000	5,724
Cenovus Energy, Inc. 4.25% 2027	13,897	15,542
Cenovus Energy, Inc. 5.25% 2037	770	923
Cenovus Energy, Inc. 5.40% 2047	15,180	18,825
Cheniere Energy, Inc. 7.00% 2024	410	470
Cheniere Energy, Inc. 5.125% 2027	16,000	18,622
Cheniere Energy, Inc. 3.70% 2029	7,369	8,056
Chevron Corp. 2.355% 2022	4,800	4,916
Columbia Pipeline Partners LP 5.80% 2045	1,410	1,909
ConocoPhillips 4.30% 2028[3]	3,973	4,616
DCP Midstream Operating LP 4.95% 2022	500	511
Devon Energy Corp. 4.50% 2030[3]	5,197	5,718
Diamondback Energy, Inc. 4.40% 2051	2,600	2,935
DT Midstream, Inc. 4.125% 2029[3]	555	564
Enbridge Energy Partners LP 5.875% 2025	7,700	9,093
Enbridge Energy Partners LP 7.375% 2045	18,154	28,592
Enbridge, Inc. 4.00% 2023	1,500	1,602
Enbridge, Inc. 3.40% 2051	1,085	1,092
Energy Transfer Operating LP 5.875% 2024	294	326
Energy Transfer Operating LP 2.90% 2025	4,402	4,635
Energy Transfer Operating LP 3.75% 2030	7,707	8,379
Energy Transfer Operating LP 5.00% 2050	19,288	22,336
Energy Transfer Partners LP 4.20% 2023	2,860	3,061
Energy Transfer Partners LP 4.50% 2024	4,915	5,354
Energy Transfer Partners LP 4.75% 2026	1,506	1,697
Energy Transfer Partners LP 4.20% 2027	45	50
Energy Transfer Partners LP 4.95% 2028	4,559	5,278
Energy Transfer Partners LP 5.25% 2029	1,275	1,507
Energy Transfer Partners LP 6.125% 2045	11,780	15,040
Energy Transfer Partners LP 5.30% 2047	10,459	12,256
Energy Transfer Partners LP 6.00% 2048	1,868	2,365
Energy Transfer Partners LP 6.25% 2049	1,775	2,333
Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[4]	7,850	6,947
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[4]	500	491
Enterprise Products Operating LLC 3.20% 2052	3,031	3,014
EQT Corp. 3.00% 2022	6,700	6,851
EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[4]	7,500	9,782
Equinor ASA 3.625% 2028	4,928	5,544
Equinor ASA 3.125% 2030	20,000	21,796
Equinor ASA 3.25% 2049	5,687	6,059
Exxon Mobil Corp. 3.043% 2026	4,625	5,023
Kinder Morgan Energy Partners LP 6.50% 2037	900	1,237
Kinder Morgan Energy Partners LP 5.50% 2044	700	880
Kinder Morgan, Inc. 5.30% 2034	760	940
MPLX LP 1.75% 2026	5,557	5,620
MPLX LP 4.00% 2028	4,665	5,217
MPLX LP 2.65% 2030	2,404	2,429
MPLX LP 5.50% 2049	6,660	8,640
Occidental Petroleum Corp. 2.90% 2024	4,336	4,439
Odebrecht Drilling Norbe 7.35% 2026 (86.39% PIK)[3,5]	38	20
Odebrecht Drilling Norbe 0% perpetual bonds[3]	1,150	16

150	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Oleoducto Central SA 4.00% 2027[3]	$1,715	$1,772
Oleoducto Central SA 4.00% 2027	350	362
ONEOK, Inc. 2.20% 2025	193	199
ONEOK, Inc. 5.85% 2026	896	1,060
ONEOK, Inc. 4.55% 2028	1,610	1,838
ONEOK, Inc. 3.10% 2030	540	565
ONEOK, Inc. 6.35% 2031	2,794	3,617
ONEOK, Inc. 5.20% 2048	9,563	11,738
ONEOK, Inc. 4.45% 2049	440	487
ONEOK, Inc. 4.50% 2050	1,266	1,413
ONEOK, Inc. 7.15% 2051	3,275	4,826
Petrobras Global Finance Co. 5.093% 2030	5,000	5,464
Petrobras Global Finance Co. 6.90% 2049	4,000	4,774
Petróleos Mexicanos 6.875% 2025[3]	3,663	4,059
Petróleos Mexicanos 6.875% 2025	1,337	1,482
Petróleos Mexicanos 6.875% 2026	43,810	47,935
Petróleos Mexicanos 6.50% 2027	29,533	31,209
Pioneer Natural Resources Company 1.90% 2030	3,175	3,062
Plains All American Pipeline LP 3.80% 2030	590	632
Qatar Petroleum 1.375% 2026[3]	12,400	12,388
Qatar Petroleum 2.25% 2031[3]	12,740	12,605
Qatar Petroleum 3.125% 2041[3]	7,310	7,283
Qatar Petroleum 3.30% 2051[3]	2,185	2,185
SA Global Sukuk, Ltd. 0.946% 2024[3]	9,410	9,408
SA Global Sukuk, Ltd. 1.602% 2026[3]	13,725	13,730
SA Global Sukuk, Ltd. 2.694% 2031[3]	4,680	4,744
Sabine Pass Liquefaction, LLC 6.25% 2022	2,300	2,359
Sabine Pass Liquefaction, LLC 5.625% 2023[4]	1,000	1,075
Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,982
Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,438
Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	18,595
Saudi Arabian Oil Co. 2.875% 2024[3]	4,885	5,148
Shell International Finance BV 3.875% 2028	9,410	10,809
Southwestern Energy Co. 6.45% 2025[4]	920	1,020
Suncor Energy, Inc. 3.75% 2051	715	775
Sunoco Logistics Operating Partners LP 5.40% 2047	6,190	7,351
Targa Resources Partners LP 5.375% 2027	175	183
Total Capital Canada, Ltd. 2.75% 2023	2,140	2,239
Total Capital International 3.455% 2029	885	986
TransCanada PipeLines, Ltd. 4.25% 2028	11,275	12,965
TransCanada PipeLines, Ltd. 4.10% 2030	4,776	5,493
Western Midstream Operating LP 4.35% 2025[4]	2,782	2,943
Western Midstream Operating LP 5.30% 2030[4]	2,202	2,473
Western Midstream Operating LP 6.50% 2050[4]	3,079	3,574
Williams Partners LP 4.50% 2023	500	542
Williams Partners LP 4.30% 2024	595	647
Williams Partners LP 5.10% 2045	225	281
		635,427

Utilities 4.19%
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[3]	10,500	11,801
AEP Texas, Inc. 3.45% 2051	1,475	1,530
Ameren Corp. 4.50% 2049	2,875	3,708
Berkshire Hathaway Energy Company 4.50% 2045	5,895	7,274
CenterPoint Energy, Inc. 2.65% 2031	1,675	1,708
Comisión Federal de Electricidad 3.348% 2031[3]	6,000	5,969
Comisión Federal de Electricidad 4.677% 2051[3]	6,050	5,866
Connecticut Light and Power Co. 2.05% 2031	1,775	1,791
Consolidated Edison Company of New York, Inc. 2.40% 2031	5,922	6,040

American Funds Insurance Series	151

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Consolidated Edison Company of New York, Inc. 3.60% 2061	$250	$259
Consumers Energy Co. 4.05% 2048	8,270	10,072
Consumers Energy Co. 3.75% 2050	5,625	6,648
Duke Energy Corp. 3.75% 2024	3,826	4,121
Duke Energy Florida, LLC 3.40% 2046	6,445	7,026
Duke Energy Progress, LLC 3.70% 2028	3,750	4,225
Edison International 3.125% 2022	2,900	2,988
Edison International 3.55% 2024	6,850	7,289
Edison International 4.95% 2025	175	194
Edison International 5.75% 2027	3,181	3,624
Edison International 4.125% 2028	3,644	3,881
Emera US Finance LP 0.833% 2024[3]	600	597
Emera US Finance LP 2.639% 2031[3]	4,400	4,436
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[4]	1,950	2,287
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[3,4]	1,000	1,164
ENN Clean Energy International Investment, Ltd. 3.375% 2026[3]	1,310	1,337
Entergy Louisiana, LLC 4.20% 2048	6,325	7,711
Eversource Energy 2.75% 2022	527	535
Eversource Energy 3.80% 2023	5,000	5,369
Exelon Corp. 3.40% 2026	1,570	1,711
FirstEnergy Corp. 3.35% 2022[4]	8,750	8,897
FirstEnergy Corp. 1.60% 2026	20,066	19,636
FirstEnergy Corp. 4.40% 2027[4]	12,178	13,257
FirstEnergy Corp. 3.50% 2028[3]	2,400	2,570
FirstEnergy Corp. 4.10% 2028[3]	425	479
FirstEnergy Corp. 2.25% 2030	13,707	13,159
FirstEnergy Corp. 2.65% 2030	12,524	12,493
FirstEnergy Corp., Series B, 4.75% 2023[4]	2,525	2,666
FirstEnergy Transmission LLC 2.866% 2028[3]	4,000	4,149
Georgia Power Co. 3.70% 2050	275	299
IPALCO Enterprises, Inc. 3.70% 2024	200	215
Jersey Central Power & Light Co. 2.75% 2032[3]	525	534
Mississippi Power Co. 4.25% 2042	5,020	5,943
Monongahela Power Co. 3.55% 2027[3]	1,700	1,876
NextEra Energy Capital Holdings, Inc. 1.90% 2028	3,575	3,619
Niagara Mohawk Power Corp. 4.278% 2034[3]	1,000	1,175
Pacific Gas and Electric Co. 1.75% 2022	13,000	12,995
Pacific Gas and Electric Co. 1.367% 2023	11,550	11,551
Pacific Gas and Electric Co. 3.25% 2023	5,615	5,805
Pacific Gas and Electric Co. 3.40% 2024	2,000	2,100
Pacific Gas and Electric Co. 2.95% 2026	10,850	11,113
Pacific Gas and Electric Co. 3.15% 2026	27,543	28,428
Pacific Gas and Electric Co. 3.30% 2027	12,289	12,645
Pacific Gas and Electric Co. 3.30% 2027	5,850	6,062
Pacific Gas and Electric Co. 3.75% 2028	13,075	13,715
Pacific Gas and Electric Co. 4.65% 2028	7,900	8,705
Pacific Gas and Electric Co. 4.55% 2030	35,299	37,788
Pacific Gas and Electric Co. 2.50% 2031	19,695	18,487
Pacific Gas and Electric Co. 3.25% 2031	1,300	1,280
Pacific Gas and Electric Co. 3.30% 2040	8,898	8,055
Pacific Gas and Electric Co. 3.75% 2042	9,466	8,653
Pacific Gas and Electric Co. 4.75% 2044	336	341
Pacific Gas and Electric Co. 3.95% 2047	780	727
Pacific Gas and Electric Co. 3.50% 2050	6,836	6,102
Progress Energy, Inc. 7.75% 2031	1,820	2,600
Public Service Electric and Gas Co. 3.20% 2029	6,000	6,595
Puget Energy, Inc. 6.00% 2021	3,135	3,165
Puget Energy, Inc. 5.625% 2022	8,004	8,327

152	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Puget Energy, Inc. 3.65% 2025	$300	$323
San Diego Gas & Electric Co. 3.32% 2050	1,350	1,433
Southern California Edison Co. 2.85% 2029	8,200	8,524
Southern California Edison Co. 4.20% 2029	11,000	12,423
Southern California Edison Co. 2.50% 2031	5,149	5,166
Southern California Edison Co. 5.35% 2035	6,450	8,179
Southern California Edison Co. 5.75% 2035	4,549	5,973
Southern California Edison Co. 5.625% 2036	7,051	8,973
Southern California Edison Co. 5.55% 2037	3,844	4,789
Southern California Edison Co. 5.95% 2038	5,654	7,346
Southern California Edison Co. 4.50% 2040	4,341	4,993
Southern California Edison Co. 5.50% 2040	606	760
Southern California Edison Co. 4.00% 2047	9,402	9,908
Southern California Edison Co. 4.125% 2048	9,008	9,629
Southern California Edison Co. 4.875% 2049	2,775	3,294
Southern California Edison Co. 3.65% 2050	5,600	5,611
Southern California Edison Co. 3.65% 2051	2,732	2,747
Southern California Edison Co., Series C, 3.60% 2045	2,717	2,714
Southwestern Electric Power Co. 1.65% 2026	3,550	3,596
Union Electric Co. 2.15% 2032	3,175	3,187
Wisconsin Power and Light Co. 3.65% 2050	1,075	1,202
Xcel Energy, Inc. 3.30% 2025	5,650	6,092
Xcel Energy, Inc. 2.60% 2029	2,925	3,043
		547,272

Consumer discretionary 3.92%
Allied Universal Holdco LLC 4.625% 2028[3]	335	336
Amazon.com, Inc. 1.65% 2028	6,855	6,918
Amazon.com, Inc. 2.10% 2031	7,155	7,280
Amazon.com, Inc. 2.875% 2041	1,480	1,529
Amazon.com, Inc. 3.10% 2051	9,380	9,866
Amazon.com, Inc. 3.25% 2061	4,100	4,328
Atlas LuxCo 4 SARL 4.625% 2028[3]	255	256
Carnival Corp. 11.50% 2023[3]	9,140	10,298
DaimlerChrysler North America Holding Corp. 1.75% 2023[3]	8,000	8,167
DaimlerChrysler North America Holding Corp. 3.35% 2023[3]	2,000	2,092
Ford Motor Credit Company LLC 5.125% 2025	3,870	4,267
Ford Motor Credit Company LLC 3.815% 2027	3,790	3,952
Ford Motor Credit Company LLC 4.125% 2027	39,080	41,509
Ford Motor Credit Company LLC 4.271% 2027	18,542	19,892
Ford Motor Credit Company LLC 5.113% 2029	4,205	4,713
General Motors Company 5.40% 2023	421	464
General Motors Company 4.35% 2025	11,358	12,560
General Motors Company 6.125% 2025	28,743	34,046
General Motors Company 6.80% 2027	1,030	1,298
General Motors Company 5.40% 2048	7,200	9,188
General Motors Financial Co. 3.15% 2022	25	26
General Motors Financial Co. 3.45% 2022	200	203
General Motors Financial Co. 3.55% 2022	3,703	3,823
General Motors Financial Co. 3.25% 2023	964	1,001
General Motors Financial Co. 3.70% 2023	2,076	2,180
General Motors Financial Co. 5.20% 2023	4,371	4,708
General Motors Financial Co. 1.05% 2024	4,200	4,225
General Motors Financial Co. 3.50% 2024	9,945	10,679
General Motors Financial Co. 3.95% 2024	6,269	6,748
General Motors Financial Co. 5.10% 2024	1,081	1,190
General Motors Financial Co. 2.75% 2025	3,819	4,023
General Motors Financial Co. 2.90% 2025	1,032	1,093
General Motors Financial Co. 4.00% 2025	587	640

American Funds Insurance Series	153

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
General Motors Financial Co. 1.25% 2026	$5,450	$5,416
General Motors Financial Co. 1.50% 2026	2,950	2,934
General Motors Financial Co. 5.25% 2026	995	1,150
General Motors Financial Co. 2.70% 2027	6,079	6,324
General Motors Financial Co. 2.40% 2028	9,700	9,854
General Motors Financial Co. 3.60% 2030	465	504
General Motors Financial Co. 2.35% 2031	6,075	6,000
General Motors Financial Co. 2.70% 2031	6,075	6,110
Home Depot, Inc. 2.95% 2029	6,081	6,647
Home Depot, Inc. 4.50% 2048	1,915	2,503
Hyundai Capital America 3.75% 2021[3]	8,500	8,505
Hyundai Capital America 2.85% 2022[3]	4,118	4,236
Hyundai Capital America 3.00% 2022[3]	4,500	4,605
Hyundai Capital America 3.25% 2022[3]	1,521	1,568
Hyundai Capital America 3.95% 2022[3]	8,000	8,160
Hyundai Capital America 1.25% 2023[3]	3,150	3,181
Hyundai Capital America 2.375% 2023[3]	9,977	10,245
Hyundai Capital America 0.875% 2024[3]	2,780	2,768
Hyundai Capital America 3.40% 2024[3]	8,180	8,728
Hyundai Capital America 1.80% 2025[3]	12,714	12,916
Hyundai Capital America 2.65% 2025[3]	13,054	13,677
Hyundai Capital America 1.30% 2026[3]	6,000	5,937
Hyundai Capital America 1.50% 2026[3]	2,675	2,657
Hyundai Capital America 2.375% 2027[3]	6,264	6,414
Hyundai Capital America 3.00% 2027[3]	10,408	11,037
Hyundai Capital America 1.80% 2028[3]	6,000	5,956
Hyundai Capital America 2.00% 2028[3]	5,900	5,859
Hyundai Capital Services, Inc. 1.25% 2026[3]	3,695	3,641
Limited Brands, Inc. 6.875% 2035	740	938
Marriott International, Inc. 5.75% 2025	3,125	3,609
Marriott International, Inc. 3.125% 2026	410	436
McDonald’s Corp. 2.125% 2030	2,482	2,511
McDonald’s Corp. 4.45% 2047	3,535	4,348
McDonald’s Corp. 3.625% 2049	2,938	3,262
MGM Resorts International 7.75% 2022	2,000	2,093
NIKE, Inc. 3.25% 2040	6,171	6,785
NIKE, Inc. 3.875% 2045	1,560	1,877
Nissan Motor Co., Ltd. 2.60% 2022[3]	1,415	1,445
Nissan Motor Co., Ltd. 3.043% 2023[3]	240	250
Nissan Motor Co., Ltd. 3.522% 2025[3]	800	855
Nissan Motor Co., Ltd. 2.00% 2026[3]	12,000	12,086
Nissan Motor Co., Ltd. 4.345% 2027[3]	1,790	1,969
Nissan Motor Co., Ltd. 2.75% 2028[3]	11,200	11,313
Nissan Motor Co., Ltd. 4.81% 2030[3]	17,533	19,813
Starbucks Corp. 3.75% 2047	3,785	4,185
Starbucks Corp. 3.35% 2050	7,680	8,051
Toyota Motor Credit Corp. 3.375% 2030	6,664	7,478
Volkswagen Group of America Finance, LLC 4.00% 2021[3]	4,510	4,573
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	15,000	16,219
Volkswagen Group of America Finance, LLC 2.85% 2024[3]	2,996	3,167
Volkswagen Group of America Finance, LLC 1.25% 2025[3]	1,150	1,144
Volkswagen Group of America Finance, LLC 3.35% 2025[3]	2,636	2,846
Wynn Resorts, Ltd. 5.125% 2029[3]	410	434
		512,717

154	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care 3.54%
Abbott Laboratories 3.40% 2023	$910	$971
Abbott Laboratories 3.75% 2026	2,244	2,535
Abbott Laboratories 4.75% 2036	4,565	5,887
AbbVie, Inc. 3.20% 2022	9,600	9,919
AbbVie, Inc. 3.20% 2029	23,754	25,818
Amgen, Inc. 2.45% 2030	10,000	10,319
Anthem, Inc. 2.375% 2025	1,534	1,607
AstraZeneca Finance LLC 1.75% 2028	1,429	1,430
AstraZeneca Finance LLC 2.25% 2031	572	581
AstraZeneca PLC 4.00% 2029	5,920	6,809
AstraZeneca PLC 3.00% 2051	1,437	1,489
Bausch Health Companies, Inc. 4.875% 2028[3]	830	851
Bayer US Finance II LLC 3.875% 2023[3]	8,783	9,410
Bayer US Finance II LLC 4.25% 2025[3]	17,570	19,596
Becton, Dickinson and Company 3.734% 2024	903	984
Becton, Dickinson and Company 4.669% 2047	3,395	4,237
Boston Scientific Corp. 3.375% 2022	350	359
Boston Scientific Corp. 3.85% 2025	255	282
Centene Corp. 4.25% 2027	14,860	15,677
Centene Corp. 2.45% 2028	11,155	11,320
Centene Corp. 4.625% 2029	14,945	16,455
Centene Corp. 3.375% 2030	15,718	16,452
Centene Corp. 2.50% 2031	8,550	8,443
Cigna Corp. 4.375% 2028	7,090	8,252
EMD Finance LLC 2.95% 2022[3]	2,100	2,131
GlaxoSmithKline PLC 3.375% 2023	16,800	17,756
Kaiser Foundation Hospitals 2.81% 2041	910	930
Laboratory Corporation of America Holdings 1.55% 2026	1,210	1,216
Laboratory Corporation of America Holdings 2.70% 2031	805	821
Laboratory Corporation of America Holdings 4.70% 2045	4,160	5,002
Novartis Capital Corp. 1.75% 2025	2,361	2,434
Novartis Capital Corp. 2.20% 2030	5,446	5,629
Shire PLC 3.20% 2026	15,100	16,407
Teva Pharmaceutical Finance Co. BV 2.20% 2021	4,911	4,910
Teva Pharmaceutical Finance Co. BV 2.80% 2023	16,420	16,383
Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	49,672
Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	65,583
Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	29,446
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	40,949
UnitedHealth Group, Inc. 3.35% 2022	4,385	4,525
UnitedHealth Group, Inc. 3.75% 2025	5,410	6,007
UnitedHealth Group, Inc. 2.30% 2031	1,626	1,666
UnitedHealth Group, Inc. 3.05% 2041	1,300	1,363
UnitedHealth Group, Inc. 3.25% 2051	1,887	2,017
Zimmer Holdings, Inc. 3.15% 2022	7,845	7,971
		462,501

Industrials 2.42%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	2,841	2,809
Air Lease Corp. 2.875% 2026	11,453	12,043
Avolon Holdings Funding, Ltd. 3.625% 2022[3]	2,810	2,875
Avolon Holdings Funding, Ltd. 3.95% 2024[3]	12,514	13,353
Avolon Holdings Funding, Ltd. 2.125% 2026[3]	8,333	8,306
Avolon Holdings Funding, Ltd. 4.25% 2026[3]	3,302	3,581
Avolon Holdings Funding, Ltd. 3.25% 2027[3]	8,000	8,259
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[4]	1,680	1,928
Boeing Company 4.508% 2023	11,358	12,112
Boeing Company 1.95% 2024	5,646	5,785

American Funds Insurance Series	155

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Company 2.80% 2024	$500	$522
Boeing Company 4.875% 2025	31,752	35,594
Boeing Company 2.196% 2026	16,571	16,732
Boeing Company 2.75% 2026	16,488	17,234
Boeing Company 3.10% 2026	649	687
Boeing Company 2.70% 2027	6,473	6,697
Boeing Company 5.04% 2027	15,716	18,143
Boeing Company 3.25% 2028	11,379	12,076
Boeing Company 3.25% 2028	1,925	2,023
Boeing Company 5.15% 2030	29,737	35,241
Boeing Company 3.625% 2031	842	907
Boeing Company 3.90% 2049	1,411	1,491
Boeing Company 5.805% 2050	2,782	3,752
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[3]	2,485	2,601
Carrier Global Corp. 3.377% 2040	15,000	15,759
General Dynamics Corp. 2.25% 2031	709	728
General Electric Capital Corp. 3.373% 2025	4,615	5,038
General Electric Capital Corp. 4.418% 2035	3,700	4,441
General Electric Co. 3.45% 2027	1,523	1,675
General Electric Co. 3.625% 2030	675	753
Mexico City Airport Trust 5.50% 2046	1,959	1,984
Mexico City Airport Trust 5.50% 2047	5,909	5,998
Mexico City Airport Trust 5.50% 2047[3]	1,132	1,149
Northrop Grumman Corp. 3.25% 2028	10,845	11,857
Triton Container International, Ltd. 1.15% 2024[3]	1,609	1,606
Triton Container International, Ltd. 3.15% 2031[3]	2,482	2,499
Union Pacific Corp. 2.15% 2027	2,213	2,301
Union Pacific Corp. 2.40% 2030	4,454	4,608
Union Pacific Corp. 2.375% 2031	5,155	5,271
Union Pacific Corp. 3.25% 2050	7,000	7,398
United Rentals, Inc. 5.50% 2027	5,000	5,306
United Technologies Corp. 3.125% 2027	4,551	4,954
United Technologies Corp. 4.125% 2028	4,974	5,727
Vinci SA 3.75% 2029[3]	2,000	2,260
		316,063

Communication services 2.11%
AT&T, Inc. 0.90% 2024	13,000	13,030
AT&T, Inc. 1.70% 2026	19,000	19,204
AT&T, Inc. 2.55% 2033[3]	4,953	4,912
AT&T, Inc. 3.50% 2053[3]	10,240	10,303
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[3]	4,800	5,041
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	5,774
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	6,375
CenturyLink, Inc. 4.00% 2027[3]	16,374	16,722
Comcast Corp. 3.15% 2028	7,200	7,911
Comcast Corp. 2.65% 2030	7,500	7,902
Comcast Corp. 4.00% 2048	5,000	5,873
Embarq Corp. 7.995% 2036	2,500	2,837
SBA Tower Trust 1.631% 2026[3]	6,741	6,750
Sirius XM Radio, Inc. 4.00% 2028[3]	675	696
SoftBank Group Corp. 3.36% 2023[3]	725	729
Tencent Holdings, Ltd. 3.595% 2028	14,000	15,349
Tencent Holdings, Ltd. 3.975% 2029	12,298	13,733
Tencent Holdings, Ltd. 2.39% 2030	11,702	11,672
Tencent Holdings, Ltd. 2.39% 2030[3]	10,000	9,975
T-Mobile US, Inc. 3.50% 2025	3,275	3,559
T-Mobile US, Inc. 2.625% 2026	2,875	2,947
T-Mobile US, Inc. 3.75% 2027	5,000	5,537

156	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile US, Inc. 3.875% 2030	$4,500	$5,046
T-Mobile US, Inc. 2.875% 2031	4,075	4,050
T-Mobile US, Inc. 3.50% 2031	9,000	9,322
T-Mobile US, Inc. 3.00% 2041	2,100	2,079
T-Mobile US, Inc. 4.50% 2050	11,575	13,797
Verizon Communications, Inc. 1.45% 2026	4,675	4,717
Verizon Communications, Inc. 2.10% 2028	8,975	9,169
Verizon Communications, Inc. 4.329% 2028	1,539	1,792
Verizon Communications, Inc. 1.75% 2031	3,300	3,165
Verizon Communications, Inc. 2.55% 2031	7,375	7,544
Verizon Communications, Inc. 3.40% 2041	2,050	2,171
Verizon Communications, Inc. 2.875% 2050	3,000	2,857
Verizon Communications, Inc. 3.55% 2051	1,975	2,113
Vodafone Group PLC 4.375% 2028	10,000	11,642
Vodafone Group PLC 4.25% 2050	3,050	3,569
Walt Disney Company 2.65% 2031	15,000	15,759
		275,623

Consumer staples 1.62%
7-Eleven, Inc. 1.80% 2031[3]	5,013	4,799
Altria Group, Inc. 4.40% 2026	4,585	5,190
Altria Group, Inc. 4.50% 2043	1,585	1,707
Altria Group, Inc. 5.95% 2049	9,039	11,587
Anheuser-Busch InBev NV 4.75% 2029	7,500	8,942
Anheuser-Busch InBev NV 5.55% 2049	5,000	6,883
Anheuser-Busch InBev NV 4.50% 2050	1,355	1,652
British American Tobacco International Finance PLC 3.95% 2025[3]	16,879	18,447
British American Tobacco International Finance PLC 1.668% 2026	4,070	4,071
British American Tobacco PLC 3.557% 2027	10,991	11,776
British American Tobacco PLC 2.259% 2028	4,348	4,320
British American Tobacco PLC 4.39% 2037	1,500	1,620
British American Tobacco PLC 4.54% 2047	12,786	13,622
British American Tobacco PLC 4.758% 2049	23,659	25,693
Conagra Brands, Inc. 5.30% 2038	436	555
Conagra Brands, Inc. 5.40% 2048	57	77
Constellation Brands, Inc. 3.50% 2027	7,500	8,266
Constellation Brands, Inc. 2.875% 2030	620	651
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,335	2,415
JBS Investments GMBH II 7.00% 2026[3]	3,868	4,111
JBS Investments GMBH II 7.00% 2026	1,665	1,770
JBS Luxembourg SARL 3.625% 2032[3]	1,230	1,231
Keurig Dr Pepper, Inc. 4.057% 2023	3,112	3,319
Keurig Dr Pepper, Inc. 4.597% 2028	10,752	12,637
Molson Coors Brewing Co. 2.10% 2021	2,415	2,417
Molson Coors Brewing Co. 4.20% 2046	4,165	4,651
Philip Morris International, Inc. 4.25% 2044	9,550	11,153
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	3,110	3,158
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	685	705
Reynolds American, Inc. 4.45% 2025	14,570	16,147
Reynolds American, Inc. 5.85% 2045	1,970	2,416
Wal-Mart Stores, Inc. 2.85% 2024	6,765	7,222
Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,457
		211,667

Information technology 1.16%
Apple, Inc. 1.55% 2021	11,630	11,631
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.875% 2027	7,027	7,769
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.50% 2028	4,803	5,272
Broadcom, Inc. 3.15% 2025	1,164	1,248

American Funds Insurance Series	157

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Broadcom, Inc. 2.45% 2031[3]	$7,000	$6,884
Broadcom, Inc. 4.30% 2032	6,000	6,840
Broadcom, Inc. 3.469% 2034[3]	44,436	47,048
Fidelity National Information Services, Inc. 2.25% 2031	495	495
Microsoft Corp. 2.525% 2050	10,000	9,848
Oracle Corp. 1.65% 2026	8,417	8,536
Oracle Corp. 2.30% 2028	6,875	7,058
Oracle Corp. 2.875% 2031	7,393	7,695
Oracle Corp. 3.95% 2051	4,869	5,321
PayPal Holdings, Inc. 1.65% 2025	6,989	7,178
PayPal Holdings, Inc. 2.30% 2030	330	342
salesforce.com, inc. 1.95% 2031	3,775	3,784
salesforce.com, inc. 2.70% 2041	875	882
salesforce.com, inc. 2.90% 2051	8,295	8,418
salesforce.com, inc. 3.05% 2061	265	270
Square, Inc. 2.75% 2026[3]	1,975	2,012
Square, Inc. 3.50% 2031[3]	825	833
VeriSign, Inc. 2.70% 2031	2,109	2,145
		151,509

Real estate 0.42%
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,611
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	176
American Campus Communities, Inc. 3.75% 2023	2,900	3,040
American Campus Communities, Inc. 3.875% 2031	620	689
American Tower Corp. 2.70% 2031	1,100	1,136
Corporacion Inmobiliaria Vesta, SAB de CV 3.625% 2031[3]	395	402
Corporate Office Properties LP 2.75% 2031	1,547	1,561
Crown Castle International Corp. 2.50% 2031	4,614	4,653
Equinix, Inc. 2.90% 2026	3,287	3,522
Equinix, Inc. 3.20% 2029	3,846	4,130
Equinix, Inc. 2.50% 2031	7,760	7,899
Equinix, Inc. 3.40% 2052	1,201	1,238
Essex Portfolio LP 3.25% 2023	335	350
Essex Portfolio LP 3.875% 2024	1,000	1,077
Essex Portfolio LP 2.55% 2031	4,338	4,403
Hospitality Properties Trust 5.00% 2022	1,270	1,286
Hospitality Properties Trust 4.50% 2025	855	852
Hospitality Properties Trust 3.95% 2028	1,710	1,617
Iron Mountain, Inc. 4.875% 2027[3]	1,605	1,666
Iron Mountain, Inc. 5.25% 2028[3]	3,500	3,670
Kimco Realty Corp. 3.40% 2022	1,045	1,081
Omega Healthcare Investors, Inc. 4.375% 2023	186	198
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,079
Scentre Group 3.50% 2025[3]	4,565	4,909
Sun Communities Operating LP 2.70% 2031	3,244	3,251
		55,496

Materials 0.12%
Air Products and Chemicals, Inc. 2.70% 2040	2,911	2,959
Huntsman International LLC 2.95% 2031	911	925
International Flavors & Fragrances, Inc. 2.30% 2030[3]	4,175	4,157
LYB International Finance III, LLC 2.25% 2030	3,802	3,802
LYB International Finance III, LLC 3.625% 2051	2,617	2,769
LYB International Finance III, LLC 3.80% 2060	1,112	1,179
		15,791

Total corporate bonds, notes & loans		3,967,956

158	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 11.11%
Federal agency mortgage-backed obligations 9.88%
Fannie Mae Pool #976945 5.50% 2023[6]	$34	$34
Fannie Mae Pool #AB1068 4.50% 2025[6]	101	106
Fannie Mae Pool #AJ9156 3.00% 2026[6]	275	290
Fannie Mae Pool #AJ6967 3.00% 2026[6]	134	141
Fannie Mae Pool #AJ5522 3.00% 2026[6]	3	4
Fannie Mae Pool #256133 4.50% 2026[6]	109	117
Fannie Mae Pool #AK5394 3.00% 2027[6]	640	678
Fannie Mae Pool #AL5603 3.00% 2027[6]	565	594
Fannie Mae Pool #AX3597 3.00% 2027[6]	253	266
Fannie Mae Pool #AB4281 3.00% 2027[6]	113	119
Fannie Mae Pool #AB4486 3.00% 2027[6]	56	59
Fannie Mae Pool #AB5236 3.00% 2027[6]	23	24
Fannie Mae Pool #AO0800 3.00% 2027[6]	19	20
Fannie Mae Pool #AK0971 3.00% 2027[6]	9	10
Fannie Mae Pool #AL3802 3.00% 2028[6]	787	832
Fannie Mae Pool #AR3058 3.00% 2028[6]	100	105
Fannie Mae Pool #AL8241 3.00% 2029[6]	762	805
Fannie Mae Pool #BM4299 3.00% 2030[6]	2,175	2,286
Fannie Mae Pool #AL9573 3.00% 2031[6]	90	95
Fannie Mae Pool #AS8018 3.00% 2031[6]	70	74
Fannie Mae Pool #BM4741 3.00% 2032[6]	54	58
Fannie Mae Pool #924866 1.64% 2037[6,7]	712	720
Fannie Mae Pool #945680 6.00% 2037[6]	621	735
Fannie Mae Pool #913966 6.00% 2037[6]	68	79
Fannie Mae Pool #889982 5.50% 2038[6]	1,311	1,527
Fannie Mae Pool #988588 5.50% 2038[6]	258	300
Fannie Mae Pool #AB1297 5.00% 2040[6]	294	337
Fannie Mae Pool #AH8144 5.00% 2041[6]	1,403	1,586
Fannie Mae Pool #AI1862 5.00% 2041[6]	1,349	1,545
Fannie Mae Pool #AH9479 5.00% 2041[6]	1,267	1,426
Fannie Mae Pool #AI3510 5.00% 2041[6]	842	964
Fannie Mae Pool #AJ0704 5.00% 2041[6]	734	840
Fannie Mae Pool #AJ5391 5.00% 2041[6]	428	488
Fannie Mae Pool #BM6240 2.201% 2044[6,7]	2,584	2,732
Fannie Mae Pool #AZ3904 4.00% 2045[6]	76	83
Fannie Mae Pool #AL8522 3.50% 2046[6]	1,251	1,357
Fannie Mae Pool #BD1968 4.00% 2046[6]	1,968	2,144
Fannie Mae Pool #BE0592 4.00% 2046[6]	528	565
Fannie Mae Pool #BD5477 4.00% 2046[6]	258	278
Fannie Mae Pool #CA0770 3.50% 2047[6]	8,073	8,561
Fannie Mae Pool #CA0706 4.00% 2047[6]	178	191
Fannie Mae Pool #MA3058 4.00% 2047[6]	74	79
Fannie Mae Pool #BM4413 4.50% 2047[6]	5,365	5,828
Fannie Mae Pool #BF0293 3.00% 2048[6]	10,714	11,386
Fannie Mae Pool #FM4891 3.50% 2048[6]	32,271	34,647
Fannie Mae Pool #BF0318 3.50% 2048[6]	9,697	10,449
Fannie Mae Pool #CA1189 3.50% 2048[6]	2,247	2,378
Fannie Mae Pool #MA3384 4.00% 2048[6]	199	212
Fannie Mae Pool #BJ9169 4.00% 2048[6]	120	129
Fannie Mae Pool #BJ5749 4.00% 2048[6]	26	29
Fannie Mae Pool #BM4676 4.00% 2048[6]	20	22
Fannie Mae Pool #CA2493 4.50% 2048[6]	1,214	1,311
Fannie Mae Pool #CA3807 3.00% 2049[6]	1,920	2,040
Fannie Mae Pool #CA3806 3.00% 2049[6]	1,107	1,179
Fannie Mae Pool #FM0007 3.50% 2049[6]	25,833	27,816
Fannie Mae Pool #FM1954 3.50% 2049[6]	11,252	12,010
Fannie Mae Pool #FM1589 3.50% 2049[6]	7,178	7,692
Fannie Mae Pool #FM1262 4.00% 2049[6]	39,638	42,753
Fannie Mae Pool #FM5507 3.00% 2050[6]	22,580	24,179

American Funds Insurance Series	159

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BF0145 3.50% 2057[6]	$16,197		$17,624
Fannie Mae Pool #BF0264 3.50% 2058[6]	12,658		13,709
Fannie Mae Pool #BF0332 3.00% 2059[6]	27,684		29,980
Fannie Mae Pool #BF0497 3.00% 2060[6]	22,798		24,218
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[6,7]	—	[8]	—	[8]
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[6]	9		11
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[6]	22		27
Fannie Mae, Series 2002-W1, Class 2A, 5.333% 2042[6,7]	28		31
Freddie Mac Pool #ZK4277 3.00% 2027[6]	465		492
Freddie Mac Pool #ZK3836 3.00% 2027[6]	158		166
Freddie Mac Pool #ZK3970 3.00% 2027[6]	144		152
Freddie Mac Pool #ZS6521 3.00% 2027[6]	99		105
Freddie Mac Pool #ZK3893 3.00% 2027[6]	49		52
Freddie Mac Pool #ZK4162 3.00% 2027[6]	37		39
Freddie Mac Pool #ZS8452 3.00% 2027[6]	11		12
Freddie Mac Pool #ZS8463 3.00% 2027[6]	5		5
Freddie Mac Pool #ZK4039 3.00% 2027[6]	5		5
Freddie Mac Pool #ZS8507 3.00% 2028[6]	186		197
Freddie Mac Pool #ZK7590 3.00% 2029[6]	3,935		4,159
Freddie Mac Pool #ZK7593 3.00% 2029[6]	199		210
Freddie Mac Pool #ZT1931 3.00% 2033[6]	248		263
Freddie Mac Pool #A15120 5.50% 2033[6]	61		69
Freddie Mac Pool #QN1073 3.00% 2034[6]	90		95
Freddie Mac Pool #G05196 5.50% 2038[6]	72		84
Freddie Mac Pool #G05267 5.50% 2038[6]	53		62
Freddie Mac Pool #G06020 5.50% 2039[6]	102		119
Freddie Mac Pool #A93948 4.50% 2040[6]	209		230
Freddie Mac Pool #G05860 5.50% 2040[6]	375		437
Freddie Mac Pool #G06868 4.50% 2041[6]	251		280
Freddie Mac Pool #G06841 5.50% 2041[6]	599		697
Freddie Mac Pool #841039 2.213% 2043[6,7]	2,399		2,546
Freddie Mac Pool #Z40130 3.00% 2046[6]	26,864		28,881
Freddie Mac Pool #G61733 3.00% 2047[6]	6,699		7,122
Freddie Mac Pool #G08789 4.00% 2047[6]	1,136		1,219
Freddie Mac Pool #G67709 3.50% 2048[6]	19,473		21,104
Freddie Mac Pool #G61628 3.50% 2048[6]	497		532
Freddie Mac Pool #SI2002 4.00% 2048[6]	2,284		2,445
Freddie Mac Pool #Q58494 4.00% 2048[6]	1,475		1,576
Freddie Mac Pool #QA4673 3.00% 2049[6]	38,670		41,170
Freddie Mac Pool #SD7507 3.00% 2049[6]	24,576		26,118
Freddie Mac Pool #SD7508 3.50% 2049[6]	16,385		17,753
Freddie Mac Pool #RA1369 3.50% 2049[6]	3,530		3,775
Freddie Mac Pool #ZN4842 3.50% 2049[6]	1,232		1,317
Freddie Mac, Series 3061, Class PN, 5.50% 2035[6]	80		93
Freddie Mac, Series 3318, Class JT, 5.50% 2037[6]	200		231
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[6]	4,283		4,346
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[6]	8,608		8,688
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[6]	168		156
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[6]	162		148
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[6]	12,865		13,523
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[6]	2,790		2,940
Government National Mortgage Assn. 2.00% 2051[6,9]	92,000		93,535
Government National Mortgage Assn. 2.50% 2051[6,9]	55,519		57,356
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[6]	25,415		26,946
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[6]	3,659		3,880
Government National Mortgage Assn. Pool #MA6221 4.50% 2049[6]	11,765		12,559
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[6]	1,273		1,359

160	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[6]	$81		$88
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[6]	—	[8]	—	[8]
Uniform Mortgage-Backed Security 1.50% 2036[6,9]	39,725		40,080
Uniform Mortgage-Backed Security 2.00% 2036[6,9]	27,575		28,444
Uniform Mortgage-Backed Security 2.00% 2036[6,9]	21,500		22,146
Uniform Mortgage-Backed Security 2.50% 2036[6,9]	62,700		65,317
Uniform Mortgage-Backed Security 2.00% 2051[6,9]	44,576		44,832
Uniform Mortgage-Backed Security 2.50% 2051[6,9]	162,393		167,297
Uniform Mortgage-Backed Security 2.50% 2051[6,9]	5,140		5,306
Uniform Mortgage-Backed Security 3.00% 2051[6,9]	130,899		136,245
Uniform Mortgage-Backed Security 3.50% 2051[6,9]	56,700		59,722
Uniform Mortgage-Backed Security 4.00% 2051[6,9]	12,225		13,029
Uniform Mortgage-Backed Security 4.50% 2051[6,9]	15,000		16,139
			1,290,807

Collateralized mortgage-backed obligations (privately originated) 0.80%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[3,6,7]	5,263		5,303
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[3,6]	295		297
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.692% 2029[3,6,7]	3,175		3,186
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[3,6,7]	1,251		1,275
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[3,6,7]	984		1,007
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,6,7]	978		980
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[3,6,7]	2,670		2,673
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[3,6,7]	842		850
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[3,6]	1,612		1,666
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[3,6,7]	2,281		2,316
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,6]	4,067		4,422
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[3,6]	3,466		3,791
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[3,6,7]	2,480		2,525
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[3,6,7]	1,046		1,066
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[6]	240		265
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[3,6,7]	2,842		2,910
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,6,7]	1,313		1,316
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[3,6,7]	1,086		1,089
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[3,6,7]	4,916		4,905
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.077% 2023[3,6,7]	11,402		11,420
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.70% 2022[3,6,7,10]	25,588		25,588
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[3,6,7]	1,297		1,317
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[3,6]	4,992		5,034
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[3,6]	4,089		4,037
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[3,6]	148		147
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,6]	15,516		15,705
			105,090

Commercial mortgage-backed securities 0.43%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[6]	100		113
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[6]	770		884
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[6]	1,018		1,114
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[6]	130		142
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[6]	205		230
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[6,7]	2,444		2,826
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[6]	295		305
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[6]	2,541		2,955

American Funds Insurance Series	161

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[6,7]	$781	$920
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 2038[3,6,7]	3,769	3,776
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.97% 2038[3,6,7]	436	437
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.20% 2038[3,6,7]	295	296
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.50% 2038[3,6,7]	746	748
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[6]	250	269
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[6]	610	669
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[3,6]	430	430
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[3,6,7]	312	333
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[6]	350	377
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.714% 2048[6,7]	204	219
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[6,7]	300	314
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[6]	200	216
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[3,6,7]	2,880	2,889
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.455% 2038[3,6,7]	657	660
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.775% 2038[3,6,7]	686	690
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.325% 2038[3,6,7]	686	691
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[3,6]	2,601	2,660
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.428% 2044[3,6,7]	530	529
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[6]	400	441
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[6]	100	114
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[6]	1,536	1,589
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[6]	3,280	3,531
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[6]	640	708
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[3,6]	785	815
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[6,7]	2,040	2,257
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,6]	153	153
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[6]	2,038	2,191
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[6]	410	440
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[6]	245	273
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[6]	730	799
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[6,7]	208	221
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[3,6]	8,217	8,584
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[6]	2,437	2,637
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.23% 2048[6,7]	220	233
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[6]	350	356
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[6]	130	140
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[6]	2,550	2,848
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[6]	1,019	1,111
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[6]	250	274
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[6]	205	227
		55,634

Total mortgage-backed obligations		1,451,531

162	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 3.35%
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[3,6]	$2,210	$2,373
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[3,6]	2,755	2,979
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[3,6]	7,689	8,028
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[3,6]	3,445	3,448
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[3,6]	531	532
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,6]	2,427	2,505
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[3,6]	193	193
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[3,6]	623	661
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[3,6]	1,279	1,397
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[3,6]	2,602	2,649
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 2026[3,6]	2,500	2,578
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[3,6]	1,465	1,467
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[3,6]	806	805
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[6]	236	236
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[6]	997	1,001
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[6]	1,109	1,117
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[6]	2,613	2,643
Ballyrock, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.155% 2030[3,6,7]	575	575
Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443% 2046[3,6]	4,639	4,678
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446% 2046[3,6]	529	534
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[6]	400	417
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[6]	210	209
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[6]	206	205
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,6]	10,894	11,080
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,6]	2,076	2,110
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,6]	3,567	3,631
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,6]	386	392
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[3,6]	6,360	6,409
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[3,6]	2,014	2,034
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[3,6]	2,825	2,845
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[3,6]	5,890	5,950
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[3,6]	4,615	4,586
CLI Funding V LLC, Series 2021-1A, Class B, 2.38% 2046[3,6]	518	514
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[3,6]	726	731
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[3,6]	743	752
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[3,6]	1,125	1,158
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[3,6]	3,045	3,112
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[3,6]	694	694
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[3,6]	590	587
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[3,6]	7,411	7,542
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[3,6]	1,900	1,905
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[6]	2,524	2,530
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[6]	4,910	5,003
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[6]	4,610	4,676
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[6]	4,020	4,183
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[6]	5,369	5,396
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[6]	4,053	4,081
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[3,6]	880	892
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[3,6]	1,915	1,981
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[3,6]	2,565	2,599
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[3,6]	4,250	4,387
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[3,6]	825	825
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[3,6]	449	448
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[3,6]	817	825
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[3,6]	1,179	1,183
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[3,6]	1,231	1,236
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[3,6]	832	837

American Funds Insurance Series	163

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.184% 2029[3,6,7]	$400	$400
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[3,6]	592	594
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[3,6]	5,000	5,064
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[3,6]	2,145	2,168
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[3,6]	2,040	2,055
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[6]	1,663	1,665
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[6]	780	788
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[3,6]	900	926
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[3,6]	5,000	5,161
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[3,6]	6,000	6,213
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[6]	1,807	1,812
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[6]	1,012	1,030
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[6]	2,612	2,612
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,6]	18,121	18,111
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[3,6]	17,675	18,771
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[3,6]	1,127	1,171
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[3,6]	30,070	32,472
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[6]	2,625	2,687
Freedom Financial, Series 2021-2, Class A, 0.68% 2028[3,6]	1,880	1,881
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,6]	2,622	2,671
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[3,6]	1,672	1,682
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[3,6]	186	188
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[3,6]	3,535	3,574
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[3,6]	11,721	11,686
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[6]	301	311
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[6]	425	443
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[3,6]	18,033	18,104
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[3,6]	1,171	1,176
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[3,6]	810	814
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[3,6]	19,539	19,606
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[3,6]	1,264	1,271
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[3,6]	859	865
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-2A, Class B, 3.94% 2022[3,6]	10	10
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[3,6]	281	282
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[3,6]	758	762
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[3,6]	430	430
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.186% 2030[3,6,7]	900	900
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.334% 2029[3,6,7]	1,050	1,050
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[3,6]	6,263	6,282
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,6]	8,260	8,271
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[3,6]	18,392	18,457
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.146% 2030[3,6,7]	275	275
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.158% 2027[3,6,7]	1,106	1,107
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.238% 2027[3,6,7]	1,933	1,934
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.147% 2028[3,6,7]	2,209	2,211
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[3,6,7]	450	450
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[3,6]	7,884	7,851

164	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[3,6]	$2,190	$2,228
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[3,6]	1,355	1,390
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[6]	1,510	1,513
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[6]	3,110	3,214
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[6]	2,812	2,819
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[6]	3,344	3,375
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[6]	2,211	2,241
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[6]	1,802	1,806
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[3,6]	2,914	2,921
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[3,6]	537	545
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.264% 2030[3,6,7]	475	475
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[3,6]	3,584	3,619
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[3,6]	2,638	2,662
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[3,6]	5,297	5,393
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[3,6]	7,061	7,003
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[3,6]	5,960	6,052
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[3,6]	424	422
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[3,6]	6,000	6,330
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[3,6]	12,060	12,156
Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[3,6]	4,831	4,814
Triton Container Finance LLC, Series 2021-1A, Class B, 2.58% 2046[3,6]	398	396
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[3,6]	1,557	1,572
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[3,6]	1,690	1,691
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[3,6]	2,181	2,183
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[3,6]	1,446	1,447
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[3,6]	3,023	3,063
		437,918

Municipals 1.71%
California 0.06%
G.O. Bonds, Series 2009, 7.50% 2034	2,100	3,312
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,838
		7,150

Illinois 1.57%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	65	80
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	30,835	37,690
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	8,945	11,436
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	2,500	2,418
G.O. Bonds, Series 2013-B, 4.11% 2022	750	764
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,220
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	16,192	17,308
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,000	125,902
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	1,946	1,946
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,438
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,435
		205,637

New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 2034	6,390	6,459

American Funds Insurance Series	165

The Bond Fund of America (formerly Bond Fund) (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		$4,075	$4,170

Total municipals			223,416

Bonds & notes of governments & government agencies outside the U.S. 0.82%
Colombia (Republic of) 5.75% 2027	COP	24,813,800	6,335
Dominican Republic 5.95% 2027[3]		$8,100	9,129
Panama Bonos Del Tesoro 3.362% 2031		15,625	15,685
Paraguay (Republic of) 5.00% 2026		1,250	1,427
Peru (Republic of) 5.94% 2029	PEN	6,005	1,709
Peru (Republic of) 2.783% 2031		$3,790	3,871
Peru (Republic of) 6.15% 2032	PEN	5,695	1,553
Philippines (Republic of) 3.20% 2046		$4,900	4,924
Portuguese Republic 5.125% 2024		24,775	28,148
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[3]		1,862	1,895
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[3]		1,020	1,128
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[3]		1,270	1,403
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[3]		340	396
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[3]		1,150	1,362
Qatar (State of) 4.50% 2028[3]		5,100	6,028
Qatar (State of) 5.103% 2048[3]		3,400	4,522
Saudi Arabia (Kingdom of) 3.628% 2027[3]		5,000	5,516
Saudi Arabia (Kingdom of) 3.625% 2028[3]		11,435	12,658
			107,689

Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 2026[1]		11,910	12,620

Total bonds, notes & other debt instruments (cost: $12,255,833,000)			12,682,238

Short-term securities 8.82%		Shares
Money market investments 8.82%
Capital Group Central Cash Fund 0.04%[11,12]		11,531,431	1,153,143

Total short-term securities (cost: $1,153,188,000)			1,153,143
Total investment securities 105.87% (cost: $13,409,021,000)			13,835,381
Other assets less liabilities (5.87)%			(767,671)

Net assets 100.00%			$13,067,710

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [13]	Value at 6/30/2021 (000) [14]	Unrealized appreciation (depreciation) at 6/30/2021 (000)
90 Day Euro Dollar Futures	Long	2,010	December 2022	$502,500	$499,887	$27
2 Year U.S. Treasury Note Futures	Long	1,886	October 2021	377,200	415,524	(442)
5 Year U.S. Treasury Note Futures	Long	6,253	October 2021	625,300	771,806	(1,738)
10 Year U.S. Treasury Note Futures	Short	3,423	September 2021	(342,300)	(453,548)	(1,223)
10 Year Ultra U.S. Treasury Note Futures	Short	8,245	September 2021	(824,500)	(1,213,690)	(17,860)

166	American Funds Insurance Series

The Bond Fund of America (formerly Bond Fund) (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[13]	Value at 6/30/2021 (000)	[14]	Unrealized appreciation (depreciation) at 6/30/2021 (000)
20 Year U.S. Treasury Bond Futures	Long	1,761	September 2021	$176,100		$283,081		$6,401
30 Year Ultra U.S. Treasury Bond Futures	Long	1,486	September 2021	148,600		286,334		8,734
								$(6,101)

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2021 (000)
USD1,704	PEN6,550	Morgan Stanley	7/6/2021	$2
PEN6,550	USD1,707	Morgan Stanley	7/6/2021	(5)
USD6,649	COP24,638,500	Goldman Sachs	7/19/2021	90
USD1,711	PEN6,550	Morgan Stanley	8/6/2021	5
USD1,704	PEN6,550	Morgan Stanley	9/3/2021	(3)
				$89

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2021 (000)
3-month USD-LIBOR	1.972%	4/26/2051	$23,200	$(1,234)	$421	$(1,655)
3-month USD-LIBOR	1.9855%	4/26/2051	34,500	(1,949)	516	(2,465)
3-month USD-LIBOR	1.953%	4/27/2051	23,100	(1,122)	523	(1,645)
3-month USD-LIBOR	1.9895%	4/27/2051	35,700	(2,051)	501	(2,552)
3-month USD-LIBOR	1.9778%	4/28/2051	13,500	(737)	227	(964)
3-month USD-LIBOR	2.0295%	5/5/2051	30,800	(2,070)	—	(2,070)
3-month USD-LIBOR	1.759%	6/24/2051	27,250	(39)	—	(39)
					$2,188	$(11,390)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2021 (000)
1.00%/Quarterly	CDX.NA.IG.36	6/20/2026	$79,545	$2,020	$1,932	$88

American Funds Insurance Series	167

The Bond Fund of America (formerly Bond Fund) (continued)

Investments in affiliates12

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2021 (000)	Dividend income (000)
Short-term securities 8.82%
Money market investments 8.82%
Capital Group Central Cash Fund 0.04%[11]	$2,690,045	$3,231,675	$4,768,460	$(54)	$(63)	$1,153,143	$990

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $38,469,000, which represented ..29% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,451,982,000, which represented 11.11% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Amount less than one thousand.
[9]	Purchased on a TBA basis.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $25,588,000, which represented .20% of the net assets of the fund.
[11]	Rate represents the seven-day yield at 6/30/2021.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Auth. = Authority

CLO = Collateralized Loan Obligations

COP = Colombian pesos

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

PEN = Peruvian nuevos soles Ref. = Refunding

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

168	American Funds Insurance Series

Capital World Bond Fund
Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 93.11%	Principal amount (000)	Value (000)
Euros 17.03%
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	€4,200	$5,496
Altria Group, Inc. 1.00% 2023	1,020	1,229
Altria Group, Inc. 1.70% 2025	1,600	1,997
Altria Group, Inc. 2.20% 2027	2,900	3,717
American Honda Finance Corp. 1.60% 2022	620	747
American Honda Finance Corp. 1.95% 2024	560	709
American Tower Corp. 0.45% 2027	2,525	2,998
American Tower Corp. 0.875% 2029	1,470	1,759
AT&T, Inc. 1.60% 2028	2,350	2,990
Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	7,169
Barclays Bank PLC 6.625% 2022	1,070	1,333
CaixaBank, SA 2.25% 2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	2,400	2,984
Comcast Corp. 0.25% 2027	1,250	1,490
Cote d’Ivoire (Republic of) 5.25% 2030	900	1,118
Cote d’Ivoire (Republic of) 5.875% 2031	840	1,073
Deutsche Telekom International Finance BV 7.50% 2033	200	411
Dow Chemical Co. 0.50% 2027	1,110	1,327
Egypt (Arab Republic of) 5.625% 2030	745	890
European Financial Stability Facility 0.40% 2025	6,000	7,329
European Union 0% 2031	1,905	2,255
European Union 0% 2035	220	249
European Union 0.20% 2036	390	451
French Republic O.A.T. 0% 2030	27,070	32,005
Germany (Federal Republic of) 0% 2030	14,570	17,788
Germany (Federal Republic of) 0% 2030	5,950	7,250
Germany (Federal Republic of) 0% 2036	5,150	6,058
Germany (Federal Republic of) 0% 2050	9,240	10,076
Goldman Sachs Group, Inc. 3.375% 2025[2]	5,000	6,650
Goldman Sachs Group, Inc. 1.00% 2033[2]	2,705	3,216
Greece (Hellenic Republic of) 3.375% 2025	21,435	28,649
Greece (Hellenic Republic of) 0.75% 2031	1,660	1,955
Greece (Hellenic Republic of) 1.875% 2052	1,690	2,108
Groupe BPCE SA 4.625% 2023	1,200	1,560
Groupe BPCE SA 1.00% 2025	2,900	3,557
Honeywell International, Inc. 0.75% 2032	370	446
Intesa Sanpaolo SpA 6.625% 2023	510	685
Ireland (Republic of) 0.20% 2030	900	1,081
Israel (State of) 2.875% 2024	1,180	1,514
Israel (State of) 1.50% 2027	775	994
Israel (State of) 1.50% 2029	725	943
Italy (Republic of) 1.85% 2025	21,390	27,267
Italy (Republic of) 0.95% 2027	1,745	2,149
Italy (Republic of) 0.25% 2028	15,970	18,755
Italy (Republic of) 2.80% 2028	5,828	8,076
Italy (Republic of) 1.35% 2030	1,657	2,081
Italy (Republic of) 1.65% 2030	7,400	9,500
JPMorgan Chase & Co. 0.389% 2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]	3,208	3,819
Latvia (Republic of) 0% 2031	1,280	1,499
Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	2,400	2,948
Morocco (Kingdom of) 3.50% 2024	1,400	1,819
Morocco (Kingdom of) 1.375% 2026	1,130	1,361
Morocco (Kingdom of) 2.00% 2030	1,285	1,512
Morocco (Kingdom of) 1.50% 2031	4,100	4,574
Petroleos Mexicanos 5.50% 2025	2,520	3,279
Philippines (Republic of) 0.25% 2025	1,470	1,751
Philippines (Republic of) 0.70% 2029	940	1,111
Portuguese Republic 0.475% 2030	1,610	1,947
Quebec (Province of) 0.25% 2031	920	1,090

American Funds Insurance Series	169

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
Romania 3.624% 2030		€7,175	$9,855
Romania 2.00% 2032		1,605	1,928
Romania 2.00% 2033		6,910	8,146
Romania 3.375% 2038		4,170	5,432
Russian Federation 2.875% 2025		4,500	5,840
Serbia (Republic of) 3.125% 2027		11,497	15,193
Serbia (Republic of) 1.50% 2029		4,943	5,918
Spain (Kingdom of) 0.80% 2027		2,280	2,844
Spain (Kingdom of) 1.45% 2029		1,890	2,467
Spain (Kingdom of) 1.25% 2030		4,740	6,087
Spain (Kingdom of) 0.50% 2031		765	909
Spain (Kingdom of) 2.70% 2048		850	1,323
State Grid Europe Development PLC 1.50% 2022		194	232
State Grid Overseas Investment, Ltd. 1.25% 2022		765	917
State Grid Overseas Investment, Ltd. 1.375% 2025		441	546
State Grid Overseas Investment, Ltd. 2.125% 2030		200	260
Stryker Corp. 0.25% 2024		480	575
Stryker Corp. 0.75% 2029		980	1,190
Stryker Corp. 1.00% 2031		450	551
Takeda Pharmaceutical Company, Ltd. 2.25% 2026		2,275	2,984
Tunisia (Republic of) 6.75% 2023		5,209	5,993
Turkey (Republic of) 4.375% 2027		950	1,119
Ukraine 6.75% 2026		4,344	5,632
Ukraine 4.375% 2030		2,705	3,003
Verizon Communications, Inc. 0.375% 2029		3,470	4,082
			363,820

Japanese yen 10.19%
Export-Import Bank of India 0.59% 2022		¥400,000	3,593
Goldman Sachs Group, Inc. 2.80% 2022[2]		100,000	914
Groupe BPCE SA 0.64% 2022		400,000	3,610
Indonesia (Republic of) 0.54% 2022		100,000	903
Intesa Sanpaolo SpA 1.36% 2022		600,000	5,429
Japan, Series 19, 0.10% 2024[3]		1,844,567	16,863
Japan, Series 18, 0.10% 2024[3]		1,024,182	9,354
Japan, Series 20, 0.10% 2025[3]		680,720	6,235
Japan, Series 21, 0.10% 2026[3]		989,215	9,098
Japan, Series 346, 0.10% 2027		2,525,700	22,984
Japan, Series 23, 0.10% 2028[3]		1,993,182	18,413
Japan, Series 356, 0.10% 2029		3,529,000	32,083
Japan, Series 24, 0.10% 2029[3]		1,608,477	14,895
Japan, Series 116, 2.20% 2030		576,100	6,178
Japan, Series 145, 1.70% 2033		1,851,000	19,739
Japan, Series 152, 1.20% 2035		1,442,500	14,712
Japan, Series 21, 2.30% 2035		720,000	8,378
Japan, Series 173, 0.40% 2040		492,000	4,410
Japan, Series 37, 0.60% 2050		694,500	6,129
Japan, Series 70, 0.70% 2051		335,500	3,028
KT Corp. 0.38% 2021		200,000	1,800
Philippines (Republic of) 0.001% 2024		900,000	8,048
United Mexican States 0.62% 2022		100,000	903
			217,699

Chinese yuan renminbi 9.06%
Agricultural Development Bank of China 3.75% 2029	CNY	9,850	1,548
Agricultural Development Bank of China 2.96% 2030		90,980	13,498
China (People’s Republic of), Series 1916, 3.12% 2026		85,830	13,383
China (People’s Republic of), Series INBK, 2.85% 2027		79,290	12,141
China (People’s Republic of), Series IMBK, 3.28% 2027		1,650	259
China (People’s Republic of), Series 1906, 3.29% 2029		73,800	11,573
China (People’s Republic of), Series INBK, 3.27% 2030		58,490	9,174
China (People’s Republic of), Series 1910, 3.86% 2049		205,560	32,810

170	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Chinese yuan renminbi (continued)
China (People’s Republic of), Series INBK, 3.39% 2050	CNY	17,330	$2,543
China Development Bank Corp., Series 1814, 4.15% 2025		20,900	3,349
China Development Bank Corp., Series 1909, 3.50% 2026		10,400	1,624
China Development Bank Corp., Series 1904, 3.68% 2026		11,700	1,841
China Development Bank Corp., Series 2009, 3.39% 2027		11,130	1,723
China Development Bank Corp., Series 2004, 3.43% 2027		192,390	29,880
China Development Bank Corp., Series 1805, 4.04% 2028		131,350	21,044
China Development Bank Corp., Series 1805, 4.88% 2028		33,380	5,605
China Development Bank Corp., Series 1905, 3.48% 2029		128,200	19,817
China Development Bank Corp., Series 2005, 3.07% 2030		78,250	11,707
			193,519

British pounds 3.36%
American Honda Finance Corp. 0.75% 2026		£1,420	1,939
France Télécom 5.375% 2050		300	676
Lloyds Banking Group PLC 7.625% 2025		655	1,125
United Kingdom 2.75% 2024		1,210	1,810
United Kingdom 4.25% 2027		2,800	4,801
United Kingdom 0.375% 2030		4,970	6,643
United Kingdom 4.75% 2030		14,360	27,157
United Kingdom 0.625% 2035		9,062	11,808
United Kingdom 0.875% 2046		6,030	7,675
United Kingdom 0.625% 2050		2,805	3,299
United Kingdom 1.25% 2051		3,560	4,930
			71,863

Danish kroner 2.49%
Nordea Kredit 0.50% 2040[4]	DKr	19,129	2,924
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]		144,109	22,106
Nykredit Realkredit AS, Series 01E, 0.50% 2043[4]		184,657	28,091
			53,121

Brazilian reais 2.43%
Brazil (Federative Republic of) 0% 2021	BRL	147,000	29,191
Brazil (Federative Republic of) 6.00% 2022[3]		57,071	11,998
Brazil (Federative Republic of) 6.00% 2024[3]		49,223	10,680
			51,869

Canadian dollars 2.10%
Canada 1.00% 2022	C$	1,050	854
Canada 2.25% 2025		15,900	13,544
Canada 0.25% 2026		5,800	4,524
Canada 2.25% 2029		26,105	22,667
Canada 2.75% 2048		3,500	3,388
			44,977

Mexican pesos 1.96%
Petróleos Mexicanos 7.19% 2024	MXN	83,847	3,986
Petróleos Mexicanos 7.47% 2026		95,267	4,293
United Mexican States, Series M, 7.50% 2027		412,420	21,583
United Mexican States, Series M20, 8.50% 2029		140,400	7,757
United Mexican States, Series M30, 8.50% 2038		21,100	1,171
United Mexican States, Series M, 8.00% 2047		56,500	2,992
			41,782

Russian rubles 1.67%
Russian Federation 7.00% 2023	RUB	430,300	5,919
Russian Federation 7.15% 2025		436,320	6,033
Russian Federation 6.90% 2029		403,750	5,501
Russian Federation 7.65% 2030		712,330	10,141
Russian Federation 5.90% 2031		79,600	1,000

American Funds Insurance Series	171

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Russian rubles (continued)
Russian Federation 8.50% 2031	RUB	82,440	$1,244
Russian Federation 7.70% 2033		295,840	4,244
Russian Federation 7.25% 2034		121,920	1,691
			35,773

Australian dollars 1.23%
Australia (Commonwealth of), Series 163, 1.00% 2031	A$	32,670	23,263
Australia (Commonwealth of), Series 162, 1.75% 2051		4,620	3,067
			26,330

Malaysian ringgits 1.09%
Malaysia (Federation of), Series 0310, 4.498% 2030	MYR	8,420	2,217
Malaysia (Federation of), Series 0418, 4.893% 2038		45,447	11,887
Malaysia (Federation of), Series 0519, 3.757% 2040		40,283	9,134
			23,238

Indonesian rupiah 0.70%
Indonesia (Republic of), Series 84, 7.25% 2026	IDR	22,733,000	1,679
Indonesia (Republic of), Series 56, 8.375% 2026		6,725,000	522
Indonesia (Republic of), Series 59, 7.00% 2027		11,000,000	805
Indonesia (Republic of), Series 78, 8.25% 2029		53,220,000	4,098
Indonesia (Republic of), Series 82, 7.00% 2030		39,572,000	2,827
Indonesia (Republic of), Series 87, 6.50% 2031		17,649,000	1,210
Indonesia (Republic of), Series 74, 7.50% 2032		7,073,000	516
Indonesia (Republic of), Series 65, 6.625% 2033		17,683,000	1,217
Indonesia (Republic of), Series 68, 8.375% 2034		27,353,000	2,092
			14,966

Colombian pesos 0.52%
Colombia (Republic of) 5.75% 2027	COP	14,059,000	3,589
Colombia (Republic of) 7.25% 2050		31,167,000	7,607
			11,196

South Korean won 0.43%
South Korea (Republic of), Series 2503, 1.50% 2025	KRW	5,183,670	4,582
South Korea (Republic of), Series 2712, 2.375% 2027		5,158,930	4,701
			9,283

Indian rupees 0.38%
India (Republic of) 5.15% 2025	INR	331,570	4,382
National Highways Authority of India 7.17% 2021		220,000	3,005
National Highways Authority of India 7.27% 2022		50,000	691
			8,078

Czech korunas 0.37%
Czech Republic 0% 2024	CZK	72,100	3,197
Czech Republic 1.25% 2025		102,510	4,723
			7,920

Ukrainian hryvnia 0.35%
Ukraine 16.06% 2022	UAH	86,536	3,358
Ukraine 17.00% 2022		60,180	2,331
Ukraine 17.25% 2022		47,384	1,819
			7,508

Norwegian kroner 0.32%
Norway (Kingdom of) 1.75% 2025	NKr	56,450	6,735

172	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ghanaian cedi 0.13%
Ghana (Republic of) 18.85% 2023	GHS	15,260	$2,723

South African rand 0.11%
South Africa (Republic of) 8.00% 2030	ZAR	7,920	527
South Africa (Republic of), Series R-2048, 8.75% 2048		30,850	1,831
			2,358

Peruvian nuevos soles 0.08%
Peru (Republic of) 6.15% 2032	PEN	5,980	1,631

Polish zloty 0.07%
Poland (Republic of), Series 1029, 2.75% 2029	PLN	4,900	1,407

Romanian leu 0.06%
Romania 4.75% 2025	RON	5,000	1,295

U.S. dollars 36.98%
7-Eleven, Inc. 0.95% 2026[2]		$520	511
7-Eleven, Inc. 1.80% 2031[2]		2,015	1,929
Abbott Laboratories 3.40% 2023		137	146
AbbVie, Inc. 2.90% 2022		1,170	1,209
AbbVie, Inc. 3.20% 2022		200	207
Abu Dhabi (Emirate of) 2.50% 2025[2]		2,195	2,335
ACE INA Holdings, Inc. 2.875% 2022		195	201
ACE INA Holdings, Inc. 3.35% 2026		195	214
ACE INA Holdings, Inc. 4.35% 2045		425	538
Advisor Group Holdings, LLC 6.25% 2028[2]		425	449
Aetna, Inc. 2.80% 2023		340	354
Affinity Gaming 6.875% 2027[2]		390	415
AG Merger Sub II, Inc. 10.75% 2027[2]		311	346
Albertsons Companies, Inc. 3.50% 2029[2]		125	124
Alcoa Netherlands Holding BV 5.50% 2027[2]		200	217
Alcoa Netherlands Holding BV 4.125% 2029[2]		75	78
Alexandria Real Estate Equities, Inc. 1.875% 2033		2,047	1,939
Alliant Holdings Intermediate, LLC 6.75% 2027[2]		410	431
Allied Universal Holdco LLC 9.75% 2027[2]		325	358
Allied Universal Holdco LLC 6.00% 2029[2]		500	508
Allison Transmission Holdings, Inc. 3.75% 2031[2]		100	98
Allstate Corp. 0.75% 2025		1,563	1,548
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[5,6]		650	658
Altice France SA 5.125% 2029[2]		200	201
Altice NV 7.50% 2026[2]		50	52
Altria Group, Inc. 5.95% 2049		131	168
Amazon.com, Inc. 1.50% 2030		2,040	1,996
Amazon.com, Inc. 2.50% 2050		2,500	2,368
American Airlines, Inc. 5.50% 2026[2]		200	212
American Airlines, Inc. 5.75% 2029[2]		200	217
American Campus Communities, Inc. 3.75% 2023		1,810	1,898
American Campus Communities, Inc. 4.125% 2024		1,195	1,301
American Campus Communities, Inc. 3.875% 2031		514	571
American Electric Power Company, Inc. 1.00% 2025		250	248
Amgen, Inc. 1.90% 2025		580	601
Amgen, Inc. 2.20% 2027		445	462
Amipeace, Ltd. 2.50% 2024		4,100	4,298
Anglo American Capital PLC 2.25% 2028[2]		454	460
Anglo American Capital PLC 3.95% 2050[2]		521	567
Angola (Republic of) 9.50% 2025		2,400	2,634

American Funds Insurance Series	173

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Anheuser-Busch InBev NV 4.75% 2029	$2,535	$3,022
Anheuser-Busch InBev NV 4.50% 2050	2,250	2,743
Antero Resources Corp. 5.375% 2030[2]	80	82
Apache Corp. 4.625% 2025	100	108
Apache Corp. 4.375% 2028	171	182
Apache Corp. 5.10% 2040	100	105
Apollo Commercial Real Estate Finance, Inc. 4.625% 2029[2]	325	321
Apple, Inc. 3.35% 2027	1,075	1,195
Apple, Inc. 2.40% 2050	1,100	1,034
Ardagh Group SA 6.50% 2027[2,7]	210	221
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[2]	200	199
Ardagh Packaging Finance 5.25% 2027[2]	200	204
Aretec Escrow Issuer, Inc. 7.50% 2029[2]	495	511
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[1]	1,921	693
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[1]	3,025	965
Arthur J. Gallagher & Co. 2.50% 2031	208	210
Arthur J. Gallagher & Co. 3.50% 2051	34	36
Ascent Resources - Utica LLC 8.25% 2028[2]	230	253
Ascent Resources - Utica LLC 5.875% 2029[2]	100	100
Associated Materials, LLC 9.00% 2025[2]	400	425
AssuredPartners, Inc. 7.00% 2025[2]	200	205
AssuredPartners, Inc. 5.625% 2029[2]	230	230
AstraZeneca Finance LLC 1.75% 2028	685	685
AstraZeneca Finance LLC 2.25% 2031	100	102
AstraZeneca PLC 3.50% 2023	2,700	2,869
AstraZeneca PLC 3.00% 2051	657	681
Atkore, Inc. 4.25% 2031[2]	135	137
ATS Automation Tooling Systems, Inc. 4.125% 2028[2]	230	236
Avantor Funding, Inc. 4.625% 2028[2]	200	211
Avis Budget Car Rental, LLC 5.75% 2027[2]	185	193
Avis Budget Group, Inc. 5.25% 2025[2]	75	76
Avis Budget Group, Inc. 4.75% 2028[2]	100	103
Avis Budget Group, Inc. 5.375% 2029[2]	95	99
Axalta Coating Systems LLC 4.75% 2027[2]	200	210
Axiata SPV2 Bhd. 2.163% 2030	651	643
Azul Investments LLP 7.25% 2026[2]	300	295
B&G Foods, Inc. 5.25% 2025	100	103
B&G Foods, Inc. 5.25% 2027	210	219
Baidu, Inc. 3.425% 2030	675	732
Banff Merger Sub, Inc. 9.75% 2026[2]	210	221
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	847	887
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[1]	7,710	7,645
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[1]	4,600	4,639
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	3,745	3,776
Bausch Health Companies, Inc. 9.25% 2026[2]	795	866
Bausch Health Companies, Inc. 5.75% 2027[2]	200	213
Bausch Health Companies, Inc. 4.875% 2028[2]	245	251
Bausch Health Companies, Inc. 5.00% 2028[2]	215	204
Bausch Health Companies, Inc. 5.25% 2031[2]	235	220
Bayer AG 3.375% 2024[2]	840	903
Bayer US Finance II LLC 4.25% 2025[2]	203	226
Bayerische Motoren Werke AG 2.95% 2022[2]	3,675	3,755
Bayerische Motoren Werke AG 3.90% 2025[2]	900	993
Bayerische Motoren Werke AG 4.15% 2030[2]	900	1,051
Beasley Mezzanine Holdings, LLC 8.625% 2026[2]	125	127
Belarus (Republic of) 7.625% 2027	2,100	2,055
Berkshire Hathaway Energy Company 2.85% 2051	300	291
Black Knight, Inc. 3.625% 2028[2]	335	334
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[2]	120	130
BMC Software, Inc. 7.125% 2025[2]	70	75
BMC Software, Inc. 9.125% 2026[2]	150	159
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2032)[1,2]	1,275	1,310

174	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Boeing Company 5.15% 2030	$4,000	$4,740
Bombardier, Inc. 6.125% 2023[2]	65	69
Bombardier, Inc. 7.50% 2025[2]	125	129
Bombardier, Inc. 7.125% 2026[2]	175	183
Bombardier, Inc. 7.875% 2027[2]	325	338
Bombardier, Inc. 7.45% 2034[2]	125	134
Booz Allen Hamilton, Inc. 4.00% 2029[2]	15	15
Boyd Gaming Corp. 4.75% 2027	220	228
Boyd Gaming Corp. 4.75% 2031[2]	90	93
Boyne USA, Inc. 4.75% 2029[2]	45	47
BP Capital Markets America, Inc. 2.939% 2051	2,280	2,188
Brandywine Operating Partnership LP 3.95% 2023	190	198
Braskem SA 4.50% 2030[2]	745	778
Brightstar Escrow Corp. 9.75% 2025[2]	180	194
Bristow Group, Inc. 6.875% 2028[2]	175	179
British American Tobacco PLC 2.789% 2024	1,150	1,209
British American Tobacco PLC 3.215% 2026	955	1,014
British American Tobacco PLC 3.557% 2027	1,545	1,655
British American Tobacco PLC 3.462% 2029	1,150	1,216
British American Tobacco PLC 4.758% 2049	894	971
Broadcom, Inc. 3.15% 2025	212	227
Broadcom, Inc. 4.15% 2030	1,450	1,628
Broadcom, Inc. 3.419% 2033[2]	698	734
Broadcom, Inc. 3.469% 2034[2]	48	51
Broadcom, Inc. 3.75% 2051[2]	926	968
BroadStreet Partners, Inc. 5.875% 2029[2]	250	256
Brookfield Property REIT, Inc. 5.75% 2026[2]	820	863
Brookfield Residential Properties, Inc. 5.00% 2029[2]	100	101
Burger King Corp. 3.875% 2028[2]	150	152
BWX Technologies, Inc. 4.125% 2029[2]	265	270
Cablevision Systems Corp. 6.75% 2021	950	971
Caesars Entertainment, Inc. 6.25% 2025[2]	50	53
California Resources Corp. 7.125% 2026[2]	100	105
Canadian Natural Resources, Ltd. 2.95% 2030	2,343	2,431
Carnival Corp. 11.50% 2023[2]	2,630	2,963
Carrier Global Corp. 2.242% 2025	530	551
Carrols Restaurant Group, Inc. 5.875% 2029[2]	130	129
Carvana Co. 5.50% 2027[2]	70	72
Catalent, Inc. 3.125% 2029[2]	75	73
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[2]	159	165
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,925
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	975	1,016
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	165	175
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	305	311
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	100	104
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[2]	282	289
CEC Entertainment, Inc. 6.75% 2026[2]	200	206
Centene Corp. 4.25% 2027	200	211
Centene Corp. 2.45% 2028	105	107
Centene Corp. 4.625% 2029	405	446
Centene Corp. 2.50% 2031	155	153
Central Garden & Pet Co. 4.125% 2030	99	101
Central Garden & Pet Co. 4.125% 2031[2]	120	122
Charles River Laboratories International, Inc. 4.25% 2028[2]	150	155
Charles River Laboratories International, Inc. 3.75% 2029[2]	30	30
Cheniere Energy Partners LP 5.625% 2026	100	104
Cheniere Energy Partners LP 4.50% 2029	210	226
Cheniere Energy Partners LP 4.00% 2031[2]	100	105
Cheniere Energy, Inc. 4.625% 2028[2]	405	428
Chesapeake Energy Corp. 4.875% 2022[8]	915	26
Chesapeake Energy Corp. 5.50% 2026[2]	100	106
Chesapeake Energy Corp. 5.875% 2029[2]	85	92

American Funds Insurance Series	175

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	$6,000	$6,016
Cigna Corp. 4.125% 2025	830	931
Cigna Corp. 2.40% 2030	380	388
Cigna Corp. 2.375% 2031	2,977	3,022
Cinemark USA, Inc. 5.875% 2026[2]	75	79
Cinemark USA, Inc. 5.25% 2028[2]	100	103
Cirsa Gaming Corp. SA 7.875% 2023[2]	400	409
Citigroup, Inc. 2.35% 2021	1,500	1,503
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	808	810
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	4,500	4,818
Clarivate Science Holdings Corp. 3.875% 2028[2]	110	111
Clarivate Science Holdings Corp. 4.875% 2029[2]	140	144
Cleveland-Cliffs, Inc. 9.875% 2025[2]	281	330
Cleveland-Cliffs, Inc. 6.75% 2026[2]	315	340
Cleveland-Cliffs, Inc. 5.875% 2027	100	105
Cleveland-Cliffs, Inc. 4.625% 2029[2]	125	132
Cleveland-Cliffs, Inc. 4.875% 2031[2]	200	210
CMS Energy Corp. 3.875% 2024	100	107
CMS Energy Corp. 3.00% 2026	1,200	1,285
CNX Resources Corp. 7.25% 2027[2]	210	225
CNX Resources Corp. 6.00% 2029[2]	225	244
Cogent Communications Group, Inc. 3.50% 2026[2]	375	384
Colombia (Republic of) 3.875% 2027	350	372
Comcast Corp. 3.95% 2025	2,610	2,926
Commonwealth Bank of Australia 2.688% 2031[2]	4,650	4,653
Community Health Systems, Inc. 5.625% 2027[2]	90	96
Community Health Systems, Inc. 6.00% 2029[2]	230	246
Compass Diversified Holdings 5.25% 2029[2]	365	380
Comstock Resources, Inc. 6.75% 2029[2]	140	149
Comstock Resources, Inc. 5.875% 2030[2]	175	179
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[2,7,8]	2,741	781
Constellium SE 3.75% 2029[2]	125	124
Consumers Energy Co. 3.375% 2023	345	364
Convey Park Energy LLC 7.50% 2025[2]	125	130
CoreCivic, Inc. 8.25% 2026	289	300
CoreLogic, Inc. 4.50% 2028[2]	584	580
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[5,6]	150	151
Corporate Office Properties LP 2.75% 2031	1,212	1,223
Costa Rica (Republic of) 6.125% 2031[2]	640	680
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[2]	650	678
Crédit Agricole SA 4.375% 2025[2]	1,100	1,212
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	2,675	2,729
Credit Suisse Group AG 2.95% 2025	875	937
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	1,000	1,032
Crestwood Midstream Partners LP 6.00% 2029[2]	150	157
Crown Castle International Corp. 2.50% 2031	679	685
CSX Corp. 3.80% 2050	75	86
CSX Corp. 2.50% 2051	1,075	979
CVR Partners LP 9.25% 2023[2]	34	34
CVR Partners LP 6.125% 2028[2]	120	123
CVS Health Corp. 3.50% 2022	430	442
CVS Health Corp. 3.70% 2023	97	102
DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	2,100	2,100
Dana, Inc. 5.625% 2028	410	445
Dana, Inc. 4.25% 2030	80	82
Danske Bank AS 2.70% 2022[2]	1,400	1,422
Danske Bank AS 3.875% 2023[2]	1,675	1,784
Darling Ingredients, Inc. 5.25% 2027[2]	210	221
DaVita, Inc. 4.625% 2030[2]	200	206
DCP Midstream LP 7.375% junior subordinated perpetual bonds (3-month USD-LIBOR + 5.148% on 12/15/2022)[1]	50	49
Dell International LLC / EMC Corp. 8.10% 2036	110	168

176	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Dell International LLC / EMC Corp. 8.35% 2046	$81	$133
Dell, Inc. 6.50% 2038	53	68
Dell, Inc. 5.40% 2040	25	30
Deluxe Corp. 8.00% 2029[2]	150	163
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	863
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	1,500	1,598
Deutsche Telekom International Finance BV 1.95% 2021[2]	575	576
Deutsche Telekom International Finance BV 2.82% 2022[2]	1,675	1,693
Deutsche Telekom International Finance BV 9.25% 2032	930	1,509
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[2,6,7,9,10]	30	30
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[6,7,9,10]	27	27
Diamond Sports Group LLC 6.625% 2027[2]	385	190
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.897% 2023[5,6]	108	106
Diebold Nixdorf, Inc. 9.375% 2025[2]	630	701
Diebold, Inc. 8.50% 2024	150	154
Discovery Communications, Inc. 3.625% 2030	468	511
Diversified Healthcare Trust 4.375% 2031	300	288
Dominican Republic 5.50% 2025[2]	1,375	1,513
Dominican Republic 8.625% 2027[2]	225	276
Dominican Republic 6.40% 2049[2]	1,613	1,738
DPL, Inc. 4.125% 2025	270	290
DT Midstream, Inc. 4.125% 2029[2]	185	188
Duke Energy Corp. 3.75% 2024	550	592
Duke Energy Progress, LLC 3.70% 2028	1,225	1,380
Dun & Bradstreet Corp. 6.875% 2026[2]	123	131
Edison International 5.75% 2027	370	421
Edison International 4.125% 2028	2,390	2,546
Egypt (Arab Republic of) 7.50% 2027[2]	2,200	2,478
Elastic NV 4.125% 2029[2]	75	75
Electricité de France SA 4.875% 2038[2]	795	979
Element Solutions, Inc. 3.875% 2028[2]	150	153
Embarq Corp. 7.995% 2036	266	302
EMD Finance LLC 2.95% 2022[2]	225	228
EMD Finance LLC 3.25% 2025[2]	2,924	3,142
Empire Communities Corp. 7.00% 2025[2]	100	105
Empresas Publicas de Medellin ESP 4.25% 2029[2]	1,030	1,022
Enbridge, Inc. 4.00% 2023	600	641
Enbridge, Inc. 2.50% 2025	900	944
Enbridge, Inc. 4.25% 2026	655	739
Enbridge, Inc. 3.70% 2027	754	832
Enbridge, Inc. 3.40% 2051	464	467
Encompass Health Corp. 4.50% 2028	100	104
Encompass Health Corp. 4.75% 2030	145	154
Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[2]	551	563
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[2]	292	197
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[2]	225	221
Enel Finance International SA 2.75% 2023[2]	5,000	5,187
Enel Finance International SA 3.625% 2027[2]	2,375	2,612
Enel Finance International SA 3.50% 2028[2]	1,800	1,974
Energean Israel Finance, Ltd. 4.50% 2024[2]	80	82
Energizer Holdings, Inc. 4.375% 2029[2]	210	211
Energy Transfer Operating LP 5.00% 2050	5,567	6,447
Energy Transfer Partners LP 4.20% 2027	110	122
Energy Transfer Partners LP 6.00% 2048	70	89
Energy Transfer Partners LP 6.25% 2049	910	1,196
EnLink Midstream Partners, LLC 5.625% 2028[2]	135	143
ENN Energy Holdings, Ltd. 2.625% 2030[2]	2,982	2,981
Entergy Corp. 0.90% 2025	750	741
Entergy Texas, Inc. 1.75% 2031	525	504
EQM Midstream Partners LP 6.50% 2027[2]	340	380
EQM Midstream Partners LP 4.50% 2029[2]	75	76
EQM Midstream Partners LP 4.75% 2031[2]	70	72

American Funds Insurance Series	177

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[1]	$50	$65
Equinix, Inc. 1.80% 2027	1,145	1,160
Equinix, Inc. 2.15% 2030	9,390	9,339
Essex Portfolio LP 3.50% 2025	2,835	3,071
Essex Portfolio LP 3.375% 2026	885	960
European Investment Bank 2.25% 2022	700	710
Everi Holdings Inc. 5.00% 2029[2]	55	56
Exelon Corp., junior subordinated, 3.497% 2022[1]	525	538
Export-Import Bank of India 3.25% 2030	3,489	3,552
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	1,024	1,042
Fannie Mae Pool #MA2754 3.00% 2026[4]	120	126
Fannie Mae Pool #AB4281 3.00% 2027[4]	19	20
Fannie Mae Pool #AP7888 3.50% 2042[4]	457	497
Fannie Mae Pool #AQ0770 3.50% 2042[4]	164	178
Fannie Mae Pool #AO4151 3.50% 2042[4]	157	170
Fertitta Entertainment, Inc. 6.75% 2024[2]	150	152
Fidelity National Information Services, Inc. 2.25% 2031	47	47
First Quantum Minerals, Ltd. 7.25% 2023[2]	265	270
First Quantum Minerals, Ltd. 7.50% 2025[2]	495	515
First Quantum Minerals, Ltd. 6.875% 2026[2]	325	340
First Quantum Minerals, Ltd. 6.875% 2027[2]	440	480
FirstEnergy Corp. 4.40% 2027[1]	1,800	1,960
FirstEnergy Corp. 3.40% 2050	240	236
FirstEnergy Transmission LLC 2.866% 2028[2]	2,325	2,411
FMG Resources 4.375% 2031[2]	325	348
Ford Motor Credit Company LLC 3.81% 2024	530	555
Ford Motor Credit Company LLC 5.125% 2025	1,035	1,141
Ford Motor Credit Company LLC 2.90% 2028	200	199
Ford Motor Credit Company LLC 4.00% 2030	125	131
Fortress Transportation and Infrastructure Investors LLC 5.50% 2028[2]	90	94
France Télécom 9.00% 2031[1]	2,434	3,832
Freddie Mac Pool #ZS8588 3.00% 2030[4]	75	80
Freedom Mortgage Corp. 7.625% 2026[2]	225	235
Freeport-McMoRan, Inc. 3.875% 2023	75	78
Freeport-McMoRan, Inc. 4.25% 2030	275	295
Freeport-McMoRan, Inc. 5.45% 2043	100	122
Fresnillo PLC 4.25% 2050[2]	973	991
Front Range BidCo, Inc. 6.125% 2028[2]	200	205
Frontier Communications Corp. 5.875% 2027[2]	125	134
Frontier Communications Corp. 5.00% 2028[2]	125	129
Frontier Communications Corp. 6.75% 2029[2]	125	133
Frontier Communications Holdings, LLC 5.875% 2029	400	408
FS Energy and Power Fund 7.50% 2023[2]	575	596
FXI Holdings, Inc. 7.875% 2024[2]	150	155
FXI Holdings, Inc. 12.25% 2026[2]	652	753
Gartner, Inc. 4.50% 2028[2]	150	159
General Motors Company 6.125% 2025	117	139
General Motors Financial Co. 5.20% 2023	1,190	1,282
General Motors Financial Co. 1.05% 2024	725	729
General Motors Financial Co. 2.40% 2028	2,250	2,286
Genesis Energy LP 8.00% 2027	360	379
Georgia (Republic of) 2.75% 2026[2]	400	408
Glencore Funding LLC 1.625% 2026[2]	2,838	2,850
Global Infrastructure Solutions, Inc. 5.625% 2029[2]	250	260
Global Payments, Inc. 1.20% 2026	817	810
Global Payments, Inc. 2.90% 2030	683	712
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,200	1,230
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	1,078
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	2,510	2,566
Goodyear Tire & Rubber Co. 5.00% 2029[2]	210	220
GPC Merger Sub, Inc. 7.125% 2028[2]	210	227

178	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Grab Holding, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 2026[5,6]	$75	$76
Gray Television, Inc. 7.00% 2027[2]	210	228
Groupe BPCE SA 5.15% 2024[2]	1,800	2,006
Grupo Energia Bogota SA ESP 4.875% 2030[2]	660	720
Guara Norte SARL 5.198% 2034[2]	197	205
Hanesbrands, Inc. 4.625% 2024[2]	85	90
Hanesbrands, Inc. 5.375% 2025[2]	86	91
Hanesbrands, Inc. 4.875% 2026[2]	245	265
Harsco Corp. 5.75% 2027[2]	360	378
Harvest Midstream I LP 7.50% 2028[2]	140	152
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 2026[2]	150	151
HCA, Inc. 5.375% 2025	55	62
HCA, Inc. 5.875% 2026	125	145
HCA, Inc. 5.625% 2028	315	374
HCA, Inc. 5.25% 2049	170	217
Hexion, Inc. 7.875% 2027[2]	370	400
Hightower Holding, LLC 6.75% 2029[2]	85	87
Hilcorp Energy I LP 5.75% 2029[2]	80	84
Hilcorp Energy I LP 6.00% 2031[2]	45	48
Hilton Grand Vacations Borrower LLC 5.00% 2029[2]	450	461
Hilton Worldwide Holdings, Inc. 4.00% 2031[2]	130	131
Howard Hughes Corp. 5.375% 2028[2]	435	463
Howard Hughes Corp. 4.125% 2029[2]	205	206
Howard Hughes Corp. 4.375% 2031[2]	130	130
Howmet Aerospace, Inc. 6.875% 2025	190	221
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	430	446
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	305	320
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	4,646
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	1,032	1,034
Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 1.15%) 1.32% 2022[6]	200	154
Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 0.185%) 2.031% 2022[6]	507	416
Huarong Finance 2017 Co., Ltd., (3-month USD-LIBOR + 1.325%) 1.525% 2023[6]	408	304
Huarong Finance 2017 Co., Ltd. 4.75% 2027	400	281
Huarong Finance 2019 Co., Ltd., (3-month USD-LIBOR + 1.125%) 1.275% 2023[6]	976	730
Huarong Finance 2019 Co., Ltd. 3.75% 2024	200	148
Huarong Finance II Co., Ltd. 5.00% 2025	607	439
Huarong Finance II Co., Ltd. 5.50% 2025	880	653
Huarong Finance II Co., Ltd. 4.875% 2026	600	423
HUB International, Ltd. 7.00% 2026[2]	275	286
Hyundai Capital America 3.25% 2022[2]	250	258
Hyundai Capital America 0.875% 2024[2]	1,200	1,195
Hyundai Capital America 1.50% 2026[2]	925	919
Hyundai Capital America 2.375% 2027[2]	1,284	1,315
Hyundai Capital America 2.00% 2028[2]	600	596
Hyundai Capital Services, Inc. 3.75% 2023[2]	2,450	2,572
Imperial Tobacco Finance PLC 3.50% 2023[2]	2,000	2,069
Independence Energy Finance LLC 7.25% 2026[2]	150	158
Ingles Markets, Inc. 4.00% 2031[2]	325	325
International Game Technology PLC 6.50% 2025[2]	500	561
International Game Technology PLC 4.125% 2026[2]	250	261
International Game Technology PLC 5.25% 2029[2]	200	215
Intesa Sanpaolo SpA 5.017% 2024[2]	3,270	3,560
Inversiones Latin America Power 5.125% 2033[2]	200	198
Investment Energy Resources, Ltd. 6.25% 2029[2]	200	217
Iqvia, Inc. 5.00% 2027[2]	200	210
Iraq (Republic of) 6.752% 2023[2]	545	559
Iron Mountain, Inc. 5.25% 2030[2]	290	307
Iron Mountain, Inc. 4.50% 2031[2]	100	101
Israel (State of) 2.50% 2030	3,850	4,040
Israel (State of) 2.75% 2030	1,135	1,213
Israel (State of) 3.375% 2050	1,470	1,574
Israel (State of) 3.875% 2050	795	922

American Funds Insurance Series	179

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
J2 Global, Inc. 4.625% 2030[2]	$220	$228
Jazz Securities DAC 4.375% 2029[2]	200	208
JBS Luxembourg SARL 3.625% 2032[2]	200	200
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	6,710	6,628
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	1,722	1,732
Kantar Group LLC, Term Loan B, (3-month USD-LIBOR + 4.50%) 5.25% 2026[5,6]	65	65
KB Home 6.875% 2027	370	442
Kennedy-Wilson Holdings, Inc. 4.75% 2029	325	335
Kennedy-Wilson Holdings, Inc. 5.00% 2031	125	129
Kenya (Republic of) 6.875% 2024	1,300	1,433
Keurig Dr Pepper, Inc. 4.597% 2028	2,740	3,220
Keurig Dr Pepper, Inc. 3.20% 2030	146	158
Keurig Dr Pepper, Inc. 5.085% 2048	1,075	1,422
Kimberly-Clark Corp. 1.05% 2027	770	754
Kimberly-Clark Corp. 3.10% 2030	110	122
Kraft Heinz Company 3.875% 2027	300	330
Kraft Heinz Company 5.00% 2042	250	306
Kraft Heinz Company 4.375% 2046	740	840
Kronos Acquisition Holdings, Inc. 5.00% 2026[2]	95	97
Kronos Acquisition Holdings, Inc. 7.00% 2027[2]	225	226
Kuwait (State of) 2.75% 2022[2]	3,550	3,615
Lamar Media Corp. 3.75% 2028	210	214
Lamar Media Corp. 3.625% 2031[2]	75	73
LD Holdings Group LLC 6.125% 2028[2]	125	125
Level 3 Financing, Inc. 3.75% 2029[2]	125	122
Levi Strauss & Co. 3.50% 2031[2]	125	125
LGI Homes, Inc. 4.00% 2029[2]	105	106
Liberty Global PLC 5.50% 2028[2]	250	263
Ligado Networks LLC 15.50% 2023 (100% PIK)[2,7]	243	240
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]	1,027	1,200
Lima Metro Line 2 Finance, Ltd. 5.875% 2034	703	822
Lima Metro Line 2 Finance, Ltd. 4.35% 2036[2]	630	654
Limited Brands, Inc. 6.625% 2030[2]	40	46
Limited Brands, Inc. 6.875% 2035	25	32
Lithia Motors, Inc. 3.875% 2029[2]	90	93
Lloyds Banking Group PLC 1.326% 2023 (1-year UST Yield Curve Rate T Note Constant Maturity on 6/15/2022)[1]	1,825	1,840
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	7,008
LPL Financial Holdings, Inc. 4.625% 2027[2]	395	410
LPL Financial Holdings, Inc. 4.375% 2031[2]	110	112
LSB Industries, Inc. 9.625% 2023[2]	760	782
LSC Communications, Inc. 8.75% 2023[2,8,9,10]	431	23
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[2]	155	161
Magic MergerCo, Inc. 5.25% 2028[2]	150	154
Magic MergerCo, Inc. 7.875% 2029[2]	150	155
Mallinckrodt PLC 10.00% 2025[2]	1,190	1,331
Marriott Ownership Resorts, Inc. 4.50% 2029[2]	20	20
Masco Corp. 1.50% 2028	791	773
MasTec, Inc. 4.50% 2028[2]	100	105
MDC Partners, Inc. 7.50% 2024[1,2]	470	476
Medical Properties Trust, Inc. 3.50% 2031	155	157
Medtronic, Inc. 3.50% 2025	1,091	1,198
Meituan Dianping 2.125% 2025	1,730	1,718
Melco International Development, Ltd. 5.375% 2029[2]	200	212
Mercer International, Inc. 5.125% 2029[2]	130	134
Meredith Corp. 6.875% 2026	161	168
Methanex Corp. 5.125% 2027	240	260
Methanex Corp. 5.65% 2044	240	249
Mexico City Airport Trust 5.50% 2047	432	439
MGM Growth Properties LLC 3.875% 2029[2]	100	102
MGM Resorts International 7.75% 2022	200	209

180	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
MH Sub I, LLC, Term Loan, (3-month USD-LIBOR + 6.25%) 6.345% 2029[5,6]	$25	$26
MicroStrategy, Inc. 6.125% 2028[2]	50	50
MidCap Financial Issuer Trust 6.50% 2028[2]	200	210
MidCap Financial Issuer Trust 5.625% 2030[2]	125	126
Mohegan Gaming & Entertainment 8.00% 2026[2]	380	398
Molina Healthcare, Inc. 5.375% 2022	1,200	1,259
Molina Healthcare, Inc. 3.875% 2030[2]	75	78
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	2,180
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	1,396	1,358
MPLX LP 2.65% 2030	837	846
MPLX LP 5.50% 2049	1,900	2,465
MSCI, Inc. 5.375% 2027[2]	125	134
MSCI, Inc. 3.625% 2031[2]	150	154
MSCI, Inc. 3.875% 2031[2]	410	426
Mueller Water Products, Inc. 4.00% 2029[2]	130	134
National Financial Partners Corp. 6.875% 2028[2]	210	222
Nationstar Mortgage Holdings, Inc. 5.125% 2030[2]	135	135
Navient Corp. 5.50% 2023	440	465
Navient Corp. 5.875% 2024	730	789
Navient Corp. 6.125% 2024	100	108
Navient Corp. 4.875% 2028	80	81
NCL Corp., Ltd. 3.625% 2024[2]	345	334
NCL Corp., Ltd. 5.875% 2026[2]	115	121
NCR Corp. 5.125% 2029[2]	250	258
Neiman Marcus Group LLC 7.125% 2026[2]	325	347
Neon Holdings, Inc. 10.125% 2026[2]	70	77
NESCO Holdings II, Inc. 5.50% 2029[2]	75	78
Nestlé Holdings, Inc. 0.625% 2026[2]	4,538	4,458
Netflix, Inc. 4.875% 2028	150	175
Netflix, Inc. 4.875% 2030[2]	225	268
New Fortress Energy, Inc. 6.50% 2026[2]	570	583
New York Life Global Funding 1.20% 2030[2]	2,725	2,557
Newcrest Finance Pty, Ltd. 3.25% 2030[2]	909	978
Newell Rubbermaid, Inc. 4.70% 2026	100	112
Newell Rubbermaid, Inc. 5.875% 2036[1]	100	124
News Corp. 3.875% 2029[2]	125	126
Nexstar Broadcasting, Inc. 4.75% 2028[2]	215	221
Nexstar Escrow Corp. 5.625% 2027[2]	100	106
NextEra Energy Capital Holdings, Inc. 0.65% 2023	4,225	4,243
NFP Corp. 4.875% 2028[2]	250	254
NGL Energy Operating LLC 7.50% 2026[2]	490	515
NGL Energy Partners LP 7.50% 2023	350	345
Niagara Mohawk Power Corp. 3.508% 2024[2]	180	194
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[2]	125	129
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[2]	210	222
NIKE, Inc. 3.375% 2050	602	679
Northern Oil and Gas, Inc. 8.125% 2028[2]	300	324
NorthRiver Midstream Finance LP 5.625% 2026[2]	220	229
Nouryon Holding BV 8.00% 2026[2]	210	223
Nova Chemicals Corp. 5.00% 2025[2]	115	123
Nova Chemicals Corp. 5.25% 2027[2]	120	129
Nova Chemicals Corp. 4.25% 2029[2]	95	96
Novelis Corp. 4.75% 2030[2]	200	210
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[2]	185	197
Oasis Petroleum, Inc. 6.375% 2026[2]	35	37
Occidental Petroleum Corp. 2.70% 2023	230	236
Occidental Petroleum Corp. 5.875% 2025	240	267
Occidental Petroleum Corp. 6.375% 2028	234	274
Occidental Petroleum Corp. 6.125% 2031	50	59
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	1,410	1,450
Oleoducto Central SA 4.00% 2027[2]	2,535	2,619

American Funds Insurance Series	181

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Oleoducto Central SA 4.00% 2027	$630	$651
ONEOK, Inc. 6.35% 2031	31	40
ONEOK, Inc. 4.95% 2047	111	131
ONEOK, Inc. 5.20% 2048	1,378	1,691
ONEOK, Inc. 4.45% 2049	3,510	3,887
ONEOK, Inc. 7.15% 2051	355	523
Oracle Corp. 2.65% 2026	2,327	2,457
Oracle Corp. 3.25% 2027	1,880	2,048
Oracle Corp. 3.60% 2050	980	1,008
Oracle Corp. 3.95% 2051	122	133
Organon Finance 1 LLC 5.125% 2031[2]	105	108
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[2,4,6]	582	587
Oversea-Chinese Banking Corp., Ltd. 1.832% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[1,2]	1,416	1,420
Owens & Minor, Inc. 4.375% 2024	425	445
Owens & Minor, Inc. 4.50% 2029[2]	135	139
Pacific Gas and Electric Co. 2.95% 2026	590	604
Pacific Gas and Electric Co. 2.10% 2027	9,935	9,659
Pacific Gas and Electric Co. 3.30% 2027	659	683
Pacific Gas and Electric Co. 4.65% 2028	542	597
Pacific Gas and Electric Co. 4.55% 2030	783	838
Pacific Gas and Electric Co. 3.25% 2031	975	960
Pacific Gas and Electric Co. 3.30% 2040	6,850	6,201
Pacific Gas and Electric Co. 3.50% 2050	931	831
Pakistan (Islamic Republic of) 5.50% 2021[2]	3,535	3,563
Pakistan (Islamic Republic of) 5.625% 2022	2,170	2,235
Panama (Republic of) 3.75% 2026[2]	1,440	1,556
Panther BF Aggregator 2 LP 6.25% 2026[2]	49	52
Panther BF Aggregator 2 LP 8.50% 2027[2]	200	218
Paraguay (Republic of) 4.625% 2023	947	999
Paraguay (Republic of) 5.00% 2026	235	268
Paraguay (Republic of) 4.70% 2027[2]	350	398
Paraguay (Republic of) 5.60% 2048[2]	2,340	2,758
Paraguay (Republic of) 5.40% 2050[2]	1,510	1,768
Park Intermediate Holdings LLC 4.875% 2029[2]	135	140
Party City Holdings, Inc. 8.75% 2026[2]	175	187
PayPal Holdings, Inc. 2.30% 2030	541	560
Peabody Energy Corp. 8.50% 2024 (29.41% PIK)[2,7]	45	34
Peninsula Pacific Entertainment LLC 8.50% 2027[2]	125	134
Peru (Republic of) 2.392% 2026	500	517
Petróleos Mexicanos 6.875% 2025[2]	1,340	1,485
Petróleos Mexicanos 6.875% 2026	4,260	4,661
Petróleos Mexicanos 7.69% 2050	250	241
Petróleos Mexicanos 6.95% 2060	201	178
PETRONAS Capital, Ltd. 3.50% 2030[2]	605	664
PG&E Corp. 5.00% 2028	220	223
PG&E Corp. 5.25% 2030	125	127
Philip Morris International, Inc. 2.10% 2030	634	632
Plains All American Pipeline LP 3.80% 2030	352	377
Post Holdings, Inc. 4.625% 2030[2]	579	589
Power Financial Corp., Ltd. 3.35% 2031	1,870	1,836
PowerTeam Services, LLC 9.033% 2025[2]	200	220
Precision Drilling Corp. 7.125% 2026[2]	125	129
Precision Drilling Corp. 6.875% 2029[2]	150	155
Prestige Brands International, Inc. 3.75% 2031[2]	90	87
Procter & Gamble Company 3.00% 2030	338	373
Progress Energy, Inc. 7.75% 2031	150	214
PT Bank Negara Indonesia (Persero) Tbk 3.75% 2026	600	612
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	1,795	1,823
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	555	565
PT Indonesia Asahan Aluminium Tbk 5.71% 2023	960	1,062
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	500	582

182	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
PTT Exploration and Production PCL 2.587% 2027[2]	$200	$208
Public Service Electric and Gas Co. 2.05% 2050	415	359
Puget Energy, Inc. 6.00% 2021	1,023	1,033
Puget Energy, Inc. 5.625% 2022	480	499
Qatar (State of) 3.40% 2025[2]	4,805	5,238
Qatar (State of) 5.103% 2048[2]	530	705
Qatar Petroleum 1.375% 2026[2]	1,325	1,324
Qatar Petroleum 3.125% 2041[2]	3,255	3,243
Qatar Petroleum 3.30% 2051[2]	1,045	1,045
Rabobank Nederland 4.625% 2023	2,180	2,384
Radiology Partners, Inc. 9.25% 2028[2]	220	244
Range Resources Corp. 8.25% 2029[2]	55	62
Raptor Acquisition Corp. 4.875% 2026[2]	375	381
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 4.75% 2026[5,6]	90	90
Rattler Midstream Partners LP 5.625% 2025[2]	135	142
Rayonier A.M. Products, Inc. 7.625% 2026[2]	40	42
Real Hero Merger Sub 2, Inc. 6.25% 2029[2]	25	26
Realogy Corp. 5.75% 2029[2]	235	246
Renewable Energy Group, Inc. 5.875% 2028[2]	80	84
Reynolds American, Inc. 4.45% 2025	2,115	2,344
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[2]	60	60
Rocket Software, Inc. 6.50% 2029[2]	100	99
Royal Bank of Canada 0.875% 2026	4,660	4,599
Royal Bank of Canada 1.20% 2026	2,200	2,200
Royal Caribbean Cruises, Ltd. 11.50% 2025[2]	95	110
RP Escrow Issuer, LLC 5.25% 2025[2]	75	79
Russian Federation 4.25% 2027	1,400	1,565
SA Global Sukuk, Ltd. 0.946% 2024[2]	1,530	1,530
SA Global Sukuk, Ltd. 1.602% 2026[2]	835	835
SA Global Sukuk, Ltd. 2.694% 2031[2]	1,725	1,749
Sabine Pass Liquefaction, LLC 4.50% 2030	88	102
Santander Holdings USA, Inc. 3.244% 2026	3,750	4,012
Saudi Arabia (Kingdom of) 2.894% 2022[2]	1,900	1,936
Saudi Arabia (Kingdom of) 2.90% 2025	2,000	2,144
Saudi Arabia (Kingdom of) 3.628% 2027[2]	1,900	2,096
Saudi Arabia (Kingdom of) 3.625% 2028[2]	3,840	4,251
Saudi Arabian Oil Co. 1.625% 2025[2]	430	435
Scentre Group 3.50% 2025[2]	210	226
Scentre Group 3.75% 2027[2]	110	121
Scientific Games Corp. 5.00% 2025[2]	539	558
Scientific Games Corp. 8.25% 2026[2]	420	451
SCIH Salt Holdings, Inc. 4.875% 2028[2]	335	336
SCIH Salt Holdings, Inc. 6.625% 2029[2]	65	65
Scotts Miracle-Gro Co. 4.50% 2029	200	208
Sensata Technologies Holding BV 4.00% 2029[2]	550	559
Service Properties Trust 5.50% 2027	85	91
ServiceNow, Inc. 1.40% 2030	1,830	1,719
Simmons Foods, Inc. 4.625% 2029[2]	225	227
Sinclair Television Group, Inc. 5.125% 2027[2]	155	156
Sinclair Television Group, Inc. 4.125% 2030[2]	230	226
Sirius XM Radio, Inc. 5.00% 2027[2]	125	131
Sirius XM Radio, Inc. 4.00% 2028[2]	225	232
Six Flags Entertainment Corp. 4.875% 2024[2]	230	233
Sizzling Platter LLC 8.50% 2025[2]	200	207
SK hynix, Inc. 1.50% 2026[2]	1,343	1,326
Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,137
SkyMiles IP, Ltd. 4.75% 2028[2]	210	234
SM Energy Co. 6.50% 2028	50	51
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[5,6]	250	251
Southern California Edison Co. 2.85% 2029	200	208
Southwestern Energy Co. 6.45% 2025[1]	200	222

American Funds Insurance Series	183

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Southwestern Energy Co. 7.50% 2026	$75	$80
Southwestern Energy Co. 7.75% 2027	25	27
Southwestern Energy Co. 8.375% 2028	60	68
Springleaf Finance Corp. 6.125% 2024	650	700
Sprint Corp. 7.625% 2026	180	220
Sprint Corp. 6.875% 2028	980	1,258
Square, Inc. 2.75% 2026[2]	350	357
Square, Inc. 3.50% 2031[2]	125	126
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	5,574	5,490
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	6,554	6,034
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	2,890	2,164
SRS Distribution, Inc. 6.125% 2029[2]	60	62
State Grid Overseas Investment, Ltd. 3.50% 2027[2]	5,600	6,177
Stericycle, Inc. 3.875% 2029[2]	225	225
Studio City Finance, Ltd. 5.00% 2029[2]	200	202
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[2]	125	128
Summer (BC) BidCo B LLC 5.50% 2026[2]	200	204
Summit Materials, Inc. 6.50% 2027[2]	210	223
Sunoco Logistics Operating Partners LP 4.00% 2027	1,490	1,640
Sunoco LP 5.50% 2026	210	217
Sunoco LP 4.50% 2029[2]	345	352
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[2]	50	52
Surgery Center Holdings 10.00% 2027[2]	210	231
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,2]	800	912
Syneos Health, Inc. 3.625% 2029[2]	45	45
Talen Energy Corp. 10.50% 2026[2]	255	185
Talen Energy Corp. 7.25% 2027[2]	510	477
Talen Energy Supply, LLC 7.625% 2028[2]	70	66
Targa Resources Partners LP 5.875% 2026	125	132
Targa Resources Partners LP 5.50% 2030	230	253
Targa Resources Partners LP 4.875% 2031[2]	90	98
Teekay Offshore Partners LP 8.50% 2023[2]	550	506
Telesat Canada / Telesat LLC 5.625% 2026[2]	45	45
Tencent Holdings, Ltd. 3.24% 2050[2]	7,950	7,804
Tencent Music Entertainment Group 2.00% 2030	610	589
Tenet Healthcare Corp. 4.875% 2026[2]	465	483
Teva Pharmaceutical Finance Co. BV 2.20% 2021	71	71
Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,361	4,351
Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,600	4,889
Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,910	4,316
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,900	2,762
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,821
The Home Co., Inc. 7.25% 2025[2]	290	308
Thermo Fisher Scientific, Inc. 4.133% 2025	1,170	1,298
T-Mobile US, Inc. 2.625% 2026	150	154
T-Mobile US, Inc. 2.625% 2029	75	74
Total Capital International 3.127% 2050	804	817
Total Play Telecomunicaciones, SA de CV 7.50% 2025[2]	230	244
Toyota Motor Credit Corp. 3.375% 2030	453	508
TransCanada PipeLines, Ltd. 4.10% 2030	1,342	1,543
TransDigm, Inc. 6.25% 2026[2]	204	215
TransDigm, Inc. 5.50% 2027	65	68
TransDigm, Inc. 4.625% 2029[2]	115	115
Transocean Guardian, Ltd. 5.875% 2024[2]	40	39
Transocean Poseidon, Ltd. 6.875% 2027[2]	130	131
Transocean, Inc. 6.125% 2025[2]	87	88
Transocean, Inc. 7.25% 2025[2]	150	131
Transocean, Inc. 8.00% 2027[2]	150	126
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[2]	1,635	1,633
Triton Water Holdings, Inc. 6.25% 2029[2]	145	146

184	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Trivium Packaging BV 8.50% 2027[2]	$200	$218
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[5,6]	25	25
Turkey (Republic of) 6.25% 2022	1,880	1,960
Turkey (Republic of) 5.75% 2024	2,500	2,599
Turkey (Republic of) 6.35% 2024	2,220	2,334
U.S. Treasury 0.125% 2022	12,340	12,337
U.S. Treasury 0.125% 2023[11]	24,000	23,980
U.S. Treasury 2.625% 2023	6,900	7,180
U.S. Treasury 1.875% 2024	4,515	4,710
U.S. Treasury 2.75% 2025	10,140	10,968
U.S. Treasury 2.875% 2025	5,400	5,893
U.S. Treasury 0.50% 2026	7,453	7,341
U.S. Treasury 1.625% 2031	4,600	4,672
U.S. Treasury 1.125% 2040	9,170	7,910
U.S. Treasury 1.875% 2041[11]	23,490	22,977
U.S. Treasury 2.25% 2041	5,810	6,042
U.S. Treasury 2.75% 2047	1,625	1,846
U.S. Treasury 3.00% 2048	5,045	6,013
U.S. Treasury 1.25% 2050[11]	2,100	1,711
U.S. Treasury 1.625% 2050[11]	2,580	2,312
U.S. Treasury 2.375% 2051[11]	12,310	13,137
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	3,835	4,204
Uber Technologies, Inc. 8.00% 2026[2]	300	324
UBS Group AG 1.008% 2024 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,2]	1,950	1,965
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[5,6]	318	318
Ukraine 7.75% 2022	3,010	3,168
UniCredit SpA 3.75% 2022[2]	1,750	1,792
Uniform Mortgage-Backed Security 1.50% 2036[4,12]	4,897	4,941
Unisys Corp. 6.875% 2027[2]	50	55
United Airlines Holdings, Inc. 6.50% 2027[2]	290	320
United Airlines, Inc., Pass Through Trust Certificates, Series 2020-1, Class B, 4.875% 2027	89	95
United Airlines, Inc. 4.375% 2026[2]	55	57
United Airlines, Inc. 4.625% 2029[2]	145	150
United Mexican States 3.25% 2030	2,685	2,779
United Rentals, Inc. 5.25% 2030	150	165
United Technologies Corp. 4.125% 2028	1,900	2,188
United Wholesale Mortgage, LLC 5.50% 2029[2]	75	75
Univision Communications, Inc. 6.625% 2027[2]	220	239
Univision Communications, Inc. 4.50% 2029[2]	350	353
UPC Broadband Finco BV 4.875% 2031[2]	200	201
Vale Overseas, Ltd. 3.75% 2030	1,873	1,997
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	388	398
Valvoline, Inc. 3.625% 2031[2]	210	211
Venator Materials Corp. 5.75% 2025[2]	590	582
Venator Materials Corp. 9.50% 2025[2]	420	474
Veritas Holdings, Ltd. 10.50% 2024[2]	200	206
Verizon Communications, Inc. 3.15% 2030	575	621
Verizon Communications, Inc. 2.55% 2031	2,100	2,148
Verizon Communications, Inc. 3.40% 2041	3,460	3,665
Vertical Holdco GMBH 7.625% 2028[2]	200	217
Vertical U.S. Newco, Inc. 5.25% 2027[2]	225	237
VICI Properties LP 4.25% 2026[2]	175	182
VICI Properties LP 4.625% 2029[2]	45	48
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[2]	40	41
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[2]	250	257
Virgin Media O2 4.25% 2031[2]	275	271
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.00% 2028[5,6]	25	25
Vistra Operations Co. LLC 4.375% 2029[2]	175	176
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	1,900	1,927
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,280	1,460

American Funds Insurance Series	185

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Walt Disney Company 2.65% 2031	$4,405	$4,628
Warner Music Group 3.875% 2030[2]	210	213
WASH Multifamily Acquisition, Inc. 5.75% 2026[2]	200	209
WEA Finance LLC 3.75% 2024[2]	535	573
Weatherford International PLC 8.75% 2024[2]	150	157
Weatherford International PLC 11.00% 2024[2]	100	104
WESCO Distribution, Inc. 7.125% 2025[2]	195	211
WESCO Distribution, Inc. 7.25% 2028[2]	215	240
Western Global Airlines LLC 10.375% 2025[2]	80	92
Western Midstream Operating LP 4.35% 2025[1]	155	164
Western Midstream Operating LP 4.75% 2028	70	76
Westfield Corp., Ltd. 3.15% 2022[2]	245	249
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	2,900	3,011
Williams Companies, Inc. 3.50% 2030	1,024	1,119
Wyndham Worldwide Corp. 4.375% 2028[2]	230	239
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	228	237
Wynn Resorts, Ltd. 7.75% 2025[2]	180	194
Xcel Energy, Inc. 3.35% 2026	2,581	2,812
Xenia Hotels & Resorts, Inc. 4.875% 2029[2]	65	67
Xerox Corp. 5.50% 2028[2]	329	342
Ziggo Bond Co. BV 5.125% 2030[2]	200	205
Ziggo Bond Finance BV 5.50% 2027[2]	364	379
Ziggo Bond Finance BV 4.875% 2030[2]	300	308
Zimmer Holdings, Inc. 3.15% 2022	790	803
		790,226

Total bonds, notes & other debt instruments (cost: $1,924,315,000)		1,989,317

Preferred securities 0.00%	Shares
U.S. dollars 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[2,9,10,13]	48	34

Total preferred securities (cost: $49,000)		34

Common stocks 0.13%
U.S. dollars 0.13%
New AMI I, LLC[9,10,13]	174,911	1,522
Weatherford International[13]	29,931	545
Chesapeake Energy Corp.	6,478	336
Diamond Offshore Drilling, Inc.[13]	36,338	231
Diamond Offshore Drilling, Inc.[2,9,10,13]	12,700	67
McDermott International, Ltd.[13]	4,287	2

Total common stocks (cost: $2,685,000)		2,703

Rights & warrants 0.00%
U.S. dollars 0.00%
Chesapeake Energy Corp., Class B, warrants, expire 2026[13]	1,707	41
Sable Permian Resources, LLC, Class A, warrants, expire 2024[9,10,13]	531	—

Total rights & warrants (cost: $8,000)		41

Short-term securities 7.16%
Money market investments 5.80%
Capital Group Central Cash Fund 0.04%[14,15]	1,238,717	123,872

186	American Funds Insurance Series

Capital World Bond Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Bills & notes of governments & government agencies outside the U.S. 1.36%
Egyptian Treasury 7/6/2021	11.715%	EGP	66,000	$4,196
Egyptian Treasury 7/20/2021	11.721		22,800	1,442
Egyptian Treasury 10/19/2021	11.994		23,500	1,440
Egyptian Treasury 10/26/2021	12.115		105,000	6,418
Egyptian Treasury 1/4/2022	12.011		44,025	2,626
Egyptian Treasury 1/18/2022	11.246		82,900	4,921
Egyptian Treasury 4/26/2022	11.450		140,975	8,102
				29,145

Total short-term securities (cost: $153,124,000)				153,017
Total investment securities 100.40% (cost: $2,080,181,000)				2,145,112
Other assets less liabilities (0.40)%				(8,478)

Net assets 100.00%				$2,136,634

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount [16]	6/30/2021 [17]	at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Short	768	September 2022	$(192,000)	$(191,299)	$65
90 Day Euro Dollar Futures	Long	950	September 2023	237,500	235,125	(152)
5 Year U.S. Treasury Note Futures	Long	975	October 2021	97,500	120,344	(276)
10 Year Euro-Bund Futures	Long	62	September 2021	€6,200	12,690	24
10 Year Italy Government Bond Futures	Long	9	September 2021	900	1,616	11
10 Year Japanese Government Bond Futures	Long	35	September 2021	¥3,500,000	47,789	101
10 Year UK Gilt Futures	Long	187	September 2021	£18,700	33,136	187
10 Year U.S. Treasury Note Futures	Short	166	September 2021	$(16,600)	(21,995)	(79)
10 Year Ultra U.S. Treasury Note Futures	Short	272	September 2021	(27,200)	(40,039)	(474)
20 Year U.S. Treasury Bond Futures	Long	188	September 2021	18,800	30,221	131
30 Year Euro-Buxl Futures	Long	41	September 2021	€4,100	9,881	166
30 Year Ultra U.S. Treasury Bond Futures	Long	6	September 2021	$600	1,156	45
						$(251)

Forward currency contracts

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2021 (000)
USD4,824	EUR4,100	Citibank	7/1/2021	$(37)
EUR4,100	USD4,951	Bank of America	7/1/2021	(89)
USD5,177	EUR4,270	Goldman Sachs	7/6/2021	113
USD1,904	TRY16,140	Bank of America	7/6/2021	56
TRY16,140	USD1,843	Bank of America	7/6/2021	5
EUR33,170	USD40,498	Standard Chartered Bank	7/6/2021	(1,162)
USD3,693	MXN73,300	JPMorgan Chase	7/8/2021	19
USD2,157	MYR8,920	HSBC Bank	7/8/2021	10
USD4,768	MXN95,510	Standard Chartered Bank	7/8/2021	(18)
MXN72,960	USD3,681	Standard Chartered Bank	7/8/2021	(24)
USD10,616	MYR44,260	Standard Chartered Bank	7/8/2021	(36)
USD2,453	COP8,957,810	Barclays Bank PLC	7/9/2021	67

American Funds Insurance Series	187

Capital World Bond Fund (continued)

Forward currency contracts (continued)

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2021 (000)
USD1,938	COP7,181,390	Standard Chartered Bank	7/9/2021	$26
USD11,727	AUD15,110	HSBC Bank	7/12/2021	395
USD1,477	AUD1,950	Goldman Sachs	7/12/2021	15
EUR17,714	DKK131,740	Goldman Sachs	7/12/2021	(2)
USD2,970	RUB216,960	Citibank	7/14/2021	10
USD6,862	RUB502,316	Citibank	7/14/2021	9
USD1,796	IDR26,000,000	Standard Chartered Bank	7/15/2021	13
USD5,297	IDR77,079,860	Standard Chartered Bank	7/15/2021	11
USD632	IDR9,153,342	Standard Chartered Bank	7/15/2021	4
USD484	IDR7,000,000	Standard Chartered Bank	7/15/2021	4
USD527	IDR7,643,040	Standard Chartered Bank	7/15/2021	3
USD9,752	KRW11,065,130	Citibank	7/15/2021	(40)
EUR5,292	NOK54,550	Morgan Stanley	7/15/2021	(59)
IDR94,643,890	USD6,623	Standard Chartered Bank	7/15/2021	(132)
KRW35,349,440	USD31,728	Standard Chartered Bank	7/15/2021	(446)
USD22,201	CNH142,270	Citibank	7/16/2021	231
USD6,546	CZK136,930	Standard Chartered Bank	7/16/2021	179
USD6,037	EUR4,980	Goldman Sachs	7/16/2021	130
USD10,021	JPY1,107,002	Bank of New York Mellon	7/16/2021	55
USD5,542	GBP3,970	UBS AG	7/16/2021	51
USD4,960	JPY545,940	Bank of America	7/16/2021	45
USD2,546	EUR2,130	Bank of New York Mellon	7/16/2021	20
USD4,279	JPY473,370	HSBC Bank	7/16/2021	18
USD9,150	EUR7,700	Bank of America	7/16/2021	17
USD17,645	EUR14,870	Goldman Sachs	7/16/2021	7
EUR10,125	DKK75,300	Bank of America	7/16/2021	— [18]
EUR7,068	CZK180,720	Citibank	7/16/2021	(19)
CHF800	USD892	Bank of America	7/16/2021	(27)
PLN4,700	USD1,270	UBS AG	7/16/2021	(37)
CZK180,720	EUR7,129	Standard Chartered Bank	7/16/2021	(53)
JPY664,340	USD6,044	Bank of America	7/16/2021	(63)
SEK23,400	USD2,814	HSBC Bank	7/16/2021	(80)
JPY7,849,310	USD71,520	Goldman Sachs	7/16/2021	(856)
EUR39,030	USD47,250	Citibank	7/16/2021	(954)
USD16,631	CAD20,190	Morgan Stanley	7/19/2021	344
USD3,621	NZD5,070	Standard Chartered Bank	7/19/2021	77
CAD3,930	USD3,225	JPMorgan Chase	7/19/2021	(55)
CAD5,719	USD4,694	HSBC Bank	7/19/2021	(81)
USD7,591	BRL38,280	Citibank	7/20/2021	(88)
USD5,770	DKK35,940	Standard Chartered Bank	7/21/2021	37
USD2,373	MXN48,750	Goldman Sachs	7/21/2021	(66)
GBP8,540	USD11,905	Bank of America	7/21/2021	(91)
MXN134,990	USD6,679	JPMorgan Chase	7/22/2021	74
USD1,339	CLP975,459	Citibank	7/22/2021	11
CLP975,459	USD1,327	HSBC Bank	7/22/2021	— [18]
USD1,556	NZD2,240	Standard Chartered Bank	7/22/2021	(10)
USD3,010	MXN62,580	Bank of America	7/22/2021	(121)
EUR6,840	USD8,263	Bank of America	7/22/2021	(149)
USD5,704	MXN118,590	Goldman Sachs	7/22/2021	(229)
CAD550	USD447	Morgan Stanley	7/28/2021	(3)
USD12,263	EUR10,100	Standard Chartered Bank	9/20/2021	266
USD318	INR23,460	Bank of New York Mellon	9/23/2021	5
BRL63,000	USD12,410	Citibank	10/1/2021	106
USD16,506	BRL90,140	HSBC Bank	10/1/2021	(1,401)

188	American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

Contract amount				Unrealized (depreciation) appreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2021 (000)
USD22,038	BRL120,700	Standard Chartered Bank	10/1/2021	$(1,941)
USD11,661	BRL61,700	Citibank	6/15/2022	(65)
				$(6,001)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2021 (000)
3-month AUD-BBSW	0.29%	3/4/2024	A$	17,650	$43	$—	$43
0.3653%	3-month USD-LIBOR	3/5/2024		$13,710	(44)	—	(44)
(0.4545)%	6-month EURIBOR	4/1/2024		€45,160	(61)	—	(61)
3-month SEK-STIBOR	0.175%	2/9/2026	SKr	56,800	51	—	51
3-month SEK-STIBOR	0.179%	2/9/2026		28,400	25	—	25
3-month SEK-STIBOR	0.185%	2/11/2026		28,500	24	—	24
3-month SEK-STIBOR	0.189%	2/11/2026		28,500	23	—	23
6.21%	28-day MXN-TIIE	5/21/2026	MXN	72,300	(57)	—	(57)
6.255%	28-day MXN-TIIE	5/22/2026		47,800	(33)	—	(33)
6.21%	28-day MXN-TIIE	5/22/2026		47,800	(38)	—	(38)
6.19%	28-day MXN-TIIE	5/22/2026		48,400	(40)	—	(40)
6.15%	28-day MXN-TIIE	5/25/2026		47,800	(44)	—	(44)
6.14%	28-day MXN-TIIE	6/8/2026		29,400	(28)	—	(28)
6.115%	28-day MXN-TIIE	6/8/2026		29,400	(30)	—	(30)
6.12%	28-day MXN-TIIE	6/8/2026		44,400	(45)	—	(45)
6.13%	28-day MXN-TIIE	6/8/2026		103,200	(101)	—	(101)
6.16%	28-day MXN-TIIE	6/9/2026		58,800	(54)	—	(54)
6.15%	28-day MXN-TIIE	6/9/2026		58,800	(55)	—	(55)
6.23%	28-day MXN-TIIE	6/10/2026		30,100	(23)	—	(23)
6.195%	28-day MXN-TIIE	6/10/2026		30,100	(25)	—	(25)
6.36%	28-day MXN-TIIE	6/12/2026		26,040	(13)	—	(13)
6.5375%	28-day MXN-TIIE	6/17/2026		14,000	(1)	—	(1)
6.55%	28-day MXN-TIIE	6/17/2026		43,000	(3)	—	(3)
6.50%	28-day MXN-TIIE	6/17/2026		13,900	(3)	—	(3)
6.47%	28-day MXN-TIIE	6/17/2026		14,200	(4)	—	(4)
6.55%	28-day MXN-TIIE	6/18/2026		14,100	(1)	—	(1)
6.50%	28-day MXN-TIIE	6/18/2026		27,800	(5)	—	(5)
6.633%	28-day MXN-TIIE	6/25/2026		172,500	16	—	16
6.6175%	28-day MXN-TIIE	6/25/2026		165,900	10	—	10
6.64%	28-day MXN-TIIE	6/25/2026		62,600	7	—	7
6.59%	28-day MXN-TIIE	6/25/2026		38,700	— [18]	—	— [18]
6.585%	28-day MXN-TIIE	6/25/2026		50,900	(1)	—	(1)
6.58%	28-day MXN-TIIE	6/25/2026		41,600	(1)	—	(1)
1.72375%	6-month AUD-BBSW	3/4/2031	A$	6,880	77	—	77
3-month USD-LIBOR	1.4822%	3/5/2031		$5,120	(40)	—	(40)
6-month EURIBOR	0.5092%	4/1/2051		€4,790	(54)	—	(54)
						$—	$(528)

American Funds Insurance Series	189

Capital World Bond Fund (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	$14,522	$(1,482)	$(1,277)	$(205)

Investments in affiliates15

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2021 (000)	Dividend income (000)
Short-term securities 5.80%
Money market investments 5.80%
Capital Group Central Cash Fund 0.04%[14]	$147,017	$514,058	$537,189	$(3)	$(11)	$123,872	$81

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $263,126,000, which represented 12.31% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,791,000, which represented .08% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,703,000, which represented .08% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,581,000, which represented .64% of the net assets of the fund.
[12]	Purchased on a TBA basis.
[13]	Security did not produce income during the last 12 months.
[14]	Rate represents the seven-day yield at 6/30/2021.
[15]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.
[18]	Amount less than one thousand.

Key to abbreviations and symbols
AUD/A$ = Australian dollars
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
CAD/C$ = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CNH/CNY = Chinese yuan renminbi
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK/DKr = Danish kroner
EGP = Egyptian pounds
EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds
GHS = Ghanaian cedi
IDR = Indonesian rupiah
INR = Indian rupees
JPY/¥ = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK/NKr = Norwegian kroner
NZD/NZ$ = New Zealand dollars
PEN = Peruvian nuevos soles
PLN = Polish zloty

Ref. = Refunding
Rev. = Revenue
RON = Romanian leu
RUB = Russian rubles
SEK/SKr = Swedish kronor
SOFR = Secured Overnight Financing Rate
STIBOR = Stockholm Interbank Offered Rate
TBA = To-be-announced
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD/$ = U.S. dollars
ZAR = South African rand

See notes to financial statements.

190	American Funds Insurance Series

American High-Income Trust

(formerly High-Income Bond Fund)

Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 86.87%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 86.76%
Energy 13.38%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[1]	$425	$461
Antero Midstream Partners LP 5.375% 2029[1]	470	491
Antero Resources Corp. 7.625% 2029[1]	200	222
Antero Resources Corp. 5.375% 2030[1]	720	736
Apache Corp. 4.625% 2025	1,520	1,646
Apache Corp. 4.875% 2027	1,365	1,480
Apache Corp. 4.375% 2028	794	846
Apache Corp. 6.00% 2037	165	190
Apache Corp. 5.10% 2040	795	834
Apache Corp. 4.75% 2043	265	276
Ascent Resources - Utica LLC 7.00% 2026[1]	1,540	1,616
Ascent Resources - Utica LLC 9.00% 2027[1]	120	166
Ascent Resources - Utica LLC 8.25% 2028[1]	271	299
Ascent Resources - Utica LLC 5.875% 2029[1]	1,105	1,106
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[1,2,3]	228	253
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	676	733
Bristow Group, Inc. 6.875% 2028[1]	375	383
California Resources Corp. 7.125% 2026[1]	290	306
Carrizo Oil & Gas, Inc. 6.25% 2023	750	751
Cenovus Energy, Inc. 5.375% 2025	445	509
Cenovus Energy, Inc. 5.40% 2047	400	496
Centennial Resource Production, LLC 6.875% 2027[1]	465	476
Cheniere Energy Partners LP 5.625% 2026	1,151	1,197
Cheniere Energy Partners LP 4.50% 2029	938	1,010
Cheniere Energy Partners LP 4.00% 2031[1]	2,323	2,430
Cheniere Energy, Inc. 7.00% 2024	319	366
Cheniere Energy, Inc. 5.875% 2025	495	568
Cheniere Energy, Inc. 4.625% 2028[1]	5,396	5,700
Chesapeake Energy Corp. 4.875% 2022[4]	4,300	124
Chesapeake Energy Corp. 5.50% 2026[1]	1,185	1,253
Chesapeake Energy Corp. 5.875% 2029[1]	1,020	1,105
CNX Resources Corp. 7.25% 2027[1]	738	792
CNX Resources Corp. 6.00% 2029[1]	1,345	1,456
Comstock Resources, Inc. 6.75% 2029[1]	845	901
Comstock Resources, Inc. 5.875% 2030[1]	1,120	1,144
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[1,4,5]	7,784	2,219
Continental Resources, Inc. 5.75% 2031[1]	715	857
Convey Park Energy LLC 7.50% 2025[1]	417	434
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[1]	3,560	3,714
Crestwood Midstream Partners LP 6.00% 2029[1]	575	603
DCP Midstream LP 7.375% junior subordinated perpetual bonds (3-month USD-LIBOR + 5.148% on 12/15/2022)[6]	270	265
Devon Energy Corp. 5.875% 2028[1]	202	225
Devon Energy Corp. 4.50% 2030[1]	493	542
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[1,3,5,7,8]	68	68
Diamond Foreign Asset Co. / Diamond Finance LLC 9.00% 2027[3,5,7,8]	62	62
DT Midstream, Inc. 4.125% 2029[1]	1,750	1,779
DT Midstream, Inc. 4.375% 2031[1]	960	982
Encino Acquisition Partners Holdings, LLC 8.50% 2028[1]	50	51
Endeavor Energy Resources LP 6.625% 2025[1]	850	912
Energean Israel Finance, Ltd. 4.50% 2024[1]	445	456
Energy Transfer Operating LP 5.00% 2050	2,501	2,896
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[6]	400	409
EnLink Midstream Partners, LLC 5.625% 2028[1]	660	699
EQM Midstream Partners LP 4.75% 2023	400	418
EQM Midstream Partners LP 4.125% 2026	127	130
EQM Midstream Partners LP 6.50% 2027[1]	2,365	2,644

American Funds Insurance Series	191

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
EQM Midstream Partners LP 5.50% 2028	$1,231	$1,333
EQM Midstream Partners LP 4.50% 2029[1]	835	851
EQM Midstream Partners LP 4.75% 2031[1]	1,105	1,140
EQM Midstream Partners LP 6.50% 2048	100	107
EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[6]	630	736
EQT Corp. 3.90% 2027	125	134
EQT Corp. 5.00% 2029	480	536
EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[6]	400	522
EQT Corp. 3.625% 2031[1]	370	387
Genesis Energy LP 5.625% 2024	150	151
Genesis Energy LP 6.50% 2025	2,235	2,262
Genesis Energy LP 8.00% 2027	2,313	2,433
Guara Norte SARL 5.198% 2034[1]	592	618
Harvest Midstream I LP 7.50% 2028[1]	1,867	2,031
Hess Midstream Partners LP 5.125% 2028[1]	687	722
Hilcorp Energy I LP 5.75% 2025[1]	775	789
Hilcorp Energy I LP 5.75% 2029[1]	615	642
Hilcorp Energy I LP 6.00% 2031[1]	600	637
Independence Energy Finance LLC 7.25% 2026[1]	500	527
Indigo Natural Resources LLC 5.375% 2029[1]	470	492
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 3.093% 2024[2,3]	12	8
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 4.00%) 4.09% 2025 (73.30% PIK)[2,3,5]	149	68
Murphy Oil Corp. 6.875% 2024	750	769
Murphy Oil Corp. 6.375% 2028	370	391
Murphy Oil USA, Inc. 3.75% 2031[1]	200	198
Nabors Industries, Inc. 5.75% 2025	355	327
New Fortress Energy, Inc. 6.75% 2025[1]	1,040	1,066
New Fortress Energy, Inc. 6.50% 2026[1]	2,385	2,440
NGL Energy Operating LLC 7.50% 2026[1]	7,705	8,100
NGL Energy Partners LP 7.50% 2023	414	408
NGL Energy Partners LP 6.125% 2025	2,696	2,452
Northern Oil and Gas, Inc. 8.125% 2028[1]	1,435	1,548
NorthRiver Midstream Finance LP 5.625% 2026[1]	625	650
NuStar Logistics LP 6.00% 2026	286	311
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	1,845	1,967
Oasis Petroleum, Inc. 6.375% 2026[1]	887	926
Occidental Petroleum Corp. 2.90% 2024	2,498	2,557
Occidental Petroleum Corp. 5.875% 2025	710	791
Occidental Petroleum Corp. 8.00% 2025	1,400	1,678
Occidental Petroleum Corp. 3.40% 2026	600	615
Occidental Petroleum Corp. 3.50% 2029	210	211
Occidental Petroleum Corp. 6.625% 2030	810	973
Occidental Petroleum Corp. 8.875% 2030	300	402
Occidental Petroleum Corp. 6.125% 2031	480	565
Occidental Petroleum Corp. 4.20% 2048	165	154
PDC Energy, Inc. 5.75% 2026	1,100	1,151
Peabody Energy Corp. 8.50% 2024 (29.41% PIK)[1,5]	635	481
Petrobras Global Finance Co. 5.60% 2031	250	280
Petrobras Global Finance Co. 6.90% 2049	375	448
Petrobras Global Finance Co. 6.75% 2050	850	995
Petrobras Global Finance Co. 5.50% 2051	200	200
Petróleos Mexicanos 6.875% 2025[1]	350	388
Petróleos Mexicanos 5.35% 2028	449	442
Petróleos Mexicanos 7.69% 2050	651	627
Petrorio Luxembourg SARL 6.125% 2026[1]	320	328
PowerTeam Services, LLC 9.033% 2025[1]	1,060	1,167
Precision Drilling Corp. 7.125% 2026[1]	175	181

192	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Precision Drilling Corp. 6.875% 2029[1]	$800	$825
Range Resources Corp. 4.875% 2025	642	665
Range Resources Corp. 8.25% 2029[1]	850	959
Rattler Midstream Partners LP 5.625% 2025[1]	955	1,005
Renewable Energy Group, Inc. 5.875% 2028[1]	520	547
Rockies Express Pipeline LLC 4.95% 2029[1]	1,000	1,033
Sabine Pass Liquefaction, LLC 4.50% 2030	856	989
Sanchez Energy Corp. 7.25% 2023[1,4]	739	18
SM Energy Co. 6.50% 2028	220	226
Southwestern Energy Co. 6.45% 2025[6]	715	793
Southwestern Energy Co. 7.50% 2026	1,649	1,748
Southwestern Energy Co. 7.75% 2027	897	974
Southwestern Energy Co. 8.375% 2028	865	979
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]	735	753
Sunoco LP 5.50% 2026	513	530
Sunoco LP 6.00% 2027	647	679
Sunoco LP 4.50% 2029[1]	1,930	1,970
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[1]	690	712
Tallgrass Energy Partners LP 5.50% 2024[1]	522	530
Tallgrass Energy Partners LP 7.50% 2025[1]	420	461
Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 2024[2,3,7,8]	11	6
Targa Resources Partners LP 5.875% 2026	321	338
Targa Resources Partners LP 6.50% 2027	133	145
Targa Resources Partners LP 6.875% 2029	115	130
Targa Resources Partners LP 5.50% 2030	1,302	1,434
Targa Resources Partners LP 4.875% 2031[1]	2,000	2,168
Targa Resources Partners LP 4.00% 2032[1]	550	566
Teekay Corp. 9.25% 2022[1]	2,908	3,008
Teekay Offshore Partners LP 8.50% 2023[1]	2,009	1,848
Transocean Guardian, Ltd. 5.875% 2024[1]	410	399
Transocean Poseidon, Ltd. 6.875% 2027[1]	385	387
Transocean, Inc. 6.125% 2025[1]	421	426
Transocean, Inc. 7.25% 2025[1]	500	437
Transocean, Inc. 8.00% 2027[1]	550	464
USA Compression Partners LP 6.875% 2026	264	277
USA Compression Partners LP 6.875% 2027	247	264
Weatherford International PLC 8.75% 2024[1]	1,971	2,065
Weatherford International PLC 11.00% 2024[1]	3,686	3,838
Western Gas Partners LP 4.50% 2028	1,374	1,472
Western Gas Partners LP 5.45% 2044	55	60
Western Midstream Operating LP 4.35% 2025[6]	369	390
Western Midstream Operating LP 4.75% 2028	160	173
Western Midstream Operating LP 5.30% 2030[6]	400	449
Western Midstream Operating LP 6.50% 2050[6]	500	580
		143,720

Communication services 12.69%
Altice France SA 5.125% 2029[1]	2,897	2,915
Beasley Mezzanine Holdings, LLC 8.625% 2026[1]	475	481
Brightstar Escrow Corp. 9.75% 2025[1]	575	621
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	1,155	1,167
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	263	273
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	1,088	1,127
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	96	101
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	3,454	3,601
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	3,137	3,321
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	140	143
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	4,285	4,371
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	1,024	1,065

American Funds Insurance Series	193

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	$725	$743
CenturyLink, Inc. 6.75% 2023	1,480	1,643
CenturyLink, Inc. 7.50% 2024	583	655
CenturyLink, Inc. 5.125% 2026[1]	1,600	1,666
CenturyLink, Inc. 4.00% 2027[1]	750	766
Cinemark USA, Inc. 5.875% 2026[1]	330	346
Cinemark USA, Inc. 5.25% 2028[1]	400	410
Clear Channel Worldwide Holdings, Inc. 7.75% 2028[1]	700	734
Clear Channel Worldwide Holdings, Inc. 7.50% 2029[1]	300	311
Cogent Communications Group, Inc. 3.50% 2026[1]	750	768
Consolidated Communications, Inc. 5.00% 2028[1]	225	229
Diamond Sports Group LLC 5.375% 2026[1]	743	482
Diamond Sports Group LLC 6.625% 2027[1]	1,056	520
DISH DBS Corp. 5.125% 2029[1]	900	890
Embarq Corp. 7.995% 2036	2,215	2,514
Epicor Software Corp., Term Loan C, (3-month USD-LIBOR + 3.25%) 4.00% 2027[2,3]	74	74
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[2,3]	525	545
Front Range BidCo, Inc. 6.125% 2028[1]	1,089	1,114
Frontier Communications Corp. 5.875% 2027[1]	1,550	1,662
Frontier Communications Corp. 5.00% 2028[1]	5,680	5,879
Frontier Communications Corp. 6.75% 2029[1]	2,110	2,248
Frontier Communications Holdings, LLC 5.875% 2029	1,000	1,020
Gray Television, Inc. 7.00% 2027[1]	828	898
iHeartCommunications, Inc. 5.25% 2027[1]	1,445	1,513
Inmarsat PLC 6.75% 2026[1]	1,475	1,562
Intelsat Jackson Holding Co. 8.00% 2024[1]	1,675	1,733
Intelsat Jackson Holding Co. 8.50% 2024[1,4]	3,175	1,885
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[2,3]	1,212	1,228
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	3,900	3,980
Kantar Group LLC, Term Loan B, (3-month USD-LIBOR + 4.50%) 5.25% 2026[2,3]	390	391
Lamar Media Corp. 3.75% 2028	61	62
Lamar Media Corp. 4.875% 2029	300	317
Lamar Media Corp. 4.00% 2030	260	264
Lamar Media Corp. 3.625% 2031[1]	125	122
Level 3 Financing, Inc. 3.75% 2029[1]	1,150	1,120
Liberty Global PLC 5.50% 2028[1]	656	689
Ligado Networks LLC 15.50% 2023 (100% PIK)[1,5]	1,530	1,511
Ligado Networks LLC 17.50% 2024 (100% PIK)[1,5]	246	190
Live Nation Entertainment, Inc. 3.75% 2028[1]	425	427
Match Group, Inc. 4.625% 2028[1]	520	542
MDC Partners, Inc. 7.50% 2024[1,6]	5,170	5,241
Meredith Corp. 6.875% 2026	1,349	1,405
Netflix, Inc. 4.875% 2028	635	739
Netflix, Inc. 4.875% 2030[1]	924	1,102
News Corp. 3.875% 2029[1]	1,050	1,062
Nexstar Broadcasting, Inc. 4.75% 2028[1]	2,400	2,469
Nexstar Escrow Corp. 5.625% 2027[1]	789	837
Qwest Capital Funding, Inc. 6.875% 2028	860	951
Scripps Escrow II, Inc. 3.875% 2029[1]	575	571
Sinclair Television Group, Inc. 5.125% 2027[1]	195	196
Sinclair Television Group, Inc. 4.125% 2030[1]	1,550	1,525
Sirius XM Radio, Inc. 4.625% 2024[1]	74	76
Sirius XM Radio, Inc. 4.00% 2028[1]	2,325	2,398
Sirius XM Radio, Inc. 4.125% 2030[1]	345	349
Sprint Corp. 11.50% 2021	538	559
Sprint Corp. 7.625% 2026	2,000	2,445
Sprint Corp. 6.875% 2028	7,981	10,246
Sprint Corp. 8.75% 2032	5,591	8,505

194	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
TEGNA, Inc. 4.75% 2026[1]	$850	$906
TEGNA, Inc. 4.625% 2028	150	156
TEGNA, Inc. 5.00% 2029	836	877
T-Mobile US, Inc. 2.625% 2026	1,650	1,691
T-Mobile US, Inc. 2.625% 2029	460	455
T-Mobile US, Inc. 3.375% 2029[1]	1,750	1,810
T-Mobile US, Inc. 2.875% 2031	800	795
Total Play Telecomunicaciones, SA de CV 7.50% 2025[1]	475	504
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[1]	4,641	4,637
Univision Communications, Inc. 5.125% 2025[1]	3,195	3,269
Univision Communications, Inc. 6.625% 2027[1]	3,050	3,309
Univision Communications, Inc. 4.50% 2029[1]	5,500	5,554
UPC Broadband Finco BV 4.875% 2031[1]	650	652
Virgin Media O2 4.25% 2031[1]	1,925	1,894
Virgin Media Secured Finance PLC 4.50% 2030[1]	990	999
Vmed O2 UK Financing I PLC 4.75% 2031[1]	300	305
Warner Music Group 3.875% 2030[1]	850	861
Ziggo Bond Co. BV 5.125% 2030[1]	419	430
Ziggo Bond Finance BV 5.50% 2027[1]	1,324	1,379
Ziggo Bond Finance BV 4.875% 2030[1]	2,200	2,258
		136,256

Consumer discretionary 12.18%
Adient US LLC 9.00% 2025[1]	500	552
Affinity Gaming 6.875% 2027[1]	885	942
Allied Universal Holdco LLC 6.625% 2026[1]	858	911
Allied Universal Holdco LLC 9.75% 2027[1]	976	1,076
Allied Universal Holdco LLC 4.625% 2028[1]	490	492
Allied Universal Holdco LLC 6.00% 2029[1]	1,745	1,771
Atlas LuxCo 4 SARL 4.625% 2028[1]	280	281
Boyd Gaming Corp. 8.625% 2025[1]	120	132
Boyd Gaming Corp. 4.75% 2027	621	644
Boyd Gaming Corp. 4.75% 2031[1]	895	930
Boyne USA, Inc. 4.75% 2029[1]	235	243
Brookfield Residential Properties, Inc. 5.00% 2029[1]	260	263
Burger King Corp. 3.875% 2028[1]	500	507
Caesars Entertainment, Inc. 6.25% 2025[1]	1,085	1,151
Caesars Resort Collection, LLC 5.75% 2025[1]	345	364
Carnival Corp. 11.50% 2023[1]	1,132	1,275
Carnival Corp. 7.625% 2026[1]	975	1,060
Carnival Corp. 10.50% 2026[1]	1,130	1,317
Carrols Restaurant Group, Inc. 5.875% 2029[1]	730	722
Carvana Co. 5.625% 2025[1]	135	141
Carvana Co. 5.50% 2027[1]	1,551	1,606
Carvana Co. 5.875% 2028[1]	1,219	1,284
CEC Entertainment, Inc. 6.75% 2026[1]	1,100	1,130
Cirsa Gaming Corp. SA 7.875% 2023[1]	2,552	2,608
Colt Merger Sub, Inc. 8.125% 2027[1]	80	89
Dana, Inc. 5.625% 2028	675	732
Dana, Inc. 4.25% 2030	455	469
Empire Communities Corp. 7.00% 2025[1]	525	553
Everi Holdings Inc. 5.00% 2029[1]	835	856
Fertitta Entertainment, Inc. 6.75% 2024[1]	2,171	2,196
Ford Motor Co. 8.50% 2023	1,787	1,996
Ford Motor Co. 9.00% 2025	684	844
Ford Motor Co. 9.625% 2030	250	359
Ford Motor Co. 7.45% 2031	275	362
Ford Motor Credit Company LLC 3.664% 2024	500	526
Ford Motor Credit Company LLC 3.81% 2024	887	929

American Funds Insurance Series	195

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC 5.584% 2024	$350	$384
Ford Motor Credit Company LLC 3.375% 2025	1,875	1,947
Ford Motor Credit Company LLC 5.125% 2025	6,285	6,929
Ford Motor Credit Company LLC 4.542% 2026	1,210	1,319
Ford Motor Credit Company LLC 3.815% 2027	1,395	1,455
Ford Motor Credit Company LLC 4.125% 2027	835	887
Ford Motor Credit Company LLC 4.271% 2027	525	563
Ford Motor Credit Company LLC 2.90% 2028	350	349
Ford Motor Credit Company LLC 5.113% 2029	200	224
Ford Motor Credit Company LLC 4.00% 2030	1,820	1,909
Full House Resorts, Inc. 8.25% 2028[1]	1,320	1,444
Goodyear Tire & Rubber Co. 5.00% 2029[1]	685	718
Grupo Axo, SAPI de CV, 5.75% 2026[1]	200	200
Hanesbrands, Inc. 4.625% 2024[1]	1,945	2,064
Hanesbrands, Inc. 5.375% 2025[1]	432	459
Hanesbrands, Inc. 4.875% 2026[1]	2,024	2,188
Hilton Grand Vacations Borrower LLC 5.00% 2029[1]	2,360	2,416
Hilton Worldwide Holdings, Inc. 4.875% 2030	508	543
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	1,120	1,131
International Game Technology PLC 6.50% 2025[1]	1,383	1,552
International Game Technology PLC 4.125% 2026[1]	785	818
International Game Technology PLC 5.25% 2029[1]	3,380	3,630
KB Home 6.875% 2027	330	394
Landry’s Finance Acquisition Co., Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3]	18	19
Lennar Corp. 4.50% 2024	40	44
Levi Strauss & Co. 5.00% 2025	90	92
Levi Strauss & Co. 3.50% 2031[1]	430	429
LGI Homes, Inc. 4.00% 2029[1]	600	604
Limited Brands, Inc. 6.625% 2030[1]	175	203
Limited Brands, Inc. 6.875% 2035	526	667
Limited Brands, Inc. 6.75% 2036	545	684
Lithia Motors, Inc. 3.875% 2029[1]	1,045	1,084
Lithia Motors, Inc. 4.375% 2031[1]	475	509
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[1]	405	421
M.D.C. Holdings, Inc. 6.00% 2043	823	1,062
Magic MergerCo, Inc. 5.25% 2028[1]	475	488
Magic MergerCo, Inc. 7.875% 2029[1]	475	490
Marriott Ownership Resorts, Inc. 4.50% 2029[1]	490	497
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.75%) 5.75% 2024[2,3]	1,067	1,071
Melco International Development, Ltd. 5.75% 2028[1]	1,670	1,766
Melco International Development, Ltd. 5.375% 2029[1]	375	397
Merlin Entertainment 5.75% 2026[1]	792	831
MGM Growth Properties LLC 5.625% 2024	557	604
MGM Growth Properties LLC 4.625% 2025[1]	900	963
MGM Growth Properties LLC 3.875% 2029[1]	1,665	1,695
MGM Resorts International 6.00% 2023	541	580
MGM Resorts International 5.50% 2027	401	441
Midwest Gaming Borrower, LLC 4.875% 2029[1]	895	897
Mohegan Gaming & Entertainment 8.00% 2026[1]	2,710	2,835
NCL Corp., Ltd. 3.625% 2024[1]	650	629
NCL Corp., Ltd. 12.25% 2024[1]	175	212
NCL Corp., Ltd. 5.875% 2026[1]	475	499
Neiman Marcus Group LLC 7.125% 2026[1]	2,910	3,110
Newell Rubbermaid, Inc. 4.875% 2025	445	494
Newell Rubbermaid, Inc. 5.875% 2036[6]	30	37
Norwegian Cruise Line Holdings, Ltd. 10.25% 2026[1]	275	320
Panther BF Aggregator 2 LP 6.25% 2026[1]	140	149

196	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Panther BF Aggregator 2 LP 8.50% 2027[1]	$990	$1,081
Party City Holdings, Inc. 6.625% 2026[1]	500	431
Party City Holdings, Inc. 8.75% 2026[1]	2,950	3,153
Peninsula Pacific Entertainment LLC 8.50% 2027[1]	500	538
Playa Resorts Holding BV, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.869% 2024[2,3]	846	815
Raptor Acquisition Corp. 4.875% 2026[1]	950	964
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 4.75% 2026[2,3]	425	426
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	430	447
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	325	371
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	1,900	2,192
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	1,560	1,560
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	1,225	1,266
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[1]	1,959	2,148
Scientific Games Corp. 5.00% 2025[1]	91	94
Scientific Games Corp. 8.625% 2025[1]	2,170	2,379
Scientific Games Corp. 8.25% 2026[1]	2,534	2,721
Scientific Games Corp. 7.00% 2028[1]	85	93
Scientific Games Corp. 7.25% 2029[1]	230	260
Six Flags Entertainment Corp. 4.875% 2024[1]	537	543
Sizzling Platter LLC 8.50% 2025[1]	450	466
Staples, Inc. 7.50% 2026[1]	421	437
Studio City Finance, Ltd. 5.00% 2029[1]	650	657
Tempur Sealy International, Inc. 4.00% 2029[1]	485	493
The Home Co., Inc. 7.25% 2025[1]	725	771
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[2,3]	1,172	1,174
Universal Entertainment Corp. 8.50% 2024[1]	1,375	1,452
Vail Resorts, Inc. 6.25% 2025[1]	315	338
VICI Properties LP 4.25% 2026[1]	962	1,002
VICI Properties LP 4.625% 2029[1]	1,385	1,474
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[1]	851	871
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]	379	387
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]	2,774	2,856
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	405	423
Wheel Pros, Inc. 6.50% 2029[1]	750	760
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 5.25% 2028[2,3]	750	753
Wyndham Destinations, Inc. 6.625% 2026[1]	525	596
Wyndham Destinations, Inc. 4.625% 2030[1]	400	414
Wyndham Worldwide Corp. 4.375% 2028[1]	1,055	1,099
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	1,171	1,216
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	200	216
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 2027[1]	100	108
Wynn Macau, Ltd. 5.125% 2029[1]	200	207
Wynn Resorts, Ltd. 7.75% 2025[1]	494	533
Wynn Resorts, Ltd. 5.125% 2029[1]	962	1,017
		130,861

Health care 10.38%
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.854% 2026[2,3]	841	834
Avantor Funding, Inc. 4.625% 2028[1]	1,510	1,596
Bausch Health Companies, Inc. 9.25% 2026[1]	2,644	2,879
Bausch Health Companies, Inc. 5.75% 2027[1]	700	745
Bausch Health Companies, Inc. 4.875% 2028[1]	1,745	1,788
Bausch Health Companies, Inc. 5.00% 2028[1]	1,137	1,080
Bausch Health Companies, Inc. 7.00% 2028[1]	553	571
Bausch Health Companies, Inc. 5.00% 2029[1]	125	117
Bausch Health Companies, Inc. 6.25% 2029[1]	815	807

American Funds Insurance Series	197

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Bausch Health Companies, Inc. 5.25% 2030[1]	$852	$793
Bausch Health Companies, Inc. 5.25% 2031[1]	3,055	2,860
Catalent Pharma Solutions, Inc. 5.00% 2027[1]	53	55
Catalent, Inc. 3.125% 2029[1]	445	432
Centene Corp. 5.375% 2026[1]	330	345
Centene Corp. 5.375% 2026[1]	50	52
Centene Corp. 4.25% 2027	584	616
Centene Corp. 2.45% 2028	4,140	4,201
Centene Corp. 4.625% 2029	4,305	4,740
Centene Corp. 3.00% 2030	2,530	2,602
Centene Corp. 3.375% 2030	842	881
Centene Corp. 2.50% 2031	1,485	1,466
Charles River Laboratories International, Inc. 4.25% 2028[1]	241	250
Charles River Laboratories International, Inc. 3.75% 2029[1]	780	792
Community Health Systems, Inc. 5.625% 2027[1]	730	780
Community Health Systems, Inc. 6.00% 2029[1]	653	700
DaVita, Inc. 4.625% 2030[1]	1,100	1,132
Encompass Health Corp. 4.50% 2028	496	515
Encompass Health Corp. 4.75% 2030	450	479
Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[1]	1,911	1,952
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[1]	1,458	985
Endo International PLC 5.75% 2022[1]	2,937	2,713
Endo International PLC 5.875% 2024[1]	1,300	1,282
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	1,490	1,462
HCA, Inc. 5.875% 2023	70	76
HCA, Inc. 5.375% 2025	175	198
HCA, Inc. 5.875% 2026	321	372
HCA, Inc. 4.50% 2027	173	196
HCA, Inc. 5.625% 2028	2,065	2,450
HCA, Inc. 5.875% 2029	750	908
HCA, Inc. 3.50% 2030	1,250	1,332
HCA, Inc. 5.50% 2047	128	167
HCA, Inc. 5.25% 2049	475	607
HCA, Inc. 7.50% 2095	250	352
IMS Health Holdings, Inc. 5.00% 2026[1]	823	854
Jaguar Holding Co. II 4.625% 2025[1]	350	368
Jaguar Holding Co. II 5.00% 2028[1]	375	407
Jazz Securities DAC 4.375% 2029[1]	660	685
Mallinckrodt International Finance SA 5.50% 2025[1,4]	1,118	782
Mallinckrodt PLC 5.75% 2022[1,4]	420	295
Mallinckrodt PLC 10.00% 2025[1]	2,319	2,594
Molina Healthcare, Inc. 5.375% 2022	1,714	1,799
Molina Healthcare, Inc. 4.375% 2028[1]	920	961
Molina Healthcare, Inc. 3.875% 2030[1]	1,999	2,084
Organon Finance 1 LLC 4.125% 2028[1]	475	485
Organon Finance 1 LLC 5.125% 2031[1]	790	815
Owens & Minor, Inc. 4.375% 2024	1,935	2,024
Owens & Minor, Inc. 4.50% 2029[1]	1,980	2,037
Par Pharmaceutical, Inc. 7.50% 2027[1]	4,215	4,315
Radiology Partners, Inc. 9.25% 2028[1]	1,693	1,877
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[2,3,5,7,8]	4,111	4,111
RP Escrow Issuer, LLC 5.25% 2025[1]	735	770
Select Medical Holdings Corp. 6.25% 2026[1]	554	591
Surgery Center Holdings 10.00% 2027[1]	416	458
Syneos Health, Inc. 3.625% 2029[1]	630	624
Team Health Holdings, Inc. 6.375% 2025[1]	899	857
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[2,3]	314	305
Tenet Healthcare Corp. 4.625% 2024	559	569

198	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Tenet Healthcare Corp. 4.875% 2026[1]	$6,080	$6,314
Tenet Healthcare Corp. 5.125% 2027[1]	710	746
Tenet Healthcare Corp. 6.25% 2027[1]	500	523
Tenet Healthcare Corp. 4.625% 2028[1]	550	567
Tenet Healthcare Corp. 6.125% 2028[1]	500	534
Tenet Healthcare Corp. 4.25% 2029[1]	990	1,004
Tenet Healthcare Corp. 6.875% 2031	100	114
Teva Pharmaceutical Finance Co. BV 2.80% 2023	1,908	1,904
Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,779	5,080
Teva Pharmaceutical Finance Co. BV 7.125% 2025	2,709	2,990
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,134	2,033
Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,038	2,237
Teva Pharmaceutical Finance Co. BV 4.10% 2046	762	669
U.S. Renal Care, Inc. 10.625% 2027[1]	359	378
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	5,285	5,424
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	581	624
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	502	547
		111,515

Materials 9.92%
Alcoa Netherlands Holding BV 5.50% 2027[1]	510	554
Alcoa Netherlands Holding BV 4.125% 2029[1]	430	449
ArcelorMittal 4.25% 2029	200	222
ArcelorMittal 7.25% 2039[6]	570	806
ArcelorMittal 7.00% 2041[6]	985	1,370
Arconic Corp. 6.00% 2025[1]	810	864
Arconic Rolled Products Corp. 6.125% 2028[1]	200	215
Ardagh Group SA 6.50% 2027[1,5]	622	654
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[1]	650	646
Ardagh Packaging Finance 5.25% 2025[1]	495	521
Ardagh Packaging Finance 6.00% 2025[1]	533	551
Ardagh Packaging Finance 5.25% 2027[1]	225	230
Axalta Coating Systems LLC 4.75% 2027[1]	460	483
BWAY Parent Co., Inc. 5.50% 2024[1]	1,619	1,637
Cascades, Inc. 5.125% 2026[1]	495	529
Cascades, Inc. 5.375% 2028[1]	340	358
Cleveland-Cliffs, Inc. 9.875% 2025[1]	204	239
Cleveland-Cliffs, Inc. 6.75% 2026[1]	1,167	1,260
Cleveland-Cliffs, Inc. 5.875% 2027	4,675	4,920
Cleveland-Cliffs, Inc. 7.00% 2027	297	314
Cleveland-Cliffs, Inc. 4.625% 2029[1]	2,300	2,423
Cleveland-Cliffs, Inc. 4.875% 2031[1]	2,475	2,602
Consolidated Energy Finance SA 6.50% 2026[1]	1,250	1,287
Constellium SE 3.75% 2029[1]	350	347
CVR Partners LP 9.25% 2023[1]	346	348
CVR Partners LP 6.125% 2028[1]	2,775	2,848
Element Solutions, Inc. 3.875% 2028[1]	620	633
First Quantum Minerals, Ltd. 7.25% 2023[1]	2,073	2,116
First Quantum Minerals, Ltd. 7.50% 2025[1]	4,243	4,413
First Quantum Minerals, Ltd. 6.875% 2026[1]	3,076	3,222
First Quantum Minerals, Ltd. 6.875% 2027[1]	5,440	5,935
FMG Resources 4.375% 2031[1]	1,115	1,194
Freeport-McMoRan, Inc. 4.55% 2024	150	163
Freeport-McMoRan, Inc. 4.25% 2030	932	1,000
Freeport-McMoRan, Inc. 5.40% 2034	562	680
Freeport-McMoRan, Inc. 5.45% 2043	1,851	2,265
FXI Holdings, Inc. 7.875% 2024[1]	2,905	3,009
FXI Holdings, Inc. 12.25% 2026[1]	5,515	6,367
GPC Merger Sub, Inc. 7.125% 2028[1]	434	469

American Funds Insurance Series	199

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Hexion, Inc. 7.875% 2027[1]	$2,411	$2,604
INEOS Group Holdings SA 5.625% 2024[1]	772	777
Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	1,260	1,403
LSB Industries, Inc. 9.625% 2023[1]	4,313	4,440
Mercer International, Inc. 5.125% 2029[1]	400	412
Methanex Corp. 5.125% 2027	4,500	4,866
Methanex Corp. 5.25% 2029	1,300	1,402
Methanex Corp. 5.65% 2044	825	855
Neon Holdings, Inc. 10.125% 2026[1]	970	1,061
Nouryon Holding BV 8.00% 2026[1]	931	988
Nova Chemicals Corp. 4.875% 2024[1]	495	523
Nova Chemicals Corp. 5.00% 2025[1]	295	316
Nova Chemicals Corp. 5.25% 2027[1]	1,036	1,118
Nova Chemicals Corp. 4.25% 2029[1]	1,530	1,547
Novelis Corp. 5.875% 2026[1]	950	989
Novelis Corp. 4.75% 2030[1]	990	1,041
OCI NV 5.25% 2024[1]	250	258
Olin Corp. 9.50% 2025[1]	490	611
Olin Corp. 5.625% 2029	300	330
Olin Corp. 5.00% 2030	280	299
Owens-Illinois, Inc. 5.875% 2023[1]	420	453
Owens-Illinois, Inc. 6.375% 2025[1]	265	295
Plastipak Holdings, Inc. 6.25% 2025[1]	200	205
Rayonier A.M. Products, Inc. 7.625% 2026[1]	300	313
SCIH Salt Holdings, Inc. 4.875% 2028[1]	2,825	2,832
SCIH Salt Holdings, Inc. 6.625% 2029[1]	1,245	1,250
Scotts Miracle-Gro Co. 4.50% 2029	639	665
Sealed Air Corp. 4.875% 2022[1]	410	428
Sealed Air Corp. 5.25% 2023[1]	267	283
Sealed Air Corp. 4.00% 2027[1]	316	337
Silgan Holdings, Inc. 4.125% 2028	377	392
Summit Materials, Inc. 6.50% 2027[1]	360	382
Summit Materials, Inc. 5.25% 2029[1]	955	1,016
Trivium Packaging BV 5.50% 2026[1]	530	558
Trivium Packaging BV 8.50% 2027[1]	403	439
Tronox, Ltd. 4.625% 2029[1]	2,570	2,599
Valvoline, Inc. 4.25% 2030[1]	353	365
Valvoline, Inc. 3.625% 2031[1]	620	622
Venator Materials Corp. 5.75% 2025[1]	4,876	4,809
Venator Materials Corp. 9.50% 2025[1]	1,805	2,035
W. R. Grace & Co. 4.875% 2027[1]	790	839
Warrior Met Coal, Inc. 8.00% 2024[1]	1,400	1,423
		106,523

Industrials 8.68%
ADT Corp. 3.50% 2022	1,221	1,245
Allison Transmission Holdings, Inc. 3.75% 2031[1]	2,270	2,234
American Airlines, Inc. 5.50% 2026[1]	2,160	2,290
American Airlines, Inc. 5.75% 2029[1]	750	812
Associated Materials, LLC 9.00% 2025[1]	2,156	2,291
Atkore, Inc. 4.25% 2031[1]	385	390
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	275	282
Avis Budget Car Rental, LLC 5.75% 2027[1]	1,290	1,347
Avis Budget Group, Inc. 5.25% 2025[1]	509	516
Avis Budget Group, Inc. 4.75% 2028[1]	550	564
Avis Budget Group, Inc. 5.375% 2029[1]	1,550	1,616
Avolon Holdings Funding, Ltd. 5.25% 2024[1]	660	726
Azul Investments LLP 7.25% 2026[1]	670	658
Boeing Company 3.625% 2031	1,050	1,130

200	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Company 3.50% 2039	$70	$70
Boeing Company 3.75% 2050	400	413
Boeing Company 5.93% 2060	700	968
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	1,050	1,099
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	132	139
Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	660	714
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	600	660
Bombardier, Inc. 6.125% 2023[1]	645	681
Bombardier, Inc. 7.50% 2024[1]	600	628
Bombardier, Inc. 7.50% 2025[1]	1,601	1,650
Bombardier, Inc. 7.125% 2026[1]	1,910	2,002
Bombardier, Inc. 7.875% 2027[1]	2,803	2,912
Bombardier, Inc. 7.45% 2034[1]	700	753
Booz Allen Hamilton, Inc. 3.875% 2028[1]	1,390	1,421
BWX Technologies, Inc. 4.125% 2028[1]	615	628
BWX Technologies, Inc. 4.125% 2029[1]	1,220	1,244
Clarivate Science Holdings Corp. 3.875% 2028[1]	1,515	1,531
Clarivate Science Holdings Corp. 4.875% 2029[1]	1,365	1,403
Clean Harbors, Inc. 4.875% 2027[1]	766	805
CoreCivic, Inc. 8.25% 2026	2,190	2,275
CoreLogic, Inc. 4.50% 2028[1]	4,289	4,257
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[2,3]	750	757
Covanta Holding Corp. 5.875% 2025	358	371
Covanta Holding Corp. 5.00% 2030	850	895
Deluxe Corp. 8.00% 2029[1]	300	326
Dun & Bradstreet Corp. 6.875% 2026[1]	1,003	1,067
Dun & Bradstreet Corp. 10.25% 2027[1]	1,148	1,272
Fortress Transportation and Infrastructure Investors LLC 9.75% 2027[1]	445	515
Fortress Transportation and Infrastructure Investors LLC 5.50% 2028[1]	510	532
Global Infrastructure Solutions, Inc. 5.625% 2029[1]	500	520
Harsco Corp. 5.75% 2027[1]	650	683
Herc Holdings, Inc. 5.50% 2027[1]	200	211
Howmet Aerospace, Inc. 6.875% 2025	987	1,150
Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,130
JELD-WEN Holding, Inc. 4.875% 2027[1]	1,033	1,076
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	1,710	1,797
LABL Escrow Issuer, LLC 6.75% 2026[1]	850	908
LABL Escrow Issuer, LLC 10.50% 2027[1]	690	762
LSC Communications, Inc. 8.75% 2023[1,4,7,8]	8,933	474
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,4,7,8]	301	16
MasTec, Inc. 4.50% 2028[1]	1,250	1,319
Meritor, Inc. 4.50% 2028[1]	825	838
MH Sub I, LLC, Term Loan, (3-month USD-LIBOR + 6.25%) 6.345% 2029[2,3]	150	153
Mueller Water Products, Inc. 4.00% 2029[1]	625	643
NESCO Holdings II, Inc. 5.50% 2029[1]	255	266
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[1]	750	774
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	250	264
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	1,400	1,527
Park River Holdings, Inc. 5.625% 2029[1]	775	755
Pitney Bowes, Inc. 6.875% 2027[1]	750	795
Prime Security Services Borrower, LLC 3.375% 2027[1]	475	461
Prime Security Services Borrower, LLC 6.25% 2028[1]	627	668
R.R. Donnelley & Sons Co. 6.125% 2026[1]	375	396
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.104% 2024[2,3]	368	369
Rexnord Corp. 4.875% 2025[1]	848	868
Rolls-Royce PLC 5.75% 2027[1]	615	678
Sensata Technologies Holding BV 4.00% 2029[1]	410	417
Sensata Technologies, Inc. 3.75% 2031[1]	500	495

American Funds Insurance Series	201

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
SkyMiles IP, Ltd. 4.75% 2028[1]	$1,365	$1,519
Spirit AeroSystems, Inc. 4.60% 2028	210	206
SRS Distribution, Inc. 4.625% 2028[1]	480	491
SRS Distribution, Inc. 6.125% 2029[1]	305	315
Stericycle, Inc. 5.375% 2024[1]	1,135	1,170
Stericycle, Inc. 3.875% 2029[1]	270	270
The Brink’s Co. 4.625% 2027[1]	719	751
Titan International, Inc. 7.00% 2028[1]	750	786
TransDigm, Inc. 8.00% 2025[1]	658	713
TransDigm, Inc. 6.25% 2026[1]	1,938	2,047
TransDigm, Inc. 5.50% 2027	855	892
TransDigm, Inc. 4.625% 2029[1]	910	913
Triumph Group, Inc. 6.25% 2024[1]	510	520
Triumph Group, Inc. 8.875% 2024[1]	586	653
Triumph Group, Inc. 7.75% 2025[1]	270	278
Uber Technologies, Inc. 8.00% 2026[1]	498	538
United Airlines Holdings, Inc. 6.50% 2027[1]	4,245	4,679
United Airlines, Inc., Pass Through Trust Certificates, Series 2020-1, Class B, 4.875% 2027	330	350
United Airlines, Inc. 4.375% 2026[1]	250	259
United Airlines, Inc. 4.625% 2029[1]	780	808
United Rentals, Inc. 5.875% 2026	53	55
United Rentals, Inc. 3.875% 2031	325	331
Vertical Holdco GMBH 7.625% 2028[1]	485	527
Vertical U.S. Newco, Inc. 5.25% 2027[1]	1,475	1,556
WESCO Distribution, Inc. 7.125% 2025[1]	1,375	1,488
WESCO Distribution, Inc. 7.25% 2028[1]	1,420	1,584
Western Global Airlines LLC 10.375% 2025[1]	385	442
XPO Logistics, Inc. 6.75% 2024[1]	198	206
XPO Logistics, Inc. 6.25% 2025[1]	300	319
		93,168

Financials 5.89%
Advisor Group Holdings, LLC 6.25% 2028[1]	1,656	1,751
AG Merger Sub II, Inc. 10.75% 2027[1]	4,140	4,611
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	1,536	1,616
Ally Financial, Inc. 8.00% 2031	466	668
Apollo Commercial Real Estate Finance, Inc. 4.625% 2029[1]	800	790
Aretec Escrow Issuer, Inc. 7.50% 2029[1]	2,710	2,795
AssuredPartners, Inc. 8.00% 2027[1]	437	467
AssuredPartners, Inc. 5.625% 2029[1]	365	366
BroadStreet Partners, Inc. 5.875% 2029[1]	575	588
Compass Diversified Holdings 5.25% 2029[1]	3,670	3,821
Credit Acceptance Corp. 5.125% 2024[1]	765	795
Fairstone Financial, Inc. 7.875% 2024[1]	619	647
Freedom Mortgage Corp. 7.625% 2026[1]	625	651
FS Energy and Power Fund 7.50% 2023[1]	4,084	4,231
Hightower Holding, LLC 6.75% 2029[1]	505	516
HUB International, Ltd. 7.00% 2026[1]	1,950	2,027
Icahn Enterprises Finance Corp. 5.25% 2027	627	648
Icahn Enterprises Finance Corp. 4.375% 2029[1]	675	674
Ladder Capital Corp. 5.25% 2022[1]	150	151
Ladder Capital Corp. 4.25% 2027[1]	1,489	1,492
LD Holdings Group LLC 6.125% 2028[1]	575	576
LPL Financial Holdings, Inc. 4.625% 2027[1]	1,212	1,260
LPL Financial Holdings, Inc. 4.00% 2029[1]	550	554
LPL Financial Holdings, Inc. 4.375% 2031[1]	1,060	1,075
MGIC Investment Corp. 5.25% 2028	525	557
MidCap Financial Issuer Trust 6.50% 2028[1]	750	786

202	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
MidCap Financial Issuer Trust 5.625% 2030[1]	$565	$568
MSCI, Inc. 5.375% 2027[1]	320	342
MSCI, Inc. 4.00% 2029[1]	900	952
MSCI, Inc. 3.625% 2030[1]	66	68
MSCI, Inc. 3.625% 2031[1]	1,875	1,926
MSCI, Inc. 3.875% 2031[1]	2,150	2,234
National Financial Partners Corp. 6.875% 2028[1]	1,094	1,155
Nationstar Mortgage Holdings, Inc. 5.50% 2028[1]	425	429
Navient Corp. 6.50% 2022	1,633	1,705
Navient Corp. 5.50% 2023	3,086	3,259
Navient Corp. 5.875% 2024	1,720	1,860
Navient Corp. 6.125% 2024	1,267	1,371
Navient Corp. 5.00% 2027	2,883	2,989
Navient Corp. 4.875% 2028	320	322
Navient Corp. 5.625% 2033	1,678	1,624
NFP Corp. 4.875% 2028[1]	500	509
OneMain Holdings, Inc. 7.125% 2026	935	1,090
Owl Rock Capital Corp. 4.625% 2024[1]	750	798
Owl Rock Capital Corp. 3.75% 2025	900	953
Owl Rock Capital Corp. 3.375% 2026	390	407
Quicken Loans, LLC 3.625% 2029[1]	455	450
Springleaf Finance Corp. 6.125% 2024	1,167	1,257
Springleaf Finance Corp. 6.625% 2028	190	219
Springleaf Finance Corp. 5.375% 2029	183	199
Starwood Property Trust, Inc. 5.00% 2021	871	876
Starwood Property Trust, Inc. 5.50% 2023[1]	465	488
Summer (BC) BidCo B LLC 5.50% 2026[1]	365	372
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 8.00%) 9.00% 2025 (72.22% PIK)[2,3,5]	481	506
United Wholesale Mortgage, LLC 5.50% 2029[1]	255	255
		63,296

Information technology 4.22%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,3]	3,574	3,620
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 2025[2,3]	822	836
Avaya, Inc. 6.125% 2028[1]	490	525
Banff Merger Sub, Inc. 9.75% 2026[1]	1,833	1,932
Black Knight, Inc. 3.625% 2028[1]	1,315	1,310
BMC Software, Inc. 7.125% 2025[1]	225	241
BMC Software, Inc. 9.125% 2026[1]	240	254
Booz Allen Hamilton, Inc. 4.00% 2029[1]	455	466
Broadcom, Inc. 3.469% 2034[1]	179	190
CommScope Finance LLC 6.00% 2026[1]	833	880
Dell International LLC / EMC Corp. 8.10% 2036	450	687
Dell International LLC / EMC Corp. 8.35% 2046	291	477
Dell, Inc. 6.50% 2038	222	284
Dell, Inc. 5.40% 2040	850	1,006
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.897% 2023[2,3]	643	634
Diebold Nixdorf, Inc. 9.375% 2025[1]	4,700	5,226
Diebold, Inc. 8.50% 2024	1,534	1,572
Elastic NV 4.125% 2029[1]	900	900
Gartner, Inc. 4.50% 2028[1]	2,025	2,141
Gartner, Inc. 3.75% 2030[1]	200	205
Imola Merger Corp. 4.75% 2029[1]	300	309
MicroStrategy, Inc. 6.125% 2028[1]	675	676
MoneyGram International, Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[2,3]	1,210	1,223
NCR Corp. 5.125% 2029[1]	2,675	2,762
Oracle Corp. 3.95% 2051	458	501

American Funds Insurance Series	203

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Rocket Software, Inc. 6.50% 2029[1]	$1,715	$1,704
Sabre GLBL, Inc. 7.375% 2025[1]	48	52
Sabre Holdings Corp. 9.25% 2025[1]	548	653
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[2,3]	1,325	1,330
Square, Inc. 2.75% 2026[1]	2,350	2,394
Square, Inc. 3.50% 2031[1]	1,270	1,283
Synaptics, Inc. 4.00% 2029[1]	325	327
Ultimate Software Group, Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[2,3]	1,325	1,352
Unisys Corp. 6.875% 2027[1]	1,695	1,855
VeriSign, Inc. 5.25% 2025	132	150
Veritas Holdings, Ltd. 7.50% 2025[1]	2,140	2,234
ViaSat, Inc. 5.625% 2027[1]	175	183
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.00% 2028[2,3]	50	50
Xerox Corp. 5.00% 2025[1]	595	629
Xerox Corp. 5.50% 2028[1]	2,135	2,221
		45,274

Real estate 3.32%
Brookfield Property REIT, Inc. 5.75% 2026[1]	3,714	3,909
Diversified Healthcare Trust 4.75% 2024	275	283
Diversified Healthcare Trust 9.75% 2025	650	721
Diversified Healthcare Trust 4.75% 2028	335	331
Diversified Healthcare Trust 4.375% 2031	1,975	1,895
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 2026[1]	500	504
Hospitality Properties Trust 7.50% 2025	238	270
Howard Hughes Corp. 5.375% 2028[1]	1,957	2,082
Howard Hughes Corp. 4.125% 2029[1]	3,143	3,153
Howard Hughes Corp. 4.375% 2031[1]	2,018	2,015
Iron Mountain, Inc. 4.875% 2027[1]	2,066	2,145
Iron Mountain, Inc. 5.00% 2028[1]	617	642
Iron Mountain, Inc. 5.25% 2028[1]	1,214	1,273
Iron Mountain, Inc. 5.25% 2030[1]	2,610	2,766
Iron Mountain, Inc. 4.50% 2031[1]	1,300	1,318
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,005	2,068
Kennedy-Wilson Holdings, Inc. 5.00% 2031	1,895	1,952
Ladder Capital Corp. 5.25% 2025[1]	1,040	1,060
Medical Properties Trust, Inc. 5.00% 2027	1,333	1,415
Medical Properties Trust, Inc. 3.50% 2031	239	242
Park Intermediate Holdings LLC 4.875% 2029[1]	1,540	1,595
QTS Realty Trust, Inc. 3.875% 2028[1]	625	669
Realogy Corp. 9.375% 2027[1]	740	823
Realogy Corp. 5.75% 2029[1]	840	879
Realogy Group LLC 7.625% 2025[1]	260	282
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	685	687
Service Properties Trust 5.50% 2027	130	139
WeWork Companies, Inc. 7.875% 2025[1]	140	146
Xenia Hotels & Resorts, Inc. 4.875% 2029[1]	360	372
		35,636

Consumer staples 3.31%
Albertsons Companies, Inc. 3.50% 2023[1]	550	566
Albertsons Companies, Inc. 3.50% 2029[1]	1,580	1,564
Albertsons Companies, Inc. 4.875% 2030[1]	335	358
B&G Foods, Inc. 5.25% 2025	612	629
B&G Foods, Inc. 5.25% 2027	1,428	1,489
Central Garden & Pet Co. 4.125% 2030	420	430
Central Garden & Pet Co. 4.125% 2031[1]	755	766
Coty, Inc. 5.00% 2026[1]	700	712

204	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Coty, Inc. 6.50% 2026[1]	$520	$528
Darling Ingredients, Inc. 5.25% 2027[1]	459	483
Edgewell Personal Care Co. 5.50% 2028[1]	275	292
Energizer Holdings, Inc. 4.375% 2029[1]	545	546
Ingles Markets, Inc. 4.00% 2031[1]	355	355
JBS Luxembourg SARL 3.625% 2032[1]	600	600
Kraft Heinz Company 3.875% 2027	725	797
Kraft Heinz Company 4.25% 2031	713	811
Kraft Heinz Company 5.00% 2042	500	612
Kraft Heinz Company 5.20% 2045	330	411
Kraft Heinz Company 4.375% 2046	2,116	2,402
Kraft Heinz Company 4.875% 2049	2,115	2,573
Kraft Heinz Company 5.50% 2050	770	1,002
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	840	854
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	3,350	3,362
Lamb Weston Holdings, Inc. 4.625% 2024[1]	561	582
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 2026[2,3]	1,801	1,809
Post Holdings, Inc. 5.625% 2028[1]	569	605
Post Holdings, Inc. 5.50% 2029[1]	166	178
Post Holdings, Inc. 4.625% 2030[1]	4,205	4,281
Post Holdings, Inc. 4.50% 2031[1]	750	750
Prestige Brands International, Inc. 5.125% 2028[1]	103	109
Prestige Brands International, Inc. 3.75% 2031[1]	1,525	1,473
Simmons Foods, Inc. 4.625% 2029[1]	993	1,003
Spectrum Brands, Inc. 5.75% 2025	178	183
Triton Water Holdings, Inc. 6.25% 2029[1]	630	632
United Natural Foods, Inc. 6.75% 2028[1]	1,700	1,833
		35,580

Utilities 2.79%
AmeriGas Partners LP 5.75% 2027	297	332
Calpine Corp. 4.50% 2028[1]	500	511
Calpine Corp. 5.125% 2028[1]	518	528
Calpine Corp. 3.75% 2031[1]	400	381
Calpine Corp. 5.00% 2031[1]	1,000	997
DPL, Inc. 4.125% 2025	765	821
DPL, Inc. 4.35% 2029	575	625
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	1,155	1,355
FirstEnergy Corp. 2.25% 2030	1,170	1,123
FirstEnergy Corp. 2.65% 2030	624	622
FirstEnergy Corp. 7.375% 2031	734	1,006
FirstEnergy Corp. 5.35% 2047[6]	550	661
FirstEnergy Corp. 3.40% 2050	1,710	1,681
FirstEnergy Transmission LLC 2.866% 2028[1]	325	337
Inversiones Latin America Power 5.125% 2033[1]	310	308
NextEra Energy Partners LP 4.25% 2024[1]	122	129
NextEra Energy Partners LP 3.875% 2026[1]	92	98
NGL Energy Partners LP 7.50% 2026	1,150	1,052
NRG Energy, Inc. 7.25% 2026	328	341
NRG Energy, Inc. 3.375% 2029[1]	355	349
NRG Energy, Inc. 3.625% 2031[1]	1,030	1,013
Pacific Gas and Electric Co. 3.00% 2028	550	553
Pacific Gas and Electric Co. 4.55% 2030	473	506
Pacific Gas and Electric Co. 3.25% 2031	200	197
Pacific Gas and Electric Co. 3.95% 2047	500	466
Pacific Gas and Electric Co. 4.95% 2050	600	618
PG&E Corp. 5.00% 2028	2,880	2,916
PG&E Corp. 5.25% 2030	2,345	2,374
PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2025[2,3]	252	249

American Funds Insurance Series	205

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Talen Energy Corp. 10.50% 2026[1]	$3,768	$2,729
Talen Energy Corp. 7.25% 2027[1]	2,973	2,778
Talen Energy Corp. 6.625% 2028[1]	130	119
Talen Energy Supply, LLC 7.625% 2028[1]	1,699	1,592
Vistra Operations Co. LLC 3.55% 2024[1]	231	244
Vistra Operations Co. LLC 4.375% 2029[1]	400	403
		30,014

Total corporate bonds, notes & loans		931,843

U.S. Treasury bonds & notes 0.11%
U.S. Treasury inflation-protected securities 0.11%
U.S. Treasury Inflation-Protected Security 0.125% 2051[9,10]	1,025	1,124

Municipals 0.00%
Puerto Rico 0.00%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	5	5

Total bonds, notes & other debt instruments (cost: $906,669,000)		932,972

Convertible bonds & notes 0.35%
Communication services 0.14%
Cinemark USA, Inc., convertible notes, 4.50% 2025[1]	190	337
DISH DBS Corp., convertible notes, 3.375% 2026	635	650
Live Nation Entertainment, Inc., convertible notes, 2.00% 2025	430	482
		1,469

Industrials 0.08%
American Airlines Group, Inc., convertible notes, 6.50% 2025	183	288
Southwest Airlines Co., convertible notes, 1.25% 2025	403	612
		900

Information technology 0.07%
Sabre GLBL, Inc., convertible notes, 4.00% 2025	390	712

Consumer discretionary 0.05%
NCL Corp., Ltd., convertible notes, 5.375% 2025[1]	155	283
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023[1]	200	273
		556

Energy 0.01%
Mesquite Energy, Inc., convertible notes, 15.19% 2023 (100% PIK)[1,5,7,8]	70	70

Total convertible bonds & notes (cost: $2,724,000)		3,707

Convertible stocks 0.08%	Shares
Financials 0.05%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 0% 2023[1]	411	519

Utilities 0.03%
PG&E Corp., convertible preferred units, 5.50% 2023	3,350	340

Total convertible stocks (cost: $717,000)		859

206	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Common stocks 5.62%	Shares	Value (000)
Health care 2.02%
Rotech Healthcare, Inc.[7,8,11,12]	201,793	$21,693

Energy 1.99%
Chesapeake Energy Corp.	157,546	8,180
Chesapeake Energy Corp.[1,7]	844	42
Oasis Petroleum, Inc.	42,568	4,280
Denbury, Inc.[11]	32,880	2,525
Extraction Oil & Gas, Inc.[11]	29,821	1,637
Extraction Oil & Gas, Inc.[1,7,11,12]	8,511	449
Weatherford International[11]	99,159	1,805
Ascent Resources - Utica LLC, Class A7,8,11,12	6,297,894	1,260
Diamond Offshore Drilling, Inc.[11]	82,188	522
Diamond Offshore Drilling, Inc.[1,7,8,11]	28,784	153
California Resources Corp.[11]	17,202	518
McDermott International, Ltd.[11]	107,875	53
Mesquite Energy, Inc.[7,8,11]	3,558	21
Tapstone Energy, LLC[1,7,8,11]	14,603	—	[13]
		21,445

Industrials 0.77%
New AMI I, LLC[7,8,11]	949,277	8,259

Consumer discretionary 0.51%
MYT Holding Co., Class B7,11	608,846	3,379
NMG Parent LLC[7,11]	14,350	1,937
NMG Parent LLC[1,7,11]	1,615	194
		5,510

Materials 0.14%
Hexion Holdings Corp., Class B11	81,939	1,475

Financials 0.09%
Jonah Energy Parent LLC[7,8,11]	38,716	581
Navient Corp.	20,000	386
		967

Communication services 0.06%
iHeartMedia, Inc., Class A11	22,639	610

Information technology 0.04%
MoneyGram International, Inc.[11]	41,400	417

Total common stocks (cost: $34,018,000)		60,376

Preferred securities 0.27%
Consumer discretionary 0.20%
MYT Holding LLC, Series A, preferred shares	2,095,904	2,143

Industrials 0.07%
ACR III LSC Holdings LLC, Series B, preferred shares[1,7,8,11]	1,022	719

Total preferred securities (cost: $2,933,000)		2,862

American Funds Insurance Series	207

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Rights & warrants 0.13%	Shares	Value (000)
Energy 0.07%
Chesapeake Energy Corp., Class B, warrants, expire 2026[11]	14,962	$357
Chesapeake Energy Corp., Class A, warrants, expire 2026[11]	12,565	338
Chesapeake Energy Corp., Class C, warrants, expire 2026[11]	4,376	91
Sable Permian Resources, LLC, Class A, warrants, expire 2024[7,8,11]	2,894	—	[13]
		786

Consumer discretionary 0.06%
NMG Parent LLC, warrants, expire 2027[7,11]	27,111	620

Total rights & warrants (cost: $2,471,000)		1,406

Short-term securities 5.83%
Money market investments 5.83%
Capital Group Central Cash Fund 0.04%[14,15]	626,652	62,665

Total short-term securities (cost: $62,664,000)		62,665
Total investment securities 99.15% (cost: $1,012,196,000)		1,064,847
Other assets less liabilities 0.85%		9,158

Net assets 100.00%		$1,074,005

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [16]	Value at 6/30/2021 (000) [17]	Unrealized depreciation at 6/30/2021 (000)
2 Year U.S. Treasury Note Futures	Long	248	October 2021	$49,600	$54,639	$(93)
10 Year Ultra U.S. Treasury Note Futures	Short	24	September 2021	(2,400)	(3,533)	(57)
10 Year U.S. Treasury Note Futures	Short	284	September 2021	(28,400)	(37,630)	(84)
						$(234)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2021 (000)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	$50,074	$(5,109)	$(4,890)	$(219)

Investments in affiliates15

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 6/30/2021 (000)	Dividend income (000)
Short-term securities 5.83%
Money market investments 5.83%
Capital Group Central Cash Fund 0.04%[14]	$33,493	$302,652	$273,478	$1	$(3)	$62,665	$12

208	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $651,007,000, which represented 60.61% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $28,965,000, which represented 2.70% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $44,114,000, which represented 4.11% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $412,000, which represented .04% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Security did not produce income during the last 12 months.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.
[13]	Amount less than one thousand.
[14]	Rate represents the seven-day yield at 6/30/2021.
[15]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$4,331	$21,693	2.02%
Ascent Resources - Utica LLC, Class A	11/15/2016	302	1,260	.12
Extraction Oil & Gas, Inc.	1/20/2021	215	449	.04
Total private placement securities		$4,848	$23,402	2.18%

Key to abbreviations and symbol
Auth. = Authority
CMT = Constant Maturity Treasury
DAC = Designated Activity Company
LIBOR = London Interbank Offered Rate
Rev. = Revenue
USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	209

American Funds Mortgage Fund
Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 79.12%	Principal amount (000)		Value (000)
Mortgage-backed obligations 57.66%
Federal agency mortgage-backed obligations 50.51%
Fannie Mae Pool #AS7638 2.50% 2031[1]	$853		$893
Fannie Mae Pool #695412 5.00% 2033[1]	—	[2]	—	[2]
Fannie Mae Pool #AD3566 5.00% 2035[1]	2		2
Fannie Mae Pool #256583 5.00% 2036[1,3]	34		36
Fannie Mae Pool #889101 1.631% 2038[1,4]	32		33
Fannie Mae Pool #964279 2.485% 2038[1,4]	31		32
Fannie Mae Pool #964708 2.765% 2038[1,4]	4		4
Fannie Mae Pool #AC0794 5.00% 2039[1]	8		10
Fannie Mae Pool #931768 5.00% 2039[1]	2		2
Fannie Mae Pool #AL9335 2.289% 2040[1,4]	1,184		1,256
Fannie Mae Pool #932606 5.00% 2040[1]	4		5
Fannie Mae Pool #MA4333 2.00% 2041[1]	24		24
Fannie Mae Pool #MA4387 2.00% 2041[1]	22		22
Fannie Mae Pool #MA4364 2.00% 2041[1]	7		7
Fannie Mae Pool #AL9327 2.164% 2041[1,4]	1,109		1,175
Fannie Mae Pool #AL9326 2.199% 2041[1,4]	1,453		1,539
Fannie Mae Pool #AJ1873 4.00% 2041[1]	7		8
Fannie Mae Pool #AE1248 5.00% 2041[1]	11		13
Fannie Mae Pool #AE1274 5.00% 2041[1]	8		9
Fannie Mae Pool #AE1277 5.00% 2041[1]	5		6
Fannie Mae Pool #AE1283 5.00% 2041[1]	3		3
Fannie Mae Pool #AE1290 5.00% 2042[1]	6		6
Fannie Mae Pool #AT3954 3.50% 2043[1]	4		4
Fannie Mae Pool #AT0300 3.50% 2043[1]	2		2
Fannie Mae Pool #AY1829 3.50% 2044[1]	4		4
Fannie Mae Pool #AW8240 3.50% 2044[1]	1		1
Fannie Mae Pool #BJ5015 4.00% 2047[1]	58		63
Fannie Mae Pool #BH3122 4.00% 2047[1]	1		1
Fannie Mae Pool #BM4488 3.381% 2048[1,4]	622		650
Fannie Mae Pool #BK6840 4.00% 2048[1]	38		41
Fannie Mae Pool #BK5232 4.00% 2048[1]	30		32
Fannie Mae Pool #BK9743 4.00% 2048[1]	11		12
Fannie Mae Pool #BK9761 4.50% 2048[1]	8		9
Fannie Mae Pool #BJ8402 3.544% 2049[1,4]	128		133
Fannie Mae Pool #CA5496 3.00% 2050[1]	2,962		3,157
Fannie Mae Pool #CB0041 3.00% 2051[1]	242		260
Fannie Mae Pool #BF0379 3.50% 2059[1]	211		229
Fannie Mae Pool #BF0497 3.00% 2060[1]	71		75
Fannie Mae Pool #BF0481 3.50% 2060[1]	241		262
Freddie Mac Pool #A18781 5.00% 2034[1,3]	819		935
Freddie Mac Pool #C91883 4.00% 2036[1,3]	2,923		3,186
Freddie Mac Pool #840222 2.386% 2040[1,4]	328		348
Freddie Mac Pool #RB5118 2.00% 2041[1]	72		74
Freddie Mac Pool #Q15874 4.00% 2043[1]	2		2
Freddie Mac Pool #760014 2.977% 2045[1,4]	580		606
Freddie Mac Pool #760012 3.109% 2045[1,4]	52		54
Freddie Mac Pool #760013 3.182% 2045[1,4]	34		36
Freddie Mac Pool #760015 2.679% 2047[1,4]	104		109
Freddie Mac Pool #Q52069 3.50% 2047[1]	44		47
Freddie Mac Pool #Q47615 3.50% 2047[1]	27		29
Freddie Mac Pool #Q56599 4.00% 2048[1]	46		50
Freddie Mac Pool #Q56175 4.00% 2048[1]	34		37
Freddie Mac Pool #Q55971 4.00% 2048[1]	32		35
Freddie Mac Pool #Q55970 4.00% 2048[1]	13		14
Freddie Mac Pool #Q58411 4.50% 2048[1]	93		103
Freddie Mac Pool #Q58436 4.50% 2048[1]	41		45
Freddie Mac Pool #Q58378 4.50% 2048[1]	33		36
Freddie Mac Pool #Q57242 4.50% 2048[1]	28		30
Freddie Mac Pool #RA1339 3.00% 2049[1]	2,327		2,449
Freddie Mac Pool #QA2748 3.50% 2049[1]	28		30
Freddie Mac Pool #SD8158 3.50% 2051[1]	84		88

210	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8164 3.50% 2051[1]	$62	$66
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,087	1,137
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,4]	1,086	1,136
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,4]	865	905
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	124	134
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	660	705
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,4]	4,003	4,312
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	2,240	2,354
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	1,784	1,947
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	982	1,071
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	39	43
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	24	26
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	5,165	5,463
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,432	1,500
Government National Mortgage Assn. 2.00% 2051[1,5]	12,480	12,688
Government National Mortgage Assn. 2.50% 2051[1,5]	7,496	7,744
Government National Mortgage Assn. 3.00% 2051[1,5]	3,032	3,163
Government National Mortgage Assn. 3.00% 2051[1,5]	800	835
Government National Mortgage Assn. 3.50% 2051[1,5]	37	39
Government National Mortgage Assn. Pool #AH5894 3.75% 2034[1]	925	1,000
Government National Mortgage Assn. Pool #AD0028 3.75% 2038[1]	576	615
Government National Mortgage Assn. Pool #AH5897 3.75% 2039[1]	578	617
Government National Mortgage Assn. Pool #004410 4.00% 2039[1]	58	60
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	116	133
Government National Mortgage Assn. Pool #004823 4.00% 2040[1]	88	90
Government National Mortgage Assn. Pool #005142 4.50% 2041[1]	28	30
Government National Mortgage Assn. Pool #005104 5.00% 2041[1]	177	193
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	143	161
Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]	238	245
Government National Mortgage Assn. Pool #MA0366 3.50% 2042[1]	207	212
Government National Mortgage Assn. Pool #AA5526 3.50% 2042[1]	140	147
Government National Mortgage Assn. Pool #AF0140 3.50% 2043[1]	234	246
Government National Mortgage Assn. Pool #AD4360 3.50% 2043[1]	94	99
Government National Mortgage Assn. Pool #AH5882 3.75% 2044[1]	525	574
Government National Mortgage Assn. Pool #AH5884 4.25% 2044[1]	1,352	1,516
Government National Mortgage Assn. Pool #MA3727 4.00% 2046[1]	340	354
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	521	557
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	230	246
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[1]	3,118	3,275
Government National Mortgage Assn. Pool #AO0409 4.589% 2065[1]	185	200
Government National Mortgage Assn. Pool #AO0461 4.604% 2065[1]	101	109
Government National Mortgage Assn. Pool #AN1825 4.614% 2065[1]	330	355
Government National Mortgage Assn. Pool #AO0385 4.512% 2066[1]	732	796
Government National Mortgage Assn. Pool #725897 5.20% 2066[1]	2	2
Uniform Mortgage-Backed Security 1.50% 2036[1,5]	500	506
Uniform Mortgage-Backed Security 2.00% 2036[1,5]	38,830	39,996
Uniform Mortgage-Backed Security 2.50% 2036[1,5]	300	313
Uniform Mortgage-Backed Security 2.00% 2051[1,5]	23,844	23,981

American Funds Insurance Series	211

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 2.50% 2051[1,5]	$3,341	$3,442
Uniform Mortgage-Backed Security 2.50% 2051[1,5]	131	135
Uniform Mortgage-Backed Security 3.00% 2051[1,5]	6,339	6,598
Uniform Mortgage-Backed Security 3.00% 2051[1,5]	2,704	2,817
Uniform Mortgage-Backed Security 3.50% 2051[1,5]	10,938	11,514
Uniform Mortgage-Backed Security 4.00% 2051[1,5]	77	82
Uniform Mortgage-Backed Security 4.50% 2051[1,5]	2,938	3,164
		168,011

Collateralized mortgage-backed obligations (privately originated) 6.60%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,4,6]	868	874
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,4,6]	348	349
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,4,6]	611	612
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,4,6]	1,531	1,533
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,4,6]	684	695
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[1,4,6]	349	357
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2052[1,4,6]	750	751
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.892% 2053[1,4,6]	583	584
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.992% 2053[1,4,6]	809	810
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,4,6]	1,210	1,211
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.077% 2023[1,4,6]	750	751
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.26% 2021[1,4,6]	1,625	1,627
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[1,4,6]	3,375	3,377
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,4,6]	220	220
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,4,6]	266	267
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,4,6]	1,021	1,024
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,4,6]	192	195
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2055[1,4,6]	768	766
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,4,6]	619	618
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.742% 2054[1,4,6]	3,950	3,956
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2054[1,4,6]	375	375
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,4,6]	337	343
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.692% 2057[1,4,6]	24	24
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,6]	626	634
		21,953

Commercial mortgage-backed securities 0.55%
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 2038[1,4,6]	1,174	1,176
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[1,4,6]	370	371
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.951% 2026[1,4,6]	273	274
		1,821

Total mortgage-backed obligations		191,785

212	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 17.63%
U.S. Treasury 13.04%
U.S. Treasury 0.125% 2023	$650	$649
U.S. Treasury 0.125% 2023	175	175
U.S. Treasury 0.375% 2025	490	481
U.S. Treasury 0.375% 2025	200	196
U.S. Treasury 0.50% 2026	1,750	1,724
U.S. Treasury 0.75% 2026	8,122	8,087
U.S. Treasury 0.75% 2026	250	248
U.S. Treasury 0.75% 2028	555	540
U.S. Treasury 1.125% 2028	2,000	1,994
U.S. Treasury 1.25% 2028	6,475	6,501
U.S. Treasury 0.625% 2030	1,000	932
U.S. Treasury 0.875% 2030	350	333
U.S. Treasury 1.125% 2031	2,525	2,451
U.S. Treasury 1.375% 2040	380	341
U.S. Treasury 1.875% 2041	1,750	1,712
U.S. Treasury 1.25% 2050	6,630	5,402
U.S. Treasury 1.375% 2050	6,000	5,046
U.S. Treasury 1.625% 2050[3]	6,565	5,882
U.S. Treasury 2.375% 2051	640	683
		43,377

U.S. Treasury inflation-protected securities 4.59%
U.S. Treasury Inflation-Protected Security 0.125% 2023[7]	1,537	1,606
U.S. Treasury Inflation-Protected Security 0.375% 2023[7]	1,855	1,974
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	265	280
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	1,129	1,214
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	304	328
U.S. Treasury Inflation-Protected Security 0.50% 2024[7]	861	928
U.S. Treasury Inflation-Protected Security 0.625% 2024[7]	1,076	1,159
U.S. Treasury Inflation-Protected Security 0.125% 2031[7]	3,846	4,235
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	134	202
U.S. Treasury Inflation-Protected Security 0.75% 2042[3,7]	1,327	1,609
U.S. Treasury Inflation-Protected Security 1.00% 2049[7]	1,300	1,743
		15,278

Total U.S. Treasury bonds & notes		58,655

Asset-backed obligations 3.40%
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.12% 2030[1,4,6]	250	250
ARES CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.114% 2028[1,4,6]	250	250
Ballyrock, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.155% 2030[1,4,6]	250	250
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,6]	100	100
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[1]	195	195
Cent CLO LP, Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.151% 2030[1,4,6]	250	250
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]	539	548
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,6]	104	106
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,6]	842	849
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[1,6]	275	276
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.184% 2029[1,4,6]	250	250
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,6]	1,000	1,013
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[1,6]	194	193
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[1,6]	536	538
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[1,6]	285	286
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.184% 2029[1,4,6]	250	250

American Funds Insurance Series	213

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,6]	$213	$213
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[1,6]	224	224
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,6]	457	458
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,6]	547	548
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[1,6]	1,550	1,556
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.146% 2030[1,4,6]	250	250
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[1,6]	594	598
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,4,6]	119	121
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.158% 2027[1,4,6]	371	371
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[1,4,6]	250	250
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[1,4,6]	250	250
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,6]	111	109
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.156% 2030[1,4,6]	250	250
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.182% 2030[1,4,6]	250	250
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.264% 2030[1,4,6]	250	250
		11,302

Bonds & notes of governments & government agencies outside the U.S. 0.26%
Asian Development Bank 1.00% 2026	592	594
Canada 0.75% 2026	275	273
		867

Federal agency bonds & notes 0.09%
Fannie Mae 0.875% 2030	300	285

Corporate bonds, notes & loans 0.08%
Communication services 0.08%
SBA Tower Trust 1.631% 2026[6]	253	253

Total bonds, notes & other debt instruments (cost: $262,798,000)		263,147

Short-term securities 53.64%	Weighted average yield at acquisition
Federal agency bills & notes 27.04%
Fannie Mae 8/18/2021	0.005%	7,236	7,235
Federal Farm Credit Banks 8/11/2021	0.040	3,000	3,000
Federal Farm Credit Banks 10/25/2021	0.030	3,600	3,599
Federal Farm Credit Banks 10/27/2021	0.030	4,900	4,899
Federal Home Loan Bank 7/7/2021	0.020	6,000	6,000
Federal Home Loan Bank 7/9/2021	0.018	4,000	4,000
Federal Home Loan Bank 7/28/2021	0.015	4,000	4,000
Federal Home Loan Bank 7/30/2021	0.009	6,000	6,000
Federal Home Loan Bank 8/11/2021	0.014	15,300	15,299
Federal Home Loan Bank 8/13/2021	0.017	12,000	11,999
Federal Home Loan Bank 8/18/2021	0.009	8,000	7,999
Federal Home Loan Bank 8/27/2021	0.019	5,000	4,999
Federal Home Loan Bank 9/2/2021	0.014	5,000	4,999
Tennessee Valley Authority 7/21/2021	0.009	5,900	5,900
			89,928

214	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 25.10%
Amazon.com, Inc. 7/12/2021[6]	0.030%	$9,000	$9,000
Apple Inc. 7/13/2021[6]	0.020	7,000	7,000
Apple Inc. 7/14/2021[6]	0.020	2,500	2,500
BofA Securities, Inc. 9/17/2021[6]	0.120	4,800	4,799
CAFCO, LLC 7/15/2021[6]	0.130	9,000	9,000
Canadian Imperial Bank of Commerce 7/1/2021[6]	0.050	6,900	6,900
Chariot Funding, LLC 8/13/2021[6]	0.090	9,500	9,499
Chevron Corp. 7/13/2021[6]	0.040	7,500	7,500
Chevron Corp. 8/23/2021[6]	0.040	2,000	2,000
Exxon Asset Management Co. 7/26/2021	0.040	8,600	8,599
ExxonMobil Corp. 7/22/2021	0.060	600	600
Paccar Financial Corp. 7/6/2021	0.050	1,000	1,000
Paccar Financial Corp. 8/26/2021	0.090	5,600	5,599
Procter & Gamble Co. 7/12/2021[6]	0.060	9,500	9,500
			83,496

U.S. Treasury bills 1.50%
U.S. Treasury 9/28/2021	0.020	5,000	4,999

Total short-term securities (cost: $178,429,000)			178,423
Total investment securities 132.76% (cost: $441,227,000)			441,570
Other assets less liabilities (32.76)%			(108,969)

Net assets 100.00%			$332,601

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [8]	Value at 6/30/2021 (000) [9]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	25	October 2021	$2,500	$3,086	$(10)
10 Year U.S. Treasury Note Futures	Long	73	September 2021	7,300	9,672	28
10 Year Ultra U.S. Treasury Note Futures	Short	95	September 2021	(9,500)	(13,984)	(222)
20 Year U.S. Treasury Bond Futures	Long	4	September 2021	400	643	17
30 Year Ultra U.S. Treasury Bond Futures	Short	5	September 2021	(500)	(964)	(38)
						$(225)

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 6/30/2021 (000)
3-month USD-LIBOR	0.243%	5/2/2024	$33,400	$267	$22	$245
3-month USD-LIBOR	0.32%	9/23/2025	3,600	75	—	75
3-month USD-LIBOR	0.81%	7/28/2045	5,700	1,092	16	1,076
3-month USD-LIBOR	0.811%	7/27/2050	3,000	676	—	676
					$38	$2,072

American Funds Insurance Series	215

American Funds Mortgage Fund (continued)

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,455,000, which represented .44% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $102,832,000, which represented 30.92% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

216	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2021	unaudited

Short-term securities 97.65%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 73.38%
Alberta (Province of) 8/25/2021[1]	0.080%	$4,000	$3,999
Amazon.com, Inc. 7/12/2021[1]	0.030	10,000	10,000
Australia & New Zealand Banking Group, Ltd. 8/11/2021[1]	0.090	10,000	9,999
Bank of Montreal 9/8/2021	0.070	10,000	9,998
BNG Bank NV 7/16/2021[1]	0.044	3,500	3,500
BNG Bank NV 8/10/2021[1]	0.060	6,690	6,689
British Columbia (Province of) 8/16/2021	0.040	9,600	9,599
CAFCO, LLC 7/15/2021[1]	0.060	7,500	7,500
Caisse d’Amortissement de la Dette Sociale 8/23/2021	0.140	7,000	6,999
Chariot Funding, LLC 7/12/2021[1]	0.139	10,000	10,000
Chevron Corp. 7/26/2021[1]	0.040	10,000	9,999
DBS Bank Ltd. 7/6/2021[1]	0.120	6,300	6,300
Denmark (Kingdom of) 7/13/2021	0.030	5,100	5,100
Denmark (Kingdom of) 7/16/2021	0.060	5,000	5,000
DNB Bank ASA 7/7/2021[1]	0.125	8,000	8,000
Export Development Canada 8/3/2021	0.070	9,200	9,199
FMS Wertmanagement 8/16/2021[1]	0.065	8,000	7,999
Hydro-Québec 9/27/2021[1]	0.070	5,500	5,499
L’Oréal USA, Inc. 7/12/2021[1]	0.027	10,000	10,000
LVMH Moët Hennessy Louis Vuitton Inc. 7/8/2021[1]	0.129	10,000	10,000
Nestlé Finance International Ltd. 8/9/2021[1]	0.059	5,000	5,000
Novartis Finance Corp. 8/2/2021[1]	0.050	5,000	5,000
Novartis Finance Corp. 8/9/2021[1]	0.060	4,500	4,500
NRW.Bank 7/21/2021[1]	0.058	10,000	9,999
Roche Holdings, Inc. 7/16/2021[1]	0.035	10,000	10,000
Starbird Funding Corp. 7/1/2021[1]	0.070	2,000	2,000
Sumitomo Mitsui Banking Corp. 7/19/2021[1]	0.040	9,400	9,400
Thunder Bay Funding, LLC 7/8/2021[1]	0.060	10,000	10,000
Total Capital Canada Ltd. 8/30/2021[1]	0.080	8,350	8,349
Toyota Industries Commercial Finance, Inc. 8/27/2021[1]	0.069	10,000	9,999
Toyota Motor Credit Corp. 7/28/2021	0.050	6,500	6,500
Unilever Capital Corp. 9/14/2021[1]	0.029	10,000	9,998
Victory Receivables Corp. 8/27/2021[1]	0.080	3,300	3,299
			249,423

U.S. Treasury bills 15.21%
U.S. Treasury 7/6/2021	0.007	9,800	9,800
U.S. Treasury 7/22/2021	0.012	6,900	6,900
U.S. Treasury 8/5/2021	0.016	10,000	10,000
U.S. Treasury 8/12/2021	0.012	10,000	9,999
U.S. Treasury 8/19/2021	0.013	15,000	14,999
			51,698

Federal agency bills & notes 9.06%
Fannie Mae 9/1/2021	0.015	5,000	4,999
Federal Farm Credit Banks 9/21/2021	0.020	5,100	5,099
Federal Home Loan Bank 7/7/2021	0.005	5,000	5,000
Federal Home Loan Bank 7/30/2021	0.010	9,400	9,400

American Funds Insurance Series	217

Ultra-Short Bond Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 8/11/2021	0.013%	$5,000	$5,000
Federal Home Loan Bank 8/18/2021	0.009	500	500
Federal Home Loan Bank 9/1/2021	0.050	800	800
			30,798

Total short-term securities (cost: $331,925,000)			331,919
Total investment securities 97.65% (cost: $331,925,000)			331,919
Other assets less liabilities 2.35%			7,978

Net assets 100.00%			$339,897

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $197,028,000, which represented 57.97% of the net assets of the fund.

See notes to financial statements.

218	American Funds Insurance Series

U.S. Government Securities Fund
(formerly U.S. Government/AAA-Rated Securities Fund)
Investment portfolio June 30, 2021	unaudited

Bonds, notes & other debt instruments 81.88%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 51.67%
U.S. Treasury 29.50%
U.S. Treasury 2.00% 2021	$2,000		$2,013
U.S. Treasury 1.375% 2022	1,100		1,108
U.S. Treasury 1.75% 2022	3,000		3,046
U.S. Treasury 2.125% 2023	—	[1]	—	[1]
U.S. Treasury 2.875% 2023	5,000		5,306
U.S. Treasury 0.375% 2024	5,000		4,994
U.S. Treasury 0.25% 2025	39,515		38,769
U.S. Treasury 0.25% 2025	4,000		3,916
U.S. Treasury 0.375% 2025	78,000		76,523
U.S. Treasury 0.375% 2025	10,000		9,820
U.S. Treasury 0.75% 2026	34,375		34,202
U.S. Treasury 0.75% 2026	3,943		3,925
U.S. Treasury 0.75% 2026	1,250		1,243
U.S. Treasury 0.875% 2026	24,450		24,441
U.S. Treasury 1.625% 2026	10,000		10,356
U.S. Treasury 0.50% 2027	5,314		5,124
U.S. Treasury 1.125% 2028	450		449
U.S. Treasury 1.25% 2028	22,514		22,604
U.S. Treasury 1.25% 2028	3,600		3,606
U.S. Treasury 0.625% 2030	1,175		1,095
U.S. Treasury 0.875% 2030	36,395		34,606
U.S. Treasury 1.125% 2031	57,000		55,332
U.S. Treasury 1.625% 2031	10,000		10,156
U.S. Treasury 1.125% 2040	9,875		8,487
U.S. Treasury 1.125% 2040	7,000		6,038
U.S. Treasury 1.875% 2041	7,625		7,458
U.S. Treasury 2.50% 2046	5,400		5,841
U.S. Treasury 2.50% 2046	3,900		4,219
U.S. Treasury 2.875% 2046	2,700		3,128
U.S. Treasury 2.25% 2049	2,450		2,533
U.S. Treasury 2.375% 2049	13,000		13,816
U.S. Treasury 2.875% 2049	26,000		30,389
U.S. Treasury 3.00% 2049[2]	4,800		5,735
U.S. Treasury 1.25% 2050	35,400		28,845
U.S. Treasury 1.375% 2050	56,500		47,521
U.S. Treasury 1.625% 2050[2]	72,330		64,811
U.S. Treasury 1.875% 2051	21,902		20,860
U.S. Treasury 2.375% 2051	4,948		5,281
			607,596

U.S. Treasury inflation-protected securities 22.17%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	6,252		6,394
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	14,738		15,401
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	18,814		20,017
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	101,393		107,265
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	31,477		33,951
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	6,946		7,471
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	5,130		5,532
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	6,525		7,029
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	89,913		97,906
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	20,722		22,873
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	6,380		7,009
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	76,816		84,580
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	378		568
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,3]	9,677		11,729
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	7,083		8,437

American Funds Insurance Series	219

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	$4,987		$6,686
U.S. Treasury Inflation-Protected Security 0.25% 2050[3]	328		370
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	12,161		13,331
			456,549

Total U.S. Treasury bonds & notes			1,064,145

Mortgage-backed obligations 17.31%
Federal agency mortgage-backed obligations 17.31%
Fannie Mae Pool #257104 6.50% 2028[4]	66		74
Fannie Mae Pool #695412 5.00% 2033[4]	1		1
Fannie Mae Pool #AD3566 5.00% 2035[4]	8		9
Fannie Mae Pool #MA2746 4.00% 2036[4]	2,006		2,186
Fannie Mae Pool #MA2588 4.00% 2036[4]	1,042		1,131
Fannie Mae Pool #256860 6.50% 2037[4]	17		20
Fannie Mae Pool #888698 7.00% 2037[4]	40		47
Fannie Mae Pool #256828 7.00% 2037[4]	3		3
Fannie Mae Pool #970343 6.00% 2038[4]	15		16
Fannie Mae Pool #AC0794 5.00% 2039[4]	34		39
Fannie Mae Pool #931768 5.00% 2039[4]	6		7
Fannie Mae Pool #932606 5.00% 2040[4]	17		19
Fannie Mae Pool #AJ1873 4.00% 2041[4]	28		31
Fannie Mae Pool #AI1862 5.00% 2041[4]	527		603
Fannie Mae Pool #AI3510 5.00% 2041[4]	329		376
Fannie Mae Pool #AJ0704 5.00% 2041[4]	287		328
Fannie Mae Pool #AJ5391 5.00% 2041[4]	167		191
Fannie Mae Pool #AE1248 5.00% 2041[4]	45		51
Fannie Mae Pool #AE1277 5.00% 2041[4]	20		23
Fannie Mae Pool #AE1283 5.00% 2041[4]	11		12
Fannie Mae Pool #AE1290 5.00% 2042[4]	22		25
Fannie Mae Pool #AT7161 3.50% 2043[4]	64		69
Fannie Mae Pool #AT3954 3.50% 2043[4]	15		16
Fannie Mae Pool #AT0300 3.50% 2043[4]	9		10
Fannie Mae Pool #BM6240 2.201% 2044[4,5]	674		713
Fannie Mae Pool #AY1829 3.50% 2044[4]	15		16
Fannie Mae Pool #AW8240 3.50% 2044[4]	4		4
Fannie Mae Pool #BE5017 3.50% 2045[4]	80		86
Fannie Mae Pool #BE8740 3.50% 2047[4]	72		78
Fannie Mae Pool #BE8742 3.50% 2047[4]	24		26
Fannie Mae Pool #BH2848 3.50% 2047[4]	9		10
Fannie Mae Pool #BH2847 3.50% 2047[4]	9		10
Fannie Mae Pool #BH2846 3.50% 2047[4]	10		10
Fannie Mae Pool #BJ5015 4.00% 2047[4]	232		252
Fannie Mae Pool #BH3122 4.00% 2047[4]	5		6
Fannie Mae Pool #BM3788 3.50% 2048[4]	4,641		5,028
Fannie Mae Pool #BJ4901 3.50% 2048[4]	51		55
Fannie Mae Pool #BK6840 4.00% 2048[4]	151		164
Fannie Mae Pool #BK5232 4.00% 2048[4]	119		129
Fannie Mae Pool #BK9743 4.00% 2048[4]	45		49
Fannie Mae Pool #CA1909 4.50% 2048[4]	37		40
Fannie Mae Pool #BK9761 4.50% 2048[4]	31		34
Fannie Mae Pool #CA4151 3.50% 2049[4]	755		824
Fannie Mae Pool #FM1062 3.50% 2049[4]	655		713
Fannie Mae Pool #FM1443 3.50% 2049[4]	491		527
Fannie Mae Pool #BJ8411 3.50% 2049[4]	157		170
Fannie Mae Pool #FM2179 3.00% 2050[4]	6,197		6,595
Fannie Mae Pool #FM3834 4.50% 2050[4]	1,713		1,839
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[4,5]	—	[1]	—	[1]
Fannie Mae, Series 2001-4, Class NA, 9.005% 2025[4,5]	—	[1]	—	[1]
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[4]	358		361

220	American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[4]	$367	$371
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.185% 2023[4,5]	541	567
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[4,5]	1,092	1,161
Freddie Mac Pool #1H1354 2.446% 2036[4,5]	102	110
Freddie Mac Pool #C03518 5.00% 2040[4]	457	519
Freddie Mac Pool #G06459 5.00% 2041[4]	1,000	1,146
Freddie Mac Pool #841039 2.213% 2043[4,5]	652	692
Freddie Mac Pool #Q19133 3.50% 2043[4]	41	45
Freddie Mac Pool #Q17696 3.50% 2043[4]	40	43
Freddie Mac Pool #Q23190 4.00% 2043[4]	222	245
Freddie Mac Pool #Q15874 4.00% 2043[4]	7	7
Freddie Mac Pool #Q28558 3.50% 2044[4]	262	282
Freddie Mac Pool #760014 2.977% 2045[4,5]	464	485
Freddie Mac Pool #Q52069 3.50% 2047[4]	119	129
Freddie Mac Pool #Q47615 3.50% 2047[4]	73	79
Freddie Mac Pool #Q54701 3.50% 2048[4]	79	85
Freddie Mac Pool #Q54709 3.50% 2048[4]	76	82
Freddie Mac Pool #Q54782 3.50% 2048[4]	66	72
Freddie Mac Pool #Q54700 3.50% 2048[4]	66	71
Freddie Mac Pool #Q54781 3.50% 2048[4]	58	63
Freddie Mac Pool #Q56590 3.50% 2048[4]	37	40
Freddie Mac Pool #Q56589 3.50% 2048[4]	33	36
Freddie Mac Pool #Q54699 3.50% 2048[4]	32	35
Freddie Mac Pool #Q54698 3.50% 2048[4]	25	27
Freddie Mac Pool #Q54831 3.50% 2048[4]	23	25
Freddie Mac Pool #G67711 4.00% 2048[4]	2,154	2,359
Freddie Mac Pool #Q56599 4.00% 2048[4]	183	200
Freddie Mac Pool #Q56175 4.00% 2048[4]	135	147
Freddie Mac Pool #Q55971 4.00% 2048[4]	127	139
Freddie Mac Pool #Q58411 4.50% 2048[4]	373	412
Freddie Mac Pool #Q58436 4.50% 2048[4]	164	182
Freddie Mac Pool #Q58378 4.50% 2048[4]	131	142
Freddie Mac Pool #Q57242 4.50% 2048[4]	111	121
Freddie Mac Pool #ZT0522 4.50% 2048[4]	40	43
Freddie Mac Pool #ZS4774 4.50% 2048[4]	37	41
Freddie Mac Pool #RA1463 3.50% 2049[4]	528	576
Freddie Mac Pool #QA0284 3.50% 2049[4]	305	330
Freddie Mac Pool #RA1580 3.50% 2049[4]	271	296
Freddie Mac Pool #QA2748 3.50% 2049[4]	75	82
Freddie Mac Pool #RA2236 4.50% 2049[4]	531	573
Freddie Mac Pool #SD8158 3.50% 2051[4]	519	548
Freddie Mac Pool #SD8164 3.50% 2051[4]	388	411
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.501% 2023[4,5]	5	5
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[4]	144	146
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[4]	715	730
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[4]	200	209
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[4,5]	2,565	2,715
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[4]	2,745	2,905
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[4]	1,363	1,467
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[4]	4,698	5,028
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[4]	736	822
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	7,234	7,564
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[4,5]	6,650	6,954
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[4,5]	6,544	6,846
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[4]	2,050	2,175

American Funds Insurance Series	221

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[4]	$407	$439
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[4]	2,163	2,310
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[4,5]	3,833	4,128
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	6,624	7,227
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[4]	4,811	5,057
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	2,405	2,625
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[4]	993	1,042
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[4]	4,167	4,392
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[4]	2,437	2,660
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[4]	1,206	1,270
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[4]	925	1,009
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[4]	524	571
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[4]	4,711	4,949
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	29,703	31,414
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[4]	7,013	7,346
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[4]	8,773	9,222
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[4]	2,840	2,901
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[4]	535	526
Government National Mortgage Assn. 2.00% 2051[4,6]	1,260	1,281
Government National Mortgage Assn. 2.50% 2051[4,6]	16,408	16,951
Government National Mortgage Assn. 3.00% 2051[4,6]	987	1,030
Government National Mortgage Assn. 3.00% 2051[4,6]	313	327
Government National Mortgage Assn. Pool #698668 5.50% 2038[4]	98	111
Government National Mortgage Assn. Pool #700778 5.50% 2038[4]	25	29
Government National Mortgage Assn. Pool #699537 5.50% 2038[4]	13	15
Government National Mortgage Assn. Pool #782365 6.00% 2038[4]	131	156
Government National Mortgage Assn. Pool #004269 6.50% 2038[4]	228	272
Government National Mortgage Assn. Pool #698406 5.00% 2039[4]	264	305
Government National Mortgage Assn. Pool #783690 6.00% 2039[4]	116	133
Government National Mortgage Assn. Pool #783689 5.50% 2040[4]	3,656	4,244
Government National Mortgage Assn. Pool #783687 4.50% 2041[4]	735	799
Government National Mortgage Assn. Pool #783688 5.00% 2041[4]	1,349	1,503
Government National Mortgage Assn. Pool #MA0533 3.00% 2042[4]	27	28
Government National Mortgage Assn. Pool #MA1012 3.50% 2043[4]	930	999
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[4]	6,729	7,182
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[4]	3,010	3,219
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[4]	527	562
Uniform Mortgage-Backed Security 1.50% 2036[4,6]	11,765	11,870
Uniform Mortgage-Backed Security 2.00% 2036[4,6]	32,035	33,045
Uniform Mortgage-Backed Security 2.00% 2051[4,6]	5,696	5,728
Uniform Mortgage-Backed Security 2.50% 2051[4,6]	19,826	20,424

222	American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 2.50% 2051[4,6]	$548	$566
Uniform Mortgage-Backed Security 3.00% 2051[4,6]	710	739
Uniform Mortgage-Backed Security 3.00% 2051[4,6]	392	409
Uniform Mortgage-Backed Security 3.50% 2051[4,6]	75,456	79,431
Uniform Mortgage-Backed Security 4.50% 2051[4,6]	2,290	2,466
		356,523

Federal agency bonds & notes 12.90%
Export-Import Bank of the United States-Guaranteed,Ethiopian Leasing 2012 LLC 2.646% 2026	439	460
Fannie Mae 1.25% 2021	2,900	2,904
Fannie Mae 2.875% 2023	36,000	38,050
Fannie Mae 0.625% 2025	10,000	9,990
Fannie Mae 0.75% 2027	2,900	2,829
Fannie Mae 0.875% 2030	8,600	8,157
Fannie Mae 7.125% 2030	2,000	2,925
Federal Farm Credit Banks 0.375% 2022	1,500	1,504
Federal Home Loan Bank 3.375% 2023	16,715	17,837
Federal Home Loan Bank 3.25% 2028	6,500	7,382
Federal Home Loan Bank 5.50% 2036	300	442
Private Export Funding Corp. 3.266% 2021[7]	34,000	34,379
Private Export Funding Corp. 3.55% 2024	3,190	3,436
Private Export Funding Corp. 1.40% 2028	3,000	3,002
Tennessee Valley Authority 0.75% 2025	1,800	1,802
Tennessee Valley Authority 2.875% 2027	5,000	5,482
Tennessee Valley Authority 4.65% 2035	1,780	2,346
Tennessee Valley Authority 5.88% 2036	875	1,298
Tennessee Valley Authority, Series A, 4.625% 2060	250	370
TVA Southaven 3.846% 2033	1,057	1,173
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,408
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	42,542
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	14,779	15,928
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,489	2,861
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	1,500	1,506
U.S. Agency for International Development, Ukraine 1.471% 2021	2,210	2,223
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	3,750	3,757
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	6,000	6,149
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	1,500	1,577
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,412
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,829
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,819
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,332
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	3,856	4,149
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	2,650	2,858
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	2,482	2,655
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	2,475	2,651
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	2,377	2,549
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,059	2,211
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	700
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032	813	932
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032	665	762
		265,578

Total bonds, notes & other debt instruments (cost: $1,676,931,000)		1,686,246

American Funds Insurance Series	223

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Short-term securities 24.38%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 16.62%
Amazon.com, Inc. 7/12/2021[7]	0.030%	$41,000	$41,000
Amazon.com, Inc. 7/21/2021[7]	0.050	7,620	7,620
Apple Inc. 7/8/2021[7]	0.040	14,300	14,300
Apple Inc. 9/2/2021[7]	0.050	22,000	21,999
CAFCO, LLC 7/15/2021[7]	0.130	15,000	14,999
Canadian Imperial Bank of Commerce 7/1/2021[7]	0.050	10,900	10,900
Chariot Funding, LLC 7/2/2021[7]	0.080	25,000	25,000
Chariot Funding, LLC 8/13/2021[7]	0.090	15,000	14,999
Chariot Funding, LLC 8/16/2021[7]	0.070	10,000	9,999
Chevron Corp. 7/6/2021[7]	0.040	15,000	15,000
Chevron Corp. 7/16/2021[7]	0.020	19,700	19,699
CRC Funding, LLC 7/7/2021[7]	0.140	10,000	10,000
CRC Funding, LLC 7/16/2021[7]	0.090	20,700	20,699
CRC Funding, LLC 8/5/2021[7]	0.120	15,000	14,999
ExxonMobil Corp. 7/22/2021	0.060	16,900	16,899
ExxonMobil Corp. 7/27/2021	0.030	15,200	15,199
Paccar Financial Corp. 7/7/2021	0.040	19,000	19,000
Paccar Financial Corp. 7/20/2021	0.050	20,000	19,999
Procter & Gamble Co. 7/15/2021[7]	0.060	30,000	29,999
			342,309

Federal agency bills & notes 7.76%
Federal Farm Credit Bank 7/29/2021	0.045	8,400	8,400
Federal Farm Credit Bank 8/25/2021	0.088	10,000	9,999
Federal Farm Credit Bank 9/8/2021	0.070	10,000	9,998
Federal Farm Credit Bank 11/24/2021	0.030	26,200	26,193
Federal Home Loan Bank 8/4/2021	0.015	14,800	14,799
Federal Home Loan Bank 8/11/2021	0.013	20,000	19,998
Federal Home Loan Bank 9/1/2021	0.020	31,200	31,197
Federal Home Loan Bank 9/22/2021	0.043	39,100	39,094
			159,678

Total short-term securities (cost: $501,997,000)			501,987
Total investment securities 106.26% (cost: $2,178,928,000)			2,188,233
Other assets less liabilities (6.26)%			(129,000)

Net assets 100.00%			$2,059,233

224	American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [8]	Value at 6/30/2021 (000) [9]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
90 Day Euro Dollar Futures	Short	252	September 2021	$(63,000)	$(62,912)	$(26)
90 Day Euro Dollar Futures	Long	252	June 2022	63,000	62,830	(26)
90 Day Euro Dollar Futures	Long	1,130	December 2022	282,500	281,031	62
90 Day Euro Dollar Futures	Long	1,642	June 2023	410,500	407,298	(876)
90 Day Euro Dollar Futures	Long	595	September 2023	148,750	147,262	(263)
90 Day Euro Dollar Futures	Short	2,237	December 2024	(559,250)	(550,610)	(139)
2 Year U.S. Treasury Note Futures	Short	447	October 2021	(89,400)	(98,483)	184
5 Year U.S. Treasury Note Futures	Short	287	October 2021	(28,700)	(35,424)	(30)
10 Year U.S. Treasury Note Futures	Short	201	September 2021	(20,100)	(26,633)	(60)
10 Year Ultra U.S. Treasury Note Futures	Short	1,304	September 2021	(130,400)	(191,953)	(2,843)
20 Year U.S. Treasury Bond Futures	Long	598	September 2021	59,800	96,129	2,485
30 Year Ultra U.S. Treasury Bond Futures	Long	4	September 2021	400	771	11
						$(1,521)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2021 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 6/30/2021 (000)
2.5775%	U.S. EFFR	7/16/2022	$181,639	$4,573	$4,586	$(13)
1.2525%	U.S. EFFR	2/14/2023	156,941	2,805	3,206	(401)
0.241%	U.S. EFFR	3/1/2024	119,400	(368)	(132)	(236)
U.S. EFFR	0.11%	5/18/2024	97,600	647	554	93
U.S. EFFR	0.1275%	6/25/2025	20,100	387	376	11
U.S. EFFR	0.126%	6/25/2025	20,100	388	377	11
U.S. EFFR	0.106%	6/30/2025	22,492	451	445	6
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(1,289)	(1,285)	(4)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	1,135	980	155
2.908%	3-month USD-LIBOR	2/1/2028	16,000	1,134	979	155
2.925%	3-month USD-LIBOR	2/1/2028	12,800	917	793	124
2.92%	3-month USD-LIBOR	2/2/2028	12,200	871	753	118
U.S. EFFR	0.5385%	3/26/2030	49,000	2,474	3,354	(880)
0.913%	3-month USD-LIBOR	6/9/2030	31,000	(1,168)	(1,736)	568
U.S. EFFR	0.666%	11/19/2030	15,500	715	1,035	(320)
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(632)	(330)	(302)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(774)	(396)	(378)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(774)	(396)	(378)
0.833%	3-month USD-LIBOR	4/3/2040	15,800	(2,294)	(3,008)	714
3-month USD-LIBOR	0.81%	7/28/2045	87,600	16,778	21,538	(4,760)
2.037%	3-month USD-LIBOR	2/15/2047	60,000	3,747	—	3,747
3-month USD-LIBOR	0.811%	7/27/2050	52,500	11,825	15,036	(3,211)
					$46,729	$(5,181)

American Funds Insurance Series	225

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

[1]	Amount less than one thousand.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $10,170,000, which represented .49% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[6]	Purchased on a TBA basis.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $305,591,000, which represented 14.84% of the net assets of the fund.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

226	American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2021	unaudited

Growth funds 84.84%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,290,664	$507,543

Total growth funds (cost: $382,191,000)		507,543

Fixed income funds 9.95%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,264,731	59,544

Total fixed income funds (cost: $62,096,000)		59,544

Short-term securities 4.73%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	28,275,940	28,276

Total short-term securities (cost: $28,276,000)		28,276

Options purchased 0.37%
Options purchased*		2,241

Total options purchased (cost: $2,912,000)		2,241
Total investment securities 99.89% (cost: $475,475,000)		597,604
Other assets less liabilities 0.11%		676

Net assets 100.00%		$598,280

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)
S&P 500 Index	1,192	$5,123	$2,950.00	12/17/2021	$2,241

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 6/30/2021 (000)	[3]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	285	September 2021	$28,500		$35,178		$(135)
S&P 500 E-mini Index Contracts	Long	105	September 2021	5		22,515		378
								$243

American Funds Insurance Series	227

Managed Risk Growth Fund (continued)

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.84%
American Funds Insurance Series – Growth Fund, Class 1	$452,559	$118,871	$57,898	$24,473	$(30,462)	$507,543	$616	$63,763
Fixed income funds 9.95%
American Funds Insurance Series – The Bond Fund of America, Class 1[5]	84,922	26,193	48,237	(72)	(3,262)	59,544	134	2,341
Total 94.79%				$24,401	$(33,724)	$567,087	$750	$66,104

[1]	Rate represents the seven-day yield at 6/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	This fund changed its name during the reporting period.

See notes to financial statements.

228	American Funds Insurance Series

Managed Risk International Fund
Investment portfolio June 30, 2021	unaudited

Growth funds 84.83%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,834,650	$144,349

Total growth funds (cost: $105,897,000)		144,349

Fixed income funds 9.95%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,497,332	16,935

Total fixed income funds (cost: $17,676,000)		16,935

Short-term securities 4.72%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	8,033,938	8,034

Total short-term securities (cost: $8,034,000)		8,034

Options purchased 0.35%
Options purchased*		600

Total options purchased (cost: $672,000)		600
Total investment securities 99.85% (cost: $132,279,000)		169,918
Other assets less liabilities 0.15%		249

Net assets 100.00%		$170,167

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)
MSCI EAFE Index	540	$1,245	$1,750.00	12/17/2021	$578
MSCI EAFE Index	14	32	1,675.00	3/18/2022	22
					$600

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 6/30/2021 (000)	[3]	Unrealized depreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	71	September 2021	$7,100		$8,764		$(33)
MSCI EAFE Index Contracts	Long	64	September 2021	3		7,373		(124)
								$(157)

American Funds Insurance Series	229

Managed Risk International Fund (continued)

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.83%
American Funds Insurance Series – International Fund, Class 1	$135,744	$14,503	$12,531	$1,813	$4,820	$144,349	$83	$—
Fixed income funds 9.95%
American Funds Insurance Series – The Bond Fund of America, Class 1[5]	25,472	6,486	14,028	(62)	(933)	16,935	40	694
Total 94.78%				$1,751	$3,887	$161,284	$123	$694

[1]	Rate represents the seven-day yield at 6/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	This fund changed its name during the reporting period.

See notes to financial statements.

230	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund
(formerly Managed Risk Blue Chip Income and Growth Fund)
Investment portfolio June 30, 2021	unaudited

Growth-and-income funds 84.66%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	18,694,096	$307,705

Total growth-and-income funds (cost: $219,604,000)		307,705

Fixed income funds 9.97%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,090,558	36,221

Total fixed income funds (cost: $39,885,000)		36,221

Short-term securities 4.74%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	17,247,685	17,248

Total short-term securities (cost: $17,248,000)		17,248

Options purchased 0.46%
Options purchased*		1,660

Total options purchased (cost: $2,116,000)		1,660
Total investment securities 99.83% (cost: $278,853,000)		362,834
Other assets less liabilities 0.17%		613

Net assets 100.00%		$363,447

*Options purchased

Put

		Notional			Value at
	Number of	amount	Exercise	Expiration	6/30/2021
Description	contracts	(000)	price	date	(000)
S&P 500 Index	794	$3,412	$2,950.00	12/17/2021	$1,493
S&P 500 Index	22	95	2,725.00	3/18/2022	55
S&P 500 Index	2	8	2,775.00	3/18/2022	6
S&P 500 Index	22	95	2,800.00	3/18/2022	62
S&P 500 Index	15	64	2,825.00	3/18/2022	44
					$1,660

Futures contracts

								Unrealized
								(depreciation)
				Notional		Value at		appreciation
		Number of		amount	[2]	6/30/2021	[3]	at 6/30/2021
Contracts	Type	contracts	Expiration	(000)		(000)		(000)
5 Year U.S. Treasury Note Futures	Long	178	September 2021	$17,800		$21,971		$(83)
S&P 500 E-mini Index Contracts	Long	80	September 2021	4		17,154		285
								$202

American Funds Insurance Series	231

Managed Risk Washington Mutual Investors Fund (continued)

(formerly Managed Risk Blue Chip Income and Growth Fund)

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.66%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1[5]	$285,450	$24,564	$42,358	$14,014	$26,035	$307,705	$1,177	$—
Fixed income funds 9.97%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1[5]	53,565	13,765	27,014	(1,150)	(2,945)	36,221	91	3,183
Total 94.63%				$12,864	$23,090	$343,926	$1,268	$3,183

[1]	Rate represents the seven-day yield at 6/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	This fund changed its name during the reporting period.

See notes to financial statements.

232	American Funds Insurance Series

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2021	unaudited

Growth-and-income funds 79.74%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	33,105,086	$2,067,082

Total growth-and-income funds (cost: $1,530,997,000)		2,067,082

Fixed income funds 14.97%
American Funds Insurance Series – The Bond Fund of America, Class 1	34,295,727	387,885

Total fixed income funds (cost: $398,497,000)		387,885

Short-term securities 4.82%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	124,923,405	124,923

Total short-term securities (cost: $124,923,000)		124,923

Options purchased 0.36%
Options purchased*		9,444

Total options purchased (cost: $41,025,000)		9,444
Total investment securities 99.89% (cost: $2,095,442,000)		2,589,334
Other assets less liabilities 0.11%		2,824

Net assets 100.00%		$2,592,158

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)
S&P 500 Index	280	$1,203	$2,325.00	9/17/2021	$48
S&P 500 Index	100	430	2,350.00	9/17/2021	18
S&P 500 Index	295	1,268	2,375.00	9/17/2021	57
S&P 500 Index	655	2,815	2,400.00	9/17/2021	133
S&P 500 Index	7,550	32,446	2,425.00	9/17/2021	1,699
S&P 500 Index	110	473	2,450.00	9/17/2021	25
S&P 500 Index	820	3,524	2,650.00	12/17/2021	984
S&P 500 Index	120	516	2,700.00	12/17/2021	150
S&P 500 Index	85	365	2,725.00	12/17/2021	113
S&P 500 Index	105	451	2,750.00	12/17/2021	145
S&P 500 Index	2,895	12,441	2,775.00	12/17/2021	4,169
S&P 500 Index	170	731	2,800.00	12/17/2021	254
S&P 500 Index	330	1,418	2,825.00	12/17/2021	513
S&P 500 Index	403	1,732	2,800.00	3/18/2022	1,136
					$9,444

American Funds Insurance Series	233

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 6/30/2021 (000)	[3]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	1,300	September 2021	$130,000		$160,459		$(608)
S&P 500 E-mini Index Contracts	Long	456	September 2021	23		97,780		1,597
								$989

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.74%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,938,260	$65,909	$177,886	$40,017	$200,782	$2,067,082	$8,250	$19,790
Fixed income funds 14.97%
American Funds Insurance Series – The Bond Fund of America, Class 1[5]	363,712	92,182	49,454	4,838	(23,393)	387,885	890	15,522
Total 94.71%				$44,855	$177,389	$2,454,967	$9,140	$35,312

[1]	Rate represents the seven-day yield at 6/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	This fund changed its name during the reporting period.

See notes to financial statements.

234	American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2021	unaudited

Asset allocation funds 95.01%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	96,404,516	$2,715,715

Total asset allocation funds (cost: $2,189,236,000)		2,715,715

Short-term securities 4.93%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	140,777,606	140,778

Total short-term securities (cost: $140,778,000)		140,778

Options purchased 0.09%
Options purchased*		2,562

Total options purchased (cost: $3,303,000)		2,562
Total investment securities 100.03% (cost: $2,333,317,000)		2,859,055
Other assets less liabilities (0.03)%		(813)

Net assets 100.00%		$2,858,242

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)
S&P 500 Index	1,302	$5,596	$2,950.00	12/17/2021	$2,448
S&P 500 Index	15	64	2,725.00	3/18/2022	38
S&P 500 Index	12	52	2,775.00	3/18/2022	32
S&P 500 Index	15	64	2,825.00	3/18/2022	44
					$2,562

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 6/30/2021 (000)	[3]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	1,220	September 2021	$122,000		$150,584		$(540)
S&P 500 E-mini Index Contracts	Long	135	September 2021	7		28,948		419
								$(121)

American Funds Insurance Series	235

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates4

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.01%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,646,718	$98,352	$193,490	$41,561	$122,574	$2,715,715	$8,944	$88,212

[1]	Rate represents the seven-day yield at 6/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

236	American Funds Insurance Series

Financial statements

Statements of assets and liabilities at June 30, 2021	unaudited (dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund		New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$8,895,619	$4,960,276	$41,262,079	$9,748,298		$4,396,448
Affiliated issuers	504,642	333,622	1,103,552	252,974		236,727
Cash	123	13,908	354	3,019		1,206
Cash collateral received for securities on loan	4,460	8,327	3,969	1,828		318
Cash collateral pledged for futures contracts	—	—	—	—		112
Cash collateral pledged for swap contracts	—	—	—	—		—
Cash denominated in currencies other than U.S. dollars	4,563	98	687	14,683		3,956
Unrealized appreciation on open forward currency contracts	—	—	—	—		69
Receivables for:
Sales of investments	344	17,309	187,913	97,609		14,974
Sales of fund’s shares	3,189	1,712	28,220	2,884		1,976
Dividends and interest	8,664	2,798	19,743	24,651		7,441
Variation margin on futures contracts	—	—	—	—		42
Variation margin on swap contracts	—	—	—	—		—
Securities lending income	2	3	3	—	[1]	3
Other	386	82	—	28		1,925
	9,421,992	5,338,135	42,606,520	10,145,974		4,665,197
Liabilities:
Collateral for securities on loan	44,595	83,273	39,687	18,284		3,178
Unrealized depreciation on open forward currency contracts	—	—	—	—		—
Payables for:
Purchases of investments	4,361	14,122	76,572	46,401		13,501
Repurchases of fund’s shares	16,253	4,604	57,063	4,566		4,299
Investment advisory services	3,777	3,098	10,486	4,224		1,869
Insurance administrative fees	388	195	1,694	281		550
Services provided by related parties	1,285	754	5,921	1,282		531
Trustees’ deferred compensation	92	61	528	195		44
Variation margin on futures contracts	—	—	—	—		40
Variation margin on swap contracts	—	—	—	—		—
Non-U.S. taxes	7,095	11,498	839	25,097		14,346
Other	172	118	117	282		163
	78,018	117,723	192,907	100,612		38,521
Net assets at June 30, 2021	$9,343,974	$5,220,412	$42,413,613	$10,045,362		$4,626,676

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,074,402	$2,319,016	$16,552,880	$5,997,616		$2,586,482
Total distributable earnings (accumulated loss)	5,269,572	2,901,396	25,860,733	4,047,746		2,040,194
Net assets at June 30, 2021	$9,343,974	$5,220,412	$42,413,613	$10,045,362		$4,626,676

Investment securities on loan, at value	$43,575	$83,042	$38,885	$18,837		$11,836
Investment securities, at cost
Unaffiliated issuers	4,176,011	2,750,849	18,333,078	6,587,890		2,580,869
Affiliated issuers	504,674	262,226	1,103,548	252,950		236,741
Cash denominated in currencies other than U.S. dollars, at cost	4,565	98	692	14,689		3,956

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	237

Financial statements (continued)

Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund[2]	Capital World Growth and Income Fund[3]		Growth- Income Fund	International Growth and Income Fund		Capital Income Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$9,884,190	$2,277,366		$40,097,132	$1,290,076		$971,950
Affiliated issuers	336,297	93,430		1,013,334	68,058		79,339
Cash	750	190		524	92		332
Cash collateral received for securities on loan	7,518	1,294		7,720	71		65
Cash collateral pledged for futures contracts	—	—		—	—		—
Cash collateral pledged for swap contracts	—	—		—	—		—
Cash denominated in currencies other than U.S. dollars	—	877		2,690	9,817		452
Unrealized appreciation on open forward currency contracts	—	—		—	—		—
Receivables for:
Sales of investments	26,632	9,441		25,093	5,331		17,665
Sales of fund’s shares	2,888	1,208		16,210	743		861
Dividends and interest	5,025	4,783		49,728	4,112		3,403
Variation margin on futures contracts	—	—		—	—		91
Variation margin on swap contracts	—	—		—	—		1
Securities lending income	1	—	[1]	1	—	[1]	—	[1]
Other	—	354		236	141		6
	10,263,301	2,388,943		41,212,668	1,378,441		1,074,165
Liabilities:
Collateral for securities on loan	75,183	12,943		77,195	705		651
Unrealized depreciation on open forward currency contracts	—	—		—	—		1
Payables for:
Purchases of investments	31,318	14,185		102,847	31,734		33,840
Repurchases of fund’s shares	5,411	1,459		38,586	352		92
Investment advisory services	1,923	683		8,494	737		194
Insurance administrative fees	619	122		1,015	76		323
Services provided by related parties	1,118	381		4,430	107		133
Trustees’ deferred compensation	109	27		591	15		8
Variation margin on futures contracts	—	—		—	—		16
Variation margin on swap contracts	—	—		—	—		41
Non-U.S. taxes	31	918		2,451	214		255
Other	5	48		112	48		14
	115,717	30,766		235,721	33,988		35,568
Net assets at June 30, 2021	$10,147,584	$2,358,177		$40,976,947	$1,344,453		$1,038,597

Net assets consist of:
Capital paid in on shares of beneficial interest	$5,974,377	$1,399,293		$21,221,552	$937,123		$849,707
Total distributable earnings (accumulated loss)	4,173,207	958,884		19,755,395	407,330		188,890

Net assets at June 30, 2021	$10,147,584	$2,358,177		$40,976,947	$1,344,453		$1,038,597

Investment securities on loan, at value	$73,663	$12,432		$75,628	$671		$638
Investment securities, at cost
Unaffiliated issuers	7,972,415	1,730,831		22,469,677	907,740		762,420
Affiliated issuers	336,286	93,438		1,013,237	68,054		79,283
Cash denominated in currencies other than U.S. dollars, at cost	—	877		2,720	9,817		452

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

238	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	Global Balanced Fund	The Bond Fund of America[4]	Capital World Bond Fund	American High-Income Trust[5]
Assets:
Investment securities, at value:
Unaffiliated issuers	$29,349,292	$426,243	$12,682,238	$2,021,240	$1,002,182
Affiliated issuers	4,285,077	29,578	1,153,143	123,872	62,665
Cash	38,682	87	10,546	617	2,882
Cash collateral received for securities on loan	2,605	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	427
Cash collateral pledged for swap contracts	—	—	—	—	2,307
Cash denominated in currencies other than U.S. dollars	4,561	141	1	15	—	[1]
Unrealized appreciation on open forward currency contracts	—	193	97	2,433	—
Receivables for:
Sales of investments	1,943,892	482	5,403,388	18,879	5,527
Sales of fund’s shares	9,329	663	4,649	1,002	260
Dividends and interest	66,417	1,334	59,408	15,768	13,744
Variation margin on futures contracts	26	8	3,313	398	6
Variation margin on swap contracts	—	13	9	228	—
Securities lending income	2	—	—	—	—
Other	47	26	58	—	2
	35,699,930	458,768	19,316,850	2,184,452	1,090,002
Liabilities:
Collateral for securities on loan	26,046	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	217	8	8,434	—
Payables for:
Purchases of investments	3,293,480	1,332	6,232,252	36,872	14,908
Repurchases of fund’s shares	16,294	46	6,769	792	492
Investment advisory services	6,899	247	1,701	763	232
Insurance administrative fees	3,507	76	494	38	54
Services provided by related parties	3,093	79	1,250	285	185
Trustees’ deferred compensation	338	4	140	29	37
Variation margin on futures contracts	1,726	15	4,787	233	78
Variation margin on swap contracts	24	6	1,718	94	10
Non-U.S. taxes	2,534	52	13	137	—
Other	48	10	8	141	1
	3,353,989	2,084	6,249,140	47,818	15,997
Net assets at June 30, 2021	$32,345,941	$456,684	$13,067,710	$2,136,634	$1,074,005

Net assets consist of:
Capital paid in on shares of beneficial interest	$20,925,529	$330,831	$12,593,395	$2,046,885	$1,267,142
Total distributable earnings (accumulated loss)	11,420,412	125,853	474,315	89,749	(193,137)
Net assets at June 30, 2021	$32,345,941	$456,684	$13,067,710	$2,136,634	$1,074,005

Investment securities on loan, at value	$25,453	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	19,214,052	319,695	12,255,833	1,956,299	949,532
Affiliated issuers	4,199,221	29,578	1,153,188	123,882	62,664
Cash denominated in currencies other than U.S. dollars, at cost	4,566	144	1	62	—	[1]

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	239

Financial statements (continued)

Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund[6]	Managed Risk Growth Fund	Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$441,570		$331,919		$2,188,233	$30,517	$8,634
Affiliated issuers	—		—		—	567,087	161,284
Cash	9,152		9,063		56,176	—	—
Cash collateral received for securities on loan	—		—		—	—	—
Cash collateral pledged for futures contracts	—		—		—	1,197	456
Cash collateral pledged for swap contracts	—		—		—	—	—
Cash denominated in currencies other than U.S. dollars	—		—		—	—	—
Unrealized appreciation on open forward currency contracts	—		—		—	—	—
Receivables for:
Sales of investments	149,961		—		260,522	862	201
Sales of fund’s shares	446		323		2,741	2	—
Dividends and interest	448		—	[1]	4,476	1	—	[1]
Variation margin on futures contracts	21		—		487	52	5
Variation margin on swap contracts	—	[1]	—		858	—	—
Securities lending income	—		—		—	—	—
Other	—		—		—	—	—
	601,598		341,305		2,513,493	599,718	170,580
Liabilities:
Collateral for securities on loan	—		—		—	—	—
Unrealized depreciation on open forward currency contracts	—		—		—	—	—
Payables for:
Purchases of investments	268,623		—		448,216	—	—
Repurchases of fund’s shares	129		1,209		2,749	909	212
Investment advisory services	58		90		332	48	14
Insurance administrative fees	26		25		153	361	104
Services provided by related parties	28		71		395	116	34
Trustees’ deferred compensation	4		13		50	4	1
Variation margin on futures contracts	52		—		884	—	48
Variation margin on swap contracts	77		—		1,480	—	—
Non-U.S. taxes	—		—		—	—	—
Other	—	[1]	—	[1]	1	—	—
	268,997		1,408		454,260	1,438	413
Net assets at June 30, 2021	$332,601		$339,897		$2,059,233	$598,280	$170,167

Net assets consist of:
Capital paid in on shares of beneficial interest	$328,732		$340,832		$2,031,152	$403,947	$152,582
Total distributable earnings (accumulated loss)	3,869		(935)		28,081	194,333	17,585
Net assets at June 30, 2021	$332,601		$339,897		$2,059,233	$598,280	$170,167

Investment securities on loan, at value	$—		$—		$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	441,227		331,925		2,178,928	31,188	8,706
Affiliated issuers	—		—		—	444,287	123,573
Cash denominated in currencies other than U.S. dollars, at cost	—		—		—	—	—

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

240	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund[7]		Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$18,908		$134,367	$143,340
Affiliated issuers	343,926		2,454,967	2,715,715
Cash	—		—	—
Cash collateral received for securities on loan	—		—	—
Cash collateral pledged for futures contracts	906		5,208	1,756
Cash collateral pledged for swap contracts	—		—	—
Cash denominated in currencies other than U.S. dollars	—		—	—
Unrealized appreciation on open forward currency contracts	—		—	—
Receivables for:
Sales of investments	3		14,049	1,491
Sales of fund’s shares	17		—	640
Dividends and interest	—	[1]	3	4
Variation margin on futures contracts	38		232	121
Variation margin on swap contracts	—		—	—
Securities lending income	—		—	—
Other	—		—	—
	363,798		2,608,826	2,863,067
Liabilities:
Collateral for securities on loan	—		—	—
Unrealized depreciation on open forward currency contracts	—		—	—
Payables for:
Purchases of investments	14		—	—
Repurchases of fund’s shares	5		14,788	2,209
Investment advisory services	30		212	233
Insurance administrative fees	226		1,586	1,773
Services provided by related parties	73		67	578
Trustees’ deferred compensation	3		15	32
Variation margin on futures contracts	—		—	—
Variation margin on swap contracts	—		—	—
Non-U.S. taxes	—		—	—
Other	—		—	—
	351		16,668	4,825
Net assets at June 30, 2021	$363,447		$2,592,158	$2,858,242

Net assets consist of:
Capital paid in on shares of beneficial interest	$338,335		$2,057,069	$2,274,025
Total distributable earnings (accumulated loss)	25,112		535,089	584,217
Net assets at June 30, 2021	$363,447		$2,592,158	$2,858,242

Investment securities on loan, at value	$—		$—	$—
Investment securities, at cost
Unaffiliated issuers	19,364		165,948	144,081
Affiliated issuers	259,489		1,929,494	2,189,236
Cash denominated in currencies other than U.S. dollars, at cost	—		—	—

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	241

Financial statements (continued)

Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$4,079,893	$2,164,517	$17,534,944	$5,059,677	$2,541,836
	Shares outstanding	93,450	61,129	148,235	204,492	75,559
	Net asset value per share	$43.66	$35.41	$118.29	$24.74	$33.64
Class 1A:	Net assets	$13,709	$1,833	$79,269	$10,496	$8,906
	Shares outstanding	315	52	675	426	266
	Net asset value per share	$43.46	$35.20	$117.45	$24.63	$33.44
Class 2:	Net assets	$4,602,553	$2,720,445	$21,673,055	$4,492,188	$1,162,944
	Shares outstanding	106,726	79,611	185,235	182,486	34,991
	Net asset value per share	$43.12	$34.17	$117.00	$24.62	$33.24
Class 3:	Net assets			$297,978	$23,859
	Shares outstanding	Not applicable	Not applicable	2,499	963	Not applicable
	Net asset value per share			$119.24	$24.79
Class 4:	Net assets	$647,819	$333,617	$2,828,367	$459,142	$912,990
	Shares outstanding	15,142	9,742	24,660	18,904	27,690
	Net asset value per share	$42.78	$34.25	$114.69	$24.29	$32.97

		Washington Mutual Investors Fund[2]	Capital World Growth and Income Fund[3]	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$5,803,337	$784,485	$24,114,355	$995,323	$498,822
	Shares outstanding	352,479	43,794	386,212	49,010	42,222
	Net asset value per share	$16.46	$17.91	$62.44	$20.31	$11.81
Class 1A:	Net assets	$111,040	$3,386	$19,837	$4,233	$7,269
	Shares outstanding	6,789	190	319	209	616
	Net asset value per share	$16.36	$17.84	$62.12	$20.25	$11.80
Class 2:	Net assets	$3,282,627	$1,367,883	$14,983,396	$222,223	$10,977
	Shares outstanding	202,351	76,601	243,418	10,989	930
	Net asset value per share	$16.22	$17.86	$61.55	$20.22	$11.81
Class 3:	Net assets			$164,918
	Shares outstanding	Not applicable	Not applicable	2,638	Not applicable	Not applicable
	Net asset value per share			$62.52
Class 4:	Net assets	$950,580	$202,423	$1,694,441	$122,674	$521,529
	Shares outstanding	59,029	11,549	27,900	6,114	44,235
	Net asset value per share	$16.10	$17.53	$60.73	$20.06	$11.79

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

242	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Asset Allocation Fund	Global Balanced Fund	The Bond Fund of America[4]	Capital World Bond Fund	American High-Income Trust[5]
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$20,941,388	$116,462	$8,408,164	$1,015,735	$275,738
	Shares outstanding	743,361	7,780	743,713	83,563	26,590
	Net asset value per share	$28.17	$14.97	$11.31	$12.16	$10.37
Class 1A:	Net assets	$16,825	$3,495	$11,027	$693	$1,163
	Shares outstanding	599	234	981	57	113
	Net asset value per share	$28.06	$14.92	$11.25	$12.12	$10.34
Class 2:	Net assets	$5,495,854	$211,748	$3,829,022	$1,060,430	$690,291
	Shares outstanding	197,529	14,191	343,764	88,027	67,965
	Net asset value per share	$27.82	$14.92	$11.14	$12.05	$10.16
Class 3:	Net assets	$35,564				$10,455
	Shares outstanding	1,262	Not applicable	Not applicable	Not applicable	1,004
	Net asset value per share	$28.19				$10.41
Class 4:	Net assets	$5,856,310	$124,979	$819,497	$59,776	$96,358
	Shares outstanding	211,902	8,473	73,884	5,019	8,654
	Net asset value per share	$27.64	$14.75	$11.09	$11.91	$11.13
Class P1:	Net assets
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	Not applicable
	Net asset value per share
Class P2:	Net assets
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	Not applicable
	Net asset value per share

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund[6]	Managed Risk Growth Fund	Managed Risk International Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$231,174	$36,883	$374,034
	Shares outstanding	21,682	3,267	31,922	Not applicable	Not applicable
	Net asset value per share	$10.66	$11.29	$11.72
Class 1A:	Net assets	$1,457	$10	$4,436
	Shares outstanding	137	1	380	Not applicable	Not applicable
	Net asset value per share	$10.63	$11.29	$11.67
Class 2:	Net assets	$58,759	$256,254	$1,433,933
	Shares outstanding	5,527	23,377	123,992	Not applicable	Not applicable
	Net asset value per share	$10.63	$10.96	$11.56
Class 3:	Net assets		$4,312	$9,420
	Shares outstanding	Not applicable	389	803	Not applicable	Not applicable
	Net asset value per share		$11.09	$11.74
Class 4:	Net assets	$41,211	$42,438	$237,410
	Shares outstanding	3,922	3,843	20,566	Not applicable	Not applicable
	Net asset value per share	$10.51	$11.04	$11.54
Class P1:	Net assets				$10,579	$1,651
	Shares outstanding	Not applicable	Not applicable	Not applicable	597	146
	Net asset value per share				$17.72	$11.28
Class P2:	Net assets				$587,701	$168,516
	Shares outstanding	Not applicable	Not applicable	Not applicable	33,400	15,018
	Net asset value per share				$17.60	$11.22

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	243

Financial statements (continued)

Statements of assets and liabilities at June 30, 2021 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Managed Risk Washington Mutual Investors Fund[7]	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$1,972	$2,259,186	$6,272
	Shares outstanding	163	151,614	423
	Net asset value per share	$12.11	$14.90	$14.83
Class P2:	Net assets	$361,475	$332,972	$2,851,970
	Shares outstanding	30,027	22,485	197,696
	Net asset value per share	$12.04	$14.81	$14.43

[1]	Amount less than one thousand.
[2]	Formerly Blue Chip Income and Growth Fund.
[3]	Formerly Global Growth and Income Fund.
[4]	Formerly Bond Fund.
[5]	Formerly High-Income Bond Fund.
[6]	Formerly U.S. Government/AAA-Rated Securities Fund.
[7]	Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

244	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2021	unaudited (dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$46,323	$15,804	$147,085	$89,313	$27,447
Affiliated issuers	103	68	479	191	115
	46,426	15,872	147,564	89,504	27,562
Interest from unaffiliated issuers	78	9	778	16	3,147
Securities lending income (net of fees)	227	556	447	406	161
	46,731	16,437	148,789	89,926	30,870
Fees and expenses[1]:
Investment advisory services	21,602	18,620	61,671	25,506	14,847
Distribution services	6,318	3,717	29,410	6,093	2,460
Insurance administrative services	747	377	3,268	552	1,082
Transfer agent services	1	— [2]	3	1	— [2]
Administrative services	1,297	816	5,997	1,563	657
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	168	111	776	212	83
Registration statement and prospectus	68	98	413	74	33
Trustees’ compensation	24	15	108	28	12
Auditing and legal	11	21	19	21	23
Custodian	574	386	350	997	590
Other	3	40	16	4	31
Total fees and expenses before waivers/reimbursements	30,813	24,201	102,031	35,051	19,818
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	28	—	—	—	3,938
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	28	—	—	—	3,938
Total fees and expenses after waivers/reimbursements	30,785	24,201	102,031	35,051	15,880
Net investment income (loss)	15,946	(7,764)	46,758	54,875	14,990
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	563,132	639,973	2,916,751	1,014,070	239,418
Affiliated issuers	(1)	(362)	(13)	(14)	(5)
Futures contracts	—	—	—	—	(101)
Forward currency contracts	—	—	—	(86)	(8)
Swap contracts	—	—	—	—	—
Currency transactions	(213)	(220)	159	208	(130)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	562,918	639,391	2,916,897	1,014,178	239,174
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	383,762	(109,339)	1,965,008	(577,554)	174,007
Affiliated issuers	(48)	38,290	(103)	(40)	(22)
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	86	123
Swap contracts	—	—	—	—	—
Currency translations	(198)	152	(146)	(137)	112
	383,516	(70,897)	1,964,759	(577,645)	174,220
Net realized gain (loss) and unrealized appreciation (depreciation)	946,434	568,494	4,881,656	436,533	413,394
Net increase (decrease) in net assets resulting from operations	$962,380	$560,730	$4,928,414	$491,408	$428,384

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	245

Financial statements (continued)

Statements of operations for the six months ended June 30, 2021 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund[3]	Capital World Growth and Income Fund[4]	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$102,509	$23,856	$314,140	$21,845	$18,312
Affiliated issuers	70	26	486	19	29
	102,579	23,882	314,626	21,864	18,341
Interest from unaffiliated issuers	112	1,089	1,295	364	1,837
Securities lending income (net of fees)	47	143	667	53	22
	102,738	25,114	316,588	22,281	20,200
Fees and expenses[1]:
Investment advisory services	19,522	6,514	49,891	4,396	2,654
Distribution services	5,120	1,921	20,124	420	627
Insurance administrative services	1,158	233	1,940	149	624
Transfer agent services	1	— [2]	3	— [2]	— [2]
Administrative services	1,520	334	5,989	218	169
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	152	22	774	18	17
Registration statement and prospectus	57	19	357	16	52
Trustees’ compensation	27	6	108	4	3
Auditing and legal	4	4	20	14	6
Custodian	101	148	370	164	53
Other	4	1	16	1	4
Total fees and expenses before waivers/reimbursements	27,666	9,202	79,592	5,400	4,209
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	2,805	889	—	—	1,444
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	2,805	889	—	—	1,444
Total fees and expenses after waivers/reimbursements	24,861	8,313	79,592	5,400	2,765
Net investment income (loss)	77,877	16,801	236,996	16,881	17,435
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	2,259,134	397,491	1,974,111	89,542	35,636
Affiliated issuers	(8)	4	(52)	(6)	(1)
Futures contracts	—	—	—	—	(1,194)
Forward currency contracts	—	—	—	—	(17)
Swap contracts	—	—	—	—	610
Currency transactions	15	313	(582)	(701)	10
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	2,259,141	397,808	1,973,477	88,835	35,044
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	(922,293)	(201,956)	3,136,371	(4,122)	54,047
Affiliated issuers	(23)	(16)	(108)	(3)	55
Futures contracts	—	—	—	—	524
Forward currency contracts	—	—	—	—	21
Swap contracts	—	—	—	—	485
Currency translations	(5)	(77)	(470)	(44)	(62)
	(922,321)	(202,049)	3,135,793	(4,169)	55,070
Net realized gain (loss) and unrealized appreciation (depreciation)	1,336,820	195,759	5,109,270	84,666	90,114
Net increase (decrease) in net assets resulting from operations	$1,414,697	$212,560	$5,346,266	$101,547	$107,549

See end of statements of operations for footnotes.

See notes to financial statements.

246	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2021 (continued)	unaudited (dollars in thousands)

	Asset Allocation Fund	Global Balanced Fund	The Bond Fund of America[5]	Capital World Bond Fund	American High-Income Trust[6]
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$195,198	$3,376	$—	$6	$586
Affiliated issuers	4,051	12	990	81	12
	199,249	3,388	990	87	598
Interest from unaffiliated issuers	102,778	1,182	115,888	27,841	24,819
Securities lending income (net of fees)	968	2	—	—	—
	302,995	4,572	116,878	27,928	25,417
Fees and expenses[1]:
Investment advisory services	40,179	1,471	20,947	6,034	2,170
Distribution services	13,505	403	5,683	1,385	949
Insurance administrative services	6,814	145	960	76	101
Transfer agent services	2	— [2]	1	— [2]	— [2]
Administrative services	4,612	67	1,749	341	134
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	540	4	187	42	11
Registration statement and prospectus	183	9	103	26	9
Trustees’ compensation	84	1	32	6	2
Auditing and legal	14	2	6	3	2
Custodian	236	45	63	295	10
Other	16	1	5	8	7
Total fees and expenses before waivers/reimbursements	66,185	2,148	29,736	8,216	3,395
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	3,839	1,137	294
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	—	—	3,839	1,137	294
Total fees and expenses after waivers/reimbursements	66,185	2,148	25,897	7,079	3,101
Net investment income (loss)	236,810	2,424	90,981	20,849	22,316
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	1,222,318	18,038	15,401	33,755	(730)
Affiliated issuers	14,034	— [2]	(54)	(3)	1
Futures contracts	(916)	160	20,928	(2,448)	628
Forward currency contracts	—	(485)	5,716	(12,193)	—
Swap contracts	(230)	2	(14,951)	(1,062)	(2,192)
Currency transactions	531	24	(49)	288	— [2]
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,235,737	17,739	26,991	18,337	(2,293)
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	1,482,425	5,822	(202,388)	(106,768)	36,385
Affiliated issuers	39,737	(3)	(63)	(11)	(3)
Futures contracts	(3,091)	(31)	(12,908)	(404)	(215)
Forward currency contracts	—	(22)	2,696	(6,357)	—
Swap contracts	(316)	(64)	13,759	(2)	502
Currency translations	(307)	(37)	(106)	(521)	(2)
	1,518,448	5,665	(199,010)	(114,063)	36,667
Net realized gain (loss) and unrealized appreciation (depreciation)	2,754,185	23,404	(172,019)	(95,726)	34,374
Net increase (decrease) in net assets resulting from operations	$2,990,995	$25,828	$(81,038)	$(74,877)	$56,690

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	247

Financial statements (continued)

Statements of operations for the six months ended June 30, 2021 (continued)	unaudited (dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund[7]	Managed Risk Growth Fund	Managed Risk International Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—	$—		$—	$—	$—
Affiliated issuers	—	—		—	750	123
	—	—		—	750	123
Interest from unaffiliated issuers	1,346	176		16,265	4	1
Securities lending income (net of fees)	—	—		—	—	—
	1,346	176		16,265	754	124
Fees and expenses[1]:
Investment advisory services	686	576		3,708	430	125
Distribution services	122	398		2,110	704	207
Insurance administrative services	51	50		318	718	209
Transfer agent services	— [2]	—	[2]	— [2]	— [2]	— [2]
Administrative services	49	54		313	—	—
Accounting and administrative services	—	—		—	42	36
Reports to shareholders	3	5		28	5	2
Registration statement and prospectus	63	5		17	4	2
Trustees’ compensation	1	1		6	1	— [2]
Auditing and legal	— [2]	—	[2]	1	— [2]	— [2]
Custodian	10	—	[2]	17	3	3
Other	— [2]	—	[2]	1	1	1
Total fees and expenses before waivers/reimbursements	985	1,089		6,519	1,908	585
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	311	—		552	144	42
Miscellaneous fee reimbursements	—	—		—	—	17
Total waivers/reimbursements of fees and expenses	311	—		552	144	59
Total fees and expenses after waivers/reimbursements	674	1,089		5,967	1,764	526
Net investment income (loss)	672	(913)		10,298	(1,010)	(402)
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	(188)	—	[2]	(25,715)	—	—
Affiliated issuers	—	—		—	24,401	1,751
Futures contracts	984	—		5,073	(13,268)	(1,192)
Forward currency contracts	—	—		—	—	—
Swap contracts	292	—		48,313	—	—
Currency transactions	—	—		—	6	2
Capital gain distributions received from affiliated issuers	—	—		—	66,104	694
	1,088	—	[2]	27,671	77,243	1,255
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	(4,358)	(12)		(35,475)	(671)	(72)
Affiliated issuers	—	—		—	(33,724)	3,887
Futures contracts	(258)	—		(1,481)	174	(178)
Forward currency contracts	—	—		—	—	—
Swap contracts	858	—		(32,661)	—	—
Currency translations	—	—		—	—	—
	(3,758)	(12)		(69,617)	(34,221)	3,637
Net realized gain (loss) and unrealized appreciation (depreciation)	(2,670)	(12)		(41,946)	43,022	4,892
Net increase (decrease) in net assets resulting from operations	$(1,998)	$(925)		$(31,648)	$42,012	$4,490

See end of statements of operations for footnotes.

See notes to financial statements.

248	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the six months ended June 30, 2021 (continued)	unaudited (dollars in thousands)

	Managed Risk Washington Mutual Investors Fund[8]	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—	$—	$—
Affiliated issuers	1,268	9,140	8,944
	1,268	9,140	8,944
Interest from unaffiliated issuers	3	18	22
Securities lending income (net of fees)	—	—	—
	1,271	9,158	8,966
Fees and expenses[1]:
Investment advisory services	269	1,872	2,095
Distribution services	447	405	3,492
Insurance administrative services	449	3,128	3,499
Transfer agent services	— [2]	— [2]	— [2]
Administrative services	—	—	—
Accounting and administrative services	39	70	75
Reports to shareholders	4	20	35
Registration statement and prospectus	3	23	15
Trustees’ compensation	1	7	8
Auditing and legal	— [2]	1	1
Custodian	3	4	4
Other	1	2	2
Total fees and expenses before waivers/reimbursements	1,216	5,532	9,226
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	90	626	700
Miscellaneous fee reimbursements	12	—	—
Total waivers/reimbursements of fees and expenses	102	626	700
Total fees and expenses after waivers/reimbursements	1,114	4,906	8,526
Net investment income (loss)	157	4,252	440
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	—	(43,319)	—
Affiliated issuers	12,864	44,855	41,561
Futures contracts	(8,063)	(3,864)	(22,623)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency transactions	(1)	19	7
Capital gain distributions received from affiliated issuers	3,183	35,312	88,212
	7,983	33,003	107,157
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	(456)	772	(741)
Affiliated issuers	23,090	177,389	122,574
Futures contracts	164	(1,989)	(479)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—
	22,798	176,172	121,354
Net realized gain (loss) and unrealized appreciation (depreciation)	30,781	209,175	228,511
Net increase (decrease) in net assets resulting from operations	$30,938	$213,427	$228,951

[1]	Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
[2]	Amount less than one thousand.
[3]	Formerly Blue Chip Income and Growth Fund.
[4]	Formerly Global Growth and Income Fund.
[5]	Formerly Bond Fund.
[6]	Formerly High-Income Bond Fund.
[7]	Formerly U.S. Government/AAA-Rated Securities Fund.
[8]	Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

American Funds Insurance Series	249

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$15,946	$29,220	$(7,764)	$(9,129)	$46,758	$91,314
Net realized gain (loss)	562,918	459,151	639,391	113,700	2,916,897	5,289,028
Net unrealized appreciation (depreciation)	383,516	1,447,946	(70,897)	1,179,633	1,964,759	8,444,178
Net increase (decrease) in net assets resulting from operations	962,380	1,936,317	560,730	1,284,204	4,928,414	13,824,520
Distributions paid to shareholders	(469,139)	(224,589)	(123,155)	(284,490)	(5,345,539)	(865,145)
Net capital share transactions	609,763	(271,205)	(529,904)	(307,246)	3,906,694	(2,504,990)
Total increase (decrease) in net assets	1,103,004	1,440,523	(92,329)	692,468	3,489,569	10,454,385
Net assets:
Beginning of period	8,240,970	6,800,447	5,312,741	4,620,273	38,924,044	28,469,659
End of period	$9,343,974	$8,240,970	$5,220,412	$5,312,741	$42,413,613	$38,924,044

	International Fund		New World Fund		Washington Mutual Investors Fund[2]
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$54,875	$53,872	$14,990	$15,078	$77,877	$162,025
Net realized gain (loss)	1,014,178	40,022	239,174	132,645	2,259,141	(75,133)
Net unrealized appreciation (depreciation)	(577,645)	1,257,012	174,220	658,628	(922,321)	717,522
Net increase (decrease) in net assets resulting from operations	491,408	1,350,906	428,384	806,351	1,414,697	804,414
Distributions paid to shareholders	(3,972)	(71,715)	(154,345)	(43,949)	(38,243)	(265,213)
Net capital share transactions	(1,032,932)	(763,764)	109,484	(279,660)	(807,936)	(242,496)
Total increase (decrease) in net assets	(545,496)	515,427	383,523	482,742	568,518	296,705
Net assets:
Beginning of period	10,590,858	10,075,431	4,243,153	3,760,411	9,579,066	9,282,361
End of period	$10,045,362	$10,590,858	$4,626,676	$4,243,153	$10,147,584	$9,579,066

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

250	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Capital World Growth and Income Fund[3]		Growth-Income Fund		International Growth and Income Fund
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$16,801	$25,233	$236,996	$485,987	$16,881	$21,504
Net realized gain (loss)	397,808	49,687	1,973,477	359,138	88,835	(43,217)
Net unrealized appreciation (depreciation)	(202,049)	113,216	3,135,793	3,849,348	(4,169)	123,625
Net increase (decrease) in net assets resulting from operations	212,560	188,136	5,346,266	4,694,473	101,547	101,912
Distributions paid to shareholders	(56,012)	(77,584)	(564,869)	(1,429,478)	(5,031)	(21,467)
Net capital share transactions	27,179	(74,585)	(2,295,985)	(799,726)	(207,946)	(124,648)
Total increase (decrease) in net assets	183,727	35,967	2,485,412	2,465,269	(111,430)	(44,203)
Net assets:
Beginning of period	2,174,450	2,138,483	38,491,535	36,026,266	1,455,883	1,500,086
End of period	$2,358,177	$2,174,450	$40,976,947	$38,491,535	$1,344,453	$1,455,883

	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$17,435	$27,894	$236,810	$449,205	$2,424	$4,425
Net realized gain (loss)	35,044	(42,055)	1,235,737	808,394	17,739	18,255
Net unrealized appreciation (depreciation)	55,070	60,666	1,518,448	2,005,628	5,665	18,683
Net increase (decrease) in net assets resulting from operations	107,549	46,505	2,990,995	3,263,227	25,828	41,363
Distributions paid to shareholders	(10,788)	(28,997)	(1,148,347)	(606,436)	(2,625)	(21,373)
Net capital share transactions	(155,116)	80,728	845,642	(418,795)	(21,651)	(1,808)
Total increase (decrease) in net assets	(58,355)	98,236	2,688,290	2,237,996	1,552	18,182
Net assets:
Beginning of period	1,096,952	998,716	29,657,651	27,419,655	455,132	436,950
End of period	$1,038,597	$1,096,952	$32,345,941	$29,657,651	$456,684	$455,132

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

American Funds Insurance Series	251

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	The Bond Fund of America[4]		Capital World Bond Fund		American High-Income Trust[5]
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$90,981	$202,752	$20,849	$41,768	$22,316	$56,258
Net realized gain (loss)	26,991	480,282	18,337	45,840	(2,293)	(51,887)
Net unrealized appreciation (depreciation)	(199,010)	299,487	(114,063)	116,992	36,667	19,323
Net increase (decrease) in net assets resulting from operations	(81,038)	982,521	(74,877)	204,600	56,690	23,694
Distributions paid to shareholders	(511,969)	(339,511)	(64,603)	(64,860)	(6,562)	(69,840)
Net capital share transactions	2,253,298	213,249	(62,631)	70,361	156,298	(352,568)
Total increase (decrease) in net assets	1,660,291	856,259	(202,111)	210,101	206,426	(398,714)
Net assets:
Beginning of period	11,407,419	10,551,160	2,338,745	2,128,644	867,579	1,266,293
End of period	$13,067,710	$11,407,419	$2,136,634	$2,338,745	$1,074,005	$867,579

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund[7]
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$672	$2,446	$(913)	$(171)	$10,298	$20,216
Net realized gain (loss)	1,088	12,009	— [6]	—	27,671	187,696
Net unrealized appreciation (depreciation)	(3,758)	5,064	(12)	(1)	(69,617)	61,889
Net increase (decrease) in net assets resulting from operations	(1,998)	19,519	(925)	(172)	(31,648)	269,801
Distributions paid to shareholders	(11,658)	(4,820)	—	(737)	(185,422)	(77,781)
Net capital share transactions	26,638	10,410	(34,927)	92,028	122,646	(934,697)
Total increase (decrease) in net assets	12,982	25,109	(35,852)	91,119	(94,424)	(742,677)
Net assets:
Beginning of period	319,619	294,510	375,749	284,630	2,153,657	2,896,334
End of period	$332,601	$319,619	$339,897	$375,749	$2,059,233	$2,153,657

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

252	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund[8]
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$(1,010)	$962	$(402)	$662	$157	$4,092
Net realized gain (loss)	77,243	27,752	1,255	(13,879)	7,983	(64,328)
Net unrealized appreciation (depreciation)	(34,221)	110,658	3,637	19,066	22,798	56,976
Net increase (decrease) in net assets resulting from operations	42,012	139,372	4,490	5,849	30,938	(3,260)
Distributions paid to shareholders	(25,491)	(25,274)	(931)	(3,247)	(4,350)	(16,900)
Net capital share transactions	17,313	10,698	(2,961)	1,198	(19,501)	11,085
Total increase (decrease) in net assets	33,834	124,796	598	3,800	7,087	(9,075)
Net assets:
Beginning of period	564,446	439,650	169,569	165,769	356,360	365,435
End of period	$598,280	$564,446	$170,167	$169,569	$363,447	$356,360

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30, 2021[1]	Year ended December 31, 2020	Six months ended June 30, 2021[1]	Year ended December 31, 2020
Operations:
Net investment income (loss)	$4,252	$27,259	$440	$30,915
Net realized gain (loss)	33,003	38,669	107,157	(41,687)
Net unrealized appreciation (depreciation)	176,172	145,694	121,354	161,153
Net increase (decrease) in net assets resulting from operations	213,427	211,622	228,951	150,381
Distributions paid to shareholders	(58,770)	(160,767)	(31,041)	(146,678)
Net capital share transactions	2,885	114,037	(118,439)	(57,436)
Total increase (decrease) in net assets	157,542	164,892	79,471	(53,733)
Net assets:
Beginning of period	2,434,616	2,269,724	2,778,771	2,832,504
End of period	$2,592,158	$2,434,616	$2,858,242	$2,778,771

[1]	Unaudited
[2]	Formerly Blue Chip Income and Growth Fund.
[3]	Formerly Global Growth and Income Fund.
[4]	Formerly Bond Fund.
[5]	Formerly High-Income Bond Fund.
[6]	Amount less than one thousand.
[7]	Formerly U.S. Government/AAA-Rated Securities Fund.
[8]	Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

American Funds Insurance Series	253

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund) — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund (formerly Global Growth and Income Fund) — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America (formerly Bond Fund) — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

254	American Funds Insurance Series

American High-Income Trust (formerly High-Income Bond Fund)— The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund) — To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund (formerly Managed Risk Blue Chip Income and Growth Fund) — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series	255

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

256	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series	257

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2021 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,901,017	$—	$—	$2,901,017
Consumer discretionary	1,711,163	—	—	1,711,163
Health care	1,098,520	—	—	1,098,520
Communication services	892,157	13,180	—	905,337
Financials	825,606	—	—	825,606
Consumer staples	514,524	—	—	514,524
Industrials	326,389	—	—	326,389
Materials	164,757	—	—	164,757
Energy	102,862	—	—	102,862
Real estate	34,101	—	—	34,101
Utilities	17,082	—	—	17,082
Preferred securities	272,014	—	—	272,014
Short-term securities	526,889	—	—	526,889
Total	$9,387,081	$13,180	$—	$9,400,261

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,192,508	$—	$1,418	$1,193,926
Health care	1,007,569	—	3	1,007,572
Consumer discretionary	892,834	35,119	—	927,953
Industrials	796,800	—	—	796,800
Financials	320,854	48,010	39,715	408,579
Consumer staples	135,810	—	—	135,810
Materials	128,417	—	—	128,417
Communication services	104,814	—	—	104,814
Utilities	78,142	—	—	78,142
Real estate	60,811	—	—	60,811
Energy	22,188	—	13,392	35,580
Preferred securities	22,095	—	76,268	98,363
Rights & warrants	—	28,173	—	28,173
Short-term securities	288,958	—	—	288,958
Total	$5,051,800	$111,302	$130,796	$5,293,898

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2021 (dollars in thousands):

	Beginning value at 1/1/2021	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized depreciation†	Transfers out of Level 3*	Ending value at 6/30/2021
Investment securities	$103,891	$—	$67,801	$(28,877)	$—	$(12,019)	$—	$130,796
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2021								$8,254

*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
†	Net unrealized depreciation is included in the related amounts on investments in the fund’s statement of operations.

258	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2021	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
		Liquidation value	N/A	N/A	N/A	N/A
		Transaction price	N/A	N/A	N/A	N/A
Common stocks	$54,528		Price/Cash flow multiple	11.3x	11.3x	Increase
		Market comparable companies	DLOM	25%	25%	Decrease
			$ per one billion Btu	$2.25	$2.25	Increase
			MMTPA	10 MMTPA	10 MMTPA	Increase
		Transaction price	N/A	N/A	N/A	N/A
			Price/Sales multiple	17.3x	17.3x	Increase
Preferred securities	76,268	Market comparable companies	EV/Sales multiple	21.1x	21.1x	Increase
			Discount to Price/Sales multiple	15%	15%	Decrease
			Revenue growth rate	86%	86%	Increase
Total	$130,796

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Btu = British thermal unit

DLOM = Discount for lack of marketability

EV = Enterprise value

MMTPA = Million metric tonnes per annum

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,485,387	$—	$6,765	$9,492,152
Communication services	8,664,763	—	—	8,664,763
Consumer discretionary	7,424,184	—	—	7,424,184
Health care	5,303,247	—	44,823	5,348,070
Industrials	3,638,141	—	—	3,638,141
Financials	2,695,927	—	—	2,695,927
Consumer staples	1,355,571	—	—	1,355,571
Materials	1,235,736	—	—	1,235,736
Energy	945,591	—	—	945,591
Utilities	249,490	—	—	249,490
Real estate	95,702	—	—	95,702
Preferred securities	34,751	—	37,008	71,759
Convertible bonds & notes	—	—	25,195	25,195
Short-term securities	1,123,350	—	—	1,123,350
Total	$42,251,840	$—	$113,791	$42,365,631

American Funds Insurance Series	259

International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$2,009,077	$—	$—	$2,009,077
Health care	1,259,197	—	6	1,259,203
Industrials	1,251,508	—	—	1,251,508
Consumer discretionary	1,188,916	—	—	1,188,916
Information technology	1,052,541	—	—	1,052,541
Materials	778,053	—	—	778,053
Energy	736,123	—	—	736,123
Communication services	640,447	31,810	—	672,257
Consumer staples	291,612	—	—	291,612
Utilities	273,033	—	—	273,033
Real estate	17,067	—	—	17,067
Preferred securities	183,730	—	—	183,730
Rights & warrants	—	26,057	—	26,057
Short-term securities	262,095	—	—	262,095
Total	$9,943,399	$57,867	$6	$10,001,272

New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$914,210	$—	$496	$914,706
Health care	591,042	—	1	591,043
Consumer discretionary	584,089	—	—	584,089
Financials	546,496	—	—	546,496
Communication services	436,323	8,552	—	444,875
Materials	314,689	—	—	314,689
Industrials	274,374	—	—	274,374
Consumer staples	234,831	—	—	234,831
Energy	143,355	—	—	143,355
Real estate	89,849	—	—	89,849
Utilities	75,265	—	—	75,265
Preferred securities	39,190	—	14,736	53,926
Rights & warrants	97	8,721	—	8,818
Bonds, notes & other debt instruments	—	118,547	—	118,547
Short-term securities	238,312	—	—	238,312
Total	$4,482,122	$135,820	$15,233	$4,633,175

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$147	$—	$—	$147
Unrealized appreciation on open forward currency contracts	—	69	—	69
Liabilities:
Unrealized depreciation on futures contracts	(157)	—	—	(157)
Total	$(10)	$69	$—	$59

*	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

At June 30, 2021, all of the fund’s investment securities were classified as Level 1.

260	American Funds Insurance Series

Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$437,858	$—	$—	$437,858
Financials	345,398	—	—	345,398
Consumer discretionary	286,441	—	—	286,441
Health care	263,125	—	—	263,125
Communication services	245,461	—	—	245,461
Industrials	196,049	—	—	196,049
Consumer staples	141,552	—	—	141,552
Materials	134,666	—	—	134,666
Energy	65,162	—	—	65,162
Utilities	64,095	—	—	64,095
Real estate	51,037	—	—	51,037
Preferred securities	21,224	—	—	21,224
Rights & warrants	37	—	—	37
Convertible stocks	2,533	3,030	—	5,563
Convertible bonds & notes	—	4,635	—	4,635
Bonds, notes & other debt instruments	—	8,607	—	8,607
Short-term securities	99,886	—	—	99,886
Total	$2,354,524	$16,272	$—	$2,370,796

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,112,848	$—	$—	$9,112,848
Communication services	6,876,506	—	—	6,876,506
Health care	4,632,505	—	—	4,632,505
Industrials	4,215,801	—	—	4,215,801
Financials	4,138,860	—	—	4,138,860
Consumer discretionary	3,592,797	—	—	3,592,797
Materials	2,001,298	—	—	2,001,298
Consumer staples	1,800,227	—	—	1,800,227
Energy	1,235,860	—	—	1,235,860
Real estate	1,050,508	—	—	1,050,508
Utilities	951,664	—	—	951,664
Convertible stocks	435,767	—	—	435,767
Bonds, notes & other debt instruments	—	13,983	—	13,983
Short-term securities	1,051,842	—	—	1,051,842
Total	$41,096,483	$13,983	$—	$41,110,466

American Funds Insurance Series	261

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$235,849	$—	$—	$235,849
Consumer discretionary	181,636	—	—	181,636
Health care	132,269	—	4	132,273
Materials	126,986	—	—	126,986
Communication services	124,953	—	—	124,953
Industrials	116,228	—	—	116,228
Information technology	115,319	—	—	115,319
Consumer staples	97,760	—	—	97,760
Utilities	57,845	—	—	57,845
Energy	42,766	—	—	42,766
Real estate	36,475	—	—	36,475
Preferred securities	13,083	—	—	13,083
Bonds, notes & other debt instruments	—	8,551	—	8,551
Short-term securities	68,410	—	—	68,410
Total	$1,349,579	$8,551	$4	$1,358,134

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$161,170	$—	$—	$161,170
Information technology	99,453	—	—	99,453
Consumer staples	95,525	—	—	95,525
Health care	86,290	—	—	86,290
Real estate	76,977	—	—	76,977
Utilities	72,374	—	—	72,374
Energy	52,158	—	—	52,158
Materials	49,491	—	—	49,491
Communication services	47,847	—	—	47,847
Industrials	40,439	—	—	40,439
Consumer discretionary	26,508	—	—	26,508
Preferred securities	2,016	—	—	2,016
Rights & warrants	5	—	—	5
Convertible stocks	11,134	—	—	11,134
Investment funds	30,524	—	—	30,524
Convertible bonds & notes	—	536	—	536
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	81,573	—	81,573
Mortgage-backed obligations	—	35,766	—	35,766
Corporate bonds, notes & loans	—	25,440	—	25,440
Asset-backed obligations	—	5,779	—	5,779
Bonds & notes of governments & government agencies outside the U.S.	—	879	—	879
Municipals	—	265	—	265
Short-term securities	49,140	—	—	49,140
Total	$901,051	$150,238	$—	$1,051,289

262	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$522	$—	$—	$522
Unrealized appreciation on interest rate swaps	—	1,167	—	1,167
Unrealized appreciation on credit default swaps	—	39	—	39
Liabilities:
Unrealized depreciation on futures contracts	(48)	—	—	(48)
Unrealized depreciation on open forward currency contracts	—	(1)	—	(1)
Total	$474	$1,205	$—	$1,679

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,065,489	$—	$—	$5,065,489
Financials	3,804,933	—	482	3,805,415
Health care	2,830,967	—	19,795	2,850,762
Consumer discretionary	2,661,235	—	—	2,661,235
Communication services	1,990,309	—	—	1,990,309
Consumer staples	1,946,633	—	—	1,946,633
Materials	1,485,489	—	—	1,485,489
Industrials	1,115,187	—	13,818	1,129,005
Energy	789,159	2,851	461	792,471
Real estate	603,494	—	—	603,494
Utilities	222,883	—	—	222,883
Preferred securities	—	—	317	317
Rights & warrants	395	—	—	395
Convertible stocks	110,813	47,698	—	158,511
Investment funds	1,681,198	—	—	1,681,198
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,313,837	—	2,313,837
Corporate bonds, notes & loans	—	2,260,005	4,961	2,264,966
Mortgage-backed obligations	—	1,788,498	—	1,788,498
Asset-backed obligations	—	310,904	—	310,904
Bonds & notes of governments & government agencies outside the U.S.	—	57,726	—	57,726
Federal agency bonds & notes	—	36,357	—	36,357
Municipals	—	29,080	—	29,080
Short-term securities	2,439,395	—	—	2,439,395
Total	$26,747,579	$6,846,956	$39,834	$33,634,369

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$901	$—	$—	$901
Unrealized appreciation on interest rate swaps	—	862	—	862
Liabilities:
Unrealized depreciation on futures contracts	(4,764)	—	—	(4,764)
Unrealized depreciation on credit default swaps	—	(382)	—	(382)
Total	$(3,863)	$480	$—	$(3,383)

*	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	263

Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$63,030	$—	$—	$63,030
Health care	40,599	—	—	40,599
Financials	35,877	—	—	35,877
Consumer discretionary	33,324	—	—	33,324
Consumer staples	30,665	—	—	30,665
Industrials	23,765	—	—	23,765
Materials	13,670	—	—	13,670
Communication services	12,599	—	—	12,599
Real estate	11,451	—	—	11,451
Energy	10,449	—	—	10,449
Utilities	4,174	—	—	4,174
Preferred securities	1,683	—	—	1,683
Convertible stocks	1,646	—	—	1,646
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	64,131	—	64,131
U.S. Treasury bonds & notes	—	48,092	—	48,092
Corporate bonds, notes & loans	—	21,342	—	21,342
Mortgage-backed obligations	—	3,638	—	3,638
Municipals	—	185	—	185
Asset-backed obligations	—	87	—	87
Short-term securities	29,578	5,836	—	35,414
Total	$312,510	$143,311	$—	$455,821

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12	$—	$—	$12
Unrealized appreciation on open forward currency contracts	—	193	—	193
Unrealized appreciation on interest rate swaps	—	13	—	13
Liabilities:
Unrealized depreciation on futures contracts	(40)	—	—	(40)
Unrealized depreciation on open forward currency contracts	—	(217)	—	(217)
Unrealized depreciation on interest rate swaps	—	(51)	—	(51)
Unrealized depreciation on credit default swaps	—	(5)	—	(5)
Total	$(28)	$(67)	$—	$(95)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$6,481,108	$—	$6,481,108
Corporate bonds, notes & loans	—	3,967,956	—	3,967,956
Mortgage-backed obligations	—	1,451,531	—	1,451,531
Asset-backed obligations	—	437,918	—	437,918
Municipals	—	223,416	—	223,416
Bonds & notes of governments & government agencies outside the U.S.	—	107,689	—	107,689
Federal agency bonds & notes	—	12,620	—	12,620
Short-term securities	1,153,143	—	—	1,153,143
Total	$1,153,143	$12,682,238	$—	$13,835,381

264	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$15,162	$—	$—	$15,162
Unrealized appreciation on open forward currency contracts	—	97	—	97
Unrealized appreciation on credit default swaps	—	88	—	88
Liabilities:
Unrealized depreciation on futures contracts	(21,263)	—	—	(21,263)
Unrealized depreciation on open forward currency contracts	—	(8)	—	(8)
Unrealized depreciation on interest rate swaps	—	(11,390)	—	(11,390)
Total	$(6,101)	$(11,213)	$—	$(17,314)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$363,820	$—	$363,820
Japanese yen	—	217,699	—	217,699
Chinese yuan renminbi	—	193,519	—	193,519
British pounds	—	71,863	—	71,863
Danish kroner	—	53,121	—	53,121
Brazilian reais	—	51,869	—	51,869
Canadian dollars	—	44,977	—	44,977
Mexican pesos	—	41,782	—	41,782
Russian rubles	—	35,773	—	35,773
Australian dollars	—	26,330	—	26,330
Malaysian ringgits	—	23,238	—	23,238
Indonesian rupiah	—	14,966	—	14,966
Colombian pesos	—	11,196	—	11,196
South Korean won	—	9,283	—	9,283
Indian rupees	—	8,078	—	8,078
Czech korunas	—	7,920	—	7,920
Ukrainian hryvnia	—	7,508	—	7,508
Norwegian kroner	—	6,735	—	6,735
Ghanaian cedi	—	2,723	—	2,723
South African rand	—	2,358	—	2,358
Peruvian nuevos soles	—	1,631	—	1,631
Polish zloty	—	1,407	—	1,407
Romanian leu	—	1,295	—	1,295
U.S. dollars	—	790,146	80	790,226
Preferred securities	—	—	34	34
Common stocks	883	231	1,589	2,703
Rights & warrants	41	—	—	41
Short-term securities	123,872	29,145	—	153,017
Total	$124,796	$2,018,613	$1,703	$2,145,112

American Funds Insurance Series	265

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$730	$—	$—	$730
Unrealized appreciation on open forward currency contracts	—	2,433	—	2,433
Unrealized appreciation on interest rate swaps	—	276	—	276
Liabilities:
Unrealized depreciation on futures contracts	(981)	—	—	(981)
Unrealized depreciation on open forward currency contracts	—	(8,434)	—	(8,434)
Unrealized depreciation on interest rate swaps	—	(804)	—	(804)
Unrealized depreciation on credit default swaps	—	(205)	—	(205)
Total	$(251)	$(6,734)	$—	$(6,985)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$927,106	$4,737	$931,843
Other	—	1,129	—	1,129
Convertible bonds & notes	—	3,637	70	3,707
Convertible stocks	340	519	—	859
Common stocks	21,886	6,523	31,967	60,376
Preferred securities	—	2,143	719	2,862
Rights & warrants	786	620	—1	1,406
Short-term securities	62,665	—	—	62,665
Total	$85,677	$941,677	$37,493	$1,064,847

	Other investments[2]
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(234)	$—	$—	$(234)
Unrealized depreciation on credit default swaps	—	(219)	—	(219)
Total	$(234)	$(219)	$—	$(453)

[1]	Amount less than one thousand.
[2]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2021 (dollars in thousands):

	Beginning value at 1/1/2021	Transfers into Level 3[3]	Purchases	Sales	Net realized loss[4]	Unrealized appreciation[4]	Transfers out of Level 3[3]	Ending value at 6/30/2021
Investment securities	$28,783	$—	$656	$(855)	$(7,021)	$16,275	$(345)	$37,493
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2021								$9,194

[3]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[4]	Net realized loss and unrealized appreciation are included in the related amounts on investments in the fund’s statement of operations.

266	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2021		Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
				Expected sale proceeds	N/A	N/A	N/A
			Estimated recovery	Exchange terms	N/A	N/A	N/A
Bonds, notes & other debt instruments	$4,737		value	Vendor price	N/A	N/A	N/A
				Par value	N/A	N/A	N/A
			Yield analysis	YTM risk premium	200 bps	200 bps	Decrease
Convertible bonds & notes	70		Transaction price	N/A	N/A	N/A	N/A
				N/A	N/A	N/A	N/A
				Exchange terms	N/A	N/A	N/A
			Estimated recovery	Risk discount	90%	90%	Decrease
			value	Par value	N/A	N/A	N/A
				Adjustment based on market decline	20%	20%	Decrease
				EV/EBITDA multiple	5.9x	5.9x	Increase
Common stocks	31,967			EV/EBITDA less CapEx multiple	10.0 - 17.7x	15.6x	Increase
			Market comparable companies	Discount to EV/EBITDA less CapEx multiple	21%	21%	Decrease
				DLOM	16 - 21%	19%	Decrease
			Recent market	Vendor price	N/A	N/A	N/A
			information	DLOM	16%	16%	Decrease
			Transaction price	N/A	N/A	N/A	N/A
Preferred securities	719		Market comparable companies	EV/EBITDA multiple	3.5x	3.5x	Increase
				DLOM	30%	30%	Decrease
Rights & warrants	—	[3]	Estimated recovery value	N/A	N/A	N/A	N/A
Total	$37,493

[1]	Weighted average is by relative fair value.
[2]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
[3]	Amount less than one thousand.

Key to abbreviations

CapEx = Capital expenditure

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

YTM = Yield to maturity

American Funds Insurance Series	267

American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$191,785	$—	$191,785
U.S. Treasury bonds & notes	—	58,655	—	58,655
Asset-backed obligations	—	11,302	—	11,302
Bonds & notes of governments & government agencies outside the U.S.	—	867	—	867
Federal agency bonds & notes	—	285	—	285
Corporate bonds, notes & loans	—	253	—	253
Short-term securities	—	178,423	—	178,423
Total	$—	$441,570	$—	$441,570

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$45	$—	$—	$45
Unrealized appreciation on interest rate swaps	—	2,072	—	2,072
Liabilities:
Unrealized depreciation on futures contracts	(270)	—	—	(270)
Total	$(225)	$2,072	$—	$1,847

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

At June 30, 2021, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,064,145	$—	$1,064,145
Mortgage-backed obligations	—	356,523	—	356,523
Federal agency bonds & notes	—	265,578	—	265,578
Short-term securities	—	501,987	—	501,987
Total	$—	$2,188,233	$—	$2,188,233

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,742	$—	$—	$2,742
Unrealized appreciation on interest rate swaps	—	5,702	—	5,702
Liabilities:
Unrealized depreciation on futures contracts	(4,263)	—	—	(4,263)
Unrealized depreciation on interest rate swaps	—	(10,883)	—	(10,883)
Total	$(1,521)	$(5,181)	$—	$(6,702)

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

268	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2021, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

American Funds Insurance Series	269

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to a fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries any may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

270	American Funds Insurance Series

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to a fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose a fund to potential gains and losses in excess of the initial amount invested.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

American Funds Insurance Series	271

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

272	American Funds Insurance Series

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the 1940 Act, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

American Funds Insurance Series	273

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$43,575	$44,595	$37	$40,135
Global Small Capitalization Fund	83,042	83,273	4,999	74,946
Growth Fund	38,885	39,687	—	35,718
International Fund	18,837	18,284	1,327	16,456
New World Fund	11,836	3,178	9,205	2,860
Washington Mutual Investors Fund	73,663	75,183	—	67,665
Capital World Growth and Income Fund	12,432	12,943	—	11,649
Growth-Income Fund	75,628	77,195	—	69,475
International Growth and Income Fund	671	705	—	634
Capital Income Builder	638	651	—	586
Asset Allocation Fund	25,453	26,046	—	23,441

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

274	American Funds Insurance Series

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2021, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $187,000, $28,000 and $62,000, respectively, which would represent 0.01%, less than 0.01% and less than 0.01%, respectively, of the net assets of each fund should such commitments become due.

Options contracts — The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities.

American Funds Insurance Series	275

Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

276	American Funds Insurance Series

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	$ 4,542	$ 3,375	Not applicable	Not applicable
Capital Income Builder	Not applicable	44,913	592	$ 46,133	$ 3,332
Asset Allocation Fund	Not applicable	1,197,946	Not applicable	89,617	117,516
Global Balanced Fund	Not applicable	33,277	29,902	8,158	2,562
The Bond Fund of America	Not applicable	4,115,606	345,829	774,224	109,530
Capital World Bond Fund	Not applicable	568,310	564,904	97,051	57,819
American High-Income Trust	Not applicable	55,713	Not applicable	Not applicable	39,045
American Funds Mortgage Fund	Not applicable	48,283	Not applicable	60,817	Not applicable
U.S. Government Securities Fund	Not applicable	1,611,010	Not applicable	1,356,334	Not applicable
Managed Risk Growth Fund	$ 5,123	103,958	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	1,277	238,049	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	3,674	69,045	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	53,872	312,170	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	5,776	340,005	Not applicable	Not applicable	Not applicable

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and/or the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2021 (dollars in thousands):

International Fund

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(86)	Net unrealized appreciation on forward currency contracts	$86

See end of tables for footnotes.

American Funds Insurance Series	277

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$147	Unrealized depreciation[1]	$157
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	69	Unrealized depreciation on open forward currency contracts	—
			$216		$157

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(101)	Net unrealized appreciation on futures contracts	$—
Forward currency	Currency	Net realized loss on forward currency contracts	(8)	Net unrealized appreciation on forward currency contracts	123
			$(109)		$123

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$522	Unrealized depreciation[1]	$48
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	Unrealized depreciation on open forward currency contracts	1
Swap	Interest	Unrealized appreciation[1]	1,167	Unrealized depreciation[1]	—
Swap	Credit	Unrealized appreciation[1]	39	Unrealized depreciation[1]	—
			$1,728		$49

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,194)	Net unrealized appreciation on futures contracts	$524
Forward currency	Currency	Net realized loss on forward currency contracts	(17)	Net unrealized appreciation on forward currency contracts	21
Swap	Interest	Net realized gain on swap contracts	371	Net unrealized appreciation on swap contracts	598
Swap	Credit	Net realized gain on swap contracts	239	Net unrealized depreciation on swap contracts	(113)
			$(601)		$1,030

See end of tables for footnotes.

278	American Funds Insurance Series

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$901	Unrealized depreciation[1]	$4,764
Swap	Interest	Unrealized appreciation[1]	862	Unrealized depreciation[1]	—
Swap	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	382
			$1,763		$5,146

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(916)	Net unrealized depreciation on futures contracts	$(3,091)
Swap	Interest	Net realized gain on swap contracts	1,076	Net unrealized appreciation on swap contracts	66
Swap	Credit	Net realized loss on swap contracts	(1,306)	Net unrealized depreciation on swap contracts	(382)
			$(1,146)		$(3,407)

Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$12	Unrealized depreciation[1]	$40
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	193	Unrealized depreciation on open forward currency contracts	217
Swap	Interest	Unrealized appreciation[1]	13	Unrealized depreciation[1]	51
Swap	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	5
			$218		$313

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$160	Net unrealized depreciation on futures contracts	$(31)
Forward currency	Currency	Net realized loss on forward currency contracts	(485)	Net unrealized depreciation on forward currency contracts	(22)
Swap	Interest	Net realized gain on swap contracts	17	Net unrealized depreciation on swap contracts	(59)
Swap	Credit	Net realized loss on swap contracts	(15)	Net unrealized depreciation on swap contracts	(5)
			$(323)		$(117)

See end of tables for footnotes.

American Funds Insurance Series	279

The Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$15,162	Unrealized depreciation[1]	$21,263
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	97	Unrealized depreciation on open forward currency contracts	8
Swap	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	11,390
Swap	Credit	Unrealized appreciation[1]	88	Unrealized depreciation[1]	—
			$15,347		$32,661

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$20,928	Net unrealized depreciation on futures contracts	$(12,908)
Forward currency	Currency	Net realized gain on forward currency contracts	5,716	Net unrealized appreciation on forward currency contracts	2,696
Swap	Interest	Net realized loss on swap contracts	(15,071)	Net unrealized appreciation on swap contracts	13,671
Swap	Credit	Net realized gain on swap contracts	120	Net unrealized appreciation on swap contracts	88
			$11,693		$3,547

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$730	Unrealized depreciation[1]	$981
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,433	Unrealized depreciation on open forward currency contracts	8,434
Swap	Interest	Unrealized appreciation[1]	276	Unrealized depreciation[1]	804
Swap	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	205
			$3,439		$10,424

		Net realized loss		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(2,448)	Net unrealized depreciation on futures contracts	$(404)
Forward currency	Currency	Net realized loss on forward currency contracts	(12,193)	Net unrealized depreciation on forward currency contracts	(6,357)
Swap	Interest	Net realized loss on swap contracts	(146)	Net unrealized depreciation on swap contracts	(464)
Swap	Credit	Net realized loss on swap contracts	(916)	Net unrealized appreciation on swap contracts	462
			$(15,703)		$(6,763)

See end of tables for footnotes.

280	American Funds Insurance Series

American High-Income Trust

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$234
Swap	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	219
			$—		$453

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$628	Net unrealized depreciation on futures contracts	$(215)
Swap	Credit	Net realized loss on swap contracts	(2,192)	Net unrealized appreciation on swap contracts	502
			$(1,564)		$287

American Funds Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$45	Unrealized depreciation[1]	$270
Swap	Interest	Unrealized appreciation[1]	2,072	Unrealized depreciation[1]	—
			$2,117		$270

		Net realized gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$984	Net unrealized depreciation on futures contracts	$(258)
Swap	Interest	Net realized gain on swap contracts	292	Net unrealized appreciation on swap contracts	858
			$1,276		$600

See end of tables for footnotes.

American Funds Insurance Series	281

U.S. Government Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$2,742	Unrealized depreciation[1]	$4,263
Swap	Interest	Unrealized appreciation[1]	5,702	Unrealized depreciation[1]	10,883
			$8,444		$15,146

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$5,073	Net unrealized depreciation on futures contracts	$(1,481)
Swap	Interest	Net realized gain on swap contracts	48,313	Net unrealized depreciation on swap contracts	(32,661)
			$53,386		$(34,142)

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$2,241	Investment securities from unaffiliated issuers	$—
Futures	Equity	Unrealized appreciation[1]	378	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(135)
			$2,619		$(135)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized gain on investments in unaffiliated issuers	$—	Net unrealized depreciation on investments in unaffiliated issuers	$(671)
Futures	Currency	Net realized gain on futures contracts	31	Net unrealized appreciation on futures contracts	—
Futures	Equity	Net realized loss on futures contracts	(12,919)	Net unrealized appreciation on futures contracts	378
Futures	Interest	Net realized loss on futures contracts	(380)	Net unrealized depreciation on futures contracts	(204)
			$(13,268)		$(497)

See end of tables for footnotes.

282	American Funds Insurance Series

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$600	Investment securities from unaffiliated issuers	$—
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(124)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(33)
			$600		$(157)

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized gain on investments in unaffiliated issuers	$—	Net unrealized depreciation on investments in unaffiliated issuers	$(72)
Futures	Currency	Net realized gain on futures contracts	130	Net unrealized appreciation on futures contracts	$—
Futures	Equity	Net realized loss on futures contracts	(1,221)	Net unrealized depreciation on futures contracts	(124)
Futures	Interest	Net realized loss on futures contracts	(101)	Net unrealized depreciation on futures contracts	(54)
			$(1,192)		$(250)

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$1,660	Investment securities from unaffiliated issuers	$—
Futures	Equity	Unrealized appreciation[1]	285	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(83)
			$1,945		$(83)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized gain on investments in unaffiliated issuers	$—	Net unrealized depreciation on investments in unaffiliated issuers	$(456)
Futures	Currency	Net realized gain on futures contracts	6	Net unrealized appreciation on futures contracts	—
Futures	Equity	Net realized loss on futures contracts	(7,660)	Net unrealized appreciation on futures contracts	285
Futures	Interest	Net realized loss on futures contracts	(409)	Net unrealized depreciation on futures contracts	(121)
			$(8,063)		$(292)

See end of tables for footnotes.

American Funds Insurance Series	283

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$9,444	Investment securities from unaffiliated issuers	$—
Futures	Equity	Unrealized appreciation[1]	1,597	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(608)
			$11,041		$(608)

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(43,319)	Net unrealized appreciation on investments in unaffiliated issuers	$772
Futures	Currency	Net realized gain on futures contracts	132	Net unrealized appreciation on futures contracts	—
Futures	Equity	Net realized loss on futures contracts	(2,180)	Net unrealized depreciation on futures contracts	(1,040)
Futures	Interest	Net realized loss on futures contracts	(1,816)	Net unrealized depreciation on futures contracts	(949)
			$(47,183)		$(1,217)

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$2,562	Investment securities from unaffiliated issuers	$—
Futures	Equity	Unrealized appreciation[1]	419	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(540)
			$2,981		$(540)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized gain on investments in unaffiliated issuers	$—	Net unrealized depreciation on investments in unaffiliated issuers	$(741)
Futures	Currency	Net realized gain on futures contracts	191	Net unrealized appreciation on futures contracts	—
Futures	Equity	Net realized loss on futures contracts	(20,861)	Net unrealized appreciation on futures contracts	419
Futures	Interest	Net realized loss on futures contracts	(1,953)	Net unrealized depreciation on futures contracts	(898)
			$(22,623)		$(1,220)

[1]	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in the fund’s investment portfolio.

284	American Funds Insurance Series

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2021, if close-out netting was exercised (dollars in thousands):

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Citibank	$69	$—	$—	$—	$69

Capital Income Builder

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Liabilities:
HSBC Bank	$1	$—	$—	$—	$1

See end of tables for footnote.

American Funds Insurance Series	285

Global Balanced Fund

	Gross amount recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$10	$(10)	$—	$—	$—
Bank of New York Mellon	12	—	—	—	12
Citibank	2	(2)	—	—	—
Goldman Sachs	27	(26)	—	—	1
HSBC Bank	61	(12)	—	—	49
Morgan Stanley	29	(4)	—	—	25
Standard Chartered Bank	29	(22)	—	—	7
UBS AG	23	—	—	—	23
Total	$193	$(76)	$—	$—	$117
Liabilities:
Bank of America	$20	$(10)	$—	$—	$10
Citibank	133	(2)	—	—	131
Goldman Sachs	26	(26)	—	—	—
HSBC Bank	12	(12)	—	—	—
Morgan Stanley	4	(4)	—	—	—
Standard Chartered Bank	22	(22)	—	—	—
Total	$217	$(76)	$—	$—	$141

The Bond Fund of America

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Goldman Sachs	$90	$—	$—	$—	$90
Morgan Stanley	7	(7)	—	—	—
Total	$97	$(7)	$—	$—	$90
Liabilities:
Morgan Stanley	$8	$(7)	$—	$—	$1

See end of tables for footnote.

286	American Funds Insurance Series

Capital World Bond Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$123	$(123)	$—	$—	$—
Bank of New York Mellon	80	—	—	—	80
Barclays Bank PLC	67	—	—	—	67
Citibank	367	(367)	—	—	—
Goldman Sachs	265	(265)	—	—	—
HSBC Bank	423	(423)	—	—	—
JPMorgan Chase	93	(55)	—	—	38
Morgan Stanley	344	(62)	—	(282)	—
Standard Chartered Bank	620	(620)	—	—	—
UBS AG	51	(37)	—	—	14
Total	$2,433	$(1,952)	$—	$(282)	$199
Liabilities:
Bank of America	$540	$(123)	$(301)	$—	$116
Citibank	1,203	(367)	(763)	—	73
Goldman Sachs	1,153	(265)	(784)	—	104
HSBC Bank	1,562	(423)	(1,139)	—	—
JPMorgan Chase	55	(55)	—	—	—
Morgan Stanley	62	(62)	—	—	—
Standard Chartered Bank	3,822	(620)	(3,202)	—	—
UBS AG	37	(37)	—	—	—
Total	$8,434	$(1,952)	$(6,189)	$—	$293

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2021, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Insurance Series	287

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2020:
Undistributed ordinary income	$23,610	$—	$276,979	$4,878	$10,741	$38,218
Undistributed long-term capital gains	445,512	123,145	5,068,501	—	143,589	—
Capital loss carryforward*	—	—	—	(136,440)	—	(63,496)
As of June 30, 2021:
Gross unrealized appreciation on investments	4,818,951	2,345,875	23,076,913	3,344,703	1,836,812	2,019,310
Gross unrealized depreciation on investments	(122,078)	(63,607)	(179,233)	(205,782)	(38,585)	(119,493)
Net unrealized appreciation (depreciation) on investments	4,696,873	2,282,268	22,897,680	3,138,921	1,798,227	1,899,817
Cost of investments	4,703,388	3,011,630	19,467,951	6,862,351	2,835,007	8,320,670

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2020:
Undistributed ordinary income	$4,517	$161,308	$5,778	$3,530	$248,732	$646
Undistributed long-term capital gains	51,479	403,490	—	—	899,471	1,975
Capital loss carryforward*	—	—	(76,870)	(62,945)	—	—
As of June 30, 2021:
Gross unrealized appreciation on investments	569,198	17,764,038	405,480	213,505	10,140,213	110,587
Gross unrealized depreciation on investments	(24,525)	(218,650)	(27,871)	(4,531)	(171,256)	(4,872)
Net unrealized appreciation (depreciation) on investments	544,673	17,545,388	377,609	208,974	9,968,957	105,715
Cost of investments	1,826,123	23,565,078	980,525	843,729	23,664,238	350,045

See end of tables for footnote.

288	American Funds Insurance Series

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
As of December 31, 2020:
Undistributed ordinary income	$293,413	$42,838	$6,554	$7,215	$—	$133,505
Undistributed long-term capital gains	218,389	21,745	—	4,438	—	51,890
Capital loss carryforward*	—	—	(247,718)	—	(1)	—
As of June 30, 2021:
Gross unrealized appreciation on investments	491,569	88,632	65,471	5,046	2	42,879
Gross unrealized depreciation on investments	(89,604)	(33,823)	(29,508)	(2,892)	(8)	(40,532)
Net unrealized appreciation (depreciation) on investments	401,965	54,809	35,963	2,154	(6)	2,347
Cost of investments	13,411,982	2,084,597	1,033,321	441,225	331,924	2,132,455

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2020:
Undistributed ordinary income	$1,371	$929	$4,349	$25,029	$31,041
Undistributed long-term capital gains	24,118	—	—	33,730	—
Capital loss carryforward*	—	(11,769)	(22,483)	—	(31,551)
As of June 30, 2021:
Gross unrealized appreciation on investments	121,402	29,430	52,391	511,295	509,810
Gross unrealized depreciation on investments	(3,358)	(970)	(4,203)	(42,801)	(1,281)
Net unrealized appreciation (depreciation) on investments	118,044	28,460	48,188	468,494	508,529
Cost of investments	479,803	141,301	314,848	2,121,829	2,350,405

*	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,038	$193,074	$204,112	$16,383	$73,033	$89,416
Class 1A	33	645	678	29	205	234
Class 2	10,860	221,402	232,262	13,463	109,286	122,749
Class 4	1,339	30,748	32,087	653	11,537	12,190
Total	$23,270	$445,869	$469,139	$30,528	$194,061	$224,589

American Funds Insurance Series	289

Global Small Capitalization Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$55,655	$55,655	$5,414	$120,074	$125,488
Class 1A	—	39	39	2	42	44
Class 2	—	60,246	60,246	5,373	140,495	145,868
Class 4	—	7,215	7,215	408	12,682	13,090
Total	$—	$123,155	$123,155	$11,197	$273,293	$284,490

Growth Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$117,454	$2,073,422	$2,190,876	$68,600	$285,315	$353,915
Class 1A	490	9,031	9,521	141	547	688
Class 2	139,683	2,610,409	2,750,092	53,722	404,657	458,379
Class 3	1,909	35,107	37,016	860	5,433	6,293
Class 4	17,483	340,551	358,034	3,629	42,241	45,870
Total	$277,019	$5,068,520	$5,345,539	$126,952	$738,193	$865,145

International Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$3,155	$—	$3,155	$44,223	$—	$44,223
Class 1A	2	—	2	56	—	56
Class 2	808	—	808	25,688	—	25,688
Class 3	7	—	7	157	—	157
Class 4	—	—	—	1,591	—	1,591
Total	$3,972	$—	$3,972	$71,715	$—	$71,715

New World Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$6,440	$78,257	$84,697	$16,847	$8,752	$25,599
Class 1A	16	273	289	48	26	74
Class 2	2,577	36,498	39,075	6,570	4,233	10,803
Class 4	1,718	28,566	30,284	4,454	3,019	7,473
Total	$10,751	$143,594	$154,345	$27,919	$16,030	$43,949

290	American Funds Insurance Series

Washington Mutual Investors Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$23,333	$—	$23,333	$100,756	$61,517	$162,273
Class 1A	387	—	387	350	134	484
Class 2	11,499	—	11,499	48,936	34,662	83,598
Class 4	3,024	—	3,024	10,866	7,992	18,858
Total	$38,243	$—	$38,243	$160,908	$104,305	$265,213

Capital World Growth and Income Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,716	$16,997	$18,713	$8,987	$15,679	$24,666
Class 1A	6	67	73	28	53	81
Class 2	2,484	29,988	32,472	15,537	32,112	47,649
Class 4	318	4,436	4,754	1,576	3,612	5,188
Total	$4,524	$51,488	$56,012	$26,128	$51,456	$77,584

Growth-Income Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$99,866	$239,575	$339,441	$381,174	$482,142	$863,316
Class 1A	71	185	256	211	265	476
Class 2	55,071	145,765	200,836	207,651	305,445	513,096
Class 3	612	1,578	2,190	2,378	3,413	5,791
Class 4	5,728	16,418	22,146	17,727	29,072	46,799
Total	$161,348	$403,521	$564,869	$609,141	$820,337	$1,429,478

International Growth and Income Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$4,002	$—	$4,002	$17,264	$—	$17,264
Class 1A	13	—	13	38	—	38
Class 2	682	—	682	2,910	—	2,910
Class 4	334	—	334	1,255	—	1,255
Total	$5,031	$—	$5,031	$21,467	$—	$21,467

Capital Income Builder

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$6,287	$—	$6,287	$17,286	$—	$17,286
Class 1A	69	—	69	161	—	161
Class 2	94	—	94	181	—	181
Class 4	4,338	—	4,338	11,369	—	11,369
Total	$10,788	$—	$10,788	$28,997	$—	$28,997

American Funds Insurance Series	291

Asset Allocation Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$164,249	$579,353	$743,602	$333,238	$79,610	$412,848
Class 1A	124	457	581	213	51	264
Class 2	41,744	154,751	196,495	80,906	22,747	103,653
Class 3	267	976	1,243	520	141	661
Class 4	42,398	164,028	206,426	67,789	21,221	89,010
Total	$248,782	$899,565	$1,148,347	$482,666	$123,770	$606,436

Global Balanced Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$164	$502	$666	$1,746	$5,085	$6,831
Class 1A	5	15	20	29	99	128
Class 2	303	925	1,228	2,128	7,631	9,759
Class 4	175	536	711	844	3,811	4,655
Total	$647	$1,978	$2,625	$4,747	$16,626	$21,373

The Bond Fund of America

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$181,262	$133,858	$315,120	$185,412	$25,238	$210,650
Class 1A	258	193	451	224	31	255
Class 2	92,606	69,578	162,184	96,166	14,478	110,644
Class 4	19,437	14,777	34,214	15,659	2,303	17,962
Total	$293,563	$218,406	$511,969	$297,461	$42,050	$339,511

Capital World Bond Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$20,468	$10,279	$30,747	$30,575	$4,335	$34,910
Class 1A	13	7	20	16	3	19
Class 2	21,199	10,855	32,054	24,602	3,871	28,473
Class 4	1,170	612	1,782	1,252	206	1,458
Total	$42,850	$21,753	$64,603	$56,445	$8,415	$64,860

292	American Funds Insurance Series

American High-Income Trust

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$926	$—	$926	$10,071		$—	$10,071
Class 1A	8	—	8	78		—	78
Class 2	4,966	—	4,966	54,086		—	54,086
Class 3	74	—	74	799		—	799
Class 4	588	—	588	4,806		—	4,806
Total	$6,562	$—	$6,562	$69,840		$—	$69,840

American Funds Mortgage Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$5,055	$3,087	$8,142	$3,288		$263	$3,551
Class 1A	30	18	48	13		1	14
Class 2	1,260	784	2,044	722		75	797
Class 4	873	551	1,424	406		52	458
Total	$7,218	$4,440	$11,658	$4,429		$391	$4,820

Ultra-Short Bond Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$—	$—	$—	$104		$—	$104
Class 1A	—	—	—	—	†	—	—	†
Class 2	—	—	—	558		—	558
Class 3	—	—	—	8		—	8
Class 4	—	—	—	67		—	67
Total	$—	$—	$—	$737		$—	$737

U.S. Government Securities Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$24,215	$9,355	$33,570	$12,901		$3,231	$16,132
Class 1A	335	129	464	107		29	136
Class 2	92,923	36,124	129,047	40,852		11,067	51,919
Class 3	602	234	836	318		89	407
Class 4	15,448	6,057	21,505	7,195		1,992	9,187
Total	$133,523	$51,899	$185,422	$61,373		$16,408	$77,781

See end of tables for footnote.

American Funds Insurance Series	293

Managed Risk Growth Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$43	$409	$452	$64	$374	$438
Class P2	1,329	23,710	25,039	3,441	21,395	24,836
Total	$1,372	$24,119	$25,491	$3,505	$21,769	$25,274

Managed Risk International Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$14	$—	$14	$21	$10	$31
Class P2	917	—	917	1,913	1,303	3,216
Total	$931	$—	$931	$1,934	$1,313	$3,247

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$24	$—	$24	$29	$37	$66
Class P2	4,326	—	4,326	6,006	10,828	16,834
Total	$4,350	$—	$4,350	$6,035	$10,865	$16,900

Managed Risk Growth-Income Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$21,909	$29,380	$51,289	$37,519	$103,175	$140,694
Class P2	3,122	4,359	7,481	4,874	15,199	20,073
Total	$25,031	$33,739	$58,770	$42,393	$118,374	$160,767

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$80	$—	$80	$58	$146	$204
Class P2	30,961	—	30,961	40,641	105,833	146,474
Total	$31,041	$—	$31,041	$40,699	$105,979	$146,678

†	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

294	American Funds Insurance Series

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. During the six months ended June 30, 2021, CRMC waived $28,000 in fees for Global Growth Fund in advance of the investment advisory and service agreement that became effective May 1, 2021.

At the beginning of the year, CRMC waived a portion of its investment advisory services fees at the rates of 0.18%, 0.26%, 0.10% and 0.18% of the daily net assets of New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund, respectively. Effective May 1, 2021, CRMC revised the waiver rates to 0.25% and 0.21% of the daily net assets of Capital Income Builder and American Funds Mortgage Fund, respectively. The waiver rates for New World Fund and Capital World Bond Fund were not changed.

Effective May 1, 2021, CRMC began to waive a portion of its investment advisory services fees at the rates of 0.16%, 0.23%, 0.19%, 0.19% and 0.16% of the daily net assets of Washington Mutual Investors Fund, Capital World Growth and Income Fund, The Bond Fund of America, American High-Income Trust and U.S. Government Securities Fund, respectively. During the six months ended June 30, 2021, CRMC also waived a portion of its investment advisory services fees at the rate of 0.05% of the daily net assets of each of the managed risk funds.

The waiver rates for each fund, except Global Growth Fund, will be in effect through at least May 1, 2022, and may only be modified or terminated with the approval of the series’ board. For the six months ended June 30, 2021, total investment advisory services fees waived by CRMC were $16,839,000. CRMC does not intend to recoup these waivers. Investment advisory services fees in each fund’s statement of operations are presented gross of the waivers from CRMC.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the six months ended June 30,	For the six months ended June 30,
Fund	Beginning with	Ending with	Up to	In excess of	2021, before waiver	2021, after waiver
Global Growth Fund	.690%	.445%	$.6	$8.0	.500%	.499%
Global Small Capitalization Fund	.800	.635	.6	5.0	.684	.684
Growth Fund	.500	.280	.6	34.0	.309	.309
International Fund	.690	.430	.5	21.0	.489	.489
New World Fund	.850	.580	.5	4.0	.679	.499
Washington Mutual Investors Fund	.500	.350	.6	10.5	.385	.330
Capital World Growth and Income Fund	.690	.480	.6	3.0	.586	.506
Growth-Income Fund	.500	.219	.6	34.0	.250	.250
International Growth and Income Fund	.690	.500	.5	1.5	.605	.605
Capital Income Builder	.500	.410	.6	1.0	.472	.215
Asset Allocation Fund	.500	.240	.6	21.0	.261	.261
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
The Bond Fund of America	.480	.320	.6	13.0	.359	.293
Capital World Bond Fund	.570	.450	1.0	3.0	.531	.431
American High-Income Trust	.500	.420	.6	2.0	.487	.421
American Funds Mortgage Fund	.420	.290	.6	3.0	.420	.230
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government Securities Fund	.420	.290	.6	3.0	.355	.302
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

American Funds Insurance Series	295

Class-specific fees and expenses —Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

296	American Funds Insurance Series

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$537
Class 1A	$—	$16	2
Class 2	5,587	Not applicable	670
Class 4	731	731	88
Total class-specific expenses	$6,318	$747	$1,297

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$370
Class 1A	$—	$2	—	*
Class 2	3,342	Not applicable	401
Class 4	375	375	45
Total class-specific expenses	$3,717	$377	$816

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,444
Class 1A	$—	$93	11
Class 2	25,979	Not applicable	3,118
Class 3	256	Not applicable	43
Class 4	3,175	3,175	381
Total class-specific expenses	$29,410	$3,268	$5,997

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$830
Class 1A	$—	$13	1
Class 2	5,532	Not applicable	664
Class 3	22	Not applicable	3
Class 4	539	539	65
Total class-specific expenses	$6,093	$552	$1,563

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$359
Class 1A	$—	$23	3
Class 2	1,401	Not applicable	168
Class 4	1,059	1,059	127
Total class-specific expenses	$2,460	$1,082	$657

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$897
Class 1A	$—	$65	8
Class 2	4,028	Not applicable	484
Class 4	1,092	1,093	131
Total class-specific expenses	$5,120	$1,158	$1,520

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$103
Class 1A	$—	$4	—	*
Class 2	1,692	Not applicable	203
Class 4	229	229	28
Total class-specific expenses	$1,921	$233	$334

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,565
Class 1A	$—	$22	3
Class 2	18,063	Not applicable	2,167
Class 3	143	Not applicable	24
Class 4	1,918	1,918	230
Total class-specific expenses	$20,124	$1,940	$5,989

See end of tables for footnote.

American Funds Insurance Series	297

International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$167
Class 1A	$—	$4	1
Class 2	275	Not applicable	33
Class 4	145	145	17
Total class-specific expenses	$420	$149	$218

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$93
Class 1A	$—	$8	1
Class 2	11	Not applicable	1
Class 4	616	616	74
Total class-specific expenses	$627	$624	$169

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,988
Class 1A	$—	$19	2
Class 2	6,680	Not applicable	802
Class 3	30	Not applicable	5
Class 4	6,795	6,795	815
Total class-specific expenses	$13,505	$6,814	$4,612

Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$18
Class 1A	$—	$4	1
Class 2	262	Not applicable	31
Class 4	141	141	17
Total class-specific expenses	$403	$145	$67

The Bond Fund of America

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,066
Class 1A	$—	$13	1
Class 2	4,736	Not applicable	568
Class 4	947	947	114
Total class-specific expenses	$5,683	$960	$1,749

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$175
Class 1A	$—	$1	—	*
Class 2	1,310	Not applicable	157
Class 4	75	75	9
Total class-specific expenses	$1,385	$76	$341

American High-Income Trust

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$19
Class 1A	$—	$1	—	*
Class 2	841	Not applicable	101
Class 3	9	Not applicable	2
Class 4	99	100	12
Total class-specific expenses	$949	$101	$134

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$34
Class 1A	$—	$2	—	*
Class 2	73	Not applicable	9
Class 4	49	49	6
Total class-specific expenses	$122	$51	$49

See end of tables for footnote.

298	American Funds Insurance Series

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$6
Class 1A	$—	$—	—	*
Class 2	344	Not applicable	41
Class 3	4	Not applicable	1
Class 4	50	50	6
Total class-specific expenses	$398	$50	$54

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$59
Class 1A	$—	$5	1
Class 2	1,788	Not applicable	215
Class 3	9	Not applicable	1
Class 4	313	313	37
Total class-specific expenses	$2,110	$318	$313

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$14
Class P2	$704	704
Total class-specific expenses	$704	$718

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$207	207
Total class-specific expenses	$207	$209

Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$447	447
Total class-specific expenses	$447	$449

Managed Risk Growth-Income Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,723
Class P2	$405	405
Total class-specific expenses	$405	$3,128

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$7
Class P2	$3,492	3,492
Total class-specific expenses	$3,492	$3,499

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2021, total fees and expenses reimbursed by CRMC were $29,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in the fund’s statement of operations are presented gross of any reimbursements from CRMC.

American Funds Insurance Series	299

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$11		$13		$24
Global Small Capitalization Fund	7		8		15
Growth Fund	50		58		108
International Fund	12		16		28
New World Fund	6		6		12
Washington Mutual Investors Fund	12		15		27
Capital World Growth and Income Fund	3		3		6
Growth-Income Fund	49		59		108
International Growth and Income Fund	2		2		4
Capital Income Builder	1		2		3
Asset Allocation Fund	38		46		84
Global Balanced Fund	—	*	1		1
The Bond Fund of America	15		17		32
Capital World Bond Fund	3		3		6
American High-Income Trust	1		1		2
American Funds Mortgage Fund	—	*	1		1
Ultra-Short Bond Fund	—	*	1		1
U.S. Government Securities Fund	3		3		6
Managed Risk Growth Fund	—	*	1		1
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Washington Mutual Investors Fund	—	*	1		1
Managed Risk Growth-Income Fund	3		4		7
Managed Risk Asset Allocation Fund	4		4		8

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

300	American Funds Insurance Series

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2021 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$4,500	$79,532	$26,691
Global Small Capitalization Fund	15,747	154,738	87,823
Growth Fund	186,804	130,809	10,383
International Fund	397,021	106,191	12,563
New World Fund	15,120	17,173	1,426
Washington Mutual Investors Fund	567,542	853,438	154,001
Capital World Growth and Income Fund	257,890	113,136	23,458
Growth-Income Fund	131,465	568,702	102,620
International Growth and Income Fund	5	4,740	(402)
Capital Income Builder	10,152	40,799	2,286
Asset Allocation Fund	184,774	1,877,844	129,099
Global Balanced Fund	—	377	273
The Bond Fund of America	54,003	52,591	2,838
Capital World Bond Fund	291	10,268	2,050
American High-Income Trust	11,320	6,349	(1,054)

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2021.

9. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

American Funds Insurance Series	301

10. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$527,318	11,942	$204,112	4,778	$(158,953)	(3,671)	$572,477	13,049
Class 1A	1,735	40	678	16	(1,116)	(26)	1,297	30
Class 2	38,144	892	232,262	5,504	(317,411)	(7,404)	(47,005)	(1,008)
Class 4	81,971	1,925	32,087	766	(31,064)	(731)	82,994	1,960
Total net increase (decrease)	$649,168	14,799	$469,139	11,064	$(508,544)	(11,832)	$609,763	14,031

Year ended December 31, 2020

Class 1	$402,110	11,550	$89,416	2,661	$(365,952)	(11,056)	$125,574	3,155
Class 1A	4,330	121	234	7	(2,564)	(87)	2,000	41
Class 2	46,502	1,410	122,749	3,738	(613,644)	(18,242)	(444,393)	(13,094)
Class 4	96,748	2,812	12,190	377	(63,324)	(1,924)	45,614	1,265
Total net increase (decrease)	$549,690	15,893	$224,589	6,783	$(1,045,484)	(31,309)	$(271,205)	(8,633)

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$154,021	4,434	$55,510	1,581	$(634,189)	(18,143)	$(424,658)	(12,128)
Class 1A	514	15	39	1	(57)	(2)	496	14
Class 2	24,213	724	60,246	1,778	(233,030)	(6,938)	(148,571)	(4,436)
Class 4	51,537	1,534	7,215	212	(15,923)	(473)	42,829	1,273
Total net increase (decrease)	$230,285	6,707	$123,010	3,572	$(883,199)	(25,556)	$(529,904)	(15,277)

Year ended December 31, 2020

Class 1	$223,000	10,191	$125,091	5,146	$(466,963)	(18,580)	$(118,872)	(3,243)
Class 1A	627	24	43	2	(268)	(10)	402	16
Class 2	60,922	2,877	145,869	6,194	(409,129)	(15,839)	(202,338)	(6,768)
Class 4	35,430	1,424	13,089	554	(34,957)	(1,396)	13,562	582
Total net increase (decrease)	$319,979	14,516	$284,092	11,896	$(911,317)	(35,825)	$(307,246)	(9,413)

See end of tables for footnotes.

302	American Funds Insurance Series

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$1,075,952	8,588	$2,187,676	19,153	$(1,206,674)	(9,637)	$2,056,954	18,104
Class 1A	33,220	269	9,521	84	(23,499)	(183)	19,242	170
Class 2	228,281	1,840	2,750,091	24,339	(1,699,878)	(13,743)	1,278,494	12,436
Class 3	1,840	14	37,016	322	(17,494)	(138)	21,362	198
Class 4	293,870	2,411	358,034	3,232	(121,262)	(1,000)	530,642	4,643
Total net increase (decrease)	$1,633,163	13,122	$5,342,338	47,130	$(3,068,807)	(24,701)	$3,906,694	35,551

Year ended December 31, 2020

Class 1	$2,322,779	26,334	$353,232	3,917	$(2,999,100)	(33,591)	$(323,089)	(3,340)
Class 1A	33,301	338	688	8	(5,835)	(64)	28,154	282
Class 2	437,349	4,937	458,379	5,218	(3,162,923)	(34,505)	(2,267,195)	(24,350)
Class 3	1,333	17	6,293	70	(37,446)	(395)	(29,820)	(308)
Class 4	325,002	3,612	45,870	534	(283,912)	(3,180)	86,960	966
Total net increase (decrease)	$3,119,764	35,238	$864,462	9,747	$(6,489,216)	(71,735)	$(2,504,990)	(26,750)

International Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$209,107	8,690	$3,155	126		$(1,067,638)	(43,431)	$(855,376)	(34,615)
Class 1A	2,046	85	2	—	†	(1,865)	(77)	183	8
Class 2	125,395	5,234	808	33		(318,439)	(13,155)	(192,236)	(7,888)
Class 3	34	2	6	—	†	(2,009)	(82)	(1,969)	(80)
Class 4	49,971	2,105	—	—		(33,505)	(1,410)	16,466	695
Total net increase (decrease)	$386,553	16,116	$3,971	159		$(1,423,456)	(58,155)	$(1,032,932)	(41,880)

Year ended December 31, 2020

Class 1	$535,603	30,721	$44,223	2,049		$(963,355)	(50,229)	$(383,529)	(17,459)
Class 1A	2,754	147	56	2		(1,389)	(70)	1,421	79
Class 2	271,356	15,425	25,688	1,204		(667,572)	(33,696)	(370,528)	(17,067)
Class 3	226	12	157	7		(3,148)	(157)	(2,765)	(138)
Class 4	52,233	2,881	1,591	76		(62,187)	(3,226)	(8,363)	(269)
Total net increase (decrease)	$862,172	49,186	$71,715	3,338		$(1,697,651)	(87,378)	$(763,764)	(34,854)

See end of tables for footnotes.

American Funds Insurance Series	303

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$93,960	2,855	$84,467	2,545	$(96,626)	(2,932)	$81,801	2,468
Class 1A	10,433	322	289	9	(20,757)	(631)	(10,035)	(300)
Class 2	39,057	1,202	39,075	1,191	(94,272)	(2,885)	(16,140)	(492)
Class 4	69,772	2,168	30,285	931	(46,199)	(1,425)	53,858	1,674
Total net increase (decrease)	$213,222	6,547	$154,116	4,676	$(257,854)	(7,873)	$109,484	3,350

Year ended December 31, 2020

Class 1	$80,299	3,402	$25,570	1,027	$(337,036)	(13,731)	$(231,167)	(9,302)
Class 1A	12,129	461	73	3	(1,703)	(71)	10,499	393
Class 2	102,697	3,915	10,803	447	(184,643)	(7,218)	(71,143)	(2,856)
Class 4	89,140	3,662	7,473	310	(84,462)	(3,316)	12,151	656
Total net increase (decrease)	$284,265	11,440	$43,919	1,787	$(607,844)	(24,336)	$(279,660)	(11,109)

Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$89,775	5,710	$23,179	1,400	$(811,744)	(50,687)	$(698,790)	(43,577)
Class 1A	83,742	5,146	387	24	(1,731)	(108)	82,398	5,062
Class 2	31,907	2,066	11,499	705	(281,699)	(18,151)	(238,293)	(15,380)
Class 4	77,303	4,987	3,024	186	(33,578)	(2,182)	46,749	2,991
Total net increase (decrease)	$282,727	17,909	$38,089	2,315	$(1,128,752)	(71,128)	$(807,936)	(50,904)

Year ended December 31, 2020

Class 1	$474,186	41,847	$161,061	11,902	$(825,919)	(67,505)	$(190,672)	(13,756)
Class 1A	15,517	1,215	484	35	(2,556)	(194)	13,445	1,056
Class 2	75,893	6,771	83,599	6,287	(337,510)	(26,379)	(178,018)	(13,321)
Class 4	148,645	12,358	18,858	1,428	(54,754)	(4,444)	112,749	9,342
Total net increase (decrease)	$714,241	62,191	$264,002	19,652	$(1,220,739)	(98,522)	$(242,496)	(16,679)

Capital World Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$130,801	7,265	$18,118	1,012	$(68,889)	(3,919)	$80,030	4,358
Class 1A	1,081	62	73	4	(336)	(19)	818	47
Class 2	9,471	542	32,472	1,818	(119,563)	(6,845)	(77,620)	(4,485)
Class 4	26,704	1,554	4,755	271	(7,508)	(438)	23,951	1,387
Total net increase (decrease)	$168,057	9,423	$55,418	3,105	$(196,296)	(11,221)	$27,179	1,307

Year ended December 31, 2020

Class 1	$274,643	21,210	$23,674	1,607	$(306,092)	(22,650)	$(7,775)	167
Class 1A	474	35	81	6	(266)	(18)	289	23
Class 2	48,178	3,670	47,647	3,258	(175,562)	(11,876)	(79,737)	(4,948)
Class 4	26,989	1,950	5,189	362	(19,540)	(1,418)	12,638	894
Total net increase (decrease)	$350,284	26,865	$76,591	5,233	$(501,460)	(35,962)	$(74,585)	(3,864)

See end of tables for footnotes.

304	American Funds Insurance Series

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$433,686	7,284	$338,978	5,480	$(2,416,869)	(40,085)	$(1,644,205)	(27,321)
Class 1A	2,806	48	256	4	(1,220)	(21)	1,842	31
Class 2	75,035	1,294	200,835	3,293	(1,029,661)	(17,541)	(753,791)	(12,954)
Class 3	355	6	2,190	35	(10,322)	(174)	(7,777)	(133)
Class 4	148,625	2,562	22,147	368	(62,826)	(1,091)	107,946	1,839
Total net increase (decrease)	$660,507	11,194	$564,406	9,180	$(3,520,898)	(58,912)	$(2,295,985)	(38,538)

Year ended December 31, 2020

Class 1	$1,892,111	42,172	$862,018	17,198	$(2,883,447)	(61,087)	$(129,318)	(1,717)
Class 1A	4,637	94	476	9	(1,475)	(30)	3,638	73
Class 2	252,743	5,452	513,097	10,416	(1,497,209)	(30,770)	(731,369)	(14,902)
Class 3	2,002	41	5,790	116	(23,231)	(465)	(15,439)	(308)
Class 4	174,576	3,682	46,799	965	(148,613)	(3,153)	72,762	1,494
Total net increase (decrease)	$2,326,069	51,441	$1,428,180	28,704	$(4,553,975)	(95,505)	$(799,726)	(15,360)

International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$29,279	1,443	$3,971	194	$(232,053)	(11,524)	$(198,803)	(9,887)
Class 1A	1,287	64	13	1	(232)	(12)	1,068	53
Class 2	3,953	200	683	33	(17,914)	(910)	(13,278)	(677)
Class 4	10,770	548	334	16	(8,037)	(411)	3,067	153
Total net increase (decrease)	$45,289	2,255	$5,001	244	$(258,236)	(12,857)	$(207,946)	(10,358)

Year ended December 31, 2020

Class 1	$78,373	5,478	$17,128	948	$(179,914)	(10,267)	$(84,413)	(3,841)
Class 1A	977	66	38	2	(791)	(49)	224	19
Class 2	13,943	970	2,909	161	(63,267)	(3,635)	(46,415)	(2,504)
Class 4	17,701	1,130	1,255	70	(13,000)	(825)	5,956	375
Total net increase (decrease)	$110,994	7,644	$21,330	1,181	$(256,972)	(14,776)	$(124,648)	(5,951)

See end of tables for footnotes.

American Funds Insurance Series	305

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$49,189	4,272	$6,287	542	$(232,354)	(19,691)	$(176,878)	(14,877)
Class 1A	321	28	69	6	(151)	(13)	239	21
Class 2	2,740	238	94	8	(277)	(25)	2,557	221
Class 4	38,267	3,351	4,338	374	(23,639)	(2,061)	18,966	1,664
Total net increase (decrease)	$90,517	7,889	$10,788	930	$(256,421)	(21,790)	$(155,116)	(12,971)

Year ended December 31, 2020

Class 1	$237,195	24,206	$17,285	1,757	$(178,753)	(18,572)	$75,727	7,391
Class 1A	809	80	161	16	(340)	(34)	630	62
Class 2	2,017	200	181	18	(286)	(28)	1,912	190
Class 4	49,099	4,860	11,369	1,158	(58,009)	(5,855)	2,459	163
Total net increase (decrease)	$289,120	29,346	$28,996	2,949	$(237,388)	(24,489)	$80,728	7,806

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$619,470	22,174	$743,601	26,463	$(866,828)	(31,216)	$496,243	17,421
Class 1A	1,793	65	581	21	(996)	(37)	1,378	49
Class 2	58,876	2,153	196,496	7,078	(322,437)	(11,724)	(67,065)	(2,493)
Class 3	848	30	1,243	44	(1,235)	(44)	856	30
Class 4	353,897	12,936	206,427	7,487	(146,094)	(5,389)	414,230	15,034
Total net increase (decrease)	$1,034,884	37,358	$1,148,348	41,093	$(1,337,590)	(48,410)	$845,642	30,041

Year ended December 31, 2020

Class 1	$1,817,230	79,909	$412,849	16,378	$(2,437,918)	(107,604)	$(207,839)	(11,317)
Class 1A	4,177	174	264	10	(1,862)	(81)	2,579	103
Class 2	109,553	4,668	103,653	4,169	(595,244)	(25,445)	(382,038)	(16,608)
Class 3	914	38	661	26	(4,390)	(184)	(2,815)	(120)
Class 4	410,135	17,490	89,009	3,606	(327,826)	(14,043)	171,318	7,053
Total net increase (decrease)	$2,342,009	102,279	$606,436	24,189	$(3,367,240)	(147,357)	$(418,795)	(20,889)

See end of tables for footnotes.

306	American Funds Insurance Series

Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$4,134	283	$666	44	$(34,106)	(2,374)	$(29,306)	(2,047)
Class 1A	679	46	20	2	(86)	(6)	613	42
Class 2	3,617	250	1,228	82	(11,829)	(810)	(6,984)	(478)
Class 4	16,927	1,176	711	48	(3,612)	(252)	14,026	972
Total net increase (decrease)	$25,357	1,755	$2,625	176	$(49,633)	(3,442)	$(21,651)	(1,511)

Year ended December 31, 2020

Class 1	$29,379	2,319	$6,831	491	$(35,963)	(2,860)	$247	(50)
Class 1A	379	27	127	9	(183)	(13)	323	23
Class 2	10,289	792	9,760	704	(28,821)	(2,185)	(8,772)	(689)
Class 4	11,783	881	4,655	339	(10,044)	(767)	6,394	453
Total net increase (decrease)	$51,830	4,019	$21,373	1,543	$(75,011)	(5,825)	$(1,808)	(263)

The Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$1,938,652	168,484	$312,925	27,791	$(329,786)	(28,255)	$1,921,791	168,020
Class 1A	2,848	245	451	40	(1,244)	(106)	2,055	179
Class 2	150,108	13,024	162,183	14,611	(128,895)	(11,224)	183,396	16,411
Class 4	142,549	12,420	34,213	3,096	(30,706)	(2,679)	146,056	12,837
Total net increase (decrease)	$2,234,157	194,173	$509,772	45,538	$(490,631)	(42,264)	$2,253,298	197,447

Year ended December 31, 2020

Class 1	$1,499,439	128,201	$208,932	17,767	$(1,735,112)	(150,736)	$(26,741)	(4,768)
Class 1A	3,563	306	255	22	(1,431)	(124)	2,387	204
Class 2	397,055	34,256	110,645	9,541	(449,029)	(39,506)	58,671	4,291
Class 4	242,089	20,999	17,962	1,553	(81,119)	(7,132)	178,932	15,420
Total net increase (decrease)	$2,142,146	183,762	$337,794	28,883	$(2,266,691)	(197,498)	$213,249	15,147

Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$90,907	7,206	$30,543	2,487	$(255,983)	(20,296)	$(134,533)	(10,603)
Class 1A	144	11	20	2	(132)	(10)	32	3
Class 2	61,906	4,952	32,054	2,632	(24,529)	(1,974)	69,431	5,610
Class 4	9,678	787	1,782	148	(9,021)	(731)	2,439	204
Total net increase (decrease)	$162,635	12,956	$64,399	5,269	$(289,665)	(23,011)	$(62,631)	(4,786)

Year ended December 31, 2020

Class 1	$279,297	22,900	$34,711	2,801	$(244,497)	(20,428)	$69,511	5,273
Class 1A	323	26	18	1	(135)	(11)	206	16
Class 2	104,127	8,595	28,474	2,321	(140,860)	(11,802)	(8,259)	(886)
Class 4	21,389	1,754	1,457	120	(13,943)	(1,171)	8,903	703
Total net increase (decrease)	$405,136	33,275	$64,660	5,243	$(399,435)	(33,412)	$70,361	5,106

See end of tables for footnotes.

American Funds Insurance Series	307

American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$154,429	14,958	$875	85	$(10,038)	(994)	$145,266	14,049
Class 1A	305	31	8	1	(207)	(21)	106	11
Class 2	13,574	1,369	4,966	492	(30,792)	(3,106)	(12,252)	(1,245)
Class 3	467	46	74	7	(591)	(59)	(50)	(6)
Class 4	72,347	6,628	588	53	(49,707)	(4,557)	23,228	2,124
Total net increase (decrease)	$241,122	23,032	$6,511	638	$(91,335)	(8,737)	$156,298	14,933

Year ended December 31, 2020

Class 1	$18,985	2,117	$9,529	992	$(390,999)	(43,725)	$(362,485)	(40,616)
Class 1A	408	43	78	8	(220)	(23)	266	28
Class 2	18,520	1,972	54,086	5,739	(68,277)	(7,320)	4,329	391
Class 3	733	76	799	83	(1,434)	(151)	98	8
Class 4	103,183	9,989	4,806	465	(102,765)	(9,921)	5,224	533
Total net increase (decrease)	$141,829	14,197	$69,298	7,287	$(563,695)	(61,140)	$(352,568)	(39,656)

Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$22,141	2,002	$8,143	764	$(13,236)	(1,205)	$17,048	1,561
Class 1A	537	49	48	4	(233)	(21)	352	32
Class 2	4,543	413	2,044	192	(3,289)	(300)	3,298	305
Class 4	7,418	683	1,423	136	(2,901)	(268)	5,940	551
Total net increase (decrease)	$34,639	3,147	$11,658	1,096	$(19,659)	(1,794)	$26,638	2,449

Year ended December 31, 2020

Class 1	$68,523	6,189	$3,551	321	$(68,907)	(6,295)	$3,167	215
Class 1A	899	81	14	1	(274)	(24)	639	58
Class 2	7,728	703	797	72	(9,799)	(891)	(1,274)	(116)
Class 4	24,189	2,227	458	42	(16,769)	(1,535)	7,878	734
Total net increase (decrease)	$101,339	9,200	$4,820	436	$(95,749)	(8,745)	$10,410	891

See end of tables for footnotes.

308	American Funds Insurance Series

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$5,876	520	$—		—		$(12,519)	(1,108)	$(6,643)	(588)
Class 1A	—	—	—		—		—	—	—	—
Class 2	50,156	4,568	—		—		(80,950)	(7,375)	(30,794)	(2,807)
Class 3	542	49	—		—		(521)	(47)	21	2
Class 4	22,155	2,003	—		—		(19,666)	(1,778)	2,489	225
Total net increase (decrease)	$78,729	7,140	$—		—		$(113,656)	(10,308)	$(34,927)	(3,168)

Year ended December 31, 2020

Class 1	$32,173	2,840	$104		9		$(17,960)	(1,586)	$14,317	1,263
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	162,780	14,772	558		50		(104,954)	(9,527)	58,384	5,295
Class 3	2,553	229	8		1		(1,439)	(129)	1,122	101
Class 4	51,028	4,586	67		6		(32,890)	(2,958)	18,205	1,634
Total net increase (decrease)	$248,534	22,427	$737		66		$(157,243)	(14,200)	$92,028	8,293

U.S. Government Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 1	$34,853	2,735	$32,361	2,771	$(82,460)	(6,462)	$(15,246)	(956)
Class 1A	2,726	213	464	40	(1,820)	(149)	1,370	104
Class 2	75,188	5,936	129,048	11,192	(59,432)	(4,766)	144,804	12,362
Class 3	129	10	836	72	(855)	(67)	110	15
Class 4	50,451	4,007	21,504	1,868	(80,347)	(6,400)	(8,392)	(525)
Total net increase (decrease)	$163,347	12,901	$184,213	15,943	$(224,914)	(17,844)	$122,646	11,000

Year ended December 31, 2020

Class 1	$194,142	14,793	$15,787	1,214	$(1,305,241)	(98,066)	$(1,095,312)	(82,059)
Class 1A	3,400	259	136	11	(2,557)	(195)	979	75
Class 2	211,715	16,419	51,919	4,038	(245,761)	(18,789)	17,873	1,668
Class 3	2,382	183	407	31	(1,812)	(139)	977	75
Class 4	301,535	23,299	9,187	715	(169,936)	(13,051)	140,786	10,963
Total net increase (decrease)	$713,174	54,953	$77,436	6,009	$(1,725,307)	(130,240)	$(934,697)	(69,278)

Managed Risk Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class P1	$1,457	82	$452	26	$(2,346)	(132)	$(437)	(24)
Class P2	25,688	1,464	25,039	1,458	(32,977)	(1,879)	17,750	1,043
Total net increase (decrease)	$27,145	1,546	$25,491	1,484	$(35,323)	(2,011)	$17,313	1,019

Year ended December 31, 2020

Class P1	$3,987	282	$438	32	$(1,595)	(110)	$2,830	204
Class P2	54,142	3,714	24,836	1,828	(71,110)	(4,841)	7,868	701
Total net increase (decrease)	$58,129	3,996	$25,274	1,860	$(72,705)	(4,951)	$10,698	905

See end of tables for footnotes.

American Funds Insurance Series	309

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class P1	$486	42	$14	1	$(400)	(36)	$100	7
Class P2	5,401	487	917	81	(9,379)	(836)	(3,061)	(268)
Total net increase (decrease)	$5,887	529	$931	82	$(9,779)	(872)	$(2,961)	(261)

Year ended December 31, 2020

Class P1	$1,063	104	$31	3	$(311)	(30)	$783	77
Class P2	14,905	1,575	3,216	348	(17,706)	(1,759)	415	164
Total net increase (decrease)	$15,968	1,679	$3,247	351	$(18,017)	(1,789)	$1,198	241

Managed Risk Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class P1	$457	39	$24	2	$(161)	(14)	$320	27
Class P2	3,961	333	4,326	357	(28,108)	(2,395)	(19,821)	(1,705)
Total net increase (decrease)	$4,418	372	$4,350	359	$(28,269)	(2,409)	$(19,501)	(1,678)

Year ended December 31, 2020

Class P1	$947	85	$66	7	$(241)	(23)	$772	69
Class P2	24,832	2,333	16,834	1,640	(31,353)	(2,866)	10,313	1,107
Total net increase (decrease)	$25,779	2,418	$16,900	1,647	$(31,594)	(2,889)	$11,085	1,176

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class P1	$29,746	2,054	$51,289	3,458	$(76,683)	(5,259)	$4,352	253
Class P2	8,779	612	7,481	508	(17,727)	(1,218)	(1,467)	(98)
Total net increase (decrease)	$38,525	2,666	$58,770	3,966	$(94,410)	(6,477)	$2,885	155

Year ended December 31, 2020

Class P1	$92,644	6,852	$140,694	11,020	$(143,917)	(10,953)	$89,421	6,919
Class P2	24,533	1,843	20,073	1,584	(19,990)	(1,489)	24,616	1,938
Total net increase (decrease)	$117,177	8,695	$160,767	12,604	$(163,907)	(12,442)	$114,037	8,857

See end of tables for footnotes.

310	American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class P1	$595	41	$80	5	$(106)	(7)	$569	39
Class P2	26,974	1,915	30,961	2,147	(176,943)	(12,616)	(119,008)	(8,554)
Total net increase (decrease)	$27,569	1,956	$31,041	2,152	$(177,049)	(12,623)	$(118,439)	(8,515)

Year ended December 31, 2020

Class P1	$3,275	256	$204	16	$(622)	(45)	$2,857	227
Class P2	73,918	5,805	146,474	12,155	(280,685)	(21,952)	(60,293)	(3,992)
Total net increase (decrease)	$77,193	6,061	$146,678	12,171	$(281,307)	(21,997)	$(57,436)	(3,765)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Insurance Series	311

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2021 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$913,466	$900,763	$6,005,499	$2,709,411	$1,019,151	$7,267,924
Sales of investment securities*	949,187	1,622,002	6,886,699	3,545,484	1,017,212	8,150,667
Non-U.S. taxes paid on dividend income	3,512	1,456	4,658	7,227	2,231	484
Non-U.S. taxes paid on interest income	—	—	—	—	14	—
Non-U.S. taxes paid on realized gains	179	2,021	—	6,391	737	—
Non-U.S. taxes provided on unrealized appreciation	6,444	12,511	—	24,162	14,066	—

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$1,478,038	$5,484,959	$167,107	$523,544	$21,136,320	$86,190
Sales of investment securities*	1,498,711	7,965,628	395,655	642,464	21,161,542	101,578
Non-U.S. taxes paid on dividend income	1,578	6,463	1,595	866	5,080	199
Non-U.S. taxes paid on interest income	—	—	—	—	—	8
Non-U.S. taxes paid (refunded) on realized gains	2,560	(4)	—	61	1,639	(4)
Non-U.S. taxes provided on unrealized appreciation	710	—	—	129	1,684	23

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Purchases of investment securities*	$33,592,753	$795,119	$416,447	$1,214,361	$—	$3,261,101
Sales of investment securities*	35,530,547	961,754	272,957	1,235,058	—	3,722,994
Non-U.S. taxes paid on interest income	56	218	10	—	—	—
Non-U.S. taxes paid on realized gains	—	32	—	—	—	—
Non-U.S. taxes provided on unrealized appreciation	—	77	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$145,064	$20,990	$38,330	$158,090	$98,352
Sales of investment securities*	106,135	26,559	69,372	227,340	193,491

*	Excludes short-term securities and U.S. government obligations, if any.

12. Ownership concentration

At June 30, 2021, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 21% and 15% of the outstanding shares of American Funds Insurance Series - Capital Income Builder and American Funds Insurance Series - Capital World Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 25% of the outstanding shares of American Funds Insurance Series - Global Balanced Fund.

312	American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

Global Growth Fund

Class 1:
6/30/2021[3,4]	$41.16	$.12	$4.67	$4.79	$(.12)	$(2.17)	$(2.29)	$43.66	11.76%[5]	$4,080	.55%[6]		.54%[6]
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56		.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515	.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942	.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010	.55		.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630	.56		1.00
Class 1A:
6/30/2021[3,4]	41.02	.06	4.66	4.72	(.11)	(2.17)	(2.28)	43.46	11.62 [5]	14	.80	[6]	.29	[6]
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8	.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5	.80		.77
12/31/2017[3,7]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2	.80	[6]	.39	[6]
Class 2:
6/30/2021[3,4]	40.72	.06	4.62	4.68	(.11)	(2.17)	(2.28)	43.12	11.60 [5]	4,602	.80	[6]	.28	[6]
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895	.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306	.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012	.80		.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483	.81		.76
Class 4:
6/30/2021[3,4]	40.45	.01	4.58	4.59	(.09)	(2.17)	(2.26)	42.78	11.47 [5]	648	1.05	[6]	.04	[6]
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06		.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211	1.05		.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94	1.06		.50

See end of tables for footnotes.

American Funds Insurance Series	313

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net (loss) income to average net assets

Global Small Capitalization Fund

Class 1:
6/30/2021[3,4]	$32.64	$(.02)	$3.56	$3.54	$—	$(.77)	$(.77)	$35.41	10.86%[5]	$2,164		.74%[6]		(.13)%[6]
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391		.75		(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639		.73		.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532		.74		.57
Class 1A:
6/30/2021[3,4]	32.49	(.06)	3.54	3.48	—	(.77)	(.77)	35.20	10.73 [5]	2		.99	[6]	(.35)[6]
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1		.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[8]	.98		.21
12/31/2017[3,7]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [5]	—	[8]	.96	[6]	.35 [6]
Class 2:
6/30/2021[3,4]	31.56	(.06)	3.44	3.38	—	(.77)	(.77)	34.17	10.72 [5]	2,720		.99	[6]	(.39)[6]
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653		1.00		(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551		.98		.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303		.99		.31
Class 4:
6/30/2021[3,4]	31.67	(.10)	3.45	3.35	—	(.77)	(.77)	34.25	10.56 [5]	334		1.24	[6]	(.62)[6]
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268		1.25		(.56)
12/31/2019	21.28	(.01)	6.47	6.46	— [9]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	— [9]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [10]
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03

See end of tables for footnotes.

314	American Funds Insurance Series

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/2021[3,4]	$120.22	$.25	$14.79	$15.04	$(.16)	$(16.81)	$(16.97)	$118.29	13.03%[5]	$17,535	.35%[6]		.40%[6]
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931	.35		1.03
Class 1A:
6/30/2021[3,4]	119.59	.10	14.69	14.79	(.12)	(16.81)	(16.93)	117.45	12.87 [5]	79	.60	[6]	.16	[6]
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[3,7]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3	.59	[6]	.47	[6]
Class 2:
6/30/2021[3,4]	119.18	.09	14.65	14.74	(.11)	(16.81)	(16.92)	117.00	12.87 [5]	21,673	.60	[6]	.15	[6]
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978	.60		.78
Class 3:
6/30/2021[3,4]	121.13	.14	14.91	15.05	(.13)	(16.81)	(16.94)	119.24	12.91 [5]	298	.53	[6]	.22	[6]
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183	.53		.85
Class 4:
6/30/2021[3,4]	117.24	(.06)	14.40	14.34	(.08)	(16.81)	(16.89)	114.69	12.74 [5]	2,829	.85	[6]	(.10)[6]
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458	.85		.53

See end of tables for footnotes.

American Funds Insurance Series	315

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

International Fund

Class 1:
6/30/2021[3,4]	$23.64	$.14	$.97	$1.11	$(.01)	$—	$(.01)	$24.74	4.71%[5]	$5,060	.55%[6]		1.17%[6]
12/31/2020	20.86	.14	2.82	2.96	(.18)	—	(.18)	23.64	14.28	5,652	.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57
Class 1A:
6/30/2021[3,4]	23.55	.12	.96	1.08	— [9]	—	— [9]	24.63	4.61 [5]	10	.80	[6]	.97	[6]
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10	.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[3,7]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2	.77	[6]	.43	[6]
Class 2:
6/30/2021[3,4]	23.54	.11	.97	1.08	— [9]	—	— [9]	24.62	4.61 [5]	4,492	.80	[6]	.94	[6]
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481	.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35
Class 3:
6/30/2021[3,4]	23.69	.12	.99	1.11	(.01)	—	(.01)	24.79	4.67 [5]	24	.73	[6]	1.00	[6]
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25	.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42
Class 4:
6/30/2021[3,4]	23.25	.08	.96	1.04	—	—	—	24.29	4.47 [5]	459	1.05	[6]	.71	[6]
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05		.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03

See end of tables for footnotes.

316	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

New World Fund

Class 1:
6/30/2021[3,4]	$31.59	$.14	$3.07	$3.21	$(.09)	$(1.07)	$(1.16)	$33.64	10.21%[5]	$2,542	.74%[6]		.56%[6]		.85%[6]
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76		.64		.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050	.77		.77		1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743	.78		.78		1.25
Class 1A:
6/30/2021[3,4]	31.43	.07	3.07	3.14	(.06)	(1.07)	(1.13)	33.44	10.05 [5]	9	.99	[6]	.81	[6]	.46	[6]
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
12/31/2017[3,7]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [5]	1	1.00	[6]	1.00	[6]	.53	[6]
Class 2:
6/30/2021[3,4]	31.25	.10	3.04	3.14	(.08)	(1.07)	(1.15)	33.24	10.09 [5]	1,163	.99	[6]	.81	[6]	.59	[6]
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		1.02		.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03		1.03		1.00
Class 4:
6/30/2021[3,4]	31.04	.06	3.00	3.06	(.06)	(1.07)	(1.13)	32.97	9.92 [5]	913	1.24	[6]	1.06	[6]	.35	[6]
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		1.27		.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28		1.28		.75

See end of tables for footnotes.

American Funds Insurance Series	317

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

Washington Mutual Investors Fund

Class 1:
6/30/2021[3,4]	$14.35	$.13	$2.04	$2.17	$(.06)	$—	$(.06)	$16.46	15.14%[5]	$5,803	.42%[6]		.37%[6]		1.66%[6]
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684	.43		.43		2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559	.42		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810	.41		.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581	.41		.41		2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099	.41		.41		2.39
Class 1A:
6/30/2021[3,4]	14.28	.12	2.02	2.14	(.06)	—	(.06)	16.36	15.00 [5]	111	.67	[6]	.57	[6]	1.48	[6]
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25	.67		.67		1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9	.67		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3	.66		.66		1.84
12/31/2017[3,7]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1	.65	[6]	.65	[6]	2.01	[6]
Class 2:
6/30/2021[3,4]	14.15	.11	2.02	2.13	(.06)	—	(.06)	16.22	15.03 [5]	3,283	.67	[6]	.62	[6]	1.41	[6]
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082	.68		.68		1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093	.67		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850	.66		.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551	.66		.66		2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412	.66		.66		2.16
Class 4:
6/30/2021[3,4]	14.06	.09	2.00	2.09	(.05)	—	(.05)	16.10	14.88 [5]	951	.92	[6]	.87	[6]	1.16	[6]
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788	.93		.93		1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621	.92		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368	.91		.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247	.91		.91		1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132	.91		.91		1.81

See end of tables for footnotes.

318	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

Capital World Growth and Income Fund

Class 1:
6/30/2021[3,4]	$16.67	$.15	$1.53	$1.68	$(.04)	$(.40)	$(.44)	$17.91	10.06%[5]	$785		.63%[6]		.55%[6]		1.71%[6]
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657		.66		.66		1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625		.65		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		.63		2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571		.63		.63		2.18
Class 1A:
6/30/2021[3,4]	16.62	.14	1.51	1.65	(.03)	(.40)	(.43)	17.84	9.94 [5]	3		.88	[6]	.80	[6]	1.56	[6]
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2		.90		.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2		.90		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		.88		1.74
12/31/2017[3,7]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	—	[8]	.84	[6]	.84	[6]	1.20	[6]
Class 2:
6/30/2021[3,4]	16.63	.13	1.53	1.66	(.03)	(.40)	(.43)	17.86	9.98 [5]	1,368		.88	[6]	.81	[6]	1.45	[6]
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349		.91		.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366		.90		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		.88		2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405		.88		.88		1.98
Class 4:
6/30/2021[3,4]	16.35	.10	1.51	1.61	(.03)	(.40)	(.43)	17.53	9.82 [5]	202		1.13	[6]	1.05	[6]	1.22	[6]
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166		1.16		1.16		.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16		1.13		1.13		1.63

See end of tables for footnotes.

American Funds Insurance Series	319

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

Growth-Income Fund

Class 1:
6/30/2021[3,4]	$55.38	$.38	$7.53	$7.91	$(.25)	$(.60)	$(.85)	$62.44	14.30%[5]	$24,114	.29%[6]		1.30%[6]
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588	.29		1.79
Class 1A:
6/30/2021[3,4]	55.16	.31	7.48	7.79	(.23)	(.60)	(.83)	62.12	14.14 [5]	20	.54	[6]	1.06	[6]
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[3,7]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2	.52	[6]	1.41	[6]
Class 2:
6/30/2021[3,4]	54.66	.30	7.42	7.72	(.23)	(.60)	(.83)	61.55	14.14 [5]	14,983	.54	[6]	1.05	[6]
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854	.54		1.54
Class 3:
6/30/2021[3,4]	55.49	.33	7.53	7.86	(.23)	(.60)	(.83)	62.52	14.19 [5]	165	.47	[6]	1.12	[6]
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156	.47		1.61
Class 4:
6/30/2021[3,4]	53.99	.23	7.32	7.55	(.21)	(.60)	(.81)	60.73	14.00 [5]	1,695	.79	[6]	.81	[6]
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495	.79		1.29

See end of tables for footnotes.

320	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

International Growth and Income Fund

Class 1:
6/30/2021[3,4]	$19.01	$.24	$1.13	$1.37	$(.07)	$—	$(.07)	$20.31	7.20%[5]	$995	.67%[6]		2.39%[6]
12/31/2020	18.18	.27	.85	1.12	(.29)	—	(.29)	19.01	6.24	1,120	.68		1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034	.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121	.66		2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820	.68		2.93
Class 1A:
6/30/2021[3,4]	18.97	.21	1.13	1.34	(.06)	—	(.06)	20.25	7.08 [5]	4	.91	[6]	2.18	[6]
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3	.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2	.90		2.35
12/31/2017[3,7]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [5]	2	.91	[6]	1.99	[6]
Class 2:
6/30/2021[3,4]	18.95	.21	1.12	1.33	(.06)	—	(.06)	20.22	7.02 [5]	222	.91	[6]	2.17	[6]
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221	.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230	.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276	.91		2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244	.93		2.72
Class 4:
6/30/2021[3,4]	18.82	.19	1.11	1.30	(.06)	—	(.06)	20.06	6.88 [5]	123	1.16	[6]	1.93	[6]
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18		1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16		2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18		2.43

See end of tables for footnotes.

American Funds Insurance Series	321

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

Capital Income Builder

Class 1:
6/30/2021[3,4]	$10.87	$.19	$.88	$1.07	$(.13)	$—	$(.13)	$11.81	9.85%[5]	$499		.53%[6]		.27%[6]		3.31%[6]
12/31/2020	10.73	.31	.15	.46	(.32)	—	(.32)	10.87	4.64	621		.53		.35		3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533		.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317		.54		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254		.54		.54		3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156		.54		.54		3.39
Class 1A:
6/30/2021[3,4]	10.86	.18	.87	1.05	(.11)	—	(.11)	11.80	9.72 [5]	7		.78	[6]	.52	[6]	3.09	[6]
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6		.78		.60		2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6		.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2		.79		.79		2.82
12/31/2017[3,7]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [5]	1		.79	[6]	.79	[6]	2.63	[6]
Class 2:
6/30/2021[3,4]	10.87	.18	.87	1.05	(.11)	—	(.11)	11.81	9.72 [5]	11		.78	[6]	.52	[6]	3.11	[6]
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8		.78		.60		2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6		.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4		.79		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1		.79		.79		2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—	[8]	.80		.80		2.82
Class 4:
6/30/2021[3,4]	10.85	.16	.88	1.04	(.10)	—	(.10)	11.79	9.60 [5]	522		1.03	[6]	.77	[6]	2.84	[6]
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462		1.03		.85		2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454		1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		1.04		2.88

See end of tables for footnotes.

322	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

Asset Allocation Fund

Class 1:
6/30/2021[3,4]	$26.50	$.23	$2.48	$2.71	$(.10)	$(.94)	$(1.04)	$28.17	10.22%[5]	$20,941	.30%[6]		1.67%[6]
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556	.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008	.29		1.97
Class 1A:
6/30/2021[3,4]	26.42	.20	2.47	2.67	(.09)	(.94)	(1.03)	28.06	10.10 [5]	17	.55	[6]	1.43	[6]
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
12/31/2017[3,7]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4	.53	[6]	1.69	[6]
Class 2:
6/30/2021[3,4]	26.21	.19	2.44	2.63	(.08)	(.94)	(1.02)	27.82	10.06 [5]	5,496	.55	[6]	1.42	[6]
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480	.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144	.54		1.72
Class 3:
6/30/2021[3,4]	26.53	.21	2.48	2.69	(.09)	(.94)	(1.03)	28.19	10.14 [5]	36	.48	[6]	1.49	[6]
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38	.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35	.47		1.79
Class 4:
6/30/2021[3,4]	26.06	.16	2.44	2.60	(.08)	(.94)	(1.02)	27.64	9.97 [5]	5,856	.80	[6]	1.18	[6]
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582	.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861	.79		1.47

See end of tables for footnotes.

American Funds Insurance Series	323

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets

Global Balanced Fund

Class 1:
6/30/2021[3,4]	$14.19	$.09	$.78	$.87	$(.02)	$(.07)	$(.09)	$14.97	6.10%[5]	$116		.72%[6]		1.29%[6]
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139		.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64		.72		1.73
Class 1A:
6/30/2021[3,4]	14.16	.08	.77	.85	(.02)	(.07)	(.09)	14.92	5.98 [5]	4		.97	[6]	1.11	[6]
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3		.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		1.44
12/31/2017[3,7]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	—	[8]	.94	[6]	1.27	[6]
Class 2:
6/30/2021[3,4]	14.16	.08	.77	.85	(.02)	(.07)	(.09)	14.92	5.98 [5]	212		.97	[6]	1.09	[6]
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208		.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178		.97		1.48
Class 4:
6/30/2021[3,4]	14.02	.06	.76	.82	(.02)	(.07)	(.09)	14.75	5.82 [5]	125		1.22	[6]	.86	[6]
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105		1.22		.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12

See end of tables for footnotes.

324	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

The Bond Fund of America

Class 1:
6/30/2021[3,4]	$11.89	$.10	$(.18)	$(.08)	$(.03)	$(.47)	$(.50)	$11.31	(.67)%[5]	$8,408	.40%[6]		.33%[6]		1.68%[6]
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40		.40		2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481	.39		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962	.38		.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434	.38		.38		2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829	.38		.38		1.91
Class 1A:
6/30/2021[3,4]	11.84	.08	(.18)	(.10)	(.02)	(.47)	(.49)	11.25	(.79)[5]	11	.65	[6]	.58	[6]	1.43	[6]
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65		.65		1.74
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7	.64		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3	.63		.63		2.50
12/31/2017[3,7]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1	.62	[6]	.62	[6]	2.01	[6]
Class 2:
6/30/2021[3,4]	11.73	.08	(.18)	(.10)	(.02)	(.47)	(.49)	11.14	(.81)[5]	3,829	.65	[6]	.58	[6]	1.42	[6]
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65		.65		1.75
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561	.64		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524	.63		.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966	.63		.63		1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959	.63		.63		1.65
Class 4:
6/30/2021[3,4]	11.69	.07	(.18)	(.11)	(.02)	(.47)	(.49)	11.09	(.93)[5]	820	.90	[6]	.83	[6]	1.18	[6]
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90		.90		1.48
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502	.89		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366	.88		.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297	.88		.88		1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102	.88		.88		1.41

See end of tables for footnotes.

American Funds Insurance Series	325

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

Capital World Bond Fund

Class 1:
6/30/2021[3,4]	$12.94	$.12	$(.52)	$(.40)	$(.07)	$(.31)	$(.38)	$12.16	(3.20)%[5]	$1,016		.59%[6]		.49%[6]		1.96%[6]
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219		.59		.52		2.08
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077		.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		.56		2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		.57		2.26
Class 1A:
6/30/2021[3,4]	12.91	.11	(.53)	(.42)	(.06)	(.31)	(.37)	12.12	(3.24)[5]	1		.84	[6]	.74	[6]	1.72	[6]
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1		.83		.76		1.83
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1		.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		.82		2.36
12/31/2017[3,7]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	—	[8]	.72	[6]	.72	[6]	2.27	[6]
Class 2:
6/30/2021[3,4]	12.84	.11	(.53)	(.42)	(.06)	(.31)	(.37)	12.05	(3.26)[5]	1,060		.84	[6]	.74	[6]	1.72	[6]
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058		.84		.77		1.83
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002		.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		.81		2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		.82		2.01
Class 4:
6/30/2021[3,4]	12.71	.09	(.52)	(.43)	(.06)	(.31)	(.37)	11.91	(3.41)[5]	60		1.09	[6]	.99	[6]	1.46	[6]
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61		1.09		1.02		1.58
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.07		1.76

See end of tables for footnotes.

326	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2,11]		Ratio of net income to average net assets[11]

American High-Income Trust

Class 1:
6/30/2021[3,4]	$9.80	$.26	$.39	$.65	$(.08)	$—	$(.08)	$10.37	6.62%[5]	$276		.53%[6]		.45%[6]		5.18%[6]
12/31/2020	9.87	.61	.17	.78	(.85)	—	(.85)	9.80	8.21	123		.52		.52		6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525		.51		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501		.50		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632		.49		.49		5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949		.49		.49		6.18
Class 1A:
6/30/2021[3,4]	9.78	.25	.38	.63	(.07)	—	(.07)	10.34	6.49 [5]	1		.78	[6]	.71	[6]	4.98	[6]
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1		.78		.78		5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1		.75		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1		.75		.75		6.11
12/31/2017[3,7]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [5]	—	[8]	.72	[6]	.72	[6]	5.74	[6]
Class 2:
6/30/2021[3,4]	9.61	.25	.37	.62	(.07)	—	(.07)	10.16	6.50 [5]	690		.78	[6]	.71	[6]	5.00	[6]
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665		.78		.78		5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667		.76		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661		.75		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776		.74		.74		5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799		.74		.74		5.92
Class 3:
6/30/2021[3,4]	9.84	.26	.38	.64	(.07)	—	(.07)	10.41	6.56 [5]	11		.71	[6]	.64	[6]	5.07	[6]
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10		.71		.71		5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10		.69		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10		.68		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12		.67		.67		5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13		.67		.67		5.99
Class 4:
6/30/2021[3,4]	10.54	.25	.41	.66	(.07)	—	(.07)	11.13	6.28 [5]	96		1.03	[6]	.95	[6]	4.73	[6]
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69		1.03		1.03		5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63		1.01		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31		1.00		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34		.99		.99		5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21		.99		.99		5.55

See end of tables for footnotes.

American Funds Insurance Series	327

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[11]		Ratio of net income to average net assets[11]

American Funds Mortgage Fund

Class 1:
6/30/2021[3,4]	$11.11	$.03		$(.09)	$(.06)	$(.02)	$(.37)	$(.39)	$10.66	(.57)%[5]	$231		.50%[6]		.31%[6]		.52%[6]
12/31/2020	10.56	.10		.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224		.48		.36		.93
12/31/2019	10.30	.24		.30	.54	(.28)	—	(.28)	10.56	5.30	210		.47		.47		2.26
12/31/2018	10.47	.20		(.14)	.06	(.23)	—	(.23)	10.30	.58	209		.48		.48		1.97
12/31/2017	10.56	.16		— [9]	.16	(.18)	(.07)	(.25)	10.47	1.47	265		.47		.47		1.52
12/31/2016	10.61	.15		.11	.26	(.20)	(.11)	(.31)	10.56	2.50	269		.46		.46		1.39
Class 1A:
6/30/2021[3,4]	11.08	.01		(.07)	(.06)	(.02)	(.37)	(.39)	10.63	(.60)[5]	2		.75	[6]	.56	[6]	.27	[6]
12/31/2020	10.55	.07		.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1		.73		.59		.61
12/31/2019	10.28	.22		.30	.52	(.25)	—	(.25)	10.55	5.09	1		.71		.71		2.04
12/31/2018	10.46	.18		(.14)	.04	(.22)	—	(.22)	10.28	.36	1		.73		.73		1.77
12/31/2017[3,7]	10.55	.14		— [9]	.14	(.16)	(.07)	(.23)	10.46	1.31 [5]	—	[8]	.70	[6]	.70	[6]	1.38	[6]
Class 2:
6/30/2021[3,4]	11.09	.01		(.08)	(.07)	(.02)	(.37)	(.39)	10.63	(.70)[5]	59		.75	[6]	.56	[6]	.27	[6]
12/31/2020	10.54	.08		.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58		.73		.60		.68
12/31/2019	10.28	.21		.31	.52	(.26)	—	(.26)	10.54	5.04	56		.72		.72		2.01
12/31/2018	10.45	.18		(.15)	.03	(.20)	—	(.20)	10.28	.32	57		.73		.73		1.72
12/31/2017	10.54	.14		(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63		.72		.72		1.27
12/31/2016	10.59	.12		.12	.24	(.18)	(.11)	(.29)	10.54	2.25	63		.71		.71		1.14
Class 4:
6/30/2021[3,4]	10.97	—	[9]	(.08)	(.08)	(.01)	(.37)	(.38)	10.51	(.74)[5]	41		1.00	[6]	.81	[6]	.02	[6]
12/31/2020	10.44	.04		.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37		.98		.85		.41
12/31/2019	10.19	.18		.31	.49	(.24)	—	(.24)	10.44	4.80	28		.97		.97		1.71
12/31/2018	10.38	.15		(.15)	— [9]	(.19)	—	(.19)	10.19	.07	24		.98		.98		1.49
12/31/2017	10.48	.11		— [9]	.11	(.14)	(.07)	(.21)	10.38	.97	12		.97		.97		1.03
12/31/2016	10.52	.09		.12	.21	(.14)	(.11)	(.25)	10.48	2.01	8		.96		.96		.86

See end of tables for footnotes.

328	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net (loss) income to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2021[3,4]	$11.31	$(.01)	$(.01)		$(.02)	$—	$—	$—	$11.29	(.18)%[5]	$37		.36%[6]		(.26)%[6]
12/31/2020	11.30	.02	.02		.04	(.03)	—	(.03)	11.31	.34	44		.37		.16
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37		.35		.68
12/31/2016[12]	11.26	.01	—	[9]	.01	—	—	—	11.27	.09	37		.35		.11
Class 1A:
6/30/2021[3,4]	11.31	(.01)	(.01)		(.02)	—	—	—	11.29	(.18)[5]	—	[8]	.35	[6]	(.25)[6]
12/31/2020	11.30	.03	.01		.04	(.03)	—	(.03)	11.31	.32	—	[8]	.35		.26
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92	—	[8]	.37		1.90
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58	—	[8]	.35		1.60
12/31/2017[3,7]	11.27	.08	—	[9]	.08	(.06)	—	(.06)	11.29	.675	—	[8]	.34	[6]	.69 [6]
Class 2:
6/30/2021[3,4]	10.99	(.03)	—	[9]	(.03)	—	—	—	10.96	(.27)[5]	256		.61	[6]	(.51)[6]
12/31/2020	11.01	— [9]	—	[9]	— [9]	(.02)	—	(.02)	10.99	.03	288		.62		(.05)
12/31/2019	11.03	.18	—	[9]	.18	(.20)	—	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	—	[9]	.15	(.13)	—	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	—	[9]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
12/31/2016[12]	11.01	(.02)	—	[9]	(.02)	—	—	—	10.99	(.18)	297		.60		(.14)
Class 3:
6/30/2021[3,4]	11.12	(.02)	(.01)		(.03)	—	—	—	11.09	(.27)[5]	4		.54	[6]	(.44)[6]
12/31/2020	11.13	— [9]	.02		.02	(.03)	—	(.03)	11.12	.13	4		.55		.03
12/31/2019	11.14	.20	—	[9]	.20	(.21)	—	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	—	[9]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
12/31/2016[12]	11.11	(.01)	—	[9]	(.01)	—	—	—	11.10	(.09)	4		.53		(.08)
Class 4:
6/30/2021[3,4]	11.08	(.04)	—	[9]	(.04)	—	—	—	11.04	(.36)[5]	43		.86	[6]	(.76)[6]
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	—	(.02)	11.08	(.25)	40		.87		(.35)
12/31/2019	11.15	.16	—	[9]	.16	(.18)	—	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	—	[9]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19
12/31/2016[12]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13		.85		(.40)

See end of tables for footnotes.

American Funds Insurance Series	329

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[11]		Ratio of net income to average net assets[11]

U.S. Government Securities Fund

Class 1:
6/30/2021[3,4]	$13.04	$.08	$(.26)	$(.18)	$(.03)	$(1.11)	$(1.14)	$11.72	(1.31)%[5]	$374		.39%[6]		.34%[6]		1.20%[6]
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429		.38		.38		1.21
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69	1,418		.37		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91	1,445		.36		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83	1,558		.36		.36		1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44	1,467		.36		.36		1.31
Class 1A:
6/30/2021[3,4]	13.00	.06	(.25)	(.19)	(.03)	(1.11)	(1.14)	11.67	(1.42)[5]	5		.64	[6]	.58	[6]	1.02	[6]
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4		.64		.64		.69
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42	2		.62		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70	1		.61		.61		1.82
12/31/2017[3,7]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73 [5]	—	[8]	.58	[6]	.58	[6]	1.53	[6]
Class 2:
6/30/2021[3,4]	12.89	.06	(.25)	(.19)	(.03)	(1.11)	(1.14)	11.56	(1.36)[5]	1,434		.64	[6]	.59	[6]	.98	[6]
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439		.64		.64		.73
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31	1,343		.62		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73	1,323		.61		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59	1,473		.61		.61		1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19	1,503		.61		.61		1.05
Class 3:
6/30/2021[3,4]	13.07	.07	(.26)	(.19)	(.03)	(1.11)	(1.14)	11.74	(1.41)[5]	9		.57	[6]	.52	[6]	1.03	[6]
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10		.57		.57		.78
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49	9		.55		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71	9		.54		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72	10		.54		.54		1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24	11		.54		.54		1.12
Class 4:
6/30/2021[3,4]	12.88	.04	(.25)	(.21)	(.02)	(1.11)	(1.13)	11.54	(1.58)[5]	237		.89	[6]	.84	[6]	.70	[6]
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272		.89		.89		.42
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14	124		.87		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50	91		.86		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28	62		.86		.86		1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99	57		.86		.86		.82

See end of tables for footnotes.

330	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments[13]		to average net assets after waivers/ reimburse- ments[11,13]		Net effective expense ratio[4,11,14]		Ratio of net (loss) income to average net assets[11]

Managed Risk Growth Fund

Class P1:
6/30/2021[3,4]	$17.25	$(.01)	$1.30	$1.29	$(.08)	$(.74)	$(.82)	$17.72	7.56%[5]	$11		.42%[6]		.37%[6]		.72%[6]		(.13)%[6]
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11		.42		.37		.72		.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6		.42		.37		.73		1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[15]	3		.42	[15]	.37	[15]	.71	[15]	.82	[15]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [15]	2		.42	[15]	.36	[15]	.70	[15]	.69	[15]
12/31/2016	11.49	.08	.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89 [15]	1		.50	[15]	.34	[15]	.68	[15]	.79	[15]
Class P2:
6/30/2021[3,4]	17.11	(.03)	1.30	1.27	(.04)	(.74)	(.78)	17.60	7.53 [5]	588		.67	[6]	.62	[6]	.97	[6]	(.36)[6]
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554		.67		.62		.97		.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34
12/31/2016	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200		.79		.63		.97		.43

Managed Risk International Fund

Class P1:
6/30/2021[3,4]	$11.07	$(.01)	$.31	$.30	$(.09)	$—	$(.09)	$11.28	2.73%[5,15]	$2		.43%[6,15]		.36%[6,15]		.88%[6,15]		(.22)%[6,15]
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.13 [15]	2		.43	[15]	.35	[15]	.86	[15]	.82	[15]
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [15]	1		.41	[15]	.33	[15]	.84	[15]	1.64	[15]
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[15]	—	[8]	.33	[15]	.28	[15]	.77	[15]	3.02	[15]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [15]	—	[8]	.28	[15]	.20	[15]	.69	[15]	1.13	[15]
12/31/2016	9.48	.10	(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[15]	—	[8]	.39	[15]	.23	[15]	.74	[15]	1.15	[15]
Class P2:
6/30/2021[3,4]	10.99	(.03)	.32	.29	(.06)	—	(.06)	11.22	2.64 [5]	169		.70	[6]	.63	[6]	1.15	[6]	(.48)[6]
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168		.71		.63		1.14		.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03
12/31/2016	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97

Managed Risk Washington Mutual Investors Fund

Class P1:
6/30/2021[3,4]	$11.24	$.02	$1.00	$1.02	$(.15)	$—	$(.15)	$12.11	9.08%[5,15]	$2		.41%[6,15]		.35%[6,15]		.76%[6,15]		.41%[6,15]
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)[15]	2		.40	[15]	.35	[15]	.76	[15]	1.66	[15]
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [15]	1		.38	[15]	.33	[15]	.74	[15]	2.14	[15]
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[15]	—	[8]	.33	[15]	.28	[15]	.67	[15]	3.21	[15]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [15]	—	[8]	.30	[15]	.25	[15]	.64	[15]	1.59	[15]
12/31/2016	10.80	.20	1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [15]	—	[8]	.43	[15]	.27	[15]	.67	[15]	1.83	[15]
Class P2:
6/30/2021[3,4]	11.18	.01	1.00	1.01	(.15)	—	(.15)	12.04	8.99 [5]	361		.68	[6]	.62	[6]	1.03	[6]	.09	[6]
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355		.68		.63		1.04		1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43
12/31/2016	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04

See end of tables for footnotes.

American Funds Insurance Series	331

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions						Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment (loss) income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[11]	Net assets, end of period (in millions)	to average net assets before waivers/ reimburse- ments[13]		to average net assets after waivers/ reimburse- ments[11,13]		Net effective expense ratio[4,11,14]		Ratio of net (loss) income to average net assets[11]

Managed Risk Growth-Income Fund

Class P1:
6/30/2021[3,4]	$14.01	$.03		$1.21	$1.24	$(.15)	$(.20)	$(.35)	$14.90	8.82%[5]	$2,259	.41%[6]		.36%[6]		.66%[6]		.37%[6]
12/31/2020	13.76	.17		1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120	.41		.36		.66		1.24
12/31/2019	11.73	.22		2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
12/31/2018	12.66	(.02)		(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40		.35		.64		(.20)
12/31/2017	11.07	.19		2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [15]	2	.44	[15]	.37	[15]	.66	[15]	1.61	[15]
12/31/2016	11.25	.16		.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [15]	1	.52	[15]	.36	[15]	.64	[15]	1.46	[15]
Class P2:
6/30/2021[3,4]	13.93	.01		1.21	1.22	(.14)	(.20)	(.34)	14.81	8.76 [5]	333	.66	[6]	.61	[6]	.91	[6]	.12	[6]
12/31/2020	13.69	.14		1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66		.61		.91		1.02
12/31/2019	11.67	.19		2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47
12/31/2018	12.58	.16		(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69		.64		.93		1.25
12/31/2017	11.02	.13		2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206	.70		.63		.92		1.08
12/31/2016	11.22	.12		.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160	.79		.63		.91		1.13

Managed Risk Asset Allocation Fund

Class P1:
6/30/2021[3,4]	$13.84	$.02		$1.17	$1.19	$(.20)	$—	$(.20)	$14.83	8.62%[5]	$6	.41%[6]		.36%[6]		.66%[6]		.30%[6]
12/31/2020	13.81	.25		.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5	.41		.36		.66		1.91
12/31/2019	12.23	.26		1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
12/31/2018	13.59	.22		(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37		.32		.59		1.67
12/31/2017	12.02	.19		1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43		.38		.66		1.45
12/31/2016	11.72	.19		.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217	.43		.38		.66		1.65
Class P2:
6/30/2021[3,4]	13.45	—	[9]	1.14	1.14	(.16)	—	(.16)	14.43	8.46 [5]	2,852	.66	[6]	.61	[6]	.91	[6]	.03	[6]
12/31/2020	13.46	.15		.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66		.61		.91		1.15
12/31/2019	12.22	.19		1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51
12/31/2018	13.55	.17		(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62		.57		.84		1.27
12/31/2017	12.01	.15		1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68		.63		.91		1.13
12/31/2016	11.71	.14		.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342	.68		.63		.91		1.20

See end of tables for footnotes.

332	American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,
excluding mortgage dollar roll transactions[16,17]	June 30, 2021[3,4,5]	2020	2019	2018	2017	2016
Capital Income Builder	37%	110%	44%	42%	59%	41%
Asset Allocation Fund	27	49	47	34	39	43
Global Balanced Fund	23	68	60	30	28	43
The Bond Fund of America	42	72	146	98	153	108
Capital World Bond Fund	35	88	110	78	74	70
American Funds Mortgage Fund	28	123	84	60	98	113
U.S. Government Securities Fund	51	112	103	76	120	273

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,
including mortgage dollar roll transactions, if applicable[16,17]	June 30, 2021[3,4,5]	2020	2019	2018	2017	2016
Global Growth Fund	11%	17%	14%	25%	31%	27%
Global Small Capitalization Fund	17	38	50	43	33	40
Growth Fund	5	32	21	35	24	26
International Fund	27	40	32	29	29	31
New World Fund	25	70	38	58	56	32
Washington Mutual Investors Fund	75	40	37	49	34	30
Capital World Growth and Income Fund	69	36	29	49	41	57
Growth-Income Fund	14	33	27	39	27	27
International Growth and Income Fund	12	56	28	38	51	32
Capital Income Builder	58	184	72	98	88	53
Asset Allocation Fund	77	145	79	86	85	83
Global Balanced Fund	25	86	74	51	41	65
The Bond Fund of America	332	461	373	514	502	375
Capital World Bond Fund	46	145	159	125	105	154
American High-Income Trust	31	78	58	67	78	89
American Funds Mortgage Fund	511	1143	350	811	680	713
U.S. Government Securities Fund	260	867	277	446	551	539
Ultra-Short Bond Fund	— [18]	— [18]	— [18]	— [18]	— [18]	— [12,18]
Managed Risk Growth Fund	19	80	10	7	25	15
Managed Risk International Fund	13	71	8	8	25	26
Managed Risk Washington Mutual Investors Fund	11	101	13	11	32	9
Managed Risk Growth-Income Fund	7	38	6	14	26	14
Managed Risk Asset Allocation Fund	4	30	8	12	1	3

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Class 1A shares began investment operations on January 6, 2017.
[8]	Amount less than $1 million.
[9]	Amount less than $.01.
[10]	Amount less than .01%.
[11]	This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.
[12]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[13]	This column does not include expenses of the underlying funds in which each fund invests.
[14]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[15]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[16]	Refer to Note 5 for further information on mortgage doller rolls.
[17]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[18]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

American Funds Insurance Series	333

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2021, through June 30, 2021).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

334	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,117.57	$2.89	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 1A – actual return	1,000.00	1,116.18	4.20	.80
Class 1A – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 2 – actual return	1,000.00	1,115.99	4.20	.80
Class 2 – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 4 – actual return	1,000.00	1,114.72	5.51	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,108.58	$3.87	.74%
Class 1 – assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 1A – actual return	1,000.00	1,107.25	5.17	.99
Class 1A – assumed 5% return	1,000.00	1,019.89	4.96	.99
Class 2 – actual return	1,000.00	1,107.24	5.17	.99
Class 2 – assumed 5% return	1,000.00	1,019.89	4.96	.99
Class 4 – actual return	1,000.00	1,105.61	6.47	1.24
Class 4 – assumed 5% return	1,000.00	1,018.65	6.21	1.24
Growth Fund
Class 1 – actual return	$1,000.00	$1,130.26	$1.85	.35%
Class 1 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 1A – actual return	1,000.00	1,128.69	3.17	.60
Class 1A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 2 – actual return	1,000.00	1,128.70	3.17	.60
Class 2 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 – actual return	1,000.00	1,129.11	2.80	.53
Class 3 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 – actual return	1,000.00	1,127.40	4.48	.85
Class 4 – assumed 5% return	1,000.00	1,020.58	4.26	.85
International Fund
Class 1 – actual return	$1,000.00	$1,047.12	$2.79	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 1A – actual return	1,000.00	1,046.06	4.06	.80
Class 1A – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 2 – actual return	1,000.00	1,046.08	4.06	.80
Class 2 – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 3 – actual return	1,000.00	1,046.71	3.70	.73
Class 3 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 4 – actual return	1,000.00	1,044.74	5.32	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05
New World Fund
Class 1 – actual return	$1,000.00	$1,102.08	$2.92	.56%
Class 1 – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 1A – actual return	1,000.00	1,100.48	4.22	.81
Class 1A – assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 2 – actual return	1,000.00	1,100.88	4.22	.81
Class 2 – assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 4 – actual return	1,000.00	1,099.22	5.52	1.06
Class 4 – assumed 5% return	1,000.00	1,019.54	5.31	1.06

See end of tables for footnotes.

American Funds Insurance Series	335

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1]	Annualized expense ratio
Washington Mutual Investors Fund
Class 1 – actual return	$1,000.00	$1,151.38	$1.97	.37%
Class 1 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class 1A – actual return	1,000.00	1,149.96	3.04	.57
Class 1A – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 2 – actual return	1,000.00	1,150.26	3.31	.62
Class 2 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class 4 – actual return	1,000.00	1,148.77	4.64	.87
Class 4 – assumed 5% return	1,000.00	1,020.48	4.36	.87
Capital World Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,100.61	$2.86	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 1A – actual return	1,000.00	1,099.39	4.16	.80
Class 1A – assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 2 – actual return	1,000.00	1,099.82	4.22	.81
Class 2 – assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 4 – actual return	1,000.00	1,098.20	5.46	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05
Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,143.03	$1.54	.29%
Class 1 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 1A – actual return	1,000.00	1,141.39	2.87	.54
Class 1A – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 – actual return	1,000.00	1,141.38	2.87	.54
Class 2 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 – actual return	1,000.00	1,141.87	2.50	.47
Class 3 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 – actual return	1,000.00	1,140.02	4.19	.79
Class 4 – assumed 5% return	1,000.00	1,020.88	3.96	.79
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,072.02	$3.44	.67%
Class 1 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 1A – actual return	1,000.00	1,070.84	4.67	.91
Class 1A – assumed 5% return	1,000.00	1,020.28	4.56	.91
Class 2 – actual return	1,000.00	1,070.24	4.67	.91
Class 2 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Class 4 – actual return	1,000.00	1,068.80	5.95	1.16
Class 4 – assumed 5% return	1,000.00	1,019.04	5.81	1.16
Capital Income Builder
Class 1 – actual return	$1,000.00	$1,098.46	$1.40	.27%
Class 1 – assumed 5% return	1,000.00	1,023.46	1.35	.27
Class 1A – actual return	1,000.00	1,097.22	2.70	.52
Class 1A – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 2 – actual return	1,000.00	1,097.20	2.70	.52
Class 2 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 – actual return	1,000.00	1,095.97	4.00	.77
Class 4 – assumed 5% return	1,000.00	1,020.98	3.86	.77

See end of tables for footnotes.

336	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1]	Annualized expense ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,102.24	$1.56	.30%
Class 1 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 1A – actual return	1,000.00	1,100.99	2.87	.55
Class 1A – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 – actual return	1,000.00	1,100.61	2.86	.55
Class 2 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 – actual return	1,000.00	1,101.41	2.50	.48
Class 3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 – actual return	1,000.00	1,099.74	4.16	.80
Class 4 – assumed 5% return	1,000.00	1,020.83	4.01	.80
Global Balanced Fund
Class 1 – actual return	$1,000.00	$1,061.04	$3.68	.72%
Class 1 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 1A – actual return	1,000.00	1,059.77	4.95	.97
Class 1A – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 2 – actual return	1,000.00	1,059.77	4.95	.97
Class 2 – assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 4 – actual return	1,000.00	1,058.21	6.23	1.22
Class 4 – assumed 5% return	1,000.00	1,018.74	6.11	1.22
The Bond Fund of America
Class 1 – actual return	$1,000.00	$993.28	$1.63	.33%
Class 1 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 1A – actual return	1,000.00	992.06	2.86	.58
Class 1A – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 2 – actual return	1,000.00	991.88	2.86	.58
Class 2 – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 4 – actual return	1,000.00	990.71	4.10	.83
Class 4 – assumed 5% return	1,000.00	1,020.68	4.16	.83
Capital World Bond Fund
Class 1 – actual return	$1,000.00	$968.01	$2.39	.49%
Class 1 – assumed 5% return	1,000.00	1,022.36	2.46	.49
Class 1A – actual return	1,000.00	967.55	3.61	.74
Class 1A – assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 2 – actual return	1,000.00	967.40	3.61	.74
Class 2 – assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 4 – actual return	1,000.00	965.88	4.83	.99
Class 4 – assumed 5% return	1,000.00	1,019.89	4.96	.99
American High-Income Trust
Class 1 – actual return	$1,000.00	$1,066.15	$2.31	.45%
Class 1 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 1A – actual return	1,000.00	1,064.90	3.64	.71
Class 1A – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 2 – actual return	1,000.00	1,064.95	3.64	.71
Class 2 – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 3 – actual return	1,000.00	1,065.57	3.28	.64
Class 3 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class 4 – actual return	1,000.00	1,062.78	4.86	.95
Class 4 – assumed 5% return	1,000.00	1,020.08	4.76	.95

See end of tables for footnotes.

American Funds Insurance Series	337

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1]	Annualized expense ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$994.33	$1.53	.31%
Class 1 – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 1A – actual return	1,000.00	994.02	2.77	.56
Class 1A – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 2 – actual return	1,000.00	993.00	2.77	.56
Class 2 – assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 4 – actual return	1,000.00	992.65	4.00	.81
Class 4 – assumed 5% return	1,000.00	1,020.78	4.06	.81
Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$998.23	$1.78	.36%
Class 1 – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class 1A – actual return	1,000.00	998.23	1.73	.35
Class 1A – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 – actual return	1,000.00	997.27	3.02	.61
Class 2 – assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 3 – actual return	1,000.00	997.30	2.67	.54
Class 3 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 4 – actual return	1,000.00	996.39	4.26	.86
Class 4 – assumed 5% return	1,000.00	1,020.53	4.31	.86
U.S. Government Securities Fund
Class 1 – actual return	$1,000.00	$986.91	$1.67	.34%
Class 1 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 1A – actual return	1,000.00	985.82	2.86	.58
Class 1A – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 2 – actual return	1,000.00	986.38	2.91	.59
Class 2 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 – actual return	1,000.00	985.85	2.56	.52
Class 3 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 – actual return	1,000.00	984.18	4.13	.84
Class 4 – assumed 5% return	1,000.00	1,020.63	4.21	.84

See end of tables for footnotes.

338	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,075.60	$1.90	.37%	$3.71	.72%
Class P1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.61	.72
Class P2 – actual return	1,000.00	1,075.25	3.19	.62	4.99	.97
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	4.86	.97
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$1,027.33	$1.81	.36%	$4.42	.88%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	4.41	.88
Class P2 – actual return	1,000.00	1,026.42	3.17	.63	5.78	1.15
Class P2 – assumed 5% return	1,000.00	1,021.67	3.16	.63	5.76	1.15
Managed Risk Washington Mutual Investors Fund
Class P1 – actual return	$1,000.00	$1,090.84	$1.81	.35%	$3.94	.76%
Class P1 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.81	.76
Class P2 – actual return	1,000.00	1,089.86	3.21	.62	5.34	1.03
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	5.16	1.03
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,088.19	$1.86	.36%	$3.42	.66%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.31	.66
Class P2 – actual return	1,000.00	1,087.56	3.16	.61	4.71	.91
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.56	.91
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,086.16	$1.86	.36%	$3.41	.66%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.31	.66
Class P2 – actual return	1,000.00	1,084.57	3.15	.61	4.70	.91
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.56	.91

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.
American Funds Insurance Series	339

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The agreement was amended to add additional advisory fee breakpoints for Global Growth Fund when the fund‘s net assets exceed $5 billion and $8 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1.	Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2.	Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3.	Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category.

340	American Funds Insurance Series

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4.	Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the funds.

5.	Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	341

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2022. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1.	Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2.	Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2020. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreement, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

342	American Funds Insurance Series

3.	Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4.	Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

5.	Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	343

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

344	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and on our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2021, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 27 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series’ superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods.2 Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.4

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2021.
[2]	Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.
[3]	Based on Class 1 share results as of December 31, 2020. Three of our five fixed income funds showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1.A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	Based on management fees for the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Insurance Series® Portfolio SeriesSM Semi-annual report for the six months ended June 30, 2021

Portfolios that invest
in global companies
for the long term

American Funds Insurance Series — Portfolio Series, from Capital Group, serves as an underlying investment vehicle for variable annuities and insurance products. For 90 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

American Funds Global Growth PortfolioSM seeks to provide long-term growth of capital.

American Funds Growth and Income PortfolioSM seeks to provide long-term growth of capital while providing current income.

American Funds Managed Risk Growth PortfolioSM seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

American Funds Managed Risk Growth and Income PortfolioSM seeks to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

American Funds Managed Risk Global Allocation PortfolioSM seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2021.

Also shown are the estimated gross and net expense ratios as of the series prospectus dated May 1, 2021 (unaudited):

	Cumulative	Average annual
	total returns	total returns		Gross	Net
	1 year	5 years	Lifetime*	expense ratios	expense ratios

American Funds Global Growth Portfolio, Class 4	40.83%	17.03%	12.47%	1.07%	1.07%
American Funds Growth and Income Portfolio, Class 4	23.81	11.04	8.82	0.83	0.83
American Funds Managed Risk Growth Portfolio, Class P2	23.91	11.36	8.20	1.01	0.96
American Funds Managed Risk Growth and Income Portfolio, Class P2	18.38	8.64	6.30	0.98	0.93
American Funds Managed Risk Global Allocation Portfolio, Class P2	19.62	8.52	5.68	1.19	1.14

*	Since May 1, 2015, for all funds.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s daily net assets for the three managed risk portfolios. Investment results and net expense ratios shown reflect the waiver, without which the results would have been lower and the expenses would have been higher. This waiver will be in effect through at least May 1, 2022, unless modified or terminated by the series board. The waiver may only be modified or terminated with the approval of the series board. Refer to the fund’s most recent prospectus for details.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Insurance Series Portfolio Series for the periods ended June 30, 2021, are shown in the table on the following page, as well as results of the fund’s benchmarks.

For additional information about the series, its results, holdings and the Portfolio Solutions Committee, visit capitalgroup.com/afis. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

Investment portfolios

3	American Funds Global Growth Portfolio

4	American Funds Growth and Income Portfolio

6	American Funds Managed Risk Growth Portfolio

8	American Funds Managed Risk Growth and Income Portfolio

10	American Funds Managed Risk Global Allocation Portfolio

12	Financial statements

Allocations may not achieve fund objectives. The portfolios’ risks are directly related to the risks of the underlying funds. Underlying fund allocations are as of June 2021. Allocation percentages and underlying funds are subject to the Portfolio Solutions Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the funds’ prospectuses. These risks may be heightened in connection with investments in developing countries. Small-company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. The return of principal for bond funds and funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Hedge investments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Insurance Series – Portfolio Series	1

Results at a glance

For periods ended June 30, 2021, with all distributions reinvested

	Cumulative		Average annual
	total returns		total returns
				Lifetime
	6 months	1 year	5 years	(since 5/1/15)

American Funds Global Growth Portfolio (Class 4)	11.00%	40.83%	17.03%	12.47%
MSCI ACWI (All Country World Index)[1]	12.30	39.26	14.61	10.48
Morningstar U.S. Insurance World Large-Stock Growth Category Average[2]	11.29	40.23	17.88	12.89
American Funds Growth and Income Portfolio (Class 4)	7.61	23.81	11.04	8.82
70%/30% S&P 500/Bloomberg Barclays U.S. Aggregate Index[3]	9.99	27.29	13.35	11.26
Morningstar U.S. Insurance — 50% to 70% Equity Allocation Category Average[2]	8.34	24.55	10.15	7.83
American Funds Managed Risk Growth Portfolio (Class P2)	7.67	23.91	11.36	8.20
Standard & Poor’s 500 Managed Risk Index — Moderate[4]	8.97	19.02	10.48	8.28
American Funds Managed Risk Growth and Income Portfolio (Class P2)	7.00	18.38	8.64	6.30
Standard & Poor’s 500 Managed Risk Index — Moderate[4]	8.97	19.02	10.48	8.28
American Funds Managed Risk Global Allocation Portfolio (Class P2)	5.69	19.62	8.52	5.68
Standard & Poor’s Global LargeMidCap Managed Risk Index — Moderate[4]	8.13	21.12	9.61	6.50
Standard & Poor’s 500 Composite Index[5]	15.25	40.79	17.65	14.49
Bloomberg Barclays U.S. Aggregate Index[6]	–1.60	–0.33	3.03	3.25
Bloomberg Barclays Global Aggregate Index[7]	–3.21	2.63	2.34	2.99

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Index results reflect dividends net of withholding taxes.
[2]	Source: Morningstar, Inc. © 2021 All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; (3) does not constitute investment advice offered by Morningstar; and (4) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from this information. Past performance is no guarantee of future results.
[3]	The 70%/30% Blended Index weights the total returns of the Standard & Poor’s 500 Composite and Bloomberg Barclays U.S. Aggregate indexes at the corresponding percentages. The blend is rebalanced monthly.
[4]	Source: S&P Dow Jones Indices LLC. The Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indices, while maintaining a fixed allocation to the underlying bond index. These indices are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.
[5]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[6]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[7]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets.

The Portfolio Series features five objective-based portfolios that offer retirement investors a structured approach with broad diversification.

The funds invest in underlying American Funds Insurance Series funds that are aligned to help investors pursue retirement goals such as accumulating assets, planning an income strategy or preserving capital.

The Portfolio Series funds are actively monitored; allocations and funds may change. The managed risk strategy is operated by Milliman Financial Risk Management LLC.

2	American Funds Insurance Series – Portfolio Series

American Funds Global Growth Portfolio

Investment portfolio June 30, 2021	unaudited

Growth funds 80.11%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	568,838	$24,835
American Funds Insurance Series - Growth Fund, Class 1	141,114	16,692
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	349,360	12,371
American Funds Insurance Series - International Fund, Class 1	332,806	8,234
American Funds Insurance Series - New World Fund, Class 1	122,474	4,120
Total growth funds (cost: $51,837,000)		66,252

Growth-and-income funds 19.97%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	921,822	16,510

Total growth-and-income funds (cost: $12,878,000)		16,510
Total investment securities 100.08% (cost: $64,715,000)		82,762
Other assets less liabilities (0.08)%		(65)

Net assets 100.00%		$82,697

Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.11%
American Funds Insurance Series - Global Growth Fund, Class 1	$21,216	$3,228	$926	$28	$1,289	$24,835	$67	$1,168
American Funds Insurance Series - Growth Fund, Class 1	7,086	10,718	340	27	(799)	16,692	20	2,070
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	7,053	4,965	316	49	620	12,371	—	263
American Funds Insurance Series - International Fund, Class 1	—	8,202	65	2	95	8,234	5	—
American Funds Insurance Series - New World Fund, Class 1	14,201	1,462	12,593	3,456	(2,406)	4,120	10	126
						66,252

Growth-and-income funds 19.97%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1[2]	21,175	2,715	9,073	1,117	576	16,510	35	349
Total 100.08%				$4,679	$(625)	$82,762	$137	$3,976

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	This fund changed its name during the reporting period.

See notes to financial statements.

American Funds Insurance Series – Portfolio Series	3

American Funds Growth and Income Portfolio

Investment portfolio June 30, 2021	unaudited

Growth funds 10.13%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	295,334	$34,935

Total growth funds (cost: $21,804,000)		34,935

Growth-and-income funds 40.02%
American Funds Insurance Series - Growth-Income Fund, Class 1	1,106,899	69,115
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	3,845,829	68,879

Total growth-and-income funds (cost: $113,912,000)		137,994

Asset allocation funds 9.99%
American Funds Insurance Series - Asset Allocation Fund, Class 1	1,222,499	34,438

Total asset allocation funds (cost: $35,316,000)		34,438

Equity-income funds 9.96%
American Funds Insurance Series - Capital Income Builder, Series 1	2,910,003	34,367

Total equity-income funds (cost: $28,110,000)		34,367

Fixed income funds 29.98%
American Funds Insurance Series - The Bond Fund of America, Class 1	9,140,853	103,383

Total fixed income funds (cost: $103,466,000)		103,383
Total investment securities 100.08% (cost: $302,608,000)		345,117
Other assets less liabilities (0.08)%		(278)

Net assets 100.00%		$344,839

4	American Funds Insurance Series – Portfolio Series

American Funds Growth and Income Portfolio (continued)

Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10.13%
American Funds Insurance Series - Growth Fund, Class 1	$47,994	$7,998	$22,071	$7,704	$(6,690)	$34,935	$42	$4,399

Growth-and-income funds 40.02%
American Funds Insurance Series - Growth-Income Fund, Class 1	63,229	1,575	3,527	428	7,410	69,115	274	657
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1[2]	32,134	36,223	1,348	114	1,756	68,879	149	1,476
						137,994

Asset allocation funds 9.99%
American Funds Insurance Series - Asset Allocation Fund, Class 1	—	35,315	—	—	(877)	34,438	112	1,104

Equity-income funds 9.96%
American Funds Insurance Series - Capital Income Builder Fund, Class 1	77,836	2,284	52,699	7,321	(375)	34,367	636	—

Fixed income funds 29.98%
American Funds Insurance Series - The Bond Fund of America, Class 1[2]	61,459	46,903	518	(21)	(4,440)	103,383	236	4,115
American Funds Insurance Series - Capital World Bond Fund, Class 1	30,327	4,040	33,662	1,979	(2,684)	—	—	—
						103,383
Total 100.08%				$17,525	$(5,900)	$345,117	$1,449	$11,751

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	This fund changed its name during the reporting period.

See notes to financial statements.

American Funds Insurance Series – Portfolio Series	5

American Funds Managed Risk Growth Portfolio

Investment portfolio June 30, 2021	unaudited

Growth funds 54.78%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,827,433	$571,037
American Funds Insurance Series – Global Growth Fund, Class 1	6,537,268	285,417
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	5,327,700	188,654

Total growth funds (cost: $885,871,000)		1,045,108

Growth-and-income funds 19.98%
American Funds Insurance Series – Growth-Income Fund, Class 1	4,572,842	285,528
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	5,810,869	95,647

Total growth-and-income funds (cost: $285,831,000)		381,175

Fixed income funds 20.07%
American Funds Insurance Series – The Bond Fund of America, Class 1	33,853,552	382,884

Total fixed income funds (cost: $396,965,000)		382,884

Short-term securities 4.78%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	91,182,041	91,182

Total short-term securities (cost: $91,182,000)		91,182

Options purchased 0.30%
Options purchased*		5,761

Total options purchased (cost: $7,414,000)		5,761
Total investment securities 99.91% (cost: $1,667,263,000)		1,906,110
Other assets less liabilities 0.09%		1,800

Net assets 100.00%		$1,907,910

*	Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)
S&P 500 Index	2,934	$12,609	$2,950.00	12/17/2021	$5,516
S&P 500 Index	3	13	2,775.00	3/18/2022	8
S&P 500 Index	82	352	2,800.00	3/18/2022	231
S&P 500 Index	2	9	2,825.00	3/18/2022	6
					$5,761

6	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Growth Portfolio (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 6/30/2021 (000)	[3]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	893	September 2021	$89,300		$110,223		$(419)
S&P 500 E-mini Index Contracts	Long	262	September 2021	13,100		56,180		941
								$522

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 54.78%
American Funds Insurance Series – Growth Fund, Class 1	$438,852	$218,793	$75,816	$30,935	$(41,727)	$571,037	$693	$71,785
American Funds Insurance Series – Global Growth Fund, Class 1	—	295,850	4,550	(61)	(5,822)	285,417	773	13,521
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	175,207	34,132	36,254	11,747	3,822	188,654	—	4,025
American Funds Insurance Series – International Fund, Class 1	175,207	18,170	199,925	50,359	(43,811)	—	—	—
						1,045,108
Growth-and-income funds 19.98%
American Funds Insurance Series – Growth-Income Fund, Class 1	352,083	17,575	127,574	31,051	12,393	285,528	1,121	2,689
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1[5]	175,207	9,572	114,207	35,519	(10,444)	95,647	354	—
						381,175
Fixed income funds 20.07%
American Funds Insurance Series – The Bond Fund of America, Class 1[5]	352,083	95,349	46,427	1,640	(19,761)	382,884	861	15,015
Total 94.83%				$161,190	$(105,350)	$1,809,167	$3,802	$107,035

[1]	Rate represents the seven-day yield at 6/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	This fund changed its name during the reporting period.

See notes to financial statements.

American Funds Insurance Series – Portfolio Series	7

American Funds Managed Risk Growth and Income Portfolio

Investment portfolio June 30, 2021	unaudited

Growth funds 9.97%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,241,080	$146,807

Total growth funds (cost: $125,671,000)		146,807

Growth-and-income funds 49.77%
American Funds Insurance Series – Growth-Income Fund, Class 1	5,887,212	367,598
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	20,414,572	365,625

Total growth-and-income funds (cost: $583,850,000)		733,223

Asset allocation funds 5.03%
American Funds Insurance Series – Asset Allocation Fund, Class 1	2,630,210	74,093

Total asset allocation funds (cost: $75,971,000)		74,093

Equity-income funds 14.92%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	18,617,425	219,872

Total equity-income funds (cost: $182,308,000)		219,872

Fixed income funds 15.04%
American Funds Insurance Series – The Bond Fund of America, Class 1	19,596,218	221,633

Total fixed income funds (cost: $229,833,000)		221,633

Short-term securities 4.80%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	70,657,167	70,657

Total short-term securities (cost: $70,657,000)		70,657

Options purchased 0.35%
Options purchased*		5,090

Total options purchased (cost: $6,554,000)		5,090
Total investment securities 99.88% (cost: $1,274,844,000)		1,471,375
Other assets less liabilities 0.12%		1,812

Net assets 100.00%		$1,473,187

*	Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)
S&P 500 Index	2,584	$11,105	$2,950.00	12/17/2021	$4,858
S&P 500 Index	9	39	2,725.00	3/18/2022	23
S&P 500 Index	25	107	2,775.00	3/18/2022	68
S&P 500 Index	45	193	2,800.00	3/18/2022	127

8	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Growth and Income Portfolio (continued)

*  Options purchased (continued)

Put (continued)

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)
S&P 500 Index	5	$22	$2,825.00	3/18/2022	$14
					$5,090

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 6/30/2021 (000)	[3]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	705	September 2021	$70,500		$87,018		$(328)
S&P 500 E-mini Index Contracts	Long	236	September 2021	12		50,604		845
								$517

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9.97%
American Funds Insurance Series – Growth Fund, Class 1	$208,784	$50,508	$117,383	$51,769	$(46,871)	$146,807	$181	$18,772

Growth-and-income funds 49.77%
American Funds Insurance Series – Growth-Income Fund, Class 1	278,820	84,087	29,980	6,294	28,377	367,598	1,466	3,518
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1[5]	278,819	94,396	27,302	4,616	15,096	365,625	800	7,919
						733,223

Asset allocation funds 5.03%
American Funds Insurance Series – Asset Allocation Fund, Class 1	—	76,631	649	(11)	(1,878)	74,093	242	2,385

Equity-income funds 14.92%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	346,212	16,575	173,044	23,680	6,449	219,872	3,148	—

Fixed income funds 15.04%
American Funds Insurance Series – The Bond Fund of America, Class 1[5]	104,392	140,564	14,101	97	(9,319)	221,633	507	8,838
American Funds Insurance Series – Capital World Bond Fund, Class 1	104,392	15,187	117,101	3,522	(6,000)	—	—	—
						221,633
Total 94.73%				$89,967	$(14,146)	$1,395,628	$6,344	$41,432

[1]	Rate represents the seven-day yield at 6/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	This fund changed its name during the reporting period.

See notes to financial statements.

American Funds Insurance Series – Portfolio Series	9

American Funds Managed Risk Global Allocation Portfolio

Investment portfolio June 30, 2021	unaudited

Growth funds 24.95%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	2,660,830	$116,172

Total growth funds (cost: $98,658,000)		116,172

Growth-and-income funds 19.93%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	5,182,147	92,812

Total growth-and-income funds (cost: $70,356,000)		92,812

Asset allocation funds 9.98%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,648,655	46,442

Total asset allocation funds (cost: $38,590,000)		46,442

Balanced funds 24.94%
American Funds Insurance Series – Global Balanced Fund, Class 1	7,757,598	116,131

Total balanced funds (cost: $100,251,000)		116,131

Fixed income funds 15.00%
American Funds Insurance Series – Capital World Bond Fund, Class 1	5,749,354	69,855

Total fixed income funds (cost: $70,018,000)		69,855

Short-term securities 4.85%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	22,568,528	22,569

Total short-term securities (cost: $22,569,000)		22,569

Options purchased 0.27%
Options purchased*		1,263

Total options purchased (cost: $1,628,000)		1,263
Total investment securities 99.92% (cost: $402,070,000)		465,244
Other assets less liabilities 0.08%		377

Net assets 100.00%		$465,621

*	Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2021 (000)
S&P 500 Index	644	$2,768	$2,950.00	12/17/2021	$1,211
S&P 500 Index	4	17	2,725.00	3/18/2022	10
S&P 500 Index	8	34	2,775.00	3/18/2022	22
S&P 500 Index	3	13	2,800.00	3/18/2022	8
S&P 500 Index	4	17	2,825.00	3/18/2022	12
					$1,263

10	American Funds Insurance Series – Portfolio Series

American Funds Managed Risk Global Allocation Portfolio (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[2]	Value at 6/30/2021 (000)	[3]	Unrealized (depreciation) appreciation at 6/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	219	September 2021	$21,900		$27,031		$(100)
S&P 500 E-mini Index Contracts	Long	59	September 2021	3		12,651		226
								$126

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 24.95%
American Funds Insurance Series – Global Growth Fund, Class 1	$67,483	$57,152	$11,716	$4,034	$(781)	$116,172	$320	$5,590
American Funds Insurance Series – International Fund, Class 1	44,846	4,270	50,778	12,484	(10,822)	—	—	—
						116,172

Growth-and-income funds 19.93%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1[5]	90,119	5,410	9,276	1,720	4,839	92,812	203	2,011

Asset allocation funds 9.98%
American Funds Insurance Series – Asset Allocation Fund, Class 1	44,846	3,108	4,263	739	2,012	46,442	151	1,494

Balanced funds 24.94%
American Funds Insurance Series – Global Balanced Fund, Class 1	112,329	4,791	7,052	1,434	4,629	116,131	164	500

Fixed income funds 15.00%
American Funds Insurance Series – Capital World Bond Fund, Class 1	67,483	13,647	7,003	441	(4,713)	69,855	374	1,722
Total 94.80%				$20,852	$(4,836)	$441,412	$1,212	$11,317

[1]	Rate represents the seven-day yield at 6/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	This fund changed its name during the reporting period.

See notes to financial statements.

American Funds Insurance Series – Portfolio Series	11

Financial statements

Statements of assets and liabilities	unaudited
at June 30, 2021	(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
	Assets:
	Investment securities, at value:
	Unaffiliated issuers	$—	$—	$96,943	$75,747	$23,832
	Affiliated issuers	82,762	345,117	1,809,167	1,395,628	441,412
	Cash	—	—	42	35	10
	Cash collateral pledged for futures contracts	—	—	3,315	2,970	749
	Receivables for:
	Sales of investments	—	196	319	89	5
Sales of fund’s shares		123	505	—	138	39
	Dividends and interest	—	—	3	2	1
	Variation margin on futures contracts	—	—	142	122	33
		82,885	345,818	1,909,931	1,474,731	466,081

	Liabilities:
	Payables for:
	Purchases of investments	121	438	—	127	36
	Repurchases of fund’s shares	1	264	336	97	7
	Investment advisory services	—	—	153	120	38
	Insurance administrative fees	49	207	1,145	897	283
	Services provided by related parties	16	68	375	293	93
	Trustees’ deferred compensation	1	2	12	10	3
		188	979	2,021	1,544	460
	Net assets at June 30, 2021	$82,697	$344,839	$1,907,910	$1,473,187	$465,621

	Net assets consist of:
	Capital paid in on shares of beneficial interest	$56,357	$272,930	$1,474,049	$1,216,569	$384,966
	Total distributable earnings	26,340	71,909	433,861	256,618	80,655
	Net assets at June 30, 2021	$82,697	$344,839	$1,907,910	$1,473,187	$465,621

	Investment securities, at cost:
	Unaffiliated issuers	$—	$—	$98,596	$77,211	$24,197
	Affiliated issuers	64,715	302,608	1,568,667	1,197,633	377,873

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 4:	Net assets	$82,697	$344,839
	Shares outstanding	4,875	24,739	Not applicable	Not applicable	Not applicable
	Net asset value per share	$16.96	$13.94
Class P2:	Net assets			$1,907,910	$1,473,187	$465,621
	Shares outstanding	Not applicable	Not applicable	142,506	119,730	37,720
	Net asset value per share			$13.39	$12.30	$12.34

See notes to financial statements.

12	American Funds Insurance Series – Portfolio Series

Financial statements (continued)

Statements of operations	unaudited
for the six months ended June 30, 2021	(dollars in thousands)

	Global Growth Portfolio		Growth and Income Portfolio		Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$—		$—		$12	$10	$4
Affiliated issuers	137		1,449		3,802	6,344	1,212
	137		1,449		3,814	6,354	1,216
Fees and expenses:
Investment advisory services	—		—		1,354	1,061	337
Distribution services	94		405		2,262	1,772	563
Insurance administrative services	94		405		2,262	1,772	563
Transfer agent services	—	*	—	*	— *	— *	— *
Accounting and administrative services	—		—		59	47	40
Reports to shareholders	4		16		12	10	4
Registration statement and prospectus	2		7		23	16	4
Trustees’ compensation	—	*	—	*	5	4	1
Auditing and legal	—	*	—	*	1	1	— *
Custodian	4		10		4	4	4
Other	—	*	—	*	1	— *	— *
Total fees and expenses before waivers/reimbursement	198		843		5,983	4,687	1,516
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	—		—		452	355	113
Miscellaneous fee reimbursement	—		—		—	—	1
Total waivers/reimbursement of fees and expenses	—		—		452	355	114
Total fees and expenses after waivers/reimbursement	198		843		5,531	4,332	1,402
Net investment (loss) income	(61)		606		(1,717)	2,022	(186)

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments in affiliated issuers	4,679		17,525		161,190	89,967	20,852
Futures contracts	—		—		(25,234)	(21,103)	(1,421)
Currency transactions	—		—		14	24	1
Capital gain distributions received from affiliated issuers	3,976		11,751		107,035	41,432	11,317
	8,655		29,276		243,005	110,320	30,749
Net unrealized (depreciation) appreciation on:
Investments in:
Unaffiliated issuers	—		—		(1,653)	(1,464)	(365)
Affiliated issuers	(625)		(5,900)		(105,350)	(14,146)	(4,836)
Futures contracts	—		—		303	340	67
	(625)		(5,900)		(106,700)	(15,270)	(5,134)
Net realized gain and unrealized depreciation	8,030		23,376		136,305	95,050	25,615
Net increase in net assets resulting from operations	$7,969		$23,982		$134,588	$97,072	$25,429

*	Amount less than one thousand.

See notes to financial statements.

American Funds Insurance Series – Portfolio Series	13

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth		Growth and Income		Managed Risk
	Portfolio		Portfolio		Growth Portfolio
	Six months ended June 30, 2021*	Year ended December 31, 2020	Six months ended June 30, 2021*	Year ended December 31, 2020	Six months ended June 30, 2021*	Year ended December 31, 2020
Operations:
Net investment (loss) income	$(61)	$138	$606	$4,027	$(1,717)	$9,998
Net realized gain (loss)	8,655	1,366	29,276	5,637	243,005	(37,829)
Net unrealized (depreciation) appreciation	(625)	11,823	(5,900)	30,353	(106,700)	235,323
Net increase in net assets resulting from operations	7,969	13,327	23,982	40,017	134,588	207,492

Distributions paid to shareholders	(1,572)	(3,028)	(7,641)	(13,153)	(12,614)	(71,619)

Net capital share transactions	5,624	5,993	15,768	29,152	32,854	143,315

Total increase in net assets	12,021	16,292	32,109	56,016	154,828	279,188

Net assets:
Beginning of period	70,676	54,384	312,730	256,714	1,753,082	1,473,894
End of period	$82,697	$70,676	$344,839	$312,730	$1,907,910	$1,753,082

	Managed Risk Growth and Income Portfolio		Managed Risk Global Allocation Portfolio
	Six months ended June 30, 2021*	Year ended December 31, 2020	Six months ended June 30, 2021*	Year ended December 31, 2020
Operations:
Net investment (loss) income	$2,022	$14,844	$(186)	$2,521
Net realized gain (loss)	110,320	(48,250)	30,749	(11,260)
Net unrealized (depreciation) appreciation	(15,270)	101,601	(5,134)	32,950
Net increase in net assets resulting from operations	97,072	68,195	25,429	24,211

Distributions paid to shareholders	(10,701)	(56,071)	(3,339)	(16,206)

Net capital share transactions	(2,708)	89,086	(4,537)	15,678

Total increase in net assets	83,663	101,210	17,553	23,683

Net assets:
Beginning of period	1,389,524	1,288,314	448,068	424,385
End of period	$1,473,187	$1,389,524	$465,621	$448,068

*	Unaudited.

See notes to financial statements.

14	American Funds Insurance Series – Portfolio Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds (the “funds”), including five funds in the series covered in this report. The other 29 funds in the series are covered in separate reports. Twenty-three funds in the series are covered in the American Funds Insurance Series report and six funds in the series are covered in the American Funds Insurance Series — Target Date Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), three of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund in the American Funds Insurance Series – Portfolio Series are as follows:

Global Growth Portfolio — Seeks to provide long-term growth of capital.

Growth and Income Portfolio — Seeks to provide long-term growth of capital while providing current income.

Managed Risk Growth Portfolio — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Growth and Income Portfolio — Seeks to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.

Managed Risk Global Allocation Portfolio — Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund offers one share class (Class 4 for Global Growth Portfolio and Growth and Income Portfolio, and Class P2 for the three managed risk funds). Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

American Funds Insurance Series – Portfolio Series	15

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

Distributions paid to shareholders — Income dividends and capital gain distributions paid to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At June 30, 2021, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in a fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of a fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. Certain of the funds may invest in an underlying fixed-income fund that is a non-diversified investment company under the 1940 Act. To the extent that the fund invests a larger percentage of its assets in securities of one or more issues, poor performance by these securities could have a greater adverse impact on the fund’s investment results.

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Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by a fund. Additionally, in accordance with an exemption under the 1940 Act, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because a fund’s investments consist of underlying funds, a fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in a fund and the applicable underlying funds.

Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of each fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

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Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

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Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Wheras the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of potential loss on a future contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which the fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, a fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — A fund may suffer losses from short positions in futures and options contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension, and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

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Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the underlying fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Asset allocation — A certain fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Currency — The prices of, and the income generated by, many debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Nondiversification risk — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than a diversified fund. To the extent that the fund’s invest a larger percentage of their assets in securities of one or more issuers, poor performance by these securities could impact a managed risk fund’s investment results.

Management — The investment advisor to the fund and to the underlying funds actively manages each underlying fund’s investment. Consequently, the underlying funds are subject to the risk that the methods and analysis, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Option contracts — The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the fund will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the fund obtains the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the fund pays the current market price, or the option premium, for the option.

The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in the fund’s statement of operations. The average month-end notional amount of options contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $12,983,000, $11,466,000 and $2,849,000, respectively.

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Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in each fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $618,153,000, $375,082,000 and $119,416,000, respectively.

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and the effect on each fund’s statement of operations resulting from the managed risk funds’ use of futures contracts as of June 30, 2021 (dollars in thousands):

Managed Risk Growth Portfolio

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[1]	$5,761	Investment securities from unaffiliated issuers	$—
Futures	Equity	Unrealized appreciation[2]	941	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	—	Unrealized depreciation[2]	(419)
			$6,702		$(419)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized gain on investments in unaffiliated issuers	$—	Net unrealized depreciation on investments in unaffiliated issuers	$(1,653)
Futures	Currency	Net realized gain on futures contracts	512	Net unrealized appreciation on futures contracts	—
Futures	Equity	Net realized loss on futures contracts	(24,669)	Net unrealized appreciation on futures contracts	941
Futures	Interest	Net realized loss on futures contracts	(1,077)	Net unrealized depreciation on futures contracts	(638)
			$(25,234)		$(1,350)

See end of tables for footnotes.

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Managed Risk Growth and Income Portfolio

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[1]	$5,090	Investment securities from unaffiliated issuers	$—
Futures	Equity	Unrealized appreciation[2]	845	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	—	Unrealized depreciation[2]	(328)
			$5,935		$(328)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized gain on investments in unaffiliated issuers	$—	Net unrealized depreciation on investments in unaffiliated issuers	$(1,464)
Futures	Currency	Net realized gain on futures contracts	426	Net unrealized appreciation on futures contracts	—
Futures	Equity	Net realized loss on futures contracts	(20,525)	Net unrealized appreciation on futures contracts	845
Futures	Interest	Net realized loss on futures contracts	(1,004)	Net unrealized depreciation on futures contracts	(505)
			$(21,103)		$(1,124)

Managed Risk Global Allocation Portfolio

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[1]	$1,263	Investment securities from unaffiliated issuers	$—
Futures	Equity	Unrealized appreciation[2]	226	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	—	Unrealized depreciation[2]	(100)
			$1,489		$(100)

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized gain on investments in unaffiliated issuers	$—	Net unrealized depreciation on investments in unaffiliated issuers	$(365)
Futures	Currency	Net realized gain on futures contracts	46	Net unrealized appreciation on futures contracts	—
Futures	Equity	Net realized loss on futures contracts	(1,257)	Net unrealized appreciation on futures contracts	226
Futures	Interest	Net realized loss on futures contracts	(210)	Net unrealized depreciation on futures contracts	(159)
			$(1,421)		$(298)

[1]	Includes options purchased as reported in the fund’s investment portfolio.
[2]	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

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Collateral — Funds that invest in futures contracts participate in a collateral program. The program calls for each fund to pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2021, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
As of December 31, 2020:
Undistributed ordinary income	$213	$2,937	$12,610	$10,700	$3,338
Undistributed long-term capital gains	1,358	4,701	—	—	—
Capital loss carryforward*	—	—	(2,582)	(30,175)	(5,903)
As of June 30, 2021:
Gross unrealized appreciation on investments	17,748	43,161	246,981	187,452	58,911
Gross unrealized depreciation on investments	—	(1,129)	(21,976)	(11,870)	(629)
Net unrealized appreciation on investments	17,748	42,032	225,005	175,582	58,282
Cost of investments	65,014	303,085	1,681,627	1,296,310	407,088

*	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

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Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Portfolio
	Six months ended June 30, 2021			Year ended December 31, 2020
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 4	$214	$1,358	$1,572	$528	$2,500	$3,028

Growth and Income Portfolio

	Six months ended June 30, 2021			Year ended December 31, 2020
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class 4	$2,939	$4,702	$7,641	$5,022	$8,131	$13,153

Managed Risk Growth Portfolio

	Six months ended June 30, 2021			Year ended December 31, 2020
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P2	$12,614	$—	$12,614	$17,099	$54,520	$71,619

Managed Risk Growth and Income Portfolio

	Six months ended June 30, 2021			Year ended December 31, 2020
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P2	$10,701	$—	$10,701	$20,823	$35,248	$56,071

Managed Risk Global Allocation Portfolio

	Six months ended June 30, 2021			Year ended December 31, 2020
			Total			Total
	Ordinary	Long-term	distributions	Ordinary	Long-term	distributions
Share class	income	capital gains	paid	income	capital gains	paid
Class P2	$3,339	$—	$3,339	$4,498	$11,708	$16,206

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.150% of daily net assets for the three managed risk funds. CRMC receives investment advisory fees from the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC waived a portion of the investment advisory services fees equal to 0.05% of each fund’s daily net assets for the three managed risk funds. For the six months ended June 30, 2021, total investment advisory services fees waived by CRMC were $920,000. CRMC does not intend to recoup these waivers. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC.

24	American Funds Insurance Series – Portfolio Series

Class-specific fees and expenses —Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.25% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 4	0.25%	0.25%
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for all share classes. Under the plan, each share class pays 0.25% of each insurance company’s respective average daily net assets to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to the funds. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fee at the annual rate of 0.03% of average daily net assets from the Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The three managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which each fund compensates BNY Mellon for providing accounting and administrative services. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Miscellaneous fee reimbursement — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk Global Allocation Portfolio. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2021, total fees and expenses reimbursed by CRMC were $1,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. Fees and expenses in the fund’s statement of operations are presented gross of the reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation in each fund’s statement of operations reflects current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

American Funds Insurance Series – Portfolio Series	25

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales		Reinvestments of distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 4	$7,789	474	$1,572	93	$(3,737)	(228)	$5,624	339

Year ended December 31, 2020

Class 4	$11,058	833	$3,028	257	$(8,093)	(629)	$5,993	461

Growth and Income Portfolio

	Sales		Reinvestments of distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class 4	$20,930	1,519	$7,641	549	$(12,803)	(937)	$15,768	1,131

Year ended December 31, 2020

Class 4	$33,519	2,791	$13,153	1,137	$(17,520)	(1,485)	$29,152	2,443

Managed Risk Growth Portfolio

	Sales		Reinvestments of distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class P2	$64,391	4,968	$12,614	952	$(44,151)	(3,410)	$32,854	2,510

Year ended December 31, 2020

Class P2	$129,459	11,411	$71,619	6,729	$(57,763)	(5,060)	$143,315	13,080

Managed Risk Growth and Income Portfolio

	Sales		Reinvestments of distributions		Repurchases		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class P2	$28,177	2,350	$10,701	871	$(41,586)	(3,474)	$(2,708)	(253)

Year ended December 31, 2020

Class P2	$87,114	8,003	$56,071	5,352	$(54,099)	(4,959)	$89,086	8,396

26	American Funds Insurance Series – Portfolio Series

Managed Risk Global Allocation Portfolio

	Sales		Reinvestments of distributions		Repurchases		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class P2	$8,112	670	$3,339	270	$(15,988)	(1,328)	$(4,537)	(388)

Year ended December 31, 2020

Class P2	$28,370	2,606	$16,206	1,583	$(28,898)	(2,658)	$15,678	1,531

10. Investment transactions

Each fund made purchases and sales of investment securities during the six months ended June 30, 2021, as follows (dollars in thousands):

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Purchases of investment securities*	$31,289	$134,338	$689,440	$477,949	$88,377
Sales of investment securities*	23,312	113,826	604,752	479,560	90,088

*	Excludes short-term securities and U.S. government obligations, if any.

11. Ownership concentration

At June 30, 2021, Managed Risk Growth and Income Portfolio held 21% and 15% of the outstanding shares of American Funds Insurance Series - Capital Income Builder and American Funds Insurance Series - Capital World Growth and Income Fund, respectively. In addition, Managed Risk Global Allocation Portfolio held 25% of the outstanding shares of American Funds Insurance Series - Global Balanced Fund.

American Funds Insurance Series – Portfolio Series	27

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses	Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	to average net assets before waivers/ reimburse- ments[3]	to average net assets after waivers/ reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net (loss) income to average net assets[2]
Global Growth Portfolio
Class 4:
6/30/2021[5,6]	$15.58	$(.01)	$1.73	$1.72	$(.05)	$(.29)	$(.34)	$16.96	11.00%[7]	$83	.52%[8]	.52%[8]	1.11%[8]	(.16)%[8]
12/31/2020	13.35	.03	2.91	2.94	(.12)	(.59)	(.71)	15.58	23.80	71	.55	.55	1.15	.24
12/31/2019	10.68	.12	3.18	3.30	(.09)	(.54)	(.63)	13.35	31.67	54	.61	.56	1.18	.97
12/31/2018	12.17	.08	(1.22)	(1.14)	(.12)	(.23)	(.35)	10.68	(9.77)	36	.59	.58	1.20	.69
12/31/2017	9.77	.12	2.59	2.71	(.06)	(.25)	(.31)	12.17	28.11	30	.62	.56	1.18	1.05
12/31/2016	9.45	.12	.29	.41	(.05)	(.04)	(.09)	9.77	4.42	13	.75	.56	1.18	1.30
Growth and Income Portfolio
Class 4:
6/30/2021[5,6]	$13.25	$.03	$.98	$1.01	$(.12)	$(.20)	$(.32)	$13.94	7.61%[7]	$345	.52%[8]	.52%[8]	.91%[8]	.37%[8]
12/31/2020	12.13	.18	1.53	1.71	(.22)	(.37)	(.59)	13.25	14.86	313	.52	.52	.91	1.49
12/31/2019	10.59	.22	1.81	2.03	(.19)	(.30)	(.49)	12.13	19.57	257	.52	.52	.96	1.92
12/31/2018	11.40	.20	(.58)	(.38)	(.16)	(.27)	(.43)	10.59	(3.51)	168	.53	.53	.97	1.81
12/31/2017	10.13	.17	1.38	1.55	(.13)	(.15)	(.28)	11.40	15.43	134	.53	.53	.97	1.59
12/31/2016	9.61	.23	.38	.61	(.07)	(.02)	(.09)	10.13	6.41	66	.57	.55	.99	2.31
Managed Risk Growth Portfolio
Class P2:
6/30/2021[5,6]	$12.52	$(.01)	$.97	$.96	$(.09)	$—	$(.09)	$13.39	7.67%[7]	$1,908	.66%[8]	.61%[8]	1.02%[8]	(.19)%[8]
12/31/2020	11.61	.07	1.38	1.45	(.13)	(.41)	(.54)	12.52	13.35	1,753	.66	.61	1.03	.65
12/31/2019	10.28	.13	1.80	1.93	(.14)	(.46)	(.60)	11.61	19.26	1,474	.66	.61	1.02	1.20
12/31/2018	11.16	.12	(.53)	(.41)	(.14)	(.33)	(.47)	10.28	(3.98)	1,073	.66	.61	1.00	1.06
12/31/2017	9.76	.10	1.63	1.73	(.09)	(.24)	(.33)	11.16	18.00	904	.68	.63	1.03	.95
12/31/2016	9.39	.11	.26	.37	— [9]	—	— [9]	9.76	3.97	568	.77	.63	1.02	1.12
Managed Risk Growth and Income Portfolio
Class P2:
6/30/2021[5,6]	$11.58	$.02	$.79	$.81	$(.09)	$—	$(.09)	$12.30	7.00%[7]	$1,473	.66%[8]	.61%[8]	1.05%[8]	.29%[8]
12/31/2020	11.55	.13	.39	.52	(.18)	(.31)	(.49)	11.58	4.96	1,390	.66	.61	1.05	1.16
12/31/2019	10.18	.18	1.74	1.92	(.18)	(.37)	(.55)	11.55	19.29	1,288	.67	.62	1.08	1.66
12/31/2018	11.13	.17	(.67)	(.50)	(.17)	(.28)	(.45)	10.18	(4.72)	974	.66	.61	1.07	1.54
12/31/2017	9.68	.15	1.44	1.59	(.12)	(.02)	(.14)	11.13	16.55	851	.68	.63	1.08	1.38
12/31/2016	9.36	.16	.19	.35	(.03)	—	(.03)	9.68	3.70	569	.77	.63	1.08	1.68
Managed Risk Global Allocation Portfolio
Class P2:
6/30/2021[5,6]	$11.76	$(.01)	$.68	$.67	$(.09)	$—	$(.09)	$12.34	5.69%[7]	$466	.67%[8]	.62%[8]	1.20%[8]	(.08)%[8]
12/31/2020	11.60	.07	.52	.59	(.12)	(.31)	(.43)	11.76	5.65	448	.68	.63	1.20	.61
12/31/2019	10.07	.13	1.89	2.02	(.15)	(.34)	(.49)	11.60	20.44	424	.68	.63	1.20	1.20
12/31/2018	11.04	.14	(.88)	(.74)	(.10)	(.13)	(.23)	10.07	(6.90)	325	.68	.63	1.20	1.27
12/31/2017	9.34	.10	1.67	1.77	(.07)	—	(.07)	11.04	19.03	251	.70	.63	1.19	.94
12/31/2016	9.24	.10	— [9]	.10	—	—	—	9.34	1.08	144	.77	.63	1.20	1.08

See next page for footnotes.

28	American Funds Insurance Series – Portfolio Series

Financial highlights (continued)

	Six months ended	Year ended December 31,
Portfolio turnover rate for all share classes	June 30, 2021[5,6,7]	2020	2019	2018	2017	2016
Global Growth Portfolio	31%	14%	14%	12%	10%	17%
Growth and Income Portfolio	35	7	6	5	10	18
Managed Risk Growth Portfolio	35	80	6	4	7	6
Managed Risk Growth and Income Portfolio	35	73	5	4	10	3
Managed Risk Global Allocation Portfolio	21	49	6	3	8	13

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers/reimbursements from CRMC. During the years shown, CRMC waived a portion of investment advisory services fees on each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the funds.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[5]	Unaudited.
[6]	Based on operations for a period that is less than a full year.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.

American Funds Insurance Series – Portfolio Series	29

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2021, through June 30, 2021).

Actual expenses:

The first line of each share class in the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

30	American Funds Insurance Series – Portfolio Series

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Global Growth Portfolio
Class 4 – actual return	$1,000.00	$1,110.03	$2.72	.52%	$5.81	1.11%
Class 4 – assumed 5% return	1,000.00	1,022.22	2.61	.52	5.56	1.11
Growth and Income Portfolio
Class 4 – actual return	$1,000.00	$1,076.07	$2.68	.52%	$4.68	.91%
Class 4 – assumed 5% return	1,000.00	1,022.22	2.61	.52	4.56	.91
Managed Risk Growth Portfolio
Class P2 – actual return	$1,000.00	$1,076.70	$3.14	.61%	$5.25	1.02%
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	5.11	1.02
Managed Risk Growth and Income Portfolio
Class P2 – actual return	$1,000.00	$1,069.96	$3.13	.61%	$5.39	1.05%
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06	.61	5.26	1.05
Managed Risk Global Allocation Portfolio
Class P2 – actual return	$1,000.00	$1,056.88	$3.16	.62%	$6.12	1.20%
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11	.62	6.01	1.20

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series – Portfolio Series	31

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

Portfolio Series — American Funds Global Growth Portfolio

Portfolio Series — American Funds Growth and Income Portfolio

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) with respect to Portfolio Series – American Funds Global Growth Portfolio and Portfolio Series – American Funds Growth and Income Portfolio, for an additional one-year term through April 30, 2022. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses were generally competitive with those of other similar funds included in the comparable Lipper category.

32	American Funds Insurance Series – Portfolio Series

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series – Portfolio Series	33

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series

Portfolio Series — American Funds Managed Risk Growth Portfolio

Portfolio Series — American Funds Managed Risk Growth and Income Portfolio

Portfolio Series — American Funds Managed Risk Global Allocation Portfolio

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to Portfolio Series – American Funds Managed Risk Growth Portfolio, Portfolio Series – American Funds Managed Risk Growth and Income Portfolio, and Portfolio Series – American Funds Managed Risk Global Allocation Portfolio, for an additional one-year term through April 30, 2022. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of asset allocation and balanced funds with volatility management analytics over various periods (including each fund’s lifetime) through September 30, 2020. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and

34	American Funds Insurance Series – Portfolio Series

considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series – Portfolio Series	35

Office of the series

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC
(Managed Risk Funds only)
71 South Wacker Drive, 31st Floor
Chicago, IL 60606

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

36	American Funds Insurance Series – Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com/individual/investments.

“Proxy Voting Guidelines for American Funds Insurance Series — Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Insurance Series — Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of American Funds Insurance Series — Portfolio Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series — Portfolio Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2021, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 27 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series’ superior outcomes
American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods.[2] Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[4]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2021.
[2]	Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.
[3]	Based on Class 1 share results as of December 31, 2020. Three of our five fixed income funds showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	Based on management fees for the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Insurance Series® Target Date Series Semi-annual report for the six months ended June 30, 2021

Offering variable
annuity investors
a balanced approach
to building and
preserving wealth
through retirement

Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to balance total return and stability over time.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 4 shares at net asset value. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2021. Also shown are the gross and net expense ratios as of the series prospectus dated May 1, 2021:

	Cumulative	Average annual
	total returns	total returns
Class 4 shares	1 year	Lifetime*	Gross expense ratio	Net expense ratio

American Funds® IS 2035 Target Date Fund	29.66%	18.37%	1.07%	0.92%
American Funds® IS 2030 Target Date Fund	23.96	15.24	1.05	0.90
American Funds® IS 2025 Target Date Fund	20.14	13.63	1.03	0.88
American Funds® IS 2020 Target Date Fund	17.43	11.68	1.01	0.86
American Funds® IS 2015 Target Date Fund	16.30	10.88	1.00	0.85
American Funds® IS 2010 Target Date Fund	14.73	9.95	1.00	0.85

*	Since December 6, 2019.

The target date funds invest in Class R-6 shares of the underlying funds.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of the other expenses for each fund. These reimbursements will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time. Expense ratios are as of the fund’s prospectus dated May 1, 2021, and are restated to reflect current fees. Visit capitalgroup.com for more information.

Each target date fund is composed of a mix of the American Funds and is subject to the risks and returns of the underlying funds. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Small company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the prospectus. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. While not directly correlated to changes in interest rates, the values of inflation linked bonds generally fluctuate in response to changes in real interest rates and may experience greater losses than other debt securities with similar durations. Fund shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government.

The funds’ allocation strategy does not guarantee that investors’ retirement savings goals will be met. The allocation strategy promotes asset accumulation prior to retirement, but it is also intended to provide equity exposure throughout retirement to deliver capital growth potential. The funds may seek dividend income to help dampen risk while maintaining equity exposure, and may invest in fixed income securities to help provide current income, capital preservation and inflation protection. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the American Funds Insurance Series — Target Date Series for the periods ended June 30, 2021, are shown in the table on the following page, as well as results of each fund’s applicable benchmark and peer group.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/afis. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

3	Investment approach for American Funds Insurance Series — Target Date Series

Investment portfolios

4	American Funds IS 2035 Target Date Fund

6	American Funds IS 2030 Target Date Fund

8	American Funds IS 2025 Target Date Fund

10	American Funds IS 2020 Target Date Fund

12	American Funds IS 2015 Target Date Fund

14	American Funds IS 2010 Target Date Fund

16	Financial statements

American Funds Insurance Series – Target Date Series	1

Results at a glance

For periods ended June 30, 2021, with distributions reinvested

	Cumulative		Average annual
	total returns		total returns
Class 4 shares	6 months	1 year	Lifetime (since 12/6/19)

American Funds IS 2035 Target Date Fund	9.33%	29.66%	18.37%
Standard & Poor’s Target Date Through 2035 Index[1]	10.19	31.32	16.64
Lipper Mixed-Asset Target 2035 Funds Index[2]	9.58	30.97	18.07
American Funds IS 2030 Target Date Fund	7.69	23.96	15.24
Standard & Poor’s Target Date Through 2030 Index[1]	8.78	27.20	14.91
Lipper Mixed-Asset Target 2030 Funds Index[2]	7.93	25.65	16.49
American Funds IS 2025 Target Date Fund	6.56	20.14	13.63
Standard & Poor’s Target Date Through 2025 Index[1]	7.68	23.98	13.82
Lipper Mixed-Asset Target 2025 Funds Index[2]	6.65	21.28	14.51
American Funds IS 2020 Target Date Fund	6.15	17.43	11.68
Standard & Poor’s Target Date Through 2020 Index[1]	6.41	20.45	12.44
Lipper Mixed-Asset Target 2020 Funds Index[2]	6.02	19.77	12.70
American Funds IS 2015 Target Date Fund	5.88	16.30	10.88
Standard & Poor’s Target Date Through 2015 Index[1]	5.30	17.21	11.22
Lipper Mixed-Asset Target 2015 Funds Index[2]	5.34	17.78	11.48
American Funds IS 2010 Target Date Fund	5.27	14.73	9.95
Standard & Poor’s Target Date Through 2010 Index[1]	4.68	15.40	10.45
Lipper Mixed-Asset Target 2010 Funds Index[2]	4.74	15.79	12.18
Standard & Poor’s 500 Composite Index[3]	15.25	40.79	24.11
MSCI All Country World Index (ACWI) ex USA[4]	9.16	35.72	15.55
Bloomberg Barclays U.S. Aggregate Index[5]	–1.60	–0.33	3.75

[1]	The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. Source: S&P Dow Jones Indices LLC.
[2]	Lipper indexes track the largest funds (no more than 30) represented by one share class per fund, in the corresponding Lipper category. Lipper indexes track target date funds in five-year increments. Source: Refinitiv Lipper.
[3]	Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC.
[4]	MSCI All Country World Index (ACWI) ex USA is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Source: MSCI.
[5]	Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Source: Bloomberg Index Services Ltd.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

2	American Funds Insurance Series – Target Date Series

Investment approach for
American Funds Insurance Series – Target Date Series

The glide path illustrates the investment approach of the funds by showing how investments in the various fund categories will change over time. Each fund’s asset mix becomes relatively more conservative — both prior to and after retirement — as time elapses. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or longer for many people, an equity component makes sense, particularly in the early years of retirement. The allocations shown reflect the target allocations as of May 27, 2021.

The Target Date Solutions Committee continually monitors the funds in the series. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date is the year that corresponds roughly to the year in which an investor is assumed to retire and begin taking withdrawals. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below the allocations shown in the prospectus. The investment adviser will monitor the funds on an ongoing basis and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

American Funds Insurance Series – Target Date Series	3

American Funds IS 2035 Target Date Fund

Investment portfolio June 30, 2021	unaudited

Growth funds 32.59%	Shares	Value (000)
AMCAP Fund, Class R-6	213	$9
The Growth Fund of America, Class R-6	123	9
New Perspective Fund, Class R-6	119	8
SMALLCAP World Fund, Inc., Class R-6	81	7
American Funds Global Insight Fund, Class R-6	252	5
The New Economy Fund, Class R-6	60	4
New World Fund, Inc., Class R-6	20	2
Total growth funds (cost: $39,000)		44

Growth-and-income funds 32.59%
American Mutual Fund, Class R-6	187	9
Capital World Growth and Income Fund, Class R-6	145	9
Fundamental Investors, Class R-6	119	9
Washington Mutual Investors Fund, Class R-6	137	8
The Investment Company of America, Class R-6	109	6
International Growth and Income Fund, Class R-6	64	3
Total growth-and-income funds (cost: $38,000)		44

Equity-income funds 6.67%
The Income Fund of America, Class R-6	207	5
Capital Income Builder, Class R-6	65	4
Total equity-income funds (cost: $9,000)		9

Balanced funds 13.33%
American Balanced Fund, Class R-6	330	11
American Funds Global Balanced Fund, Class R-6	171	7
Total balanced funds (cost: $16,000)		18

Fixed income funds 14.82%
U.S. Government Securities Fund, Class R-6	733	10
American Funds Inflation Linked Bond Fund, Class R-6	317	4
American Funds Mortgage Fund, Class R-6	197	2
Capital World Bond Fund, Class R-6	97	2
Intermediate Bond Fund of America, Class R-6	116	2
Total fixed income funds (cost: $20,000)		20

Total investment securities 100.00% (cost: $122,000)		135
Other assets less liabilities 0.00%[1]		—	[2]

Net assets 100.00%		$135

4	American Funds Insurance Series – Target Date Series

American Funds IS 2035 Target Date Fund (continued)

Investments in affiliates3

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)		Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)		Value of affiliates at 6/30/2021 (000)	Dividend income (000)		Capital gain distributions received (000)
Growth funds 32.59%
AMCAP Fund, Class R-6	$7	$2		$—	[2]	$—	[2]	$—	[2]	$9	$—		$1
The Growth Fund of America, Class R-6	7	1		—	[2]	—	[2]	1		9	—		—
New Perspective Fund, Class R-6	8	—	[2]	1		—	[2]	1		8	—		—
SMALLCAP World Fund, Inc., Class R-6	6	—	[2]	—	[2]	—	[2]	1		7	—		—
American Funds Global Insight Fund, Class R-6	—	5		—		—		—	[2]	5	—		—
The New Economy Fund, Class R-6	3	1		—		—	[2]	—	[2]	4	—		—
New World Fund, Inc., Class R-6	3	—		1		—	[2]	—	[2]	2	—		—
EuroPacific Growth Fund, Class R-6	5	—	[2]	5		1		(1)		—	—		—
										44

Growth-and-income funds 32.59%
American Mutual Fund, Class R-6	7	2		1		—	[2]	1		9	1		—
Capital World Growth and Income Fund, Class R-6	6	3		—	[2]	—	[2]	—	[2]	9	—	[2]	—
Fundamental Investors, Class R-6	7	2		1		—	[2]	1		9	—	[2]	—	[2]
Washington Mutual Investors Fund, Class R-6	10	1		4		—	[2]	1		8	—	[2]	—	[2]
The Investment Company of America, Class R-6	8	—	[2]	4		1		1		6	—	[2]	—	[2]
International Growth and Income Fund, Class R-6	4	—	[2]	1		—	[2]	—	[2]	3	—	[2]	—
										44

Equity-income funds 6.67%
The Income Fund of America, Class R-6	5	—	[2]	—	[2]	—	[2]	—	[2]	5	—	[2]	—
Capital Income Builder, Class R-6	5	—	[2]	1		—	[2]	—	[2]	4	—	[2]	—
										9

Balanced funds 13.33%
American Balanced Fund, Class R-6	7	3		—	[2]	—	[2]	1		11	—	[2]	—	[2]
American Funds Global Balanced Fund, Class R-6	7	1		1		—	[2]	—	[2]	7	—	[2]	—
										18

Fixed income funds 14.82%
U.S. Government Securities Fund, Class R-6	9	1		—	[2]	—	[2]	—	[2]	10	—	[2]	—
American Funds Inflation Linked Bond Fund, Class R-6	3	1		—	[2]	—	[2]	—	[2]	4	—		—
American Funds Mortgage Fund, Class R-6	1	1		—	[2]	—	[2]	—	[2]	2	—	[2]	—
Capital World Bond Fund, Class R-6	1	1		—	[2]	—	[2]	—	[2]	2	—	[2]	—	[2]
Intermediate Bond Fund of America, Class R-6	1	1		—	[2]	—	[2]	—	[2]	2	—	[2]	—
										20
Total 100.00%						$2		$7		$135	$1		$1

[1]	Amount less than .01%.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Insurance Series – Target Date Series	5

American Funds IS 2030 Target Date Fund

Investment portfolio June 30, 2021	unaudited

Growth funds 21.19%	Shares	Value (000)
AMCAP Fund, Class R-6	380	$16
The Growth Fund of America, Class R-6	198	15
American Funds Global Insight Fund, Class R-6	465	10
SMALLCAP World Fund, Inc., Class R-6	101	9
New Perspective Fund, Class R-6	110	7
Total growth funds (cost: $52,000)		57

Growth-and-income funds 29.74%
American Mutual Fund, Class R-6	374	19
Capital World Growth and Income Fund, Class R-6	289	19
Fundamental Investors, Class R-6	181	14
Washington Mutual Investors Fund, Class R-6	241	13
The Investment Company of America, Class R-6	201	10
International Growth and Income Fund, Class R-6	126	5
Total growth-and-income funds (cost: $72,000)		80

Equity-income funds 8.18%
Capital Income Builder, Class R-6	156	11
The Income Fund of America, Class R-6	413	11
Total equity-income funds (cost: $20,000)		22

Balanced funds 13.01%
American Balanced Fund, Class R-6	660	22
American Funds Global Balanced Fund, Class R-6	341	13
Total balanced funds (cost: $32,000)		35

Fixed income funds 27.88%
U.S. Government Securities Fund, Class R-6	1,280	18
Intermediate Bond Fund of America, Class R-6	1,070	15
American Funds Mortgage Fund, Class R-6	1,322	13
Capital World Bond Fund, Class R-6	647	13
American Funds Inflation Linked Bond Fund, Class R-6	1,050	12
The Bond Fund of America, Class R-6	300	4
Total fixed income funds (cost: $77,000)		75

Total investment securities 100.00% (cost: $253,000)		269
Other assets less liabilities 0.00%[1]		—	[2]

Net assets 100.00%		$269

6	American Funds Insurance Series – Target Date Series

American Funds IS 2030 Target Date Fund (continued)

Investments in affiliates3

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)		Value of affiliates at 6/30/2021 (000)	Dividend income (000)		Capital gain distributions received (000)
Growth funds 21.19%
AMCAP Fund, Class R-6	$7	$9	$—	[2]	$—	[2]	$—	[2]	$16	$—		$1
The Growth Fund of America, Class R-6	6	8	—	[2]	—	[2]	1		15	—		—
American Funds Global Insight Fund, Class R-6	—	10	—	[2]	—	[2]	—	[2]	10	—		—
SMALLCAP World Fund, Inc., Class R-6	4	4	—	[2]	—	[2]	1		9	—		—
New Perspective Fund, Class R-6	9	4	7		—	[2]	1		7	—		—
EuroPacific Growth Fund, Class R-6	5	2	8		1		—	[2]	—	—		—
New World Fund, Inc., Class R-6	1	1	2		—	[2]	—	[2]	—	—		—
									57

Growth-and-income funds 29.74%
American Mutual Fund, Class R-6	10	8	1		—	[2]	2		19	1		—
Capital World Growth and Income Fund, Class R-6	9	10	1		—	[2]	1		19	1		—
Fundamental Investors, Class R-6	10	5	2		—	[2]	1		14	—	[2]	—	[2]
Washington Mutual Investors Fund, Class R-6	13	7	9		1		1		13	—	[2]	1
The Investment Company of America, Class R-6	12	5	9		1		1		10	—	[2]	—	[2]
International Growth and Income Fund, Class R-6	5	2	2		—	[2]	—	[2]	5	—	[2]	—
									80

Equity-income funds 8.18%
Capital Income Builder, Class R-6	7	4	1		—	[2]	1		11	—	[2]	—
The Income Fund of America, Class R-6	7	4	1		—	[2]	1		11	—	[2]	—
									22

Balanced funds 13.01%
American Balanced Fund, Class R-6	10	11	—	[2]	—	[2]	1		22	—	[2]	—	[2]
American Funds Global Balanced Fund, Class R-6	10	5	3		—	[2]	1		13	—	[2]	—
									35

Fixed income funds 27.88%
U.S. Government Securities Fund, Class R-6	11	7	—	[2]	—	[2]	—	[2]	18	—	[2]	—
Intermediate Bond Fund of America, Class R-6	8	7	—	[2]	—	[2]	—	[2]	15	—	[2]	—
American Funds Mortgage Fund, Class R-6	8	5	—	[2]	—	[2]	—	[2]	13	—	[2]	—
Capital World Bond Fund, Class R-6	8	6	—	[2]	—	[2]	(1)		13	—	[2]	—	[2]
American Funds Inflation Linked Bond Fund, Class R-6	7	5	—	[2]	—	[2]	—	[2]	12	—		—
The Bond Fund of America, Class R-6	2	2	—	[2]	—	[2]	—	[2]	4	—	[2]	—	[2]
									75
Total 100.00%					$3		$12		$269	$2		$2

[1]	Amount less than .01%.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

American Funds Insurance Series – Target Date Series	7

American Funds IS 2025 Target Date Fund

Investment portfolio June 30, 2021	unaudited

Growth funds 14.06%	Shares	Value (000)
AMCAP Fund, Class R-6	824	$36
American Funds Global Insight Fund, Class R-6	967	21
The Growth Fund of America, Class R-6	264	20
New Perspective Fund, Class R-6	146	10
SMALLCAP World Fund, Inc., Class R-6	106	10
Total growth funds (cost: $84,000)		97

Growth-and-income funds 25.94%
American Mutual Fund, Class R-6	918	46
Capital World Growth and Income Fund, Class R-6	711	46
Washington Mutual Investors Fund, Class R-6	617	34
Fundamental Investors, Class R-6	273	21
The Investment Company of America, Class R-6	418	21
International Growth and Income Fund, Class R-6	276	11
Total growth-and-income funds (cost: $147,000)		179

Equity-income funds 9.42%
The Income Fund of America, Class R-6	1,376	36
Capital Income Builder, Class R-6	430	29
Total equity-income funds (cost: $56,000)		65

Balanced funds 12.75%
American Balanced Fund, Class R-6	1,694	56
American Funds Global Balanced Fund, Class R-6	822	32
Total balanced funds (cost: $79,000)		88

Fixed income funds 37.97%
Intermediate Bond Fund of America, Class R-6	4,489	62
The Bond Fund of America, Class R-6	3,026	41
American Funds Inflation Linked Bond Fund, Class R-6	3,509	39
U.S. Government Securities Fund, Class R-6	2,795	39
American Funds Mortgage Fund, Class R-6	3,597	37
Capital World Bond Fund, Class R-6	1,661	34
American High-Income Trust, Class R-6	991	10
Total fixed income funds (cost: $267,000)		262

Total investment securities 100.14% (cost: $633,000)		691
Other assets less liabilities (0.14)%		(1)

Net assets 100.00%		$690

8	American Funds Insurance Series – Target Date Series

American Funds IS 2025 Target Date Fund (continued)

Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)		Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)		Value of affiliates at 6/30/2021 (000)	Dividend income (000)		Capital gain distributions received (000)
Growth funds 14.06%
AMCAP Fund, Class R-6	$19	$17		$2		$—	[2]	$2		$36	$—		$1
American Funds Global Insight Fund, Class R-6	—	21		—	[2]	—	[2]	—	[2]	21	—		—
The Growth Fund of America, Class R-6	14	5		1		—	[2]	2		20	—		—
New Perspective Fund, Class R-6	23	—		16		4		(1)		10	—		—
SMALLCAP World Fund, Inc., Class R-6	—	10		—	[2]	—	[2]	—	[2]	10	—		—
EuroPacific Growth Fund, Class R-6	13	—		13		3		(3)		—	—		—
										97

Growth-and-income funds 25.94%
American Mutual Fund, Class R-6	32	14		3		—	[2]	3		46	1		—
Capital World Growth and Income Fund, Class R-6	25	21		2		—	[2]	2		46	1		—
Washington Mutual Investors Fund, Class R-6	31	4		4		—	[2]	3		34	—	[2]	1
Fundamental Investors, Class R-6	25	1		8		1		2		21	—	[2]	1
The Investment Company of America, Class R-6	31	—	[2]	13		2		1		21	—	[2]	—	[2]
International Growth and Income Fund, Class R-6	10	1		1		—	[2]	1		11	—	[2]	—
										179

Equity-income funds 9.42%
The Income Fund of America, Class R-6	26	8		1		—	[2]	3		36	1		—
Capital Income Builder, Class R-6	26	2		1		—	[2]	2		29	1		—
										65

Balanced funds 12.75%
American Balanced Fund, Class R-6	29	26		2		—	[2]	3		56	—	[2]	1
American Funds Global Balanced Fund, Class R-6	28	5		2		—	[2]	1		32	—	[2]	—
										88

Fixed income funds 37.97%
Intermediate Bond Fund of America, Class R-6	47	17		1		—	[2]	(1)		62	—	[2]	—
The Bond Fund of America, Class R-6	29	13		—	[2]	—	[2]	(1)		41	—	[2]	—	[2]
American Funds Inflation Linked Bond Fund, Class R-6	28	11		—	[2]	—	[2]	—	[2]	39	—		—
U.S. Government Securities Fund, Class R-6	30	9		—	[2]	—	[2]	—	[2]	39	—	[2]	—
American Funds Mortgage Fund, Class R-6	27	10		—	[2]	—	[2]	—	[2]	37	—	[2]	—
Capital World Bond Fund, Class R-6	26	9		—	[2]	—	[2]	(1)		34	—	[2]	—	[2]
American High-Income Trust, Class R-6	5	5		—	[2]	—	[2]	—	[2]	10	—	[2]	—
										262
Total 100.14%						$10		$18		$691	$4		$4

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.

See notes to financial statements.

American Funds Insurance Series – Target Date Series	9

American Funds IS 2020 Target Date Fund

Investment portfolio June 30, 2021	unaudited

Growth funds 5.14%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	1,971	$42
AMCAP Fund, Class R-6	871	38
Total growth funds (cost: $77,000)		80

Growth-and-income funds 23.52%
American Mutual Fund, Class R-6	1,867	94
Capital World Growth and Income Fund, Class R-6	1,365	89
Washington Mutual Investors Fund, Class R-6	1,400	78
Fundamental Investors, Class R-6	614	47
The Investment Company of America, Class R-6	940	47
International Growth and Income Fund, Class R-6	259	11
Total growth-and-income funds (cost: $317,000)		366

Equity-income funds 14.46%
The Income Fund of America, Class R-6	5,540	143
Capital Income Builder, Class R-6	1,202	82
Total equity-income funds (cost: $199,000)		225

Balanced funds 12.02%
American Balanced Fund, Class R-6	3,826	125
American Funds Global Balanced Fund, Class R-6	1,579	62
Total balanced funds (cost: $177,000)		187

Fixed income funds 44.92%
Intermediate Bond Fund of America, Class R-6	10,112	140
The Bond Fund of America, Class R-6	9,220	124
American Funds Inflation Linked Bond Fund, Class R-6	9,904	109
American Funds Mortgage Fund, Class R-6	9,149	93
American High-Income Trust, Class R-6	7,389	78
U.S. Government Securities Fund, Class R-6	5,511	78
Capital World Bond Fund, Class R-6	3,769	77
Total fixed income funds (cost: $703,000)		699

Total investment securities 100.06% (cost: $1,473,000)		1,557
Other assets less liabilities (0.06)%		(1)

Net assets 100.00%		$1,556

10	American Funds Insurance Series – Target Date Series

American Funds IS 2020 Target Date Fund (continued)

Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)		Capital gain distributions received (000)
Growth funds 5.14%
American Funds Global Insight Fund, Class R-6	$—	$42		$—	$—		$— [2]	$42	$—		$—
AMCAP Fund, Class R-6	17	23		3	—	[2]	1	38	—		1
New Perspective Fund, Class R-6	18	1		20	4		(3)	—	—		—
The Growth Fund of America, Class R-6	9	—	[2]	10	2		(1)	—	—		—
								80

Growth-and-income funds 23.52%
American Mutual Fund, Class R-6	64	32		9	—	[2]	7	94	1		—
Capital World Growth and Income Fund, Class R-6	43	47		5	1		3	89	—		—
Washington Mutual Investors Fund, Class R-6	53	28		8	1		4	78	1		2
Fundamental Investors, Class R-6	43	13		13	2		2	47	—	[2]	1
The Investment Company of America, Class R-6	53	13		25	4		2	47	—	[2]	1
International Growth and Income Fund, Class R-6	11	3		4	1		— [2]	11	—	[2]	—
								366

Equity-income funds 14.46%
The Income Fund of America, Class R-6	103	44		13	1		8	143	2		—
Capital Income Builder, Class R-6	102	26		54	6		2	82	1		—
								225

Balanced funds 12.02%
American Balanced Fund, Class R-6	40	86		4	—	[2]	3	125	1		1
American Funds Global Balanced Fund, Class R-6	32	33		4	—	[2]	1	62	—	[2]	—
								187

Fixed income funds 44.92%
Intermediate Bond Fund of America, Class R-6	90	64		13	—	[2]	(1)	140	1		—
The Bond Fund of America, Class R-6	80	56		11	—	[2]	(1)	124	1		—	[2]
American Funds Inflation Linked Bond Fund, Class R-6	71	47		10	—	[2]	1	109	—		—
American Funds Mortgage Fund, Class R-6	60	42		8	(1)		— [2]	93	—	[2]	—
American High-Income Trust, Class R-6	52	31		7	—	[2]	2	78	1		—
U.S. Government Securities Fund, Class R-6	50	36		7	—	[2]	(1)	78	—	[2]	—
Capital World Bond Fund, Class R-6	51	35		6	—	[2]	(3)	77	1		—	[2]
								699
Total 100.06%					$21		$26	$1,557	$10		$6

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.

See notes to financial statements.

American Funds Insurance Series – Target Date Series	11

American Funds IS 2015 Target Date Fund

Investment portfolio June 30, 2021	unaudited

Growth funds 2.13%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	9,675	$206
AMCAP Fund, Class R-6	2,439	106
Total growth funds (cost: $311,000)		312

Growth-and-income funds 21.45%
American Mutual Fund, Class R-6	17,553	881
Capital World Growth and Income Fund, Class R-6	11,310	734
Washington Mutual Investors Fund, Class R-6	12,339	688
The Investment Company of America, Class R-6	8,907	445
Fundamental Investors, Class R-6	5,236	400
Total growth-and-income funds (cost: $2,545,000)		3,148

Equity-income funds 18.20%
The Income Fund of America, Class R-6	69,455	1,793
Capital Income Builder, Class R-6	12,839	877
Total equity-income funds (cost: $2,266,000)		2,670

Balanced funds 11.74%
American Balanced Fund, Class R-6	34,707	1,134
American Funds Global Balanced Fund, Class R-6	14,944	589
Total balanced funds (cost: $1,602,000)		1,723

Fixed income funds 46.56%
Intermediate Bond Fund of America, Class R-6	111,293	1,539
The Bond Fund of America, Class R-6	87,354	1,178
American Funds Inflation Linked Bond Fund, Class R-6	93,439	1,031
American Funds Mortgage Fund, Class R-6	86,497	881
American High-Income Trust, Class R-6	70,156	741
Capital World Bond Fund, Class R-6	35,385	727
U.S. Government Securities Fund, Class R-6	36,551	516
Short-Term Bond Fund of America, Class R-6	21,859	219
Total fixed income funds (cost: $6,879,000)		6,832

Total investment securities 100.08% (cost: $13,603,000)		14,685
Other assets less liabilities (0.08)%		(12)

Net assets 100.00%		$14,673

12	American Funds Insurance Series – Target Date Series

American Funds IS 2015 Target Date Fund (continued)

Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)		Capital gain distributions received (000)
Growth funds 2.13%
American Funds Global Insight Fund, Class R-6	$—	$205	$—	$—		$1	$206	$—		$—
AMCAP Fund, Class R-6	—	106	—	—		— [2]	106	—		4
							312

Growth-and-income funds 21.45%
American Mutual Fund, Class R-6	679	130	18	—	[2]	90	881	8		—
Capital World Growth and Income Fund, Class R-6	473	227	14	1		47	734	7		—
Washington Mutual Investors Fund, Class R-6	564	81	24	—	[2]	67	688	5		20
The Investment Company of America, Class R-6	563	56	247	34		39	445	4		4
Fundamental Investors, Class R-6	447	51	149	19		32	400	3		11
International Growth and Income Fund, Class R-6	95	6	111	27		(17)	—	—	[2]	—
							3,148

Equity-income funds 18.20%
The Income Fund of America, Class R-6	1,408	286	43	—	[2]	142	1,793	25		—
Capital Income Builder, Class R-6	1,405	175	835	89		43	877	17		—
							2,670

Balanced funds 11.74%
American Balanced Fund, Class R-6	352	748	11	—	[2]	45	1,134	6		6
American Funds Global Balanced Fund, Class R-6	351	224	7	—	[2]	21	589	5		—
							1,723

Fixed income funds 46.56%
Intermediate Bond Fund of America, Class R-6	1,167	438	52	(1)		(13)	1,539	8		—
The Bond Fund of America, Class R-6	936	304	39	(1)		(22)	1,178	9		2
American Funds Inflation Linked Bond Fund, Class R-6	819	237	35	—	[2]	10	1,031	—		—
American Funds Mortgage Fund, Class R-6	701	213	26	(1)		(6)	881	3		—
American High-Income Trust, Class R-6	587	153	28	—	[2]	29	741	16		—
Capital World Bond Fund, Class R-6	585	192	18	—	[2]	(32)	727	7		4
U.S. Government Securities Fund, Class R-6	468	73	16	—	[2]	(9)	516	3		—
Short-Term Bond Fund of America, Class	117	109	5	—	[2]	(2)	219	1		—
							6,832
Total 100.08%				$167		$465	$14,685	$127		$51

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.

See notes to financial statements.

American Funds Insurance Series – Target Date Series	13

American Funds IS 2010 Target Date Fund

Investment portfolio June 30, 2021	unaudited

Growth-and-income funds 18.81%	Shares	Value (000)
American Mutual Fund, Class R-6	215,328	$10,801
Capital World Growth and Income Fund, Class R-6	128,143	8,320
Washington Mutual Investors Fund, Class R-6	135,874	7,578
The Investment Company of America, Class R-6	113,671	5,675
Fundamental Investors, Class R-6	42,024	3,210
Total growth-and-income funds (cost: $29,397,000)		35,584

Equity-income funds 20.81%
The Income Fund of America, Class R-6	1,062,902	27,444
Capital Income Builder, Class R-6	174,532	11,924
Total equity-income funds (cost: $34,264,000)		39,368

Balanced funds 10.41%
American Balanced Fund, Class R-6	405,661	13,249
American Funds Global Balanced Fund, Class R-6	163,288	6,435
Total balanced funds (cost: $18,275,000)		19,684

Fixed income funds 50.04%
Intermediate Bond Fund of America, Class R-6	2,080,066	28,767
The Bond Fund of America, Class R-6	1,207,253	16,286
Short-Term Bond Fund of America, Class R-6	1,225,452	12,291
American Funds Inflation Linked Bond Fund, Class R-6	1,097,845	12,109
American Funds Mortgage Fund, Class R-6	1,169,461	11,917
American High-Income Trust, Class R-6	629,769	6,650
Capital World Bond Fund, Class R-6	322,009	6,614
Total fixed income funds (cost: $94,771,000)		94,634

Total investment securities 100.07% (cost: $176,707,000)		189,270
Other assets less liabilities (0.07)%		(141)

Net assets 100.00%		$189,129

14	American Funds Insurance Series – Target Date Series

American Funds IS 2010 Target Date Fund (continued)

Investments in affiliates1

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 18.81%
American Mutual Fund, Class R-6	$6,059	$4,037	$102	$2		$805	$10,801	$84	$—
Capital World Growth and Income Fund, Class R-6	4,800	3,088	65	1		496	8,320	70	—
Washington Mutual Investors Fund, Class R-6	4,796	2,288	42	—	[2]	536	7,578	56	211
The Investment Company of America, Class R-6	4,783	1,067	819	75		569	5,675	42	44
Fundamental Investors, Class R-6	3,514	801	1,525	231		189	3,210	21	83
							35,584

Equity-income funds 20.81%
The Income Fund of America, Class R-6	16,058	9,795	55	—	[2]	1,646	27,444	318	—
Capital Income Builder, Class R-6	16,058	3,591	9,262	929		608	11,924	200	—
							39,368

Balanced funds 10.41%
American Balanced Fund, Class R-6	3,770	9,015	14	—	[2]	478	13,249	65	68
American Funds Global Balanced Fund, Class R-6	3,519	2,695	—	—		221	6,435	49	—
							19,684

Fixed income funds 50.04%
Intermediate Bond Fund of America, Class R-6	18,749	10,288	42	(1)		(227)	28,767	133	—
The Bond Fund of America, Class R-6	10,546	5,979	6	—	[2]	(233)	16,286	108	29
Short-Term Bond Fund of America, Class	7,684	4,669	—	—		(62)	12,291	37	—
American Funds Inflation Linked Bond Fund, Class R-6	8,286	3,743	26	—	[2]	106	12,109	—	—
American Funds Mortgage Fund, Class R-6	7,783	4,203	—	—		(69)	11,917	35	—
American High-Income Trust, Class R-6	5,039	1,380	—	—		231	6,650	132	—
Capital World Bond Fund, Class R-6	5,011	1,865	—	—		(262)	6,614	59	38
							94,634
Total 100.07%				$1,237		$5,032	$189,270	$1,409	$473

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.

See notes to financial statements.

American Funds Insurance Series – Target Date Series	15

Financial statements

Statements of assets and liabilities	unaudited
at June 30, 2021	(dollars and shares in thousands, except per-share amounts)

		IS 2035 Fund		IS 2030 Fund		IS 2025 Fund		IS 2020 Fund		IS 2015 Fund	IS 2010 Fund
Assets:
Investment securities of affiliated issuers, at value		$135		$269		$691		$1,557		$14,685	$189,270
Cash		—	*	—	*	—	*	—	*	1	1
Receivables for:
Sales of investments		—	*	—	*	—	*	—	*	1	—
Sales of fund’s shares		—		—		—		—		—	104
Dividends		—	*	—	*	—	*	1		10	124
Total assets		135		269		691		1,558		14,697	189,499

Liabilities:
Payables for:
Purchases of investments		—	*	—	*	—	*	1		10	227
Repurchases of fund’s shares		—	*	—	*	—	*	—	*	2	2
Insurance administrative fees		—	*	—	*	1		1		9	103
Services provided by related parties		—	*	—	*	—	*	—	*	3	38
Total liabilities		—	*	—	*	1		2		24	370
Net assets at June 30, 2021		$135		$269		$690		$1,556		$14,673	$189,129

Net assets consist of:
Capital paid in on shares of beneficial interest		$118		$247		$616		$1,439		$13,286	$173,898
Total distributable earnings		17		22		74		117		1,387	15,231
Net assets at June 30, 2021		$135		$269		$690		$1,556		$14,673	$189,129
Investment securities from affiliated issuers, at cost		$122		$253		$633		$1,473		$13,603	$176,707
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$13		$12		$13		$12		$12	$12
	Shares outstanding	1		1		1		1		1	1
	Net asset value per share	$12.36		$11.96		$11.85		$11.59		$11.48	$11.32
Class 1A:	Net assets	$13		$12		$12		$12		$12	$12
	Shares outstanding	1		1		1		1		1	1
	Net asset value per share	$12.36		$11.96		$11.85		$11.59		$11.48	$11.32
Class 2:	Net assets	$13		$13		$12		$12		$12	$12
	Shares outstanding	1		1		1		1		1	1
	Net asset value per share	$12.36		$11.96		$11.85		$11.59		$11.48	$11.32
Class 4:	Net assets	$96		$232		$653		$1,520		$14,637	$189,093
	Shares outstanding	8		20		55		132		1,281	16,782
	Net asset value per share	$12.34		$11.93		$11.81		$11.54		$11.42	$11.27

*	Amount less than one thousand.

See notes to financial statements.

16	American Funds Insurance Series – Target Date Series

Financial statements (continued)

Statements of operations	unaudited
for the six months ended June 30, 2021	(dollars in thousands)

	IS 2035 Fund		IS 2030 Fund		IS 2025 Fund		IS 2020 Fund		IS 2015 Fund		IS 2010 Fund
Investment income:
Income:
Dividends from affiliated issuers	$1		$2		$4		$10		$127		$1,409
Fees and expenses*:
Distribution services	—	†	—	†	1		1		17		188
Insurance administrative services	—	†	—	†	1		1		17		188
Transfer agent services	—		—		—	†	—	†	—	†	—	†
Reports to shareholders	—	†	—	†	—	†	1		2		15
Registration statement and prospectus	—	†	—	†	—	†	—	†	2		23
Auditing and legal	4		5		4		4		5		5
Custodian	2		2		1		2		2		10
Total fees and expenses before reimbursements	6		7		7		9		45		429
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	6		6		6		6		7		4
Total fees and expenses after reimbursements	—	†	1		1		3		38		425
Net investment income	1		1		3		7		89		984
Net realized gain and unrealized appreciation:
Net realized gain on investments in affiliated issuers	2		3		10		21		167		1,237
Capital gain distributions received from affiliated issuers	1		2		4		6		51		473
	3		5		14		27		218		1,710
Net unrealized appreciation on investments in affiliated issuers	7		12		18		26		465		5,032
Net realized gain and unrealized appreciation	10		17		32		53		683		6,742
Net increase in net assets resulting from operations	$11		$18		$35		$60		$772		$7,726

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

American Funds Insurance Series – Target Date Series	17

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	IS 2035 Fund		IS 2030 Fund		IS 2025 Fund
	Six months ended June 30, 2021*	Year ended December 31, 2020	Six months ended June 30, 2021*	Year ended December 31, 2020	Six months ended June 30, 2021*	Year ended December 31, 2020
Operations:
Net investment income	$1	$1	$1	$1	$3	$5
Net realized gain	3	1	5	2	14	9
Net unrealized appreciation	7	6	12	4	18	40
Net increase in net assets resulting from operations	11	8	18	7	35	54
Distributions paid to shareholders	(1)	(2)	(1)	(3)	(5)	(10)
Net capital share transactions	1	77	79	128	132	443
Total increase in net assets	11	83	96	132	162	487
Net assets:
Beginning of period	124	41	173	41	528	41
End of period	$135	$124	$269	$173	$690	$528

	IS 2020 Fund		IS 2015 Fund		IS 2010 Fund
	Six months ended June 30, 2021*	Year ended December 31, 2020	Six months ended June 30, 2021*	Year ended December 31, 2020	Six months ended June 30, 2021*	Year ended December 31, 2020
Operations:
Net investment income	$7	$9	$89	$123	$984	$1,455
Net realized gain	27	13	218	133	1,710	1,396
Net unrealized appreciation	26	58	465	617	5,032	7,531
Net increase in net assets resulting from operations	60	80	772	873	7,726	10,382
Distributions paid to shareholders	(7)	(17)	(60)	(198)	(583)	(2,295)
Net capital share transactions	457	942	2,249	10,996	55,626	118,232
Total increase in net assets	510	1,005	2,961	11,671	62,769	126,319
Net assets:
Beginning of period	1,046	41	11,712	41	126,360	41
End of period	$1,556	$1,046	$14,673	$11,712	$189,129	$126,360

*	Unaudited.

See notes to financial statements.

18	American Funds Insurance Series – Target Date Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds (the “funds”), including six funds in the American Funds Insurance Series — Target Date Series covered in this report. The other 28 funds in the series are covered in separate reports. Twenty-three funds in the series are covered in the American Funds Insurance Series report and five funds in the series are covered in the American Funds Insurance Series — Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately.

Capital Research and Management Company (“CRMC”) is the series’ investment adviser.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

Each fund in the American Funds Insurance Series — Target Date Series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. CRMC is also the investment adviser of the underlying funds.

Each fund offers four share classes (Classes 1, 1A, 2 and 4). Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions paid to shareholders are recorded on each fund’s ex-dividend date.

American Funds Insurance Series – Target Date Series	19

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At June 30, 2021, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in a fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of a fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, a fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the 1940 Act the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

20	American Funds Insurance Series – Target Date Series

Underlying fund risks — Because a fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in a fund and the applicable underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Insurance Series – Target Date Series	21

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

22	American Funds Insurance Series – Target Date Series

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2021, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains or financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series – Target Date Series	23

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	IS 2035		IS 2030		IS 2025		IS 2020		IS 2015	IS 2010
	Fund		Fund		Fund		Fund		Fund	Fund
As of December 31, 2020
Undistributed ordinary income	$—	*	$—	*	$—	*	$—	*	$4	$39
Undistributed long-term capital gains	1		1		5		7		56	543
As of June 30, 2021
Gross unrealized appreciation on investments	14		17		62		93		1,206	13,534
Gross unrealized depreciation on investments	(1)		(2)		(4)		(10)		(126)	(995)
Net unrealized appreciation on investments	13		15		58		83		1,080	12,539
Cost of investments	122		254		633		1,474		13,605	176,731

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

IS 2035 Fund

	Six months ended June 30, 2021						Year ended December 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 1	$—	*	$—	*	$—	*	$—	*	$1		$1
Class 1A	—	*	—	*	—	*	—	*	—	*	—	*
Class 2	—	*	—	*	—	*	—	*	—	*	—	*
Class 4	—	*	1		1		1		—	*	1
Total	$—	*	$1		$1		$1		$1		$2

IS 2030 Fund

	Six months ended June 30, 2021						Year ended December 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 1	$—	*	$—	*	$—	*	$—	*	$1		$1
Class 1A	—	*	—	*	—	*	—	*	—	*	—	*
Class 2	—	*	—	*	—	*	—	*	—	*	—	*
Class 4	—	*	1		1		2		—	*	2
Total	$—	*	$1		$1		$2		$1		$3

IS 2025 Fund

	Six months ended June 30, 2021						Year ended December 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 1	$—	*	$—	*	$—	*	$—	*	$—	*	$—	*
Class 1A	—	*	—	*	—	*	—	*	—	*	—	*
Class 2	—	*	—	*	—	*	—	*	—	*	—	*
Class 4	—	*	5		5		8		2		10
Total	$ —*		$5		$5		$8		$2		$10

See end of tables for footnote.

24	American Funds Insurance Series – Target Date Series

IS 2020 Fund

	Six months ended June 30, 2021						Year ended December 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 1	$—	*	$—	*	$—	*	$—	*	$—	*	$—	*
Class 1A	—	*	—	*	—	*	—	*	—	*	—	*
Class 2	—	*	—	*	—	*	—	*	—	*	—	*
Class 4	—	*	7		7		16		1		17
Total	$—	*	$7		$7		$16		$1		$17

IS 2015 Fund

	Six months ended June 30, 2021						Year ended December 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 1	$—	*	$—	*	$—	*	$—	*	$—	*	$—	*
Class 1A	—	*	—	*	—	*	—	*	—	*	—	*
Class 2	—	*	—	*	—	*	—	*	—	*	—	*
Class 4	4		56		60		194		4		198
Total	$4		$56		$60		$194		$4		$198

IS 2010 Fund

	Six months ended June 30, 2021						Year ended December 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 1	$—	*	$—	*	$—	*	$1		$—	*	$1
Class 1A	—	*	—	*	—	*	—	*	—	*	—	*
Class 2	—	*	—	*	—	*	—	*	—	*	—	*
Class 4	39		544		583		2,252		42		2,294
Total	$39		$544		$583		$2,253		$42		$2,295

*	Amount less than one thousand.

American Funds Insurance Series – Target Date Series	25

6. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. CRMC receives investment advisory fees from the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments are based on an annualized percentage of average net assets as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 4	0.25	0.25

Insurance administrative services — The series has an insurance administrative services plan for Class 1A and 4 shares. Under the plan, each share class pays 0.25% of each insurance company’s respective average daily net assets to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to the funds. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. Currently CRMC receives an administrative services fee at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

26	American Funds Insurance Series – Target Date Series

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

IS 2035 Fund

Insurance
	Distribution		administrative
Share class	services		services
Class 1	Not applicable		Not applicable
Class 1A	$—		$—
Class 2	—		Not applicable
Class 4	—	*	—	*
Total class-specific expenses	$—	*	$—	*

IS 2030 Fund

Insurance
	Distribution		administrative
Share class	services		services
Class 1	Not applicable		Not applicable
Class 1A	$—		$—
Class 2	—		Not applicable
Class 4	—	*	—	*
Total class-specific expenses	$—	*	$—	*

IS 2025 Fund

Insurance
	Distribution	administrative
Share class	services	services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	1	1
Total class-specific expenses	$1	$1

IS 2020 Fund

Insurance
	Distribution	administrative
Share class	services	services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	1	1
Total class-specific expenses	$1	$1

IS 2015 Fund

Insurance
	Distribution	administrative
Share class	services	services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	17	17
Total class-specific expenses	$17	$17

IS 2010 Fund

Insurance
	Distribution	administrative
Share class	services	services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	188	188
Total class-specific expenses	$188	$188

*	Amount less than one thousand.

Miscellaneous fee reimbursement — CRMC reimbursed a portion of miscellaneous fees and expenses for each fund in the series. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2021, total fees and expenses reimbursed by CRMC were $35,000. CRMC may recoup all or a portion of these reimbursements by the end of the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of the reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation in each fund’s statement of operations reflects current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

American Funds Insurance Series – Target Date Series	27

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

IS 2035 Fund

	Sales*				Reinvestments of distributions				Repurchases*				Net increase
Share class	Amount		Shares		Amount		Shares		Amount		Shares		Amount		Shares

Six months ended June 30, 2021

Class 1	$—		—		$—	†	—	†	$—		—		$—	†	—	†
Class 1A	—		—		—	†	—	†	—		—		—	†	—	†
Class 2	—		—		—	†	—	†	—		—		—	†	—	†
Class 4	—	†	—	†	1		—	†	—	†	—	†	1		—	†
Total net increase	$—	†	—	†	$1		—	†	$—	†	—	†	$1		—	†

Year ended December 31, 2020

Class 1	$—		—		$—	†	—	†	$—		—		$—	†	—	†
Class 1A	—		—		—	†	—	†	—		—		—	†	—	†
Class 2	—		—		—	†	—	†	—		—		—	†	—	†
Class 4	75		7		2		—	†	—	†	—	†	77		7
Total net increase	$75		7		$2		—	†	$—	†	—	†	$77		7

IS 2030 Fund

	Sales*				Reinvestments of distributions				Repurchases*				Net increase
Share class	Amount		Shares		Amount		Shares		Amount		Shares		Amount		Shares

Six months ended June 30, 2021

Class 1	$—		—		$—	†	—	†	$—		—		$—	†	—	†
Class 1A	—		—		—	†	—	†	—		—		—	†	—	†
Class 2	—		—		—	†	—	†	—		—		—	†	—	†
Class 4	83		7		1		—	†	(5)		—	†	79		7
Total net increase (decrease)	$83		7		$1		—	†	$(5)		—	†	$79		7

Year ended December 31, 2020

Class 1	$—		—		$—	†	—	†	$—		—		$—	†	—	†
Class 1A	—		—		—	†	—	†	—		—		—	†	—	†
Class 2	—		—		—	†	—	†	—		—		—	†	—	†
Class 4	125		12		3		—	†	—	†	—	†	128		12
Total net increase	$125		12		$3		—	†	$—	†	—	†	$128		12

See end of tables for footnotes.

28	American Funds Insurance Series – Target Date Series

IS 2025 Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2021

Class 1	$—	—	$—	†	—	†	$—	—	$—	†	—	†
Class 1A	—	—	—	†	—	†	—	—	—	†	—	†
Class 2	—	—	—	†	—	†	—	—	—	†	—	†
Class 4	150	13	5		—	†	(23)	(2)	132		11
Total net increase (decrease)	$150	13	$5		—	†	$(23)	(2)	$132		11

Year ended December 31, 2020

Class 1	$—	—	$—	†	—	†	$—	—	$—	†	—	†
Class 1A	—	—	—	†	—	†	—	—	—	†	—	†
Class 2	—	—	—	†	—	†	—	—	—	†	—	†
Class 4	437	43	10		1		(4)	(1)	443		43
Total net increase (decrease)	$437	43	$10		1		$(4)	(1)	$443		43

IS 2020 Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2021

Class 1	$—	—	$—	†	—	†	$—	—	$—	†	—	†
Class 1A	—	—	—	†	—	†	—	—	—	†	—	†
Class 2	—	—	—	†	—	†	—	—	—	†	—	†
Class 4	585	51	7		1		(135)	(13)	457		39
Total net increase (decrease)	$585	51	$7		1		$(135)	(13)	$457		39

Year ended December 31, 2020

Class 1	$—	—	$ —†		—	†	$—	—	$—	†	—	†
Class 1A	—	—	—	†	—	†	—	—	—	†	—	†
Class 2	—	—	—	†	—	†	—	—	—	†	—	†
Class 4	955	93	17		2		(30)	(3)	942		92
Total net increase (decrease)	$955	93	$17		2		$(30)	(3)	$942		92

IS 2015 Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2021

Class 1	$—	—	$—	†	—	†	$—	—	$—	†	—	†
Class 1A	—	—	—	†	—	†	—	—	—	†	—	†
Class 2	—	—	—	†	—	†	—	—	—	†	—	†
Class 4	2,634	239	60		5		(445)	(41)	2,249		203
Total net increase (decrease)	$2,634	239	$60		5		$(445)	(41)	$2,249		203

Year ended December 31, 2020

Class 1	$—	—	$—	†	—	†	$—	—	$—	†	—	†
Class 1A	—	—	—	†	—	†	—	—	—	†	—	†
Class 2	—	—	—	†	—	†	—	—	—	†	—	†
Class 4	11,008	1,079	198		18		(210)	(20)	10,996		1,077
Total net increase (decrease)	$11,008	1,079	$198		18		$(210)	(20)	$10,996		1,077

See end of tables for footnotes.

American Funds Insurance Series – Target Date Series	29

IS 2010 Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2021

Class 1	$—	—	$1		—	†	$—	—	$1		—	†
Class 1A	—	—	—	†	—	†	—	—	—	†	—	†
Class 2	—	—	—	†	—	†	—	—	—	†	—	†
Class 4	56,278	5,075	582		52		(1,235)	(113)	55,625		5,014
Total net increase (decrease)	$56,278	5,075	$583		52		$(1,235)	(113)	$55,626		5,014

Year ended December 31, 2020

Class 1	$—	—	$—	†	—	†	$—	—	$—	†	—	†
Class 1A	—	—	—	†	—	†	—	—	—	†	—	†
Class 2	—	—	—	†	—	†	—	—	—	†	—	†
Class 4	117,452	11,699	2,295		215		(1,515)	(147)	118,232		11,767
Total net increase (decrease)	$117,452	11,699	$2,295		215		$(1,515)	(147)	$118,232		11,767

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

Each fund made purchases and sales of investment securities during the six months ended June 30, 2021, as follows (dollars in thousands):

	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund	IS 2020 Fund	IS 2015 Fund	IS 2010 Fund
Purchases of investment securities*	$28	$133	$209	$701	$4,015	$68,505
Sales of investment securities*	23	48	71	234	1,679	11,959

*	Excludes short-term securities and U.S. government obligations, if any.

10. Ownership concentration

At June 30, 2021, CRMC held aggregate ownership of 39% and 19% of the outstanding shares of IS 2035 Fund and IS 2030 Fund, respectively. The ownership percentages represent the seed money invested in the funds when they began operations on December 6, 2019.

30	American Funds Insurance Series – Target Date Series

Financial highlights

		Income from investment operations[1]			Dividends and distributions								Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income	Distributions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		to average net assets before reimburse- ments[3]		to average net assets after reimburse- ments[2,3]		Net effective expense ratio[2,4,5]		Ratio of net income to average net assets[2]
IS 2035 Fund
Class 1:
6/30/2021[5,6]	$11.39	$.07	$1.01	$1.08	$— [7]	$(.11)	$(.11)	$12.36	9.51%[8]		$—	[9]	10.04%[10]		.06%[10]		.41%[10]		1.13%[10]
12/31/2020	10.19	.15	1.43	1.58	(.12)	(.26)	(.38)	11.39	16.03		—	[9]	46.43		.06		.42		1.52
12/31/2019[6,11]	10.00	.08	.19	.27	(.08)	—	(.08)	10.19	2.70	[8]	—	[9]	—	[8]	—	[8]	.37	[10]	.75	[8]
Class 1A:
6/30/2021[5,6]	11.38	.07	1.02	1.09	— [7]	(.11)	(.11)	12.36	9.60	[8]	—	[9]	10.04	[10]	.06	[10]	.41	[10]	1.13	[10]
12/31/2020	10.19	.15	1.42	1.57	(.12)	(.26)	(.38)	11.38	15.93		—	[9]	46.43		.06		.42		1.51
12/31/2019[6,11]	10.00	.08	.19	.27	(.08)	—	(.08)	10.19	2.70	[8]	—	[9]	—	[8]	—	[8]	.37	[10]	.75	[8]
Class 2:
6/30/2021[5,6]	11.38	.07	1.02	1.09	— [7]	(.11)	(.11)	12.36	9.60	[8,12]	—	[9]	10.04	[10,12]	.06	[10,12]	.41	[10,12]	1.13	[10,12]
12/31/2020	10.19	.15	1.42	1.57	(.12)	(.26)	(.38)	11.38	15.93	[12]	—	[9]	46.43	[12]	.06	[12]	.42	[12]	1.51	[12]
12/31/2019[6,11]	10.00	.08	.19	.27	(.08)	—	(.08)	10.19	2.70	[8,12]	—	[9]	—	[8,12]	—	[8,12]	.37	[10,12]	.75	[8,12]
Class 4:
6/30/2021[5,6]	11.39	.04	1.02	1.06	— [7]	(.11)	(.11)	12.34	9.33	[8]	—	[9]	10.48	[10]	.49	[10]	.84	[10]	.70	[10]
12/31/2020	10.19	.35	1.22	1.57	(.11)	(.26)	(.37)	11.39	16.01		—	[9]	52.83		.18		.54		3.35
12/31/2019[6,11]	10.00	.08	.19	.27	(.08)	—	(.08)	10.19	2.70	[8]	—	[9]	—	[8]	—	[8]	.37	[10]	.75	[8]
IS 2030 Fund
Class 1:
6/30/2021[5,6]	$11.14	$.07	$.82	$.89	$— [7]	$(.07)	$(.07)	$11.96	7.97%[8]		$—	[9]	5.15%[10]		.06%[10]		.39%[10]		1.28%[10]
12/31/2020	10.15	.17	1.16	1.33	(.13)	(.21)	(.34)	11.14	13.41		—	[9]	45.36		.06		.41		1.71
12/31/2019[6,11]	10.00	.07	.16	.23	(.08)	—	(.08)	10.15	2.28	[8]	—	[9]	—	[8]	—	[8]	.35	[10]	.69	[8]
Class 1A:
6/30/2021[5,6]	11.14	.07	.82	.89	— [7]	(.07)	(.07)	11.96	7.97	[8]	—	[9]	5.15	[10]	.06	[10]	.39	[10]	1.28	[10]
12/31/2020	10.15	.17	1.16	1.33	(.13)	(.21)	(.34)	11.14	13.41		—	[9]	45.36		.06		.41		1.71
12/31/2019[6,11]	10.00	.07	.16	.23	(.08)	—	(.08)	10.15	2.28	[8]	—	[9]	—	[8]	—	[8]	.35	[10]	.69	[8]
Class 2:
6/30/2021[5,6]	11.14	.07	.82	.89	— [7]	(.07)	(.07)	11.96	7.97	[8,12]	—	[9]	5.15	[10,12]	.06	[10,12]	.39	[10,12]	1.28	[10,12]
12/31/2020	10.15	.17	1.16	1.33	(.13)	(.21)	(.34)	11.14	13.41	[12]	—	[9]	45.36	[12]	.06	[12]	.41	[12]	1.72	[12]
12/31/2019[6,11]	10.00	.07	.16	.23	(.08)	—	(.08)	10.15	2.28	[8,12]	—	[9]	—	[8,12]	—	[8,12]	.35	[10,12]	.69	[8,12]
Class 4:
6/30/2021[5,6]	11.14	.05	.81	.86	— [7]	(.07)	(.07)	11.93	7.69	[8]	—	[9]	5.68	[10]	.53	[10]	.86	[10]	.86	[10]
12/31/2020	10.15	.46	.87	1.33	(.13)	(.21)	(.34)	11.14	13.39		—	[9]	44.54		.25		.60		4.38
12/31/2019[6,11]	10.00	.07	.16	.23	(.08)	—	(.08)	10.15	2.28	[8]	—	[9]	—	[8]	—	[8]	.35	[10]	.69	[8]
IS 2025 Fund
Class 1:
6/30/2021[5,6]	$11.17	$.08	$.68	$.76	$—	$(.08)	$(.08)	$11.85	6.82%[8]		$—	[9]	2.51%[10]		.06%[10]		.37%[10]		1.41%[10]
12/31/2020	10.12	.19	1.10	1.29	(.19)	(.05)	(.24)	11.17	12.75		—	[9]	20.72		.06		.38		1.85
12/31/2019[6,11]	10.00	.07	.13	.20	(.08)	—	(.08)	10.12	1.98	[8]	—	[9]	—	[8]	—	[8]	.33	[10]	.66	[8]
Class 1A:
6/30/2021[5,6]	11.17	.08	.68	.76	—	(.08)	(.08)	11.85	6.82	[8]	—	[9]	2.51	[10]	.06	[10]	.37	[10]	1.41	[10]
12/31/2020	10.12	.19	1.10	1.29	(.19)	(.05)	(.24)	11.17	12.75		—	[9]	20.72		.06		.38		1.85
12/31/2019[6,11]	10.00	.07	.13	.20	(.08)	—	(.08)	10.12	1.98	[8]	—	[9]	—	[8]	—	[8]	.33	[10]	.66	[8]
Class 2:
6/30/2021[5,6]	11.17	.08	.68	.76	—	(.08)	(.08)	11.85	6.82	[8,12]	—	[9]	2.51	[10,12]	.06	[10,12]	.37	[10,12]	1.41	[10,12]
12/31/2020	10.12	.19	1.10	1.29	(.19)	(.05)	(.24)	11.17	12.75	[12]	—	[9]	20.72	[12]	.06	[12]	.38	[12]	1.85	[12]
12/31/2019[6,11]	10.00	.07	.13	.20	(.08)	—	(.08)	10.12	1.98	[8,12]	—	[9]	—	[8,12]	—	[8,12]	.33	[10,12]	.66	[8,12]
Class 4:
6/30/2021[5,6]	11.16	.06	.67	.73	—	(.08)	(.08)	11.81	6.56	[8]	1		2.81	[10]	.55	[10]	.86	[10]	.98	[10]
12/31/2020	10.12	.20	1.06	1.26	(.17)	(.05)	(.22)	11.16	12.42		1		7.44		.54		.86		1.93
12/31/2019[6,11]	10.00	.07	.13	.20	(.08)	—	(.08)	10.12	1.98	[8]	—	[9]	—	[8]	—	[8]	.33	[10]	.66	[8]

See end of tables for footnotes.

American Funds Insurance Series – Target Date Series	31

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions								Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		to average net assets before reimburse- ments[3]		to average net assets after reimburse- ments[2,3]		Net effective expense ratio[2,4,5]		Ratio of net income to average net assets[2]
IS 2020 Fund
Class 1:
6/30/2021[5,6]	$10.94	$.10	$.60	$.70	$— [7]	$(.05)	$(.05)	$11.59	6.42%[8]		$—	[9]	1.31%[10]		.06%[10]		.36%[10]		1.71%[10]
12/31/2020	10.09	.25	.81	1.06	(.19)	(.02)	(.21)	10.94	10.52		—	[9]	14.67		.06		.36		2.41
12/31/2019[6,11]	10.00	.07	.10	.17	(.08)	—	(.08)	10.09	1.68	[8]	—	[9]	—	[8]	—	[8]	.31	[10]	.65	[8]
Class 1A:
6/30/2021[5,6]	10.95	.10	.59	.69	— [7]	(.05)	(.05)	11.59	6.32	[8]	—	[9]	1.31	[10]	.06	[10]	.36	[10]	1.71	[10]
12/31/2020	10.09	.25	.82	1.07	(.19)	(.02)	(.21)	10.95	10.62		—	[9]	14.67		.06		.36		2.41
12/31/2019[6,11]	10.00	.07	.10	.17	(.08)	—	(.08)	10.09	1.68	[8]	—	[9]	—	[8]	—	[8]	.31	[10]	.65	[8]
Class 2:
6/30/2021[5,6]	10.94	.10	.60	.70	— [7]	(.05)	(.05)	11.59	6.42	[8,12]	—	[9]	1.31	[10,12]	.06	[10,12]	.36	[10,12]	1.71	[10,12]
12/31/2020	10.09	.25	.81	1.06	(.19)	(.02)	(.21)	10.94	10.52	[12]	—	[9]	14.67	[12]	.06	[12]	.36	[12]	2.41	[12]
12/31/2019[6,11]	10.00	.07	.10	.17	(.08)	—	(.08)	10.09	1.68	[8,12]	—	[9]	—	[8,12]	—	[8,12]	.31	[10,12]	.65	[8,12]
Class 4:
6/30/2021[5,6]	10.92	.07	.60	.67	— [7]	(.05)	(.05)	11.54	6.15	[8]	2		1.71	[10]	.55	[10]	.85	[10]	1.30	[10]
12/31/2020	10.09	.29	.73	1.02	(.17)	(.02)	(.19)	10.92	10.15		1		5.79		.54		.84		2.75
12/31/2019[6,11]	10.00	.07	.10	.17	(.08)	—	(.08)	10.09	1.68	[8]	—	[9]	—	[8]	—	[8]	.31	[10]	.65	[8]
IS 2015 Fund
Class 1:
6/30/2021[5,6]	$10.85	$.10	$.57	$.67	$— [7]	$(.04)	$(.04)	$11.48	6.24%[8]		$—	[9]	.16%[10]		.06%[10]		.35%[10]		1.79%[10]
12/31/2020	10.09	.76	.20	.96	(.20)	— [7]	(.20)	10.85	9.62		—	[9]	7.60		.06		.35		7.46
12/31/2019[6,11]	10.00	.07	.10	.17	(.08)	—	(.08)	10.09	1.69	[8]	—	[9]	—	[8]	—	[8]	.30	[10]	.65	[8]
Class 1A:
6/30/2021[5,6]	10.85	.10	.57	.67	— [7]	(.04)	(.04)	11.48	6.24	[8]	—	[9]	.16	[10]	.06	[10]	.35	[10]	1.79	[10]
12/31/2020	10.09	.76	.20	.96	(.20)	— [7]	(.20)	10.85	9.62		—	[9]	7.60		.06		.35		7.46
12/31/2019[6,11]	10.00	.07	.10	.17	(.08)	—	(.08)	10.09	1.69	[8]	—	[9]	—	[8]	—	[8]	.30	[10]	.65	[8]
Class 2:
6/30/2021[5,6]	10.85	.10	.57	.67	— [7]	(.04)	(.04)	11.48	6.24	[8,12]	—	[9]	.16	[10,12]	.06	[10,12]	.35	[10,12]	1.79	[10,12]
12/31/2020	10.09	.76	.20	.96	(.20)	— [7]	(.20)	10.85	9.62	[12]	—	[9]	7.60	[12]	.06	[12]	.35	[12]	7.46	[12]
12/31/2019[6,11]	10.00	.07	.10	.17	(.08)	—	(.08)	10.09	1.69	[8,12]	—	[9]	—	[8,12]	—	[8,12]	.30	[10,12]	.65	[8,12]
Class 4:
6/30/2021[5,6]	10.83	.07	.56	.63	— [7]	(.04)	(.04)	11.42	5.88	[8]	15		.66	[10]	.56	[10]	.85	[10]	1.32	[10]
12/31/2020	10.09	.27	.65	.92	(.18)	— [7]	(.18)	10.83	9.20		12		.93		.56		.85		2.58
12/31/2019[6,11]	10.00	.07	.10	.17	(.08)	—	(.08)	10.09	1.69	[8]	—	[9]	—	[8]	—	[8]	.30	[10]	.65	[8]
IS 2010 Fund
Class 1:
6/30/2021[5,6]	$10.76	$.10	$.49	$.59	$— [7]	$(.03)	$(.03)	$11.32	5.54%[8]		$—	[9]	.07%[10]		.06%[10]		.34%[10]		1.74%[10]
12/31/2020	10.08	.25	.65	.90	(.22)	— [7]	(.22)	10.76	9.02		—	[9]	.10		.08		.37		2.51
12/31/2019[6,11]	10.00	.06	.09	.15	(.07)	—	(.07)	10.08	1.54	[8]	—	[9]	—	[8]	—	[8]	.30	[10]	.62	[8]
Class 1A:
6/30/2021[5,6]	10.76	.10	.49	.59	— [7]	(.03)	(.03)	11.32	5.54	[8]	—	[9]	.07	[10]	.06	[10]	.34	[10]	1.74	[10]
12/31/2020	10.08	.26	.64	.90	(.22)	— [7]	(.22)	10.76	9.02		—	[9]	.10		.08		.37		2.51
12/31/2019[6,11]	10.00	.06	.09	.15	(.07)	—	(.07)	10.08	1.54	[8]	—	[9]	—	[8]	—	[8]	.30	[10]	.62	[8]
Class 2:
6/30/2021[5,6]	10.76	.10	.49	.59	— [7]	(.03)	(.03)	11.32	5.54	[8,12]	—	[9]	.07	[10,12]	.06	[10,12]	.34	[10,12]	1.74	[10,12]
12/31/2020	10.08	.25	.65	.90	(.22)	— [7]	(.22)	10.76	9.02	[12]	—	[9]	.10	[12]	.08	[12]	.37	[12]	2.51	[12]
12/31/2019[6,11]	10.00	.06	.09	.15	(.07)	—	(.07)	10.08	1.54	[8,12]	—	[9]	—	[8,12]	—	[8,12]	.30	[10,12]	.62	[8,12]
Class 4:
6/30/2021[5,6]	10.74	.07	.49	.56	— [7]	(.03)	(.03)	11.27	5.27	[8]	189		.57	[10]	.56	[10]	.84	[10]	1.30	[10]
12/31/2020	10.08	.24	.62	.86	(.20)	— [7]	(.20)	10.74	8.55		126		.55		.55		.84		2.36
12/31/2019[6,11]	10.00	.06	.09	.15	(.07)	—	(.07)	10.08	1.54	[8]	—	[9]	—	[8]	—	[8]	.30	[10]	.62	[8]

See end of tables for footnotes.

32	American Funds Insurance Series – Target Date Series

Financial highlights (continued)

		Year ended December 31,
Portfolio turnover rate for all share classes	Six months ended June 30, 2021[5,6,8]	2020	2019[6,11]
IS 2035 Fund	18%	48%	—%[13]
IS 2030 Fund	19	45	—	[13]
IS 2025 Fund	12	10	—	[13]
IS 2020 Fund	20	15	—	[13]
IS 2015 Fund	12	5	—	[13]
IS 2010 Fund	8	1	—	[13]

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses for each of the funds. No expenses were accrued on any of the funds during the period December 6, 2019, commencement of operations, through December 31, 2019.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[5]	Unaudited.
[6]	Based on operations for a period that is less than a full year.
[7]	Amount less than $.01.
[8]	Not annualized.
[9]	Amount less than $1 million.
[10]	Annualized.
[11]	For the period December 6, 2019, commencement of operations, through December 31, 2019.
[12]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[13]	There was no turnover.

American Funds Insurance Series – Target Date Series	33

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2021, through June 30, 2021).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	American Funds Insurance Series – Target Date Series

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
IS 2035 Fund
Class 1 – actual return	$1,000.00	$1,095.06	$.31	.06%	$2.13	.41%
Class 1 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.06	.41
Class 1A – actual return	1,000.00	1,096.01	.31	.06	2.13	.41
Class 1A – assumed 5% return	1,000.00	1,024.50	.30	.06	2.06	.41
Class 2 – actual return	1,000.00	1,096.01	.31	.06	2.13	.41
Class 2 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.06	.41
Class 4 – actual return	1,000.00	1,093.30	2.54	.49	4.36	.84
Class 4 – assumed 5% return	1,000.00	1,022.36	2.46	.49	4.21	.84
IS 2030 Fund
Class 1 – actual return	$1,000.00	$1,079.65	$.31	.06%	$2.01	.39%
Class 1 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.96	.39
Class 1A – actual return	1,000.00	1,079.65	.31	.06	2.01	.39
Class 1A – assumed 5% return	1,000.00	1,024.50	.30	.06	1.96	.39
Class 2 – actual return	1,000.00	1,079.65	.31	.06	2.01	.39
Class 2 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.96	.39
Class 4 – actual return	1,000.00	1,076.93	2.73	.53	4.43	.86
Class 4 – assumed 5% return	1,000.00	1,022.17	2.66	.53	4.31	.86
IS 2025 Fund
Class 1 – actual return	$1,000.00	$1,068.19	$.31	.06%	$1.90	.37%
Class 1 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.86	.37
Class 1A – actual return	1,000.00	1,068.19	.31	.06	1.90	.37
Class 1A – assumed 5% return	1,000.00	1,024.50	.30	.06	1.86	.37
Class 2 – actual return	1,000.00	1,068.19	.31	.06	1.90	.37
Class 2 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.86	.37
Class 4 – actual return	1,000.00	1,065.56	2.82	.55	4.40	.86
Class 4 – assumed 5% return	1,000.00	1,022.07	2.76	.55	4.31	.86
IS 2020 Fund
Class 1 – actual return	$1,000.00	$1,064.16	$.31	.06%	$1.84	.36%
Class 1 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.81	.36
Class 1A – actual return	1,000.00	1,063.17	.31	.06	1.84	.36
Class 1A – assumed 5% return	1,000.00	1,024.50	.30	.06	1.81	.36
Class 2 – actual return	1,000.00	1,064.16	.31	.06	1.84	.36
Class 2 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.81	.36
Class 4 – actual return	1,000.00	1,061.51	2.81	.55	4.34	.85
Class 4 – assumed 5% return	1,000.00	1,022.07	2.76	.55	4.26	.85
IS 2015 Fund
Class 1 – actual return	$1,000.00	$1,062.38	$.31	.06%	$1.79	.35%
Class 1 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.76	.35
Class 1A – actual return	1,000.00	1,062.38	.31	.06	1.79	.35
Class 1A – assumed 5% return	1,000.00	1,024.50	.30	.06	1.76	.35
Class 2 – actual return	1,000.00	1,062.38	.31	.06	1.79	.35
Class 2 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.76	.35
Class 4 – actual return	1,000.00	1,058.81	2.86	.56	4.34	.85
Class 4 – assumed 5% return	1,000.00	1,022.02	2.81	.56	4.26	.85

See next page for footnotes.

American Funds Insurance Series – Target Date Series	35

Expense example (continued)

	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
IS 2010 Fund
Class 1 – actual return	$1,000.00	$1,055.42	$.31	.06%	$1.73	.34%
Class 1 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.71	.34
Class 1A – actual return	1,000.00	1,055.42	.31	.06	1.73	.34
Class 1A – assumed 5% return	1,000.00	1,024.50	.30	.06	1.71	.34
Class 2 – actual return	1,000.00	1,055.42	.31	.06	1.73	.34
Class 2 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.71	.34
Class 4 – actual return	1,000.00	1,052.72	2.85	.56	4.28	.84
Class 4 – assumed 5% return	1,000.00	1,022.02	2.81	.56	4.21	.84

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

36	American Funds Insurance Series – Target Date Series

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American Funds Insurance Series – Target Date Series	37

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series – Target Date Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included),and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2020, while recognizing the funds’ short operational history. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

38	American Funds Insurance Series – Target Date Series

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses were generally competitive with those of other similar funds included in the comparable Lipper category.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series – Target Date Series	39

Office of the series

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

40	American Funds Insurance Series – Target Date Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Insurance Series — Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Insurance Series — Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series — Target Date Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series — Target Date Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2021, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 27 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series’ superior outcomes
American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods.[2] Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[4]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2021.
[2]	Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.
[3]	Based on Class 1 share results as of December 31, 2020. Three of our five fixed income funds showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1.A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	Based on management fees for the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By __/s/ Maria Manotok___________________
Maria Manotok, Principal Executive Officer

Date: August 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Maria Manotok_________________
Maria Manotok, Principal Executive Officer

Date: August 31, 2021

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: August 31, 2021